UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$0	^
		TOTAL DIVERSIFIED FINANCIALS			0	^

		TOTAL CORPORATE BONDS			0
		(Cost $466)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	291
		TOTAL U.S. TREASURY SECURITIES			291

		TOTAL GOVERNMENT BONDS			291
		(Cost $302)

		TOTAL BONDS			291
		(Cost $768)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
469,915	*,j	Morgan Stanley BV	0.000	07/02/18	9,410
		TOTAL DIVERSIFIED FINANCIALS			9,410

		TOTAL EQUITY LINKED NOTES			9,410
		(Cost $8,011)

SHARES		COMPANY

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.9%
173,085		Actron Technology Corp	632
185,046	e	Adient plc	11,058
77,800		Aisan Industry Co Ltd	831
984,344		Aisin Seiki Co Ltd	53,719
44,300	*,e	Akebono Brake Industry Co Ltd	117
167,590	*	American Axle & Manufacturing Holdings, Inc	2,551
733,594		Apollo Tyres Ltd	3,140
50,430		ARB Corp Ltd	772
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,122		Asahi India Glass Ltd	$185
3,291	e	Autoliv, Inc	480
8,779		Autoneum Holding AG.	2,391
124,418		Bajaj Holdings and Investment Ltd	5,261
46,333		Balkrishna Industries Ltd	764
503,657		Bayerische Motoren Werke AG.	54,783
5,601		Bayerische Motoren Werke AG. (Preference)	526
375,477		Bharat Forge Ltd	4,059
698,387		BorgWarner, Inc	35,080
11,086		Bosch Ltd	3,075
210,552		Brembo S.p.A	3,255
698,752		Bridgestone Corp	30,741
3,026,135		Brilliance China Automotive Holdings Ltd	6,389
1,571,963	e	Byd Co Ltd	12,517
14,000		Cayman Engley Industrial Co Ltd	80
71,343		Ceat Ltd	1,662
418,000	e	Chaowei Power Holdings Ltd	228
1,707,251		Cheng Shin Rubber Industry Co Ltd	2,788
1,864,000	*	China First Capital Group Ltd	876
1,350,000		China Motor Corp	1,278
247,083		Cie Automotive S.A.	8,828
211,362		Compagnie Plastic-Omnium S.A.	10,131
283,374		Continental AG.	78,271
86,274	e	Cooper Tire & Rubber Co	2,528
122,226	*	Cooper-Standard Holding, Inc	15,011
29,551		Cub Elecparts, Inc	417
23,800		Daido Metal Co Ltd	276
92,900		Daikyonishikawa Corp	1,518
1,649,191		Daimler AG. (Registered)	140,511
437,998		Dana Holding Corp	11,283
1,506,940		Delphi Automotive plc	128,045
361,667		Delphi Technologies plc	17,233
397,601		Denso Corp	21,870
53,000		Depo Auto Parts Ind Co Ltd	154
216,719	g	Dometic Group AB	1,985
1,451	*	Dong Ah Tire & Rubber Co Ltd (New)	18
6,112		Dong Ah Tire & Rubber Co Ltd	193
2,369,787		Dongfeng Motor Group Co Ltd	2,767
46,378	*	Dorman Products, Inc	3,071
432,500		Drb-Hicom BHD	270
161,100	e	Eagle Industry Co Ltd	2,807
5,692		EDAG Engineering Group AG.	111
14,755		ElringKlinger AG.	276
33,180	g	Endurance Technologies Ltd	649
123,182		Exedy Corp	3,898
337,751		Exide Industries Ltd	1,165
364,437		Faurecia	29,489
23,800		FCC Co Ltd	670
58,124		Ferrari NV	6,987
2,787,662	*	Fiat DaimlerChrysler Automobiles NV	56,858
13,665,387		Ford Motor Co	151,412
52,953		Ford Otomotiv Sanayi AS	823
63,586	*	Fox Factory Holding Corp	2,219
236,536		Fuji Heavy Industries Ltd	7,830
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,097		Futaba Industrial Co Ltd	$365
1,970,800	g	Fuyao Glass Industry Group Co Ltd	7,623
11,533,202		Geely Automobile Holdings Ltd	33,795
7,950,000	*,†,m	General Motors Co	0
85,268,000	*,†,e,m	General Motors Co	0
722,689	*,†,e,m	General Motors Co	0
6,062,000	*,†,m	General Motors Co	0
1,441,433		General Motors Co	52,382
4,230,271	*,†,m	General Motors Co	0
26,439,191	*,†,m	General Motors Co	0
35,983,677	*,†,m	General Motors Co	0
40,684,487	*,†,e,m	General Motors Co	0
24,057,000	*,†,m	General Motors Co	0
18,507,434	*,†,m	General Motors Co	0
1,114,344		Gentex Corp	25,652
60,693	*	Gentherm, Inc	2,061
121,457	*,e,g	Gestamp Automocion S.A.	993
1,320,821		GKN plc	8,561
4,033		Global & Yuasa Battery Co Ltd	122
21,000		Global PMX Co Ltd	136
54,548		Goodyear Lastikleri Turk AS.	54
518,983		Goodyear Tire & Rubber Co	13,795
5,736		Grammer AG.	360
3,191,189	e	Great Wall Motor Co Ltd	3,234
8,000		G-Tekt Corp	155
6,408,861		Guangzhou Automobile Group Co Ltd	11,903
58,117		GUD Holdings Ltd	537
5,672		Halla Holdings Corp	263
49,732		Hanil E-Hwa Co Ltd	401
70,700		Hankook Tire Co Ltd	3,499
176,102		Hanon Systems	1,919
380,061	e	Harley-Davidson, Inc	16,297
94,595		Hero Honda Motors Ltd	5,164
34,000		Hiroca Holdings Ltd	126
17,450		Honda Atlas Cars Pakistan Ltd	71
1,618,536		Honda Motor Co Ltd	56,028
50,535	*,e	Horizon Global Corp	416
129,990		Hota Industrial Manufacturing Co Ltd	560
47,199		Hu Lane Associate, Inc	234
65,900	*	Hunan Tyen Machinery Co Ltd	26
88,394		Hyundai Mobis	21,115
148,156		Hyundai Motor Co	20,002
49,917		Hyundai Motor Co Ltd (2nd Preference)	4,383
20,612		Hyundai Motor Co Ltd (Preference)	1,672
14,671	e	Hyundai Wia Corp	760
14,900		Ichikoh Industries Ltd	161
52,640		Indus Motor Co Ltd	794
24,000		Iron Force Industrial Co Ltd	82
205,671		Isuzu Motors Ltd	3,151
24,900		Jiangling Motors Corp Ltd	37
421,220		JK Tyre & Industries Ltd	1,060
139,400		Kasai Kogyo Co Ltd	1,801
75,389		Kayaba Industry Co Ltd	3,531
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

296,900		Keihin Corp	$6,108
325,455		Kenda Rubber Industrial Co Ltd	410
290,173		Kia Motors Corp	8,692
63,936		Koito Manufacturing Co Ltd	4,465
1,214,800	*	Kongsberg Automotive ASA	1,379
39,734		Kordsa Teknik Tekstil AS.	80
56,900		Korea Autoglass Corp	871
66,539	*	Kumho Tire Co, Inc	225
111,000		Launch Tech Co Ltd	124
41,546		LCI Industries, Inc	4,327
365,814		Lear Corp	68,074
37,684		Leoni AG.	2,411
38,130		Linamar Corp	2,083
26,000		Macauto Industrial Co Ltd	126
530,905		Magna International, Inc	29,905
1,137,838		Mahindra & Mahindra Ltd	12,957
48,350	*	Mahindra CIE Automotive Ltd	160
23,900		Mahle-Metal Leve S.A. Industria e Comercio	178
10,938		Mando Corp	2,377
192,810		Martinrea International, Inc	2,279
167,460		Maruti Suzuki India Ltd	22,878
588,131		Mazda Motor Corp	7,866
305,201		Metair Investments Ltd	593
32,709		MGI Coutier	1,233
123,014		Michelin (C.G.D.E.) (Class B)	18,211
12,434		Minda Industries Ltd	205
467,681		Minth Group Ltd	2,146
18,600		Mitsuba Corp	239
123,186	e	Mitsubishi Motors Corp	881
321,982	*	Modine Manufacturing Co	6,810
928,296		Motherson Sumi Systems Ltd	4,461
30,232	*	Motorcar Parts of America, Inc	648
18,000		Musashi Seimitsu Industry Co Ltd	610
289,949		Nan Kang Rubber Tire Co Ltd	255
10,044		Nexen Corp	67
21,710		Nexen Tire Corp	254
892,000	e	Nexteer Automotive Group Ltd	1,364
1,058,344		NGK Spark Plug Co Ltd	25,502
535,900		NHK Spring Co Ltd	5,739
256,702	e	Nifco, Inc	8,643
94,600		Nippon Seiki Co Ltd	1,725
3,217,392		Nissan Motor Co Ltd	33,210
43,441		Nissan Shatai Co Ltd	453
34,500	e	Nissin Kogyo Co Ltd	599
68,339		NOK Corp	1,334
294,984		Nokian Renkaat Oyj	13,397
304,200	e	Pacific Industrial Co Ltd	4,057
2,593,625		Peugeot S.A.	62,453
657,563		Piaggio & C S.p.A.	1,827
16,300		Piolax Inc	428
44,025		POLYTEC Holding AG.	848
57,692		Porsche AG.	4,809
77,100		Press Kogyo Co Ltd	462
29,287,307		PT Astra International Tbk	15,575
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,888,000		Qingling Motors Co Ltd	$2,594
187,600	e	Rassini SAB de C.V.	807
845,776		Renault S.A.	102,633
18,800		Riken Corp	1,056
39,390		S&T Daewoo Co Ltd	1,457
114,122		SAF-Holland S.A.	2,305
13,400		Sanden Corp	188
322,920		Sanyang Industry Co Ltd	239
365,091		Schaeffler AG.	5,638
103,056	*	Shiloh Industries, Inc	897
403,100	e	Showa Corp	6,906
68,131		SL Corp	1,338
289,627	*,e	Sogefi S.p.A.	1,043
112,541		Spartan Motors, Inc	1,936
635,880		Sri Trang Agro-Industry PCL (Foreign)	225
25,494	*	Ssangyong Motor Co	119
71,231		Standard Motor Products, Inc	3,388
268,371		Stanley Electric Co Ltd	10,076
275,503	*	Stoneridge, Inc	7,604
490,398		Sumitomo Electric Industries Ltd	7,495
159,449		Sumitomo Rubber Industries, Inc	2,940
131,205		Sundram Fasteners Ltd	1,118
22,903		Sungwoo Hitech Co Ltd	136
40,780		Superior Industries International, Inc	542
19,419		Suprajit Engineering Ltd	83
218,598	e	Suzuki Motor Corp	11,868
150,000	e	T RAD Co Ltd	5,556
81,200		Tachi-S Co Ltd	1,454
19,700		Taiho Kogyo Co Ltd	285
3,390,125		Tata Motors Ltd	17,207
17,500		Teikoku Piston Ring Co Ltd	499
152,974		Tenneco, Inc	8,394
193,355	*,e,n	Tesla, Inc	51,458
20,350		Thal Ltd	91
259,644		Thor Industries, Inc	29,903
5,542,000		Tianneng Power International Ltd	6,603
105,713		Tofas Turk Otomobil Fabrik	712
31,863		Tokai Rika Co Ltd	650
21,700		Tokai Rubber Industries, Inc	219
866,699		Tong Yang Industry Co Ltd	1,567
90,200		Topre Corp	2,645
31,879		Tower International, Inc	885
60,300		Toyo Tire & Rubber Co Ltd	1,034
44,615		Toyoda Gosei Co Ltd	1,033
102,600		Toyota Boshoku Corp	2,112
149,505		Toyota Industries Corp	9,038
5,218,989		Toyota Motor Corp	338,878
133,600		TS Tech Co Ltd	5,326
97,469		Tube Investments of India Ltd	332
37,089		Tung Thih Electronic Co Ltd	160
196,400		Tupy S.A.	1,010
1,967,000		TYC Brother Industrial Co Ltd	2,095
272,341	*	UMW Holdings BHD	425
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,500		Unipres Corp	$3,259
228,606		Valeo S.A.	15,122
136,657	*	Visteon Corp	15,065
65,235		Volkswagen AG.	13,057
22,239		Volkswagen AG. (Preference)	4,433
36,877	*	VOXX International Corp (Class A)	183
6,823		WABCO India Ltd	834
120,324		Winnebago Industries, Inc	4,524
728,000		Xin Point Holdings Ltd	524
4,120,247		Xingda International Holdings Ltd	1,405
6,090,785		Xinyi Glass Holdings Co Ltd	9,271
2,370,000	g	Yadea Group Holdings Ltd	808
201,062		Yamaha Motor Co Ltd	5,982
159,100		Yokohama Rubber Co Ltd	3,687
148,000		Yorozu Corp	2,457
486,000		Yulon Motor Co Ltd	378
174,000		Zhejiang Shibao Co Ltd	44
		TOTAL AUTOMOBILES & COMPONENTS	2,396,341

BANKS - 9.0%
27,466		1st Source Corp	1,390
138,006		77 Bank Ltd	3,296
33,717		Aareal Bank AG.	1,609
1,002,519	g	ABN AMRO Group NV (ADR)	30,229
2,599,247		Abu Dhabi Commercial Bank PJSC	4,680
26,712		Access National Corp	762
13,597		ACNB Corp	398
74,766,649		Agricultural Bank of China	42,934
5,172,568		AIB Group plc	31,136
3,900		Aichi Bank Ltd	200
4,850,187		Akbank TAS	11,793
8,700		Akita Bank Ltd	235
217,195		Albaraka Turk Katilim Bankasi AS	87
136,703	*	Alior Bank S.A.	2,944
106,861	*	Allahabad Bank	82
19,604	*	Allegiance Bancshares, Inc	768
925,256		Alliance Financial Group BHD	1,026
1,355,478	*	Alpha Bank AE	2,895
315,270	*,†,m	Amagerbanken AS	0
14,953		American National Bankshares, Inc	562
61,153		Ameris Bancorp	3,235
14,884	e	Ames National Corp	409
411,831	*	Amlak Finance PJSC	92
1,302,138		AMMB Holdings BHD	1,312
451,056		Andhra Bank	290
10,600		Aomori Bank Ltd	326
149,866		Aozora Bank Ltd	6,015
20,687		Arrow Financial Corp	702
2,734,460		Ashikaga Holdings Co Ltd	10,622
107,248		Associated Banc-Corp	2,665
58,088	*	Atlantic Capital Bancshares, Inc	1,051
2,972,894		Australia & New Zealand Banking Group Ltd	61,876
109,721		Awa Bank Ltd	718
1,728,468		Axis Bank Ltd	13,639
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,138	e	Banc of California, Inc	$1,392
34,232,132		Banca Intesa S.p.A.	124,639
3,010,271		Banca Intesa S.p.A. RSP	11,402
283,319	*,e	Banca Monte dei Paschi di Siena S.p.A	898
276,271		Banca Popolare dell’Emilia Romagna Scrl	1,541
256,303		Banca Popolare di Sondrio SCARL	1,015
31,629		Bancfirst Corp	1,680
856,669		Banche Popolari Unite Scpa	3,914
560,862		Banco ABC Brasil S.A.	3,083
2,731,192		Banco Bilbao Vizcaya Argentaria S.A.	21,630
976,115	*,e	Banco BPM S.p.A	3,387
829,337	*	Banco Bradesco S.A.	9,664
3,778,702	*	Banco Bradesco S.A. (Preference)	45,210
6,232,185	*	Banco Comercial Portugues S.A.	2,090
19,889,683		Banco de Chile	3,342
26,939		Banco de Credito e Inversiones	1,998
1,745,540		Banco de Oro Universal Bank	4,681
2,137,851		Banco de Sabadell S.A.	4,373
498,600	*,g	Banco del Bajio S.A.	1,067
4,221,932		Banco do Brasil S.A.	52,470
608,500		Banco do Estado do Rio Grande do Sul	3,736
16,063,377	*,†,m	Banco Espirito Santo S.A.	198
4,723,265		Banco Itau Holding Financeira S.A.	73,407
51,520		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,468
1,528,648		Banco Santander Brasil S.A.	18,479
55,555,033		Banco Santander Chile S.A.	4,681
1,434,404	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	2,063
19,994,966		Banco Santander S.A.	130,875
232,399		BanColombia S.A.	2,514
916,811		BanColombia S.A. (Preference)	9,608
224,383		BancorpSouth Bank	7,135
175,400		Bangkok Bank PCL (ADR)	1,114
1,137,200		Bangkok Bank PCL (Foreign)	7,815
331,000		Bank Alfalah Ltd	151
17,008		Bank Handlowy w Warszawie S.A.	376
1,484,171		Bank Hapoalim Ltd	10,207
2,217,289		Bank Leumi Le-Israel	13,393
467,038	*	Bank Millennium S.A.	1,123
41,438,479		Bank of America Corp	1,242,740
164,999,372		Bank of China Ltd	90,132
300,500		Bank of Chongqing Co Ltd	235
29,212	e	Bank of Commerce Holdings	340
20,976,946		Bank of Communications Co Ltd	16,584
1,178,365		Bank of East Asia Ltd	4,722
119,741		Bank of Georgia Holdings plc	5,976
29,481		Bank of Hawaii Corp	2,450
4,476,965	*	Bank of Ireland Group plc	39,231
9,300		Bank of Iwate Ltd	376
315,000		Bank of Kaohsiung	101
461,884		Bank of Kyoto Ltd	26,174
11,391		Bank of Marin Bancorp	785
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

899,779	e	Bank of Montreal	$67,968
7,099	e	Bank of Nagoya Ltd	269
1,699,566		Bank of Nova Scotia	104,690
521,187		Bank of NT Butterfield & Son Ltd	23,391
42,400		Bank of Okinawa Ltd	1,815
247,667		Bank of Queensland Ltd	2,102
23,854		Bank of Saga Ltd	527
228,391		Bank of the Ozarks, Inc	11,024
971,019		Bank of the Philippine Islands	2,187
120,900		Bank of the Ryukyus Ltd	1,869
137,558		Bank Pekao S.A.	4,962
74,905,857		Bank Rakyat Indonesia	19,658
30,056		Bank Zachodni WBK S.A.	3,186
63,407		BankFinancial Corp	1,077
2,026,577	e	Bankia S.A.	9,091
436,512	e	Bankinter S.A.	4,494
229,150		BankUnited	9,161
10,360		Bankwell Financial Group, Inc	334
83,727		Banner Corp	4,646
2,234		Banque Cantonale Vaudoise	1,808
137,700	e	Banregio Grupo Financiero SAB de C.V.	848
31,143		Bar Harbor Bankshares	863
907,697		Barclays Africa Group Ltd	14,538
7,290,449		Barclays plc	21,303
91,836	*,g	BAWAG Group AG.	5,038
844,888		BB&T Corp	43,968
219,320	e	BBVA Banco Frances S.A. (ADR)	5,003
22,830		BCB Bancorp, Inc	357
38,702		Bear State Financial, Inc	397
357,346		Bendigo Bank Ltd	2,721
327,601		Beneficial Bancorp, Inc	5,094
189,290		Berkshire Hills Bancorp, Inc	7,184
78,917		Blue Hills Bancorp, Inc	1,645
1,179,354		BNP Paribas	87,462
4,345,432		BOC Hong Kong Holdings Ltd	21,318
101,269	*,e	BofI Holding, Inc	4,104
19,643		BOK Financial Corp	1,944
137,012		Boston Private Financial Holdings, Inc	2,062
11,115	*	BRE Bank S.A.	1,362
30,942		Bridge Bancorp, Inc	1,038
285,257		Brookline Bancorp, Inc	4,621
32,376		Bryn Mawr Bank Corp	1,423
800,187		BS Financial Group, Inc	8,037
16,176	*	BSB Bancorp, Inc	495
4,873,727		Bumiputra-Commerce Holdings BHD	9,069
56,367	*,e	Byline Bancorp, Inc	1,292
6,513		C&F Financial Corp	343
71,997		Cadence BanCorp	1,960
7,197,276		CaixaBank S.A.	34,314
24,539		Camden National Corp	1,092
16,610		Can Fin Homes Ltd	124
470,471	e	Canadian Imperial Bank of Commerce/Canada	41,528
52,343	e	Canadian Western Bank	1,343
227,857		Canara Bank	934
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,850		Capital City Bank Group, Inc	$491
33,431		Capitec Bank Holdings Ltd	2,459
216,950		Capitol Federal Financial	2,679
15,123	*,e	Capstar Financial Holdings, Inc	285
30,661		Carolina Financial Corp	1,204
359,860	l	Cathay General Bancorp	14,387
4,528	e	CBTX, Inc	133
352,168		Centerstate Banks of Florida, Inc	9,343
337,169		Central Pacific Financial Corp	9,596
18,548		Central Valley Community Bancorp	363
6,149		Century Bancorp, Inc	488
5,038,885		Chang Hwa Commercial Bank	2,928
48,916		Charter Financial Corp	997
169,457		Chemical Financial Corp	9,266
6,216	e	Chemung Financial Corp	289
1,196,432		Chiba Bank Ltd	9,782
27,400	e	Chiba Kogyo Bank Ltd	120
7,543,481		China Citic Bank	5,205
132,271,359		China Construction Bank	138,158
12,593,861		China Development Financial Holding Corp	4,482
2,926,685		China Everbright Bank Co Ltd	1,418
4,766,896		China Merchants Bank Co Ltd	19,787
5,633,810	e	China Minsheng Banking Corp Ltd	5,526
42,804,781		Chinatrust Financial Holding Co	30,930
356,000		Chong Hing Bank Ltd	712
11,503,584		Chongqing Rural Commercial Bank	8,892
482,900		Chugoku Bank Ltd	5,756
5,200		Chukyo Bank Ltd	115
278,491		CIT Group, Inc	14,342
7,312,414	n	Citigroup, Inc	493,588
21,375		Citizens & Northern Corp	494
4,498,248		Citizens Financial Group, Inc	188,836
26,413		City Holding Co	1,811
17,608		Civista Bancshares, Inc	403
31,811		Clifton Bancorp, Inc	498
27,112		CNB Financial Corp	789
108,741		CoBiz, Inc	2,131
15,036		Codorus Valley Bancorp, Inc	423
18,502	*	Collector AB	145
122,440		Columbia Banking System, Inc	5,136
20,185		Comdirect Bank AG.	293
2,265,935		Comerica, Inc	217,371
66,152		Commerce Bancshares, Inc	3,963
13,084	e	Commerce Union Bancshares, Inc	298
153,510		Commercial Bank of Qatar QSC	1,265
1,351,662		Commercial International Bank	6,824
3,111,968	*	Commerzbank AG.	40,401
1,426,888		Commonwealth Bank of Australia	79,794
83,243		Community Bank System, Inc	4,458
41,448	*,e	Community Bankers Trust Corp	373
7,850		Community Financial Corp	292
25,895		Community Trust Bancorp, Inc	1,170
951,229		Concordia Financial Group Ltd	5,371
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,019		ConnectOne Bancorp, Inc	$5,271
231,108,038		Corpbanca S.A.	2,220
9,688		County Bancorp, Inc	283
89,041		Credicorp Ltd (NY)	20,216
5,162,581		Credit Agricole S.A.	84,176
55,423		Credito Emiliano S.p.A.	485
5,378	*,e	Credito Valtellinese S.p.A	1
32,472		Cullen/Frost Bankers, Inc	3,444
232,988	*	Customers Bancorp, Inc	6,792
176,153		CVB Financial Corp	3,988
841,854	e	CYBG plc	3,478
5,646,074	*,†,m	Cyprus Popular Bank Public Co Ltd	69
1,217,227		Dah Sing Banking Group Ltd	2,664
445,108		Dah Sing Financial Holdings Ltd	2,831
18,900		Daishi Bank Ltd	847
972,752		Danske Bank AS	36,447
2,585,723		DBS Group Holdings Ltd	54,617
329,944	g	Deutsche Pfandbriefbank AG.	5,202
94,501		Development Credit Bank Ltd	236
657,700		Dewan Housing Finance Corp Ltd	5,207
149,219		DGB Financial Group Co Ltd	1,643
52,121		Dime Community Bancshares	959
5,529		DNB Financial Corp	197
991,133		DNB NOR Holding ASA	19,523
74,496		Doha Bank QSC	552
4,592,550		Dubai Islamic Bank PJSC	6,639
9,195,093		E.Sun Financial Holding Co Ltd	6,214
171,371	*	Eagle Bancorp, Inc	10,257
427,864		East West Bancorp, Inc	26,759
343,800		EastWest Banking Corp	125
51,400	e	Ehime Bank Ltd	616
79,000		Eighteenth Bank Ltd	205
12,029	*	Entegra Financial Corp	349
17,825		Enterprise Bancorp, Inc	629
71,881		Enterprise Financial Services Corp	3,371
8,255	e	Equitable Group, Inc	344
18,784	*	Equity Bancshares, Inc	736
841,122		Erste Bank der Oesterreichischen Sparkassen AG.	42,286
15,983		ESSA Bancorp, Inc	234
500,653	*	Essent Group Ltd	21,308
1,598,376	*	Eurobank Ergasias S.A.	1,520
8,680		Evans Bancorp, Inc	393
1,957,074		Far Eastern International Bank	659
16,887	e	Farmers & Merchants Bancorp, Inc	682
13,904		Farmers Capital Bank Corp	555
46,159		Farmers National Banc Corp	639
24,066	*	FB Financial Corp	977
62,198	*	FCB Financial Holdings, Inc	3,178
77,157		Federal Agricultural Mortgage Corp (Class C)	6,714
862,919		Federal Bank Ltd	1,192
49,265		Fidelity Southern Corp	1,137
646,940		Fifth Third Bancorp	20,540
48,999		Financial Institutions, Inc	1,450
1,009,762		FinecoBank Banca Fineco S.p.A	12,154
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,540		First Bancorp (NC)	$2,408
1,606,627	*	First Bancorp (Puerto Rico)	9,672
17,619		First Bancorp, Inc	493
18,850	e	First Bancshares, Inc	608
125,707		First Busey Corp	3,736
18,086		First Business Financial Services, Inc	455
12,565		First Citizens Bancshares, Inc (Class A)	5,192
166,599		First Commonwealth Financial Corp	2,354
29,995		First Community Bancshares, Inc	895
24,922		First Connecticut Bancorp	638
29,449		First Defiance Financial Corp	1,688
197,140		First Financial Bancorp	5,786
107,780	e	First Financial Bankshares, Inc	4,990
23,524		First Financial Corp	979
8,958,568		First Financial Holding Co Ltd	6,248
14,872		First Financial Northwest, Inc	249
84,669	*	First Foundation, Inc	1,570
8,752	e	First Guaranty Bancshares, Inc	227
230,266		First Hawaiian, Inc	6,408
638,944		First Horizon National Corp	12,031
135,222		First International Bank Of Israel Ltd	2,854
13,350		First Internet Bancorp	494
131,598		First Interstate Bancsystem, Inc	5,205
165,631		First Merchants Corp	6,907
18,228		First Mid-Illinois Bancshares, Inc	664
323,236		First Midwest Bancorp, Inc	7,948
13,295	e	First National Financial Corp	266
21,935	*	First Northwest Bancorp	370
58,044		First of Long Island Corp	1,593
91,092		First Republic Bank	8,436
37,852	*	Flagstar Bancorp, Inc	1,340
63,751		Flushing Financial Corp	1,719
9,506		FNB Bancorp	350
681,298		FNB Corp	9,163
20,616	*	Franklin Financial Network, Inc	672
3,675,812		Fukuoka Financial Group, Inc	20,137
293,778		Fulton Financial Corp	5,215
243,626	e	Genworth MI Canada, Inc	7,753
151,063		Genworth Mortgage Insurance Australia Ltd	269
34,896		German American Bancorp, Inc	1,164
270,499	*	Get Bank S.A.	107
178,173		Glacier Bancorp, Inc	6,838
22,149		Great Southern Bancorp, Inc	1,106
228,029		Great Western Bancorp, Inc	9,183
197,771	*	Green Bancorp, Inc	4,400
5,650	e	Greene County Bancorp, Inc	207
95,689		Gruh Finance Ltd	852
3,374,515		Grupo Aval Acciones y Valores	1,407
3,049,768		Grupo Financiero Banorte S.A. de C.V.	18,643
409,410	e	Grupo Financiero Galicia S.A. (ADR) (Class B)	26,923
1,827,265		Grupo Financiero Inbursa S.A.	3,024
59,600		Grupo Financiero Interacciones S.A. de C.V.	290
120,000		Grupo Supervielle S.A. (ADR)	3,641
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,939		Guaranty Bancorp	$1,189
4,769	e	Guaranty Bancshares, Inc	159
487,683		Gunma Bank Ltd	2,808
749,900		Habib Bank Ltd	1,352
599,015		Hachijuni Bank Ltd	3,255
286,448		Hana Financial Group, Inc	12,345
390,866		Hancock Holding Co	20,208
854,773		Hang Seng Bank Ltd	19,860
81,454		Hanmi Financial Corp	2,505
23,808	*	HarborOne Bancorp, Inc	420
104,134		HDFC Bank Ltd	3,034
42,152		Heartland Financial USA, Inc	2,236
146,509		Heritage Commerce Corp	2,414
47,404		Heritage Financial Corp	1,451
552,119		Hilltop Holdings, Inc	12,953
2,491		Hingham Institution for Savings	513
162,100	e	Hiroshima Bank Ltd	1,236
13,600		Hokkoku Bank Ltd	540
17,400		Hokuetsu Bank Ltd	387
71,000		Hokuhoku Financial Group, Inc	975
11,604		Home Bancorp, Inc	501
441,586		Home Bancshares, Inc	10,073
38,517	e	Home Capital Group, Inc	405
45,287	*	HomeStreet, Inc	1,297
52,968	*	HomeTrust Bancshares, Inc	1,380
646,616		Hong Leong Bank BHD	3,144
94,120		Hong Leong Credit BHD	468
325,857		Hope Bancorp, Inc	5,927
74,677		Horizon Bancorp	2,241
1,995,244		Housing Development Finance Corp	56,202
15,354	*	Howard Bancorp, Inc	304
11,627,647		HSBC Holdings plc	109,192
6,854,975		Hua Nan Financial Holdings Co Ltd	4,133
10,309,121		Huntington Bancshares, Inc	155,668
139,692		Hyakugo Bank Ltd	672
134,000		Hyakujushi Bank Ltd	456
210,124		IBERIABANK Corp	16,390
2,732,935		ICICI Bank Ltd	11,860
3,772,608		ICICI Bank Ltd (ADR)	33,388
1,047,053		IDFC Bank Ltd	767
20,798	*,e	Impac Mortgage Holdings, Inc	164
57,173		Independent Bank Corp (MA)	4,091
36,964		Independent Bank Corp (MI)	846
33,768		Independent Bank Group, Inc	2,387
95,786,706		Industrial & Commercial Bank of China	83,477
207,664		Industrial Bank of Korea	3,059
14,291,263		ING Groep NV	241,168
93,819		International Bancshares Corp	3,650
14,873	e	Investar Holding Corp	384
5,593,141		Investimentos Itau S.A. - PR	23,362
992,314		Investors Bancorp, Inc	13,535
541,290	*,†,m	Irish Bank Resolution Corp Ltd	0
670,178	*	Israel Discount Bank Ltd	1,929
156,100		Iyo Bank Ltd	1,198
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

128,821		Jammu & Kashmir Bank Ltd	$120
485,674		Japan Post Bank Co Ltd	6,591
70,993		JB Financial Group Co Ltd	407
96,200		Jimoto Holdings Inc	172
12,768,081		JPMorgan Chase & Co	1,404,106
17,555		Juroku Bank Ltd	474
38,080		Jyske Bank	2,264
61,400	m	Kansai Urban Banking Corp	813
42,800		Kanto Tsukuba Bank Ltd	143
835,689		Karnataka Bank Ltd	1,488
690,240		Karur Vysya Bank Ltd	1,072
950,600		Kasikornbank PCL - NVDR	6,469
1,640,697		Kasikornbank PCL (Foreign)	11,206
737,868		KB Financial Group, Inc	42,794
292,066		KBC Groep NV	25,433
372,068		Kearny Financial Corp	4,837
758,000		Keiyo Bank Ltd	3,422
1,279,318		Keycorp	25,011
1,399,132		Kiatnakin Bank PCL (Foreign)	3,228
466,000		King’s Town Bank	593
46,000		Kiyo Bank Ltd	742
16,069		KJB Financial Group Co Ltd	165
58,513		Komercni Banka AS	2,669
2,007,924		Krung Thai Bank PCL (Foreign)	1,224
236,700		Kyushu Financial Group, Inc	1,182
94,468		Lakeland Bancorp, Inc	1,875
40,203		Lakeland Financial Corp	1,859
27,024	e	Laurentian Bank of Canada	993
14,307		LCNB Corp	272
271,729		LegacyTexas Financial Group, Inc	11,635
16,927	*,e	LendingTree, Inc	5,555
1,724,828		LH Financial Group PCL	90
1,076,232	*	Liberbank S.A.	589
873,433		LIC Housing Finance Ltd	7,219
38,884	e	Live Oak Bancshares, Inc	1,081
123,738,716		Lloyds TSB Group plc	112,556
64,094		Luther Burbank Corp	770
71,505		M&T Bank Corp	13,183
50,081		Macatawa Bank Corp	514
73,621		MainSource Financial Group, Inc	2,993
3,520,088		Malayan Banking BHD	9,589
790,637		Malaysia Building Society	222
12,249	*,e	Malvern Bancorp, Inc	318
321,038		Masraf Al Rayan	3,121
243,490		MB Financial, Inc	9,856
30,536		MBT Financial Corp	328
130,300		MCB Bank Ltd	251
7,781,693		Mediobanca S.p.A.	91,485
10,972,734		Mega Financial Holding Co Ltd	9,490
31,350		Mercantile Bank Corp	1,042
36,079		Merchants Bancorp	776
265,594		Meridian Bancorp, Inc	5,352
31,437		Meta Financial Group, Inc	3,433
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,232	*,e	Metro Bank plc	$2,130
4,736,494		Metropolitan Bank & Trust	7,800
5,870	*	Metropolitan Bank Holding Corp	247
1,089,555	*	MGIC Investment Corp	14,164
4,647	e	Middlefield Banc Corp	228
25,570		Midland States Bancorp, Inc	807
26,065	e	Midsouth Bancorp, Inc	330
21,700		MidWestOne Financial Group, Inc	722
5,200	m	Mie Bank Ltd	115
10,000	m	Minato Bank Ltd	198
11,800,713		Mitsubishi UFJ Financial Group, Inc	78,423
1,184,246		Mitsui Trust Holdings, Inc	48,411
9,800		Miyazaki Bank Ltd	309
72,196		Mizrahi Tefahot Bank Ltd	1,383
11,599,058		Mizuho Financial Group, Inc	21,138
3,158,456	g	Moneta Money Bank AS.	13,083
16,368		Musashino Bank Ltd	526
12,124		MutualFirst Financial, Inc	439
59,692		Nanto Bank Ltd	1,630
2,070,353		National Australia Bank Ltd	45,706
178,906		National Bank Holdings Corp	5,949
1,221,683		National Bank of Abu Dhabi PJSC	3,892
451,499		National Bank of Canada	21,251
5,096,471	*	National Bank of Greece S.A.	1,649
249,000		National Bank Of Pakistan	109
11,630	e	National Bankshares, Inc	524
39,113	*	National Commerce Corp	1,703
292,504	*	Nationstar Mortgage Holdings, Inc	5,253
72,669		NBT Bancorp, Inc	2,578
213,423	e	Nedbank Group Ltd	5,144
332,026	e	New York Community Bancorp, Inc	4,326
14,302	*	Nicolet Bankshares, Inc	788
90,460		Nishi-Nippon Financial Holdings, Inc	1,069
189,583	*	NMI Holdings, Inc	3,138
673,380		Nordea Bank AB	7,205
212,400		North Pacific Bank Ltd	717
13,094		Northeast Bancorp	268
80,880		Northfield Bancorp, Inc	1,263
13,644		Northrim BanCorp, Inc	471
161,116		Northwest Bancshares, Inc	2,668
180,405	*	Norwegian Finans Holding ASA	2,038
10,894	e	Norwood Financial Corp	328
553,000		O-Bank Co Ltd	166
128,285		OceanFirst Financial Corp	3,432
1,990	e	Oconee Federal Financial Corp	57
367	*,e	Ocwen Financial Corp	2
193,977	e	OFG Bancorp	2,027
19,600		Ogaki Kyoritsu Bank Ltd	500
7,092	e	Ohio Valley Banc Corp	297
32,800		Oita Bank Ltd	1,225
17,591	e	Old Line Bancshares, Inc	581
229,148		Old National Bancorp	3,873
6,817	e	Old Point Financial Corp	180
63,708		Old Second Bancorp, Inc	886
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

567,599		OneSavings Bank plc	$2,977
34,137		Opus Bank	956
46,321		Oriental Bank of Commerce	66
68,042		Oritani Financial Corp	1,044
15,523		Orrstown Financial Services, Inc	375
349,686		OTP Bank	15,712
3,244,754		Oversea-Chinese Banking Corp	31,964
28,536	*	Pacific Mercantile Bancorp	273
175,813	*	Pacific Premier Bancorp, Inc	7,068
229,638		PacWest Bancorp	11,374
625,156		Paragon Group of Cos plc	4,138
22,279		Park National Corp	2,312
10,677		Parke Bancorp, Inc	222
32,253	*	PCSB Financial Corp	677
61,594		Peapack Gladstone Financial Corp	2,057
9,048		Penns Woods Bancorp, Inc	383
25,041	*	PennyMac Financial Services, Inc	567
9,437	e	Peoples Bancorp of North Carolina, Inc	290
44,240		Peoples Bancorp, Inc	1,568
13,206	e	Peoples Financial Services Corp	603
264,636		People’s United Financial, Inc	4,938
24,202		People’s Utah Bancorp	782
4,232,676	*,e	Permanent TSB Group Holdings plc	10,480
331,759	*	PHH Corp	3,470
3,000,000		Philippine National Bank	3,111
161,554		Pinnacle Financial Partners, Inc	10,372
230,622	*	Piraeus Bank S.A.	734
2,040,094		PNC Financial Services Group, Inc	308,544
200,551	e	Popular, Inc	8,347
925,802	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	10,962
51,426		Preferred Bank	3,302
19,098		Premier Financial Bancorp, Inc	355
133,926		Prosperity Bancshares, Inc	9,727
9,137	*	Provident Bancorp, Inc	243
12,071		Provident Financial Holdings, Inc	218
228,915		Provident Financial Services, Inc	5,858
16,058		Prudential Bancorp, Inc	291
61,449,100		PT Bank Bukopin Tbk	2,599
12,091,074		PT Bank Central Asia Tbk	20,540
2,988,257		PT Bank Danamon Indonesia Tbk	1,497
1,488,100		PT Bank Jabar Banten Tbk	223
16,228,591		PT Bank Mandiri Persero Tbk	9,100
7,442,319		PT Bank Negara Indonesia	4,713
44,500,000	*	PT Bank Pan Indonesia Tbk	3,466
42,509,600		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,950
1,784,600		PT Bank Tabungan Negara Tbk	494
2,937,784		Public Bank BHD	18,266
100,253	*	Qatar First Bank	176
118,838		Qatar Islamic Bank SAQ	3,182
213,457		Qatar National Bank	7,647
61,625		QCR Holdings, Inc	2,764
842,623		Radian Group, Inc	16,044
83,492	*	Raiffeisen International Bank Holding AG.	3,252
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,921		RBB Bancorp	$156
59,421	g	RBL Bank Ltd	441
2,024,708		Regions Financial Corp	37,619
77,157		Renasant Corp	3,284
18,414		Republic Bancorp, Inc (Class A)	705
87,071	*,e	Republic First Bancorp, Inc	758
1,458,661		Resona Holdings, Inc	7,840
628,402	*	RHB Capital BHD	843
36,833		Riverview Bancorp, Inc	344
5,200	*,†,m	Roskilde Bank	0
1,852,628		Royal Bank of Canada	143,108
2,279,211	*	Royal Bank of Scotland Group plc	8,291
57,546		S&T Bancorp, Inc	2,298
128,240		Sandy Spring Bancorp, Inc	4,971
83,800		San-In Godo Bank Ltd	750
4,869,138		Sberbank of Russian Federation (ADR)	90,943
74,390	*	Seacoast Banking Corp of Florida	1,969
140,930		Security Bank Corp	652
128,580		Senshu Ikeda Holdings, Inc	493
78,757		ServisFirst Bancshares, Inc	3,215
1,440,893	e	Seven Bank Ltd	4,622
324,000		Shiga Bank Ltd	1,656
32,600		Shikoku Bank Ltd	464
1,058,492		Shinhan Financial Group Co Ltd	45,155
159,957		Shinsei Bank Ltd	2,481
486,400		Shizuoka Bank Ltd	4,677
35,185		Shore Bancshares, Inc	664
21,068		SI Financial Group, Inc	303
5,940,180		Siam Commercial Bank PCL (ADR)	27,311
1,849,717		Siam Commercial Bank PCL (Foreign)	8,370
23,711		Sierra Bancorp	632
148,594	*	Signature Bank	21,093
144,693		Simmons First National Corp (Class A)	4,117
10,747,666		SinoPac Financial Holdings Co Ltd	3,822
45,255	e,g	Skandiabanken ASA	425
1,268,586	e	Skandinaviska Enskilda Banken AB (Class A)	13,328
14,330	*	SmartFinancial, Inc	338
620,766	e	Societe Generale	33,714
2,578,170		South Indian Bank Ltd	909
80,512		South State Corp	6,868
12,771	*	Southern First Bancshares, Inc	568
13,670		Southern Missouri Bancorp, Inc	500
37,516		Southern National Bancorp of Virginia, Inc	594
46,471		Southside Bancshares, Inc	1,614
227,109		Spar Nord Bank A/s	2,709
31,635		Sparebank Oestlandet	340
225,953		Sparebanken Midt-Norge	2,342
282,484		Sparebanken Nord-Norge	2,245
2,136		St Galler Kantonalbank	1,183
2,244,759	e	Standard Bank Group Ltd	41,480
1,027,960	*	Standard Chartered plc	10,303
106,915		State Bank & Trust Co	3,209
1,691,003		State Bank of India	6,530
18,316		Sterling Bancorp, Inc	247
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

506,252		Sterling Bancorp/DE	$11,416
59,658		Stock Yards Bancorp, Inc	2,094
2,916,389		Sumitomo Mitsui Financial Group, Inc	123,726
19,509		Summit Financial Group, Inc	488
4,164,680		SunTrust Banks, Inc	283,365
559,690		Suruga Bank Ltd	7,855
102,521	*	SVB Financial Group	24,606
242,826		Svenska Handelsbanken AB	3,039
477,785		Swedbank AB (A Shares)	10,736
118,010		Sydbank AS	4,359
852,679	*	Syndicate Bank	733
226,429		Synovus Financial Corp	11,308
1,262,338		Taichung Commercial Bank	443
9,018,620		Taishin Financial Holdings Co Ltd	4,454
2,972,669		Taiwan Business Bank	890
12,141,005		Taiwan Cooperative Financial Holding	7,178
2,116,942		TCF Financial Corp	48,287
403,397		TCS Group Holding plc (ADR)	8,855
13,445		Territorial Bancorp, Inc	399
84,880	*	Texas Capital Bancshares, Inc	7,631
219,236		TFS Financial Corp	3,221
3,571,000		Thanachart Capital PCL	5,955
119,141	*	The Bancorp, Inc	1,287
115,467		Timbercreek Financial Corp	815
11,031		Timberland Bancorp, Inc	335
2,526,280		Tisco Bank PCL	7,123
10,264,187		TMB Bank PCL (Foreign)	827
212,800		Tochigi Bank Ltd	824
113,800		Toho Bank Ltd	440
13,593		Tokyo TY Financial Group, Inc	328
242,600		Tomony Holdings, Inc	1,101
25,131		Tompkins Trustco, Inc	1,904
2,519,725		Toronto-Dominion Bank	142,987
22,700		Towa Bank Ltd	305
108,889		TowneBank	3,114
63,974		Trico Bancshares	2,381
61,886	*	Tristate Capital Holdings, Inc	1,439
66,773	*	Triumph Bancorp, Inc	2,751
305,873		Trustco Bank Corp NY	2,585
114,261		Trustmark Corp	3,560
2,727,709		Turkiye Garanti Bankasi AS	7,563
517,367		Turkiye Halk Bankasi AS	1,193
1,286,690		Turkiye Is Bankasi (Series C)	2,337
7,589,418		Turkiye Sinai Kalkinma Bankasi AS	2,934
4,199,503		Turkiye Vakiflar Bankasi Tao	6,954
14,694	e	Two River Bancorp	265
171,388		UMB Financial Corp	12,407
379,583		Umpqua Holdings Corp	8,127
474,969	*,g	Unicaja Banco S.A.	819
6,460,971	*	UniCredit S.p.A.	135,042
95,008		Union Bank of India	139
153,250		Union Bankshares Corp	5,626
7,475	e	Union Bankshares, Inc	380
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

208,700		United Bank Ltd	$372
172,263	e	United Bankshares, Inc	6,072
432,073		United Community Banks, Inc	13,675
100,648		United Community Financial Corp	992
109,076		United Financial Bancorp, Inc (New)	1,767
1,744,712		United Overseas Bank Ltd	36,713
24,881		United Security Bancshares	267
14,000		Unity Bancorp, Inc	308
47,748		Univest Corp of Pennsylvania	1,323
1,629,458		US Bancorp	82,288
14,511		Valiant Holding	1,719
1,088,278		Valley National Bancorp	13,560
290,706		Van Lanschot Kempen NV (ADR)	9,236
26,411	*	Veritex Holdings, Inc	731
586,861		Vijaya Bank	475
931,821		Virgin Money Holdings UK plc	3,444
4,573,890		VTB Bank OJSC (GDR)	8,956
211,345		Walker & Dunlop, Inc	12,558
146,821		Washington Federal, Inc	5,080
30,232		Washington Trust Bancorp, Inc	1,625
72,194		Waterstone Financial, Inc	1,249
57,210		Webster Financial Corp	3,169
10,940,025		Wells Fargo & Co	573,367
71,247		WesBanco, Inc	3,014
33,233		West Bancorporation, Inc	851
43,178	e	Westamerica Bancorporation	2,508
339,495	*	Western Alliance Bancorp	19,728
50,447		Western New England Bancorp, Inc	537
3,127,154		Westpac Banking Corp	69,265
216,096		Wintrust Financial Corp	18,595
356,122	*,e	WMIH Corp	506
1,091,925		Woori Bank	14,847
141,836		WSFS Financial Corp	6,794
16,200	e	Yamagata Bank Ltd	367
242,492		Yamaguchi Financial Group, Inc	3,001
80,000		Yamanashi Chuo Bank Ltd	332
743,512	*	Yapi ve Kredi Bankasi	842
4,857,117		Yes Bank Ltd	22,937
2,658,560		Zions Bancorporation	140,186
		TOTAL BANKS	11,069,891

CAPITAL GOODS - 8.0%
2,492,472		3M Co	547,147
352,507		A.O. Smith Corp	22,416
60,810		Aalberts Industries NV	3,099
70,617		Aaon, Inc	2,754
55,566		AAR Corp	2,451
939,968		ABB Ltd	22,351
3,242,689	*,e	Abengoa S.A.	107
1,815,237		Aboitiz Equity Ventures, Inc	2,365
246,000		AcBel Polytech, Inc	175
187,065		ACS Actividades Construccion y Servicios S.A.	7,298
685,000		Acter Co Ltd	5,308
104,134		Actuant Corp (Class A)	2,421
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,811		Acuity Brands, Inc	$1,505
637,524		Adani Enterprises Ltd	1,550
1,119,200	e	Advan Co Ltd	10,305
130,122		Advanced Drainage Systems, Inc	3,370
318,385	*	Aecom Technology Corp	11,344
36,421		Aecon Group, Inc	519
53,186	*	Aegion Corp	1,218
441,196	*	AerCap Holdings NV	22,377
150,195	*,e	Aerojet Rocketdyne Holdings, Inc	4,201
35,983	*	Aerovironment, Inc	1,638
27,204	*,e	AFG Arbonia-Forster Hldg	499
9,886		AG Growth International Inc	413
271,024		AGCO Corp	17,576
519,387	g	Ahlsell AB	3,276
40,450		AIA Engineering Ltd	894
122,399		Aica Kogyo Co Ltd	4,507
91,300	e	Aichi Corp	620
31,700		Aida Engineering Ltd	389
206,398		Air Lease Corp	8,797
121,333		Aircastle Ltd	2,410
113,000		Airtac International Group	2,035
32,273		Alamo Group, Inc	3,547
50,128		Alarko Holding AS	83
49,208		Albany International Corp (Class A)	3,085
197,786		Alfa Laval AB	4,687
2,511,614		Alfa S.A. de C.V. (Class A)	3,218
19,656	e,g	Alimak Group AB	299
384,900		Allegion plc	32,828
18,078,065		Alliance Global Group, Inc	4,579
26,104		Allied Motion Technologies, Inc	1,038
633,095		Allison Transmission Holdings, Inc	24,729
26,085		Alstom Projects India Ltd	377
40,737		Alstom RGPT	1,837
75,529		Alstom T&D India Ltd	476
50,435		Altra Holdings, Inc	2,317
195,024		Amada Co Ltd	2,371
24,364		Amara Raja Batteries Ltd	299
30,558	*	Ameresco, Inc	397
13,600	e	American Railcar Industries, Inc	509
55,793	*	American Woodmark Corp	5,493
260,854		Ametek, Inc	19,817
10,558	e	Andritz AG.	590
18,400		Anest Iwata Corp	202
45,855		Apogee Enterprises, Inc	1,988
259,787		Applied Industrial Technologies, Inc	18,938
403,700	*	Arabtec Holding Co	246
41,408		Arcadis NV	815
790,792		Arconic, Inc	18,220
109,664		Argan, Inc	4,710
60,606	*	Armstrong Flooring, Inc	822
106,980	*	Armstrong World Industries, Inc	6,023
31,100		Asahi Diamond Industrial Co Ltd	328
254,046		Asahi Glass Co Ltd	10,646
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,129		Aselsan Elektronik Sanayi Ve Ticaret AS	$554
1,124,925		Ashok Leyland Ltd	2,527
27,303		Ashoka Buildcon Ltd	105
1,358,406		Ashtead Group plc	37,039
1,161,032		Assa Abloy AB	25,166
27,920	e	Astaldi S.p.A.	76
77,938		Astec Industries, Inc	4,301
17,288		Astral Polytechnik Ltd	238
35,903	*	Astronics Corp	1,339
858,016		Asunaro Aoki Construction Co Ltd	8,131
537,246	*	Atkore International Group, Inc	10,664
685,312		Atlas Copco AB (A Shares)	29,764
225,356		Atlas Copco AB (B Shares)	8,799
42,112	*	ATS Automation Tooling Systems, Inc	578
4,165	*,g	Aumann AG.	264
3,536,263		Austal Ltd	4,946
2,282,019		AviChina Industry & Technology Co	1,621
87,653	*,e	Axon Enterprise, Inc	3,446
42,002		AZZ, Inc	1,835
32,487		B&B Tools AB	330
88,310	e	Badger Daylighting Ltd	1,766
4,137,947		BAE Systems plc	33,855
1,364,532		Balfour Beatty plc	5,128
78,999	*,e	Ballard Power Systems, Inc	281
74,300		Bando Chemical Industries Ltd	856
142,000	*	Baoye Group Co Ltd	91
213,752		Barloworld Ltd	3,010
144,427		Barnes Group, Inc	8,650
5,678		Bauer AG.	134
7,594		BayWa AG.	268
53	*,†,m	Beacon Power Corp	0	^
160,726	*	Beacon Roofing Supply, Inc	8,530
439,299		Beijing Enterprises Holdings Ltd	2,313
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	102
6,100		BEML Ltd	99
1,588,837	*	Berjaya Corp BHD	132
1,132,600		Berli Jucker PCL	2,054
808,000		BES Engineering Corp	223
211,299		Besalco S.A.	244
45,719		BGF Co Ltd	547
786,894		Bharat Heavy Electricals	990
531,703		Bidvest Group Ltd	10,090
8,314		Biesse S.p.A.	494
25,085	e	Bird Construction Income Fund	166
1,912,656		Bizlink Holdings Inc	16,112
26,177	*,e	Blue Bird Corp	620
13,935		Blue Star Ltd	162
109,108	*	BMC Stock Holdings, Inc	2,133
25,974		Bobst Group AG.	2,881
220,341		Bodycote plc	2,772
1,878,077		Boeing Co	615,784
7,488,586	*	Bombardier, Inc	21,797
18,930		Boskalis Westminster	555
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,368		Bossard Holding AG.	$2,953
182,627		Boustead Singapore Ltd	114
326,581		Bouygues S.A.	16,374
23,424		Brenntag AG.	1,394
148,542		Briggs & Stratton Corp	3,180
51		Brookfield Business Partners LP	2
3,941		Bucher Industries AG.	1,647
6,904		Budimex S.A.	406
54,298	e	Bufab AB	703
266,624	*	Builders FirstSource, Inc	5,290
30,400		Bunka Shutter Co Ltd	298
273,584		Bunzl plc	8,045
25,297	e	Burckhardt Compression Holding AG.	8,077
9,182		Burkhalter Holding AG.	1,077
264,680		BWX Technologies, Inc	16,815
198,789		CAE, Inc	3,700
113,885		Caesarstone Sdot-Yam Ltd	2,238
62,176	*	CAI International, Inc	1,322
8,117		Carbone Lorraine	370
27,440		Carborundum Universal Ltd	147
22,867	e	Cargotec Corp (B Shares)	1,218
78,842		Carlisle Cos, Inc	8,232
2,242,556		Caterpillar, Inc	330,508
123,500		Central Glass Co Ltd	2,844
21,366		CENTROTEC Sustainable AG.	370
2,492		Cera Sanitaryware Ltd	133
282,625		CH Karnchang PCL	213
400,000		CH Karnchang PCL (ADR)	301
52,414	*	Chart Industries, Inc	3,094
207,063		Cheil Industries, Inc	26,797
284,590		Chemring Group plc	799
170,277	e	Chicago Bridge & Iron Co NV	2,452
1,001,875		Chicony Power Technology Co Ltd	2,050
150,000		China Aircraft Leasing Group Holdings Ltd	159
1,722,000	*,e	China Chengtong Development Group Ltd	84
3,878,192		China Communications Construction Co Ltd	4,010
1,733,500		China Conch Venture Holdings Ltd	5,320
1,220,000	*,e	China Energine International Holdings Ltd	54
1,111,518		China Fangda Group Co Ltd	703
200,000	e	China High Speed Transmission Equipment Group Co Ltd	315
652,000		China Lesso Group Holdings Ltd	498
3,323,443		China Railway Construction Corp	3,344
3,644,127		China Railway Group Ltd	2,538
342,080	e	China Singyes Solar Technologies Holdings Ltd	126
1,786,685	e	China State Construction International Holdings Ltd	2,194
113,031		China Yuchai International Ltd	2,393
1,375,600	e	Chip Eng Seng Corp Ltd	1,039
87,200	e	Chiyoda Corp	816
4,600		Chiyoda Integre Co Ltd	109
18,916,000		Chongqing Machinery & Electric Co Ltd	1,868
17,700		Chudenko Corp	479
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

649,375		Chung Hsin Electric & Machinery Manufacturing Corp	$483
360,693		CIMIC Group Ltd	12,414
189,830		CIR-Compagnie Industriali Riunite S.p.A.	252
26,384		CIRCOR International, Inc	1,126
7,825,796		Citic Pacific Ltd	11,020
1,671,000	e	Citic Resources Holdings Ltd	189
14,604		CJ Corp	2,171
2,508,725		CK Hutchison Holdings Ltd	30,143
158,300		CKD Corp	3,445
6,140,743		CNH Industrial NV	75,881
6,998,563	e	CNH Industrial NV (NYSE)	86,782
507,038	*	Cobham plc	874
17,099	*,g	Cochin Shipyard Ltd	133
870,222	*	Colfax Corp	27,760
35,741		Columbus McKinnon Corp	1,281
211,425		Comfort Systems USA, Inc	8,721
46,658	*	Commercial Vehicle Group, Inc	362
937,942		Compagnie de Saint-Gobain	49,528
4,312		Compagnie d’Entreprises CFE	588
367,900		COMSYS Holdings Corp	9,781
25,900,000		Concord New Energy Group Ltd	1,177
11,564		Construcciones y Auxiliar de Ferrocarriles S.A.	599
220,710	*	Continental Building Products Inc	6,301
1,583,450		Continental Engineering Corp	883
2,234		Conzzeta AG.	2,670
1,479,200	*,e	Cosco Corp Singapore Ltd	541
73,185		Cosel Co Ltd	1,006
243,159		Costain Group plc	1,585
123,811		Cramo Oyj (Series B)	2,583
91,966		Crane Co	8,529
306,500		CRCC High-Tech Equipment Corp Ltd	63
231,325	*	Crompton Greaves Ltd	277
3,902,321		CRRC Corp Ltd	3,348
3,318		CS Wind Corp	109
255,590	*	CSBC Corp Taiwan	156
27,124	*	CSW Industrials, Inc	1,222
340,000		CTCI Corp	556
43,411	e	Cubic Corp	2,761
259,388		Cummins, Inc	42,044
185,728		Curtiss-Wright Corp	25,086
68,205		Daelim Industrial Co	4,737
4,473		Daetwyler Holding AG.	856
111,311	*	Daewoo Engineering & Construction Co Ltd	548
34,366		Daewoo International Corp	747
26,100		Dai-Dan Co Ltd	580
281,593		Daifuku Co Ltd	16,695
57,641		Daihen Corp	439
59,000		Daiho Corp	337
19,600		Daiichi Jitsugyo Co Ltd	568
215,950		Daikin Industries Ltd	23,991
16,800		Daiwa Industries Ltd	202
110,460		Dalian Refrigeration Co Ltd	53
5,753		Danieli & Co S.p.A.	157
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,330		Danieli & Co S.p.A. (RSP)	$534
4,609		Dassault Aviation S.A.	8,805
77,251		DCC plc	7,118
824,178		Deere & Co	128,011
9,600		Denyo Co Ltd	172
281,325		Deutz AG.	2,583
12,010	*,e	Dialight plc	85
74,916	g	Dilip Buildcon Ltd	1,162
177,845		Diploma plc	2,847
45,943	*,e	DIRTT Environmental Solutions	177
24,765		DMC Global, Inc	662
16,114,080		DMCI Holdings, Inc	3,772
13,434		DMG Mori AG.	771
808,426	*	Dogan Sirketler Grubu Holdings	273
68,951		Donaldson Co, Inc	3,106
14,859		Dongkuk Structures & Construction Co Ltd	70
35,010		Doosan Bobcat, Inc	1,044
48,553		Doosan Heavy Industries and Construction Co Ltd	729
80,612	*	Doosan Infracore Co Ltd	742
37,117		Douglas Dynamics, Inc	1,609
559,495		Dover Corp	54,954
314,906	*	Drake & Scull International PJSC	148
35,208	*	Ducommun, Inc	1,070
83,610		Duerr AG.	9,188
28,717	*	DXP Enterprises, Inc	1,119
51,587	*	Dycom Industries, Inc	5,552
4,377,900		Dynasty Ceramic PCL	414
5,909		e Tec E&C Ltd	817
9,785		Eastern Co	279
1,680,736		Eaton Corp	134,308
198,565		Ebara Corp	7,083
16,216		Eicher Motors Ltd	7,102
68,006		Eiffage S.A.	7,745
674,500		Ekovest BHD	177
16,323		Elbit Systems Ltd	1,965
3,635		Electra Israel Ltd	916
469,050	*,e,g	Elementia SAB de C.V.	514
186,000		ElSwedy Cables Holding Co	2,287
189,870	*,e,g	Eltel AB	591
291,797		EMCOR Group, Inc	22,740
583,714		Emerson Electric Co	39,868
1,662,726		Empresa Brasileira de Aeronautica S.A.	10,853
63,587		Encore Wire Corp	3,605
31,347	*,e	Energous Corp	502
68,854	*,e	Energy Recovery, Inc	566
79,544		EnerSys	5,518
61,011	*	Engility Holdings, Inc	1,489
92,813		Engineers India Ltd	227
104,777		EnPro Industries, Inc	8,108
356,000	*,e	Enric Energy Equipment Holdings Ltd	345
7,009	e	EnviroStar, Inc	275
289,545		Equifax, Inc	34,111
43,017		ESCO Technologies, Inc	2,519
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,956		Escorts Ltd	$417
44,787	*	Esterline Technologies Corp	3,276
1,055,000		European Aeronautic Defence and Space Co	122,124
1,286,860	*	Evoqua Water Technologies Corp	27,397
48,041		Exco Technologies Ltd	339
94,781	*	FACC AG.	2,611
30,341		Fanuc Ltd	7,808
2,600,517		Far Eastern Textile Co Ltd	2,359
497,250		Fastenal Co	27,145
8,745,000	*,e	FDG Electric Vehicles Ltd	293
50,000	*,e	FDK Corp	90
95,171	e	Federal Signal Corp	2,096
1,046		Feintool International Holding AG.	123
106,163		Fenner plc	907
376,892		Ferrovial S.A.	7,880
3,974	*,e	FIGEAC-AERO	80
271,114	*	Fincantieri S.p.A	398
284,151		Finmeccanica S.p.A.	3,286
201,504		Finning International, Inc	4,860
115,852		Finolex Cables Ltd	1,206
264,000	e	First Tractor Co	99
86,811		Flowserve Corp	3,762
21,867		FLSmidth & Co AS	1,414
287,669		Fluor Corp	16,460
74,089	*	Fomento de Construcciones y Contratas S.A.	907
2,050		Force Motors Ltd	86
2,778,198		Fortive Corp	215,366
369,330		Fortune Brands Home & Security, Inc	21,750
644,530		Foshan Electrical and Lighting Co Ltd	486
2,556,624	e	Fosun International	5,609
81,307	*	Foundation Building Materials, Inc	1,212
77,313		Franklin Electric Co, Inc	3,151
21,328		Freightcar America, Inc	286
790,600		Fudo Tetra Corp	1,412
202,538		Fuji Electric Holdings Co Ltd	1,395
237,892		Fuji Machine Manufacturing Co Ltd	4,696
980,178		Fujikura Ltd	6,616
33,900		Fujitec Co Ltd	452
22,100		Fukuda Corp	1,372
33,500		Fukushima Industries Corp	1,463
28,800		Furukawa Co Ltd	539
138,400		Furukawa Electric Co Ltd	7,445
137,319	*	Futaba Corp/Chiba	2,840
49,058		Galliford Try plc	577
3,220,401	e	Gamesa Corp Tecnologica S.A.	51,761
2,000,603		Gamuda BHD	2,668
17,940	*	Gardner Denver Holdings, Inc	550
72,690	*,e	Gates Industrial Corp plc	1,273
64,593	e	GATX Corp	4,424
54,838		Gayatri Projects Ltd	171
18,490		GEA Group AG.	786
8,167		Geberit AG.	3,612
8,400		Gecoss Corp	86
14,951	*	Gencor Industries, Inc	241
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

220,914	*	Generac Holdings, Inc	$10,142
84,906	e	General Cable Corp	2,513
566,051		General Dynamics Corp	125,041
15,113,347	n	General Electric Co	203,728
10,697		Georg Fischer AG.	14,322
202,000		George Kent Malaysia BHD	212
53,244	*	Gibraltar Industries, Inc	1,802
7,600		Giken Seisakusho Co, Inc	215
264,829		Global Brass & Copper Holdings, Inc	8,859
34,556		Glory Ltd	1,240
1,263,901	*	GMR Infrastructure Ltd	330
370,145	*	GMS, Inc	11,312
68,888		Gorman-Rupp Co	2,015
455,984		Graco, Inc	20,848
410,568		Grafton Group plc	4,433
19,122		Graham Corp	410
63,882	*,e	Grana y Montero S.A. (ADR)	194
67,173		Granite Construction, Inc	3,752
102,001	*	Great Lakes Dredge & Dock Corp	469
45,727		Greaves Cotton Ltd	80
46,995	e	Greenbrier Cos, Inc	2,362
71,000		Griffon Corp	1,296
246,084		Grupo Carso S.A. de C.V. (Series A1)	867
73,000	e	Grupo Rotoplas SAB de C.V.	115
49,951	e	GS Engineering & Construction Corp	1,408
248,000		GS Yuasa Corp	1,347
1,382,493		Gunkul Engineering PCL	156
603,789		GWA International Ltd	1,573
54,633		H&E Equipment Services, Inc	2,103
663,813		Haitian International Holdings Ltd	2,018
22,116	*	Haldex AB	226
171,996	*	Hangzhou Steam Turbine Co	166
44,183	*	Hanjin Heavy Industries & Construction Co Ltd	129
342,779		Hanwa Co Ltd	14,236
105,857		Hanwha Corp	3,936
34,375		Hanwha Corp (3P)	546
450,500		HAP Seng Consolidated BHD	1,135
1,782,000		Harbin Power Equipment	630
19,556		Hardinge, Inc	358
16,100	e	Harmonic Drive Systems, Inc	907
257,747		Harris Corp	41,569
542,521	*	Harsco Corp	11,203
236,945		Havells India Ltd	1,786
269,800	e	Hazama Ando Corp	2,047
73,441	*	HC2 Holdings, Inc	386
885,725	*	HD Supply Holdings, Inc	33,604
61,380	e	HEICO Corp	5,328
185,088		HEICO Corp (Class A)	13,132
157,092	*	Heidelberger Druckmaschinen	589
323,167	*	Hellenic Technodomiki Tev S.A.	624
95,510	*	Herc Holdings, Inc	6,203
79,114	*	Hexagon Composites ASA	228
99,077		Hexcel Corp	6,399
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,600		Hibiya Engineering Ltd	$142
329,930		Hillenbrand, Inc	15,144
313,705	*	Hindustan Construction Co	108
860,584		Hino Motors Ltd	11,191
12,700	e	Hirata Corp	1,158
11,400		Hisaka Works Ltd	112
58,367		Hitachi Construction Machinery Co Ltd	2,266
100,300		Hitachi Zosen Corp	520
164,977		Hiwin Technologies Corp	2,383
56,919		Hochtief AG.	10,640
35		Hock Seng Lee BHD	0	^
4,029,241		Honeywell International, Inc	582,266
41,100		Hong Leong Industries BHD	116
1,128,800		Hopewell Holdings	4,326
25,909		Hoshizaki Electric Co Ltd	2,310
88,349		Hosken Consolidated Investments Ltd	1,075
1,759,427		Howden Joinery Group plc	11,389
2,285,000	*,†,m	Hsin Chong Construction Group Ltd	3
77,200		Huangshi Dongbei Electrical Appliance Co Ltd	111
80,422		Hubbell, Inc	9,794
7,195		Huber & Suhner AG.	409
48,657		Hudaco Industries Ltd	673
121,057		Huntington Ingalls	31,204
10,523		Hurco Cos, Inc	483
43,797	*,e	Huttig Building Products, Inc	229
5,462		Hy-Lok Corp	117
30,408		Hyster-Yale Materials Handling, Inc	2,126
3,550	*	Hyundai Construction Equipment Co Ltd	594
62,686		Hyundai Development Co	2,243
3,263	*	Hyundai Electric & Energy System Co Ltd	253
48,063		Hyundai Elevator Co Ltd	3,616
76,794		Hyundai Engineering & Construction Co Ltd	3,097
31,026	*,e	Hyundai Heavy Industries	4,053
7,164	*	Hyundai Mipo Dockyard	675
7,996	*	Hyundai Robotics Co Ltd	3,217
15,122	*	Hyundai Rotem Co Ltd	223
38,400	e	Idec Corp	936
92,137		IDEX Corp	13,130
18,178	*	IES Holdings, Inc	275
3,175,212		IJM Corp BHD	2,214
272,958		Illinois Tool Works, Inc	42,762
10,061		IMARKETKOREA, Inc	95
324,399		IMI plc	4,921
9,667		Implenia AG.	767
89,256	e	Impregilo S.p.A.	265
22,602		IMS-Intl Metal Service	817
49,600		Inaba Denki Sangyo Co Ltd	2,193
102,900		Inabata & Co Ltd	1,546
34,797		Indus Holding AG.	2,439
39,840		Industria Macchine Automatiche S.p.A.	3,880
132,183		Industries Qatar QSC	3,824
84,032		Indutrade AB	2,174
2,078,323		Ingersoll-Rand plc	177,717
30,217		Insteel Industries, Inc	835
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,326		Interpump Group S.p.A.	$1,600
94,218	e	Invicta Holdings Ltd	402
173,863		Inwido AB	1,556
62,300		Iochpe-Maxion S.A.	494
533,775		IRB Infrastructure Developers Ltd	1,838
140,257		IS Dongseo Co Ltd	3,997
52,400		Iseki & Co Ltd	1,047
4,081		ISGEC Heavy Engineering Ltd	409
2,714,809		Ishikawajima-Harima Heavy Industries Co Ltd	84,699
835,450		Italian-Thai Development PCL	83
30,339		Italmobiliare S.p.A	852
1,836,562		Itochu Corp	35,863
541,295		ITT, Inc	26,513
62,700		Iwatani International Corp	2,316
310,334		Jacobs Engineering Group, Inc	18,356
547,889		Jain Irrigation Systems Ltd	906
659,113	*	Jaiprakash Associates Ltd	195
3,600	e	Jamco Corp	75
6,060		Japan Pulp & Paper Co Ltd	250
41,500		Japan Steel Works Ltd	1,364
233,105		Jardine Matheson Holdings Ltd	14,365
262,488		Jardine Strategic Holdings Ltd	10,091
176,955	*	JELD-WEN Holding, Inc	5,418
2,720,257		JG Summit Holdings (Series B)	3,279
22,467	e	JGC Corp	489
53,346		John Bean Technologies Corp	6,049
4,938,400		John Keells Holdings plc	5,062
501,154	g	John Laing Group plc	1,894
491,680		Johnson Controls International plc	17,327
1,040,875		Johnson Electric Holdings Ltd	3,917
26,632	*,g	JOST Werke AG.	1,201
1,082,476		JTEKT Corp	15,950
28,413		Jungheinrich AG.	1,259
1,886		JVM Co Ltd	87
60,654		Kadant, Inc	5,732
70,730		Kajaria Ceramics Ltd	625
1,532,938		Kajima Corp	14,412
22,487		Kalpataru Power Transmission Ltd	168
150,300	*	Kama Co Ltd	119
47,724		Kaman Corp	2,965
41,600		Kamei Corp	574
76,600		Kanamoto Co Ltd	2,588
291,400	e	Kandenko Co Ltd	3,340
204,300		Kanematsu Corp	2,756
1,896,098		KAP Industrial Holdings Ltd	1,377
3,824		Kardex AG.	519
12,600		Katakura Industries Co Ltd	166
3,900	e	Kato Works Co Ltd	89
13,444		Kawasaki Heavy Industries Ltd	434
395,348		KBR, Inc	6,401
33,706		KC Co Ltd	759
5,563		KCC Corp	1,736
146,438		KEC International Ltd	888
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,829		Keihan Electric Railway Co Ltd	$2,104
135,817		Keller Group plc	1,660
8,008		Kendrion NV	328
256,721		Kennametal, Inc	10,310
7,985	e	KEPCO Engineering & Construction Co, Inc	231
871,270		Keppel Corp Ltd	5,210
80,861	*,e	KEYW Holding Corp, The	636
54,076	e	Kier Group plc	710
213,200		Kinden Corp	3,566
34,000		King Slide Works Co Ltd	478
359,388		Kingspan Group plc	15,212
61,000		Kinik Co	159
49,299		KION Group AG.	4,603
263,100		Kitz Corp	2,271
366,389		Kloeckner & Co AG.	4,603
121,111	*	KLX, Inc	8,606
675,369		KOC Holding AS	2,794
22,756		Koenig & Bauer AG.	2,089
3,776		Kolon Corp	177
486,570		Komatsu Ltd	16,300
2,155		Komax Holding AG.	623
30,790		Komori Corp	391
45,896		Kone Oyj (Class B)	2,291
69,677	e	Konecranes Oyj	3,024
133,025	e	Koninklijke BAM Groep NV	621
93,834		Koninklijke Volkerwessels NV	2,575
69,996		Korea Aerospace Industries Ltd	3,300
3,158		Korea Electric Terminal Co Ltd	159
17,534	*,e	Kornit Digital Ltd	226
143,738	*,e	Kratos Defense & Security Solutions, Inc	1,479
10,000		Krones AG.	1,347
67,000		KS Terminals, Inc	123
936,000	*,e	KuangChi Science Ltd	217
332,358		Kubota Corp	5,859
70,600	e	Kumagai Gumi Co Ltd	2,226
10,323		Kumho Industrial Co Ltd	105
36,000		Kung Long Batteries Industrial Co Ltd	180
73,988		Kurita Water Industries Ltd	2,389
59,700		Kyokuto Kaihatsu Kogyo Co Ltd	883
248,400		Kyowa Exeo Corp	6,649
31,900		Kyudenko Corp	1,567
3,409		Kyung Dong Navien Co Ltd	221
210,297		L3 Technologies, Inc	43,742
4,722	*,m	LA Opala RG Ltd	21
1,602		Lakshmi Machine Works Ltd	171
451,573		Larsen & Toubro Ltd	9,132
13,735	*	Lawson Products, Inc	347
29,444	*,e	Layne Christensen Co	439
15,194	*	LB Foster Co (Class A)	358
34,407		Legrand S.A.	2,700
34,078		Lehto Group Oyj	491
92,739		Lennox International, Inc	18,953
364,716		LG Corp	29,938
24,750		LG Hausys Ltd	1,799
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,422		LG International Corp	$444
6,549		LIG Nex1 Co Ltd	285
61,875		Lincoln Electric Holdings, Inc	5,566
41,802		Lindab International AB	316
18,234		Lindsay Corp	1,667
26,549		LISI	1,070
132,736		LIXIL Group Corp	2,944
502,057		Lockheed Martin Corp	169,660
1,150,000		Lonking Holdings Ltd	495
25,732		Lotte Corp	1,541
66,563		LS Cable Ltd	4,631
8,888		LS Industrial Systems Co Ltd	516
122,548		LSI Industries, Inc	994
35,638	g	Luceco plc	26
152,000	*,e	Luoyang Glass Co Ltd	75
108,895	*	Lydall, Inc	5,254
4,748		Mabuchi Motor Co Ltd	236
1,688,900		Maeda Corp	19,732
11,300		Maeda Kosen Co Ltd	184
36,000		Maeda Road Construction Co Ltd	723
30,399		Magellan Aerospace Corp	461
1,579,124	e	Maire Tecnimont S.p.A	8,131
305,748		Makino Milling Machine Co Ltd	2,894
25,114		Makita Corp	1,244
951,800		Malaysian Resources Corp BHD	241
21,107		MAN AG.	2,461
15,197		Manitou BF S.A.	646
53,345	*	Manitowoc Co, Inc	1,518
303,700		Marcopolo S.A.	359
1,602,158		Marubeni Corp	11,700
1,517,893		Masco Corp	61,384
116,047	*	Masonite International Corp	7,119
209,031	*	Mastec, Inc	9,835
15,500		Max Co Ltd	199
36,473		Maxar Technologies Ltd	1,687
1,193		MBB SE	132
443,700		Megawide Construction Corp	174
708,897		Meggitt plc	4,301
474,000		Meidensha Corp	1,826
1,209,557	e	Melrose Industries plc	3,919
85,429	*	Mercury Systems, Inc	4,128
185,136	*	Meritor, Inc	3,806
6,400		METAWATER Co Ltd	201
10,635	e	Metso Oyj	336
213,009		Micron Machinery Co Ltd	2,699
98,619	*	Middleby Corp	12,208
614,586	*	Milacron Holdings Corp	12,378
63,820		Millat Tractors Ltd	705
18,567		Miller Industries, Inc	464
840,900		Minebea Co Ltd	18,081
1,312,900		Miraito Holdings Corp	20,996
362,864		MISUMI Group, Inc	10,050
1,650,164		Mitsubishi Corp	44,421
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

736,757		Mitsubishi Electric Corp	$11,958
68,491		Mitsubishi Heavy Industries Ltd	2,641
20,700		Mitsubishi Nichiyu Forklift Co Ltd	173
27,700		Mitsuboshi Belting Co Ltd	309
2,418,669		Mitsui & Co Ltd	41,620
45,900		Mitsui Engineering & Shipbuilding Co Ltd	755
76,200	e	Miura Co Ltd	2,470
3,138,230		MMC Corp BHD	1,393
293,930		Monadelphous Group Ltd	3,465
84,900	e	MonotaRO Co Ltd	3,005
96,811	*	Moog, Inc (Class A)	7,978
715,747		Morgan Crucible Co plc	3,197
217,900		Mori Seiki Co Ltd	4,105
17,400		Morita Holdings Corp	331
768,143		Mota Engil SGPS S.A.	3,089
336,993	*	MRC Global, Inc	5,540
111,568		MSC Industrial Direct Co (Class A)	10,232
61,518		MTU Aero Engines Holding AG.	10,368
117,919		Mueller Industries, Inc	3,085
376,755		Mueller Water Products, Inc (Class A)	4,095
187,900		Muhibbah Engineering M BHD	143
31,015	*,e,g	Munters Group AB	177
992,398		Murray & Roberts Holdings Ltd	1,157
96,155	*	MYR Group, Inc	2,964
62,923		Nabtesco Corp	2,451
114,332		Nachi-Fujikoshi Corp	694
245,283		Nagarjuna Construction Co	448
249,400		Nagase & Co Ltd	4,240
26,900		Namura Shipbuilding Co Ltd	151
96,095		National Central Cooling Co PJSC	41
8,061	e	National Presto Industries, Inc	756
244,774	*	Navistar International Corp	8,560
47,865		NCC AB (B Shares)	913
135,272	*	NCI Building Systems, Inc	2,394
154,220		New Flyer Industries, Inc	7,010
14,960,000	*,e	New Provenance Everlasting Holdings Ltd	307
15,843	e	Nexans S.A.	821
125,663	*,e	Nexeo Solutions, Inc	1,345
21,651		NGK Insulators Ltd	375
204,744	e	Nibe Industrier AB	1,945
321,424		Nichias Corp	4,082
21,200		Nichiden Corp	417
16,900	e	Nichiha Corp	640
32,425		Nidec Corp	4,990
2,800		Nihon Trim Co Ltd	145
15,151	*	Nilfisk Holding A.S.	715
36,700		Nippo Corp	827
16,000		Nippon Densetsu Kogyo Co Ltd	315
6,600		Nippon Koei Co Ltd	203
4,500		Nippon Road Co Ltd	222
251,730	*,e	Nippon Sharyo Ltd	712
55,700	*,e	Nippon Sheet Glass Co Ltd	447
69,845		Nippon Steel Trading Co Ltd	3,866
32,900		Nippon Thompson Co Ltd	267
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,800		Nishimatsu Construction Co Ltd	$891
16,700		Nishio Rent All Co Ltd	520
4,600	*	Nissei ASB Machine Co Ltd	318
297,052		Nisshinbo Industries, Inc	4,023
99,700		Nissin Electric Co Ltd	936
11,900		Nitta Corp	448
20,400		Nitto Boseki Co Ltd	438
15,400		Nitto Kogyo Corp	239
5,773		Nitto Kohki Co Ltd	160
8,200		Nittoku Engineering Co Ltd	308
16,016	*,e	NKT Holding AS	523
45,608		NN, Inc	1,095
681,580	*,e	Noble Group Ltd	41
49,697		Nolato AB (B Shares)	3,639
37,047	*	Nordex AG.	323
106,314		Nordson Corp	14,495
50,591		Noritake Co Ltd	2,167
16,800		Noritz Corp	305
81,412		NORMA Group	6,102
846,762		Northrop Grumman Corp	295,622
16,493	*	Northwest Pipe Co	285
174,336	*,e	NOW, Inc	1,782
86,317		NSK Ltd	1,161
412,400	e	NTN Corp	1,725
13,252	*	NV5 Holdings, Inc	739
2,815,490		NWS Holdings Ltd	5,128
7,000		Obara Corp	412
714,792		Obayashi Corp	7,874
53,318	e	Obrascon Huarte Lain S.A.	228
422,152		OC Oerlikon Corp AG.	7,462
2,887		OHB AG.	125
120,000		Oiles Corp	2,570
19,500		Okabe Co Ltd	181
18,028		Okuma Holdings, Inc	1,060
17,600		Okumura Corp	688
5,363		Omega Flex, Inc	349
253	*	Orascom Construction Ltd	2
133,690		Orbital ATK, Inc	17,729
3,700		Organo Corp	112
153,600	*	Orion Marine Group, Inc	1,012
42,600		OSG Corp	973
138,062		Oshkosh Truck Corp	10,668
71,700	e	OSJB Holdings Corp	196
74,689		Osram Licht AG.	5,496
5,076		Otokar Otobus Karoseri Sanayi AS	151
81,414	*	Outotec Oyj	728
871,440		Owens Corning, Inc	70,064
256,219		PACCAR, Inc	16,954
139,400		Pak Elektron Ltd	57
300,000		Pantaloon Retail India Ltd	167
909,555		Parker-Hannifin Corp	155,561
41,881	*	Patrick Industries, Inc	2,590
622,555		Peab AB (Series B)	5,621
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,621		Pentair plc	$5,629
752,800		Penta-Ocean Construction Co Ltd	5,554
37,883		PER Aarsleff A.S.	1,416
243,000		PESTECH International Bhd	98
3,799		Pfeiffer Vacuum Technology AG.	591
145,587	*	PGT, Inc	2,715
697,998	g	Philips Lighting NV	26,243
8,293		Pinguely-Haulotte	171
366,156	*,e	Plug Power, Inc	692
125,706	*	Ply Gem Holdings, Inc	2,715
38,019		PNC Infratech Ltd	103
122,423		Polypipe Group plc	598
195,600		Polyplex PCL	103
19,416		Ponsse Oy	686
6,391	e	Porr AG.	220
15,482		Powell Industries, Inc	416
5,651		Preformed Line Products Co	368
1,378		Prima Industrie S.p.A	62
187,330		Primoris Services Corp	4,680
42,460	*,e	Proto Labs, Inc	4,991
24,690		Prysmian S.p.A.	775
1,064,732		PT Adhi Karya Persero Tbk	162
1,852,400		PT AKR Corporindo Tbk	767
5,000,000		PT Arwana Citramulia Tbk	116
1,217,100		PT Asahimas Flat Glass Tbk	480
2,803,600	*,†,m	PT Inovisi Infracom Tbk	24
7,030,088		PT Pembangunan Perumahan Tbk	1,341
2,061,400	*	PT Sitara Propertindo Tbk	123
14,727,500		PT Waskita Karya Persero Tbk	2,657
1,876,023		PT Wijaya Karya	230
1,538,703		QinetiQ plc	4,458
19,000		QST International Corp	81
54,152		Quanex Building Products Corp	942
725,396	*	Quanta Services, Inc	24,917
134,000		Raito Kogyo Co Ltd	1,418
182,636		Ramirent Oyj	1,508
112,713		Randon Participacoes S.A.	295
2,018		Rational AG.	1,269
179,301		Raubex Group Ltd	307
62,926	e	Raven Industries, Inc	2,206
891,138		Raytheon Co	192,325
48,400	*	RBC Bearings, Inc	6,011
374,830		RCR Tomlinson Ltd	1,156
183,797		Rechi Precision Co Ltd	190
113,905		Regal-Beloit Corp	8,355
1,331,632	e	Reliance Worldwide Corp Ltd	4,566
505,472		Reunert Ltd	3,184
50,595		REV Group, Inc	1,050
31,945	*,e	Revolution Lighting Technologies, Inc	110
48,695		Rexel S.A.	825
240,858	*	Rexnord Corp	7,149
109,843		Rheinmetall AG.	15,592
1,856		Rieter Holding AG.	364
546,129		Rockwell Automation, Inc	95,136
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

156,230		Rockwell Collins, Inc	$21,068
15,561		Rockwool International AS (B Shares)	4,635
1,292,255		Rolls-Royce Group plc	15,799
586,357		Roper Industries, Inc	164,585
500,143		Rotork plc	1,999
69,000		Run Long Construction Co Ltd	123
16,816	*	Rush Enterprises, Inc	679
221,466	*	Rush Enterprises, Inc (Class A)	9,410
227,912		Russel Metals, Inc	4,964
158,000		Ryobi Ltd	4,191
38,072		Saab AB (Class B)	1,727
233,628		Sacyr Vallehermoso S.A.	625
95,596		Sadbhav Engineering Ltd	575
354,145		Safran S.A.	37,585
486,482		Salfacorp S.A.	924
76,100	*	Samsung Engineering Co Ltd	1,337
278,556	*,e	Samsung Heavy Industries Co Ltd	2,074
32,135	*	Samsung Techwin Co Ltd	876
62,623		San Shing Fastech Corp	126
1,380,565		Sandvik AB	25,294
23,300		Sanki Engineering Co Ltd	262
14,100		Sankyo Tateyama, Inc	210
288,500		Sanwa Shutter Corp	3,720
570,000		Sany Heavy Equipment International	167
5,200		Sanyo Denki Co Ltd	403
12,344	e	Savaria Corp	165
28,700		Schindler Holding AG.	6,193
6,742		Schindler Holding AG. (Registered)	1,412
33,577	*	Schneider Electric Infrastructure Ltd	58
1,933,612		Schneider Electric S.A.	170,276
1,626		Schweiter Technologies AG.	1,935
147,929		Seibu Holdings, Inc	2,594
114,800		Sekisui Jushi Corp	2,500
780,283	e	SembCorp Industries Ltd	1,866
414,900	e	SembCorp Marine Ltd	720
6,311	e	Semperit AG. Holding	127
248,383		Senior plc	1,050
426,910	*	Sensata Technologies Holding plc	22,127
25,128	*,e	Senvion S.A.	315
61,328	e	Seven Network Ltd	833
9,970		SFS Group AG.	1,174
75,248	*	SGL Carbon AG.	1,062
150,108	*	SGSB Group Co Ltd	134
10,952,000	e	Shanghai Dasheng Agricultural Finance Technology Co Ltd	301
217,280		Shanghai Diesel Engine Co Ltd	149
3,103,025	*,e	Shanghai Electric Group Co Ltd	1,080
178,200		Shanghai Highly Group Co Ltd	158
2,539,508		Shanghai Industrial Holdings Ltd	6,664
1,900,000		Shanghai Prime Machinery Co Ltd	345
59,013		Shapir Engineering and Industry Ltd	189
8,800		Shibuya Kogyo Co Ltd	314
514,873		Shikun & Binui Ltd	851
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,100	e	Shima Seiki Manufacturing Ltd	$990
113,918		Shimizu Corp	1,016
89,000		Shin Zu Shing Co Ltd	280
58,000		Shinko Electric Co Ltd	200
122,290		Shinmaywa Industries Ltd	1,012
172,000		Shinnihon Corp	1,856
12,600		SHO-BOND Holdings Co Ltd	939
1,366,676		Siemens AG.	174,384
115,463		Siemens India Ltd	1,911
5,809	e	SIF Holding NV	136
332,653		SIG plc	633
2,179,260		Sime Darby BHD	1,484
144,876		Simpson Manufacturing Co, Inc	8,343
4,366,000		Singamas Container Holdings Ltd	732
1,454,687		Singapore Technologies Engineering Ltd	4,002
10,200		Sinko Industries Ltd	162
430,957		Sino Thai Engineering & Construction PCL	258
2,107,000		Sinotruk Hong Kong Ltd	2,516
1,218,366	*	Sintex Plastics Technology Ltd	1,085
84,100		Sintokogio Ltd	881
58,040	*,e	SiteOne Landscape Supply, Inc	4,471
70,265		SK C&C Co Ltd	19,818
129,286		SK Networks Co Ltd	705
51,732		Skanska AB (B Shares)	1,061
232,820	e	SKF AB (B Shares)	4,770
7,217,600		SKP Resources BHD	2,964
86,905	*,e	SLM Solutions Group AG.	3,440
189,810		SM Investments Corp	3,359
31,889		SMC Corp	12,972
141,907		Smiths Group plc	3,019
160,215		Snap-On, Inc	23,638
123,298		SNC-Lavalin Group, Inc	5,414
96,400	e	Sodick Co Ltd	1,265
2,182,600		Sojitz Holdings Corp	6,962
4,847		Solar Holdings AS (B Shares)	319
9,133		Somany Ceramics Ltd	93
49,845	*	Sparton Corp	868
80,324		Spirax-Sarco Engineering plc	6,480
306,284		Spirit Aerosystems Holdings, Inc (Class A)	25,636
364,362	*	SPX Corp	11,834
410,031	*	SPX FLOW, Inc	20,169
21,952		Standex International Corp	2,093
454,469		Stanley Works	69,625
20,100	e	Star Micronics Co Ltd	373
121,259	*	Ste Industrielle d’Aviation Latecoere S.A.	744
135,396	*	Sterling Construction Co, Inc	1,552
8,242		Sulzer AG.	1,085
1,150,670		Sumitomo Corp	19,277
28,000		Sumitomo Densetsu Co Ltd	562
937,397		Sumitomo Heavy Industries Ltd	35,815
856,840		Sumitomo Mitsui Construction C	5,132
47,512		Sun Hydraulics Corp	2,545
104,000		Sunonwealth Electric Machine Industry Co Ltd	163
148,681	*,e	Sunrun, Inc	1,328
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,647,722		Sunway Construction Group BHD	$876
1,455,589	*	Suzlon Energy Ltd	241
52,173		Sweco AB (B Shares)	1,081
1,082,000		Syncmold Enterprise Corp	2,539
61,400		Tadano Ltd	925
5,198	*	Taewoong Co Ltd	94
23,372		Taeyoung Engineering & Construction	232
1,025,000		Tai United Holdings Ltd	125
9,100	e	Taihei Dengyo Kaisha Ltd	232
14,400		Taikisha Ltd	472
184,819		Taisei Corp	9,479
687,670	*	Taiwan Glass Industrial Corp	408
213,593		Takamatsu Corp	6,115
19,064		Takara Standard Co Ltd	323
133,000		Takasago Thermal Engineering Co Ltd	2,468
20,600	e	Takeuchi Manufacturing Co Ltd	457
43,600		Takuma Co Ltd	480
53,834	g	Talgo S.A.	348
17,519		Tarkett S.A.	587
27,300		Tatsuta Electric Wire and Cable Co Ltd	166
263,800	*	Tebrau Teguh BHD	77
14,704	*	Techno Electric & Engineering Co Ltd	85
1,831,679		Teco Electric and Machinery Co Ltd	1,525
10,500		Teikoku Sen-I Co Ltd	203
90,169		Tekfen Holding AS	389
41,200	e	Tekken Corp	1,192
75,919	*	Teledyne Technologies, Inc	14,210
28,709		Tennant Co	1,944
434,716		Terex Corp	16,263
44,598	*	Textainer Group Holdings Ltd	756
2,947,874		Textron, Inc	173,836
70,342		Thales S.A.	8,569
20,087	*,e	The ExOne Company	146
36,180		Thermax Ltd	632
258,991	*	Thermon Group Holdings	5,804
221,392		THK Co Ltd	9,210
42,100		Timken Co	1,920
9,862		Timken India Ltd	107
85,370		Titan International, Inc	1,077
132,584	*	Titan Machinery, Inc	3,124
82,935		TKH Group NV	5,316
8,400		Toa Corp/Tokyo	177
118,800		Tocalo Co Ltd	1,444
323,000		Toda Corp	2,348
4,600		Toenec Corp	137
229,600		Tokai Corp	2,303
273,060		Tokyu Construction Co Ltd	2,972
182,822		Toro Co	11,417
111,175		Toromont Industries Ltd	4,826
1,674,443	*	Toshiba Corp	4,884
62,964		Toshiba Machine Co Ltd	438
27,500	e	Toshiba Plant Systems & Services Corp	601
1,011,700	*	Totalindo Eka Persada Tbk PT	310
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,800		Totetsu Kogyo Co Ltd	$1,680
13,696		Toto Ltd	718
975,200		Toyo Construction Co Ltd	4,457
15,699	e	Toyo Engineering Corp	150
47,700		Toyo Tanso Co Ltd	1,498
274,836		Toyota Tsusho Corp	9,288
76,458	*	TPI Composites, Inc	1,716
3,331,018		Trakya Cam Sanayi AS	4,324
55,649		TransDigm Group, Inc	17,081
1,654,780		Travis Perkins plc	28,691
315,520		Trelleborg AB (B Shares)	7,951
102,641		Trencor Ltd	328
70,193	*	Trex Co, Inc	7,635
84,513	*	Trimas Corp	2,218
98,249		Trinity Industries, Inc	3,206
193,884		Triton International Ltd	5,933
640,095		Triumph Group, Inc	16,130
25,400		Trusco Nakayama Corp	628
24,200		Tsubaki Nakashima Co Ltd	625
397,000		Tsubakimoto Chain Co	3,245
30,000	e	Tsugami Corp	386
10,800		Tsukishima Kikai Co Ltd	153
10,000		Tsurumi Manufacturing Co Ltd	183
6,303,715		Turk Sise ve Cam Fabrikalari AS	8,294
8,034		Turk Traktor ve Ziraat Makineleri AS	147
61,661	*	Tutor Perini Corp	1,360
15,208	*	Twin Disc, Inc	331
427,500		UEM Edgenta BHD	257
43,492		Ultra Electronics Holdings	844
5,000		Union Tool Co	178
400,100		Unique Engineering & Construction PCL	164
512,900		United Engineers Ltd	1,022
1,486,000		United Integrated Services Co Ltd	3,354
282,913	*	United Rentals, Inc	48,868
519,115		United Technologies Corp	65,315
264,702	*	Univar, Inc	7,345
302,174		Universal Forest Products, Inc	9,806
33,966	e	Uponor Oyj	567
752,754	*	USG Corp	30,426
403,500		Ushio, Inc	5,418
284,347	e	Valmet Corp	5,701
45,812		Valmont Industries, Inc	6,702
225,100		Vanachai Group PCL	69
41,748	g	VAT Group AG.	7,030
112,793	*	Vectrus, Inc	4,200
20,819	*	Veritiv Corp	816
73,755		Vestas Wind Systems AS	5,277
128,392		Vesuvius plc	1,052
61,666		V-Guard Industries Ltd	211
27,375	*	Vicor Corp	782
1,101,920		Vinci S.A.	108,534
1,702,000	*,e	Vision Fame International Holding Ltd	65
58,978		Voltas Ltd	565
29,995		Voltronic Power Technology Corp	583
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,292,647	e	Volvo AB (B Shares)	$23,661
5,236	*	Vossloh AG.	262
469,844		W.W. Grainger, Inc	132,623
102,095		Wabash National Corp	2,125
239,119	*	WABCO Holdings, Inc	32,011
137,820	e	Wabtec Corp	11,219
15,292		Wacker Construction Equipment AG.	530
34,678		Wajax Income Fund	656
26,200		Wakita & Co Ltd	290
18,194,000		Walsin Lihwa Corp	11,219
1,879	e	Walter Meier AG.	68
230,997	e	Wartsila Oyj (B Shares)	5,104
20,504		Washtec AG.	1,956
62,713		Watsco, Inc	11,349
197,076		Watts Water Technologies, Inc (Class A)	15,313
541,361		WCT Berhad	187
461,718		Weg S.A.	3,162
1,676,284		Weichai Power Co Ltd	1,896
836,977		Weir Group plc	23,462
405,487	*	Welbilt, Inc	7,887
92,646	*	Wesco Aircraft Holdings, Inc	950
586,372	*	WESCO International, Inc	36,384
6,918	*	Willis Lease Finance Corp	237
30,571		Wilson Bayly Holmes-Ovcon Ltd	400
373,604		Wolseley plc	28,099
110,641		Woodward Governor Co	7,929
148,055		WSP Global, Inc	6,819
73,112		Xxentria Technology Materials Corp	162
103,370		Xylem, Inc	7,951
12,400	e	Yahagi Construction Co Ltd	93
19,700		YAMABIKO Corp	259
35,400		Yamazen Corp	368
9,978,118		Yangzijiang Shipbuilding	9,293
56,797		Yazicilar Holding AS	340
110,681	e	YIT Oyj	927
70,600		Yokogawa Bridge Holdings Corp	1,518
61,100		Yuasa Trading Co Ltd	2,009
208,000		Yungtay Engineering Co Ltd	395
172,000		Yurtec Corp	1,374
8,400		Yushin Precision Equipment Co Ltd	136
127,544		Zardoya Otis S.A.	1,285
5,880		Zehnder Group AG.	272
145,400		Zhengzhou Coal Mining Machinery Group Co Ltd	79
496,041		Zhuzhou CSR Times Electric Co Ltd	2,416
1,101,671	e	Zumtobel AG.	10,363
		TOTAL CAPITAL GOODS	9,839,832

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
14,600	*,e	51job, Inc (ADR)	1,256
95,327		ABM Industries, Inc	3,192
217,428	*	Acacia Research (Acacia Technologies)	761
209,735		ACCO Brands Corp	2,632
226,851		Adecco S.A.	16,159
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,571		ADT, Inc	$1,368
189,128	*	Advanced Disposal Services, Inc	4,214
12,000		Aeon Delight Co Ltd	435
105,318		AF AB	2,305
153,203	e	Aggreko plc	1,579
301,151		ALS Ltd	1,733
9,463		Amadeus Fire AG	1,057
119,027		American Banknote S.A.	656
84,716		Applus Services S.A.	1,104
173,735	*	ARC Document Solutions, Inc	382
17,380		Assystem	596
472,231	e	Babcock International Group	4,433
11,219		Barrett Business Services, Inc	930
19,800		Bell System24 Holdings, Inc	289
19,000		Benefit One, Inc	527
3,394		Bertrandt AG.	387
14,574		BG Staffing, Inc	277
203,743	g	Biffa plc	572
736,941		Bilfinger Berger AG.	33,608
167,219		Bingo Industries Ltd	362
239,220		Blue Label Telecoms Ltd	261
298,322		Brady Corp (Class A)	11,083
1,365,825		Brambles Ltd	10,541
504,831	g	Bravida Holding AB	3,615
130,935		Brink’s Co	9,342
12,050		Brunel International NV	221
218,145		Bureau Veritas S.A.	5,670
491,374		Capita Group plc	993
3,112,000	*	Capital Environment Holdings Ltd	112
274,982	*	Casella Waste Systems, Inc (Class A)	6,429
46,799	*,e	Caverion Corp	354
344,428	*	CBIZ, Inc	6,286
190,677		Ceco Environmental Corp	849
13,646		Cewe Color Holding AG.	1,342
2,203,951		China Everbright International Ltd	3,112
532,000	e	China Greenland Broad Greenstate Group Co Ltd	78
256,313	*,e	Cimpress NV	39,652
223,622		Cintas Corp	38,145
105,364	*	Clean Harbors, Inc	5,143
226,635	*	Clean TeQ Holdings Ltd	205
42,000		Cleanaway Co Ltd	264
2,197,606		Cleanaway Waste Management Ltd	2,458
2,988		Compx International, Inc	41
730,730	*	Copart, Inc	37,216
65,854	*	CoStar Group, Inc	23,884
203,505		Covanta Holding Corp	2,951
42,950		CRA International, Inc	2,246
41,905		Dai Nippon Printing Co Ltd	871
22,200		Daiseki Co Ltd	620
160,827		De La Rue plc	1,149
82,402		Deluxe Corp	6,099
273,360		Derichebourg	2,408
1,005,072		Downer EDI Ltd	4,995
78,843		Dun & Bradstreet Corp	9,225
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,098		Duskin Co Ltd	$2,349
360,271	*,†,m	Dyax Corp	400
958,000	e	Dynagreen Environmental Protection Group Co Ltd	483
952,491		Edenred	33,130
10,013	e	Elanders AB	96
94,438		Elis S.A.	2,338
41,500		en-japan, Inc	2,360
39,808		Ennis, Inc	784
71,620		Essendant, Inc	559
1,286,053		Experian Group Ltd	27,813
43,744		Exponent, Inc	3,440
7,601	e	Fila S.p.A	164
16,526		Forrester Research, Inc	685
18,106	*	Franklin Covey Co	487
65,052	*	FTI Consulting, Inc	3,149
11,600		Fullcast Co Ltd	287
20,250		Funai Soken Holdings, Inc	429
4,642		GL Events	140
60,598	*	GP Strategies Corp	1,373
422,000		Greentown Service Group Co Ltd	360
1,233,167		Group 4 Securicor plc	4,292
3,554		Groupe CRIT	382
25,019		Gunnebo AB	93
3,634,074		Hays plc	9,614
122,506		Healthcare Services Group	5,327
40,566	e	Heidrick & Struggles International, Inc	1,268
81,746	*	Heritage-Crystal Clean, Inc	1,925
137,798		Herman Miller, Inc	4,403
55,684	*	Hill International, Inc	317
73,790		HNI Corp	2,663
516,608		HomeServe plc	5,359
70,002	*,e	Hudson Technologies, Inc	346
36,566	*	Huron Consulting Group, Inc	1,393
47,130		ICF International, Inc	2,755
653,336	*	IHS Markit Ltd	31,517
4,477	*	Indiabulls Wholesale Service	14
81,730	*	Innerworkings, Inc	740
268,704		Insperity, Inc	18,688
292,854		Interface, Inc	7,380
184,663		Intertek Group plc	12,088
38,159	g	Intertrust NV	791
147,955	e	Intrum Justitia AB	4,207
63,491	e	IPH Ltd	167
133,249		ISS A.S.	4,949
18,917	e	ITAB Shop Concept AB	82
20,600		Itoki Corp	133
388,415		IWG plc	1,245
8,400		JAC Recruitment Co Ltd	179
1,865		Kaba Holding AG.	1,460
598,162		KAR Auction Services, Inc	32,420
18,000		KD Holding Corp	106
51,194		Kelly Services, Inc (Class A)	1,487
22,051		KEPCO Plant Service & Engineering Co Ltd	943
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,582		Kforce, Inc	$3,749
210,391		Kimball International, Inc (Class B)	3,585
174,729		Knoll, Inc	3,528
212,300		Kokuyo Co Ltd	4,128
255,821		Korn/Ferry International	13,198
5,200		Kyodo Printing Co Ltd	161
14,900	e	Link And Motivation, Inc	181
172,862		Loomis AB	6,240
55,872		LSC Communications, Inc	975
240,184		Manpower, Inc	27,645
33,562		Matsuda Sangyo Co Ltd	606
87,149		Matthews International Corp (Class A)	4,410
57,947		McGrath RentCorp	3,111
51,496		McMillan Shakespeare Ltd	671
230,631	*,†,m	Media General, Inc	0
14,200		Meitec Corp	778
879,297		Michael Page International plc	6,626
28,329	*	Mistras Group, Inc	537
223,972		Mitie Group	499
21,844		Mitsubishi Pencil Co Ltd	496
73,890		Mobile Mini, Inc	3,214
50,507		Morneau Sobeco Income Fund	1,013
25,500		Moshi Moshi Hotline, Inc	312
90,073		MSA Safety, Inc	7,498
22,306	e	Multi-Color Corp	1,473
74,930	*	Navigant Consulting, Inc	1,442
296,713		Nielsen NV	9,432
313,000	e	Nihon M&A Center, Inc	10,840
9,100		Nippon Kanzai Co Ltd	180
83,800		Nippon Parking Development Co Ltd	139
18,379	*	NL Industries, Inc	144
23,600		Nomura Co Ltd	506
141,700		Okamura Corp	1,952
178,797	*	On Assignment, Inc	14,640
42,400		Outsourcing, Inc	742
7,368		Oyo Corp	104
86,500	e	Park24 Co Ltd	2,360
154,700	*	Pasona Group, Inc	3,351
22,200		Pilot Corp	1,242
386,380		Pitney Bowes, Inc	4,208
27,200		Prestige International, Inc	333
196,764		Prosegur Cia de Seguridad S.A.	1,513
187,601		Quad Graphics, Inc	4,756
16,832	*,g	Quess Corp Ltd	265
159,691	e	Randstad Holdings NV	10,517
244,000	*,e	Realord Group Holdings Ltd	146
1,282,577		Recruit Holdings Co Ltd	32,146
5,232	*,e	Red Violet, Inc	32
3,867,154		Rentokil Initial plc	14,738
575,307		Republic Services, Inc	38,103
52,885		Resources Connection, Inc	857
108,197	e	Restore plc	824
64,661		Ritchie Bros Auctioneers, Inc	2,033
118,200		Riverstone Holdings Ltd	93
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

374,817		Robert Half International, Inc	$21,698
328,021		Rollins, Inc	16,739
133,180		RPS Group plc	476
181,780		RPX Corp	1,943
316,662		RR Donnelley & Sons Co	2,764
16,856		S1 Corp (Korea)	1,518
15,052		Sato Corp	484
177,127		Secom Co Ltd	13,193
245,021		Securitas AB (B Shares)	4,172
546,543		Seek Ltd	7,883
651,626	*	Serco Group plc	808
201,952		SG Fleet Group Ltd	593
4,939		SGS S.A.	12,150
100,500	*,†,m	Shanghai Youngsun Investment C	128
248,800	*	Shanghai Zhongyida Co Ltd	67
671,069	e	Shanks Group plc	706
126,425		Shenzhen Dongjiang Environmental Co Ltd	170
214,429		SmartGroup Corp Ltd	1,809
21,582		Societe BIC S.A.	2,147
45,200		Sohgo Security Services Co Ltd	2,221
207,302	*	SP Plus Corp	7,380
63,859		SPIE S.A.	1,413
39,310		Sporton International, Inc	218
10,637		Staffline Group plc	140
65,450	e	Stantec, Inc	1,615
138,277		Steelcase, Inc (Class A)	1,881
175,973	*	Stericycle, Inc	10,300
36,000		Sunny Friend Environmental Technology Co Ltd	279
9,738		Synergie S.A	613
156,660		Taiwan Secom Co Ltd	485
265,020		Taiwan-Sogo Shinkong Security Corp	353
90,000		Takeei Corp	1,094
20,200		Tanseisha Co Ltd	246
49,195	*,e	Team, Inc	676
23,500		TechnoPro Holdings, Inc	1,418
39,974		Teleperformance	6,199
121,500		Temp Holdings Co Ltd	3,530
186,946		Tetra Tech, Inc	9,151
212,000	e	Tianjin Capital Environmental Protection Group Co Ltd	121
126,300		Toppan Forms Co Ltd	1,399
486,669		Toppan Printing Co Ltd	4,000
11,600	e	Tosho Printing Co Ltd	109
336,850		Tox Free Solutions Ltd	884
231,480		Transcontinental, Inc	4,573
485,177	*	TransUnion	27,548
305,983	*	TriNet Group, Inc	14,173
69,073	*	TrueBlue, Inc	1,789
4,600	*	Trust Tech, Inc	150
36,873		Unifirst Corp	5,961
14,000	*	United Technology Holdings Co Ltd	457
36,921		US Ecology, Inc	1,968
307,079	*	Verisk Analytics, Inc	31,936
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,079		Viad Corp	$1,787
14,219		VSE Corp	735
68,516	*	WageWorks, Inc	3,097
139,133		Waste Connections, Inc	9,981
1,644,841		Waste Management, Inc	138,364
14,407	*	Willdan Group, Inc	408
111,781		Wolters Kluwer NV	5,945
4,000		World Holdings Co Ltd	174
23,900		Yumeshin Holdings Co Ltd	267
208,000	*	Zhi Sheng Group Holdings Ltd	21
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,205,012

CONSUMER DURABLES & APPAREL - 1.9%
392,000		361 Degrees International Ltd	127
20,130		Accell Group	439
52,355	e	Acushnet Holdings Corp	1,209
210,240		Adidas-Salomon AG.	51,151
159,881		Aksa Akrilik Kimya Sanayii	680
288,700		Alpargatas S.A.	1,513
25,400	e	Alpine Electronics, Inc	480
463,599	e	Amer Sports Oyj (A Shares)	14,307
87,100	*,e	American Outdoor Brands Corp	899
444,157		AmTRAN Technology Co Ltd	217
921,235		Anta Sports Products Ltd	4,703
189,010		Arcelik AS	859
26,800		Arezzo Industria e Comercio S.A.	410
33,530	*,e	Aritzia, Inc	314
75,970		Arvind Ltd	450
101,737		Asics Corp	1,895
69,108		Bajaj Electricals Ltd	604
7,911	*,g	Balta Group NV	61
31,732	*	Bang & Olufsen AS (B Shares)	805
969,887		Barratt Developments plc	7,217
18,502		Bassett Furniture Industries, Inc	562
68,000		Basso Industry Corp	123
19,034		Bata India Ltd	214
304,439	*	Beazer Homes USA, Inc	4,856
401,197		Bellway plc	17,169
56,999		Beneteau S.A.	1,242
413,104		Berkeley Group Holdings plc	21,960
196,000	e	Best Pacific International Holdings Ltd	96
39,399		Bombay Dyeing & Manufacturing Co Ltd	147
179,606		Bonava AB	2,467
1,530,000		Bosideng International Holdings Ltd	151
172,192		Bovis Homes Group plc	2,751
190,731		Breville Group Ltd	1,719
81,284		BRP, Inc	3,122
159,958		Brunello Cucinelli S.p.A	5,031
168,707		Brunswick Corp	10,019
110,953		Burberry Group plc	2,645
649,000	*	C.banner International Holdings Ltd	213
5,552,409	*	Cairn Homes plc	12,366
831,277	*,e	Cairn Homes plc	1,841
511,464		Callaway Golf Co	8,368
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,212	*,e	Canada Goose Holdings, Inc	$844
198,747		Carter’s, Inc	20,690
22,915	e	Casio Computer Co Ltd	341
38,700	*	Cavco Industries, Inc	6,724
24,582		CCC S.A.	1,679
84,891	*	Century Communities, Inc	2,542
10,493		Chargeurs S.A.	307
2,716,400		China Dongxiang Group Co	475
895,000		China Lilang Ltd	1,123
8,500		Chofu Seisakusho Co Ltd	206
1,223		Christian Dior S.A.	483
755,787		Cie Financiere Richemont S.A.	67,916
818,000	*,e	Citychamp Watch & Jewellery Group Ltd	175
68,000	e	Clarion Co Ltd	208
38,506	*	Clarus Corp	260
8,000		Cleanup Corp	62
50,389		Columbia Sportswear Co	3,851
1,389,300	e	Consorcio ARA, S.A. de C.V.	546
7,600		Corona Corp	95
391,000	g	Cosmo Lady China Holdings Co Ltd	213
717,188	g	Countryside Properties plc	3,157
662,143		Crest Nicholson Holdings plc	4,222
768,616	*	CROCS, Inc	12,490
404,815		Crompton Greaves Consumer Electricals Ltd	1,480
38,046		CSS Industries, Inc	666
873		Cuckoo Electronics Co Ltd	71
20,076		Culp, Inc	613
2,878,800		Cyrela Brazil Realty S.A.	13,333
157,327	*	Deckers Outdoor Corp	14,164
49,050		De’Longhi S.p.A.	1,456
12,060	*	Delta Apparel, Inc	217
4,939		Delta-Galil Industries Ltd	146
25,690		Descente Ltd	410
362,303		DFS Furniture plc	936
300,000		Direcional Engenharia S.A.	552
18,877		Dorel Industries, Inc (Class B)	427
800,124		DR Horton, Inc	35,077
153,413		Eclat Textile Co Ltd	1,804
898,503	e	Electrolux AB (Series B)	28,374
19,220		Escalade, Inc	263
175,729		Ethan Allen Interiors, Inc	4,033
78,300		Even Construtora e Incorporadora S.A.	124
36,035		Ez Tec Empreendimentos e Participacoes S.A.	252
59,359		F&F Co Ltd	2,263
331,672		Feng TAY Enterprise Co Ltd	1,520
6,800	e	Fields Corp	75
6,598		Fila Korea Ltd	670
13,008		Flexsteel Industries, Inc	515
692		Forbo Holding AG.	970
1,609,852		Formosa Taffeta Co Ltd	1,785
59,568		Forus S.A.	235
72,736	*,e	Fossil Group, Inc	924
147,591		Foster Electric Co Ltd	3,636
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,600		France Bed Holdings Co Ltd	$113
339,999	*,e,m	Fuguiniao Co Ltd	0	^
46,000		Fujibo Holdings Inc	1,661
33,000		Fujitsu General Ltd	591
9,800	e	Funai Electric Co Ltd	70
183,151		Garmin Ltd	10,793
31,252	e	Geox S.p.A.	106
15,891		Gerry Weber International AG.	153
299,439		Giant Manufacturing Co Ltd	1,588
72,334	*	G-III Apparel Group Ltd	2,726
355,157		Gildan Activewear, Inc	10,258
2,700,000	*,e,g	Glenveagh Properties plc	3,644
30,834,000	*,e	Global Brands Group Holding Ltd	1,745
8,000		Goldwin, Inc	482
505,000		Goodbaby International Holding	346
179,627	*,e	GoPro, Inc	860
46,112	*	Green Brick Partners, Inc	503
4,700		Guararapes Confeccoes S.A.	214
44,900		Gunze Ltd	2,561
1,289,944		Haier Electronics Group Co Ltd	4,625
6,402		Hamilton Beach Brands Holding Co	136
8,349		Handsome Co Ltd	242
703,084	e	Hanesbrands, Inc	12,951
11,029	e	Hansae Co Ltd	222
9,069		Hanssem Co Ltd	1,282
220,129		Hasbro, Inc	18,557
302,500		Haseko Corp	4,656
64		Hefei Meiling Co Ltd	0	^
46,500		Heiwa Corp	917
87,511	*	Helen of Troy Ltd	7,613
13,404,000	*,e	HengTen Networks Group Ltd	578
20,812		Hermes International	12,336
16,386		Himatsingka Seide Ltd	88
3,127,000		Hisense Kelon Electrical Holdings Co Ltd	3,605
4,008		Hitachi Home & Life Solutions India Ltd	155
17,200	*,e	HLB, Inc	1,083
67,814		Hooker Furniture Corp	2,489
466,000	e	Hosa International Ltd	165
658,547	*	Hovnanian Enterprises, Inc (Class A)	1,205
19,906	e	HS Industries Co Ltd	158
19,856		Hugo Boss AG.	1,730
319,342		Husqvarna AB (B Shares)	3,087
110,547	e	Hwaseung Enterprise Co Ltd	2,159
17,889		Hyundai Livart Furniture Co Ltd	397
4,453		IC Companys AS	103
367,825		Iida Group Holdings Co Ltd	6,876
36,970	*	Installed Building Products Inc	2,220
63,368	*,e	iRobot Corp	4,068
30,600		Japan Wool Textile Co Ltd	300
112,299	*	Jinshan Development & Construction Co Ltd	88
327,520		JM AB	7,454
63,430		Johnson Health Tech Co Ltd	71
18,104		Johnson Outdoors, Inc	1,122
894,600		JVC KENWOOD Holdings, Inc	2,964
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,753		Kaufman & Broad S.A.	$1,934
145,236		KB Home	4,132
609,000		Kinpo Electronics	217
38,244		KMC Kuei Meng International In	176
435,000	*	Konka Group Co Ltd	183
11,343		KPR Mill Ltd	110
444,000		Kurabo Industries Ltd	1,390
5,107		Kyungbang Ltd	67
4,722		LA Opala RG Ltd	21
624,404		Lao Feng Xiang Co Ltd	2,268
188,669		La-Z-Boy, Inc	5,651
377,776	*	Lealea Enterprise Co Ltd	142
318,470		Leggett & Platt, Inc	14,127
29,505		Lennar Corp (B Shares)	1,407
557,130		Lennar Corp (Class A)	32,837
237,749		LG Electronics, Inc	24,530
52,675		LG Fashion Corp	1,314
28,964	*,e	LGI Homes, Inc	2,044
43,584		Li Cheng Enterprise Co Ltd	76
914,020	*	Li Ning Co Ltd	941
302,965	*	Li Peng Enterprise Co Ltd	81
42,553		Libbey, Inc	208
37,863		Lifetime Brands, Inc	469
2,154		LPP S.A.	5,476
555,512	*	Lululemon Athletica, Inc	49,507
633,550		Luthai Textile Co Ltd	697
127,336		Luxottica Group S.p.A.	7,911
391,634		LVMH Moet Hennessy Louis Vuitton S.A.	120,691
189,688	*	M/I Homes, Inc	6,042
111,735		Makalot Industrial Co Ltd	531
35,188	*	Malibu Boats Inc	1,169
850,800	e	Man Wah Holdings Ltd	679
6,442	*,†,m	Mariella Burani S.p.A.	0
43,041		Marine Products Corp	603
6,000		Mars Engineering Corp	139
432,042	e	Mattel, Inc	5,681
16,635	*,g	Mavi Giyim Sanayi Ve Ticaret AS.	228
321,600		MC Group PCL	133
223,887		MCBC Holdings, Inc	5,642
299,845	g	McCarthy & Stone plc	608
144,364		MDC Holdings, Inc	4,031
125,000		Merida Industry Co Ltd	593
218,890	*	Meritage Homes Corp	9,905
719,239	*	Michael Kors Holdings Ltd	44,650
1,020,000	*,e	Ming Fung Jewellery Group Ltd	229
7,700		Misawa Homes Co Ltd	64
57,000		Mitsui Home Co Ltd	368
39,300		Mizuno Corp	1,187
266,843	*	Mohawk Industries, Inc	61,966
355,811		Moncler S.p.A	13,542
70,256		Movado Group, Inc	2,698
1,172,165		MRV Engenharia e Participacoes S.A.	5,769
14,483		Nacco Industries, Inc (Class A)	476
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

252,135		Namco Bandai Holdings, Inc	$8,160
374,000		Nameson Holdings Ltd	80
25,000		Nan Liu Enterprise Co Ltd	137
48,797	*	Nautilus, Inc	656
42,113	*,e,g	Neinor Homes S.A.	791
23,705	*	New Home Co Inc	263
99,035		New Wave Group AB (B Shares)	644
576,519		Newell Rubbermaid, Inc	14,690
142,000		Nien Made Enterprise Co Ltd	1,374
3,110,711		Nike, Inc (Class B)	206,676
138,724		Nikon Corp	2,508
111,400		Nishat Mills Ltd	153
55,783		Nobia AB	504
24,982	*	NVR, Inc	69,950
683,731		Onward Kashiyama Co Ltd	5,957
830,835		Oriental Weavers	740
627,247	g	OVS S.p.A	3,851
28,574		Oxford Industries, Inc	2,130
262,000	*,e,g	Ozner Water International Holding Ltd	70
1,084,778		Pacific Textile Holdings Ltd	1,038
7,259		Page Industries Ltd	2,536
57,000		Paiho Shih Holdings Corp	116
526,135		Panasonic Corp	7,556
42,977	e	Pandora AS	4,650
402,000	*,†,m	Peace Mark Holdings Ltd	0
31,270	*	Perry Ellis International, Inc	807
699,379		Persimmon plc	24,823
226,990	*	Peter England Fashions and Retail Ltd	528
414,653		Photo-Me International PLC	958
20,656	*,m	PIK Group (GDR)	114
199,000	*,e	Pioneer Corp	328
81,048,570		Playmates Holdings Ltd	10,882
249,857	e	Polaris Industries, Inc	28,614
78,229		Pool Corp	11,439
1,705,341		Pou Chen Corp	2,277
15,322,583	e	Prada S.p.A	72,081
23,700		Pressance Corp	357
122,087,800		PT Sri Rejeki Isman Tbk	2,976
1,041,559		Pulte Homes, Inc	30,716
316,788		PVH Corp	47,971
201,000	e	Q Technology Group Co Ltd	261
32,000		Quang Viet Enterprise Co Ltd	133
202,187		Rajesh Exports Ltd	2,303
120,575		Ralph Lauren Corp	13,480
66,273		Raymond Ltd	919
1,250,847		Redrow plc	10,452
240,000	e,g	Regina Miracle International Holdings Ltd	210
23,776		Rinnai Corp	2,261
518,000	*	Roo Hsing Co Ltd	258
390,956		Ruentex Industries Ltd	763
17,660	*,e	Safilo Group S.p.A.	89
30,056	e	Salvatore Ferragamo Italia S.p.A	828
33,000		Sangetsu Co Ltd	684
57,121		Sankyo Co Ltd	1,998
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,722		SEB S.A.	$3,390
139,004		Sega Sammy Holdings, Inc	2,252
67,400		Seiko Holdings Corp	1,610
753,330	e	Seiren Co Ltd	13,886
405,653		Sekisui Chemical Co Ltd	7,114
1,916,860		Sekisui House Ltd	35,074
88,140	*,e	Sequential Brands Group, Inc	184
281,500		Shanghai Haixin Group Co	174
11,756	*,e	Sharp Corp	352
171,500	*	Shenzhen China Bicycle Co Holdings Ltd	49
1,080,124		Shenzhou International Group Holdings Ltd	11,444
6,345		Shimano, Inc	916
1,127		Sintex Industries Ltd	0	^
3,648		Sioen Industries NV	134
539,527	*	Skechers U.S.A., Inc (Class A)	20,982
1,190,913		Skyworth Digital Holdings Ltd	539
34,672	*	SodaStream International Ltd	3,184
5,059,608		Sony Corp	248,934
663,165	*,g	Spin Master Corp	27,302
38,559		SRF Ltd	1,163
49,900	e	Starts Corp, Inc	1,368
100,141		Steven Madden Ltd	4,396
27,016	e	Sturm Ruger & Co, Inc	1,418
247,454		Sumitomo Forestry Co Ltd	3,980
15,812		Superior Uniform Group, Inc	415
17,813		Surteco SE	554
16,844		Swatch Group AG.	7,432
208,348		Swatch Group AG. (Registered)	17,473
10,272		Symphony Ltd	284
651,602		Tainan Spinning Co Ltd	294
142,600		Taiwan Paiho Ltd	399
10,500		Tamron Co Ltd	219
1,406,195		Tapestry, Inc	73,980
1,120,298	*	Tatung Co Ltd	823
751,006	*	Taylor Morrison Home Corp	17,483
4,062,866		Taylor Wimpey plc	10,526
315,000		TCL Multimedia Technology Holdings Ltd	148
328,003	g	Technogym S.p.A	3,882
946,000		Techtronic Industries Co	5,552
17,038		Ted Baker plc	598
230,421		Telford Homes plc	1,313
517,889	*,e	Tempur Sealy International, Inc	23,455
1,771,500		Texhong Textile Group Ltd	2,495
458,000		Texwinca Holdings Ltd	241
205,944		Thomson	348
259,022	g	Thule Group AB	5,623
473,065		Titan Industries Ltd	6,869
5,981	e	Tod’s S.p.A.	434
34,390		Token Corp	3,443
739,739		Toll Brothers, Inc	31,994
75,776	*	TomTom NV	699
48,468		Tomy Co Ltd	492
168,665	*	TopBuild Corp	12,906
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,000		Toung Loong Textile Manufacturing	$128
255,995	*	TRI Pointe Homes, Inc	4,206
22,167		Trigano S.A.	4,012
222,100		TSI Holdings Co Ltd	1,625
169,703		Tsutsumi Jewelry Co Ltd	3,331
1,713		TTK Prestige Ltd	163
55,509		Tupperware Corp	2,686
303,445	*,e	Under Armour, Inc	4,354
334,810	*,e	Under Armour, Inc (Class A)	5,474
25,097	*	Unifi, Inc	910
148,400	*,e	Unitika Ltd	924
22,846	*	Universal Electronics, Inc	1,189
21,900	e	Universal Entertainment Corp	1,012
3,870		VAN DE Velde	181
27,403		Vardhman Textiles Ltd	513
36,314	*	Vera Bradley, Inc	385
53,035	*	Vestel Elektronik Sanayi	159
666,124		VF Corp	49,373
127,033	*	Victoria plc	1,322
20,886		VIP Industries Ltd	103
95,775	*	Vista Outdoor, Inc	1,563
29,613	e	Wacoal Holdings Corp	859
515,648		Welspun India Ltd	463
16,141		Weyco Group, Inc	542
138,101		Whirlpool Corp	21,145
36,031		Whirlpool of India Ltd	837
52,974	*	William Lyon Homes, Inc	1,456
158,220		Wolverine World Wide, Inc	4,573
51,500		Woongjin Coway Co Ltd	4,242
169,931		Wuxi Little Swan Co Ltd	1,097
3,247,500		XTEP International Holdings	1,811
26,550		Yamaha Corp	1,166
10,600	e	Yondoshi Holdings, Inc	274
30,700	e	Yonex Co Ltd	173
13,235		Youngone Corp	340
9,145		Youngone Holdings Co Ltd	471
536,407		Yue Yuen Industrial Holdings	2,149
312,611	*	Zagg, Inc	3,814
21,764		Zeng Hsing Industrial Co Ltd	98
22,600	e	Zojirushi Corp	333
		TOTAL CONSUMER DURABLES & APPAREL	2,375,073

CONSUMER SERVICES - 2.3%
12,700	*,e	500.com Ltd (ADR)	218
199,400		888 Holdings plc	755
726,966		AA plc	821
55,110	*,g	AcadeMedia AB	360
3,249,672		Accor S.A.	175,563
15,037,400		Accordia Golf Trust	7,397
102,934	*	Adtalem Global Education, Inc	4,895
631,585		Advtech Ltd	843
3,900		Aeon Fantasy Co Ltd	190
68,591	e	Ainsworth Game Technology Ltd	98
330,000		Ajisen China Holdings Ltd	156
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

324,002		Alsea SAB de C.V.	$1,132
32,676	*	American Public Education, Inc	1,405
1,880,725		ARAMARK Holdings Corp	74,401
8,400		ARCLAND SERVICE Co Ltd	188
5,095,103	*	Arcos Dorados Holdings, Inc	46,620
296,873	e	Ardent Leisure Group	424
1,344,058		Aristocrat Leisure Ltd	25,094
36,444	*	Ascent Media Corp (Series A)	134
48,200	e	Atom Corp	435
311,905		Autogrill S.p.A.	4,015
24,448	*,g	Basic-Fit NV	708
848,368	*	Belmond Ltd.	9,459
50,925		Benesse Holdings Inc	1,853
480,400		Berjaya Sports Toto BHD	268
12,509		bet-at-home.com AG.	1,056
71,641		Betsson AB	543
64,417	e	BJ’s Restaurants, Inc	2,892
2,298,700	*	Bloomberry Resorts Corp	636
557,254		Bloomin’ Brands, Inc	13,530
12,085	e	Bluegreen Vacations Corp	256
79,363	*	Bojangles’, Inc	1,099
843,609	e	Boyd Gaming Corp	26,877
402,837	*	Bridgepoint Education, Inc	2,715
135,777	*	Bright Horizons Family Solutions	13,540
78,237	e	Brinker International, Inc	2,824
4,800		BRONCO BILLY Co Ltd	165
642,872	*	Caesars Entertainment Corp	7,232
204,000		Cafe de Coral Holdings Ltd	510
97,492	*	Cambium Learning Group, Inc	1,092
46,128		Capella Education Co	4,029
242,328		Cara Operations Ltd	5,494
151,648	*	Career Education Corp	1,993
2,078,088		Carnival Corp	136,281
91,389		Carnival plc	5,882
129,770		Carriage Services, Inc	3,589
121,245	*	Carrols Restaurant Group, Inc	1,358
46,600	*	Century Casinos, Inc	348
74,815	e	Cheesecake Factory	3,608
162,780	*,e	Chegg, Inc	3,363
32,670	*,e	Cherry AB	247
398,000	e	China Maple Leaf Educational Systems Ltd	537
227,000	g	China New Higher Education Group Ltd	157
1,316,000		China Travel International Inv HK	470
702,640	e,g	China Yuhua Education Corp Ltd	364
55,026	*,e	Chipotle Mexican Grill, Inc (Class A)	17,779
20,657		Choice Hotels International, Inc	1,656
23,090		Churchill Downs, Inc	5,635
27,611	*	Chuy’s Holdings, Inc	723
12,945		Cie des Alpes	471
52,696		City Lodge Hotels Ltd	735
47,453	*	Codere S.A.	531
13,118		Collectors Universe	206
58,608		Collins Foods Ltd	235
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

144,200	e	Colowide Co Ltd	$3,331
872,756		Compass Group plc	17,821
48,995		Corporate Travel Management Lt	891
96,864		Cox & Kings India Ltd	341
32,774	e	Cracker Barrel Old Country Store, Inc	5,218
25,700	e	Create Restaurants Holdings, Inc	308
381,092		Crown Resorts Ltd	3,743
125,171	*,e	Curro Holdings Ltd	337
64,300		CVC Brasil Operadora e Agencia de Viagens S.A.	1,181
99,241		Daekyo Co Ltd	739
93,000		Dahan Development Corp	202
4,200	e	Daisyo Corp	67
196,831	*	Dalata Hotel Group plc	1,502
147,291		Darden Restaurants, Inc	12,557
261,968	*	Dave & Buster’s Entertainment, Inc	10,935
56,301	*	Del Frisco’s Restaurant Group, Inc	859
64,037	*	Del Taco Restaurants, Inc	663
39,561		Delta Corp Ltd	154
187,399	*	Denny’s Corp	2,892
137,873		Dignity plc	1,692
28,539		DineEquity, Inc	1,872
3,886	e	DO & CO AG.	247
39,314	e	Domino’s Pizza Enterprises Ltd	1,267
1,450,150		Domino’s Pizza Group plc	6,731
28,287		Domino’s Pizza, Inc	6,607
12,112,147	e	Donaco International Ltd	2,047
16,200		Doutor Nichires Holdings Co Ltd	385
108,293	*	Drive Shack, Inc	518
3,265,470	*	Dubai Parks & Resorts PJSC	433
208,867	e	Dunkin Brands Group, Inc	12,467
1,734,800		Dynam Japan Holdings Co Ltd	2,337
122,549		EIH Ltd	302
35,491	*	El Pollo Loco Holdings, Inc	337
80,793	*,e	Eldorado Resorts, Inc	2,666
68,010	e,g	Elior Participations S.C.A	1,479
3,641	*	Emerson Pacific, Inc	121
1,875,000		Emperor Entertainment Hotel Ltd	393
7,026	*,e	Empire Resorts, Inc	121
62,461		EnerCare, Inc	855
281,304	*	Enterprise Inns plc	454
946,100		Erawan Group PCL	237
1,310,600		Estacio Participacoes S.A.	13,882
11,717	g	Evolution Gaming Group AB	644
967,614		Extended Stay America, Inc	19,130
184,500		Fairwood Holdings Ltd	725
40,042	*,e	Famous Brands Ltd	380
41,506	*,e	Fiesta Restaurant Group, Inc	768
137,225	e	Flight Centre Travel Group Ltd	6,041
16,688	*	Fogo De Chao, Inc	263
29,990		Formosa International Hotels Corp	156
517,000		Fu Shou Yuan International Group Ltd	515
11,499	e	Fuji Kyuko Co Ltd	301
3,900	e	Fujita Kanko, Inc	118
273,704		G8 Education Ltd	557
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,600		GAEC Educacao S.A.	$173
3,982,974		Galaxy Entertainment Group Ltd	36,558
5,567,192		Genting BHD	12,554
7,806,871		Genting Singapore plc	6,475
241,853		Gold Reef Resorts Ltd	475
29,873	e	Golden Entertainment, Inc	694
44,300		Gourmet Master Co Ltd	582
3,185		Graham Holdings Co	1,918
151,750	*	Grand Canyon Education, Inc	15,922
18,541		Grand Korea Leisure Co Ltd	428
77,193	*	Great Canadian Gaming Corp	1,962
176,301		Greene King plc	1,166
517,399		Greggs plc	8,930
378,474	e	GVC Holdings plc	4,890
786,391		H&R Block, Inc	19,982
125,022	*,e	Habit Restaurants, Inc	1,100
770,000	*,e,g	Haichang Holdings Ltd	197
5,916		Hana Tour Service, Inc	669
12,096		Hiday Hidaka Corp	303
188,255	*	Hilton Grand Vacations, Inc	8,099
49,417		Hilton Worldwide Holdings, Inc	3,892
50,100	e	Hiramatsu Inc	241
24,300		HIS Co Ltd	885
186,300	*,e	Hoteles City Express SAB de C.V.	254
413,064	*	Houghton Mifflin Harcourt Co	2,871
151,575		Huangshan Tourism Development Co Ltd	191
104,913		Hyatt Hotels Corp	8,001
7,500	e	Ichibanya Co Ltd	308
255,883		IDP Education Ltd	1,464
914,439		ILG, Inc	28,448
473,859		Indian Hotels Co Ltd	948
87,087		InterContinental Hotels Group plc	5,218
378,058		International Game Technology plc	10,106
438,700		International Meal Company Alimentacao S.A.	1,130
52,149		International Speedway Corp (Class A)	2,300
265,789		Invocare Ltd	2,665
43,161	*	J Alexander’s Holdings, Inc	494
105,936		Jack in the Box, Inc	9,040
37,903	*	Jackpotjoy plc	432
375,987		Jollibee Foods Corp	2,167
19,802		Jubilant Foodworks Ltd	712
79,642	*	K12, Inc	1,129
116,071		Kangwon Land, Inc	2,976
14,200	e	Kappa Create Co Ltd	173
11,800		Kisoji Co Ltd	307
5,300	*	KNT-CT Holdings Co Ltd	87
29,300		KOMEDA Holdings Co Ltd	554
8,200		Koshidaka Holdings Co Ltd	571
2,406,245		Kroton Educacional S.A.	9,912
7,300	e	Kura Corp	505
17,400	e	Kyoritsu Maintenance Co Ltd	829
274,333	*	La Quinta Holdings, Inc	5,188
906,652	m	Ladbrokes Coral Group plc	143
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,297,091		Las Vegas Sands Corp	$165,161
94,558	*	Laureate Education, Inc	1,300
308,331	g	LeoVegas AB	2,635
170,000	e	Li Bao GE Group Ltd	9
14,921	e	Liberty Tax, Inc	151
40,992	*	Lindblad Expeditions Holdings, Inc	421
1,231,000	*,e	Macau Legend Development Ltd	181
430,800		Magnum BHD	204
19,905		Mahindra Holidays & Resorts India Ltd	90
183,963		Mantra Group Ltd	557
155,310	e	Marcus Corp	4,714
1,155,104		Marriott International, Inc (Class A)	157,071
36,706		Marriott Vacations Worldwide Corp	4,889
388,522		Marston’s plc	551
4,800		Matsuya Foods Co Ltd	172
1,200,000		Max’s Group, Inc	369
1,813,595		McDonald’s Corp	283,610
86,153		McDonald’s Holdings Co Japan Ltd	4,077
14,000		Meiko Network Japan Co Ltd	170
3,347,496		Melco Crown Entertainment Ltd (ADR)	97,010
629,000		Melco International Development	1,846
30,691,900	*	Melco Resorts And Entertainment Philippines Corp	4,600
68,060		Melia Hotels International S.A.	963
107,971	g	Merlin Entertainments plc	525
632,900	e	MGM China Holdings Ltd	1,646
637,121		MGM Resorts International	22,312
1		Minor International PCL (ADR)	0	^
2,140,608		Minor International PCL (Foreign)	2,608
139,271		Mitchells & Butlers plc	488
8,739		Modetour Network, Inc	321
59,712	*	Monarch Casino & Resort, Inc	2,525
15,100	e	MOS Food Services, Inc	449
34,828		MTY Food Group, Inc	1,362
8,297		Nathan’s Famous, Inc	613
166,783		Navitas Ltd	642
134,998		New Oriental Education & Technology Group (ADR)	11,833
150,083		NH Hoteles S.A.	1,181
26,138	*,e	Noodles & Co	197
94,420	*	Norwegian Cruise Line Holdings Ltd	5,001
6,500		Ohsho Food Service Corp	319
538,647		OPAP S.A.	6,174
145,382		Oriental Land Co Ltd	14,875
6,313		Paddy Power plc	648
72,361		Pandox AB	1,302
45,107	e	Papa John’s International, Inc	2,585
27,244	e	Paradise Co Ltd	526
1,000,000	g	Parques Reunidos Servicios Centrales SAU	15,774
564,912	*	Penn National Gaming, Inc	14,835
9,200	e	Pepper Food Service Co Ltd	426
3,000	e	PIA Corp	153
2,772	*	Pierre & Vacances	124
89,920	*	Pinnacle Entertainment, Inc	2,711
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

355,741		Planet Fitness, Inc	$13,436
30,353	*	PlayAGS, Inc	706
773,478		Playtech Ltd	7,955
11,900	e	Plenus Co Ltd	231
35,515	*	Potbelly Corp	428
4,877,000		Premium Leisure Corp	101
166,322		Rank Group plc	482
26,051		RCI Hospitality Holdings, Inc	740
33,578	*	Red Lion Hotels Corp	327
20,896	*,e	Red Robin Gourmet Burgers, Inc	1,212
1,529,106		Red Rock Resorts, Inc	44,772
164,000		Regal Hotels International Holdings Ltd	117
144,969	*	Regis Corp	2,193
3,071,029		Resorts World BHD	3,860
51,000		Resorttrust, Inc	1,082
1,156,741	e	Restaurant Brands International, Inc	65,842
167,883		Restaurant Brands International, Inc (Toronto)	9,554
124,219	e	Restaurant Group plc	442
77,792	e	Retail Food Group Ltd	56
30,482		Rezidor Hotel Group AB	86
12,400	e	Ringer Hut Co Ltd	290
46,000		Round One Corp	730
156,792		Royal Caribbean Cruises Ltd	18,461
16,200		Royal Holdings Co Ltd	438
137,020		Ruth’s Chris Steak House, Inc	3,350
17,700		Saizeriya Co Ltd	503
2,098,095		Sands China Ltd	11,402
364,788	g	Scandic Hotels Group AB	3,499
91,466	*	Scientific Games Corp (Class A)	3,805
110,499	*,e	SeaWorld Entertainment, Inc	1,639
259,506	g	Ser Educacional S.A.	1,573
412,722		Service Corp International	15,576
559,912	*	ServiceMaster Global Holdings, Inc	28,472
36,608	*,e	Shake Shack, Inc	1,524
3,408,000		Shanghai Jinjiang International Hotels Group Co Ltd	1,406
45,649		Shanghai Jinjiang International Travel Co Ltd	118
970,120		Shangri-La Asia Ltd	1,970
1,101		Shinsegae Food Co Ltd	128
43,674	e	Six Flags Entertainment Corp	2,719
1,307,148		SJM Holdings Ltd	1,145
39,426		SkiStar AB (Series B)	792
791,878		Sky City Entertainment Group Ltd	2,239
72,500	e	Skylark Co Ltd	1,042
14,181	e	Sodexho Alliance S.A.	1,427
62,167	e	Sonic Corp	1,568
65,932	*	Sotheby’s (Class A)	3,383
30,827		Speedway Motorsports, Inc	549
1,864,367		SSP Group plc	16,015
8,600		St Marc Holdings Co Ltd	251
152,510	*,e	Stadio Holdings Ltd	74
502,061		Star Entertainment Grp Ltd	2,055
2,619,454		Starbucks Corp	151,640
84,084	*	Stars Group, Inc	2,321
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,714	*	Steak N Shake Co	$700
17,918	e	Strayer Education, Inc	1,811
14,600		Studio Alice Co Ltd	355
67,782	*	Sun International Ltd	328
25,100	*	Sushiro Global Holdings Ltd	1,233
1,256,118		Tabcorp Holdings Ltd	4,260
293,126		TAL Education Group (ADR)	10,872
21,300	e	Tarena International, Inc (ADR)	239
68,763	*,g	Telepizza Group S.A.	453
166,632		Texas Roadhouse, Inc (Class A)	9,628
1,262,214		Thomas Cook Group plc	2,096
54,786		Thomas Cook India Ltd	239
51,900		Tokyo Dome Corp	492
9,800	e	Tokyotokeiba Co Ltd	370
15,400		Toridoll.corp	569
8,900		Tosho Co Ltd	343
2,215,676		TUI AG. (DI)	47,512
17,700	*,e	Tuniu Corp (ADR)	107
679,003		Unibet Group plc (ADR)	9,316
233,050		Vail Resorts, Inc	51,667
8,185	*,e,g	Vapiano SE	221
11,900	e	Watami Co Ltd	156
140,636	*,e	Weight Watchers International, Inc	8,961
110,244		Wendy’s	1,935
110,135		Wetherspoon (J.D.) plc	1,762
25,804		Whitbread plc	1,339
751,300		William Hill plc	3,483
449,309	e	Wingstop, Inc	21,221
378,000		Wisdom Education International Holdings Co Ltd	267
34,220		Wowprime Corp	152
194,089		Wyndham Worldwide Corp	22,210
2,798,761		Wynn Macau Ltd	10,258
1,111,735		Wynn Resorts Ltd	202,736
12,900		Yomiuri Land Co Ltd	555
8,233		Yong Pyong Resort Co Ltd	59
35,600		Yoshinoya D&C Co Ltd	717
2,245,961		Yum China Holdings, Inc	93,207
295,435		Yum! Brands, Inc	25,150
87,600	e	Zensho Co Ltd	2,004
714,450	*,e	Zoe’s Kitchen, Inc	10,317
		TOTAL CONSUMER SERVICES	2,834,029

DIVERSIFIED FINANCIALS - 3.8%
907,495		3i Group plc	10,953
21,851		ABC Arbitrage	181
19,097		Ackermans & Van Haaren	3,344
672,830	*,e	Acom Co Ltd	3,021
124,700		Aeon Credit Service M BHD	397
31,370	e	AEON Financial Service Co Ltd	727
78,247		Affiliated Managers Group, Inc	14,834
50,395		AG Mortgage Investment Trust	875
107,162		AGF Management Ltd	546
798,443		AGNC Investment Corp	15,107
972,600	*,e	Aiful Corp	3,254
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,496		Aker ASA (A Shares)	$6,647
1,740,187		Al Waha Capital PJSC	1,033
22,839	e	Alaris Royalty Corp	291
448,513		Alexander Forbes Group Holdings Ltd	273
213,426	*	Allied Minds plc	314
1,131,198		Ally Financial, Inc	30,712
64,830		Altamir Amboise	1,050
734,506		Amanat Holdings PJSC	266
1,049,235		American Express Co	97,873
403,842		Ameriprise Financial, Inc	59,744
3,288,310		AMP Ltd	12,690
525,305	g	Amundi S.A.	42,186
2,128,109	e,g	Anima Holding S.p.A	14,456
1,831,444		Annaly Capital Management, Inc	19,102
173,830		Anworth Mortgage Asset Corp	834
445,496		Apollo Commercial Real Estate Finance, Inc	8,010
116,516		Ares Commercial Real Estate Corp	1,439
51,497	e	Arlington Asset Investment Corp (Class A)	569
71,320	*	ARMOUR Residential REIT, Inc	1,660
102,867		Arrow Global Group plc	508
79,371		Artisan Partners Asset Management, Inc	2,643
921,539		Ashmore Group plc	4,934
12,981	*,†,m	Asia Pacific Investment Partners Ltd	0	^
9,142	e	Associated Capital Group, Inc	342
12,938		Aurelius AG.	902
326,068		Australian Stock Exchange Ltd	14,131
14,181	e	Avanza AB	750
870,146	*,e	Axactor AB	290
314,496		Ayala Corp	5,739
2,215	*,†,m	Ayala Corp Preferred	0	^
78,686		Azimut Holding S.p.A.	1,691
37,288	e	B. Riley Financial, Inc	727
130,854		B2Holding ASA	327
2,761,853		B3 S.A.-Brasil Bolsa Balcao	22,328
161,530		Bajaj Finance Ltd	4,416
48,733	*,g	Banca Farmafactoring S.p.A	357
450,781		Banca Generali S.p.A	14,544
126,850		Banca IFIS S.p.A.	4,889
153,888	e	Banca Mediolanum S.p.A	1,344
3,118,019		Bank of New York Mellon Corp	160,672
1,127,042		BGC Partners, Inc (Class A)	15,159
34,526		BinckBank NV	197
133,754		BlackRock, Inc	72,457
776,016		Blackstone Group LP	24,794
132,212	e	Blackstone Mortgage Trust, Inc	4,154
29,151	e,m	Blue Sky Alternative Investments Ltd	233
327,000	*	BOCOM International Holdings Co Ltd	93
230,000		Bolsa Mexicana de Valores S.A. de C.V.	440
44,592	e	Bolsas y Mercados Espanoles	1,510
294,324	*,e	Brait S.A.	900
462,774		Brewin Dolphin Holdings plc	2,242
382,000	e	Bright Smart Securities & Commodities Group Ltd	123
874,071		Brookfield Asset Management, Inc	34,071
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,724		BSE Ltd	$102
562,035		BT Investment Management Ltd	4,386
65,533		Bure Equity AB	724
122,094		Burford Capital Ltd	2,303
309,500		Bursa Malaysia BHD	879
369,286		Canaccord Financial, Inc	1,986
184,074	*	Cannae Holdings, Inc	3,472
743,288		Capital First Ltd	7,083
1,396,016		Capital One Financial Corp	133,766
988,000		Capital Securities Corp	381
154,204		Capstead Mortgage Corp	1,334
305,720		CBOE Holdings, Inc	34,883
85,287		Cembra Money Bank AG.	7,580
15,547	*	Central Depository Services India Ltd	68
27,501		Century Leasing System, Inc	1,724
137,901		Cerved Information Solutions S.p.A	1,722
1,175,123		Chailease Holding Co Ltd	4,081
522,183		Challenger Financial Services Group Ltd	4,677
786,562		Charles Schwab Corp	41,074
24,665		Cherry Hill Mortgage Investment Corp	433
414,413		Chimera Investment Corp	7,215
583,000		China Bills Finance Corp	301
22,481,105		China Cinda Asset Management Co Ltd	8,231
1,071,125		China Everbright Ltd	2,263
6,720,000	*,e	China Financial International Investments Ltd	232
12,255,045		China Galaxy Securities Co Ltd	8,227
10,367,000	g	China Huarong Asset Management Co Ltd	4,394
800,000	g	China International Capital Corp Ltd	1,621
3,958	*,e	China Internet Nationwide Financial Services, Inc	127
520,000	*	China Investment Fund International Holdings Co Ltd	589
1,294,000	*,e	China LNG Group Ltd	198
6,260,000	*	China Minsheng Financial Holding Corp Ltd	201
930,000	*,e	China Oceanwide International Financial Ltd	129
33,100	*,e	China Rapid Finance Ltd (ADR)	165
9,272,000	*,e	Chong Sing Holdings FinTech Gr	1,221
532,072	e	CI Financial Corp	11,398
2,447,915		CITIC Securities Co Ltd	5,673
5,069,515		ClearView Wealth Ltd	5,490
402,560		Close Brothers Group plc	8,119
1,003,209	g	CMC Markets plc	2,382
621,578		CME Group, Inc	100,534
55,928		Coface S.A.	639
35,944	e	Cohen & Steers, Inc	1,462
282,900		Concentradora Hipotecaria SAPI de C.V.	265
195,416		Coronation Fund Managers Ltd	1,333
13,339		Corp Financiera Alba	807
51,894		Corp Financiera Colombiana S.A.	442
43,429	*,e	Cowen Group, Inc	573
105,752	*,e	Credit Acceptance Corp	34,942
22,917		Credit Analysis & Research Ltd	427
41,517	e	Credit Corp Group Ltd	620
80,964		Credit Saison Co Ltd	1,355
10,545,615		Credit Suisse Group	177,114
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

734,051	e	Credito Real SAB de C.V.	$1,055
25,037		CRISIL Ltd	726
41,649	*	Curo Group Holdings Corp	716
278,032		CYS Investments, Inc	1,868
373,154		Daewoo Securities Co Ltd	3,270
45,929		Daishin Securities Co Ltd	587
12,450		Daishin Securities Co Ltd PF	102
3,906,811		Daiwa Securities Group, Inc	25,144
8,926		Daou Data Corp	114
40,158		Daou Technology, Inc	831
60,281		DeA Capital S.p.A.	110
438,540		Deutsche Bank AG. (Registered)	6,118
8,508		Deutsche Beteiligungs AG.	412
45,378		Deutsche Boerse AG.	6,203
5,105		Diamond Hill Investment Group, Inc	1,055
926,000	*	Differ Group Holding Co Ltd	66
486,748		Discover Financial Services	35,012
646,841	*,e,g	doBank S.p.A	9,144
54,365	*	Donnelley Financial Solutions, Inc	933
1,514,850		Dubai Investments PJSC	862
18,567	*,e	Dundee Corp	27
106,515		Dynex Capital, Inc	706
2,039,420	*	E*TRADE Financial Corp	113,004
369,167		Eaton Vance Corp	20,552
150,032		Eclipx Group Ltd	416
236,841		ECN Capital Corp	632
607,752		Edelweiss Capital Ltd	2,242
4,572	*	EFG Financial Products Holding AG.	262
231,658		EFG International	1,858
280,085		Egyptian Financial Group-Hermes Holding	409
257,694	e	Element Financial Corp	830
40,917	*,e	Elevate Credit, Inc	290
18,608	e	Ellington Residential Mortgage REIT	204
2,400,000		Emperor Capital Group Ltd	185
40,296	*,e	Encore Capital Group, Inc	1,821
297,916	*	Enova International, Inc	6,569
8,227		Eurazeo	758
1,038,347	g	Euronext NV	76,110
106,190		Evercore Partners, Inc (Class A)	9,260
127,672		EXOR NV	9,088
85,626	*	Ezcorp, Inc (Class A)	1,130
89,413		Factset Research Systems, Inc	17,831
4,508,276		Far East Horizon Ltd	4,788
924,000	*,e	FDG Kinetic Ltd	67
295,532		Federated Investors, Inc (Class B)	9,871
7,347		Ferratum Oyj	232
29,070		Fiera Capital Corp	248
225,601		Financial Engines, Inc	7,896
319,300		Financial Products Group Co Ltd	4,182
2,644,785		First Pacific Co	1,437
138,749		FirstCash, Inc	11,273
3,273,548	e	FirstRand Ltd	18,498
130,321		FlexiGroup Ltd	181
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,337	g	Flow Traders	$1,378
251,109		Franklin Resources, Inc	8,708
4,180,000	*	Freeman Financial Corp Ltd	750
11,553,061		Fubon Financial Holding Co Ltd	20,016
33,868,242		Fuhwa Financial Holdings Co Ltd	15,629
14,500		Fuyo General Lease Co Ltd	989
55,370	e	Gain Capital Holdings, Inc	374
7,117		GAMCO Investors, Inc (Class A)	177
732,662	e	Gentera SAB de C.V.	534
2,357,800		GF Securities Co Ltd	4,367
13,541		Gimv NV	819
78,378	e	Gluskin Sheff + Associates, Inc	887
2,792,000	e	Golden Resorts Group Ltd	1,256
2,428,445		Goldman Sachs Group, Inc	611,628
1,410,000	*	Good Resources Holdings Ltd	49
192,985	e	Granite Point Mortgage Trust, Inc	3,192
30,172		Great Ajax Corp	409
150,806	*	Green Dot Corp	9,676
41,356	e	Greenhill & Co, Inc	765
15,277		GRENKELEASING AG.	1,619
254,400		Group Lease PCL (FO)	63
64,772		Groupe Bruxelles Lambert S.A.	7,408
360,548		Grupo de Inversiones Suramericana S.A.	4,811
225,635		Grupo de Inversiones Suramericana S.A. (Preference)	2,875
114,435		GT Capital Holdings, Inc	2,564
276,500	e	Guolian Securities Co Ltd	110
8,059,800		Guotai Junan International Hol	2,350
600,000	*,g	Guotai Junan Securities Co Ltd	1,306
808,100		Haci Omer Sabanci Holding AS	2,153
5,624,162		Haitong Securities Co Ltd	7,491
24,152		Hamilton Lane, Inc	899
14,109		Hankook Tire Worldwide Co Ltd	251
64,625	*	Hanwha Securities Co	187
422,037		Hargreaves Lansdown plc	9,687
35,079		Hellenic Exchanges S.A.	201
105,400		Hitachi Capital Corp	2,668
10,130		HMC Investment Securities Co Ltd	101
83,204	e,g	Hoist Finance AB	766
1,437,022		Hong Kong Exchanges and Clearing Ltd	47,331
154,285		Houlihan Lokey, Inc	6,881
1,241,500	*,e	Huarong International Financial Holdings Ltd	349
4,710,600	g	Huatai Securities Co Ltd	9,141
1,923	*,e	Hypoport AG.	323
49,500		IBJ Leasing Co Ltd	1,399
140,300		Ichiyoshi Securities Co Ltd	1,623
365,175	*	IFCI Ltd	110
1,055,549		IG Group Holdings plc	11,822
137,167	e	IGM Financial, Inc	4,011
153,527		India Infoline Ltd	1,671
1,831,315		Indiabulls Housing Finance Ltd	35,057
95,332		Indiabulls Securities Ltd	362
42,057		Industrivarden AB	981
594,867		Infrastructure Development Finance Co Ltd	449
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,584		Interactive Brokers Group, Inc (Class A)	$9,049
735,026		IntercontinentalExchange Group, Inc	53,304
299,971		Intermediate Capital Group plc	4,143
203,803		International Personal Finance plc	653
57,170	*	INTL FCStone, Inc	2,440
171,624		Inversiones La Construccion S.A.	3,380
348,037		Invesco Ltd	11,141
198,453	e	Invesco Mortgage Capital, Inc	3,251
1,150,138		Investec Ltd	8,965
68,417		Investec plc	529
47,315		Investment AB Kinnevik (B Shares)	1,709
24,235		Investment AB Oresund	372
153,852		Investment Technology Group, Inc	3,037
139,434		Investor AB (B Shares)	6,194
258,359		IOOF Holdings Ltd	2,038
213,161		iShares MSCI Canada Index Fund	5,875
1,128,248		iShares MSCI EAFE Index Fund	78,616
623,589		iShares MSCI Emerging Markets	30,107
35,100	e	J Trust Co Ltd	230
17,400		Jaccs Co Ltd	386
161,232		Jafco Co Ltd	7,530
82,128		Janus Henderson Group plc	2,718
129,700	e	Japan Investment Adviser Co Ltd	5,442
1,841,700		Japan Securities Finance Co Ltd	11,415
38,700	*,e	Jianpu Technology, Inc (ADR)	214
898,346		Jih Sun Financial Holdings Co Ltd	262
117,249		JM Financial Ltd	235
193,292		JSE Ltd	3,026
385,307		Julius Baer Group Ltd	23,712
890,148		Julius Baer Holding AG.	14,989
1,710,495		Jupiter Investment Management Group Ltd	11,340
296,500		kabu.com Securities Co Ltd	1,035
91,827		KBC Ancora	5,677
6,611		KIWOOM Securities Co Ltd	669
48,257	e	KKR Real Estate Finance Trust, Inc	968
36,785		Korea Investment Holdings Co Ltd	2,888
7,774,800	*	Kresna Graha Investama PT Tbk	381
10,176		KRUK S.A.	649
56,400		Krungthai Card PCL	584
10,487		Kyobo Securities Co	97
9,200		Kyokuto Securities Co Ltd	131
149,291		Ladder Capital Corp	2,251
345,051		Ladenburg Thalmann Financial Services, Inc	1,128
746,796		Lazard Ltd (Class A)	39,252
239,680		Legg Mason, Inc	9,743
567,433	*	LendingClub Corp	1,986
941,296		Leucadia National Corp	21,396
545,513		London Stock Exchange Group plc	31,587
349,014		LPL Financial Holdings, Inc	21,314
31,235		Lundbergs AB (B Shares)	2,245
3,000	*	M&A Capital Partners Co Ltd	254
309,058		Macquarie Group Ltd	24,643
186,971		Magellan Financial Group Ltd	3,456
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

278,626		Mahindra & Mahindra Financial Services Ltd	$1,994
8,731,471		Man Group plc	21,055
697,664		Manappuram General Finance & Leasing Ltd	1,181
69,807		MarketAxess Holdings, Inc	15,179
20,172		Marlin Business Services Corp	572
201,400	*,e	Marusan Securities Co Ltd	1,933
27,842,399	*	Mason Financial Holdings Ltd	458
414,401		Masterlink Securities Corp	132
667,700		Matsui Securities Co Ltd	6,039
13,910		Medley Management, Inc	79
180,528		Meritz finance Holdings Co Ltd	2,465
235,251		Meritz Securities Co Ltd	949
15,238,706		Metro Pacific Investments Corp	1,537
904,362		MFA Mortgage Investments, Inc	6,810
489,837		Mitsubishi UFJ Lease & Finance Co Ltd	2,934
34,940		MLP AG.	213
103,494		Moelis & Co	5,263
1,518,300	e	Monex Beans Holdings, Inc	4,930
311,386		Moody’s Corp	50,227
5,343,859		Morgan Stanley	288,355
51,266		Morningstar, Inc	4,897
44,688		Motilal Oswal Financial Services Ltd	693
235,757		MSCI, Inc (Class A)	35,239
128,602		MTGE Investment Corp	2,302
388,500		Muangthai Leasing PCL	474
714,177	*	Multi Commodity Exchange of India Ltd	7,369
139,041		Muthoot Finance Ltd	875
237,840		NASDAQ OMX Group, Inc	20,507
887,696		Natixis	7,284
544,844		Navient Corp	7,148
25,400		NEC Capital Solutions Ltd	503
33,339		Nelnet, Inc (Class A)	1,747
18,896	e,g	Netmarble Games Corp	2,624
795,759		New Residential Investment Corp	13,090
186,053	e	New York Mortgage Trust, Inc	1,103
56,823	*,†,m	NewStar Financial, Inc	28
456,942		NEX Group plc	6,301
9,440		NICE Holdings Co Ltd	140
20,550		NICE Information Service Co Ltd	184
40,200	*,e	Noah Holdings Ltd (ADR)	1,898
1,360,439		Nomura Holdings, Inc	7,933
117,807		Northern Trust Corp	12,149
3,417,866		NZX Ltd	2,643
95,000		Okasan Holdings, Inc	568
779,274		OM Asset Management plc	12,281
607,761	*	On Deck Capital, Inc	3,397
330,915	*	OneMain Holdings, Inc	9,908
185,995		Onex Corp	13,415
500,000	e	OP Financial Investments Ltd	202
16,821		Oppenheimer Holdings, Inc	433
86,629	e	Orchid Island Capital, Inc	638
255,600	e	Orient Corp	409
600,000	g	Orient Securities Co Ltd	562
4,406,076		ORIX Corp	78,961
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

654,035		Osaka Securities Exchange Co Ltd	$12,246
303,112		OSK Holdings BHD	77
19,698	e	Owens Realty Mortgage, Inc	287
130,650	e	OzForex Group Ltd	171
72,895		P2P Global Investments plc	780
10,824		Pargesa Holding S.A.	960
10,962		Partners Group	8,157
103,427		PennyMac Mortgage Investment Trust	1,865
471,978		Peregrine Holdings Ltd	837
517,000	*,†,m	Peregrine Investment Holdings	0
171,544		Perpetual Trustees Australia Ltd	6,186
36,263		Pico Holdings, Inc	415
224,790	*	Pioneers Holding	123
56,367		Piper Jaffray Cos	4,681
31,415		PJT Partners, Inc	1,574
869,458		Platinum Asset Mangement Ltd	3,938
702,863		Plus500 Ltd	11,262
1,262,286		Power Finance Corp Ltd	1,669
77,693	*,e	PRA Group, Inc	2,952
489,082	*	President Securities Corp	249
82,179		Provident Financial plc	787
132,191		PSG Group Ltd	2,514
108,922		PTC India Financial Services Ltd	40
121,346		Pzena Investment Management, Inc (Class A)	1,351
8,343		Qatar Industrial Manufacturing Co	89
886,875		Ratchthani Leasing PCL	213
50,632		Rathbone Brothers	1,740
114,430		Ratos AB (B Shares)	448
283,483		Raymond James Financial, Inc	25,346
182,104		Redwood Trust, Inc	2,817
113,708	*	Regional Management Corp	3,620
230,826		Reliance Capital Ltd	1,516
891,652		Remgro Ltd	16,713
38,027		Repco Home Finance Ltd	330
49,871		Resource Capital Corp	474
407,192	e,g	Resurs Holding AB	2,884
10,800		Ricoh Leasing Co Ltd	358
1,171,714		RMB Holdings Ltd	7,641
1,560,736		Rural Electrification Corp Ltd	3,007
731,813		S&P Global, Inc	139,820
36,561	*	Safeguard Scientifics, Inc	448
26,188		Samsung Card Co	883
68,857		Samsung Securities Co Ltd	2,571
362,029		Santander Consumer USA Holdings, Inc	5,901
244,200	e	Sawada Holdings Co Ltd	2,285
1,228,114	e	SBI Holdings, Inc	28,856
116,466		Schroders plc	5,226
461,257		SEI Investments Co	34,553
5	*,†,m	SFCG Co Ltd	0
8,361		Shinyoung Securities Co Ltd	445
464,830		Shriram Transport Finance Co Ltd	10,335
14,122		Silvercrest Asset Management Group, Inc	215
1,056,027		Singapore Exchange Ltd	5,962
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

164,964	*	SK Securities Co Ltd	$184
6,890,000	e	Skyway Securities Group Ltd	522
857,752	*	SLM Corp	9,615
768,475	*,†,e,m	SNS Reaal	9
20,558,357		Sociedad de Inversiones Oro Blanco S.A.	210
4,692		Societe Fonciere Financiere et de Participations FFP	579
14,792		Sofina S.A.	2,510
495,848		Sparx Group Co Ltd	1,335
12,500	e	SPDR Trust Series 1	3,289
231,535	e	Sprott, Inc	559
879,829		SREI Infrastructure Finance Ltd	1,006
332,479		Srisawad Corp PCL	651
412,092		St. James’s Place plc	6,283
2,250,463		Standard Life plc	11,360
1,575,654		State Street Corp	157,140
279,193		Stifel Financial Corp	16,537
4,910,000		Sun Hung Kai & Co Ltd	3,071
30,588		Sundaram Finance Ltd	794
32,729	*	Sundaram Finance Ltd	156
11,916		Swissquote Group Holding S.A.	724
2,212,200		Synchrony Financial	74,175
263,788		T Rowe Price Group, Inc	28,481
5,962,366	e	Tai Fook Securities Group Ltd	3,505
68,000		Taiwan Acceptance Corp	285
44,796		Tamburi Investment Partners S.p.A.	338
8,197		Tata Investment Corp Ltd	93
232,796		TD Ameritrade Holding Corp	13,789
284,173		Thomson Corp (Toronto)	10,982
95,255		TI Financial Holdings Ltd	949
47,917		Tiptree Financial, Inc	304
60,255		TMX Group Ltd	3,496
949,480		Tokai Tokyo Securities Co Ltd	6,585
71,380	*	Tong Yang Investment Bank	305
31,717		TPG RE Finance Trust, Inc	631
356,515		Tullett Prebon plc	2,238
385,725		Two Harbors Investment Corp	5,929
1,623,945		UBS AG.	28,612
629,800	e	Unifin Financiera SAPI de C.V. SOFOM ENR	2,161
1,101,083		UOB-Kay Hian Holdings Ltd	1,167
73,156	*	Uranium Participation Corp	219
1,983		Value Line, Inc	36
674,000		Value Partners Group Ltd	635
14,994		Verusa Holding AS.	109
44,198	e	Virtu Financial, Inc	1,459
11,739		Virtus Investment Partners, Inc	1,453
13,676		Volati AB	67
56,449		Vontobel Holding AG.	3,500
2,239,755		Voya Financial, Inc	113,108
1,920		VZ Holding AG.	520
380,793	e	Waddell & Reed Financial, Inc (Class A)	7,696
16,072		Warsaw Stock Exchange	194
1,637,160		Waterland Financial Holdings	574
27,069		Wendel	4,221
75,716	e	Western Asset Mortgage Capital Corp	734
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,058		Westwood Holdings Group, Inc	$1,754
199,165	e	WisdomTree Investments, Inc	1,826
729,883		Woori Investment & Securities Co Ltd	9,697
10,220	*	World Acceptance Corp	1,076
7,254	e	Yirendai Ltd (ADR)	292
30,344		ZAIS Financial Corp	460
774,567		Zeder Investments Ltd	404
126,600		Zenkoku Hosho Co Ltd	5,563
		TOTAL DIVERSIFIED FINANCIALS	4,732,269

ENERGY - 5.9%
778,585	*	Abraxas Petroleum Corp	1,728
4,563		Adams Resources & Energy, Inc	198
57,600,804		Adaro Energy Tbk	8,975
110,231	*	Advantage Oil & Gas Ltd	326
47,296		Aegis Logistics Ltd	190
82,624	*	Akastor ASA	162
398,309		Aker BP ASA	10,798
93,396	*	Aker Solutions ASA	499
113,028	e	AltaGas Income Trust	2,092
590,781	*,e	Amerisur Resources plc	128
1,183,569		Anadarko Petroleum Corp	71,499
223,868		Andeavor	22,512
285,126	*	Antero Resources Corp	5,660
848,000	*,e	Anton Oilfield Services Group	107
100,000		AOC Holdings, Inc	390
596,792		Apache Corp	22,965
284,578	*,e	Approach Resources, Inc	743
152,225	e	ARC Resources Ltd	1,659
108,089		Arch Coal, Inc	9,931
410,881		Archrock, Inc	3,595
51,754	*,e	Ardmore Shipping Corp	393
691,627	*,e	Athabasca Oil Corp	639
1,042,292		Baker Hughes a GE Co	28,944
229,600		Bangchak Corp PCL	271
2,748,810		Banpu PCL (Foreign)	1,751
146,311	*	Basic Energy Services, Inc	2,113
387,917	*,e	Baytex Energy Trust	1,063
10,559,477		Beach Petroleum Ltd	10,062
1,284,854		Bharat Petroleum Corp Ltd	8,482
113,708		Birchcliff Energy Ltd	329
313,432	*	Bonanza Creek Energy, Inc	8,685
140,771	e	Bonavista Energy Trust	129
15,756	e	Bonterra Oil & Gas Ltd	162
416,666	*	Borr Drilling Ltd	2,052
24,133	e	Bourbon S.A.	142
20,866,149		BP plc	140,744
292,061		BP plc (ADR)	11,840
4,650,000	*,†,m	Brightoil Petroleum Holdings Ltd	889
174,959	e	Bristow Group, Inc	2,274
1,534,400		Bumi Armada BHD	331
45,094	*,e,g	BW LPG Ltd	210
255,283	*	BW Offshore Ltd	1,401
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,145	*	C&J Energy Services, Inc	$2,198
343,040		Cabot Oil & Gas Corp	8,226
36,897	*	Cactus, Inc	994
860,202	*,e	Cairn Energy plc	2,493
126,378	*,e	California Resources Corp	2,167
333,602	*	Callon Petroleum Co	4,417
259,495		Caltex Australia Ltd	6,303
171,072		Cameco Corp (Toronto)	1,555
716,986	*,e	Canacol Energy Ltd	2,343
1,472,036		Canadian Natural Resources Ltd (Canada)	46,274
46,887	*,e	CARBO Ceramics, Inc	340
63,029	e	Cardinal Energy Ltd	213
126,998	*,e	Carrizo Oil & Gas, Inc	2,032
1,657,076	e	Cenovus Energy, Inc	14,151
2,315,574		Cenovus Energy, Inc (Toronto)	19,717
319,173	*,e	Centennial Resource Development, Inc	5,857
149,407		CES Energy Solutions Corp	682
366,304	*	Cheniere Energy, Inc	19,579
157,011		Chennai Petroleum Corp Ltd	795
996,462	*,e	Chesapeake Energy Corp	3,009
5,165,296		Chevron Corp	589,050
146,900	e	China Aviation Oil Singapore Corp Ltd	177
2,053,826		China Oilfield Services Ltd	2,155
11,581,295		China Shenhua Energy Co Ltd	29,066
8,908,000		China Suntien Green Energy Cor	2,515
255,953		Cimarex Energy Co	23,932
1,172,621	*	Clean Energy Fuels Corp	1,935
334,090	*	Cloud Peak Energy, Inc	972
22,416,246		CNOOC Ltd	33,191
453,601	*	CNX Resources Corp	6,999
859,413		Coal India Ltd	3,750
118	*,b	Cobalt International Energy, Inc	0	^
2,471,834	*,n	Concho Resources, Inc	371,591
1,148,974		ConocoPhillips	68,123
63,450	*	CONSOL Energy, Inc	1,838
152,484	*	Contango Oil & Gas Co	541
2,268,501	*	Continental Resources, Inc	133,728
2,386	e	Core Laboratories NV	258
212,028		Cosan SA Industria e Comercio	2,666
302,200		Cosmo Energy Holdings Co Ltd	9,780
219,535	e	Crescent Point Energy Corp	1,493
81,625	*	Crew Energy, Inc	120
26,754	e	CVR Energy, Inc	809
1,996,998	*	Dana Gas PJSC	500
11,762		Delek Group Ltd	1,991
1,780,991		Delek US Holdings, Inc	72,486
1,209,660	*,e	Denbury Resources, Inc	3,314
549,562		Devon Energy Corp	17,471
142,000		DHT Holdings, Inc	483
3,370,751		Dialog Group BHD	2,589
115,089	*,e	Diamond Offshore Drilling, Inc	1,687
1,469,172	*	Diamondback Energy, Inc	185,880
4,382,553	*	DNO International ASA	6,953
41,093	*	Dorian LPG Ltd	308
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,047	*	Dril-Quip, Inc	$2,959
1,521		E1 Corp	85
81,749	*	Earthstone Energy, Inc	827
194,032	*	Eclipse Resources Corp	279
9,073,516		Ecopetrol S.A.	8,492
461,214		Empresas COPEC S.A.	7,240
247,627		Enagas	6,781
80,131	e	Enbridge Income Fund	1,737
8,533		Enbridge, Inc	269
1,549,865		Enbridge, Inc	48,745
1,359,356		EnCana Corp	14,951
178,569		Enerflex Ltd	2,129
432,577	*	Energen Corp	27,192
1,056,414		Energy Absolute PCL (Foreign)	1,486
1,168,600	†,m	Energy Earth PCL	41
1,053,134	*,e	Energy Resources of Australia Ltd	396
122,616	*	Energy XXI Gulf Coast, Inc	471
859,621		Enerplus Resources Fund	9,668
2,207,234		ENI S.p.A.	38,881
1,618,137	*	Enquest plc (London)	660
707,905	e	Ensco plc	3,108
70,799		Ensign Energy Services, Inc	332
4,560,129		EOG Resources, Inc	480,045
85,620	*,e	EP Energy Corp	115
299,296		EQT Corp	14,220
156,094	*	Era Group, Inc	1,459
825,600		Esso Malaysia BHD	1,837
5,683	*	Esso SA Francaise	303
2,636,200	*	Esso Thailand PCL (Foreign)	1,497
94,728	*	Etablissements Maurel et Prom	450
76,660	e	Euronav NV	637
43,322		Evolution Petroleum Corp	349
16,942	e	Exmar NV	109
377,095	*	Exterran Corp	10,068
231,989	*,e	Extraction Oil & Gas, Inc	2,659
747,581		Exxaro Resources Ltd	6,900
8,835,166		Exxon Mobil Corp	659,192
1,141,997	*,†,e,m	Ezion Holdings Ltd	129
270,129	*,e	Fairmount Santrol Holdings, Inc	1,148
199,151	*	Faroe Petroleum plc	297
4,354,814		Formosa Petrochemical Corp	17,886
128,164	*	Forum Energy Technologies, Inc	1,410
78,458	e	Frank’s International NV	426
112,865	e	Freehold Royalty Trust	1,082
122,600	e	Frontline Ltd	543
33,838	e	Frontline Ltd (Sigmax MTF)	156
95,454	*	FTS International, Inc	1,755
50,535	*	Fugro NV	668
374,412	*,m	GAIL India Ltd	1,896
389,950		Galp Energia SGPS S.A.	7,354
66,160	e	GasLog Ltd	1,088
312,179	*,e	Gastar Exploration, Inc	213
5,811,094		Gazprom OAO (ADR)	28,336
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,655		Gazpromneft OAO (ADR)	$1,618
61,329		Gaztransport Et Technigaz S.A.	3,845
81,767	*	Gener8 Maritime, Inc	462
4,805,000	*,e	Genesis Energy Holdings Ltd	34
24,884	*	Geospace Technologies Corp	246
240,983	e	Gibson Energy, Inc	3,107
164,842	e	Golar LNG Ltd	4,510
78,959		Great Eastern Shipping Co Ltd	400
158,227		Green Plains Renewable Energy, Inc	2,658
110,145		Grupa Lotos S.A.	1,703
55,943		GS Holdings Corp	3,253
44,148		Gujarat Mineral Development Corp Ltd	84
26,768		Gulf International Services OSC	135
25,871		Gulf Island Fabrication, Inc	184
375,764	*	Gulfport Energy Corp	3,626
365,380	*,e	Halcon Resources Corp	1,779
34,948		Hallador Energy Co	240
2,420,134		Halliburton Co	113,601
313		Hankook Shell Oil Co Ltd	98
245,994	*	Helix Energy Solutions Group, Inc	1,424
32,907		Hellenic Petroleum S.A.	318
227,342	e	Helmerich & Payne, Inc	15,132
327,732		Hess Corp	16,590
1,558,468	*,e	HighPoint Resources Corp	7,917
445,000		Hilong Holding Ltd	69
1,260,497		Hindustan Petroleum Corp Ltd	6,722
26,060		Hoegh LNG Holdings Ltd	139
250,245		HollyFrontier Corp	12,227
1,304,000	*	Honghua Group Ltd	138
391,107	*	Hunting plc	3,688
888,298	*,e	Hurricane Energy plc	403
219,771	*	Husky Energy, Inc	3,146
144,332		Idemitsu Kosan Co Ltd	5,522
361,145		Imperial Oil Ltd	9,564
172,660	*	Independence Contract Drilling, Inc	653
1,437,850		Indian Oil Corp Ltd	3,921
623,500		Inner Mongolia Yitai Coal Co	836
1,014,142		Inpex Holdings, Inc	12,585
672,767		Inter Pipeline Ltd	11,676
1,914	*	International Petroleum Corp	8
49,431	*,e	International Seaways, Inc	870
59,146	*	Ipek Matbacilik Sanayi Ve Ticaret AS	79
13,739,007		IRPC PCL (Foreign)	3,185
1,548	*,e	Isramco, Inc	161
235,553		Itochu Enex Co Ltd	2,229
92,265	*,e	Jagged Peak Energy, Inc	1,304
3,000	*,e	Japan Drilling Co Ltd	56
16,800		Japan Petroleum Exploration Co	382
15,739	*	Jerusalem Oil Exploration	876
469,647		John Wood Group plc	3,569
292,000	*,e	Jutal Offshore Oil Services Ltd	76
5,817,910		JX Holdings, Inc	35,469
124,744	*,e	Karoon Gas Australia Ltd	111
395,377	*,e	Keane Group, Inc	5,852
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,479	*	Kelt Exploration Ltd	$483
21,117	*,e	Key Energy Services, Inc	247
367,232		Keyera Corp	9,552
61,052	g	Kinder Morgan Canada Ltd	878
1,884,311		Kinder Morgan, Inc	28,378
50,848		Koninklijke Vopak NV	2,497
441,497	*	Kosmos Energy LLC	2,781
173,712	*	Laredo Petroleum Holdings, Inc	1,513
22,945	*,e	Liberty Oilfield Services, Inc	388
83,063	*,e	Lilis Energy, Inc	330
7,134		Lubelski Wegiel Bogdanka S.A.	97
612,416		LUKOIL PJSC (ADR)	42,283
136,004	*	Lundin Petroleum AB	3,436
43,608	*,e	Mammoth Energy Services, Inc	1,398
1,614,136		Marathon Oil Corp	26,036
889,825		Marathon Petroleum Corp	65,055
2,752,242	*,e	Matador Resources Co	82,320
94,012	*	Matrix Service Co	1,288
805,859	*	McDermott International, Inc	4,908
4,778,044	*	MEG Energy Corp	16,874
99,392	*	Midstates Petroleum Co, Inc	1,325
580,000	*	MIE Holdings Corp	31
201,600		Modec, Inc	4,989
1,039,184		MOL Hungarian Oil & Gas plc	11,338
179,515		Motor Oil Hellas Corinth Refineries S.A.	4,054
177,183	e	Mullen Group Ltd	2,026
152,179		Murphy Oil Corp	3,932
1,188,220		Nabors Industries Ltd	8,306
47,861		Naphtha Israel Petroleum Corp Ltd	311
717,921		National Oilwell Varco, Inc	26,427
13,350		National Refinery Ltd	50
19,715	*	Natural Gas Services Group, Inc	470
167,799	e	Navios Maritime Acq Corp	141
19,361	*,e	NCS Multistage Holdings, Inc	290
145,802	e	Neste Oil Oyj	10,149
343,328		New Zealand Refining Co Ltd	569
449,130	*	Newfield Exploration Co	10,968
23,336,000	*,e	Newocean Energy Holdings Ltd	5,322
164,200	*	Newpark Resources, Inc	1,330
183,550	*,e	NexGen Energy Ltd	316
24,974	*	Nine Energy Service, Inc	608
406,362	*	Noble Corp plc	1,508
389,997		Noble Energy, Inc	11,817
239,687	e	Nordic American Tanker Shipping	465
50,308	*	Nostrum Oil & Gas plc	206
128,107		NovaTek OAO (GDR)	17,575
471,080	*	NuVista Energy Ltd	2,581
600,880	*	Oasis Petroleum, Inc	4,867
283,055	*,e	Obsidian Energy Ltd	283
2,405,946		Occidental Petroleum Corp	156,290
27,061		Ocean Yield ASA	228
201,894	e	Oceaneering International, Inc	3,743
211,048	*	Odfjell Drilling Ltd	863
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

752,900		Oil & Gas Development Co Ltd	$1,140
9,471,212		Oil Refineries Ltd	4,393
1,207,562		Oil Search Ltd	6,708
112,457	*	Oil States International, Inc	2,946
299,490		OMV AG.	17,468
587,159		Oneok, Inc	33,421
444,694	*	Ophir Energy plc	328
1,337,293	*	Origin Energy Ltd	9,025
94,072	*	Overseas Shipholding Group, Inc	267
326,415	*	Pacific Ethanol, Inc	979
299,087	*,e	Painted Pony Energy Ltd	494
54,000		Pakistan Oilfields Ltd	304
112,217		Pakistan State Oil Co Ltd	314
29,048		Panhandle Oil and Gas, Inc (Class A)	561
51,242	*	Par Pacific Holdings, Inc	880
269,489	*,e	Paramount Resources Ltd (Class A)	3,102
493,237	*	Parex Resources, Inc	6,937
418,845	*	Parker Drilling Co	266
119,672	e	Parkland Fuel Corp	2,693
8,450,122	*	Parsley Energy, Inc	244,969
140,481		Pason Systems, Inc	1,881
601,623		Patterson-UTI Energy, Inc	10,534
12,724		Paz Oil Co Ltd	1,875
216,629		PBF Energy, Inc	7,344
129,215	*	PDC Energy, Inc	6,335
474,485		Peabody Energy Corp	17,319
556,861		Pembina Pipeline Income Fund	17,376
313,500	*,e	Pengrowth Energy Trust	202
22,862	*,e	Penn Virginia Corp	801
177,920		Petrofac Ltd	1,269
4,929,405	*	Petroleo Brasileiro S.A.	34,879
8,023,419	*	Petroleo Brasileiro S.A. (Preference)	52,032
210,679	*,e	Petroleum Geo-Services ASA	656
1,357,200		Petron	241
469,759		Petronas Dagangan BHD	3,013
558,772		Petronet LNG Ltd	1,995
104,731	e	Peyto Exploration & Development Corp	878
24,524	*	PHI, Inc	251
686,684		Phillips 66	65,867
142,323	*	Pioneer Energy Services Corp	384
559,302		Pioneer Natural Resources Co	96,077
3,768,769		Plains All American Pipeline LP	83,026
1,414,969		Plains GP Holdings LP	30,776
4,565,006		Polish Oil & Gas Co	7,546
450,499		Polski Koncern Naftowy Orlen S.A.	11,088
100,100	*,†,m	Poseidon Concepts Corp	1
88,479	e	PrairieSky Royalty Ltd	1,935
160,502	*	Precision Drilling Trust	446
652,373	*,e	Premier Oil plc	637
95,671	*,e	ProPetro Holding Corp	1,520
15,628,900	*	PT Bumi Resources Tbk	327
2,820,000	*	PT Delta Dunia Petroindo Tbk	195
462,600	*	PT Harum Energy Indonesia Tbk	92
1,102,100	*	PT Indika Energy Tbk	285
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,780,500		PT Indo Tambangraya Megah	$5,771
4,741,466	*	PT Medco Energi Internasional Tbk	421
2,017,000		PT Tambang Batubara Bukit Asam Tbk	434
5,290,006		PT United Tractors Tbk	12,341
1,389,221		PTT Exploration & Production PCL (Foreign)	5,123
1,043,895		PTT PCL (Foreign)	18,385
466,253		Qatar Gas Transport Co Ltd	1,957
416,000		QGEP Participacoes S.A.	1,433
528,262	*	Questar Market Resources, Inc	5,172
75,116	*,e	Quintana Energy Services, Inc	732
147,409	*	Raging River Exploration, Inc	714
491,200	e	Range Resources Corp	7,142
12,315	*,e	Ranger Energy Services, Inc	100
5,740,123		Reliance Industries Ltd	78,349
197,934	*	Renewable Energy Group, Inc	2,534
2,824,645		Repsol YPF S.A.	50,210
37,316	*,e	Resolute Energy Corp	1,293
10,143	*	Rex American Resources Corp	738
24,329	*	RigNet, Inc	331
78,843	*	Ring Energy, Inc	1,131
3,946	*,e	Rosehill Resources, Inc	23
1,287,660		Rosneft Oil Co (GDR)	7,073
331,392	*	Rowan Cos plc	3,824
5,234,548		Royal Dutch Shell plc (A Shares)	165,613
4,298,363		Royal Dutch Shell plc (B Shares)	138,315
560,392	e	RPC, Inc	10,104
4,028,746	*	RSP Permian, Inc	188,868
364,006	*	Saipem S.p.A	1,428
51,600		San-Ai Oil Co Ltd	763
130,402	*,e	Sanchez Energy Corp	408
56,102	*	SandRidge Energy, Inc	814
1,599,013	*	Santos Ltd	6,307
3,702,676		Sapurakencana Petroleum BHD	490
1,008,528		Saras S.p.A.	2,213
694,427		Sasol Ltd	23,691
110,705		SBM Offshore NV	1,775
4,246,526		Schlumberger Ltd	275,090
9,329	*,e	Schoeller-Bleckmann Oilfield Equipment AG.	1,029
438,349	e	Scorpio Tankers, Inc	859
26,645	*	SEACOR Holdings, Inc	1,362
61,691	*	SEACOR Marine Holdings, Inc	1,173
1,163	*,b,e	Seadrill Ltd (Oslo Exchange)	0	^
89,264	e	Secure Energy Services, Inc	509
41,654	*,e	Select Energy Services, Inc	526
189,344	e	SemGroup Corp	4,052
397,000		Serba Dinamik Holdings Bhd	350
50	*,†,m	Serval Integrated Energy Services	0
604,190	*	Seven Generations Energy Ltd	7,503
92		Shanxi Guoxin Energy Corp Ltd	0	^
41,360		ShawCor Ltd	783
61,100		Shell Refining Co Federation Of Malaya Bhd	121
94,100		Shinko Plantech Co Ltd	861
101,462	e	Ship Finance International Ltd	1,451
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

522,749		Showa Shell Sekiyu KK	$7,116
11,011,100		Siamgas & Petrochemicals PCL (Foreign)	10,335
13,592	*	SilverBow Resources, Inc	396
15,600		Sinanen Co Ltd	386
726,000		Sinopec Kantons Holdings Ltd	360
63,057		SK Energy Co Ltd	12,533
7,351		SK Gas Co Ltd	646
205,937	e	SM Energy Co	3,713
37,816	*,e	Smart Sand, Inc	220
1,785,240		Snam Rete Gas S.p.A.	8,206
127,225		Soco International plc	164
50,052		S-Oil Corp	5,668
33,374	*,e	Solaris Oilfield Infrastructure, Inc	553
403,803	*,e	Sound Energy plc	264
902,416	*	Southwestern Energy Co	3,907
103,135	*	Spartan Energy Corp	459
409,204	*	SRC Energy, Inc	3,859
3,439,059	e	Statoil ASA	81,396
499,735	e	Stobart Group Ltd	1,549
135,585	*	Stone Energy Corp	5,030
454,000		Strong Petrochemical Holdings Ltd	69
382,328		Subsea 7 S.A.	4,921
2,993,994		Suncor Energy, Inc	103,390
453,236	*	Superior Energy Services	3,821
125,202	e	Surge Energy, Inc	191
1,074,719		Surgutneftegaz (ADR)	5,266
354,200		Surgutneftegaz (ADR) (London)	1,741
74,987	*,e	Tamarack Valley Energy Ltd	163
403,993		Targa Resources Investments, Inc	17,776
419,650		Tatneft PAO (ADR)	26,578
605,594		TechnipFMC plc	17,835
4,254		TechnipFMC plc	124
20,711	e	Tecnicas Reunidas S.A.	612
105,503	e	Teekay Corp	854
379,285	e	Teekay Tankers Ltd (Class A)	451
106,423	*,e	Tellurian, Inc	767
358,738		Tenaris S.A.	6,201
195,493	*	Tetra Technologies, Inc	733
60,451		TGS Nopec Geophysical Co ASA	1,483
5,549,855		Thai Oil PCL (Foreign)	16,177
73,031		TMK OAO (GDR)	412
83,603	e	TORC Oil & Gas Ltd	428
14,647	e	TORM plc	108
48,223		Total Energy Services, Inc	515
2,928,242		Total S.A.	167,846
95,108		Tourmaline Oil Corp	1,613
14,700		Toyo Kanetsu K K	424
1,193,767	e	TransCanada Corp	49,369
1,124	*	Transocean Ltd	11
1,529,534	*,e	Transocean Ltd (NYSE)	15,142
185,878	*	Trican Well Service Ltd	433
126,594	*,e	Trinidad Drilling Ltd	175
2,430,960	*	Tullow Oil plc	6,701
121,099		Tupras Turkiye Petrol Rafine	3,382
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

317,562	*	Ultra Petroleum Corp	$1,324
356,594		Ultrapar Participacoes S.A.	7,660
1,921,462	*	UMW Oil & Gas Corp BHD	156
363,843	*	Unit Corp	7,190
282,918	*,e	Uranium Energy Corp	371
141,216	e	US Silica Holdings Inc	3,604
1,057,272		Valero Energy Corp	98,083
188,022	*,e	Vallourec SA	999
87,159		Verbio AG.	459
46,946	e	Vermilion Energy, Inc	1,514
2,374,759	*	W&T Offshore, Inc	10,520
130,132	e	Washington H Soul Pattinson & Co Ltd	1,869
4,901,895	*,e	Weatherford International Ltd	11,225
237,563	e	Whitecap Resources, Inc	1,453
719,740		Whitehaven Coal Ltd	2,497
183,460	*	Whiting Petroleum Corp	6,208
77,295	*,e	WildHorse Resource Development Corp	1,476
4,797,199		Williams Cos, Inc	119,258
600,000	*	Wison Engineering Services Co Ltd	114
1,265,231		Woodside Petroleum Ltd	28,692
228,813		World Fuel Services Corp	5,617
133,526		WorleyParsons Ltd	1,490
3,472,845	*	WPX Energy, Inc	51,329
1,937,066		Yanzhou Coal Mining Co Ltd	2,503
324,300		Yinson Holdings BHD	316
27,000		YPF S.A. (ADR) (Class D)	584
1,252,000	*,e	Yuan Heng Gas Holdings Ltd	131
213,058		Z Energy Ltd	1,081
		TOTAL ENERGY	7,230,477

FOOD & STAPLES RETAILING - 1.2%
979,300		7-Eleven Malaysia Holdings BHD	380
426,937		Aeon Co Ltd	7,593
18,500	e	Ain Pharmaciez Inc	1,446
2,735		Al Meera Consumer Goods Co	107
1,088,407		Alimentation Couche Tard, Inc	48,720
1,406,801		Almacenes Exito S.A.	8,298
46,493		Andersons, Inc	1,539
70,844		Arcs Co Ltd	1,721
1,999,200	*	Atacadao Distribuicao Comercio e Industria Ltd	9,083
62,059		Axfood AB	1,062
31,000		Axial Retailing, Inc	1,187
20,700		Belc Co Ltd	1,202
4,611		BGF retail Co Ltd	660
330,264		Bid Corp Ltd	7,167
194,442		BIM Birlesik Magazalar AS	3,526
1,056,756		Carrefour S.A.	21,917
84,900	e	Casey’s General Stores, Inc	9,319
9,359	e	Casino Guichard Perrachon S.A.	458
44,700		Cawachi Ltd	1,114
2,254,082		Centros Comerciales Sudamericanos S.A.	6,907
51,369	*	Chefs’ Warehouse Holdings, Inc	1,181
139,817		Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,818
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,586		CJ Freshway Corp	$120
149,362		Clicks Group Ltd	2,307
10,560		Cocokara Fine Holdings, Inc	733
20,263		Colruyt S.A.	1,122
102,200	†,m	Conviviality plc	109
5,994,500		Cosco Capital, Inc	850
16,500		Cosmos Pharmaceutical Corp	3,364
4,827,429		CP Seven Eleven PCL (Foreign)	13,431
84,400		Create SD Holdings Co Ltd	2,207
2,155,344		CVS Health Corp	134,084
3,100		Daikokutenbussaan Co Ltd	161
9,560	*,g	Dino Polska S.A.	244
210,042	g	Dis-Chem Pharmacies Ltd	612
409,285	e	Distribuidora Internacional de Alimentacion S.A.	1,740
24,308		Dongsuh Co, Inc	596
44,613		E-Mart Co Ltd	11,392
345,961		Empire Co Ltd	6,944
51,166		Eurocash S.A.	353
80,791		FamilyMart Co Ltd	6,731
9,400	*	Genky DrugStores Co Ltd	334
58,244		George Weston Ltd	4,689
106,400		Growell Holdings Co Ltd	4,792
205,900	e	Grupo Comercial Chedraui S.a. DE C.V.	436
28,083		GS Retail Co Ltd	813
4,100		Halows Co Ltd	100
17,700		Heiwado Co Ltd	429
26,836		Hyundai Greenfood Co Ltd	349
385,739	e	ICA Gruppen AB	13,676
23,812		Ingles Markets, Inc (Class A)	806
7,800		Itochu-Shokuhin Co Ltd	427
2,597,869		J Sainsbury plc	8,714
246,323		Jean Coutu Group PJC, Inc	4,696
292,895		Jeronimo Martins SGPS S.A.	5,327
7,600		Kansai Super Market Ltd	80
49,100		Kato Sangyo Co Ltd	1,724
41,617		Kesko Oyj (B Shares)	2,383
16,900		Kobe Bussan Co Ltd	768
1,778,715		Koninklijke Ahold Delhaize NV	42,148
3,916,169		Kroger Co	93,753
24,100		Kusuri no Aoki Holdings Co Ltd	1,747
288,700	*	La Comer SAB de C.V.	292
67,880		Lawson, Inc	4,640
253,000	*	Lianhua Supermarket Holdings Co Ltd	78
6,100		Life Corp	170
230,938		Loblaw Cos Ltd	11,667
432,725		Magnit OAO (GDR)	8,029
31,205		Majestic Wine plc	174
484,000	*,e,g	Major Holdings Ltd	7
75,389		MARR S.p.A.	2,241
65,325		Massmart Holdings Ltd	886
187,300		Matsumotokiyoshi Holdings Co Ltd	7,936
2,392,380		Metcash Ltd	5,789
479,067		Metro Wholesale & Food Specialist AG.	8,475
488,277	e	Metro, Inc	15,577
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,761	*	Migros Ticaret AS	$113
38,700		Ministop Co Ltd	796
155,483	*,e	Natural Grocers by Vitamin C	1,113
41,700		Nihon Chouzai Co Ltd	1,328
104,811	e	North West Co, Inc	2,199
40,000		Okuwa Co Ltd	418
2,000	e	Olam International Ltd	4
589,708	*	Performance Food Group Co	17,603
1,279,140		Pick’n Pay Stores Ltd	7,406
583,822		President Chain Store Corp	5,908
37,936		Pricesmart, Inc	3,170
92,300		Qol Co Ltd	1,829
201,202		Raia Drogasil S.A.	4,559
14,178		Rallye S.A.	213
22,136		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	1,117
1,466,787	*,e	Rite Aid Corp	2,464
515,620		Robinsons Retail Holdings, Inc	882
8,379		Ryoshoku Ltd	241
10,900		San-A Co Ltd	628
830,043		Seven & I Holdings Co Ltd	35,553
1,380,800	e	Sheng Siong Group Ltd	981
27,700	e	Shoei Foods Corp	1,058
600,647		Shoprite Holdings Ltd	12,823
443,789		Shufersal Ltd	2,837
41,294	*	Smart & Final Stores, Inc	229
36,800		Sogo Medical Co Ltd	1,036
2,722,642		Sonae SPGS S.A.	3,675
182,387		Spar Group Ltd	3,121
241,156		Spartan Stores, Inc	4,150
634,000		Springland International Holdings Ltd	153
202,647	*	Sprouts Farmers Market, Inc	4,756
22,500		Sugi Pharmacy Co Ltd	1,267
10,542,727		Sun Art Retail Group Ltd	12,337
98,976		Sundrug Co Ltd	4,633
62,993	*,e	SUPERVALU, Inc	959
684,669		Sysco Corp	41,053
361,000		Taiwan TEA Corp	183
29,799,749		Tesco plc	86,247
27,877		Tsuruha Holdings, Inc	4,012
211,254	*	United Natural Foods, Inc	9,071
27,450		United Super Markets Holdings, Inc	294
769,928	*	US Foods Holding Corp	25,231
28,700		Valor Co Ltd	784
13,308		Village Super Market (Class A)	351
2,372,937		Walgreens Boots Alliance, Inc	155,356
13,966,250		Wal-Mart de Mexico SAB de C.V.	35,538
4,353,986		Wal-Mart Stores, Inc	387,374
16,550		Weis Markets, Inc	678
1,047,583		Wesfarmers Ltd	33,570
2,438,022		WM Morrison Supermarkets plc	7,315
867,908		Woolworths Ltd	17,616
174,200	*	X 5 Retail Group NV (GDR)	5,842
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,500		Yakuodo Co Ltd	$284
28,600		Yaoko Co Ltd	1,538
143,200	e	Yokohama Reito Co Ltd	1,409
6,382	*,e	Zur Rose Group AG.	726
		TOTAL FOOD & STAPLES RETAILING	1,534,688

FOOD, BEVERAGE & TOBACCO - 4.6%
1,532,235	*	a2 Milk Co Ltd	13,855
21,444		AarhusKarlshamn AB	1,899
60,086	*	Adecoagro S.A.	452
11,300	e	AGT Food & Ingredients, Inc	146
252,930		Agthia Group PJSC	305
365,463		Ajinomoto Co, Inc	6,637
6,877		Alico, Inc	187
2,894,153		Altria Group, Inc	180,364
6,340,274		AMBEV S.A.	46,225
617,798		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,240
237,150		Anheuser-Busch InBev S.A.	26,074
72,000		Anhui Gujing Distillery Co Ltd	362
561,902		Archer Daniels Midland Co	24,370
12,100	e	Ariake Japan Co Ltd	971
60,145	e	Aryzta AG.	1,340
348,540		Asahi Breweries Ltd	18,744
944,874		Associated British Foods plc	33,034
478,046		Astral Foods Ltd	12,632
10,496		Atria Group plc	159
53,944		Austevoll Seafood ASA	543
219,839	*,e	Australian Agricultural Co Ltd	202
31,689		Avanti Feeds Ltd	1,097
625,912		AVI Ltd	5,859
113,161	e	B&G Foods, Inc (Class A)	2,682
107,634		Bakkafrost P	5,898
216,665		Balrampur Chini Mills Ltd	253
3,687		Barry Callebaut AG.	7,211
3,756,400	*,e	Becle SAB de C.V.	7,624
555,902	e	Bega Cheese Ltd	2,914
869		Bell AG.	335
52,338		Bellamy’s Australia Ltd	806
10,422	*,e	Belvedere S.A.	113
3,389		Binggrae Co Ltd	191
105,500	*	Biostime International Holdings Ltd	805
188,012	*	Blue Buffalo Pet Products, Inc	7,485
17,982		Bonduelle S.C.A.	761
38,832	*,e	Boston Beer Co, Inc (Class A)	7,341
366,286		BRF S.A.	2,533
25,637		Britannia Industries Ltd	1,962
128,304		British American Tobacco Malaysia BHD	873
4,075,490		British American Tobacco plc	235,591
127,626		British American Tobacco plc (ADR)	7,363
2,053,438		Britvic plc	19,671
123,438		Brown-Forman Corp	6,583
277,202		Brown-Forman Corp (Class B)	15,080
317,200		Bumitama Agri Ltd	172
899,075		Bunge Ltd	66,478
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

255,974		C&C Group plc	$838
27,409	e	Calavo Growers, Inc	2,527
62,574	e	Calbee, Inc	2,126
68,753	*,e	Cal-Maine Foods, Inc	3,005
240,884	e	Campbell Soup Co	10,433
100,906	e	Carlsberg AS (Class B)	12,048
213,000		Carlsberg Brewery-Malay BHD	1,039
151,478	*,e	Castle Brands, Inc	188
540,000		Century Pacific Food, Inc	177
2,015,000		Charoen Pokphand Enterprise	4,542
3,106,906		Charoen Pokphand Foods PCL	2,509
20,532,000		China Agri-Industries Holdings Ltd	9,077
4,375,889	†,e,m	China Huishan Dairy Holdings Co Ltd	6
370,000	*	China Huiyuan Juice Group Ltd	96
2,589,946		China Mengniu Dairy Co Ltd	8,938
984,000	*	China Modern Dairy Holdings	169
1,703,164		China Resources Beer Holdings Company Ltd	7,424
3,777,000	*,e,g	China Shengmu Organic Milk Ltd	517
56,300		Chubu Shiryo Co Ltd	1,135
412,332		Cia Cervecerias Unidas S.A.	6,067
6,845		CJ CheilJedang Corp	2,063
79,072	e	Clearwater Seafoods, Inc	281
165,742		Cloetta AB	634
472,182		Coca-Cola Amatil Ltd	3,162
7,939		Coca-Cola Bottling Co Consolidated	1,371
12,812,240		Coca-Cola Co	556,435
10		Coca-Cola European Partners plc	0	^
713,014		Coca-Cola European Partners plc (Class A)	29,704
659,427		Coca-Cola Femsa S.A. de C.V.	4,361
215,587		Coca-Cola HBC AG.	7,978
60,572		Coca-Cola Icecek AS	554
90,500		Coca-Cola West Japan Co Ltd	3,737
7,758,000	e	Cofco International Ltd	3,597
1,235,000	*,e	COFCO Meat Holdings Ltd	201
4,000,506		ConAgra Foods, Inc	147,539
306,355		Constellation Brands, Inc (Class A)	69,824
6,373		Corby Spirit and Wine Ltd	96
834,072		Costa Group Holdings Ltd	4,407
1,747,130		Costco Wholesale Corp	329,212
145,675		Cott Corp (Toronto)	2,143
21,097	*	Craft Brewers Alliance, Inc	392
84,426		Daesang Corp	2,056
47,347		Daesang Holdings Co Ltd	427
224,190	e	Dairy Crest Group plc	1,610
356,978	*	Darling International, Inc	6,176
6,903,500		Davide Campari-Milano S.p.A	52,265
595,965		Dean Foods Co	5,137
5,400,297		Diageo plc	182,636
716		Dongwon F&B Co Ltd	147
6,832		Dongwon Industries Co Ltd	1,932
141,014		Dr Pepper Snapple Group, Inc	16,693
28,000		Dydo Drinco, Inc	1,764
1,214,000	*,†,e,m	Dynasty Fine Wines Group Ltd	2
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,173		Eastern Tobacco	$40
194,623		Easy Bio, Inc	1,275
78,241	e	Ebro Puleva S.A.	1,991
243,589		Embotelladora Andina S.A.	1,195
374,201		Embotelladoras Arca SAB de C.V.	2,588
2,816		Emmi AG.	2,311
26,700		Ezaki Glico Co Ltd	1,417
13,659	*	Farmer Bros Co	413
9,224		Farmsco	107
62,800		Feed One Co Ltd	128
1,156,304		Felda Global Ventures Holdings BHD	499
748,101		Fevertree Drinks plc	27,637
292,300	e	First Resources Ltd	376
237,782		Flowers Foods, Inc	5,198
1,682,563		Fomento Economico Mexicano S.A. de C.V.	15,347
362,007	e	Fonterra Shareholders’ Fund	1,548
31,883		ForFarmers NV	445
86,903	e	Freedom Foods Group Ltd	350
289,294		Fresh Del Monte Produce, Inc	13,088
43,299	*,e	Freshpet, Inc	712
49,673		Fuji Oil Co Ltd	1,510
9,232		Fujicco Co Ltd	209
43,500		Fujiya Co Ltd	1,043
881,436		General Mills, Inc	39,718
258,814		Genting Plantations BHD	684
359,000		GFPT PCL (Foreign)	154
110,546		Glanbia plc	1,904
8,146		Godfrey Phillips India Ltd	103
887,234	e	Golden Agri-Resources Ltd	238
261,989		GrainCorp Ltd-A	1,715
2,793,272		Great Wall Enterprise Co	3,336
417,682	e	Greencore Group plc	777
9,254		Greenyard Foods	207
203,031		Grieg Seafood ASA	1,882
1,206,619		Groupe Danone	97,835
309,935		Gruma SAB de C.V.	3,556
1,362,016		Grupo Bimbo S.A. de C.V. (Series A)	2,980
132,895	e	Grupo Herdez SAB de C.V.	336
479,048	e	Grupo Lala SAB de C.V.	652
97,456	*	Hain Celestial Group, Inc	3,125
3,919		Haitai Confectionery & Foods Co Ltd	55
240,692		Harim & Co Ltd	798
36,014		Heineken Holding NV	3,713
802,634		Heineken NV	86,326
270,943		Hershey Co	26,813
10,956	e	High Liner Foods, Inc	95
10,100		Hokuto Corp	194
161,000	e,g	Honworld Group Ltd	73
322,360	e	Hormel Foods Corp	11,063
139,193	*,e	Hostess Brands, Inc	2,059
28,117	e	Hotel Chocolat Group Ltd	136
38,752	e	House Foods Corp	1,279
314,800		Ichitan Group PCL	81
256,347		Imperial Tobacco Group plc	8,728
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

271,878		Indofood Agri Resources Ltd	$68
1,817,530		Indofood CBP Sukses Makmur Tbk	1,094
380,800	e	Industrias Bachoco SAB de C.V.	1,996
434,764	e	Inghams Group Ltd	1,140
178,954		Ingredion, Inc	23,071
18,536,500	*	Inti Agri Resources Tbk PT	296
1,933,497		IOI Corp BHD	2,392
6,543,575		ITC Ltd	25,799
31,700		Ito En Ltd	1,241
284,900		Itoham Yonekyu Holdings, Inc	2,481
64,186		J&J Snack Foods Corp	8,765
114,772		J.M. Smucker Co	14,233
1,083,409		Japan Tobacco, Inc	30,950
200,700	e	Japfa Ltd	70
727,697		JBS S.A.	2,061
391,116		Jeil Holdings Co Ltd	5,282
18,929		Jinro Ltd	398
14,470		John B. Sanfilippo & Son, Inc	837
4,100		J-Oil Mills, Inc	140
290,522		Juhayna Food Industries	188
42,773		Kagome Co Ltd	1,502
6,400		Kameda Seika Co Ltd	311
18,847		Kaveri Seed Co Ltd	141
315,575		Kellogg Co	20,516
7,400	e	Kenko Mayonnaise Co Ltd	249
521,526		Kerry Group plc (Class A)	52,877
9,200		KEY Coffee, Inc	183
223,260		Khon Kaen Sugar Industry PCL	26
106,271		Kikkoman Corp	4,308
1,202,190		Kirin Brewery Co Ltd	32,005
42,827		Koninklijke Wessanen NV	858
14,800	e	Kotobuki Spirits Co Ltd	782
4,822,144		Kraft Heinz Co	300,371
74,890		KRBL Ltd	505
112,346		KT&G Corp	10,568
420,552		Kuala Lumpur Kepong BHD	2,789
1,041		KWS Saat AG.	404
24,744		La Doria S.p.A	375
508,223		Lamb Weston Holdings, Inc	29,589
40,837		Lancaster Colony Corp	5,029
46,296	*	Landec Corp	604
1,062,876		Leroy Seafood Group ASA	6,600
345,753		Lien Hwa Industrial Corp	446
11,110	*,e	Lifeway Foods, Inc	67
23,813		Limoneira Co	565
1,482		Lindt & Spruengli AG.	9,195
18		Lindt & Spruengli AG. (Registered)	1,310
247		Lotte Chilsung Beverage Co Ltd	355
1,016		Lotte Confectionery Co Ltd	162
345		Lotte Samkang Co Ltd	211
154,180		M Dias Branco S.A.	2,382
2,050		Maeil Dairies Co Ltd	121
97,900		Malee Group PCL	67
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

311,994	e	Maple Leaf Foods, Inc	$7,604
135,300	*	Marfrig Global Foods S.A.	243
181,000		Marudai Food Co Ltd	865
178,100		Maruha Nichiro Corp	5,642
95,508		McCormick & Co, Inc	10,161
52,514		McLeod Russel India Ltd	117
117,300		Megmilk Snow Brand Co Ltd	3,186
85,139		MEIJI Holdings Co Ltd	6,540
21,991	e	MGP Ingredients, Inc	1,970
65,300		Minerva S.A.	150
66,600		Mitsui Sugar Co Ltd	2,561
1,618,636		Molson Coors Brewing Co (Class B)	121,932
6,814,146		Mondelez International, Inc	284,354
4,562,373	*	Monster Beverage Corp	261,013
27,460		Morinaga & Co Ltd	1,212
51,400		Morinaga Milk Industry Co Ltd	2,092
8,685		Muhak Co Ltd	141
39,000	e	Nagatanien Co Ltd	536
90,000		Namchow Chemical Industrial Ltd	188
199		Namyang Dairy Products Co Ltd	127
20,453	e	National Beverage Corp	1,821
5,104	*	Naturex	842
32,826		Nestle India Ltd	4,139
43,700		Nestle Malaysia Bhd	1,710
2,240,039		Nestle S.A.	177,056
283,100		Nichirei Corp	7,699
5,900		Nippon Beet Sugar Manufacturing Co Ltd	132
109,400		Nippon Flour Mills Co Ltd	1,710
139,273		Nippon Meat Packers, Inc	5,719
700,113		Nippon Suisan Kaisha Ltd	3,646
16,000		Nisshin Oillio Group Ltd	446
160,682		Nisshin Seifun Group, Inc	3,193
44,438		Nissin Food Products Co Ltd	3,083
1,815		Nong Shim Co Ltd	512
998		Nong Shim Holdings Co Ltd	93
7,748		Norway Royal Salmon ASA	159
28,611		Oceana Group Ltd	199
122,265		Origin Enterprises plc	805
20,149		Orion Corp	2,432
13,519		Orion Corp	342
13,154		Orior AG.	1,086
182,327		Orkla ASA	1,965
1,274		Ottogi Corp	852
741,415	e	PAN Fish ASA	14,987
3,298,546		PepsiCo, Inc	360,036
28,505		Pernod-Ricard S.A.	4,744
1,000		Philip Morris CR	831
5,263,105		Philip Morris International, Inc	523,153
289,332	e	Pilgrim’s Pride Corp	7,120
3,007,462		Pinnacle Foods, Inc	162,704
114,198	e	Pioneer Foods Ltd	1,198
876,186	*	Post Holdings, Inc	66,380
1,062,591		PPB Group BHD	5,266
722,840	*	Premier Foods plc	383
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,042	e	Premium Brands Holdings Corp	$5,431
367,000		Prima Meat Packers Ltd	2,065
46,942	*	Primo Water Corp	550
5,692,200		PT Austindo Nusantara Jaya	550
6,904,600	*	PT BW Plantation Tbk	109
15,099,018		PT Charoen Pokphand Indonesia Tbk	3,792
384,011		PT Gudang Garam Tbk	2,028
7,894,100		PT Hanjaya Mandala Sampoerna Tbk	2,292
4,288,091		PT Indofood Sukses Makmur Tbk	2,248
10,050,200		PT Japfa Comfeed Indonesia Tbk	1,082
1,169,544		PT Nippon Indosari Corpindo Tbk	102
1,870,200		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	176
7,021,600		PT Salim Ivomas Pratama Tbk	304
1,454,500		PT Sawit Sumbermas Sarana Tbk	150
1,681,600		PT Tunas Baru Lampung Tbk	153
3,495		Pulmuone Co Ltd	418
63,400		Q.P. Corp	1,735
117,584		QAF Ltd	91
812,085		QL Resources BHD	1,052
33,180		Radico Khaitan Ltd	171
236,241		Remy Cointreau S.A.	33,698
12,000,000		RFM Corp	1,081
78,627	e	Rhodes Food Group Pty Ltd	125
4,800		Riken Vitamin Co Ltd	187
11,100		Rock Field Co Ltd	231
57,483	e	Rogers Sugar, Inc	277
26,500		Rokko Butter Co Ltd	569
121,030		Royal Unibrew A.S.	8,035
28,200		S Foods, Inc	1,167
1,706		Sajo Industries Co Ltd	110
17,955		Sakata Seed Corp	631
201,757		Salmar ASA	8,307
1,326		Samlip General Foods Co Ltd	155
1,928		Samyang Corp	151
1,619		Samyang Foods Co Ltd	127
10,120		Samyang Holdings Corp	919
43,944	e	Sanderson Farms, Inc	5,230
98,300		Sao Martinho S.A.	522
203,700		Sapporo Holdings Ltd	5,961
331,226		Saputo, Inc	10,631
27,098		Scandi Standard AB	186
35,506	g	Scandinavian Tobacco Group A.S.	624
24,557		Schouw & Co	2,433
698		Seaboard Corp	2,977
37,079	e	Select Harvests Ltd	159
13,142	*	Seneca Foods Corp	364
11,500		Showa Sangyo Co Ltd	297
8,548,060	*	Sime Darby Plantation Bhd	12,271
31,100		SLC Agricola S.A.	325
404,861		Standard Foods Corp	953
15,300		Starzen Co Ltd	760
162,829		Stock Spirits Group plc	568
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,729		Strauss Group Ltd	$598
188,486		Suedzucker AG.	3,198
153,183		Suntory Beverage & Food Ltd	7,457
193,016		Swedish Match AB	8,747
538,300	e	Takara Holdings, Inc	5,985
147,400		Taokaenoi Food & Marketing PCL	89
106,764		Tassal Group Ltd	312
436,607		Tata Tea Ltd	1,750
351,666		Tate & Lyle plc	2,686
362,000	e	Tenwow International Holdings Ltd	59
1,480,409		Thai Union Group PCL	886
258,200		Thai Vegetable Oil PCL	283
839,600		Thaifoods Group PCL	129
1,319,000	*,e	Tibet 5100 Water Resources Holdings Ltd	525
150,589		Tiger Brands Ltd	4,713
10,007,190		Tingyi Cayman Islands Holding Corp	20,759
64,880		Tongaat Hulett Ltd	555
30,890	e	Tootsie Roll Industries, Inc	910
71,136		Toyo Suisan Kaisha Ltd	2,811
549,764		Treasury Wine Estates Ltd	7,183
117,957	*	TreeHouse Foods, Inc	4,514
393,579		Tsingtao Brewery Co Ltd	2,067
108,000		Ttet Union Corp	343
11,025		Turning Point Brands, Inc	214
463,006		Tyson Foods, Inc (Class A)	33,887
357,905		Ulker Biskuvi Sanayi AS	1,996
4,834,977		Uni-President Enterprises Corp	11,418
106,481	*	United Spirits Ltd	5,149
40,441		Universal Corp	1,961
828,924		Universal Robina	2,417
192,567	e	Vector Group Ltd	3,926
269,007		Vina Concha y Toro S.A.	582
30,205	e	Viscofan S.A.	2,086
6,504,614		Want Want China Holdings Ltd	5,233
41,100		Warabeya Nichiyo Co Ltd	1,024
203,000	*	Wei Chuan Food Corp	169
9,891,818	g	WH Group Ltd	10,599
1,934,888		Wilmar International Ltd	4,717
123,630		Yakult Honsha Co Ltd	9,267
143,932		Yamazaki Baking Co Ltd	3,015
645,000	*,e	Yashili International	149
251,000	e	Yihai International Holding Ltd	391
368,000	e,g	Zhou Hei Ya International Holdings Co Ltd	336
5,552		Zydus Wellness Ltd	100
		TOTAL FOOD, BEVERAGE & TOBACCO	5,656,638

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
24,446	*,e	AAC Holdings, Inc	281
37,696		Abaxis, Inc	2,662
7,958,571		Abbott Laboratories	476,878
75,378	*	Abiomed, Inc	21,934
197,406	*,e	Acadia Healthcare Co, Inc	7,734
133,894	*,e	Accuray, Inc	669
177,942		Aceto Corp	1,352
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,900	*	Addus HomeCare Corp	$1,163
485,672		Advanced Medical Solutions Group plc	2,155
601,564		Aetna Inc	101,664
316,994	*	AGFA-Gevaert NV	1,228
173,370		Alfresa Holdings Corp	3,915
3,590,659	*,e	Alibaba Health Information Technology Ltd	1,798
137,904	*	Align Technology, Inc	34,632
25,100	*	Alliar Medicos A Frente S.A.	122
312,099	*	Allscripts Healthcare Solutions, Inc	3,854
20,950	*	Almost Family, Inc	1,173
86,728		Ambu A.S.	1,963
71,315	*	Amedisys, Inc	4,303
20,315	*,e	American Renal Associates Holdings, Inc	383
875,897		AmerisourceBergen Corp	75,511
79,789	*	AMN Healthcare Services, Inc	4,528
284,388		Amplifon S.p.A.	5,056
35,749		Analogic Corp	3,428
135,264	*	Angiodynamics, Inc	2,333
23,292	*	Anika Therapeutics, Inc	1,158
257,186		Ansell Ltd	5,035
236,303	*,e	Antares Pharma, Inc	520
881,758		Anthem, Inc	193,722
154,053		Apollo Hospitals Enterprise Ltd	2,531
714,529	*	Arjo AB	2,088
10,000		As One Corp	642
102,500		Asahi Intecc Co Ltd	4,128
63,934	*	athenahealth, Inc	9,144
53,243	*	AtriCure, Inc	1,093
6,065		Atrion Corp	3,829
211,719	g	Attendo AB	1,994
3,506,385		Australian Pharmaceutical Industries Ltd	4,064
47,243	*,e	AxoGen, Inc	1,724
760,850		Bangkok Chain Hospital PCL	412
19,279,045		Bangkok Dusit Medical Services PCL	14,509
1,663,129		Baxter International, Inc	108,170
295,329		Becton Dickinson & Co	63,998
2,838,000	*,e	Beijing Enterprises Medical & Health Group Ltd	130
12,098	*,e,g	Biocartis NV	182
5,684		BioMerieux	468
201,931	*,e	BioScrip, Inc	497
53,799	*,e	BioTelemetry, Inc	1,670
64,700		BML, Inc	1,687
7,673	e	Boditech Med, Inc	135
5,744,045	*	Boston Scientific Corp	156,927
383,727	*	Brookdale Senior Living, Inc	2,575
344,465		Bumrungrad Hospital PCL (Foreign)	2,288
92,479		Cantel Medical Corp	10,303
235,778	g	Capio AB	1,196
40,617	*	Capital Senior Living Corp	437
600,492		Cardinal Health, Inc	37,639
105,569	*	Cardiovascular Systems, Inc	2,315
88,704		Carl Zeiss Meditec AG.	5,654
103,048	*,e	Castlight Health, Inc	376
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

153		Celesio AG.	$5
31,419	*,e	Celltrion Healthcare Co Ltd	3,204
685,576	*	Centene Corp	73,268
713,321	*	Cerner Corp	41,373
209,546	*	Cerus Corp	1,148
27,001		Chemed Corp	7,368
1,092,500		China NT Pharma Group Co Ltd	264
278,000		China Pioneer Pharma Holdings Ltd	89
349,500	e	China Resources Phoenix Healthcare Holdings Co Ltd	425
3,136,400		Chularat Hospital PCL	188
1,121,466		Cigna Corp	188,115
73,632	*	Civitas Solutions, Inc	1,134
92,045		Cochlear Ltd	12,927
170,394		Coloplast AS	14,452
167,271	*,e	Community Health Systems, Inc	662
14,195		CompuGroup Medical AG.	768
19,935	e	Computer Programs & Systems, Inc	582
69,562	*,e	ConforMIS, Inc	101
47,539		Conmed Corp	3,011
943,893	g	ConvaTec Group plc	2,633
45,039		Cooper Cos, Inc	10,305
210,610	*,e	Corindus Vascular Robotics, Inc	289
26,813	*	Corvel Corp	1,355
338,780	*	Cotiviti Holdings, Inc	11,668
126,039	*	Cross Country Healthcare, Inc	1,400
53,202	*	CryoLife, Inc	1,067
102,048	*	Cutera, Inc	5,128
77,293		CVS Group plc	1,059
152,700	*,e	CYBERDYNE, Inc	2,190
1,350,288		Danaher Corp	132,207
419,345	*	DaVita, Inc	27,652
4,031		Dentium Co Ltd	308
589,278		Dentsply Sirona, Inc	29,647
169,318	*,e	DexCom, Inc	12,557
72,402		DiaSorin S.p.A.	6,522
5,881	*,e	DIO Corp	248
287,046	*	Diplomat Pharmacy, Inc	5,784
9,938	g	Dr Lal PathLabs Ltd	134
26,609		Draegerwerk AG.	2,529
5,062		Draegerwerk AG. & Co KGaA	373
1,326,112	*	Edwards Lifesciences Corp	185,019
16,200		Eiken Chemical Co Ltd	409
47,462		El.En. S.p.A	1,895
214,446	e	Elekta AB (B Shares)	2,296
98,575		EMIS Group plc	1,123
432,646		Encompass Health Corp	24,734
147,234	*,e	Endologix, Inc	623
79,901		Ensign Group, Inc	2,101
133,680	*	Envision Healthcare Corp	5,137
53,549		Essilor International S.A.	7,224
1,655,409		Estia Health Ltd	4,352
102,946	*,e	Evolent Health, Inc	1,467
1,618,129	*	Express Scripts Holding Co	111,780
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

178,665		Extendicare, Inc	$1,173
125,056	*,e	Fagron NV	1,950
489,059		Fisher & Paykel Healthcare Corp	4,685
180,700		Fleury S.A.	1,485
12,829	*	FONAR Corp	382
1,206,983	*	Fortis Healthcare Ltd	2,312
452,505		Fresenius Medical Care AG.	46,216
382,436		Fresenius SE	29,243
16,000		Fukuda Denshi Co Ltd	1,180
316,951	*,e	Genesis Health Care, Inc	479
83,651	*,e	GenMark Diagnostics, Inc	455
63,692		Getinge AB (B Shares)	725
29,000		Ginko International Co Ltd	217
48,670	*,e	Glaukos Corp	1,501
253,497	*	Globus Medical, Inc	12,629
698,232		GN Store Nord	24,765
564,000	e	Golden Meditech Holdings Ltd	65
25,600		Green Hospital Supply, Inc	909
10,816		Guerbet	861
345,931	*	Haemonetics Corp	25,308
81,590	*	Halyard Health, Inc	3,760
240,000	e,g	Harmonicare Medical Holdings Ltd	82
5,943,400		Hartalega Holdings BHD	9,066
936,676		HCA Holdings, Inc	90,858
121,937	*	HealthEquity, Inc	7,382
412,699		Healthscope Ltd	618
50,033		HealthStream, Inc	1,242
230,350	*	Henry Schein, Inc	15,482
26,775	*	Heska Corp	2,117
131,306		Hill-Rom Holdings, Inc	11,424
325,784	*	HMS Holdings Corp	5,486
12,800		Hogy Medical Co Ltd	517
307,729	*	Hologic, Inc	11,497
120,536		Hoya Corp	6,089
43,588	e	Humana AB	248
728,778		Humana, Inc	195,917
2,739		Huons Global Co Ltd	185
26,061	*	ICU Medical, Inc	6,578
216,616	*	Idexx Laboratories, Inc	41,458
1,827,342		IHH Healthcare BHD	2,842
30,100	*,e	iKang Healthcare Group, Inc (ADR)	601
6,258		InBody Co Ltd	300
79,469	*	Inogen Inc	9,762
128,289	*,e	Inovalon Holdings, Inc	1,360
31,800		Instituto Hermes Pardini S.A.	298
99,036	*	Insulet Corp	8,584
174,352	*	Integer Holding Corp	9,860
108,664	*	Integra LifeSciences Holdings Corp	6,013
4,363		Interojo Co Ltd	167
539,853	*	Intuitive Surgical, Inc	222,868
54,140	e	Invacare Corp	942
12,368	e	Ion Beam Applications	249
52,082	*	iRhythm Technologies, Inc	3,279
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,718		i-SENS Inc	$157
70,100	e	Japan Lifeline Co Ltd	2,006
741,186	e	Japara Healthcare Ltd	1,148
259,000		Jeol Ltd	2,394
71,500	*	K2M Group Holdings, Inc	1,355
148,290	*	Kindred Healthcare, Inc	1,357
1,360,237		Koninklijke Philips Electronics NV	52,086
128,058		Korian-Medica	4,334
563,900		Kossan Rubber Industries	1,115
2,590,992		KPJ Healthcare BHD	600
152,465	*	Laboratory Corp of America Holdings	24,661
196,570	*	Lantheus Holdings, Inc	3,125
12,567		Le Noble Age	875
117,093		LeMaitre Vascular, Inc	4,242
68,618	*	LHC Group, Inc	4,224
1,111,070		Life Healthcare Group Holdings Pte Ltd	2,591
48,684	*	LifePoint Hospitals, Inc	2,288
1,332,000	*	Lifetech Scientific Corp	390
91,089	*	LivaNova plc	8,061
173,635		M3, Inc	7,978
82,193	*	Magellan Health Services, Inc	8,803
16,800		Mani, Inc	662
166,530	*	Masimo Corp	14,646
24,384	*	Mazor Robotics Ltd	744
446,516		McKesson Corp	62,901
144,998	e	Medical Facilities Corp	1,579
8,517		Medicare Group	160
264,324		Mediceo Paltac Holdings Co Ltd	5,517
297,557	e	Mediclinic International plc	2,511
96,913	*	Medidata Solutions, Inc	6,087
4,462	*	Medipost Co Ltd	603
160,558	*	MEDNAX, Inc	8,932
2,908,291		Medtronic plc	233,303
54,700		Menicon Co Ltd	1,390
66,429		Meridian Bioscience, Inc	943
142,949	*	Merit Medical Systems, Inc	6,483
659,872		Metlifecare Ltd	2,794
121,500		Microlife Corp	348
827,832	e	Microport Scientific Corp	898
42,392		Miraca Holdings, Inc	1,669
364,065	*,e	Molina Healthcare, Inc	29,555
13,636		Nagaileben Co Ltd	379
105,600		Nakanishi, Inc	2,141
136,324	*,e	Nanosonics Ltd	271
30,881	*,e	NantHealth, Inc	94
30,212	*	Narayana Hrudayalaya Ltd	129
75,454		National Healthcare Corp	4,499
17,580		National Research Corp	514
51,543	*	Natus Medical, Inc	1,734
86,053	*	Neogen Corp	5,765
932,956		Network Healthcare Holdings Ltd	2,207
1,458		Neuca S.A.	128
47,300	*	Nevro Corp	4,099
104,000		Nichii Gakkan Co	1,179
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,800		Nihon Kohden Corp	$1,533
44,167		Nikkiso Co Ltd	464
661,100	e	Nipro Corp	9,724
189,474		NMC Health plc	9,035
31,063	e,g	NNIT A.S.	887
278,187	*,e	Novocure Ltd	6,064
87,069	*	NuVasive, Inc	4,546
170,476	*	NxStage Medical, Inc	4,238
17,478	*,e	Obalon Therapeutics, Inc	60
817,970		Odontoprev S.A.	3,699
502,468		Olympus Corp	19,214
65,193	*	Omnicell, Inc	2,829
361,163	*	OraSure Technologies, Inc	6,100
175,377	e	Oriola-KD Oyj (B Shares)	531
25,918		Orpea	3,291
143,647	*	Orthofix International NV	8,444
7,381	*,e	OrthoPediatrics Corp	111
6,968	*	Osstem Implant Co Ltd	352
96,135		Owens & Minor, Inc	1,495
71,604	*,e	Oxford Immunotec Global plc	891
47,000		Paramount Bed Holdings Co Ltd	2,389
131,041		Patterson Cos, Inc	2,913
50,123	*,e	Penumbra, Inc	5,797
13,441	*,e	PetIQ, Inc	358
26,677		Phonak Holding AG.	4,241
79,000	*,†,m	Pihsiang Machinery Manufacturing Co Ltd	47
448,116	*,e	Premier, Inc	14,031
700,390		Primary Health Care Ltd	2,117
24,647		Pro Medicus Ltd	156
100,712	*	Providence Service Corp	6,963
22,000,000	*	PT Modern Internasional Tbk	80
237,262	*	PT Siloam International Hospitals Tbk	138
14,896	*,e	Pulse Biosciences, Inc	202
456,000	*,e	PW Medtech Group Ltd	75
196,687		Qualicorp S.A.	1,327
90,155	*	Quality Systems, Inc	1,231
227,335		Quest Diagnostics, Inc	22,802
66,595	*	Quidel Corp	3,450
54,237	*,e	Quotient Ltd	255
191,027	*	R1 RCM, Inc	1,364
182,668	*	RadNet, Inc	2,630
550,084	e	Raffles Medical Group Ltd	484
64,071		Ramsay Health Care Ltd	3,087
11,712	*,e	RaySearch Laboratories AB	173
401,834		Regis Healthcare Ltd	1,134
7,957,500		Religare Health Trust	4,916
209,534		Resmed, Inc	20,633
5,521	*,e	Restoration Robotics, Inc	34
17,319		Rhoen Klinikum AG.	583
283,000	*,g	Rici Healthcare Holdings Ltd	72
195,000		Rion Co Ltd	5,063
93,119	*,e	Rockwell Medical, Inc	485
110,047	*	RTI Biologics, Inc	506
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

326,173		Ryman Healthcare Ltd	$2,510
32,478		Sartorius AG.	4,545
18,919		Sartorius Stedim Biotech	1,708
1,182,969		Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,119
292,415	*	Select Medical Holdings Corp	5,044
1,828,415		Shandong Weigao Group Medical Polymer Co Ltd	1,224
714,140		Shanghai Pharmaceuticals Holding Co Ltd	1,922
151,971	*,g	Siemens Healthineers AG.	6,246
151,868	e	Sienna Senior Living, Inc	2,102
26,549	*,e	Sientra, Inc	256
643,186		Sigma Healthcare Ltd	387
24,559		Simulations Plus, Inc	362
1,194,671		Sinopharm Group Co	5,982
317,526		Smith & Nephew plc	5,940
7,200		Solasto Corp	195
487,933		Sonic Healthcare Ltd	8,634
173,240	g	Spire Healthcare Group plc	511
27,000		St. Shine Optical Co Ltd	799
92,274	*	Staar Surgical Co	1,366
199,074		STERIS Plc	18,586
9,781	e	STRATEC Biomedical AG.	884
18,309		Straumann Holding AG.	11,552
1,087,879		Stryker Corp	175,061
3,480		Suheung Capsule Co Ltd	106
471,629		Summerset Group Holdings Ltd	2,372
913,500		Supermax Corp BHD	609
32,928	*,e	Surgery Partners, Inc	565
40,789	*	SurModics, Inc	1,552
110,725		Suzuken Co Ltd	4,659
35,498		Sysmex Corp	3,225
19,514	*	Tabula Rasa HealthCare, Inc	757
21,399	*,e	Tactile Systems Technology, Inc	680
228,031	*,e	Teladoc, Inc	9,190
28,165		Teleflex, Inc	7,182
209,783	*,e	Tenet Healthcare Corp	5,087
92,976		Terumo Corp	4,836
146,600	*	Tivity Health, Inc	5,813
217,100		Toho Pharmaceutical Co Ltd	5,157
11,400		Tokai Corp (GIFU)	236
2,067,000		Top Glove Corp BHD	5,222
2,414,000	†,e,m	Town Health International Medical Group Ltd	106
323,312	*,e	Triple-S Management Corp (Class B)	8,451
30,200		Tsuki Corp	234
584,919		United Drug plc	7,125
2,927,521		UnitedHealth Group, Inc	626,489
393,132		Universal Health Services, Inc (Class B)	46,551
2,649,000	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,325
19,323		US Physical Therapy, Inc	1,571
5,862		Utah Medical Products, Inc	579
4,534		Value Added Technologies Co Lt	172
70,846	*	Varex Imaging Corp	2,535
176,259	*	Varian Medical Systems, Inc	21,618
489,880	*	Veeva Systems, Inc	35,771
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,866,400		Vibhavadi Medical Center PCL (Foreign)	$221
4,377		Vieworks Co Ltd	163
53,729	*,e	ViewRay, Inc	345
199,413	e	Virtus Health Ltd	834
63,500		VITAL KSK Holdings, Inc	629
30,856	*,e	Viveve Medical, Inc	113
71,203	*	Vocera Communications, Inc	1,668
476,428	*,n	WellCare Health Plans, Inc	92,251
9,900	g	Wenzhou Kangning Hospital Co Ltd	51
58,860		West Pharmaceutical Services, Inc	5,197
189,278	*	William Demant Holding A.S.	7,051
183,900	*,e	Wright Medical Group NV	3,649
13,340	e	Ypsomed Holding AG.	2,042
1,698,184		Zimmer Biomet Holdings, Inc	185,170
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,288,921

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
32,692	e	Able C&C Co Ltd	581
30,769		Amorepacific Corp	8,892
7,173		Amorepacific Corp (Preference)	1,080
193,344		Asaleo Care Ltd	191
1,351	*	Avon Products, Inc	4
52,115		Bajaj Corp Ltd	379
357,624		Beiersdorf AG.	40,529
2,230,500		Best World International Ltd	3,154
7,652	e	Blackmores Ltd	744
135,758	e	BWX Ltd	509
196,744	*	Central Garden & Pet Co	8,460
187,684	*	Central Garden and Pet Co (Class A)	7,434
27,000		Chlitina Holding Ltd	183
265,582		Church & Dwight Co, Inc	13,375
3,340		CLIO Cosmetics Co Ltd	107
136,760		Clorox Co	18,204
2,985,045		Colgate-Palmolive Co	213,968
2,592		Cosmax BTI, Inc	79
4,516		Cosmax, Inc	586
533,830		Coty, Inc	9,769
751,850		Dabur India Ltd	3,802
38,300		Dr Ci:Labo Co Ltd	1,913
7,900		Earth Chemical Co Ltd	416
56,825	*	Edgewell Personal Care Co	2,774
98,671		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	110
34,284	*,e	elf Beauty, Inc	664
103,653	e	Energizer Holdings, Inc	6,176
451,913	*	Essity AB	12,524
1,690,229		Estee Lauder Cos (Class A)	253,061
38,100	*,e	Euglena Co Ltd	372
21,175		Eveready Industries India Ltd	123
22,200		Fancl Corp	817
8,975		Gillette India Ltd	907
339,396		Godrej Consumer Products Ltd	5,721
62,000		Grape King Industrial Co	547
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,471,947		Hengan International Group Co Ltd	$23,044
50,467		Henkel KGaA	6,358
29,785		Henkel KGaA (Preference)	3,915
156,166	*,e	Herbalife Ltd	15,222
968,801		Hindustan Lever Ltd	19,888
203,758	*	HRG Group, Inc	3,360
20,382		Inter Parfums S.A.	939
47,819		Inter Parfums, Inc	2,255
5,261	e	It’s Skin Co Ltd	345
29,322		Jamieson Wellness, Inc	524
11,992	*,e	Jayjun Cosmetic Co Ltd	224
49,165		Jyothy Laboratories Ltd	301
534,907		Kao Corp	40,157
238,350		Karex BHD	50
306,568		Kimberly-Clark Corp	33,762
1,294,116	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,423
28,300		Kobayashi Pharmaceutical Co Ltd	2,020
5,904		Kolmar BNH Co Ltd	180
8,205	e	Korea Kolmar Co Ltd	601
4,618		Korea Kolmar Holdings Co Ltd	209
30,900	e	Kose Corp	6,496
14,215		LG Household & Health Care Ltd	15,939
2,110		LG Household & Health Care Ltd (Preference)	1,390
299,500		Lion Corp	6,146
453,567		L’Oreal S.A.	102,442
95,658		Mandom Corp	3,347
774,299		Marico Ltd	3,893
150,964		Medifast, Inc	14,108
202,924	*	Microbio Co Ltd	153
14,800		Milbon Co Ltd	657
542,498		Natura Cosmeticos S.A.	5,258
15,163	e	Natural Health Trends Corp	288
22,348		Nature’s Sunshine Products, Inc	246
9,400		Noevir Holdings Co Ltd	697
143,424		Nu Skin Enterprises, Inc (Class A)	10,572
6,341	*,e	NUTRIBIOTECH Co Ltd	141
920,000		NVC Lighting Holdings Ltd	105
9,072		Oil-Dri Corp of America	365
48,812		Ontex Group NV	1,304
20,030	e	Orchids Paper Products Co	163
24,757	*	Oriflame Holding AG.	1,191
24,102		Pacific Corp	3,110
230,300		Pigeon Corp	10,405
299,400		Pola Orbis Holdings, Inc	12,481
4,568,874		Procter & Gamble Co	362,220
6,890,900		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	340
2,102,429		PT Unilever Indonesia Tbk	7,584
209,446	e	PZ Cussons plc	672
501,388		Reckitt Benckiser Group plc	42,321
19,313	*	Revlon, Inc (Class A)	398
9,902		Sarantis S.A.	175
441,291		Shiseido Co Ltd	28,338
32,656	e	Spectrum Brands, Inc	3,387
4,500		ST Corp	97
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,616		TCI Co Ltd	$490
3,764	e	Tonymoly Co Ltd	58
408,295		Uni-Charm Corp	11,777
2,370,120		Unilever NV	133,782
1,553,154		Unilever plc	86,142
84,428	*	USANA Health Sciences, Inc	7,252
148,000		Vinda International Holdings Ltd	261
24,083		WD-40 Co	3,172
16,700	*	YA-MAN Ltd	395
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,663,690

INSURANCE - 4.1%
208,666		Admiral Group plc	5,401
1,678,199		Aegon NV	11,323
611,495		Aflac, Inc	26,759
36,342		Ageas	1,875
12,943,006		AIA Group Ltd	110,646
92,112		Alleghany Corp	56,597
606,628		Allianz AG.	137,133
431,862		Allstate Corp	40,941
263,852		Alm Brand AS	2,697
74,813	*	AMBAC Financial Group, Inc	1,173
378,005		American Equity Investment Life Holding Co	11,098
84,162		American Financial Group, Inc	9,445
10,754,285		American International Group, Inc	585,248
6,086		American National Insurance Co	712
32,387		Amerisafe, Inc	1,789
243,232	e	Amtrust Financial Services, Inc	2,994
53,717		Anadolu Hayat Emeklilik AS	101
114,102		Anadolu Sigorta	120
9,100	e	Anicom Holdings, Inc	377
79,236		Aon plc	11,119
211,071	*	Arch Capital Group Ltd	18,066
734,208		Argo Group International Holdings Ltd	42,144
92,663		Arthur J. Gallagher & Co	6,369
183,924		Aspen Insurance Holdings Ltd	8,249
423,280		ASR Nederland NV	18,099
793,308		Assicurazioni Generali S.p.A.	15,249
181,475		Assurant, Inc	16,589
102,847		Assured Guaranty Ltd	3,723
3,616,305	*	Athene Holding Ltd	172,896
18,384	*	Atlas Financial Holdings, Inc	190
6,047,054		Aviva plc	42,203
15,619		AvivaSA Emeklilik ve Hayat AS.	71
2,198,328		AXA S.A.	58,438
593,279		Axis Capital Holdings Ltd	34,155
29,717		Bajaj Finserv Ltd	2,374
15,779		Baldwin & Lyons, Inc (Class B)	347
23,656		Baloise Holding AG.	3,619
623,374		BB Seguridade Participacoes S.A.	5,527
747,383		Beazley plc	6,001
3,907,500	*	Berkshire Hathaway, Inc (Class B)	779,468
13,832	e	Blue Capital Reinsurance Holdings Ltd	169
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,761	*	Brighthouse Financial, Inc	$2,044
397,470		Brown & Brown, Inc	10,112
14,403,816		Cathay Financial Holding Co Ltd	25,828
34,312		Chesnara plc	188
1,825,094		China Insurance International Holdings Co Ltd	6,131
11,055,590		China Life Insurance Co Ltd	30,909
2,055,805		China Life Insurance Co Ltd (Taiwan)	2,144
3,575,739		China Pacific Insurance Group Co Ltd	16,226
2,080,396		Chubb Ltd	284,536
93,483		Cincinnati Financial Corp	6,942
80,670	*,e	Citizens, Inc (Class A)	591
41,857	*	Clal Insurance	758
72,018		CNA Financial Corp	3,554
136,540		CNP Assurances	3,447
409,253		Conseco, Inc	8,869
3,630,000	*,†,e,m	Convoy Financial Holdings Ltd	58
348,141		Corp Mapfre S.A.	1,158
43,748		Crawford & Co (Class B)	360
2,187,011		Dai-ichi Mutual Life Insurance Co	40,375
1,017,155		Direct Line Insurance Group plc	5,446
343,515	e	Discovery Holdings Ltd	4,956
29,865		Donegal Group, Inc (Class A)	472
138,270		Dongbu Insurance Co Ltd	8,590
20,000		Dream Incubator, Inc	551
30,264	*	eHealth, Inc	433
15,233		EMC Insurance Group, Inc	413
73,369		Employers Holdings, Inc	2,968
19,002	*	Enstar Group Ltd	3,995
26,647		Erie Indemnity Co (Class A)	3,135
783,592		esure Group plc	2,386
63,797		Everest Re Group Ltd	16,384
20,755		Fairfax Financial Holdings Ltd	10,521
16,959		FBL Financial Group, Inc (Class A)	1,176
52,122		Federated National Holding Co	822
406,463		First American Financial Corp	23,851
627,318		FNF Group	25,105
2,693,584		Fondiaria-Sai S.p.A	6,405
1,232,976	*	Genworth Financial, Inc (Class A)	3,489
194,738		Gjensidige Forsikring BA	3,582
14,406		Global Indemnity Ltd	497
432,275		Great-West Lifeco, Inc	11,032
52,896	*	Greenlight Capital Re Ltd (Class A)	849
73,240		Grupo Catalana Occidente S.A.	3,191
45,023	*	Hallmark Financial Services	402
79,431		Hannover Rueckversicherung AG.	10,837
35,297		Hanover Insurance Group, Inc	4,161
159,911		Hanwha Non-Life Insurance Co Ltd	1,266
551,417		Harel Insurance Investments & Finances Ltd	4,369
635,604		Hartford Financial Services Group, Inc	32,746
280,576	g	Hastings Group Holdings Ltd	1,030
13,348	e	HCI Group, Inc	509
20,869	*,e	Health Insurance Innovations, Inc	603
3,703		Helvetia Holding AG.	2,208
36,165	e	Heritage Insurance Holdings, Inc	548
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,859		Hiscox Ltd	$3,792
69,412		Horace Mann Educators Corp	2,967
219,924		Hyundai Marine & Fire Insurance Co Ltd	8,157
4,260		IDI Insurance Co Ltd	279
25,100		IGI Insurance Ltd	63
17,692		Independence Holding Co	631
91,010		Industrial Alliance Insurance and Financial Services, Inc	3,744
48,652		Infinity Property & Casualty Corp	5,760
83,133	g	ING Life Insurance Korea Ltd	3,512
2,530,490		Insurance Australia Group Ltd	14,651
174,681		Intact Financial Corp	13,126
2,835		Investors Title Co	567
116,540		James River Group Holdings Ltd	4,134
1,120,600		Japan Post Holdings Co Ltd	13,618
1,800	e	Japan Post Insurance Co Ltd	43
416,422		Just Retirement Group plc	796
68,524		Kemper Corp	3,906
18,645		Kingstone Cos, Inc	313
42,018	e	Kinsale Capital Group, Inc	2,157
1,657,905		Korea Life Insurance Co Ltd	9,776
54,088		Korean Reinsurance Co	580
112,700		Lancashire Holdings Ltd	917
12,637,840		Legal & General Group plc	45,790
103,388	e	Liberty Holdings Ltd	1,096
1,033,445		Lincoln National Corp	75,503
172,730		Loews Corp	8,590
28,680		Lotte Non-Life Insurance Co Ltd	86
153,588		Maiden Holdings Ltd	998
344,189		Manulife Financial Corp	6,395
2,795,770		Manulife Financial Corp	51,907
6,839	*	Markel Corp	8,003
1,470,026		Marsh & McLennan Cos, Inc	121,409
115,600		Max India Ltd	807
183,079	*	Max India Ltd (New)	235
141,533	*,e	MBIA, Inc	1,311
2,635,682		Medibank Pvt Ltd	5,916
43,167		Menorah Mivtachim Holdings Ltd	553
1,042,444		Mercuries & Associates Holding Ltd	903
492,549	*	Mercuries Life Insurance Co Lt	263
23,444		Mercury General Corp	1,075
370,521		Meritz Fire & Marine Insurance Co Ltd	7,381
3,671,424		Metlife, Inc	168,482
731,986	e	Metropolitan Holdings Ltd	1,365
850,954		Migdal Insurance Holdings Ltd	912
44,684		Mirae Asset Life Insurance Co Ltd	211
493,380		Mitsui Sumitomo Insurance Group Holdings, Inc	15,326
43,054		Muenchener Rueckver AG.	10,012
200,316		National General Holdings Corp	4,870
4,138		National Western Life Group, Inc	1,262
33,467		Navigators Group, Inc	1,929
675,682		New China Life insurance Co Ltd	3,193
19,881	*	NI Holdings, Inc	332
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,091,380		NKSJ Holdings, Inc	$43,975
232,939		NN Group NV	10,349
1,625,101		Old Mutual plc	5,468
316,200		Old Republic International Corp	6,782
7,807,288		People’s Insurance Co Group of China Ltd	3,692
214,227		Phoenix Group Holdings	2,292
29,823	*	Phoenix Holdings Ltd	164
5,249,826		PICC Property & Casualty Co Ltd	9,277
12,026,026	e	Ping An Insurance Group Co of China Ltd	123,996
73,374		Porto Seguro S.A.	1,079
707,235	g	Poste Italiane S.p.A	6,460
660,138		Power Corp Of Canada	15,064
557,604		Power Financial Corp	13,962
602,754		Powszechny Zaklad Ubezpieczen S.A.	7,371
123,136		Primerica, Inc	11,895
318,473		Principal Financial Group	19,398
174,178		ProAssurance Corp	8,456
2,830,074		Progressive Corp	172,436
39,071	e	Protector Forsikring ASA	425
1,309,461		Prudential Financial, Inc	135,595
5,989,909		Prudential plc	149,680
57,256,000	*	PT Panin Insurance Tbk	5,032
280,859,000	*	PT Panin Life Tbk	5,074
136,526		Qatar Insurance Co SAQ	1,409
1,821,792		QBE Insurance Group Ltd	13,592
598,100	e	Qualitas Controladora SAB de C.V.	1,655
531,083		Rand Merchant Investment Holdings Ltd	1,796
121,166		Reinsurance Group of America, Inc (Class A)	18,660
61,823		RenaissanceRe Holdings Ltd	8,563
65,542		RLI Corp	4,155
847,763		RSA Insurance Group plc	7,506
24,174		Safety Insurance Group, Inc	1,858
630,701		Saga plc	998
1,635,429		Sampo Oyj (A Shares)	91,114
25,760		Samsung Fire & Marine Insurance Co Ltd	6,499
114,133		Samsung Life Insurance Co Ltd	12,432
2,386,830	e	Sanlam Ltd	17,243
119,952		SCOR SE	4,897
110,614		Selective Insurance Group, Inc	6,714
11,014,361		Shin Kong Financial Holding Co Ltd	4,221
117,000		Shinkong Insurance Co Ltd	123
509,342		Societa Cattolica di Assicurazioni SCRL	5,424
354,692	e	Sony Financial Holdings, Inc	6,477
28,796		State Auto Financial Corp	823
444,307		Steadfast Group Ltd	866
64,306		Stewart Information Services Corp	2,826
1,238,016		Storebrand ASA	10,181
150,994		Sul America SA	1,004
612,044		Sun Life Financial, Inc	25,135
985,074		Suncorp-Metway Ltd	10,160
7,648		Swiss Life Holding	2,725
238,329		Swiss Re Ltd	24,325
173,800		Syarikat Takaful Malaysia BHD	149
737,424		T&D Holdings, Inc	11,730
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,744,305	*	Third Point Reinsurance Ltd	$24,333
1,981,681		Tokio Marine Holdings, Inc	89,855
25,568		Tong Yang Life Insurance	178
188,116	*	Topdanmark AS	8,882
114,879		Torchmark Corp	9,669
215,727		Travelers Cos, Inc	29,956
34	*	Trisura Group Ltd	1
73,768	*,e,n	Trupanion, Inc	2,205
115,791		Tryg A.S.	2,698
1,679,176		Unipol Gruppo Finanziario S.p.A	8,217
236,158		Uniqa Versicherungen AG.	2,749
85,872		United Fire & Casualty Co	4,110
35,715		United Insurance Holdings Corp	684
296,365		Universal Insurance Holdings, Inc	9,454
286,628		UnumProvident Corp	13,646
71,688		Validus Holdings Ltd	4,835
42,879		Vittoria Assicurazioni S.p.A.	639
727,217		W.R. Berkley Corp	52,869
2,966		White Mountains Insurance Group Ltd	2,440
82,030		Wiener Staedtische Allgemeine Versicherung AG.	2,742
234,912		Willis Towers Watson plc	35,751
39,000		Wiz Solucoes e Corretagem de Seguros S.A.	131
13,721		Wuestenrot & Wuerttembergische AG.	324
77,072		XL Group Ltd	4,259
343,392		Zurich Financial Services AG.	113,272
		TOTAL INSURANCE	5,021,337

MATERIALS - 5.2%
95,803		A. Schulman, Inc	4,120
12,041		Aarti Industries	213
103,975		Acerinox S.A.	1,454
27,099		Achilles Corp	561
26,789	m	Acron JSC (GDR)	197
43,529		Adana Cimento	74
211,100		ADEKA Corp	3,776
287,930	e	Adelaide Brighton Ltd	1,385
35,898	e	Advanced Emissions Solutions, Inc	410
17,567		Advanced Enzyme Technologies Ltd	58
15,770		Advanced Metallurgical Group NV	705
51,065		Advansa Sasa Polyester Sanayi AS	195
85,472	*	AdvanSix, Inc	2,973
73,397		Aeci Ltd	716
273,022		Aekyung Petrochemical Co Ltd	3,802
97,615	e	African Barrick Gold Ltd	196
64,487		African Rainbow Minerals Ltd	554
186,251		Agnico-Eagle Mines Ltd	7,835
131,128	*,e	AgroFresh Solutions, Inc	964
78,400		Aichi Steel Corp	3,228
159,624		Air Liquide	19,589
207,037		Air Products & Chemicals, Inc	32,925
36,050		Air Water, Inc	705
2,893		AK Holdings, Inc	195
568,198	*,e	AK Steel Holding Corp	2,574
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,566		Akcansa Cimento AS	$50
5,734		Akzo Nobel India Ltd	158
388,513		Akzo Nobel NV	36,708
230,539		Alamos Gold, Inc	1,199
578,782	n	Albemarle Corp	53,676
363,790		Alcoa Corp	16,356
3,028,155		Alexandria Mineral Oils Co	1,755
255,919	*,e	Allegheny Technologies, Inc	6,060
600,000		Alpek SAB de C.V.	834
22,974		Altius Minerals Corp	251
314,096		Altri SGPS S.A.	2,094
1,679,005		Alumina Ltd	3,081
4,033,445	*	Aluminum Corp of China Ltd	2,278
799,307		Ambuja Cements Ltd	2,869
1,739,631		Amcor Ltd	19,050
75,164		American Vanguard Corp	1,518
18,014	e	Ampco-Pittsburgh Corp	160
3,729,000		AMVIG Holdings Ltd	1,022
1,940,233		Anadolu Cam Sanayii AS	1,688
164,583	*	Anatolia Minerals Development Ltd	262
74,802		Anglo American Platinum Ltd	2,052
1,760,086	e	Anglo American plc (London)	41,001
363,708		AngloGold Ashanti Ltd	3,508
2,164,369		Anhui Conch Cement Co Ltd	11,910
486,831		Antofagasta plc	6,294
163,552		APERAM	7,832
3,444		APL Apollo Tubes Ltd	105
85,140		Aptargroup, Inc	7,648
1,348,406	*	ArcelorMittal	42,828
346,504	*,e	ArcelorMittal (ADR)	11,022
31,685	e	Ardagh Group S.A.	592
100,728	*,e	Arizona Mining, Inc	317
394,963		Arkema	51,562
45,874		Asahi Holdings, Inc	855
1,421,377		Asahi Kasei Corp	18,998
764,021		Ashland Global Holdings, Inc	53,321
867,000		Asia Cement China Holdings Corp	384
2,244,024		Asia Cement Corp	2,180
108,754		Asia Polymer	67
376,678		Asian Paints Ltd	6,500
90,042		Associated Cement Co Ltd	2,092
189,393		Assore Ltd	4,671
4,515		Atul Ltd	181
124,999		Aurubis AG.	10,505
216,197		Ausdrill Ltd	451
236,990		Avery Dennison Corp	25,180
2,172,485	*	Axalta Coating Systems Ltd	65,587
579,896	*	B2Gold Corp	1,589
54,851		Balchem Corp	4,484
639,752		Ball Corp	25,405
1,242,334		Barrick Gold Corp (Canada)	15,477
6,466		BASF India Ltd	192
913,110		BASF SE	92,605
12,300		Bayer CropScience Ltd	800
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,000,000	e	BBMG Corp	$5,468
25,670		Bekaert S.A.	1,094
72,444		Bemis Co, Inc	3,153
224,300	*	Bengang Steel Plates Co	92
3,886,722	*	Berry Plastics Group, Inc	213,031
3,942,159		BHP Billiton Ltd	87,380
3,351,089		BHP Billiton plc	66,228
104,795		Billerud AB	1,625
4,500	*,e	Bio On Spa	156
11,489		Birla Corp Ltd	127
411,946		BlueScope Steel Ltd	4,847
102,545		Boise Cascade Co	3,958
421,727		Boliden AB	14,840
1,051,324		Boral Ltd	6,064
55,983		Borregaard ASA	531
28,830		Borusan Mannesmann Boru Sanayi	89
50,803	*	Boryszew S.A.	136
136,400		Bradespar S.A.	1,301
151,475		Braskem S.A.	2,202
170,707		Brickworks Ltd	2,052
44,201	e	Buzzi Unicem S.p.A.	1,035
52,060		Buzzi Unicem S.p.A. RSP	718
46,921		Cabot Corp	2,614
270,400		Cahya Mata Sarawak BHD	270
399,803	*	Canfor Corp	9,108
77,369		Canfor Pulp Products, Inc	996
45,058		CAP S.A.	513
122,191		Carpenter Technology Corp	5,391
195,272		Cascades, Inc	2,020
195,665		CCL Industries	9,878
85,884		Celanese Corp (Series A)	8,606
24,909		Cementir S.p.A.	216
327,602		Cementos Argos S.A.	1,136
1,536,800	*,g	CEMEX Holdings Philippines, Inc	107
95,247	*	Cemex Latam Holdings S.A.	303
16,932,478	*	Cemex S.A. de C.V.	11,205
724,095		Centamin plc	1,570
154,546	*	Centerra Gold, Inc	886
286,054		Central Asia Metals plc	1,288
85,979	*	Century Aluminum Co	1,422
33,121		Century Plyboards India Ltd	167
16,493		Century Textile & Industries Ltd	291
399,849		CF Industries Holdings, Inc	15,086
212,530		Chambal Fertilizers & Chemicals Ltd	542
11,526		Chase Corp	1,342
252,127		Chemours Co	12,281
443,560		Cheng Loong Corp	249
236,000	*,e	Chiho-Tiande Group Ltd	131
1,072,695		China BlueChemical Ltd	303
193,640		China General Plastics Corp	209
118,000		China Hi-ment Corp	243
632,250		China Manmade Fibers Corp	208
159,112		China Metal Products	158
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

858,455	*,†,e,m	China Metal Recycling Holdings Ltd	$1
364,000	*,g	China Metal Resources Utilization Ltd	241
3,810,000		China Molybdenum Co Ltd	2,920
4,699,282	e	China National Building Material Co Ltd	5,171
8,678,000		China National Materials Co Ltd	7,973
1,354,628	*	China Petrochemical Development Corp	589
7,943,000		China Sanjiang Fine Chemicals	3,273
4,114,400	*,†,e,m	China Shanshui Cement Group Ltd	2,291
9,876,000	e	China Silver Group Ltd	2,177
5,334	*	China Singyes New Materials Holdings Ltd	1
87,000		China Steel Chemical Corp	458
12,968,303		China Steel Corp	10,357
285,817		China Synthetic Rubber Corp	476
262,000		China XLX Fertiliser Ltd	109
12,000	*	Chongqing Iron & Steel Co Ltd	2
69,292		Christian Hansen Holding	5,997
34,500		Chugoku Marine Paints Ltd	342
547,000	*	Chung Hung Steel Corp	219
199,540		Chung Hwa Pulp Corp	79
546,783		Cia de Minas Buenaventura S.A. (ADR) (Series B)	8,328
546,748	*	Cia Siderurgica Nacional S.A.	1,457
16,247		Ciech S.A.	280
137,285		Cimsa Cimento Sanayi Ve Tica	468
18,364		Clariant AG.	439
26,392	*	Clearwater Paper Corp	1,032
497,276	*,e	Cleveland-Cliffs, Inc	3,456
734,695	*	Coeur Mining, Inc	5,878
205,781		Commercial Metals Co	4,210
86,132	*,†,m	Companhia Vale do Rio Doce	0
58,179	e	Compass Minerals International, Inc	3,508
35,480		Corbion NV	1,076
12,378		Core Molding Technologies, Inc	221
85,227		Coromandel International Ltd	687
19,383	e	Corticeira Amorim SGPS S.A.	248
161,364	g	Covestro AG.	15,889
143,000		CPMC Holdings Ltd	92
1,522,014		CRH plc	51,554
30,076		Croda International plc	1,932
674,820	*	Crown Holdings, Inc	34,247
1,565,899		CSR Ltd	6,281
1,531,600		D&L Industries Inc	340
1,128,000	e	Da Ming International Holdings Ltd	436
310,499		Daicel Chemical Industries Ltd	3,410
72,200	e	Daido Steel Co Ltd	3,663
42,700		Daiken Corp	1,019
16,171		Dainichiseika Color & Chemicals Manufacturing Co Ltd	672
123,800		Dainippon Ink and Chemicals, Inc	4,153
40,772		Daio Paper Corp	575
35,300	e	Daiso Co Ltd	930
26,734		Dalmia Bharat Ltd	1,184
94,964		DCM Shriram Ltd	622
64,646		Deepak Fertilizers & Petrochemicals Corp Ltd	289
120,700		Denki Kagaku Kogyo KK	4,086
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,607	*	Detour Gold Corp	$1,059
138,700		DG Khan Cement Co Ltd	197
8,103		Dhanuka Agritech Ltd	69
151,572		Domtar Corp	6,448
18,426		Dongjin Semichem Co Ltd	259
34,548		Dongkuk Steel Mill Co Ltd	334
2,031		Dongwha Enterprise Co Ltd	66
158,900	e	Dowa Holdings Co Ltd	5,686
7,579,236		DowDuPont, Inc	482,873
841,636		DS Smith plc	5,562
276,285		DSM NV	27,462
5,948	*	Duk San Neolux Co Ltd	95
370,212		DuluxGroup Ltd	2,114
81,065		Eagle Materials, Inc	8,354
619,800		Eastern Polymer Group PCL	134
289,670		Eastman Chemical Co	30,583
102,473		Ecolab, Inc	14,046
11,509	*	Ecopro Co Ltd	425
112,917		EID Parry India Ltd	477
124,405	*	El Ezz Steel Co	187
492,533	e	Eldorado Gold Corp	413
261,395		Elementis plc	1,084
3,745,125		Empresas CMPC S.A.	14,259
2,447		EMS-Chemie Holding AG.	1,548
872,143		Ence Energia y Celulosa S.A.	6,583
43,040	*,e	Endeavour Mining Corp	794
68,379	*,e	Endeavour Silver Corp	166
324,500		Engro Chemical Pakistan Ltd	874
942,000		Engro Fertilizers Ltd	568
5,126	*	Eramet	707
4,345,885		Eregli Demir ve Celik Fabrikalari TAS	11,490
23,562		Essel Propack Ltd	87
148,120	e	Essentra plc	881
461,032		Eternal Chemical Co Ltd	464
26,794		Eugene Corp	150
250,128		Everlight Chemical Industrial Corp	152
954,821		Evolution Mining Ltd	2,239
39,862		Evonik Industries AG.	1,406
1,320,864		Evraz plc	8,055
381,000		Fauji Cement Co Ltd	97
196,500		Fauji Fertilizer Bin Qasim Ltd	72
330,300		Fauji Fertilizer Co Ltd	268
283,050		Feng Hsin Iron & Steel Co	571
1,735,491		Ferrexpo plc	5,964
228,315	*	Ferro Corp	5,301
202,348	*,m	Ferroglobe plc	0
222,530		Fibria Celulose S.A.	4,383
17,645		Finolex Industries Ltd	179
102,476	*,e	First Majestic Silver Corp	628
1,827,069		First Quantum Minerals Ltd	25,654
1,075,938		Fletcher Building Ltd	4,718
95,534	*,e	Flotek Industries, Inc	583
288,859		FMC Corp	22,118
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,305	*,e	Foosung Co Ltd	$289
2,823,354		Formosa Chemicals & Fibre Corp	10,660
9,917,176		Formosa Plastics Corp	35,321
503,121	g	Forterra plc	2,089
28,136	*,e	Forterra, Inc	234
4,897,339		Fortescue Metals Group Ltd	16,498
116,736	*	Fortuna Silver Mines, Inc	609
118,691		Foshan Huaxin Packaging Co Ltd	55
13,400		FP Corp	871
228,968		Franco-Nevada Corp	15,622
6,164,719	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	108,314
177,784		Fresnillo plc	3,174
48,427		Frutarom Industries Ltd	4,453
54,416		Fuchs Petrolub AG. (Preference)	2,954
8,179,200	e	Fufeng Group Ltd	4,882
24,000	e	Fuji Seal International, Inc	957
10,400		Fujimi, Inc	225
10,700		Fujimori Kogyo Co Ltd	380
246,599	e	Furukawa-Sky Aluminum Corp	6,334
1,451,800	e	Fushan International Energy Group Ltd	375
10,700		Fuso Chemical Co Ltd	276
125,919		FutureFuel Corp	1,510
222,651	*,e	Galaxy Resources Ltd	517
1,036,861	*	GCP Applied Technologies, Inc	30,121
3,151,312		Gerdau S.A. (Preference)	14,795
1,165	e	Givaudan S.A.	2,658
23,096,703		Glencore Xstrata plc	114,773
195,900		Global Green Chemicals PCL	87
309,959		Gloria Material Technology Corp	212
2,300		Godo Steel Ltd	45
67,381		Godrej Industries Ltd	571
798,365		Gold Fields Ltd	3,222
90,447	*,e	Gold Resource Corp	408
698,002		Goldcorp, Inc	9,638
7,364,418	*	Goldsun Development & Construction Co Ltd	2,385
502,000		Grand Pacific Petrochemical	530
241,208		Granges AB	2,838
1,263,335		Graphic Packaging Holding Co	19,392
418,224		Grasim Industries Ltd	6,784
605,755	*,†,m	Great Basin Gold Ltd	5
49,000		Great China Metal Industry	44
1,645,000		Greatview Aseptic Packaging Co	1,107
31,900		Green Seal Holding Ltd	54
18,468		Greenply Industries Ltd	87
10,969	e	Greif, Inc	639
137,179		Greif, Inc (Class A)	7,168
15,096,942	*	G-Resources Group Ltd	141
18,799		Groupe Guillin	798
273,840		Grupo Argos S.A.	1,845
5,954,644		Grupo Mexico S.A. de C.V. (Series B)	19,832
64,436	*	Gubre Fabrikalari TAS	69
10,837		Gujarat Alkalies & Chemicals Ltd	117
25,418		Gujarat Flourochemicals	312
495,353		Gujarat Narmada Valley Fertilizers Co Ltd	2,793
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,594		Gulf Oil Lubricants India Ltd	$93
228		Gurit Holding AG.	186
403,611	*	Guyana Goldfields, Inc	1,560
9,076	*	H&R GmbH & Co KGaA	137
146,145		H.B. Fuller Co	7,268
8,849		Hanil Cement Manufacturing	897
5,593		Hansol Chemical Co Ltd	368
8,791		Hansol Paper Co Ltd	133
113,344		Hanwha Chemical Corp	3,172
239,102		Harmony Gold Mining Co Ltd	568
20,708		Hawkins, Inc	728
21,077		Haynes International, Inc	782
1,292,528		Hecla Mining Co	4,744
13,246		HeidelbergCement AG.	1,301
37,145		HeidelbergCement India Ltd	82
150,629		Hexpol AB	1,400
64,533		Hill & Smith Holdings plc	1,205
53,018		Himadri Speciality Chemical Ltd	121
1,873,779		Hindalco Industries Ltd	6,244
164,011		Hitachi Chemical Co Ltd	3,664
192,749		Hitachi Metals Ltd	2,265
421,971	*	Ho Tung Chemical Corp	124
150,680		Hochschild Mining plc	422
3,500		Hodogaya Chemical Co Ltd	156
575,429		Hokuetsu Paper Mills Ltd	3,719
59,515		Holcim Ltd	3,261
105,810		Holmen AB (B Shares)	5,755
15,142		Honam Petrochemical Corp	6,203
17,360		HSIL Ltd	100
564,000		Huabao International Holdings Ltd	376
149,820		Huaxin Cement Co Ltd	203
79,100	*	Hubei Sanonda Co Ltd	79
12,724		Huchems Fine Chemical Corp	294
1,188,121		HudBay Minerals, Inc	8,411
54,983		Huhtamaki Oyj	2,413
929,450		Huntsman Corp	27,186
21,874		Hyosung Corp	2,472
82,637		Hyundai Steel Co	4,014
1,547,692	*	IAMGOLD Corp	8,025
884,016	g	Ibstock plc	3,497
288,050		Iluka Resources Ltd	2,365
43,033		IMCD Group NV	2,647
6,382		Imerys S.A.	620
394,460	*,e	Impala Platinum Holdings Ltd	786
2,253,907		Incitec Pivot Ltd	6,134
295,328	e	Independence Group NL	1,058
105,415		India Cements Ltd	232
1,350,578		Indorama Ventures PCL (Foreign)	2,460
92,200	*,e	Industrias CH SAB de C.V.	388
205,271		Industrias Penoles S.A. de C.V.	4,147
194,872	*	Ingevity Corp	14,360
184,220		Inner Mongolia Eerduosi Resourses Co Ltd	199
66,624		Innophos Holdings, Inc	2,679
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,538		Innospec, Inc	$4,976
183,194	*	Interfor Corp	3,340
33,809		International Flavors & Fragrances, Inc	4,629
913,085		International Paper Co	48,786
71,500		International Steels Ltd	73
146,256		Intertape Polymer Group, Inc	2,351
158,428	*,e	Intrepid Potash, Inc	577
23,100	*	Ishihara Sangyo Kaisha Ltd	281
97,106		Israel Chemicals Ltd	412
2,175	*	Israel Corp Ltd	411
372,336	*,e	Ivanhoe Mines Ltd	786
31,459	*,†,m	Jacana Minerals Ltd	5
280,546		James Hardie Industries NV	4,979
47,286	*	Jastrzebska Spolka Weglowa S.A.	1,121
12,800		JCU Corp	304
454,943		JFE Holdings, Inc	9,177
1,511,445		Jiangxi Copper Co Ltd	2,177
918,000	*,e	Jinchuan Group International Resources Co Ltd	199
421,025		Jindal Saw Ltd	778
192,482	*	Jindal Steel & Power Ltd	657
232,313	*	Jinshan Gold Mines, Inc	480
10,540		JK Cement Ltd	165
18,352		JK Lakshmi Cement Ltd	130
24,100		Johnson Matthey plc	1,028
58,427	*	JSL Ltd	71
35,900		JSP Corp	1,100
1,047,893		JSR Corp	23,584
877,136		JSW Steel Ltd	3,911
26,488	e	K&S AG.	765
55,988		Kaiser Aluminum Corp	5,649
213,638		Kaneka Corp	2,125
306,717		Kansai Paint Co Ltd	7,169
24,200	e	Kanto Denka Kogyo Co Ltd	249
148,095		Kapstone Paper and Packaging Corp	5,081
123,183	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	117
473,345	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	479
646,234	*	KAZ Minerals plc	7,796
59,754		Kemira Oyj	765
347,988		KGHM Polska Miedz S.A.	8,863
13,500		KH Neochem Co Ltd	391
1,690,599	*	Kinross Gold Corp	6,679
101,834	e	Kirkland Lake Gold Ltd	1,578
2,807		KISCO Corp	93
3,935		KISWIRE Ltd	113
488,951		Klabin S.A.	3,066
1,349,700		Klabin S.A. (Preference)	1,361
100,824	*,e	Klondex Mines Ltd	239
303,971	*,e	Klondex Mines Ltd	714
48,035		KMG Chemicals, Inc	2,880
14,500		Koatsu Gas Kogyo Co Ltd	123
528,786	*	Kobe Steel Ltd	5,245
9,799		Kolon Industries, Inc	608
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

56,200		Konishi Co Ltd	$903
82,903	*	Koppers Holdings, Inc	3,407
16,712		Korea Kumho Petrochemical	1,530
18,950		Korea Petrochemical Ind Co Ltd	5,244
9,227		Korea Zinc Co Ltd	4,190
27,539	*	Koza Altin Isletmeleri AS	285
120,745	*	Koza Anadolu Metal Madencilik Isletmeleri AS	191
52,369	*	Kraton Polymers LLC	2,499
36,068		Kronos Worldwide, Inc	815
3,517		Kukdo Chemical Co Ltd	198
38,657	e	Kumba Iron Ore Ltd	930
198,048		Kumiai Chemical Industry Co Ltd	1,175
75,649		Kuraray Co Ltd	1,312
12,500		Kureha CORP	823
9,400	e	Kyoei Steel Ltd	161
197,433	e	Labrador Iron Ore Royalty Corp	3,233
188,100	*	Lafarge Malayan Cement BHD	209
551		LafargeHolcim Ltd	30
660,884		Lanxess AG.	50,661
1,675,000		Lee & Man Paper Manufacturing Ltd	1,789
1,515,448		LEE Chang Yung Chem IND Corp	2,321
37,329		Lenzing AG.	4,616
42,867		LG Chem Ltd	15,648
8,263		LG Chem Ltd (Preference)	1,682
12,881		Linde AG.	2,587
1,443,023	*	Linde AG.	304,924
27,200		Lintec Corp	783
34,236	*,e	Lithium Americas Corp	185
11,066		Lock & Lock Co Ltd	250
286,440	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	6,107
368,220		Long Chen Paper Co Ltd	418
154,288	*,e	Lonmin plc	127
1,764,575		Louisiana-Pacific Corp	50,767
41,264	*,e	LSB Industries, Inc	253
492,505		Lucara Diamond Corp	768
68,400		Lucky Cement Ltd	408
476,000		Luks Group Vietnam Holdings Ltd	149
35,068	*,e	Lundin Gold, Inc	140
981,462		Lundin Mining Corp	6,437
371,665	*	Lynas Corp Ltd	712
554,873		LyondellBasell Industries AF S.C.A	58,639
65,144		Madras Cements Ltd	726
45,126	*	MAG. Silver Corp	442
97,360		Magnesita Refratarios S.A.	1,716
66,339	*	Major Drilling Group International	343
167,400		Maple Leaf Cement Factory Ltd	105
118,093		Marshalls plc	693
17,686		Martin Marietta Materials, Inc	3,666
45,972	e	Maruichi Steel Tube Ltd	1,401
44,894	e	Materion Corp	2,292
392,500		Metalurgica Gerdau S.A.	849
177,529		Methanex Corp	10,755
1,673,743		Mexichem SAB de C.V.	5,123
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

743,600	*,e	Minera Frisco SAB de C.V.	$438
404,953		Mineral Resources Ltd	5,369
168,287		Minerals Technologies, Inc	11,267
20,104		Miquel y Costas & Miquel S.A.	874
2,049,365		Mitsubishi Chemical Holdings Corp	19,954
274,078		Mitsubishi Gas Chemical Co, Inc	6,614
109,410		Mitsubishi Materials Corp	3,243
7,900		Mitsubishi Steel Manufacturing Co Ltd	180
313,038		Mitsui Chemicals, Inc	9,939
77,700		Mitsui Mining & Smelting Co Ltd	3,445
175,199	*	Mittal Steel South Africa Ltd	39
580,549		MMC Norilsk Nickel PJSC (ADR)	10,775
1,184,000	*,e	MMG Ltd	734
173,210		MOIL Ltd	522
110,587		Mondi Ltd	3,010
298,088		Mondi plc	8,012
12,981	*,†,m	Mongolian Metals Corporation	0
958,894	n	Monsanto Co	111,893
2,790		Monsanto India Ltd	119
285,553		Mosaic Co	6,933
269,694		Mpact Ltd	662
113,557	e	M-real Oyj (B Shares)	1,140
126,311		Myers Industries, Inc	2,671
130,167	*	Mytilineos Holdings S.A.	1,396
75,900		Nakayama Steel Works Ltd	501
14,220		Namhae Chemical Corp	177
352,067	*	Nampak Ltd	452
11,044,071		Nan Ya Plastics Corp	31,272
169,405		Nantex Industry Co Ltd	137
230,897		National Aluminium Co Ltd	238
28,469		Neenah Paper, Inc	2,232
193,126	*,e	Nemaska Lithium, Inc	198
55,200		Neturen Co Ltd	568
172,767		Nevsun Resources Ltd	412
343,179	*	New Gold, Inc	890
917,458		Newcrest Mining Ltd	13,838
8,123		NewMarket Corp	3,263
1,172,283		Newmont Mining Corp	45,801
687,850		Nickel Asia Corp	80
26,900	e	Nihon Nohyaku Co Ltd	159
63,100		Nihon Parkerizing Co Ltd	1,038
1,293,902		Nine Dragons Paper Holdings Ltd	1,961
70,600		Nippon Denko Co Ltd	219
136,400		Nippon Kayaku Co Ltd	1,695
2,054,000		Nippon Light Metal Holdings Co Ltd	5,370
122,232		Nippon Paint Co Ltd	4,502
194,300	e	Nippon Paper Industries Co Ltd	3,594
15,700		Nippon Shokubai Co Ltd	1,086
70,000		Nippon Soda Co Ltd	397
1,118,345		Nippon Steel Corp	24,553
89,561		Nissan Chemical Industries Ltd	3,721
173,100		Nisshin Steel Holdings Co Ltd	2,040
12,400		Nittetsu Mining Co Ltd	691
121,463		Nitto Denko Corp	9,180
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

41,160		NOF Corp	$1,245
197,555		Norbord, Inc	7,162
1,567,024		Norsk Hydro ASA	9,295
7,190,000	*,e	North Mining Shares Co Ltd	126
211,856	*	Northam Platinum Ltd	650
153,355	*,e	Northern Dynasty Minerals	143
410,818		Northern Star Resources Ltd	1,994
222,655	*	Novagold Resources, Inc	964
12,248		Novolipetsk Steel (GDR)	306
85,228		Novozymes AS	4,437
877,174		Nucor Corp	53,587
297,381		Nufarm Ltd	1,944
166,257	e	Nutrien Ltd	7,857
776,673	*,e	Nutrien Ltd	36,707
54,053	*,e	Nyrstar NV	382
759,186		OceanaGold Corp	2,045
18,234		OCI Co LTD	2,729
43,904	*,e	OCI NV	1,016
15,575		Oeneo S.A.	195
809,148		OJI Paper Co Ltd	5,215
31,000	e	Okamoto Industries, Inc	313
6,510,314		Olin Corp	197,848
15,784		Olympic Steel, Inc	324
37,024		Omnia Holdings Ltd	466
100,662	*	Omnova Solutions, Inc	1,057
245,128		Orica Ltd	3,374
34,145		Orient Cement Ltd	73
333,000		Oriental Union Chemical Corp	343
550,608	*,e	Orocobre Ltd	2,323
692,635		Orora Ltd	1,770
7,600	e	Osaka Steel Co Ltd	156
65,233	e	Osisko Gold Royalties Ltd	630
95,697	*	Osisko Mining, Inc	189
473,845	e	Outokumpu Oyj	3,232
347,156	*	Owens-Illinois, Inc	7,519
1,146,417		Oxiana Ltd	8,018
7,150	*,e	Pacific Metals Co Ltd	215
6,600		Pack Corp	247
18,600		Packages Ltd	92
432,720		Packaging Corp of America	48,768
124,224		Pact Group Holdings Ltd	525
1,206,507		Pan African Resources plc	121
90,858		Pan American Silver Corp	1,465
264,812		Papeles y Cartones de Europa S.A.	4,625
303,600	*	Pelat Timah Nusantara Tbk PT	106
700,094		Petkim Petrokimya Holding	1,442
320,703	*,e	Petra Diamonds Ltd	296
10,858,616		Petronas Chemicals Group BHD	22,879
70,718		PH Glatfelter Co	1,452
97,623		PhosAgro OAO (GDR)	1,419
61,122		PI Industries Ltd	836
829,781	*,e	Pilbara Minerals Ltd	537
38,648	e	Plastivaloire	869
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,271,828	*	Platform Specialty Products Corp	$12,248
164,184		PolyOne Corp	6,981
3,924		Polyus PJSC (GDR)	153
1,702		Poongsan	80
158,297		Poongsan Corp	5,755
634,026		Portucel Empresa Produtora de Pasta e Papel S.A.	3,735
102,581		POSCO	32,744
12,346		POSCO Refractories & Environment Co Ltd	554
906,068	*	PPC Ltd	601
370,510		PPG Industries, Inc	41,349
47,344	*	PQ Group Holdings, Inc	661
853,445		Praxair, Inc	123,152
564,645	*	Premier Gold Mines Ltd	1,236
3,662,300		Press Metal BHD	4,326
91,377	*,e	Pretium Resources, Inc	607
76,163	*	Prism Cement Ltd	128
4,998,704	*	PT Aneka Tambang Tbk	284
1,661,243		PT Indocement Tunggal Prakarsa Tbk	1,943
2,426,098	*	PT Krakatau Steel Tbk	77
8,218,300	*,†,m	PT Sekawan Intipratama Tbk	0	^
2,897,138		PT Semen Gresik Persero Tbk	2,185
1,852,757		PT Timah Tbk	131
1,725,800		PT Wijaya Karya Beton Tbk	65
1,906,777		PTT Global Chemical PCL (Foreign)	5,796
7,630		Qatar National Cement Co	117
21,879		Quaker Chemical Corp	3,241
264,380	†,e,m	Quintis Ltd	2
49,682		Rain Commodities Ltd	290
31,833		Rallis India Ltd	117
10,652	*	Ramaco Resources, Inc	77
83,811		Randgold Resources Ltd	6,963
79,248	e	Rayonier Advanced Materials, Inc	1,701
23,006		Recticel S.A.	289
1,033,910		Regis Resources Ltd	3,625
181,470		Reliance Steel & Aluminum Co	15,559
124,167	e	Rengo Co Ltd	1,073
444,127		Resolute Mining Ltd	429
14,438	*	Rhi Magnesita NV	882
570,321		Rio Tinto Ltd	32,310
2,215,573		Rio Tinto plc	112,427
40,749	*	Royal Bafokeng Platinum Ltd	89
138,959		Royal Gold, Inc	11,932
486,356		RPC Group plc	5,288
59,008		RPM International, Inc	2,813
31,814	*	Ryerson Holding Corp	259
10,630		Sa des Ciments Vicat	803
8,800		Sakai Chemical Industry Co Ltd	228
79,900		Sakata INX Corp	1,191
163,505		Salzgitter AG.	8,364
10,821		Samsung Fine Chemicals Co Ltd	727
327,651		San Fang Chemical Industry Co Ltd	368
865,035		Sandfire Resources NL	4,928
103,707	*,e	Sandstorm Gold Ltd	494
32,408		Sanyo Chemical Industries Ltd	1,524
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

141,800		Sanyo Special Steel Co Ltd	$3,585
506,894		Sappi Ltd	3,263
413,274	*	Saracen Mineral Holdings Ltd	570
187,000		Satipel Industrial S.A.	671
85,720		Scapa Group plc	590
326,173	*,e	Schmolz + Bickenbach AG.	254
44,093		Schnitzer Steel Industries, Inc (Class A)	1,426
121,022		Schweitzer-Mauduit International, Inc	4,738
112,100		Scientex BHD	242
93,945	e	Scotts Miracle-Gro Co (Class A)	8,056
20,812	*,e	Seabridge Gold, Inc	226
56,486		Seah Besteel Corp	1,406
19,814		SeAH Steel Corp	1,558
170,113		Sealed Air Corp	7,279
877,400	e	Sekisui Plastics Co Ltd	9,821
200,378	*	SEMAFO, Inc	577
72,667		Semapa-Sociedade de Investimento e Gestao	1,657
113,387		Sensient Technologies Corp	8,003
2,828,492		Sesa Sterlite Ltd	12,090
402,418		Severstal (GDR)	6,084
12,613	g	SH Kelkar & Co Ltd	51
3,431,500		Shandong Chenming Paper Holdings Ltd	5,842
1,541,271		Shandong Chenming Paper Holdings Ltd (Class B)	2,567
263,000	*	Shanghai Chlor-Alkali Chemical Co Ltd	205
127,543		Shanghai Yaohua Pilkington Glass Co Ltd	73
11,920		Sharda Cropchem Ltd	70
195,263		Sherwin-Williams Co	76,567
21,000		Shikoku Chemicals Corp	312
9,267	*	Shine Co Ltd	283
606,832		Shin-Etsu Chemical Co Ltd	63,298
145,800		Shin-Etsu Polymer Co Ltd	1,557
685,032		Shinkong Synthetic Fibers Corp	227
5,606,000	*	Shougang Concord International Enterprises Co Ltd	157
175,400		Showa Denko KK	7,350
12,753		Shree Cement Ltd	3,176
424,025		Siam Cement PCL (Foreign)	6,703
1,688,198		Sibanye Gold Ltd	1,680
568,439		Sidi Kerir Petrochemcials Co	961
925		Sika AG.	7,256
202,925		Silgan Holdings, Inc	5,651
530,588	e	Silvercorp Metals, Inc	1,429
656,593		Sims Group Ltd	7,376
1,320,000	*,e	Sinofert Holdings Ltd	169
3,386,674		Sinopec Shanghai Petrochemical Co Ltd	2,069
2,512,576	*,e	Sirius Minerals plc	1,075
4,916	*	SK Chemicals Co Ltd	480
4,235		SK Chemicals Co Ltd	163
33,516		SKC Co Ltd	1,212
8,082		SKCKOLONPI, Inc	341
343,240		Smurfit Kappa Group plc	13,935
87,501		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,262
2,068,216		Soda Sanayii AS	2,876
3,474		SODIFF Advanced Materials Co Ltd	488
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

458,019	*,e	SolGold plc	$136
17,836		Solvay S.A.	2,479
8,942		Songwon Industrial Co Ltd	258
125,307		Sonoco Products Co	6,077
5,769,349		South32 Ltd	14,499
13,152		South32 Ltd (W/I)	33
233,394	e	Southern Copper Corp (NY)	12,645
127,854	*	Ssab Svenskt Stal AB (Series A)	724
384,492	*	Ssab Svenskt Stal AB (Series B)	1,781
178,047		Ssangyong Cement Industrial Co Ltd	3,935
87,463	*	SSR Mining, Inc	842
939,853		St Barbara Ltd	2,899
1,206		Stalprodukt S.A.	166
1,536,112		Steel Dynamics, Inc	67,927
5,600	e	Stella Chemifa Corp	168
25,258		Stella-Jones, Inc	892
129,021		Stepan Co	10,732
4,001		STO AG.	561
759,413	e	Stora Enso Oyj (R Shares)	13,963
322,506	*,e	Stornoway Diamond Corp	140
649,221		Sumitomo Bakelite Co Ltd	5,748
1,346,511		Sumitomo Chemical Co Ltd	7,812
330,018		Sumitomo Metal Mining Co Ltd	13,650
458,193	e	Sumitomo Osaka Cement Co Ltd	2,023
7,800	e	Sumitomo Seika Chemicals Co Ltd	374
10,412	e	Sumitomo Titanium Corp	200
527,717	*	Summit Materials, Inc	15,979
501,598	*	SunCoke Energy, Inc	5,397
2,444,500	*,†,e,m	Superb Summit International Group Ltd	31
72,885		Supreme Industries Ltd	1,339
367,488		Suzano Papel e Celulose S.A.	3,713
405,976	e	Svenska Cellulosa AB (B Shares)	4,339
15,752		Symrise AG.	1,268
161,273	*,e	Syrah Resources Ltd	399
11,600	*	T Hasegawa Co Ltd	221
81,400		Ta Ann Holdings BHD	64
2,120,741		TA Chen Stainless Pipe	2,053
213		Taekwang Industrial Co Ltd	252
715,339		Tahoe Resources, Inc	3,355
173,175		Tahoe Resources, Inc (Toronto)	813
177,430		Taiheiyo Cement Corp	6,373
3,204,728		Taiwan Cement Corp	4,043
409,000		Taiwan Fertilizer Co Ltd	544
142,725		Taiwan Hon Chuan Enterprise Co Ltd	275
3,243,329		Taiwan Styrene Monomer	2,439
10,600		Taiyo Ink Manufacturing Co Ltd	456
26,933		Taiyo Nippon Sanso Corp	408
25,300		Takasago International Corp	745
174,300		Takiron Co Ltd	1,135
6,100	*,e	Tanaka Chemical Corp	90
437,223	*	Taseko Mines Ltd	516
886,314		Tata Steel Ltd	7,842
9,300	e	Tayca Corp	243
5,366		Technosemichem Co Ltd	296
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

818,598		Teck Cominco Ltd	$21,082
1,987,937		Teijin Ltd	37,776
9,100		Tenma Corp	175
16,643	*	Tessenderlo Chemie NV	698
4,595,900		ThyssenKrupp AG.	120,009
20,911	e	Tikkurila Oy	402
69,880		Time Technoplast Ltd	173
187,499	*,e	TimkenSteel Corp	2,848
43,799		Titan Cement Co S.A.	1,090
21,741	*,e	TMAC Resources, Inc	134
58,300		Toagosei Co Ltd	690
18,100	e	Toho Titanium Co Ltd	204
92,844		Toho Zinc Co Ltd	4,376
109,600		Tokai Carbon Co Ltd	1,632
6,400		Tokushu Tokai Holdings Co Ltd	246
40,000	e	Tokuyama Corp	1,268
21,400		Tokyo Ohka Kogyo Co Ltd	778
54,300	e	Tokyo Steel Manufacturing Co Ltd	438
352,750		Ton Yi Industrial Corp	158
80,511	b	Tong Yang Major Corp	137
1,092,000	*	Tongfang Kontafarma Holdings Ltd	61
22,319		Tongyang Cement & Energy Corp	72
72,700		Topy Industries Ltd	2,100
362,190		Toray Industries, Inc	3,445
132,261	*	Torex Gold Resources, Inc	812
735,472		Tosoh Corp	14,504
410,000		Toyo Ink Manufacturing Co Ltd	2,567
31,900		Toyo Kohan Co Ltd	215
125,907		Toyo Seikan Kaisha Ltd	1,879
947,667		Toyobo Co Ltd	18,678
34,132	*	Trecora Resources	464
40,932		Tredegar Corp	735
435,594	*	Trevali Mining Corp	440
99,111		Trinseo S.A.	7,339
9,267,429	a,n	Tronox Ltd	170,891
376,000		TSRC Corp	386
64,815	e	Tubacex S.A.	269
451,000		Tung Ho Steel Enterprise Corp	382
709,754	*	Turquoise Hill Resources Ltd	2,171
451,464		UBE Industries Ltd	13,229
14,818		Uflex Ltd	78
11,752	*	UFP Technologies, Inc	347
106,049		Ultra Tech Cement Ltd	6,455
43,012		Umicore S.A.	2,279
2,934		Unid Co Ltd	139
1,073,930	*	United Phosphorus Ltd	12,105
3,795		United States Lime & Minerals, Inc	278
417,679		United States Steel Corp	14,698
249,676		Universal Cement Corp	190
11,734,095		UPC Technology Corp	7,626
1,031,755		UPM-Kymmene Oyj	38,251
26,169	*,e	US Concrete, Inc	1,581
1,900,487		USI Corp	953
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

262,600	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	$869
4,068,145		Vale S.A.	52,012
122,113		Valhi, Inc	740
2,816,918		Valvoline, Inc	62,338
45,900		Vedanta Resources plc	456
78,644	*	Verso Corp	1,324
225,863		Victrex plc	8,143
7,736		Vinati Organics Ltd	107
145,600		Vinythai PCL	155
214,524		Voestalpine AG.	11,253
4,454,730		Volcan Cia Minera S.A.	1,657
141,755		Vulcan Materials Co	16,184
109,236		Wacker Chemie AG.	17,951
53,893	e	Warrior Met Coal, Inc	1,510
6,592,200		Waskita Beton Precast Tbk PT	199
49,465		Welspun-Gujarat Stahl Ltd	104
1,532,000	*	West China Cement Ltd	293
261,840		West Fraser Timber Co Ltd	17,399
167,195		Western Areas NL	408
772,391		Western Forest Products, Inc	1,553
115,261	*	Westgold Resources Ltd	134
170,261		Westlake Chemical Corp	18,925
600,797		WestRock Co	38,553
659,420		Wheaton Precious Metals Corp	13,436
3,706,714		Wienerberger AG.	92,687
54,639		Winpak Ltd	2,055
2,123	*	Wonik Materials Co Ltd	113
187,975	*	Worthington Industries, Inc	8,068
1,575,073		WR Grace and Co	96,442
15,800	e	W-Scope Corp	218
435,000	*	Xinjiang Xinxin Mining Industry Co Ltd	58
701,753		Yamana Gold, Inc	1,939
22,300		Yamato Kogyo Co Ltd	615
203,443		Yara International ASA	8,693
59,573		Yeong Guan Energy Technology Group Co Ltd	177
1,941,100		Yeun Chyang Industrial Co Ltd	1,736
653,551		Yieh Phui Enterprise	244
73,400		Yodogawa Steel Works Ltd	1,961
5,415		Youlchon Chemical Co Ltd	82
231,000	*	Youyuan International Holdings Ltd	94
668,285	*	Yuen Foong Yu Paper Manufacturing Co Ltd	300
514,906		Yule Catto & Co plc	3,474
46,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	131
32,744		Zaklady Azotowe w Tarnowie-Moscicach S.A.	536
445,212		Zeon Corp	6,468
630,000	e	Zhaojin Mining Industry Co Ltd	498
17,240		Zignago Vetro S.p.A.	176
7,024,731		Zijin Mining Group Co Ltd	3,198
		TOTAL MATERIALS	6,360,554

MEDIA - 2.2%
283,900		ABB ASEA Brown Boveri Ltd	6,595
1,200,000		ABS-CBN Holdings Corp (ADR)	644
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

88,057	e	Aimia, Inc	$118
11,487,467	*,e	Alibaba Pictures Group Ltd	1,502
378,179	*,e	Altice NV (Class A)	3,125
553	*	Altice NV (Class B)	5
85,880	e	AMC Entertainment Holdings, Inc	1,207
143,023	*	AMC Networks, Inc	7,394
12,100	e	Amuse, Inc	344
347,851	e	Antena 3 de Television S.A.	3,319
814		APG SGA S.A.	344
99,110	e	APN Outdoor Group Ltd	356
77,940	*	Arnoldo Mondadori Editore S.p.A.	164
237,020		Ascential plc	1,387
7,063,500		Asian Pay Television Trust	2,864
1,174,870		Astro Malaysia Holdings BHD	621
19,259	e	Avex Group Holdings, Inc	273
42,606		Axel Springer AG.	3,564
9,165		Beasley Broadcasting Group, Inc	104
519,600		BEC World PCL (Foreign)	210
75,962	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	72
1,269,093		Borussia Dortmund GmbH & Co KGaA	7,989
2,424		Cable One, Inc	1,666
43,085	e	Cairo Communication S.p.A.	194
2,964,930		CBS Corp (Class B)	152,368
40,293	*	Central European Media Enterprises Ltd (Class A)	166
145,228	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	610
341,702	*	Charter Communications, Inc	106,344
54,509		Cheil Communications, Inc	935
161,865	*,†,m	Chennai Super Kings Cricket Ltd	6
317,258	e	Cinemark Holdings, Inc	11,951
37,620	e	Cineplex Galaxy Income Fund	915
567,620		Cineworld Group plc	1,881
8,214		CJ CGV Co Ltd	525
20,353		CJ E&M Corp	1,768
14,788		CJ Hellovision Co Ltd	118
61,059		Clear Channel Outdoor Holdings, Inc (Class A)	299
72,923		Cogeco Communications, Inc	3,993
31,439	e	Cogeco, Inc	1,671
39,247	*,e	Cogint, Inc	98
18,845,146		Comcast Corp (Class A)	643,939
71,480	*	Corus Entertainment, Inc	336
28,415		CTS Eventim AG.	1,332
528,500		CyberAgent, Inc	27,460
469,199		Cyfrowy Polsat S.A.	3,424
25,300		Daiichikosho Co Ltd	1,331
1,976	*,e	Daily Journal Corp	451
173,541		Daily Mail & General Trust	1,572
93,748		Dentsu, Inc	4,143
8,040,000	*,e	Digital Domain Holdings Ltd	177
126,416	*,e	Discovery Communications, Inc (Class A)	2,709
271,254	*	Discovery Communications, Inc (Class C)	5,295
971,475	*	DISH Network Corp (Class A)	36,809
44,081	e	Emerald Expositions Events, Inc	859
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

209,519	e	Entercom Communications Corp (Class A)	$2,022
287,759		Entertainment One Ltd	1,139
380,192		Entravision Communications Corp (Class A)	1,787
51,757	*,e	Eros International plc	564
4,000,000	*	eSun Holdings Ltd	662
222,696		Eutelsat Communications	4,414
93,842		EW Scripps Co (Class A)	1,125
3,879	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	33
354,000		Fuji Television Network, Inc	6,022
185,129	e	Gannett Co, Inc	1,848
244,819	*	GCI Liberty, Inc	12,941
623,009		Gestevision Telecinco S.A.	6,346
131,136	*	Gray Television, Inc	1,665
2,099,427		Grupo Televisa S.A.	6,678
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	58
25,397		Hakuhodo DY Holdings, Inc	351
29,074	*	Hemisphere Media Group, Inc	327
149,295	e	HT&E Ltd	222
590,000	*,e	Huanxi Media Group Ltd	143
3,930,000	*,e	Huayi Tencent Entertainment Co Ltd	197
23,818		Hyundai Hy Communications & Network Co	98
273,724	*	IBN18 Broadcast Ltd	284
660,707	*,e	I-Cable Communications Ltd	17
75,300	*,g	IMAX China Holding, Inc	240
589,669	*	Imax Corp	11,322
662,594		Informa plc	6,676
4,873		Innocean Worldwide, Inc	295
26,434	*	Inox Leisure Ltd	108
2,729,272		Interpublic Group of Cos, Inc	62,855
61,957		IPSOS	2,435
286,323		ITE Group plc	627
4,081,078		ITV plc	8,261
112,047		Jagran Prakashan Ltd	298
230,985		JC Decaux S.A.	8,033
21,128	*	Jcontentree Corp	159
4,472,752		John Fairfax Holdings Ltd	2,337
56,904		John Wiley & Sons, Inc (Class A)	3,625
262,771	*,e	Juventus Football Club S.p.A.	209
70		Kabel Deutschland Holding AG.	9
33,132	e	Kadokawa Dwango Corp	343
8,205		Kinepolis Group NV	545
47,390		KT Skylife Co Ltd	544
17,751		Lagardere S.C.A.	507
16,134	*,e	Liberty Braves Group (Class A)	367
58,824	*	Liberty Braves Group (Class C)	1,342
55,340	*	Liberty Broadband Corp (Class A)	4,693
199,261	*	Liberty Broadband Corp (Class C)	17,075
8,842	*	Liberty Global plc	269
200,290	*	Liberty Global plc (Class A)	6,271
380	*,e	Liberty Latin America Ltd	7
135	*	Liberty Latin America Ltd	3
43,494	*	Liberty Media Group (Class A)	1,274
351,712	*,e	Liberty Media Group (Class C)	10,850
176,742	*	Liberty SiriusXM Group (Class A)	7,264
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

365,915	*	Liberty SiriusXM Group (Class C)	$14,948
244,865	e	Lions Gate Entertainment Corp (Class A)	6,325
274,503	e	Lions Gate Entertainment Corp (Class B)	6,610
393,867	*	Live Nation, Inc	16,598
3,721		Loen Entertainment, Inc	386
22,056	*,e	Loral Space & Communications, Inc	919
73,997		M6-Metropole Television	1,906
112,000	*,e	Macromill, Inc	3,461
45,840	*	Madison Square Garden Co	11,267
301,000		Major Cineplex Group PCL-Foreign	275
615,346	*	MDC Partners, Inc	4,430
280,195		Mediaset S.p.A.	1,073
166,152	e	Meredith Corp	8,939
40,303		Modern Times Group AB (B Shares)	1,639
103,234	*	MSG Networks, Inc	2,333
242,900		Multiplus S.A.	2,270
8,450,000		Nan Hai Corp Ltd	237
2,128		Nasmedia Co Ltd	188
751,714		Naspers Ltd (N Shares)	183,954
148,442		National CineMedia, Inc	770
34,096		Navneet Publications India	75
83,797		New Media Investment Group, Inc	1,436
242,182		New York Times Co (Class A)	5,837
239,854		News Corp	3,790
98,455		News Corp (Class B)	1,585
75,055	e	Nexstar Broadcasting Group, Inc (Class A)	4,991
32,400	e	Next Co Ltd	287
3,356,704		Nine Entertainment Co Holdings Ltd	5,895
238,138	e	Omnicom Group, Inc	17,305
80,272	e	oOh!media Ltd	285
507,052		Pearson plc	5,346
658,000		Phoenix Satellite Television Holdings Ltd	75
661,900		Plan B Media PCL	124
52,900		Poly Culture Group Corp Ltd	94
232,105		ProSiebenSat. Media AG.	8,039
7,500		Proto Corp	117
14,785,000	*	PT Bhakti Investama Tbk	121
4,386,400		PT Global MediaCom Tbk	171
3,067,200		PT Media Nusantara Citra Tbk	317
360,664		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,126
4,855,636		PT Surya Citra Media Tbk	961
5,297,100	*	PT Visi Media Asia Tbk	125
39,836		Publicis Groupe S.A.	2,774
25,874		PVR Ltd	485
385,677		Quebecor, Inc	7,373
55,957	g	RAI Way S.p.A	310
369	*	RCS MediaGroup S.p.A.	1
33,165	*	Reading International, Inc	552
1,813,031		Reed Elsevier NV	37,582
1,198,485		Reed Elsevier plc	24,619
16,368	*,m	Rovi Guides, Inc	57
322,700	*	RS PCL	301
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

10,849		RTL Group	$901
8,768		Saga Communications, Inc	327
24,183		Salem Communications	87
136,612		Sanoma-WSOY Oyj	1,604
25,218		SBS Media Holdings Co Ltd	70
16		Schibsted ASA	0	^
72,040		Schibsted ASA (B Shares)	1,844
46,406		Scholastic Corp	1,802
38,000		Septeni Holdings Co Ltd	132
287,147		SES Global S.A.	3,887
314,141		Shaw Communications, Inc (B Shares)	6,052
5,100		Shochiku Co Ltd	723
17,528		SHOWBOX Corp	99
170,864	e	Sinclair Broadcast Group, Inc (Class A)	5,348
409,277	e	Singapore Press Holdings Ltd	790
3,429,314	e	Sirius XM Holdings, Inc	21,399
130,938	*	SITI Networks Ltd	30
1,280,357		Sky Network Television Ltd	2,132
960,200		Sky Perfect Jsat Corp	4,319
998,586		Sky plc	18,186
10,660	*	SM Entertainment Co	470
653,600	e	SMI Holdings Group Ltd	283
49,000		Smiles Fidelidade S.A.	1,032
235,081		Societe Television Francaise 1	3,192
333,457	*,e	Solocal Group	472
544,941		Southern Cross Media Group	436
26,819		Stroer Out-of-Home Media AG.	1,874
1,100,000		T4F Entretenimento S.A.	3,532
137,843		TEGNA, Inc	1,570
8,970	*	Telenet Group Holding NV	600
179,643	e	Television Broadcasts Ltd	597
3,285,436		Time Warner, Inc	310,737
7,500		Toei Animation Co Ltd	247
105,488		Toei Co Ltd	11,280
121,605		Toho Co Ltd	4,048
124,900		Tohokushinsha Film Corp	900
208,100		Tokyo Broadcasting System, Inc	4,426
20,186		Townsquare Media, Inc	160
78,449		Tribune Co	3,178
106,949	*	tronc, Inc	1,756
14,000		TV Asahi Corp	309
681,500	e	TV Azteca S.A. de C.V.	97
1,524,999		Twenty-First Century Fox, Inc	55,952
1,159,000		Twenty-First Century Fox, Inc (Class B)	42,153
226,091		UBM plc	2,976
29,200		Vector, Inc	677
1,185,600		VGI Global Media PCL	299
434,493		VHQ Media Holdings Ltd	2,477
18,805	e	Viacom, Inc	745
1,674,698		Viacom, Inc (Class B)	52,016
47,077		Village Roadshow Ltd	113
1,637,600	*,e	Viva China Holdings Ltd	187
538,762		Vivendi Universal S.A.	13,973
3,946,013		Walt Disney Co	396,338
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

2,484,417		West Australian Newspapers Holdings Ltd	$1,039
42,223	*,e	WideOpenWest, Inc	302
91,200		Workpoint Entertainment PCL	186
356,448	e	World Wrestling Entertainment, Inc (Class A)	12,836
31,200		Wowow, Inc	997
216,120		WPP AUNZ Ltd	153
2,950,125		WPP plc	46,882
5,975	e	YG Entertainment, Inc	176
196,907	*	Zee Entertainment Enterprises Ltd	217
666,061		ZEE Telefilms Ltd	5,912
21,150		Zenrin Co Ltd	445
		TOTAL MEDIA	2,724,995

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,059,500	*,e,g	3SBio, Inc	2,413
51,671	*,e	AB Science S.A.	522
4,689,970		AbbVie, Inc	443,906
414,630		Abcam plc	7,201
48,090	*,e	Abeona Therapeutics, Inc	690
38,558	*	Ablynx NV	2,113
274,022	*,e	Acadia Pharmaceuticals, Inc	6,157
44,607	*,e	Accelerate Diagnostics, Inc	1,019
63,964	*	Acceleron Pharma, Inc	2,501
58,617	*,e	Achaogen, Inc	759
710,136	*	Achillion Pharmaceuticals, Inc	2,635
188,028	*,e	Aclaris Therapeutics, Inc	3,294
105,962	*	Acorda Therapeutics, Inc	2,506
29,353	*,e	Adamas Pharmaceuticals, Inc	702
262,233		Adcock Ingram Holdings Ltd	1,577
122,800	*,e	Aduro Biotech, Inc	1,142
73,700	*,e	Advaxis, Inc	125
68,585	*,e	Aerie Pharmaceuticals, Inc	3,721
136,039	*,e	Agenus, Inc	641
1,428,263		Agilent Technologies, Inc	95,551
85,984	*,e	Agios Pharmaceuticals, Inc	7,032
6,440	*,e	Aileron Therapeutics, Inc	52
60,018	*,e	Aimmune Therapeutics, Inc	1,910
49,580		Ajanta Pharma Ltd	1,064
37,963	*,e	Akcea Therapeutics, Inc	972
193,903	*	Akebia Therapeutics, Inc	1,848
61,738	*	Akorn, Inc	1,155
141,126	*,e	Alder Biopharmaceuticals, Inc	1,792
73,911		Alembic Pharmaceuticals Ltd	626
1,485,604	*	Alexion Pharmaceuticals, Inc	165,585
3,692		ALK-Abello AS	463
96,224	*	Alkermes plc	5,577
14,678	*	Allena Pharmaceuticals, Inc	162
2,275,593		Allergan plc	382,960
99,367	*	Alnylam Pharmaceuticals, Inc	11,835
200,895	*,e	AMAG Pharmaceuticals, Inc	4,048
1,705,350		Amgen, Inc	290,728
4,438	*	Amicogen, Inc	284
459,167	*,e	Amicus Therapeutics, Inc	6,906
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

106,168	*	Amphastar Pharmaceuticals, Inc	$1,991
62,120	*,e	AnaptysBio, Inc	6,465
82,811	*,e	Anavex Life Sciences Corp	229
38,215	*	ANI Pharmaceuticals, Inc	2,225
19,289	*,e	Apellis Pharmaceuticals, Inc	426
373,184	*,e	Aphria, Inc	3,328
116,910	*	Aratana Therapeutics, Inc	516
63,039	*	Ardelyx, Inc	318
207,660	*	Arena Pharmaceuticals, Inc	8,203
10,874	*,e	ARMO BioSciences, Inc	407
935,263	*	Array Biopharma, Inc	15,263
1,668	*,e	Arsanis, Inc	38
100,817		Ascendis Health Ltd	84
62,900		ASKA Pharmaceutical Co Ltd	993
498,254		Aspen Pharmacare Holdings Ltd	10,932
82,886	*	Assembly Biosciences, Inc	4,073
1,375,633		Astellas Pharma, Inc	21,042
66,199	*,e	Asterias Biotherapeutics, Inc	96
1,394,265		AstraZeneca plc	95,843
709,545	e	AstraZeneca plc (ADR)	24,813
56,464	*,e	Atara Biotherapeutics, Inc	2,202
10,573	*	ATGen Co Ltd	198
11,387	*,e	Athenex, Inc	194
162,344	*,e	Athersys, Inc	297
36,268	*	Audentes Therapeutics, Inc	1,090
28,873	*,e	Aurinia Pharmaceuticals, Inc	152
322,987		Aurobindo Pharma Ltd	2,783
251,567	*,e	Aurora Cannabis, Inc	1,816
59,467	*	Avexis, Inc	7,349
59,855	*,e	Axovant Sciences Ltd	80
2,467		Bachem Holding AG.	325
16,601	*,e	Basilea Pharmaceutica	1,154
159,922	*,e	Bavarian Nordic AS	5,019
931,234		Bayer AG.	104,981
155,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	292
47,025	*,e	Bellicum Pharmaceuticals, Inc	308
86,159		Biocon Ltd	790
312,066	*,e	BioCryst Pharmaceuticals, Inc	1,489
42,272		Biogaia AB (B Shares)	2,135
675,896	*	Biogen Idec, Inc	185,074
66,544	*,e	Biohaven Pharmaceutical Holding Co Ltd	1,714
672,389	*	BioMarin Pharmaceutical, Inc	54,511
64,510	*	Bio-Rad Laboratories, Inc (Class A)	16,133
28,567	*	Biospecifics Technologies Corp	1,267
200,455		Biotage AB	1,719
91,547		Bio-Techne Corp	13,827
11,737		Biotest AG. (Preference)	383
390,132	*,e	BioTime, Inc	1,049
121,323	*	Biovitrum AB	2,172
187,732	*	Bluebird Bio, Inc	32,055
86,978	*	Blueprint Medicines Corp	7,976
11,346		Boiron S.A.	956
2,720		Boryung Pharmaceutical Co Ltd	148
5,360,713	n	Bristol-Myers Squibb Co	339,065
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

357,474		Bruker BioSciences Corp	$10,696
266,522	*	BTG plc	2,530
16,377		Bukwang Pharmaceutical Co Ltd	386
188,278		Cadila Healthcare Ltd	1,099
106,538	*,e	Calithera Biosciences, Inc	671
12,637	*,e	Calyxt, Inc	166
55,620	*	Cambrex Corp	2,909
9,311	*,e	Camurus AB	132
128,373	*,e	Canopy Growth Corp	3,354
11,394		Caplin Point Laboratories Ltd	100
44,433	*,e	Cara Therapeutics Inc	550
1,972		Caregen Co Ltd	166
593,136	*	Catalent, Inc	24,354
304,545	*	Catalyst Pharmaceuticals, Inc	728
4,647	*	Celcuity, Inc	77
2,085,720	*	Celgene Corp	186,067
3,425		Cell Biotech Co Ltd	157
221,223	*	Celldex Therapeutics, Inc	515
13,733	*	Cellectis S.A.	435
9,121	*,e	Celltrion Pharm Inc	732
88,199	*,e	Celltrion, Inc	26,384
3,443	*	Celyad S.A.	120
123,852	*	Center Laboratories, Inc	261
121,930	*	Charles River Laboratories International, Inc	13,015
193,122	*	ChemoCentryx, Inc	2,626
112,974	*	Chimerix, Inc	587
10,235,300	*,†,e,m	China Animal Healthcare Ltd	13
1,382,900		China Medical System Holdings Ltd	3,168
6,650,000	*,e	China Regenerative Medicine International Ltd	132
1,962,500	g	China Resources Pharmaceutical Group Ltd	2,760
624,000		China Shineway Pharmaceutical Group Ltd	955
36,573		Chong Kun Dang Pharm Corp	2,513
27,685		Chong Kun Dang Pharmaceutical Corp	3,340
7,139		Choongwae Pharma Corp	285
509,198		Chugai Pharmaceutical Co Ltd	25,851
601,032		Cipla Ltd	5,038
2,328,000		CK Life Sciences International Holdings, Inc	169
0		Clal Biotechnology Industries Ltd	0	^
50,106	*,e	Clearside Biomedical, Inc	538
65,239		Clinigen Group plc	818
143,707	*	Clovis Oncology, Inc	7,588
49,845	*	CMG Pharmaceutical Co Ltd	318
65,400		CMIC Co Ltd	1,705
64,208	*,e	Codexis, Inc	706
963,309	*,e	Coherus Biosciences, Inc	10,645
43,534	*,e	Collegium Pharmaceutical, Inc	1,112
130,073	*	Concert Pharmaceuticals Inc	2,979
1,535,000		Consun Pharmaceutical Group Ltd	1,644
123,160	*,e	Contatus Pharmaceuticals, Inc	723
91,400	*,e	Corbus Pharmaceuticals Holdings, Inc	558
297,555	*,e	Corcept Therapeutics, Inc	4,895
41,353	*,e	Corium International, Inc	474
16,558	*	Corvus Pharmaceuticals, Inc	191
4,993	e	COSMO Pharmaceuticals NV	690
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

12,419	*	CrystalGenomics, Inc	$291
608,179		CSL Ltd	73,272
10,048,961		CSPC Pharmaceutical Group Ltd	27,087
6,898	*,e	Cue Biopharma, Inc	97
560,092	*	Curis, Inc	366
106,610	*	Cytokinetics, Inc	768
188,490	*	CytomX Therapeutics, Inc	5,363
6,551		Dae Hwa Pharmaceutical Co Ltd	186
94,387		Daewon Pharmaceutical Co Ltd	1,818
328,835		Daewoong Co Ltd	6,522
2,758		Daewoong Pharmaceutical Co Ltd	526
762,652		Daiichi Sankyo Co Ltd	25,584
251,000		Dawnrays Pharmaceutical Holdings Ltd	138
10,163	*,e	DBV Technologies S.A.	480
203,484		Dechra Pharmaceuticals plc	7,499
13,708	*	Deciphera Pharmaceuticals, Inc	275
25,554	*,e	Denali Therapeutics, Inc	503
94,576	*	Depomed, Inc	623
63,880	*,e	Dermira, Inc	510
156,002	*	Dishman Carbogen Amcis India Ltd	773
206,530		Divi S Laboratories Ltd	3,480
2,021		Dong-A Pharmaceutical Co Ltd	254
2,924		Dong-A ST Co Ltd	314
24,707		DongKook Pharmaceutical Co Ltd	1,638
9,935	*,e	Dova Pharmaceuticals, Inc	269
112,459		Dr Reddy’s Laboratories Ltd	3,613
397,170	*	Durect Corp	850
147,652	*,e	Dynavax Technologies Corp	2,931
13,928	*,e	Eagle Pharmaceuticals, Inc	734
33,410	*,e	Edge Therapeutics, Inc	39
349,476	*,e	Editas Medicine, Inc	11,585
32,521		Eisai Co Ltd	2,094
1,474,038		Eli Lilly & Co	114,046
209,348	*	Emergent Biosolutions, Inc	11,022
26,931	*	Enanta Pharmaceuticals, Inc	2,179
200,345	*	Endo International plc	1,190
649,379	*	Enzo Biochem, Inc	3,559
81,125	*,e	Epizyme, Inc	1,440
76,800		EPS Co Ltd	1,577
20,501	*,g	Eris Lifesciences Ltd	253
29,606	*,e	Esperion Thereapeutics, Inc	2,141
13,326		Eurofins Scientific	7,022
17,945	*,e	Evolus, Inc	162
207,391	*,e	Evotec AG.	4,079
319,307	*,e	Exact Sciences Corp	12,878
1,047,022	*	Exelixis, Inc	23,192
469,990		Faes Farma S.A. (Sigma)	1,720
78,537	*,e	Fate Therapeutics, Inc	766
68,442		FDC Ltd	261
222,012	*	FibroGen, Inc	10,257
53,470	*	Five Prime Therapeutics, Inc	919
51,799	*,e	Flexion Therapeutics Inc	1,161
65,070	*	Fluidigm Corp	380
69,482	*,e	Fortress Biotech, Inc	316
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

24,394	*,e	Foundation Medicine, Inc	$1,921
20,300		Fuji Pharma Co Ltd	930
21,688	*	G1 Therapeutics, Inc	804
24,931	*,e	Galapagos NV	2,488
38,626	*,g	Galenica AG.	2,044
6,953	*	Genexine Co Ltd	674
17,370	*,e	Genfit	501
22,986	*	Genmab AS	4,952
243,213	*,e	Genocea Biosciences Inc	255
78,093	*	Genomic Health, Inc	2,443
469,400	*,e	Genomma Lab Internacional S.A. de C.V.	509
472,000	e	Genscript Biotech Corp	1,555
65,413		Genus plc	2,138
248,356	*,e	Geron Corp	1,055
47,334		Gerresheimer AG.	3,890
4,432,744		Gilead Sciences, Inc	334,185
3,873,730		GlaxoSmithKline plc	75,232
106,884		Glenmark Pharmaceuticals Ltd	867
66,412	*	Global Blood Therapeutics, Inc	3,208
76,000	*,e	GNI Group Ltd	376
220,808		Granules India Ltd	353
3,433		Green Cross Cell Corp	182
3,492		Green Cross Corp	663
14,065		Green Cross Holdings Corp	528
184,249		Grifols S.A.	5,224
8	*,m	GW Pharmaceuticals plc	0	^
139,687	e	H Lundbeck AS	7,846
395,640	*	Halozyme Therapeutics, Inc	7,751
15,607	*	Han All Pharmarceutical Co	480
3,428		Handok Pharmaceuticals Co Ltd	118
13,277	e	Hanmi Holdings Co Ltd	1,187
20,510	e	Hanmi Pharm Co Ltd	10,044
13,946	*,e	Hansa Medical AB	397
4,400	*,e	HEALIOS KK	83
91,946	*,e	Heron Therapeutics, Inc	2,538
81,650	e	Hikma Pharmaceuticals plc	1,389
21,026		Hisamitsu Pharmaceutical Co, Inc	1,625
377,392	*	Horizon Pharma plc	5,359
2,548,684	*,e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,404	*	Hugel, Inc	792
3,307		Humedix Co Ltd	140
2,493		Huons Co Ltd	254
24,719	*,e	Hutchison China MediTech Ltd	1,406
307,067		Hypermarcas S.A.	3,363
226,742	*,e	Idera Pharmaceuticals, Inc	417
63,796	*	Idorsia Ltd	1,535
53,302		Il Dong Pharmaceutical Co Ltd	1,206
700,939	*	Illumina, Inc	165,716
7,945		Ilyang Pharmaceutical Co Ltd	303
74,192	*,e	Immune Design Corp	245
575,357	*,e	Immunogen, Inc	6,053
174,268	*,e	Immunomedics, Inc	2,546
148,045	*	Impax Laboratories, Inc	2,879
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

466,298	*	Incyte Corp	$38,857
1,310,561	*	Indivior plc	7,492
377,000	*	Indofarma Persero Tbk PT	156
24,284	*,e	Innate Pharma S.A.	171
268,126	*,e	Innoviva, Inc	4,470
134,115	*,e	Inovio Pharmaceuticals, Inc	632
198,859	*,e	Insmed, Inc	4,478
38,547	*,e	Insys Therapeutics, Inc	233
26,390	*,e	Intellia Therapeutics, Inc	557
45,954	*,e	Intercept Pharmaceuticals, Inc	2,827
153,400	*	Intersect ENT, Inc	6,029
194,325	*	Intra-Cellular Therapies, Inc	4,091
110,969	*,e	Intrexon Corp	1,701
7,215	*,e	iNtRON Biotechnology, Inc	301
70,166	*,e	Invitae Corp	329
214,171	*,e	Ionis Pharmaceuticals, Inc	9,441
408,200	*	Iovance Biotherapeutics, Inc	6,899
26,455		Ipca Laboratories Ltd	267
58,362		Ipsen	9,072
281,795	*	IQVIA Holdings, Inc	27,647
231,688	*,e	Ironwood Pharmaceuticals, Inc	3,575
8,500	*	Japan Tissue Engineering Co Lt	149
636,174	*	Jazz Pharmaceuticals plc	96,056
22,200		JCR Pharmaceuticals Co Ltd	1,215
2,563		Jeil Pharmaceutical Co Ltd	147
7,310,266		Johnson & Johnson	936,811
24,276	*,e	Jounce Therapeutics, Inc	543
186,892		Jubilant Organosys Ltd	2,431
67,460		JW Holdings Corp	523
55,600		Kaken Pharmaceutical Co Ltd	3,293
21,921	*,e	Kala Pharmaceuticals, Inc	347
238,756	*	Karyopharm Therapeutics, Inc	3,204
145,540	*,e	Keryx Biopharmaceuticals, Inc	595
45,807	*	Kindred Biosciences Inc	396
63,800		Kissei Pharmaceutical Co Ltd	1,734
174,013	*	Knight Therapeutics, Inc	1,047
4,534	e	Kolon Life Science, Inc	378
21,233	*	Komipharm International Co Ltd	793
106,404		Korea United Pharm Inc	2,763
37,819	*,e	Kura Oncology, Inc	709
197,213		Kwang Dong Pharmaceutical Co Ltd	1,641
59,520		Kyongbo Pharmaceutical Co Ltd	855
140,836		Kyorin Co Ltd	2,661
322,072		Kyowa Hakko Kogyo Co Ltd	6,995
28,416	*,e	La Jolla Pharmaceutical Co	846
36,014		Laboratorios Almirall S.A.	426
46,576	*,e	Lannett Co, Inc	748
22,779	g	Laurus Labs Ltd	176
582,000	e	Lee’s Pharmaceutical Holdings Ltd	763
70,266	*,e	Lexicon Pharmaceuticals, Inc	602
58,863	*,e	Ligand Pharmaceuticals, Inc (Class B)	9,722
4,600	e	Linical Co Ltd	91
56,318		Livzon Pharmaceutical Group, Inc	457
722,134		Lonza Group AG.	170,307
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

34,000	*	Lotus Pharmaceutical Co Ltd	$62
53,515	*	Loxo Oncology, Inc	6,174
150,097		Luminex Corp	3,163
154,058		Lupin Ltd	1,747
695,500	e	Luye Pharma Group Ltd	671
58,761	*	MacroGenics, Inc	1,478
8,042	*,e	Madrigal Pharmaceuticals, Inc	939
86,739	*	Mallinckrodt plc	1,256
123,689		Marksans Pharma Ltd	61
123,517	*,e	Matinas BioPharma Holdings, Inc	94
821,168	*,e	Mayne Pharma Group Ltd	471
127,388	*,e	Medicines Co	4,196
65,860	*,e	MediciNova, Inc	673
44,882	*,e	Medpace Holdings, Inc	1,567
30,685	*	MedReleaf Corp	417
3,782		Medy-Tox, Inc	2,670
213,100		Mega Lifesciences PCL	303
17,947	*,e	Melinta Therapeutics, Inc	133
11,911	*,e	Menlo Therapeutics, Inc	448
36,861		Merck KGaA	3,537
477,898	e	Merrimack Pharmaceuticals, Inc	3,847
12,185	*,e	Mersana Therapeutics, Inc	192
151,811	*,e	Mesoblast Ltd	175
67,934	*	Mettler-Toledo International, Inc	39,064
171,452	*,e	MiMedx Group, Inc	1,195
135,015	*,e	Minerva Neurosciences, Inc	844
53,518	*	Miragen Therapeutics, Inc	375
21,300	e	Mochida Pharmaceutical Co Ltd	1,515
6,726	*	Molecular Partners AG.	184
255,436	*	Momenta Pharmaceuticals, Inc	4,636
16,521	*	Morphosys AG.	1,690
2,792,607	*	Mylan NV	114,972
163,455	*	MyoKardia, Inc	7,977
111,843	*	Myriad Genetics, Inc	3,305
17,900	*,e	NanoCarrier Co Ltd	124
43,459	*	NanoString Technologies, Inc	326
67,220	*,e	NantKwest, Inc	261
93,943		Natco Pharma Ltd	1,093
101,132	*	Natera, Inc	937
9,152	*	Naturalendo Tech Co Ltd	173
409,422	*	Nektar Therapeutics	43,505
93,245	*,e	NeoGenomics, Inc	761
44,939	*,e	Neos Therapeutics, Inc	373
238,277	*	Neurocrine Biosciences, Inc	19,760
129,745	*,e	NewLink Genetics Corp	941
191,250		Nichi-iko Pharmaceutical Co Ltd	2,981
28,400		Nippon Shinyaku Co Ltd	1,922
23,096	*,e	Nordic Nanovector ASA	147
3,737,755		Novartis AG.	302,313
684,091	*,e	Novavax, Inc	1,437
30,781	*,e	Novelion Therapeutics, Inc	108
4,937,881		Novo Nordisk AS	242,874
58,016	*,e	Nymox Pharmaceutical Corp	245
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

67,000	*	OBI Pharma, Inc	$424
57,972	*,e	Ocular Therapeutix, Inc	377
4,523	*,e	Odonate Therapeutics, Inc	96
79,843	*,e	Omeros Corp	892
7,393	*,e	Oncocyte Corp	15
69,100	*	OncoTherapy Science, Inc	142
700,480		Ono Pharmaceutical Co Ltd	22,287
693,532	*,e	Opko Health, Inc	2,198
9,721	*,e	Optinose, Inc	195
168,832	*,e	Organovo Holdings, Inc	174
81,748		Orion Oyj (Class B)	2,502
229,413	*	Otonomy, Inc	964
124,746		Otsuka Holdings KK	6,257
12,597	*,e	Ovid therapeutics, Inc	89
192,402	*,e	Pacific Biosciences of California, Inc	394
138,458	*,e	Pacira Pharmaceuticals, Inc	4,313
2,559,486	*,e	Paion AG.	7,306
120,653	*,e	Paratek Pharmaceuticals, Inc	1,568
258,342	*	PDL BioPharma, Inc	759
44,200	*	PeptiDream, Inc	2,424
3,282	*	Peptron, Inc	207
245,855		PerkinElmer, Inc	18,616
239,409		Perrigo Co plc	19,952
14,744		Pfizer Ltd	496
16,769,996		Pfizer, Inc	595,167
111,452	*,e	Pharma Mar S.A.	226
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	122
139,472		PharmaEngine Inc	696
85,000	*	PharmaEssentia Corp	509
18,902		Pharmally International Holding Co Ltd	245
193,703		Phibro Animal Health Corp	7,690
407,426	*	Pieris Pharmaceuticals, Inc	2,779
119,589		Piramal Healthcare Ltd	4,486
165,913	*	Portola Pharmaceuticals, Inc	5,419
211,361	*	PRA Health Sciences, Inc	17,534
161,551	*	Prestige Brands Holdings, Inc	5,447
4,913	e	Probi AB	258
117,236	*,e	Progenics Pharmaceuticals, Inc	875
1,146,454	*,e	Prometic Life Sciences, Inc	783
71,780	*,e	Protagonist Therapeutics, Inc	617
87,322	*,e	Prothena Corp plc	3,206
16,589,331		PT Kalbe Farma Tbk	1,813
222,160	*	PTC Therapeutics, Inc	6,012
49,545	*,e	Puma Biotechnology, Inc	3,372
486,322	*	QIAGEN NV	15,713
154,564	*	QIAGEN NV	4,997
7,476	*,e	Quanterix Corp	127
37,236	*	Ra Pharmaceuticals, Inc	198
65,830	*,e	Radius Health, Inc	2,366
17,873	*,e	Reata Pharmaceuticals, Inc	367
38,247	e	Recipharm AB	438
72,344		Recordati S.p.A.	2,669
43,173	*	Recro Pharma, Inc	475
134,825	*	Regeneron Pharmaceuticals, Inc	46,428
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

64,224	*	REGENXBIO, Inc	$1,917
65,196	*,e	Repligen Corp	2,359
14,968	*,e	resTORbio, Inc	143
538,040	*	Retrophin, Inc	12,031
51,741	*,e	Revance Therapeutics, Inc	1,594
3,533		Reyon Pharmaceutical Co Ltd	79
12,809	*,e	Rhythm Pharmaceuticals, Inc	255
115,701		Richter Gedeon Rt	2,418
240,386	*	Rigel Pharmaceuticals, Inc	851
540,804		Roche Holding AG.	124,059
163,317		Rohto Pharmaceutical Co Ltd	4,596
177,766	*	Sage Therapeutics, Inc	28,633
54,918		Samjin Pharmaceutical Co Ltd	2,246
16,871	*,g	Samsung Biologics Co Ltd	7,764
9,900	*,e	SanBio Co Ltd	314
396,977	*	Sangamo Biosciences, Inc	7,543
7,376		Sanofi India Ltd	592
1,175,498		Sanofi-Aventis	94,322
228,338		Santen Pharmaceutical Co Ltd	3,824
155,065	*,e	Sarepta Therapeutics, Inc	11,489
20,100	e	Sawai Pharmaceutical Co Ltd	884
6,867,949	*	Schering-Plough Corp	374,097
47,013	*	Schnell Biopharmaceuticals, Inc	187
144,960		Scinopharm Taiwan Ltd	169
2,392	*,e	scPharmaceuticals, Inc	30
53,283		Searle Co Ltd	162
205,938	*,e	Seattle Genetics, Inc	10,779
50,481	*	Seegene, Inc	1,657
1,066,800		Seikagaku Corp	19,519
28,203	*,e	Selecta Biosciences, Inc	287
54,469		Sequent Scientific Ltd	65
39,314	*,e	Seres Therapeutics, Inc	289
94,000		Shandong Xinhua Pharmaceutical Co Ltd	97
166,800	†,m	Shanghai Dingli Technology Dev	120
497,751		Shanghai Fosun Pharmaceutical Group Co Ltd	3,084
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	76
24,800	g	Shanghai Haohai Biological Technology Co Ltd	156
14,815		Shilpa Medicare Ltd	106
291,368		Shionogi & Co Ltd	15,173
756,772		Shire Ltd	37,664
742		Shire plc (ADR)	111
8,882		Siegfried Holding AG.	2,992
8,047	*,e	Sienna Biopharmaceuticals, Inc	151
3,315,000		Sihuan Pharmaceutical Holdings	991
48,501	*,e	SillaJen, Inc	4,937
4,383,205		Sino Biopharmaceutical	8,711
89,975		Sirtex Medical Ltd	1,924
13,533	*	Solid Biosciences, Inc	101
10,700	*,e	Sosei Group	877
47,417	*,e	Spark Therapeutics, Inc	3,157
159,249	*	Spectrum Pharmaceuticals, Inc	2,562
9,653	*,e	Spero Therapeutics, Inc	138
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

4,189,703		SSY Group Ltd	$3,703
44,016		ST Pharm Co Ltd	1,901
51,482		Stada Arzneimittel AG.	5,298
2,269	*	Stallergenes Greer plc	80
76,511	*,e	Stemline Therapeutics, Inc	1,171
26,857		Strides Arcolab Ltd	277
114,113	*,e	Strongbridge Biopharma plc	1,010
452,549	e	Sumitomo Dainippon Pharma Co Ltd	7,560
37,683	*	Sun Pharma Advanced Research Company Ltd	220
725,587		Sun Pharmaceutical Industries Ltd	5,546
160,773	*	Supernus Pharmaceuticals, Inc	7,363
27,298		Suven Life Sciences Ltd	71
91,056	*	Syndax Pharmaceuticals, Inc	1,296
312,167	*	Syneos Health, Inc	11,082
398,627	*,e	Synergy Pharmaceuticals, Inc	729
24,371	g	Syngene International Ltd	225
29,691	*,e	Syros Pharmaceuticals, Inc	385
183,799	*	Taigen Biopharmaceuticals Holdings Ltd	153
146,000	*	TaiMed Biologics, Inc	1,221
12,768		Taisho Pharmaceutical Holdings Co Ltd	1,262
28,600	e	Takara Bio, Inc	583
1,395,529		Takeda Pharmaceutical Co Ltd	68,048
576,945		Tanabe Seiyaku Co Ltd	11,656
4	*,e	Taro Pharmaceutical Industries Ltd	0	^
21,614		Tecan Group AG.	4,577
80,712	*,e	Teligent, Inc	271
773,755	*,e	TESARO, Inc	44,212
136,193	*	Tetraphase Pharmaceuticals, Inc	418
4,068,629	e	Teva Pharmaceutical Industries Ltd (ADR)	69,533
87,742	*,e	TG Therapeutics, Inc	1,246
281,865	*,e	TherapeuticsMD, Inc	1,373
70,745	*,e	Theravance Biopharma, Inc	1,716
724,629		Thermo Fisher Scientific, Inc	149,607
1,636,400		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	1,511
30,643	*,e	Tocagen, Inc	363
339,000		Tong Ren Tang Technologies Co Ltd	566
30,100		Torii Pharmaceutical Co Ltd	801
68,100		Towa Pharmaceutical Co Ltd	4,338
119,456	*	Trevena, Inc	196
45,592		Tsumura & Co	1,585
128,917		TTY Biopharm Co Ltd	439
39,000	*	TWi Pharmaceuticals, Inc	129
140,312		UCB S.A.	11,427
98,973	*	Ultragenyx Pharmaceutical, Inc	5,047
38,972		Unichem Laboratories Ltd	171
401,500	*,e	United Laboratories Ltd	418
78,322	*	United Therapeutics Corp	8,800
466,258	*	Valeant Pharmaceuticals International, Inc	7,423
484,687	*	Vanda Pharmaceuticals, Inc	8,167
61,013	*,e	VBI Vaccines, Inc	214
379,398	*	Vectura Group plc	413
105,210	*,e	Veracyte, Inc	585
58,133	*	Versartis, Inc	96
619,730	*	Vertex Pharmaceuticals, Inc	101,004
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

238,998		Vifor Pharma AG.	$36,854
2,547	*	Virbac S.A.	374
8,206	*,e	ViroMed Co Ltd	1,727
7,107		Vitrolife AB	505
27,809	*,e	Voyager Therapeutics, Inc	522
15,064	*,e	vTv Therapeutics, Inc	61
160,154	*	Waters Corp	31,815
21,012	*,e	WaVe Life Sciences Pte Ltd	843
143,391		Whanin Pharmaceutical Co Ltd	3,397
1,194,000	e	Winteam Pharmaceutical Group Ltd	886
16,635		Wockhardt Ltd	187
37,320	*,e	XBiotech, Inc	200
118,799	*,e	Xencor Inc	3,562
1,010,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	4,693
8,892		Yuhan Corp	1,853
54,590	*,e	Yungjin Pharmaceutical Co Ltd	425
120,000		YungShin Global Holding Corp	172
15,526	*,e	Zealand Pharma AS	241
74,000		Zeria Pharmaceutical Co Ltd	1,495
215,087	*,e	ZIOPHARM Oncology, Inc	843
2,329,871		Zoetis, Inc	194,567
77,951	*,e	Zogenix, Inc	3,122
21,814	*,e	Zynerba Pharmaceuticals, Inc	190
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,541,402

REAL ESTATE - 3.4%
18,050,000		8990 Holdings, Inc	2,283
1,444,380		Abacus Property Group	3,869
140,874		Acadia Realty Trust	3,466
508		Activia Properties Inc	2,274
17,217	*	ADLER Real Estate AG.	291
88,302	g	ADO Properties S.A.	4,967
1,306	*	Advance Residence Investment Corp	3,317
175,000	*,g	Aedas Homes SAU	6,407
11,522		Aedifica S.A.	1,060
10,794		Aeon Mall Co Ltd	227
8,554		AEON REIT Investment Corp	9,038
1	*	Africa Israel Investments Ltd	0	^
7,635	*	Africa Israel Properties Ltd	189
1,252,000		Agile Property Holdings Ltd	2,611
192,194		Agree Realty Corp	9,233
485,841	e	AIMS AMP Capital Industrial REIT	504
47,696	*	Airport City Ltd	516
2,984,658		Aldar Properties PJSC	1,733
115,313		Alexander & Baldwin, Inc	2,667
3,606		Alexander’s, Inc	1,375
232,027		Alexandria Real Estate Equities, Inc	28,978
52,420		Aliansce Shopping Centers S.A.	298
10,186,846		Allco Commercial Real Estate Investment Trust	11,120
26,795		Allied Properties Real Estate Investment Trust	844
8,565		Allreal Holding AG.	1,410
279,247		Alony Hetz Properties & Investments Ltd	2,524
290,053		Alstria Office REIT-AG.	4,542
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

19,689	*,e	Altisource Portfolio Solutions S.A.	$523
83,795	e	Altus Group Ltd	2,122
332,600		Amata Corp PCL (Foreign)	216
319,061		American Assets Trust,Inc	10,660
255,333		American Campus Communities, Inc	9,861
777,483		American Homes 4 Rent	15,612
757,130	e	American Tower Corp	110,041
88,981	e	Americold Realty Trust	1,698
259,373		Amot Investments Ltd	1,392
835,900		Ananda Development PCL (FOREIGN)	104
298,128	e	Apartment Investment & Management Co (Class A)	12,149
475,792		Apple Hospitality REIT, Inc	8,360
73,800	e	Ardepro Co Ltd	54
825,509		Argosy Property Ltd	597
72,346		Armada Hoffler Properties, Inc	990
634,828	*	Aroundtown S.A.	4,918
644,442		Arrowhead Properties Ltd (Class A)	395
256,401		Artis Real Estate Investment Trust	2,705
384,600		Ascendas Hospitality Trust	240
651,580		Ascendas REIT	1,312
710,991	e	Ascott Residence Trust	614
93,622		Ashford Hospitality Prime, Inc	910
127,592		Ashford Hospitality Trust, Inc	824
3,365,660		Asian Property Development PCL (Foreign)	852
2,990,691		Assura Group Ltd	2,488
289,376	*	Attacq Ltd	482
24,527	*	AV Homes, Inc	455
302,645		AvalonBay Communities, Inc	49,773
414,615		Aventus Retail Property Fund Ltd	687
216,127		Aveo Group	441
3,234,000	*,e	AVIC International Holding HK Ltd	137
799,966		Axis Real Estate Investment Trust	263
7,489,815		Ayala Land, Inc	5,927
4,761,352	*,m	AZ BGP Holdings	121
32,003		Azrieli Group	1,538
5,114,200		Bangkok Land PCL	301
92,331		Barwa Real Estate Co	850
1,525		Bayside Land Corp	722
21,338		Befimmo SCA Sicafi	1,379
4,040,000		Beijing Capital Land Ltd	2,489
454,000		Beijing North Star Co	158
1,320,000	*,e	Beijing Properties Holdings Ltd	46
887,311		Beni Stabili S.p.A.	738
10,537		Big Shopping Centers Ltd	705
476,016		Big Yellow Group plc	5,703
1,328		BLife Investment Corp	3,211
8,621		Blue Square Real Estate Ltd	323
231,409	e	Bluerock Residential Growth REIT, Inc	1,967
27,311		Boardwalk REIT	938
544,889		Boston Properties, Inc	67,141
1,180,262		BR Malls Participacoes S.A.	4,165
73,108		BR Properties S.A.	200
2,522	*	Brack Capital Properties NV	303
222,518		Brandywine Realty Trust	3,534
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

503,428		British Land Co plc	$4,538
529,842		Brixmor Property Group, Inc	8,080
642,449		Bunnings Warehouse Property Trust	1,495
52,669		BUWOG AG.	1,883
29,522,014	*	C C Land Holdings Ltd	6,770
187,076		CA Immobilien Anlagen AG.	6,260
2,180,020		Cache Logistics Trust	1,388
691,163		Cambridge Industrial Trust	283
442,850		Camden Property Trust	37,279
264,889		Canadian Apartment Properties REIT	7,638
23,965		Canadian Real Estate Investment Trust	934
2,203,548		CapitaCommercial Trust	3,089
500,346	e	Capital & Counties Properties	1,911
2,581,418		CapitaLand Ltd	7,069
2,406,901	e	CapitaMall Trust	3,831
40,500		CapitaMalls Malaysia Trust	11
1,171,832		CapitaRetail China Trust	1,413
277,655		CareTrust REIT, Inc	3,721
4,762,500	*,e	Carnival Group International Holdings Ltd	218
249,316	e	Castellum AB	4,083
211,487		CatchMark Timber Trust Inc	2,637
470,300		Cathay Real Estate Development Co Ltd	251
270,372	e	CBL & Associates Properties, Inc	1,127
836,412	*	CBRE Group, Inc	39,495
1,868,520		CDL Hospitality Trusts	2,416
15,000,000		Cebu Holdings, Inc	1,713
150,946		Cedar Realty Trust, Inc	595
56,446		Cedar Woods Properties Ltd	278
458,000	*	Central China Real Estate Ltd	211
1,396,058		Central Pattana PCL (Foreign)	3,511
354,203		Centuria Industrial REIT	667
4,847,636		Champion Real Estate Investment Trust	3,465
1,195,783		Charter Hall Group	5,293
106,399	e	Charter Hall Long Wale REIT	320
74,208		Chatham Lodging Trust	1,421
100,498		Chesapeake Lodging Trust	2,795
4,217,722		Cheuk Nang Holdings Ltd	2,581
3,404,500		China Aoyuan Property Group Ltd	3,177
1,920,000		China Electronics Optics Valley Union Holding Co Ltd	168
4,348,663	*,e	China Evergrande Group	13,900
813,000	*,e	China Logistics Property Holdings Co Ltd	253
4,734,000		China Merchants Land Ltd	1,003
9,385,021	*	China New Town Development Co Ltd	342
825,000		China Overseas Grand Oceans Group Ltd	404
13,110,358		China Overseas Land & Investment Ltd	45,975
810,000		China Overseas Property Holdings Ltd	256
6,019,801		China Resources Land Ltd	22,121
6,527,400		China SCE Property Holdings Ltd	3,406
1,688,000		China South City Holdings Ltd	384
2,455,015		China Vanke Co Ltd	11,304
335,500	e	Chinese Estates Holdings Ltd	505
29,341		Choice Properties REIT	264
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

106,088		Chong Hong Construction Co	$309
16,792,230		CIFI Holdings Group Co Ltd	14,835
115,391		City Developments Ltd	1,150
58,372	e	City Office REIT, Inc	675
296,365	e	Citycon Oyj	667
415,681		Civitas Social Housing plc	568
2,540,543		CK Asset Holdings Ltd	21,440
28,882	e	Clipper Realty, Inc	245
41,856		Cofinimmo	5,431
67,520		Colliers International Group, Inc	4,687
1,078,852	e	Colony NorthStar, Inc	6,063
170,000		Colour Life Services Group	161
422,166		Columbia Property Trust, Inc	8,638
313	*,e	Comforia Residential REIT, Inc	731
53,357		Cominar Real Estate Investment Trust	534
27,930		Community Healthcare Trust, Inc	719
596,100		Concentradora Fibra Danhos S.A. de C.V.	991
476,200	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	299
6,512		Consolidated-Tomoka Land Co	409
236,652		CoreCivic, Inc	4,619
20,771		CorEnergy Infrastructure Trust, Inc	780
69,177		Coresite Realty	6,936
1,720,036	e	Corp Inmobiliaria Vesta SAB de C.V.	2,554
226,609		Corporate Office Properties Trust	5,853
3,984,391		Country Garden Holdings Co Ltd	8,319
97,849	*,e	Countrywide plc	145
1,561,650		Cousins Properties, Inc	13,555
1,366	*	Crescendo Investment Corp	1,317
31,271		Crombie Real Estate Investment Trust	305
2,201,458	e	Cromwell Group	1,813
930,397		Crown Castle International Corp	101,981
574,000	*,e	Crown International Corp Ltd	92
7,358,943		CSI Properties Ltd	454
18,828		CT Real Estate Investment Trust	194
494,206		CubeSmart	13,937
444,316		CyrusOne, Inc	22,753
2,493	*,e	D Carnegie & Co	36
21,259	*,e	D Carnegie & Co AB	314
363	*	DA Office Investment Corp	2,106
170,400		Daibiru Corp	1,985
18,400		Daikyo, Inc	373
2,595,900		Daiman Development BHD	1,456
15,634		Daito Trust Construction Co Ltd	2,662
386,154		Daiwa House Industry Co Ltd	14,876
1,425,867		DAMAC Properties Dubai Co PJSC	1,161
232,980		DCT Industrial Trust, Inc	13,126
1,824,553		DDR Corp	13,374
1,083,112		Delta Property Fund Ltd	569
152,068		Derwent London plc	6,620
295,429		Deutsche Annington Immobilien SE	14,650
39,261		Deutsche Euroshop AG.	1,440
346,793		Deutsche Wohnen AG.	16,181
566,893		Dexus Property Group	4,082
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

885,687	*	Deyaar Development PJSC	$115
494,680		DiamondRock Hospitality Co	5,164
118,357		DIC Asset AG.	1,493
382,227		Digital Realty Trust, Inc	40,279
85,478		Dios Fastigheter AB	578
850,000		DLF Ltd	2,657
505,880		Dongwon Development Co Ltd	2,231
710,830	*	DoubleDragon Properties Corp	435
142,207		Douglas Emmett, Inc	5,228
601,084		Dream Global REIT	6,415
23,519		Dream Industrial Real Estate Investment Trust	174
22,411		Dream Office Real Estate Investment Trust	406
112,264	*	Dream Unlimited Corp	805
911,071		Duke Realty Corp	24,125
71,366		Easterly Government Properties, Inc	1,456
377,762		Eastern & Oriental BHD	141
75,564		EastGroup Properties, Inc	6,246
661,500	*	Eco World Development Group BHD	172
371,900	*	Eco World International Bhd	99
174,722		Education Realty Trust, Inc	5,722
1,777,904		Emaar Malls Group PJSC	1,041
6,147,581		Emaar Properties PJSC	9,707
321,599		Emira Property Fund Ltd	422
2,072,563	*	Emlak Konut Gayrimenkul Yatiri	1,333
1,913,333		Emperor International Holdings	576
249,802		Empire State Realty Trust, Inc	4,194
358,640		Empiric Student Property plc	415
145,820		Entertainment Properties Trust	8,078
344,009	g	Entra ASA	4,696
164,094		Equinix, Inc	68,614
165,334	*	Equity Commonwealth	5,071
385,662		Equity Lifestyle Properties, Inc	33,850
832,984		Equity Residential	51,328
698,025	*	Eshraq Properties Co PJSC	137
174,746		Essex Property Trust, Inc	42,058
25,676		Eurobank Properties Real Estate Investment Co	280
41,111		Eurocommercial Properties NV	1,698
421,613		Extra Space Storage, Inc	36,832
716,142		Ezdan Holding Group QSC	2,065
167,682		Fabege AB	3,640
3,328,000		Fantasia Holdings Group Co Ltd	652
3,246,357		Far East Consortium	1,779
520,100		Far East Hospitality Trust	276
185,812		Farglory Land Development Co Ltd	210
123,778	e	Farmland Partners, Inc	1,034
155,871	*	Fastighets AB Balder	3,923
196,734		Federal Realty Investment Trust	22,843
2,543,806		Fibra Uno Administracion S.A. de C.V.	3,828
18,000,000		Filinvest Development Corp	2,605
62,943,000		Filinvest Land, Inc	1,990
497,458		First Capital Realty, Inc	7,858
560,330		First Industrial Realty Trust, Inc	16,378
299,470		First Real Estate Investment Trust	315
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

65,779		FirstService Corp	$4,820
264,990		Folkestone Education Trust	562
16,014		Fonciere Des Regions	1,767
834,257		Forest City Realty Trust, Inc	16,902
17,294	*,e	Forestar Group, Inc	366
549,641		Fortress REIT Ltd	745
634,004	e	Fortress REIT Ltd	640
516,893		Four Corners Property Trust, Inc	11,935
176,840		Franklin Street Properties Corp	1,487
5,067,725		Franshion Properties China Ltd	2,925
296,500	e	Frasers Centrepoint Trust	496
3,672,600		Frasers Logistics & Industrial Trust	3,055
82,732		Front Yard Residential Corp	831
968		Frontier Real Estate Investment Corp	3,973
12,593	*	FRP Holdings, Inc	705
417	*	Fukuoka REIT Corp	653
7,350,000	e	Fullshare Holdings Ltd	4,074
1,016,000	e	Future Land Development Holdin	871
1,698,598		Gaming and Leisure Properties, Inc	56,852
299,038	e	Gateway Lifestyle	456
70,137		Gazit Globe Ltd	694
19,990		Gazit, Inc	364
935,686		GDI Property Group	884
32,757		Gecina S.A.	5,684
2,438,000		Gemdale Properties and Investment Corp Ltd	296
598,551		Geo Group, Inc	12,252
101,837		Getty Realty Corp	2,568
1,629,030		GGP, Inc	33,330
46,669		Gladstone Commercial Corp	809
47,564	e	Global Medical REIT, Inc	331
114,958	*,e	Global Net Lease, Inc	1,941
480	*	Global One Real Estate Investment Corp	465
326,465		Globe Trade Centre S.A.	872
2,092,895	*	Glorious Property Holdings Ltd	185
3,148		GLP J-Reit	3,484
31,713	*	Godrej Properties Ltd	353
44,980	e	Goldcrest Co Ltd	960
286,100		Golden Land Property Development PCL	87
897,840		Goodman Property Trust	864
163,863		Government Properties Income Trust	2,238
820,618		GPT Group (ASE)	3,008
862,937		Grainger plc	3,499
559,359		Gramercy Property Trust	12,155
87,614		Grand City Properties S.A.	2,096
57,246		Granite REIT	2,258
385,096		Great Eagle Holdings Ltd	1,959
339,266		Great Portland Estates plc	3,166
3,709,121		Green REIT plc	6,915
2,169,000		Greenland Hong Kong Holdings Ltd	1,055
390,500	e	Greentown China Holdings Ltd	534
1,446		Griffin Land & Nurseries, Inc (Class A)	54
790,000	*	Ground International Development Ltd	156
138,229	e	Growthpoint Properties Australia Ltd	352
9,343,465	e	Growthpoint Properties Ltd	22,422
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

528,100	*	Grupo GICSA S.A. de C.V.	$301
342,000	*	Guangdong Land Holdings Ltd	73
1,038,685		Guangzhou R&F Properties Co Ltd	2,627
565,000	e	Guorui Properties Ltd	150
222,209		H&R Real Estate Investment Trust	3,627
46,915		Hamborner AG.	545
477,080	e	Hammerson plc	3,596
276,731		Hang Lung Group Ltd	908
4,543,113		Hang Lung Properties Ltd	10,663
271	*	Hankyu Reit, Inc	342
83,906	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,636
1,677,783		Hansteen Holdings plc	3,006
1,155,287		HCP, Inc	26,837
1,050	*	Health Care & Medical Investment Corp	1,051
348,716		Healthcare Realty Trust, Inc	9,663
695,618		Healthcare Trust of America, Inc	18,399
103,000		Heiwa Real Estate Co Ltd	1,993
92,953		Helical Bar plc	421
80,802		Heliopolis Housing	171
557,836		Hemfosa Fastigheter AB	6,777
1,948,951		Henderson Land Development Co Ltd	12,779
64,728	e	Hersha Hospitality Trust	1,159
238,184		HFF, Inc (Class A)	11,838
28,937,075		Hibernia REIT plc	51,415
821,042		Highwealth Construction Corp	1,274
318,324		Highwoods Properties, Inc	13,949
364,096		Hispania Activos Inmobiliarios SAU	7,755
117,880	e	HKC Holdings Ltd	86
1,711,497		Hongkong Land Holdings Ltd	11,825
410,000		Hopson Development Holdings Ltd	473
435	*	Hoshino Resorts REIT, Inc	2,293
146,941		Hospitality Properties Trust	3,723
2,087,690		Host Marriott Corp	38,915
169,629	*	Housing Development & Infrastruture Ltd	102
80,649	*	Howard Hughes Corp	11,221
982,235		Huaku Development Co Ltd	2,436
72,000		Huang Hsiang Construction Co	73
638,170		Hudson Pacific Properties	20,760
234,260	e	Hufvudstaden AB (Series A)	3,486
590	*	Hulic Reit, Inc	901
276,000		Hung Sheng Construction Co Ltd	290
730,000	*,e	Hydoo International Holding Ltd	59
211,684		Hyprop Investments Ltd	1,935
1,674,752		Hysan Development Co Ltd	8,888
14,069		Icade	1,366
140,400	e	Ichigo Holdings Co Ltd	622
738	*	Ichigo Real Estate Investment Corp	562
929,400	*,e	IDU Co	1,095
1,074,200		IGB Real Estate Investment Trust	428
52,700		Iguatemi Empresa de Shopping Centers S.A.	627
124,955	e	Immobiliare Grande Distribuzione SIIQ S.p.A	1,167
505,473		Immofinanz Immobilien Anlagen AG.	1,316
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

134,909		Independence Realty Trust, Inc	$1,238
137,824	*	Indiabulls Real Estate Ltd	388
816		Industrial & Infrastructure Fund Investment Corp	917
32,193	*,e	Industrial Logistics Properties Trust	655
293,708		ING Office Fund	978
2,825,308		Ingenia Communities Group	6,059
251,270		Inmobiliaria Colonial S.A.	2,907
700,000	*,g	Instone Real Estate Group BV	15,934
141,929		InterRent Real Estate Investment Trust	1,115
615		Intershop Holding AG.	323
11,399		Intervest Offices	324
641,156	e	Intu Properties plc	1,868
19,032		Invesco Office J-Reit, Inc	2,686
4,119		Investis Holding S.A.	278
400,500		Investors Cloud Co Ltd	8,881
398,431		Investors Real Estate Trust	2,068
16,064		Invincible Investment Corp	7,432
1,145,229		Invitation Homes, Inc	26,146
985,565		IOI Properties Group Sdn BHD	410
628,611		Irish Residential Properties REIT plc	1,076
516,548		Iron Mountain, Inc	16,974
205,580		Is Gayrimenkul Yatirim Ortakligi AS	67
45,000	e	iShares Dow Jones US Real Estate Index Fund	3,396
106,285	*	iStar Financial, Inc	1,081
695	*	Japan Excellent, Inc	900
8,215		Japan Hotel REIT Investment Corp	5,840
567	*	Japan Logistics Fund Inc	1,148
114		Japan Prime Realty Investment Corp	414
584		Japan Real Estate Investment Corp	3,036
971	*,e	Japan Rental Housing Investments, Inc	751
1,634		Japan Retail Fund Investment Corp	3,169
196,602		JBG SMITH Properties	6,627
25,462	e	Jernigan Capital, Inc	461
304,000	*	Jerusalem Economy Ltd	736
1,596,750	*,†,m	Jiangsu Future Land Co Ltd	9,608
586,000	*,e	Jiayuan International Group Ltd	847
24,250		Jones Lang LaSalle, Inc	4,235
13,000,000		Joy City Property Ltd	2,106
1,203,000		K Wah International Holdings Ltd	805
1,266,000	*	Kaisa Group Holdings Ltd	720
591		Kenedix Realty Investment Corp	3,605
247		Kenedix Residential Investment Corp	353
734		Kenedix Retail REIT Corp	1,604
1,263,600		Kenedix, Inc	7,869
621,841		Kennedy-Wilson Holdings, Inc	10,820
452,417	e	Keppel DC REIT	498
1,324,170		Kerry Properties Ltd	5,988
47,835		Killam Apartment Real Estate Investment Trust	515
246,267		Kilroy Realty Corp	17,475
324,889		Kimco Realty Corp	4,678
198,000		Kindom Construction Co	140
236,139		Kite Realty Group Trust	3,596
1,387,181		Kiwi Property Group Ltd	1,346
117,500		KLCC Property Holdings BHD	218
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

233,034		Klepierre	$9,393
799,280	e	Klovern AB (B Shares)	993
28,720		Korea Asset In Trust Co Ltd	162
93,445		Korea Real Estate Investment Trust Co	265
2,722,130		Kowloon Development Co Ltd	3,070
1,649,044	e	K-REIT Asia	1,526
363,249	*	KSL Holdings BHD	89
134,967		Kungsleden AB	903
756,430		KWG Property Holding Ltd	1,051
1,633,314		Lai Fung Holdings Ltd	2,625
485,285		Lai Sun Development Co Ltd	800
78,214		Lamar Advertising Co	4,979
25,440	*	Lamda Development S.A.	200
292,912		Land Securities Group plc	3,854
4,805,000		Langham Hospitality Investments Ltd	2,058
307,315		Lar Espana Real Estate Socimi S.A.	3,687
197,057		LaSalle Hotel Properties	5,717
2,562	*	LaSalle Logiport REIT	2,734
162,959		LEG Immobilien AG.	18,324
360,664		Lend Lease Corp Ltd	4,835
1,919,211		Leopalace21 Corp	15,749
368,332		Lexington Realty Trust	2,899
210,985		Liberty Property Trust	8,382
89,963		Life Storage, Inc	7,514
846,497		Link REIT	7,256
4,890,300	e	Lippo-Mapletree Indonesia Retail Trust	1,440
262,000		Liu Chong Hing Investment	425
1,823,070		London & Stamford Property plc	4,561
1,495,678		Longfor Properties Co Ltd	4,612
295,300		LPN Development PCL (Foreign)	98
195,143		LSR Group (GDR)	624
152,837		LTC Properties, Inc	5,808
241,918		Macerich Co	13,552
295,554		Mack-Cali Realty Corp	4,939
204,227		Macquarie CountryWide Trust	607
1,156,513		Macquarie Goodman Group	7,520
855,390		Macquarie MEAG Prime REIT	476
1,588,876		Mah Sing Group BHD	416
589,100		Manulife US Real Estate Investment Trust	549
35,779	*,†,e,m	Mapeley Ltd	1
1,232,382		Mapletree Commercial Trust	1,478
4,186,700		Mapletree Greater China Commercial Trust	3,679
925,899		Mapletree Industrial Trust	1,437
1,922,560	e	Mapletree Logistics Trust	1,808
111,280	*	Marcus & Millichap, Inc	4,013
809,392		Matrix Concepts Holdings BHD	425
12,871	*	Maui Land & Pineapple Co, Inc	150
40,630	*	Mazaya Qatar Real Estate Development Q.S.C	82
405,343		MedEquities Realty Trust, Inc	4,260
761,274		Medical Properties Trust, Inc	9,897
1,710,552		Medinet Nasr Housing	1,173
33,851,028		Megaworld Corp	3,046
35,174		Melisron Ltd	1,406
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

33,336		Mercialys S.A	$641
482,047		Merlin Properties Socimi S.A.	7,384
3,443,200		Mexico Real Estate Management S.A. de C.V.	3,867
2,116,814		MGM Growth Properties LLC	56,180
4,365		MID Reit, Inc	3,193
276,714		Mid-America Apartment Communities, Inc	25,247
970,929	*	Midland Holdings Ltd	267
758,000		Minmetals Land Ltd	141
1,997,280		Mirvac Group	3,319
708,381		Mitsubishi Estate Co Ltd	11,866
672,647		Mitsui Fudosan Co Ltd	16,239
310		Mitsui Fudosan Logistics Park, Inc	1,027
214,920		MKH BHD	79
9,741		Mobimo Holding AG.	2,579
602,000	e	Modern Land China Co Ltd	122
594,746		Monmouth Real Estate Investment Corp (Class A)	8,945
26,430		Morguard Real Estate Investment Trust	278
1,156		Mori Hills REIT Investment Corp	1,465
155		Mori Trust Hotel Reit, Inc	208
1,039	*	Mori Trust Sogo Reit, Inc	1,529
77,343		Multiplan Empreendimentos Imobiliarios S.A.	1,609
13,600	*	Nam Tai Property, Inc	169
79,601		National Health Investors, Inc	5,356
106,898		National Retail Properties, Inc	4,197
304,278		National Storage Affiliates Trust	7,631
1,893,959		National Storage REIT	2,298
882,000	e	Neo-China Land Group Holdings Ltd	203
472,500		NEPI Rockcastle plc	4,604
9,561		NESCO Ltd	81
587,699		New Senior Investment Group, Inc	4,807
8,898,167		New World Development Co Ltd	12,682
123,948	*	Newmark Group, Inc	1,883
178,909	e	NewRiver REIT plc	723
291,635		Nexity	18,678
114,358		NexPoint Residential Trust, Inc	2,841
258		Nippon Accommodations Fund, Inc	1,137
1,054		Nippon Building Fund, Inc	5,846
900	*,e	Nippon Healthcare Investment Corp	1,468
834		Nippon ProLogis REIT, Inc	1,811
3,018	*	NIPPON REIT Investment Corp	9,110
386,958		Nomura Real Estate Holdings, Inc	9,086
4,668		Nomura Real Estate Master Fund, Inc	6,497
171,469		NorthStar Realty Europe Corp	2,233
132,739		Northview Apartment Real Estate Investment Trust	2,658
149,085		NorthWest Healthcare Properties Real Estate Investment Trust	1,304
97,361		Norwegian Property ASA	126
36,191		NSI NV	1,521
505,300		NTT Urban Development Corp	6,169
83,930		Oberoi Realty Ltd	661
252,908	e	Omega Healthcare Investors, Inc	6,839
38,761	e	One Liberty Properties, Inc	857
88,000		Open House Co Ltd	5,407
261,900		Origin Property PCL	161
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

3,591		Orix JREIT, Inc	$5,592
2,210,900	e	OUE Hospitality Trust	1,393
863,798		Outfront Media, Inc	16,188
318,600	e	Overseas Union Enterprise Ltd	444
785,881	*	Palm Hills Developments SAE	228
409,628		Paramount Group, Inc	5,833
651,587		Park Hotels & Resorts, Inc	17,606
720,000	e	Parkway Life Real Estate Investment Trust	1,540
1,080,856		Parque Arauco S.A.	3,256
27,808	*	Patrizia Immobilien AG.	617
505,000		Pavilion Real Estate Investment Trust	180
118,300	e	Pebblebrook Hotel Trust	4,064
114,189	e	Pennsylvania REIT	1,102
188,370		Phoenix Mills Ltd	1,718
682,866		Physicians Realty Trust	10,632
173,539		Piedmont Office Realty Trust, Inc	3,053
1,247,300		PLA Administradora Industrial S de RL de C.V.	2,075
446,500		Platinum Group PCL	117
1,210,817	*	Poly Hong Kong Investment Ltd	601
6,766,160		Polytec Asset Holdings Ltd	571
221,335		Potlatch Corp	11,520
6,168,000		Powerlong Real Estate Holdings Ltd	3,275
12,916,062		PP Properti Tbk PT	159
1,014,963		Precinct Properties New Zealand Ltd	941
311,122		Preferred Apartment Communities, Inc	4,415
746	*	Premier Investment Co	786
169,009	*	Prestige Estates Projects Ltd	763
704,084	e	Primary Health Properties plc	1,089
674,826		Prince Housing & Development Corp	276
1,822,600		ProLogis Property Mexico S.A. de C.V.	3,485
1,697,623		Prologis, Inc	106,933
749,000		Prosperity REIT	312
106,537		PS Business Parks, Inc	12,043
31,118		PSP Swiss Property AG.	3,037
6,238,900		PT Alam Sutera Realty Tbk	172
22,504,247		PT Bumi Serpong Damai	2,926
20,695,329		PT Ciputra Development Tbk	1,777
37,827,900	*	PT Hanson International Tbk	405
3,558,000		PT Intiland Development Tbk	85
111,421,983		PT Kawasan Industri Jababeka Tbk	2,124
34,552,200		PT Lippo Karawaci Tbk	1,210
14,130,100		PT Modernland Realty Tbk	358
21,371,900		PT Pakuwon Jati Tbk	982
13,268,800	*	PT Sentul City Tbk	182
6,050,500		PT Summarecon Agung Tbk	399
280,815		Public Storage, Inc	56,273
1,625,000	*	Puravankara Projects Ltd	3,513
322,241		Pure Industrial Real Estate Trust	2,011
569,016	*,e	Purplebricks Group plc	2,510
244,161		QTS Realty Trust, Inc	8,844
161,252	*	Quality Care Properties, Inc	3,133
15,202,722		Quality House PCL	1,421
402,433	*	Radium Life Tech Co Ltd	159
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

15,846	*	Rafael Holdings, Inc	$77
3,713,040		RAK Properties PJSC	687
127,425		Ramco-Gershenson Properties	1,575
265,896		Rayonier, Inc	9,354
52,166		Re/Max Holdings, Inc	3,153
132,868	*	Realia Business S.A.	178
288,166	e	Realogy Holdings Corp	7,861
156,376		Realty Income Corp	8,089
274,167		Rebosis Property Fund Ltd	199
548,000	g	Redco Properties Group Ltd	294
838,792		Redefine International plc	377
4,339,727		Redefine Properties Ltd	4,249
99,039	*,e	Redfin Corp	2,261
26,843,000		Regal Real Estate Investment Trust	8,224
543,787		Regency Centers Corp	32,073
449,673		Reit Ltd	1,847
105,500		Relo Holdings, Inc	2,948
9,255,250	*,e	Renhe Commercial Holdings Co Ltd	181
243,817		Resilient REIT Ltd	1,030
530,677		Retail Opportunities Investment Corp	9,377
492,482		Retail Properties of America, Inc	5,742
874,884		Rexford Industrial Realty, Inc	25,188
233,455		RioCan Real Estate Investment Trust	4,284
502,872		RLJ Lodging Trust	9,776
49,686		RMR Group, Inc	3,476
2,224,000		Road King Infrastructure	4,435
1,712,864		Robinsons Land Corp	659
314,500	*	Ronshine China Holdings Ltd	462
945,090	*	Ruentex Development Co Ltd	1,120
114,863		Ryman Hospitality Properties	8,896
1,139,896		S.A. Corporate Real Estate Fund Nominees Pty Ltd	470
1,703,573		Sabana Shari’ah Compliant Industrial REIT	554
303,150		Sabra Healthcare REIT, Inc	5,351
477,715		Safestore Holdings plc	3,294
17,494	e	Safety Income and Growth, Inc	280
900		Samty Residential Investment Corp	793
63,506,077		Sansiri PCL	3,386
26,387		Saul Centers, Inc	1,345
265,923		Savills plc	3,665
193,634	*	SBA Communications Corp	33,096
2,357,000		SC Asset Corp PCL	279
8,533,379		Scentre Group	25,181
815,925		Schroder Real Estate Investment Trust Ltd	673
587,733		Segro plc	4,960
557	*	Sekisui House Reit, Inc	749
588	*	Sekisui House SI Residential Investment Corp	648
106,134		Select Income REIT	2,067
20,336		Selvaag Bolig ASA	99
170,485		Senior Housing Properties Trust	2,670
43,007	e	Seritage Growth Properties	1,529
390,847		Shaftesbury plc	5,379
69,100	*	Shanghai Automation Instrumentation Co Ltd	119
288,900		Shanghai Erfangji Co Ltd	147
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

1,058,587		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	$1,515
3,888,000	*	Shanghai Real Estate Ltd	97
54,000	*,†,m	Shenzhen International Enterprise Co Ltd	32
14,890,450		Shenzhen Investment Ltd	6,359
132,300		Shenzhen SEG Co Ltd	58
4,804,761		Shimao Property Holdings Ltd	13,780
228,858	*	Shining Building Business Co Ltd	84
108,617		Shoei Co Ltd	1,184
1,193,789		Shopping Centres Australasia Property Group	2,145
32,034,500		Shui On Land Ltd	8,768
1,100	*,e	SIA Reit, Inc	2,504
524,000		Siam Future Development PCL	151
1,990,960	*	Sime Darby Property Bhd	738
823,860		Simon Property Group, Inc	127,163
1,518,500	*	Singha Estate PCL	185
2,591,708		Sino Land Co	4,201
1,216,000	*	Sinolink Worldwide Holdings Ltd	144
25,671,081		Sino-Ocean Land Holdings Ltd	18,798
124,891		Sinyi Realty Co	187
1,091,809	*	Six of October Development & Investment	1,684
4,390		SK D&D Co Ltd	120
480,000	*	Skyfame Realty Holdings Ltd	355
441,033		SL Green Realty Corp	42,705
8,194,990		SM Prime Holdings	5,328
69,972		Smart Real Estate Investment Trust	1,581
402,845		Sobha Developers Ltd	3,166
2,456,135		Soho China Ltd	1,294
539,800	e	Soilbuild Business Space REIT	268
50,700		Sonae Sierra Brasil S.A.	370
959,100		SP Setia BHD	744
134,806		Sparkassen Immobilien AG.	2,671
1,559,443		SPH REIT	1,185
2,816,578		Spirit Realty Capital, Inc	21,857
526,000		Spring Real Estate Investment Trust	229
187,604		ST Modwen Properties plc	1,022
76,579	*	St. Joe Co	1,444
410,696		STAG Industrial, Inc	9,824
676,756		Standard Life Investment Property Income Trust Ltd	852
5,901		Star Asia Investment Corp	5,706
2,200	*,e	Starts Proceed Investment Corp	3,431
848,626		Starwood Property Trust, Inc	17,779
5,539,618		Stockland Trust Group	17,189
1,218,000	e	StorageVault Canada, Inc	2,411
420,697		STORE Capital Corp	10,442
11,241		Stratus Properties, Inc	339
256,377		Sumitomo Realty & Development Co Ltd	9,580
307,087		Summit Hotel Properties, Inc	4,179
394,501		Sun Communities, Inc	36,046
111,400	e	Sun Frontier Fudousan Co Ltd	1,230
1,973,334		Sun Hung Kai Properties Ltd	31,323
2,222,522		Sunac China Holdings Ltd	8,734
1,100,000	*	Suncity Group Holdings Ltd	147
2,051,000		Sunlight Real Estate Investment Trust	1,395
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

827,761		Sunstone Hotel Investors, Inc	$12,599
2,165,067		Suntec Real Estate Investment Trust	3,139
1,781,847		Sunway BHD	730
310,070	*	Sunway BHD	33
819,400		Sunway Real Estate Investment	341
378,500		Supalai PCL	266
754,693		Swire Pacific Ltd (Class A)	7,642
6,073,388		Swire Properties Ltd	21,361
82,167		Swiss Prime Site AG.	7,952
381,464		TAG Tegernsee Immobilien und Beteiligungs AG.	7,915
407,814	*	Taiwan Land Development Corp	135
363,200	e	Takara Leben Co Ltd	1,571
77	*	Takara Leben Infrastructure Fu	86
568,160		Talaat Moustafa Group	369
224,207	e	Tanger Factory Outlet Centers, Inc	4,933
187,939		Taubman Centers, Inc	10,696
197,976		Technopolis plc	895
32,442	*	Tejon Ranch Co	750
275,768		Terreno Realty Corp	9,517
257,980		Ticon Industrial Connection PCL (Foreign)	146
81,232		Tier REIT, Inc	1,501
241,070		TLG Immobilien AG.	6,617
159,000	e	TOC Co Ltd	1,319
353,400		Tokyo Tatemono Co Ltd	5,349
1,289,231		Tokyu Fudosan Holdings Corp	9,276
478	*	Tokyu REIT, Inc	649
1,087,400		Tosei Corp	13,118
2,900	*,e	Tosei Reit Investment Corp	3,042
2,843	*,e	Transcontinental Realty Investors, Inc	115
73,260	e	Tricon Capital Group, Inc	560
37,921	*,e	Trinity Place Holdings, Inc	246
1,068,447		Tritax Big Box REIT plc	2,165
132,956,160	*,m	U City PCL	132
166,195,200	*	U City PCL	159
202,450		UDR, Inc	7,211
782,500		UEM Land Holdings BHD	202
213,134		UMH Properties, Inc	2,858
93,741	e	Unibail-Rodamco	21,413
711,925		Unite Group plc	7,900
20,366,919	*	Unitech Ltd	1,759
106,455		United Development Co PSC	437
615		United Urban Investment Corp	963
382,680	e	Uniti Group, Inc	6,219
352,300		Univentures PCL	106
20,655		Universal Health Realty Income Trust	1,241
111,200	e	Unizo Holdings Co Ltd	2,736
349,085		UOA Development BHD	218
342,115		UOL Group Ltd	2,243
175,242		Urban Edge Properties	3,741
51,314		Urstadt Biddle Properties, Inc (Class A)	990
54,725		Vastned Retail NV	2,610
770,792		Ventas, Inc	38,177
521,248		VEREIT, Inc	3,628
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

470,690		VICI Properties, Inc	$8,623
7,245,482		Vicinity Centres	13,467
117,533		Victoria Park AB	448
11,358,500		Vista Land & Lifescapes, Inc	1,416
1,190,922		Viva Energy REIT	1,837
392,100	e	Viva Industrial Trust	265
112,105		Vornado Realty Trust	7,545
1,836,304		Vukile Property Fund Ltd	3,394
126,109	e	Wallenstam AB	1,148
39,494		Warehouses De Pauw SCA	4,912
304,763	e	Washington Prime Group, Inc	2,033
133,907		Washington REIT	3,656
576,102		Watkin Jones plc	1,448
86,883		Weingarten Realty Investors	2,440
723,722	*	Welltower, Inc	39,392
26,767	e	Wereldhave NV	1,024
1,058,460		Westfield Corp	6,943
1,809,067		Weyerhaeuser Co	63,317
4,251,935		WHA Corp PCL	515
2,345,332		Wharf Holdings Ltd	8,120
2,692,332	*	Wharf Real Estate Investment Co Ltd	17,598
838,591		Wheelock & Co Ltd	6,151
61,881	e	Whitestone REIT	643
217,951		Wihlborgs Fastigheter AB	5,058
206,140	e	Wing Tai Holdings Ltd	327
235,258		Workspace Group plc	3,275
77,391		WP Carey, Inc	4,797
28,459		WPT Industrial Real Estate Investment Trust	369
184,198		Xenia Hotels & Resorts, Inc	3,632
21,800	e	Xinyuan Real Estate Co Ltd (ADR)	115
3,344,118		Yanlord Land Group Ltd	4,330
821,466	e	Yoma Strategic Holdings Ltd	267
446,300		YTL Hospitality REIT	128
717,000		Yuexiu Real Estate Investment Trust	498
30,758,912		Yuexiul Property Co Ltd	7,315
4,615,120		Yuzhou Properties Co	3,170
1,398,000	*	Zhuguang Holdings Group Co Ltd	302
		TOTAL REAL ESTATE	4,206,891

RETAILING - 4.7%
145,560	*	1-800-FLOWERS.COM, Inc (Class A)	1,718
252,835		Aaron’s, Inc	11,782
23,739		ABC-Mart, Inc	1,563
118,607		Abercrombie & Fitch Co (Class A)	2,871
1,526,239	e	Accent Group Ltd	1,496
12,200		Adastria Holdings Co Ltd	251
542,606		Advance Auto Parts, Inc	64,326
50,200		Alpen Co Ltd	1,123
1,248,212	*	Amazon.com, Inc	1,806,587
349,953		American Eagle Outfitters, Inc	6,975
17,322	*	America’s Car-Mart, Inc	874
224,999	*,e	AO World plc	365
22,400		AOKI Holdings, Inc	342
31,341		Aoyama Trading Co Ltd	1,231
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

23,900		Arata Corp	$1,354
68,100		Arc Land Sakamoto Co Ltd	1,101
8,400		Asahi Co Ltd	103
105,206	*	Asbury Automotive Group, Inc	7,101
69,900	e	ASKUL Corp	2,346
443,764	*	ASOS plc	43,412
18,257	*	At Home Group, Inc	585
42,288		Autobacs Seven Co Ltd	792
40,677		AutoCanada, Inc	702
138,341	e	Automotive Holdings Group Ltd	376
142,761	*,e	Autonation, Inc	6,678
120,968	*	AutoZone, Inc	78,471
6,329,500		B&M European Value Retail S.A.	34,744
1,119,107	*	B2W Companhia Global Do Varejo	8,691
531,005	*	Barnes & Noble Education, Inc	3,659
115,373		Barnes & Noble, Inc	571
1,199,000		Beauty Community PCL (Foreign)	817
1,517,287		Bed Bath & Beyond, Inc	31,848
23,700		Belluna Co Ltd	279
453,160		Berjaya Auto BHD	266
386,338		Best Buy Co, Inc	27,040
64,300		BIC CAMERA, Inc	1,020
41,223	e	Big 5 Sporting Goods Corp	299
913,400		Big Camera Corp PCL	86
71,345	e	Big Lots, Inc	3,106
189,737		Bilia AB	1,687
407,824	*	boohoo.com plc	849
122,316	*	Booking Holdings, Inc	254,465
110,618	*	Boot Barn Holdings, Inc	1,961
233,500	*,e,g	Boozt AB	2,081
537,000	*,†,e,m	Boshiwa International Holding	1
46,856	e	Buckle, Inc	1,038
29,586	*	Build-A-Bear Workshop, Inc	271
246,171	*	Burlington Stores, Inc	32,778
159,407		Burson Group Ltd	701
31,946	e	Byggmax Group AB	159
70,098		Caleres, Inc	2,355
269,829		Camping World Holdings, Inc	8,702
44,222		Canadian Tire Corp Ltd	5,815
148,500		Canon Marketing Japan, Inc	4,018
568,403		Card Factory plc	1,508
1,208,523	*	Carmax, Inc	74,856
78,968	*,e	Carvana Co	1,811
11,280	e	Cashbuild Ltd	456
41,815		Cato Corp (Class A)	616
210,460		Chico’s FAS, Inc	1,903
29,653		Children’s Place Retail Stores, Inc	4,011
307,000	e	China Animation Characters Co Ltd	113
2,048,000	*	China Beidahuang Industry Group Holdings Ltd	104
476,500	*,e	China Harmony New Energy Auto Holding Ltd	310
3,233,000	e	China ZhengTong Auto Services Holdings Ltd	2,375
7,900		Chiyoda Co Ltd	197
16,900		Chori Co Ltd	322
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

277,000		Chow Sang Sang Holding	$582
87,900		Cia Hering	550
105,999		Citi Trends, Inc	3,276
1,839		CJ O Shopping Co Ltd	387
131,964		Clas Ohlson AB (B Shares)	1,431
4,867,000	e,g	Cogobuy Group	2,490
217,800		Com7 PCL	131
32,236	*,e	Conn’s, Inc	1,096
244,715	*,e	Container Store Group, Inc	1,331
141,303		Core-Mark Holding Co, Inc	3,004
247,932	*	CSMall Group Ltd	74
705,678	*	Ctrip.com International Ltd (ADR)	32,899
737	*	Cuckoo Homesys Co Ltd	119
527,714		Dah Chong Hong Holdings Ltd	268
333,400	e	DCM Japan Holdings Co Ltd	3,393
707,132	e	Debenhams plc	208
70,840		Delek Automotive Systems Ltd	532
34,000	*,e	Despegar.com Corp	1,063
177,711		Dick’s Sporting Goods, Inc	6,229
492,286		Dickson Concepts International Ltd	179
15,338		Dieteren S.A.	621
23,399	e	Dillard’s, Inc (Class A)	1,880
737,950		Dollar General Corp	69,035
479,320	*	Dollar Tree, Inc	45,487
222,208		Dollarama, Inc	27,006
86,000		Don Quijote Co Ltd	4,929
11,900		Doshisha Co Ltd	273
108,280		DSW, Inc (Class A)	2,432
24,326	*	Dufry Group	3,195
16,026	*,e	Duluth Holdings, Inc	300
161,689		Dunelm Group plc	1,196
101,106	g	Dustin Group AB	896
248,083		EDION Corp	2,868
136,736	e	El Puerto de Liverpool SAB de C.V.	1,019
1,080,100	*,e	Esprit Holdings Ltd	369
92,810	g	Europris ASA	299
936,908		Expedia, Inc	103,444
558,495	*	Express Parent LLC	3,999
588,000		Far Eastern Department Stores Co Ltd	329
45,375		Fast Retailing Co Ltd	18,229
68,848	e	Finish Line, Inc (Class A)	932
168,946	*	Five Below, Inc	12,391
49,084	*,e	Floor & Decor Holdings, Inc	2,558
1,398,667		Foot Locker, Inc	63,695
277,030		Foschini Ltd	5,225
65,383	*	Francesca’s Holdings Corp	314
42,143	*	FTD Cos, Inc	153
11,700		Fuji Co Ltd	253
18,408	*,e	Funko, Inc	151
23,892		Future Lifestyle Fashions Ltd	148
10,835	*	Future Retail Ltd	30
20,970	*	Gaia, Inc	325
150,465	e	GameStop Corp (Class A)	1,899
802,448		Gap, Inc	25,036
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)

31,918	*	Genesco, Inc	$1,296
281,338		Genuine Parts Co	25,275
137,500	e	Geo Holdings Corp	2,184
2,294,000		Giordano International Ltd	1,348
130,873	*,e	GNC Holdings, Inc	505
214,799	e	Golden Eagle Retail Group Ltd	246
10,921,844	e	GOME Electrical Appliances Holdings Ltd	1,189
59,540		Greencross Ltd	243
32,574		Group 1 Automotive, Inc	2,128
30,138	*	Groupe Fnac	3,225
3,747,116	*,e	Groupon, Inc	16,262
9,942		GS Home Shopping, Inc	1,755
96,141		Guess?, Inc	1,994
37,900		Gulliver International Co Ltd	269
333		GwangjuShinsegae Co Ltd	69
404,297		Halfords Group plc	1,849
295,825	e	Hankyu Department Stores, Inc	5,489
375,977	e	Harvey Norman Holdings Ltd	1,075
34,644		Haverty Furniture Cos, Inc	698
24,654	*	Hellenic Duty Free Shops S.A.	481
4,417,037		Hengdeli Holdings Ltd	213
530,140	e	Hennes & Mauritz AB (B Shares)	7,920
235,754	*,e	Hibbett Sports, Inc	5,646
17,600		Hikari Tsushin, Inc	2,839
3,846,611		Home Depot, Inc	685,620
28,444,894		Home Product Center PCL (Foreign)	12,675
9,091		Hornbach Baumarkt AG.	313
111,546	g	Hostelworld Group PLC	598
199,518		Hotai Motor Co Ltd	2,000
130,278		Hotel Shilla Co Ltd	11,346
63,500	*,e	Hudson Ltd	1,010
43,495	e	Hudson’s Bay Co	301
34,450		Hyundai Department Store Co Ltd	2,941
3,551		Hyundai Home Shopping Network Corp	348
130,626	e	Imperial Holdings Ltd	2,575
937,800		Inchcape plc	9,092
1,967,648		Industria De Diseno Textil S.A.	61,860
80,428		Infibeam Incorporation Ltd	184
7,426		Interpark INT Corp	65
218,528		Isetan Mitsukoshi Holdings Ltd	2,418
198,000		IT Ltd	92
25,300		Izumi Co Ltd	1,706
435,319		J Front Retailing Co Ltd	7,352
26,649	*,e	J. Jill, Inc	118
59,451		Jardine Cycle & Carriage Ltd	1,570
359,330	e	JB Hi-Fi Ltd	7,184
537,064	*,e	JC Penney Co, Inc	1,622
1,153,759		JD Sports Fashion plc	5,442
706,400	*	JD.com, Inc (ADR)	28,602
8,200	e	Jin Co Ltd	452
70,870		John Menzies plc	625
31,400		Joshin Denki Co Ltd	1,182
14,000		Joyful Honda Co Ltd	499
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,765		JUMBO S.A.	$1,499
38,400	*,e	Jumei International Holding Ltd (ADR)	111
213,799		KappAhl AB	655
18,087	e	Keiyo Co Ltd	95
302,488	e	Kering	145,078
1,005,886		Kingfisher plc	4,126
5,000	*	Kintetsu Department Store Co Ltd	179
113,246	*	Kirkland’s, Inc	1,097
150,000	e	Kogan.com Ltd	992
269,809		Kohl’s Corp	17,675
65,200		Kohnan Shoji Co Ltd	1,572
81,900		Komeri Co Ltd	2,209
490,000		K’s Holdings Corp	6,807
288,984		L Brands, Inc	11,042
22,735	*,e	Lands’ End, Inc	531
296,000	*	Laox Co Ltd	1,484
3,984,599	e	Li & Fung Ltd	1,964
212,444	*	Liberty Expedia Holdings, Inc	8,345
2,407,444	*	Liberty Interactive Corp	60,595
670,979	*	Liberty TripAdvisor Holdings, Inc	7,213
496,000	*,e	Lifestyle China Group Ltd	141
39,874		Lithia Motors, Inc (Class A)	4,008
11,400		LIXIL VIVA Corp	225
626,153	*	LKQ Corp	23,763
300,000		Lojas Americanas S.A.	1,274
2,075,294		Lojas Americanas S.A.(Preference)	11,843
972,789		Lojas Renner S.A.	10,121
532,340		Lookers plc	655
63,120		LOTTE Himart Co Ltd	4,356
9,559		Lotte Shopping Co Ltd	2,109
1,308,398		Lowe’s Companies, Inc	114,812
835,000		Luk Fook Holdings International Ltd	3,048
46,820	*,e	Lumber Liquidators, Inc	1,120
561,008		Macy’s, Inc	16,684
46,300		Magazine Luiza S.A.	1,373
28,055	g	Maisons du Monde S.A.	1,025
724,000		Maoye International Holdings Ltd	82
34,166	*	MarineMax, Inc	665
39,490	*	Marisa Lojas S.A.	79
1,328,087	e	Marks & Spencer Group plc	5,045
299,723	e	Marui Co Ltd	6,044
96,309		Matas A.S.	1,044
13,800		Matsuya Co Ltd	195
13,942	e	Mekonomen AB	239
108,525		Metro AG.	1,248
148,169		Michael Hill International Ltd	131
282,320	*	Michaels Cos, Inc	5,565
17,753		Mobilezone Holding AG.	228
26,000		momo.com, Inc	248
53,990	e	Monro Muffler, Inc	2,894
247,655		Mr Price Group Ltd	5,956
72,198	*	Murphy USA, Inc	5,256
471,206	e	Myer Holdings Ltd	136
95,968		N Brown Group plc	238
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,316	*	National Vision Holdings, Inc	$1,626
1,152,920	*	NetFlix, Inc	340,515
11,500	*,e	Netshoes Cayman Ltd	68
604,174		New Carphone Warehouse plc	1,580
147,298		Next plc	9,847
25,800		Nishimatsuya Chain Co Ltd	292
52,295		Nitori Co Ltd	9,171
112,900		Nojima Corp	2,716
392,522	e	Nordstrom, Inc	19,002
10,704		NS Shopping Co Ltd	140
114,825		Nutri/System, Inc	3,095
308,069	*,e	Ocado Ltd	2,300
1,131,165		Office Depot, Inc	2,432
80,913	*	Ollie’s Bargain Outlet Holdings, Inc	4,879
411,135	g	On the Beach Group plc	3,086
106,993	*	O’Reilly Automotive, Inc	26,468
64,575	*,e,n	Overstock.com, Inc	2,341
1,197,700		Padini Holdings BHD	1,347
5,800		Pal Co Ltd	159
76,400		Paltac Corp	4,163
59,001	e	Parco Co Ltd	791
677,000	e	Parkson Retail Group Ltd	79
206,493	*,e	Party City Holdco, Inc	3,221
17,000	e	PC Depot Corp	113
71,122		PC Jeweller Ltd	353
919,116		Pendragon plc	299
84,208		Penske Auto Group, Inc	3,733
127,732	e	PetMed Express, Inc	5,333
4,714,900	*	Petrobras Distribuidora S.A.	32,976
255,880	e	Pets at Home Group plc	607
143,844		Pier 1 Imports, Inc	463
1,294,500		Pou Sheng International Holdings Ltd	328
876,000	*,e	Powerwell Pacific Holdings Ltd	338
32,701		Poya Co Ltd	411
51,494	e	Premier Investments Ltd	629
4,633,000		PT ACE Hardware Indonesia Tbk	448
11,058,123		PT Matahari Department Store Tbk	8,833
1,135,500		PT Mitra Adiperkasa Tbk	641
8,035,600		PT Ramayana Lestari Sentosa Tbk	790
455,200		PTG Energy PCL	238
284,218		Rakuten, Inc	2,349
71,112	e	Rent-A-Center, Inc	614
106,138	*,e	RH	10,113
495,614		Ripley Corp S.A.	511
353,500		Robinson PCL	707
739,146		Ross Stores, Inc	57,639
17,000		Ryohin Keikaku Co Ltd	5,680
680,490		SA SA International Holdings Ltd	354
599,355		SACI Falabella	5,788
182,200	*,e	Sally Beauty Holdings, Inc	2,997
30,100	e	Sanrio Co Ltd	548
108	*,e	Sears Holdings Corp	0	^
269,000		Senao International Co Ltd	483
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,800		Senshukai Co Ltd	$68
16,156		Seobu Truck Terminal Co Ltd	170
40,200		Seria Co Ltd	1,988
35,807		Shankara Building Products Ltd	972
25,800		Shimachu Co Ltd	822
20,203		Shimamura Co Ltd	2,519
7,395		Shinsegae Co Ltd	2,430
1,553		Shinsegae International Co Ltd	130
40,403		Shoe Carnival, Inc	962
12,294		Shopper’s Stop Ltd	99
55,911	*	Shutterfly, Inc	4,543
857,987		Siam Global House PCL	430
239,000		Sichuan Xinhua Winshare Chainstore Co Ltd	192
144,665	e	Signet Jewelers Ltd	5,572
60,521	e,g	Sleep Country Canada Holdings, Inc	1,602
174,240	*	Sleep Number Corp	6,125
41,122		Sonic Automotive, Inc (Class A)	779
174,292	*	Sports Direct International plc	900
80,500	*,e	Sportsman’s Warehouse Holdings, Inc	328
6,952	*,e,g	SRP Groupe S.A.	67
181,316		Start Today Co Ltd	4,719
18,918	*,e	Stockmann Oyj Abp (B Share)	89
538,113	e	Super Cheap Auto Group Ltd	2,829
215,124	*	Super Group Ltd	656
50,164		SuperGroup plc	1,099
84,116		Tailored Brands, Inc	2,108
204,819		Takashimaya Co Ltd	1,969
58,620		Takkt AG.	1,335
2,268,161		Target Corp	157,478
53,200		Telepark Corp	1,494
7,275,099		Test-Rite International Co	5,864
554,079		Tiffany & Co	54,111
67,471		Tile Shop Holdings, Inc	405
283,319		Tilly’s, Inc	3,202
1,454,656		TJX Companies, Inc	118,642
30,959	e	Tokmanni Group Corp	253
9,600	*,e	Tokyo Base Co Ltd	133
9,500	e	Tokyo Derica Co Ltd	102
243,000		Tractor Supply Co	15,314
504,374		Trade Me Ltd	1,619
225,083	*,e	TripAdvisor, Inc	9,204
543,954		Truworths International Ltd	4,959
759,289	*	Ulta Beauty, Inc	155,100
24,459	e	Uni-Select, Inc	380
16,699		United Arrows Ltd	633
119,951	*	Urban Outfitters, Inc	4,433
206,986		USS Co Ltd	4,236
1,922		Valora Holding AG.	657
3,020,003		Via Varejo S.A.	27,735
394,600	*	Vipshop Holdings Ltd (ADR)	6,558
137,725	*,e	Vitamin Shoppe, Inc	599
52,600	e	VT Holdings Co Ltd	273
102,696	*,e	Wayfair, Inc	6,935
69,203	e	Webjet Ltd	590
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

392,532		WH Smith plc	$10,763
252,869	e	Williams-Sonoma, Inc	13,341
4,022		Winmark Corp	526
3,417,612		Woolworths Holdings Ltd	17,325
92,600		Xebio Co Ltd	1,835
59,876	g	XXL ASA	617
475,985	e	Yamada Denki Co Ltd	2,892
70,300		Yellow Hat Ltd	2,093
36,239	*	Yoox S.p.A	1,685
10,100	e	Yume No Machi Souzou Iinkai Co Ltd	213
10,951	*,g	Zalando SE	598
3,790,023	e	Zhongsheng Group Holdings Ltd	10,412
3,637	*	zooplus AG.	663
218,003	*	Zumiez, Inc	5,210
		TOTAL RETAILING	5,739,899

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
58,532	*	,NV Measuring Instruments Ltd	1,582
418,800	*,e,n	Acacia Communications, Inc	16,107
2,994,615		A-DATA Technology Co Ltd	7,800
212,423	*	Advanced Energy Industries, Inc	13,574
3,003,558	*,e,n	Advanced Micro Devices, Inc	30,186
7,003	*	Advanced Process Systems Corp	188
10,598,491		Advanced Semiconductor Engineering, Inc	15,463
84,000		Advanced Wireless Semiconductor Co	180
92,200	e	Advantest Corp	1,939
962,628	*	Aixtron AG.	18,627
187,726	*	Alpha & Omega Semiconductor Ltd	2,900
58,489	*,e	Ambarella, Inc	2,865
493,530	*	Amkor Technology, Inc	4,999
67,144		ams AG.	7,051
426,970		Analog Devices, Inc	38,910
2,600	e	AOI Electronics Co Ltd	92
6,594,581		Applied Materials, Inc	366,725
200,852	*	APS Holdings Corp	1,401
26,172	*,e	Aquantia Corp	411
234,738		Ardentec Corp	307
33,191		ASM International NV	2,427
631,504		ASM Pacific Technology	8,897
13,884		ASMedia Technology, Inc	179
559,427		ASML Holding NV	110,931
13,000		ASPEED Technology, Inc	408
21,446	*	Atto Co Ltd	151
50,996	*	Axcelis Technologies, Inc	1,254
62,186	*	AXT, Inc	451
161,942		BE Semiconductor Industries NV	16,612
179,000	e	BOE Varitronix Ltd	92
1,870,672	n	Broadcom Ltd	440,824
302,768		Brooks Automation, Inc	8,199
61,964		Cabot Microelectronics Corp	6,637
177,800	*	Cavium, Inc	14,114
37,144	*	Ceva, Inc	1,345
572,000		China Electronics Corp Holdings Co Ltd	85
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,538	*,†,e,m	China Energy Savings Technology, Inc	$0
369,000		Chipbond Technology Corp	877
141,000		ChipMOS Technologies, Inc	113
230,319	*	Cirrus Logic, Inc	9,358
87,643		Cohu, Inc	1,999
419,324	*	Cree, Inc	16,903
14,994	*,e	CyberOptics Corp	270
867,514		Cypress Semiconductor Corp	14,713
23,423		Dainippon Screen Manufacturing Co Ltd	2,116
43,505	*	Dialog Semiconductor plc	1,036
322,363	*	Diodes, Inc	9,819
49,000		Disco Corp	10,473
21,375		Dongbu HiTek Co Ltd	294
49,898	*	DSP Group, Inc	589
236,000		Elan Microelectronics Corp	363
77,456		Elite Advanced Laser Corp	299
158,000		Elite Semiconductor Memory Technology, Inc	244
35,746		Elmos Semiconductor AG.	1,098
43,571		eMemory Technology, Inc	526
493,248		Entegris, Inc	17,165
5,134		Eo Technics Co Ltd	358
587,000	*	Epistar Corp	853
241,167	*	E-Ton Solar Tech Co Ltd	51
8,477		Eugene Technology Co Ltd	150
253,000		Everlight Electronics Co Ltd	391
130,060		Faraday Technology Corp	315
25,200	e	Ferrotec	634
236,599	*	First Solar, Inc	16,794
204,000		Forhouse Corp	183
411,020	*	Formfactor, Inc	5,610
210,000		Formosa Advanced Technologies Co Ltd	239
31,000		Foxsemicon Integrated Technology, Inc	251
11,641,308	*,e	GCL Poly Energy Holdings Ltd	1,455
15,966	*,e	GemVax & Kael Co Ltd	239
17,686		Giga Solar Materials Corp	126
309,454	*	Gintech Energy Corp	169
52,000		Global Unichip Corp	580
336,000		Globalwafers Co Ltd	5,415
143,100		Globetronics Technology BHD	156
841,000		Greatek Electronics, Inc	1,612
28,920	*	GSI Technology, Inc	214
1,064,200		Hana Microelectronics PCL (Foreign)	1,108
15,479		Hanmi Semiconductor Co Ltd	163
10,670	*	Hansol LCD, Inc	123
112,000		Holtek Semiconductor, Inc	302
762,000	g	Hua Hong Semiconductor Ltd	1,526
777,688		Hynix Semiconductor, Inc	59,580
30,419	*,e	Ichor Holdings Ltd	736
30,170	*,e	Impinj, Inc	393
827,441		Infineon Technologies AG.	22,253
3,691	*	Innox Advanced Materials Co Ltd	228
668,156	*,e	Inphi Corp	20,111
292,347	*	Integrated Device Technology, Inc	8,934
12,245,882	n	Intel Corp	637,765
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

423,792	*,e	IQE plc	$769
325,500	*,e	JA Solar Holdings Co Ltd (ADR)	2,135
68,700		Japan Material Co Ltd	864
137,700	*,e	JinkoSolar Holding Co Ltd (ADR)	2,513
22,095		Jusung Engineering Co Ltd	225
48,715		KC Tech Co Ltd	1,031
669,000		King Yuan Electronics Co Ltd	702
166,000		Kinsus Interconnect Technology Corp	322
475,885		Kla-Tencor Corp	51,876
6,505		Koh Young Technology, Inc	615
108,256	*,e	Kopin Corp	338
8,231		L&F Co Ltd	304
824,458		Lam Research Corp	167,497
35,800		Land Mark Optoelectronics Corp	471
43,175,000	*	Landing International Development Ltd	1,213
26,600		Lasertec Corp	970
827,782	*	Lattice Semiconductor Corp	4,611
6,032		LEENO Industrial Inc	339
189,726	*	Lextar Electronics Corp	137
124,048		Lite-On Semiconductor Corp	182
72,022	*,e	MA-COM Technology Solutions	1,196
1,166,000	*	Macronix International	1,998
195,700		Malaysian Pacific Industries BHD	439
2,670	*	Manz Automation AG.	103
2,631,875		Marvell Technology Group Ltd	55,269
594,723		Maxim Integrated Products, Inc	35,814
104,613	*,e	MaxLinear, Inc	2,380
8,229,594		MediaTek, Inc	94,692
81,400	e	Megachips Corp	2,853
41,100		Melexis NV	4,109
132,631	*,e	Mellanox Technologies Ltd	9,662
375,424	*,e	Meyer Burger Technology AG.	437
226,856	e	Microchip Technology, Inc	20,726
2,525,900	*,n	Micron Technology, Inc	131,700
72,700	e	Micronics Japan Co Ltd	764
327,551	*	Microsemi Corp	21,199
40,400		Mimasu Semiconductor Industry Co Ltd	735
13,800	e	Mitsui High-Tec, Inc	203
151,203		MKS Instruments, Inc	17,487
147,347		Monolithic Power Systems, Inc	17,058
251,118	*	Motech Industries, Inc	198
60,044	*	Nanometrics, Inc	1,615
6,878,000		Nanya Technology Corp	22,038
417,385	*	NEC Electronics Corp	4,196
450,324	*	Neo Solar Power Corp	202
59,281	*,e	NeoPhotonics Corp Ltd	406
75,207	*,e	Nordic Semiconductor ASA	453
486,752		Novatek Microelectronics Corp Ltd	2,226
2,500		Nuflare Technology, Inc	159
51,000		Nuvoton Technology Corp	125
8,005		NVE Corp	665
1,863,268		NVIDIA Corp	431,514
1,038,304	*	NXP Semiconductors NV	121,482
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,230,239	*	ON Semiconductor Corp	$30,092
19,440		On-Bright Electronics, Inc	214
149,127		Orise Technology Co Ltd	158
39,401		Parade Technologies Ltd	774
47,112	*	PDF Solutions, Inc	549
115,895		Phison Electronics Corp	1,216
109,963	*	Photronics, Inc	907
73,613		Pixart Imaging, Inc	318
65,521	*,e	Pixelworks, Inc	254
57,544		Power Integrations, Inc	3,933
578,397		Powertech Technology, Inc	1,823
8,944		PSK, Inc	215
229,009	*	Qorvo, Inc	16,134
2,720,721	n	QUALCOMM, INC	150,755
1,990,000		Radiant Opto-Electronics Corp	4,936
282,678	*	Rambus, Inc	3,796
395,333		Realtek Semiconductor Corp	1,721
1,282,788	*	REC Silicon ASA	246
433,691		Rohm Co Ltd	41,166
298,113	*	Rudolph Technologies, Inc	8,258
144,501		Samsung Electronics Co Ltd	337,623
20,755		Samsung Electronics Co Ltd (Preference)	39,910
79,000		Sanken Electric Co Ltd	584
75,000		SDI Corp	218
2,454,047	*,e	Semiconductor Manufacturing International Corp	3,247
295,242	*	Semtech Corp	11,529
22,576		Seoul Semiconductor Co Ltd	427
166,000	*	Shanghai Fudan Microelectronics Group Co Ltd	139
24,800		Shindengen Electric Manufacturing Co Ltd	1,625
980,000	*,e	Shinkawa Ltd	10,532
423,500		Shinko Electric Industries	3,131
23,000		ShunSin Technology Holding Ltd	118
60,210	*	Sigma Designs, Inc	373
182,000		Sigurd Microelectronics Corp	230
35,934		Silergy Corp	816
89,998	*	Silicon Laboratories, Inc	8,091
6,448		Silicon Works Co Ltd	232
1,542,807		Siliconware Precision Industries Co	2,697
58,205	*	Siltronic AG.	9,983
312,000		Sino-American Silicon Products, Inc	1,169
176,000		Sitronix Technology Corp	527
364,596		Skyworks Solutions, Inc	36,554
58,185	e	SMA Solar Technology AG.	3,299
41,626	*,e	SMART Global Holdings, Inc	2,075
10,207	*	SOITEC	742
1,159,768	e	STMicroelectronics NV	25,809
39,280	*	STS Semiconductor & Telecommunications	93
213,366		Sumco Corp	5,573
99,843	*,e	SunPower Corp	797
898,300		SVI PCL (Foreign)	125
638,000		Taiwan Semiconductor Co Ltd	1,722
30,664,458		Taiwan Semiconductor Manufacturing Co Ltd	259,734
276,702		Taiwan Surface Mounting Technology Co Ltd	267
434,241		Teradyne, Inc	19,849
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,384		TES Co Ltd	$233
1,676,641		Texas Instruments, Inc	174,186
2,826		Tokai Carbon Korea Co Ltd	221
176,540		Tokyo Electron Ltd	32,658
39,700		Tokyo Seimitsu Co Ltd	1,611
638,550		Topco Scientific Co Ltd	1,870
12,363	e	Toptec Co Ltd	365
209,113	*	Tower Semiconductor Ltd	5,680
1,746,000	*,†,m	Trony Solar Holdings Co Ltd.	2
3,901	e	U-Blox AG.	703
6,900		UKC Holdings Corp	142
62,142	*	Ultra Clean Holdings	1,196
94,300		Ulvac, Inc	5,335
621,900		Unisem M BHD	395
9,939,871		United Microelectronics Corp	5,238
711,228		Vanguard International Semiconductor Corp	1,557
79,814	*	Veeco Instruments, Inc	1,357
319,982		Versum Materials, Inc	12,041
105,068		Visual Photonics Epitaxy Co Ltd	412
260,000	*	Wafer Works Corp	412
2,200,000		Win Semiconductors Corp	23,925
1,038,832		Winbond Electronics Corp	708
15,997		WONIK IPS Co Ltd	498
205,122	*,e	Xcerra Corp	2,390
174,008	*,e,g	X-Fab Silicon Foundries SE	1,880
1,070,626		Xilinx, Inc	77,342
100,000	*	XinTec, Inc	233
1,782,000		Xinyi Solar Holdings Ltd	726
83,163		Xperi Corp	1,759
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,674,782

SOFTWARE & SERVICES - 12.2%
45,800	*,e	21Vianet Group, Inc (ADR)	317
102,306	*	2U, Inc	8,597
144,200	*,e	58.COM, Inc (ADR)	11,516
153,610	*	8x8, Inc	2,865
360,512	*	A10 Networks, Inc	2,098
1,757,586		Accenture plc	269,789
201,002	*	ACI Worldwide, Inc	4,768
2,533,077		Activision Blizzard, Inc	170,881
136,316	*	Acxiom Corp	3,096
7,513		Addcn Technology Co Ltd	60
1,127,461	*	Adobe Systems, Inc	243,622
55,886	*,e	Afterpay Touch Group Ltd	281
1,728,000	*,e	AGTech Holdings Ltd	206
3,661		Ahnlab, Inc	294
209,947	*	Akamai Technologies, Inc	14,902
2,100	*,e	Akatsuki, Inc	104
35,792	*,e	Alarm.com Holdings, Inc	1,351
53,147	*,g	Alfa Financial Software Holdings plc	256
2,394,772	*	Alibaba Group Holding Ltd (ADR)	439,536
184,498		Alliance Data Systems Corp	39,272
249,787		Alpha Systems, Inc	5,360
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

828,470	*	Alphabet, Inc (Class A)	$859,239
1,051,038	*	Alphabet, Inc (Class C)	1,084,451
38,658		Alten	3,727
40,484	*,e	Alteryx, Inc	1,382
274,614		Altium Ltd	4,245
328,171	e	Altran Technologies S.A.	4,863
428,764		Amadeus IT Holding S.A.	31,730
38,837	*	Amber Road, Inc	346
232,026		Amdocs Ltd	15,481
44,511	*	American Software, Inc (Class A)	579
245,640	*	ANGI Homeservices, Inc	3,336
93,672	*	Ansys, Inc	14,677
64,209	*	Appfolio, Inc	2,623
75,012	*	Apptio, Inc	2,126
203,480	*	Aspen Technology, Inc	16,053
45,351		Asseco Poland S.A.	597
100,800		Ateam, Inc	2,380
82,364	*	Atlassian Corp plc	4,441
105,805		Atos Origin S.A.	14,496
12,641		Aubay	650
1,064,302	g	Auto Trader Group plc	5,232
208,171	*	Autodesk, Inc	26,142
81,233		Autohome, Inc (ADR)	6,981
788,303		Automatic Data Processing, Inc	89,457
22,600	*	AutoWeb, Inc	67
37,861		Aveva Group plc	1,015
4,064		Axway Software S.A.	90
509,889	*	Baidu, Inc (ADR)	113,802
16,400	*,e	Baozun, Inc (ADR)	752
23,254		Bechtle AG.	1,886
430,000	*	Beijing Beida Jade Bird Universal Sci-Tech Co Ltd	75
26,548	*,e	Benefitfocus, Inc	648
14,800	*,e	Bitauto Holdings Ltd (ADR)	313
540,202	*	Black Knight, Inc	25,444
81,300		Blackbaud, Inc	8,277
605,632	*	Blackberry Ltd (New)	6,962
94,046	*	Blackhawk Network Holdings, Inc	4,204
410,129	*	Blackline, Inc	16,081
75,025	*	Blucora, Inc	1,846
456,660	*,e	Blue Prism Group plc	8,964
661,826		Booz Allen Hamilton Holding Co	25,626
66,722	*	Bottomline Technologies, Inc	2,585
531,307	*	Box, Inc	10,918
273,000	*,e	Boyaa Interactive International Ltd	106
112,199	*	Brightcove, Inc	780
58,600		Broadleaf Co Ltd	288
271,855		Broadridge Financial Solutions, Inc	29,820
16,900		Brogent Technologies, Inc	130
539,414		CA, Inc	18,286
160,000		CAC Holdings Corp	1,621
49,953	*	CACI International, Inc (Class A)	7,560
713,987	*	Cadence Design Systems, Inc	26,253
114,423	*	Callidus Software, Inc	4,114
9,311		Cancom SE	961
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

342,623		Cap Gemini S.A.	$42,751
600,372		Capcom Co Ltd	13,911
45,046	*	Carbonite, Inc	1,297
8,398	*,e	Cardlytics, Inc	123
77,736	*	Cardtronics plc	1,734
216,374	*	Care.com, Inc	3,520
124,024	*,e	Cars.com, Inc	3,514
712,701		carsales.com Ltd	7,448
19,359		Cass Information Systems, Inc	1,152
53,705	*,e	Catena Media plc	730
30,889		CD Projekt Red S.A.	990
236,502		CDK Global, Inc	14,980
207,008	*	CGI Group, Inc	11,938
10,600	*,e	Changyou.com Ltd (ADR)	296
35,800	*	Chanjet Information Technology Co Ltd	69
111,510	*	ChannelAdvisor Corp	1,015
149,146	*	Check Point Software Technologies	14,816
19,100	*,e	Cheetah Mobile, Inc (ADR)	255
1,224,000		Chinasoft International Ltd	1,107
1,026,613		Cielo S.A.	6,434
222,405	*	Citrix Systems, Inc	20,639
298,206	*,e	Cloudera, Inc	6,435
1,226,277		Cognizant Technology Solutions Corp (Class A)	98,715
25,800	e	COLOPL, Inc	230
5,756		Com2uSCorp	1,016
50,926	*	CommerceHub, Inc	1,145
24,556	*	CommerceHub, Inc (Series A)	553
233,779	*	Commvault Systems, Inc	13,372
132,323		Computer Modelling Group Ltd	954
673,197		Computershare Ltd	9,028
217,954	*	Conduent, Inc	4,063
51,295		Constellation Software, Inc	34,804
318,174		Convergys Corp	7,197
35,000	e	COOKPAD, Inc	196
91,649	*	Cornerstone OnDemand, Inc	3,584
163,331	*	Coupa Software, Inc	7,451
68,900	e	CROOZ, Inc	1,384
123,592		CSG Systems International, Inc	5,597
294,295		CSRA, Inc	12,134
19,570	*,e	CyberArk Software Ltd	998
568,522		Dassault Systemes S.A.	77,315
329,000		Datasonic Group BHD	74
496,335	*	Dell Technologies, Inc-VMware Inc	36,337
210,000	e	Dena Co Ltd	3,825
519,154	*	Descartes Systems Group, Inc	14,837
5,410		Devoteam S.A.	573
100,421	*	DHI Group, Inc	161
17,879	*,e	Digimarc Corp	428
6,000	e	Digital Arts, Inc	229
464,000	*	Digital China Holdings Ltd	256
22,000		Digital Garage, Inc	730
56,900		Dip Corp	1,805
286,580		Domain Holdings Australia Ltd	719
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,321		DoubleUGames Co Ltd	$360
56,321	*	Dropbox, Inc	1,760
161,135		DST Systems, Inc	13,479
56,400		DTS Corp	1,963
11,478		DuzonBIzon Co Ltd	641
3,298,095		DXC Technology Co	331,557
4,223,808	*	eBay, Inc	169,966
41,129	e	Ebix, Inc	3,064
23,634		eClerx Services Ltd	438
72,917		Econocom Group S.A.	534
131,426	*	EDB Business Partner ASA	508
959,575	*	Electronic Arts, Inc	116,339
57,921	*,e	Ellie Mae, Inc	5,325
103,178		Ementor ASA	1,675
171,825	*	Endurance International Group Holdings, Inc	1,272
44,781		Enghouse Systems Ltd	2,369
130,000	*,e	Enigmo, Inc	1,924
121,401	*	Envestnet, Inc	6,956
80,886		EOH Holdings Ltd	294
123,170	*	EPAM Systems, Inc	14,105
759,258	g	Equiniti Group plc	3,185
655,292	*	Etsy, Inc	18,388
180,415	*	Euronet Worldwide, Inc	14,238
30,638	*	Everbridge, Inc	1,121
194,940	*	Everi Holdings, Inc	1,281
248,616		EVERTEC, Inc	4,065
128,117	*	ExlService Holdings, Inc	7,145
19,100		F@N Communications, Inc	128
7,230,572	*,n	Facebook, Inc	1,155,373
111,760		Fair Isaac Corp	18,929
144,300	*,e	Fang Holdings Ltd (ADR)	742
900	*,e	FFRI, Inc	32
756,458		Fidelity National Information Services, Inc	72,847
330,847	*	FireEye, Inc	5,601
80,131	*	First American Corp	3,624
944,354	*	First Data Corp	15,110
874,157	*	Fiserv, Inc	62,336
348,749	*	Five9, Inc	10,389
298,205	*	FleetCor Technologies, Inc	60,387
8,384	*	ForeScout Technologies, Inc	272
10,710		Formula Systems 1985 Ltd	391
205,300		Forth Smart Service PCL	65
156,033	*	Fortinet, Inc	8,360
82,921		F-Secure Oyj	374
65,200		FUJI SOFT, Inc	2,600
9,510,012		Fujitsu Ltd	57,792
4,200		Fukui Computer Holdings, Inc	92
51,800		Future Architect, Inc	652
8,474	*	GameHi Co Ltd	91
2,826	*,e	Gamevil, Inc	196
195,549	*,e	Gaming Innovation Group, Inc	149
298,557	*	Gartner, Inc	35,116
85,367	e	GB Group plc	483
57,024	*,e	GDS Holdings Ltd (ADR)	1,565
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

589,314		Genpact Ltd	$18,852
7,898		GFT Technologies AG.	127
122,833	*,g	Global Dominion Access S.A.	671
341,339		Global Payments, Inc	38,066
177,726	*	Glu Mobile, Inc	670
77,700	e	GMO internet, Inc	1,680
9,900	e	GMO Payment Gateway, Inc	977
537,589		Gocompare.Com Group plc	845
691,146	*	GoDaddy, Inc	42,450
92,641	*,e	Gogo, Inc	799
14,600	e	Gourmet Navigator, Inc	203
81,250	*,e	Gravity Co Ltd (ADR)	6,914
67,200		Gree, Inc	387
8,707	*,e	Gridsum Holding, Inc (ADR)	71
641,933	*,e	GrubHub, Inc	65,137
9,867	*	G-treeBNT Co Ltd	429
53,761	*,e	GTT Communications, Inc	3,048
916,225	*,e	Guidewire Software, Inc	74,058
270,300	e	GungHo Online Entertainment Inc	892
6,900	*,e	Gunosy, Inc	183
9,969		Haansoft, Inc	154
127,213		Hackett Group, Inc	2,043
229,207		Hansen Technologies Ltd	733
274,000	e	HC International, Inc	200
739,644		HCL Technologies Ltd	10,984
6,800	e	Hearts United Group Co Ltd	111
54,589		Hexaware Technologies Ltd	318
1,119,000	*	Hi Sun Technology China Ltd	200
342,805	*	Hortonworks, Inc	6,983
59,562	*,e	HubSpot, Inc	6,451
908,253	*	IAC/InterActiveCorp	142,033
488,000	e	IGG, Inc	678
290,634	*	Imperva, Inc	12,584
69,700	*	Indra Sistemas S.A.	965
518,500		Ines Corp	5,452
175,186		Inesa Intelligent Tech, Inc - B	108
85,000		Info Edge India Ltd	1,532
7,700		Infocom Corp	155
1,308,260		Infomart Corp	13,320
74,911	*	Information Services Group, Inc	313
6,700		Information Services International-Dentsu Ltd	181
2,887,014		Infosys Technologies Ltd	50,518
6,609	*,e	Inspired Entertainment, Inc	36
36,582	*	Instructure, Inc	1,542
36,969	*	Internap Corp	407
1,235,244		International Business Machines Corp	189,523
33,000		International Games System Co Ltd	190
16,300	e	Internet Initiative Japan, Inc	336
44,413	*	InterXion Holding NV	2,758
1,122,338		Intuit, Inc	194,557
86,258		iomart Group plc	442
86,295		Iress Market Technology Ltd	634
30,400	e	Istyle, Inc	430
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

169,030		IT Holdings Corp	$6,759
330,600		Itochu Techno-Science Corp	6,830
79,265		j2 Global, Inc	6,256
87,036		Jack Henry & Associates, Inc	10,527
1,900	*,e	JIG-SAW, Inc	69
21,342	*	Just Dial Ltd	147
572,801	*	Just Eat plc	5,609
23,500		Justsystems Corp	571
145,823		Kainos Group plc	696
123,520	e	Kakaku.com, Inc	2,186
37,234		Kakao Corp	4,584
5,300		Kanematsu Electronics Ltd	150
7,292	*	KCP Co Ltd	122
30,327		Keywords Studios plc	635
69,974		Kginicis Co Ltd	1,393
151,792	*	Kinaxis, Inc	9,760
1,134,000	*,e	Kingdee International Software Group Co Ltd	1,155
860,061		Kingsoft Corp Ltd	2,771
19,500	e	KLab, Inc	321
156,668		Konami Corp	7,979
8,889	*	Korea Information & Communications Co Ltd	114
508,872		KPIT Cummins Infosystems Ltd	1,708
7,889		KPS AG.	86
50,319	g	Larsen & Toubro Infotech Ltd	1,042
24,644	*	Leaf Group Ltd	174
425,909		Leidos Holdings, Inc	27,854
705,000	*,e	Leyou Technologies Holdings Ltd	147
1,030,133	*	Limelight Networks, Inc	4,234
36,500	*	LINE Corp	1,436
573,645		Link Administration Holdings Ltd	3,703
54,300	*,e	Link Motion, Inc (ADR)	90
74,167		Linx S.A.	455
62,060	*	Liquidity Services, Inc	403
226,094	*	Liveperson, Inc	3,697
270,989		LogMeIn, Inc	31,313
9,316	*	Logo Yazilim Sanayi Ve Ticaret AS.	115
186,400	*	Mail.ru (GDR)	6,493
9,832	*	Majesco	50
166,301	*	Manhattan Associates, Inc	6,965
55,285		Mantech International Corp (Class A)	3,067
140,000	*	MarkLines Co Ltd	2,401
115,900	e	Marvelous, Inc	1,002
2,308,723		MasterCard, Inc (Class A)	404,396
63,594	*,e	Match Group, Inc	2,826
68,882		Matrix IT Ltd	780
288,570		MAXIMUS, Inc	19,259
128,190	*	Meet Group, Inc	268
360,552		Micro Focus International plc	5,035
846		Micro Focus International plc (ADR)	12
21,401,423	d,n,p	Microsoft Corp	1,953,308
57,635	*	MicroStrategy, Inc (Class A)	7,434
157,774	*,e	MINDBODY, Inc	6,137
140,915		MindTree Ltd	1,677
10,500		Miroku Jyoho Service Co Ltd	306
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,653	*	Mitek Systems, Inc	$878
3,800		Mitsubishi Research Institute, Inc	121
148,660		Mixi Inc	5,562
340,251	*	MobileIron, Inc	1,684
400,553	*	Model N, Inc	7,230
108,600	*	Momo, Inc (ADR)	4,059
48,475	*,e	MoneyGram International, Inc	418
1,367,609		Moneysupermarket.com Group plc	5,505
69,554		Monotype Imaging Holdings, Inc	1,561
120,031		Mphasis Ltd	1,551
11,600		MTI Ltd	69
327,552	*	MuleSoft, Inc	14,406
1,295,950		My EG Services BHD	956
249,131		MYOB Ltd	587
852,000	*,†,e,m	National Agricultural Holdings Ltd	1
21,937		Naver Corp	16,326
236,051		NCC Group plc	625
14,688		NCsoft	5,684
18,400		NEC Networks & System Integration Corp	479
11,400		Nemetschek AG.	1,278
635,800		NET One Systems Co Ltd	9,337
128,500	e	NetDragon Websoft, Inc	315
74,300		Netease.com (ADR)	20,833
106,269		NetEnt AB	536
52,307	*	New Relic, Inc	3,877
517,128	*	Nexon Co Ltd	8,767
170,046	*	NEXTDC Ltd	864
6,409	*,e	NHN Entertainment Corp	408
105,503		NIC, Inc	1,403
58,463	*	Nice Systems Ltd	5,463
255,200		Nihon Unisys Ltd	5,543
72,832		NIIT Technologies Ltd	973
304,384		Nintendo Co Ltd	135,230
21,200		Nippon System Development Co Ltd	431
75,748		Nomura Research Institute Ltd	3,579
20,900		NS Solutions Corp	597
301,635		NTT Data Corp	3,170
411,605	*	Nuance Communications, Inc	6,483
659,181	*	Nutanix, Inc	32,372
5,100	e	OBIC Business Consultants Ltd	324
49,670		Obic Co Ltd	4,186
34,395	*	Okta, Inc	1,371
347,280		Open Text Corp	12,081
61,634	e	Opera Software ASA	145
12,625,243		Oracle Corp	577,605
63,849		Oracle Corp Japan	5,299
127,590		Otsuka Corp	6,505
153,668	*	Pagseguro Digital Ltd	5,889
2,611,550	*,e	Pandora Media, Inc	13,136
73,020		Paradox Interactive AB	1,105
25,082	*,e	Park City Group, Inc	219
623,673		Paychex, Inc	38,412
84,296	*,e	Paycom Software, Inc	9,053
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,984	*	Paylocity Holding Corp	$6,454
6,159,083	*	PayPal Holdings, Inc	467,290
56,780		PC Home Online	317
263,000		PCA Corp	4,321
164,499		Pegasystems, Inc	9,977
149,333	*	Perficient, Inc	3,423
49,330		Persistent Systems Ltd	528
6,700	*	PFSweb, Inc	59
17,200	*	Phoenix New Media Ltd (ADR)	75
32,306		POSDATA Co Ltd	240
50,175	*,e	Presidio, Inc	785
205,671		Progress Software Corp	7,908
680,316	*,n	Proofpoint, Inc	77,318
43,872	*	PROS Holdings, Inc	1,448
290,930	*	PTC, Inc	22,695
54,674	*	Q2 Holdings, Inc	2,490
16,572		QAD, Inc (Class A)	690
130,074	*	Qualys, Inc	9,463
248,045	*	QuinStreet, Inc	3,168
175,307	*	Quotient Technology, Inc	2,297
140,434	*	Rapid7, Inc	3,591
56,651		REA Group Ltd	3,478
51,153	*,e	RealNetworks, Inc	157
99,670	*,e	RealPage, Inc	5,133
307,424	*	Red Hat, Inc	45,963
16,404		Reis, Inc	352
10,280	*,e	Renren, Inc (ADR)	86
1,790,000	*	Rentian Technology Holdings Ltd	83
48,794		Reply S.p.A	2,691
25,688		RIB Software AG.	547
188,257		Rightmove plc	11,492
304,528	*	RingCentral, Inc	19,338
32,427	*,g	Rocket Internet SE	996
28,224	*	Rosetta Stone, Inc	371
84,550	*	Rubicon Project, Inc	152
624,282		Sabre Corp	13,391
30,977	e	SafeCharge International Group Ltd	127
1,105,642		Sage Group plc	9,935
31,996	*	SailPoint Technologies Holding, Inc	662
14,607		Saipens International Corp NV	129
5,774,944	*,n	salesforce.com, Inc	671,626
28,068		Samsung SDS Co Ltd	6,731
894,563		SAP AG.	93,913
138,233		Science Applications International Corp	10,893
505,299	g	Scout24 AG.	23,561
378,079	*,e	Sea Ltd (ADR)	4,261
15,200	*,e	SecureWorks Corp	123
150,448	*	SendGrid, Inc	4,234
1,260,222	*	ServiceNow, Inc	208,504
129,920	*	ServiceSource International LLC	495
138,060		Shanghai Baosight Software Co Ltd	250
57,000	*	SHIFT, Inc	2,864
3,900	*	Shopify, Inc	486
110,855	*	Shopify, Inc	13,795
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,807	*	Shutterstock, Inc	$1,532
752,760		Silverlake Axis Ltd	308
22,906		SimCorp AS	1,601
144,159	*	Sina Corp	15,031
5,440,000	*	Sino-I Technology Ltd	55
436,600	e	Sinosoft Technology Group Ltd	148
20,200		SMS Co Ltd	862
417,884		Softcat plc	4,014
29,376		Software AG.	1,540
53,540		Soft-World International Corp	140
17,382	*,e	Sohu.com, Inc	537
12,016	*	Solutions 30 SE	455
284,600		Sonda S.A.	553
158,751	g	Sophos Group plc	967
42,070		Sopra Group S.A.	8,587
381,357	*	Splunk, Inc	37,522
58,731	*	SPS Commerce, Inc	3,763
77,627		Square Enix Co Ltd	3,506
485,709	*	Square, Inc	23,897
455,102		SS&C Technologies Holdings, Inc	24,412
33,498	*	Stamps.com, Inc	6,735
122,290	*,e	Starbreeze AB	140
22,100	*	StarTek, Inc	216
60,442		Sumisho Computer Systems Corp	2,621
420,000		SUNeVision Holdings Ltd	267
91,147	e	Switch, Inc	1,450
69,183	*	Sykes Enterprises, Inc	2,002
605,411		Symantec Corp	15,650
72,553	*	Synchronoss Technologies, Inc	765
966,883	*	Synopsys, Inc	80,483
154,176		Syntel, Inc	3,936
12,500		Systena Corp	508
111,000		Systex Corp	244
68,825	*	Tableau Software, Inc	5,562
10,231	*,g	Takeaway.com Holding BV	547
644,514	*	Take-Two Interactive Software, Inc	63,021
590,759		Tata Consultancy Services Ltd	25,887
9,216		Tata Elxsi Ltd	140
794,793		Tech Mahindra Ltd	7,814
212,703		Technology One Ltd	855
84,074	*	TechTarget, Inc	1,671
22,300	e	Tecmo Koei Holdings Co Ltd	429
84,885	*	TeleNav, Inc	458
52,497		Temenos Group AG.	6,295
9,341,274		Tencent Holdings Ltd	501,435
1,750,856	*	Teradata Corp	69,456
282,000	g	Tian GE Interactive Holdings Ltd	239
33,734	e	Tietoenator Oyj	1,124
14,323	*,e	Tintri, Inc	24
594,676		TiVo Corp	8,058
10,500		TKC	428
567,259		Total System Services, Inc	48,932
69,300		Totvus S.A.	605
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,489	*,e	Trade Desk, Inc	$2,059
15,100		Trans Cosmos, Inc/Japan	392
576,397		Travelport Worldwide Ltd	9,418
1,006,000		Travelsky Technology Ltd	2,938
113,884		Trend Micro, Inc	6,716
266,454	*,e	TrueCar, Inc	2,521
22,611		TTEC Holdings, Inc	694
14,671	*,e	Tucows, Inc	822
412,826	*,e	Twilio, Inc	15,762
3,094,572	*	Twitter, Inc	89,774
70,385	*	Tyler Technologies, Inc	14,848
173,959	*	Ubisoft Entertainment	14,722
55,264	*	Ultimate Software Group, Inc	13,468
198,358	*,e	Unisys Corp	2,132
209,976		United Internet AG.	13,231
6,700	e	UNITED, Inc	270
59,410	*	Upland Software, Inc	1,710
931,364		Vakrangee Ltd	3,242
123,490	*	Varonis Systems, Inc	7,471
50,450	*	Vasco Data Security International	653
107,403	*	Verint Systems, Inc	4,575
206,632	*,e	VeriSign, Inc	24,498
4,341	*,e	Veritone, Inc	60
101,557	*,e	VirnetX Holding Corp	401
51,524	*	Virtusa Corp	2,497
6,987,462		Visa, Inc (Class A)	835,840
421,233	*,e	VMware, Inc (Class A)	51,083
64,610	*	Website Pros, Inc	1,169
9,655	*	Webzen, Inc	293
214,056	*,e	Weibo Corp (ADR)	25,588
5,647		WeMade Entertainment Co Ltd	265
1,019,795	e	Western Union Co	19,611
71,782	*	WEX, Inc	11,243
1,545,933		Wipro Ltd	6,697
152,528		Wirecard AG.	18,081
47,354	e	Wisetech Global Ltd	346
35,985	*	Wix.com Ltd	2,863
112,226	*	Workday, Inc	14,265
130,987	*	Workiva, Inc	3,104
28,133	*,g	Worldline S.A.	1,430
490,794	*	Worldpay, Inc	40,363
264	*,e	Xero Ltd	7
1,551		XING AG.	452
107,351	*	XO Group, Inc	2,228
15,900	*,e	Xunlei Ltd (ADR)	160
8,300,000		Xurpas, Inc	582
1,052,431	e	Yahoo! Japan Corp	4,926
135,910	*	Yelp, Inc	5,674
40,181	*,e	Yext, Inc	508
192,000	*	YY, Inc (ADR)	20,198
560,977	*	Zendesk, Inc	26,854
7,138		Zensar Technologies Ltd	99
23,400	*	ZIGExN Co Ltd	215
109,727	*	Zillow Group, Inc	5,925
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

211,020	*,e	Zillow Group, Inc (Class C)	$11,353
259,885	*	Zix Corp	1,110
1,181,102	e,g	ZPG plc	5,568
1,458,511	*,e	Zscaler, Inc	40,940
4,124,018	*	Zynga, Inc	15,094
		TOTAL SOFTWARE & SERVICES	15,098,510

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
188,915	*,e	3D Systems Corp	2,189
733,422		AAC Technologies Holdings, Inc	13,440
84,246	*	accesso Technology Group plc	2,713
2,446,292		Accton Technology Corp	8,081
12,608,762		Acer, Inc	10,609
85,492		Adlink Technology, Inc	179
151,202		Adtran, Inc	2,351
85,680	*	ADVA AG. Optical Networking	565
25,000		Advanced Ceramic X Corp	235
291,932		Advantech Co Ltd	2,111
288,171	*,e	Aerohive Networks, Inc	1,164
28,005	*	Agilysys, Inc	334
20,800		Ai Holdings Corp	581
22,444	*,e	Akoustis Technologies, Inc	131
165,400		Alpha Networks, Inc	134
146,595	e	Alps Electric Co Ltd	3,629
12,345		ALSO Holding AG.	1,629
43,200		Amano Corp	1,155
495,955		Amphenol Corp (Class A)	42,717
463,839	*	Anixter International, Inc	35,136
98,100		Anritsu Corp	1,200
2,796,000	*,†,e,m	Anxin-China Holdings Ltd	4
14,603,364	d,e,n	Apple, Inc	2,450,153
30,964	*,e	Applied Optoelectronics, Inc	776
78,000		Arcadyan Technology Corp	145
165,393	*	Arista Networks, Inc	42,225
349,736	*	ARRIS International plc	9,292
181,021	*	Arrow Electronics, Inc	13,942
20,536		Ascom Holding AG.	437
137,000		Asia Optical Co, Inc	495
5,205,464		Asia Vital Components Co Ltd	5,251
1,685,044		Asustek Computer, Inc	15,809
55,000		Aten International Co Ltd	180
48,036,893		AU Optronics Corp	22,272
156,800		Aurora Corp	489
30,523		Austria Technologie & Systemtechnik AG.	829
62,715	*	Avid Technology, Inc	285
94,960	*	Avigilon Corp	1,989
356,961		Avnet, Inc	14,907
78,486		AVX Corp	1,299
48,838		Badger Meter, Inc	2,303
16,367		Barco NV	2,018
844		Basler AG.	180
17,103		Bel Fuse, Inc (Class B)	323
71,744		Belden CDT, Inc	4,946
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,087		Benchmark Electronics, Inc	$9,823
12,368,000		Benq Corp	9,261
15,292	*	BH Co Ltd	266
3,916,000		Big Media Group Ltd	87
366,559		Brother Industries Ltd	8,500
591,000	e	BYD Electronic International Co Ltd	1,121
57,422	*	CalAmp Corp	1,314
648,406		CalComp Electronics Thailand PCL	42
86,314	*	Calix, Inc	591
260,000	*,e	Camsing International Holding Ltd	192
73,900		Canon Electronics, Inc	1,633
901,356		Canon, Inc	32,700
10,949	*,e	Casa Systems, Inc	321
100,943		Casetek Holdings Ltd	300
546,857		Catcher Technology Co Ltd	6,874
174,000	e	Catic Shenzhen Holdings Ltd	120
583,957		CDW Corp	41,058
287,728	*	Celestica, Inc	2,977
33,000		Chaun-Choung Technology Corp	104
238,602		Cheng Uei Precision Industry Co Ltd	337
684,452		Chicony Electronics Co Ltd	1,749
93,000		Chilisin Electronics Corp	335
339,663	*	Chimei Materials Technology Corp	130
1,304,000	e	China Aerospace International Holdings Ltd	142
1,196,000		China All Access Holdings Ltd	381
489,600	*,†,m	China Fiber Optic Network System Group Ltd	1
3,488,000	*,e	China Innovationpay Group Ltd	223
207,000		Chin-Poon Industrial Co	373
218,840		Chroma ATE, Inc	1,362
11,000		Chunghwa Precision Test Tech Co Ltd	302
3,094,293	*	Ciena Corp	80,142
20,067,081		Cisco Systems, Inc	860,677
557,854	e	Citizen Watch Co Ltd	3,936
24,157	*,e	Clearfield, Inc	312
295,393		Clevo Co	302
1,087,394	*	CMC Magnetics Corp	172
28,300	e	CMK Corp	219
442,149		Cognex Corp	22,987
87,554	*	Coherent, Inc	16,408
843,089	e	Comba Telecom Systems Holdings Ltd	114
4,199		Comet Holding AG.	582
1,085,882	*	CommScope Holding Co, Inc	43,403
3,356,688		Compal Electronics, Inc	2,305
3,591,000		Compeq Manufacturing Co	3,740
45,144		Comtech Telecommunications Corp	1,349
22,250		Concraft Holding Co Ltd	233
184,119	*	Control4 Corp	3,955
2,615,399	*,†,e,m	Coolpad Group Ltd	180
959,000		Coretronic Corp	1,435
1,401,765		Corning, Inc	39,081
76,000	*	Co-Tech Development Corp	113
66,211	*	Cray, Inc	1,371
51,662		CTS Corp	1,405
62,295		Daeduck Electronics Co	484
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,459		Daeduck GDS Co Ltd	$151
105,800		Daiwabo Co Ltd	4,583
62,561		Daktronics, Inc	551
42,938		Datalogic S.p.A.	1,346
120,478		DataTec Ltd	212
368,400		Delta Electronics Thai PCL	781
1,515,988		Delta Electronics, Inc	6,826
22,000		Denki Kogyo Co Ltd	657
29,400		Dexerials Corp	305
126,112	e	Diebold, Inc	1,942
83,999	*	Digi International, Inc	865
144,616		Dolby Laboratories, Inc (Class A)	9,192
194,300		Eastern Communications Co Ltd	116
39,733	*,e	Eastman Kodak Co	213
103,949	*	EchoStar Corp (Class A)	5,485
38,000	*	Egis Technology, Inc	191
11,571		Eizo Nanao Corp	534
52,400		Elecom Co Ltd	1,256
252,248	*	Electro Scientific Industries, Inc	4,876
2,630,971		Electrocomponents plc	22,161
79,486	*	Electronics for Imaging, Inc	2,172
37,800		Elematec Corp	914
162,654		Elite Material Co Ltd	540
193,390	*	Elitegroup Computer Systems Co Ltd	115
54,981		EMCORE Corp	313
27,822		Ennoconn Corp	462
5,300		Enplas Corp	174
31,570	*	ePlus, Inc	2,453
2,269,845	e	Ericsson (LM) (B Shares)	14,454
45,013		Evertz Technologies Ltd	603
7,487		EVS Broadcast Equipment S.A.	242
3,951,163	*	Extreme Networks, Inc	43,739
231,677	*	F5 Networks, Inc	33,503
102,429	*	Fabrinet	3,214
35,143	*	FARO Technologies, Inc	2,052
2,580,000		FIH Mobile Ltd	561
1,099,039	e	Fingerprint Cards AB	1,061
190,360	*,e	Finisar Corp	3,010
132,672		Firich Enterprises Co Ltd	214
328,276	*,e	Fitbit, Inc	1,674
179,339		FLEXium Interconnect, Inc	623
12,523	*	Flextronics International Ltd	204
296,711		Flir Systems, Inc	14,838
70,310		Flytech Technology Co Ltd	195
4,332,868		Foxconn Technology Co Ltd	11,684
885,315		Fujifilm Holdings Corp	35,354
80,000		Fujitsu Frontech Ltd	1,304
49,184		Gemalto NV	3,005
167,000		General Interface Solution Holding Ltd	1,032
36,000	*	Genius Electronic Optical Co Ltd	381
2,460,000		Getac Technology Corp	3,560
5,822,000		Gigabyte Technology Co Ltd	13,750
283,417		Halma plc	4,691
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

191,500		Hamamatsu Photonics KK	$7,367
26,155,330		HannStar Display Corp	9,135
296,410	*	Harmonic, Inc	1,126
3,476,372		Hewlett Packard Enterprise Co	60,976
93,552		Hexagon AB (B Shares)	5,584
501,799	*	High Tech Computer Corp	1,153
41,884		Hirose Electric Co Ltd	5,786
736,279		Hitachi High-Technologies Corp	35,002
19,502,249		Hitachi Ltd	142,047
400,400		Hitachi Maxell Ltd	7,655
7,000		Hochiki Corp	130
280,270		Holystone Enterprise Co Ltd	1,272
16,411	*	Homecast Co Ltd	195
19,080,987		Hon Hai Precision Industry Co, Ltd	59,513
40,895		Horiba Ltd	3,184
502,800	e	Hosiden Corp	6,326
2,056,159		HP, Inc	45,071
475,200		Ibiden Co Ltd	7,051
6,200		Icom, Inc	154
126,476		ICP Electronics, Inc	165
446,777	*,e	IDEX ASA	231
102,443	*	II-VI, Inc	4,190
11,183	e	Iljin Materials Co Ltd	391
260,427	*,e	Immersion Corp	3,112
842,780		Inari Amertron BHD	614
4,742		Inficon Holding AG.	2,920
598,412	*,e	Infinera Corp	6,499
56,726		Ingenico	4,604
7,529,219		InnoLux Display Corp	3,328
281,384	*	Insight Enterprises, Inc	9,829
203,617		InterDigital, Inc	14,986
6,420	*	Interflex Co Ltd	133
34,702	*	Intevac, Inc	239
2,086,535		Inventec Co Ltd	1,668
42,886	*	IPG Photonics Corp	10,009
19,700		Iriso Electronics Co Ltd	1,201
1,979		Isra Vision AG.	417
39,500		ITC Networks Corp	846
681,357		ITEQ Corp	1,627
39,466	*,e	Iteris, Inc	196
140,204	*	Itron, Inc	10,032
28,155		Ituran Location and Control Ltd	876
360,606		Jabil Circuit, Inc	10,360
371,000		Japan Aviation Electronics Industry Ltd	5,275
109,300		Japan Cash Machine Co Ltd	1,188
191,100	*,e	Japan Display, Inc	355
117,303		Jenoptik AG.	4,157
2,811,125		Ju Teng International Holdings Ltd	696
1,351,171		Juniper Networks, Inc	32,874
18,400		Kaga Electronics Co Ltd	476
3,192		Kapsch TrafficCom AG.	156
64,400		KCE Electronics PCL	138
321,427	*	Kemet Corp	5,827
23,299		Keyence Corp	14,554
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

381,800	*	Keysight Technologies, Inc	$20,002
43,659	*	Kimball Electronics, Inc	705
515,000		Kingboard Chemical Holdings Ltd	2,381
1,145,000		Kingboard Laminates Holdings Ltd	1,680
16,411		Kingpak Technology, Inc	133
145,686	*	Knowles Corp	1,834
52,300		Koa Corp	1,087
700,022	e	Konica Minolta Holdings, Inc	5,951
20,895	e	Kudelski S.A.	219
31,552	*	KVH Industries, Inc	327
317,593		Kyocera Corp	18,007
374,810		Laird Group plc	1,053
15,056	*	Landis&Gyr Group AG.	1,167
126,666		Largan Precision Co Ltd	14,745
1,080		LEM Holding S.A.	1,797
5,878,753	e	Lenovo Group Ltd	3,024
10,887		LG Innotek Co Ltd	1,280
193,213		LG.Philips LCD Co Ltd	4,706
1,741,825		Lite-On Technology Corp	2,450
47,765		Littelfuse, Inc	9,944
356,485		Logitech International S.A.	13,085
38,000		Lotes Co Ltd	284
1,189,766	*,e	Lumentum Holdings, Inc	75,907
235,400		Macnica Fuji Electronics Holdings, Inc	4,208
123,300		Marubun Corp	1,137
30,800		Maruwa Co Ltd	2,421
69,295	*,e	Maxwell Technologies, Inc	411
19,600		Mcj Co Ltd	255
1,342,500	*,g	Meitu, Inc	1,556
4,200	e	Melco Holdings, Inc	140
100,076		Merry Electronics Co Ltd	584
5,128	e	Mesa Laboratories, Inc	761
108,868		Methode Electronics, Inc	4,257
262,775	e	Micronic Laser Systems AB	3,373
575,000		Micro-Star International Co Ltd	1,953
161,592	*,e	Microvision, Inc	183
2,917,082		Mitac Holdings Corp	3,382
488,368		Motorola, Inc	51,425
29,827	e	MTS Systems Corp	1,541
174,845		Murata Manufacturing Co Ltd	24,134
139,000		Nan Ya Printed Circuit Board Corp	172
108,000		Nanjing Panda Electronics	56
23,842	*	Napco Security Technologies, Inc	279
334,213		National Instruments Corp	16,901
201,878	*	NCR Corp	6,363
163,327		NEC Corp	4,591
96,665		Neopost S.A.	2,547
624,246		NetApp, Inc	38,510
85,844	*	Netgear, Inc	4,910
142,856	*	Netscout Systems, Inc	3,764
29,226		Nichicon Corp	335
10,300		Nippon Ceramic Co Ltd	282
23,000		Nippon Chemi-Con Corp	543
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,604		Nippon Electric Glass Co Ltd	$3,322
29,800		Nippon Signal Co Ltd	280
20,260	e	Nissha Printing Co Ltd	539
14,500	e	Nohmi Bosai Ltd	313
6,784,788	e	Nokia Corp	37,113
5,246,039		Nokia Oyj (Turquoise)	28,969
129,966	*	Novanta, Inc	6,778
288,985	*,e	Oclaro, Inc	2,763
163,100	e	Oki Electric Industry Co Ltd	2,156
642,047		Omron Corp	37,532
229,000	*,e	O-Net Communications Group	150
19,400		Optex Co Ltd	495
47,829	*	Orbotech Ltd	2,974
97,500		Osaki Electric Co Ltd	714
30,299	*	OSI Systems, Inc	1,978
69,482		Oxford Instruments plc	722
111,104	*	Palo Alto Networks, Inc	20,168
227,224		Pan-International Industrial	175
36,987		Park Electrochemical Corp	623
10,355	*	Parrot S.A.	66
24,533		Partron Co Ltd	197
2,098,000	e	PAX Global Technology Ltd	955
32,944		PC Connection, Inc	824
21,191	*	PC Mall, Inc	176
1,608,917		Pegatron Technology Corp	4,049
148,036		Plantronics, Inc	8,937
58,149	*	Plexus Corp	3,473
24,176		Posiflex Technology, Inc	112
1,557,000		Primax Electronics Ltd	3,490
476,000		Prime View International Co Ltd	797
1,411,850	*	Pure Storage, Inc	28,166
2,239,338		Quanta Computer, Inc	4,551
36,733	*	Quantenna Communications, Inc	503
63,574	*,e	Quantum Corp	231
96,029	*	Radware Ltd	2,050
487,806		Redington India Ltd	1,104
162,200		Renishaw plc	10,258
78,982	*	Ribbon Communications, Inc	403
127,833	e	Ricoh Co Ltd	1,263
9,879	*,†,m	RICOH INDIA Ltd	0	^
8,500	e	Riken Keiki Co Ltd	186
13,300		Riso Kagaku Corp	248
1,035,062	*	Ritek Corp	194
30,804	*	Rogers Corp	3,682
7,200		Roland DG Corp	164
16,600	e	Ryosan Co Ltd	600
10,200	e	Ryoyo Electro Corp	164
26,904		S&T AG.	597
263,900		Samart Corp PCL	72
211,656		Samsung Electro-Mechanics Co Ltd	21,541
155,338		Samsung SDI Co Ltd	28,163
251,068	*	Sanmina Corp	6,565
124,999	*	Scansource, Inc	4,444
3,189		Seagate Technology, Inc	187
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,772		Seiko Epson Corp	$828
897,000		Sercomm Corp	2,477
158,066		SFA Engineering Corp	5,201
130,176		Shimadzu Corp	3,591
73,575	*,e	Sierra Wireless, Inc	1,214
18,400	e	Siix Corp	394
99,600		Simplo Technology Co Ltd	638
132,123		Sinbon Electronics Co Ltd	349
3,049		Sindoh Co Ltd	187
142,363		Smart Metering Systems plc	1,468
29,000		SMK Corp	120
165,437		Spectris plc	6,261
58,708		Sterlite Technologies Ltd	285
86,085	*,e	Stratasys Ltd	1,737
1,252,100		Sunny Optical Technology Group Co Ltd	23,495
62,343	*	Super Micro Computer, Inc	1,060
4,201,000		Supreme Electronics Co Ltd	4,636
103,343	*	Synaptics, Inc	4,726
183,584		SYNNEX Corp	21,736
1,130,238		Synnex Technology International Corp	1,701
63,437		Systemax, Inc	1,811
392,359		Taiwan PCB Techvest Co Ltd	398
118,000		Taiwan Union Technology Corp	376
203,003	e	Taiyo Yuden Co Ltd	3,416
256,987		TDK Corp	22,895
2,438,581		TE Connectivity Ltd	243,614
117,436	*	Tech Data Corp	9,997
22,033	*,g	Tejas Networks Ltd	125
33,064	*	TELCON, Inc	527
53,789	e	Telit Communications plc	113
99,495		Test Research, Inc	182
18,199	*	Texcell-NetCom Co Ltd	411
46,000		Thinking Electronic Industrial Co Ltd	137
43,120	*,e	Tobii AB	167
91,625		Tong Hsing Electronic Industries Ltd	394
2,000,000	e	Tongda Group Holdings Ltd	385
50,000	*,e	Tongda Hong Tai Holdings Ltd	10
60,800		Topcon Corp	1,192
542,000		Toshiba TEC Corp	3,205
195,000	*	TPK Holding Co Ltd	492
596,000		Tpv Technology Ltd	74
109,000		Transcend Information, Inc	323
560,595	*	Trimble Navigation Ltd	20,114
1,392,832		Tripod Technology Corp	4,724
1,036,000	e	Truly International Holdings	265
13,800		TSC Auto ID Technology Co Ltd	114
158,074	*	TTM Technologies, Inc	2,417
170,039		TXC Corp	230
38,058	*,e	Ubiquiti Networks, Inc	2,618
783,883		Unimicron Technology Corp	514
182,644		Universal Display Corp	18,447
81,731	*,e	USA Technologies, Inc	736
3,500		V Technology Co Ltd	1,016
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

766,595		Venture Corp Ltd	$16,579
188,606	*	VeriFone Systems, Inc	2,901
93,149	*,e	Viasat, Inc	6,122
391,362	*	Viavi Solutions, Inc	3,804
226,708	e	Vishay Intertechnology, Inc	4,217
152,922	*	Vishay Precision Group, Inc	4,763
3,149,900		VS Industry Bhd	1,923
2,172,800		VST Holdings Ltd	1,152
300,400		Vtech Holdings Ltd	3,812
101,300	e	Wacom Co Ltd	500
2,783,000		Wah Lee Industrial Corp	5,582
187,872		Walsin Technology Corp	776
2,562,000	e	Wasion Group Holdings Ltd	1,306
740,299		Western Digital Corp	68,307
29,401		Wincor Nixdorf AG.	2,433
190,500	*,†,b,m	Wintek Corp	0	^
2,123,548		Wistron Corp	1,837
164,055		Wistron NeWeb Corp	433
4,548,000		World Wide Touch Technology Ho	340
1,323,732		WPG Holdings Co Ltd	1,723
1,620,744		WT Microelectronics Co Ltd	2,632
1,792,471		Xerox Corp	51,587
184,000	*	XI’an Haitiantian Holdings Co Ltd	142
15,750	*,†,m	Ya Hsin Industrial Co Ltd	0
79,000		Yageo Corp	1,433
71,793		Yamatake Corp	3,381
195,500	g	Yangtze Optical Fibre and Cable Joint Stock Ltd	918
66,738		Yaskawa Electric Corp	3,027
50,084		Yokogawa Electric Corp	1,015
135,521	*	Zebra Technologies Corp (Class A)	18,863
401,405		Zhen Ding Technology Holding Ltd	970
171,000		Zinwell Corp	161
481,338	*,e	ZTE Corp	1,585
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,032,271

TELECOMMUNICATION SERVICES - 1.9%
24,738		012 Smile.Communications Ltd	325
2,541,889		Advanced Info Service PCL (Foreign)	16,786
109,353		AFK Sistema (GDR)	442
40,952,984		America Movil S.A. de C.V. (Series L)	38,858
222,250		APT Satellite Holdings Ltd	102
1,284,836	*	Asia Pacific Telecom Co Ltd	404
14,042,395		AT&T, Inc	500,611
16,684		ATN International, Inc	995
509,400	*,e	Axtel SAB de C.V.	115
292,026		BCE, Inc	12,566
4,879,664		Bezeq Israeli Telecommunication Corp Ltd	6,254
1,973,953		Bharti Airtel Ltd	12,143
701,697		Bharti Infratel Ltd	3,645
373,237	*	Boingo Wireless, Inc	9,245
6,816,690		BT Group plc	21,758
139,709	*	Cellcom Israel Ltd	993
294,348	g	Cellnex Telecom SAU	7,869
1,983,970		CenturyLink, Inc	32,597
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,309,371		China Communications Services Corp Ltd	$1,390
5,211,899		China Mobile Hong Kong Ltd	47,769
47,830,457		China Telecom Corp Ltd	21,214
5,125,681	*	China Unicom Ltd	6,557
978,952		Chorus Ltd	2,837
3,051,988		Chunghwa Telecom Co Ltd	11,760
68,146	*	Cincinnati Bell, Inc	944
6,645,000		Citic 1616 Holdings Ltd	1,930
72,995		Cogent Communications Group, Inc	3,168
251,280		Com Hem Holding AB	4,081
103,405	e	Consolidated Communications Holdings, Inc	1,133
4,346,019		Deutsche Telekom AG.	71,104
2,558,639		Digi.Com BHD	3,073
10,502		Digital Multimedia Technologies S.p.A.	589
35,170		DNA Oyj	763
99,471		Drillisch AG.	6,712
246,882		Elisa Oyj (Series A)	11,166
3,111,724		Emirates Telecommunications Group Co PJSC	14,953
143,781		Empresa Nacional de Telecomunicaciones S.A.	1,649
128,181	g	Euskaltel S.A.	1,070
1,392,236		Far EasTone Telecommunications Co Ltd	3,686
73,481		Freenet AG.	2,236
138,541	e	Frontier Communications Corp	1,028
1,341,839	*,e	Globalstar, Inc	922
25,571		Globe Telecom, Inc	795
10,299	*	Hawaiian Telcom Holdco, Inc	275
216,740		Hellenic Telecommunications Organization S.A.	2,938
1,593,031	*	Himachal Futuristic Communications	644
1,651,500		HKBN Ltd	1,951
2,917,127		HKT Trust and HKT Ltd	3,678
854,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	303
1,361,439		Idea Cellular Ltd	1,593
31,691		IDT Corp (Class B)	199
53,527		Iliad S.A.	11,081
142,292	g	Infrastrutture Wireless Italiane S.p.A	1,127
643,427		Inmarsat plc	3,272
77,503	*,e	Intelsat S.A.	291
138,032	*,e	Iridium Communications, Inc	1,553
1,500,400		Jasmine International PCL	296
966,314		Kcom Group plc	1,249
873,052		KDDI Corp	22,485
3,381,164		Koninklijke KPN NV	10,167
22,328		KT Corp	575
222,725	*,†,e,m	Let’s GOWEX S.A.	14
1,241,499		Magyar Telekom	2,216
40,900	*	Masmovil Ibercom S.A.	6,063
5,511,090		Maxis BHD	8,115
17,925		MegaFon OAO (GDR)	177
49,536		Millicom International Cellular S.A.	3,390
937,518		Mobile TeleSystems (ADR)	10,678
1,054,609	e	MobileOne Ltd	1,400
18,009		Mobistar S.A.	368
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,759,249	e	MTN Group Ltd	$17,686
450,998		Netia S.A.	700
1,846,100	*	NetLink NBN Trust	1,149
1,151,208		Nippon Telegraph & Telephone Corp	53,707
2,371,445		NTT DoCoMo, Inc	60,456
103,110	*,e	Ooma, Inc	1,124
165,030		Ooredoo QSC	3,760
2,205,022		Orange S. A.	37,481
1,919,444	*	Orascom Telecom Holding SAE	715
111,885	*	Orbcomm, Inc	1,048
320,705	*	Partner Communications	1,453
8,280,842		PCCW Ltd	4,806
17,698	*,e	pdvWireless, Inc	528
86,165	*,g	PLAY Communications S.A.	834
145,717		PLDT, Inc	4,147
27,223		Proximus plc	846
2,472,111	*	PT Excelcomindo Pratama	455
614,400		PT Link Net Tbk	233
40,646,024		PT Telekomunikasi Indonesia Persero Tbk	10,688
655,079	*	Reliance Communication Ventures Ltd	221
717,323		Rogers Communications, Inc (Class B)	32,037
49,325		Rostelecom (ADR)	343
185,902	*	Sejong Telecom, Inc	108
78,989		Shenandoah Telecom Co	2,844
9,965,857		Singapore Telecommunications Ltd	25,739
97,125		SK Telecom Co Ltd	21,060
382,377	e	SmarTone Telecommunications Holding Ltd	408
1,001,966		Softbank Corp	74,738
367,441		SpeedCast International Ltd	1,457
31,994		Spok Holdings, Inc	478
1,447,506	*,e	Sprint Corp	7,064
428,440	e	StarHub Ltd	754
177,277	g	Sunrise Communications Group AG.	14,873
39,794		Swisscom AG.	19,742
1,405,942		Taiwan Mobile Co Ltd	5,270
324,279	e	TalkTalk Telecom Group plc	529
40,093		Tata Communications Ltd	384
129,031	*	TDC AS	1,069
933,523		Tele2 AB (B Shares)	11,242
1,299,964		Telecom Corp of New Zealand Ltd	3,154
1,199,878		Telecom Egypt	841
11,156,319		Telecom Italia RSP	9,288
1,662,889	*	Telecom Italia S.p.A.	1,579
778,399		Telefonica Brasil S.A.	11,883
109,388		Telefonica Deutschland Holding AG.	514
133,470		Telefonica O2 Czech Republic AS	1,843
3,637,322		Telefonica S.A.	36,034
227,107		Telekom Austria AG.	2,167
552,783		Telekom Malaysia BHD	744
559,256	*	Telekomunikacja Polska S.A.	949
1,297,712		Telenor ASA	29,511
640,159		Telephone & Data Systems, Inc	17,944
764,401	*,e	Telesites SAB de C.V.	600
2,143,080		TeliaSonera AB	10,098
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

195,141		Telkom S.A. Ltd	$876
6,306,672		Telstra Corp Ltd	15,266
184,999		TELUS Corp	6,496
177,300		Thaicom PCL	67
1,803,484		Tim Participacoes S.A.	7,866
216,620		Time dotCom BHD	467
2,329,483		TM International BHD	3,301
1,377,696	*	T-Mobile US, Inc	84,095
1,753,883		Tower Bersama Infrastructure	711
259,273	e	TPG Telecom Ltd	1,102
8,480,416		True Corp PCL	1,888
3,645,201	*	Turk Telekomunikasyon AS	6,225
8,233,551		Turkcell Iletisim Hizmet AS	31,551
32,938	*	US Cellular Corp	1,324
9,332,828		Verizon Communications, Inc	446,296
545,257		Vocus Communications Ltd	940
609,356		Vodacom Group Pty Ltd	7,879
44,848,495		Vodafone Group plc	122,707
218,580		Vodafone Group plc (ADR)	6,081
198,676	*	Vodafone Qatar	474
1,140,960	*	Vonage Holdings Corp	12,151
409,016	e	Windstream Holdings, Inc	577
451,399	*	Zayo Group Holdings, Inc	15,420
		TOTAL TELECOMMUNICATION SERVICES	2,307,420

TRANSPORTATION - 2.3%
590,974		Abertis Infraestructuras S.A. (Continuous)	13,248
23,529		Aegean Airlines S.A.	259
91,096	g	Aena S.A.	18,369
10,000	g	Aeroflot PJSC (GDR)	140
7,630	e	Aeroporto Guglielmo Marconi Di Bologna S.p.A	147
39,008		Aeroports de Paris	8,498
7,680,580		Air Arabia PJSC	2,384
54,547	*	Air Canada	1,133
1,249,225		Air China Ltd	1,613
111,210	*	Air France-KLM	1,241
1,619,236		Air New Zealand Ltd	3,794
98,670	*	Air Transport Services Group, Inc	2,301
9,204,758		AirAsia BHD	9,462
1,341,425	*	AirAsia X BHD	132
3,872,800		Airports of Thailand PCL	8,198
369,973		Alaska Air Group, Inc	22,924
911,798	*,e,g	ALD S.A.	14,840
48,744	e	All Nippon Airways Co Ltd	1,889
26,477		Allcargo Logistics Ltd	60
21,737	e	Allegiant Travel Co	3,751
11,298		Amerco, Inc	3,899
1,287,200		American Airlines Group, Inc	66,883
634,771	*,†,b,m	AMR Corp (Escrow)	6
262,000		Anhui Expressway Co	201
4,184		AP Moller - Maersk AS (Class A)	6,164
5,233		AP Moller - Maersk AS (Class B)	8,167
121,230		Arkansas Best Corp	3,885
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,818	*	Asiana Airlines	$296
40,157	*	Atlas Air Worldwide Holdings, Inc	2,427
633,118		Auckland International Airport Ltd	2,809
117,804		Autostrada Torino-Milano S.p.A.	2,970
476,264		Autostrade S.p.A.	14,758
820,606		Avianca Holdings S.A.	878
209,974	*,e	Avis Budget Group, Inc	9,835
535,500		Bangkok Airways Co Ltd	245
135,150		Bangkok Aviation Fuel Services PCL	155
7,445,753		Bangkok Expressway & Metro PCL	1,718
631,279		BBA Aviation plc	2,842
1,572,097		Beijing Capital International Airport Co Ltd	2,123
6,733		Blue Dart Express Ltd	391
647,841		Bollore	3,456
292,024		bpost S.A.	6,597
3,925,527		BTS Group Holdings PCL (Foreign)	1,042
972,625		Canadian National Railway Co	71,085
202,867		Canadian Pacific Railway Ltd (Toronto)	35,776
458,000	*	CAR, Inc	414
212,660	*	Cathay Pacific Airways Ltd	368
650,150		Cebu Air, Inc	1,179
126,764		Central Japan Railway Co	24,192
401,099		CH Robinson Worldwide, Inc	37,587
1,249,335		China Airlines	460
1,126,591		China Merchants Holdings International Co Ltd	2,503
1,365,500		China Southern Airlines Co Ltd	1,427
695,235		Chorus Aviation, Inc	4,479
174,000		Chu Kong Shipping Development	45
1,111,999		Cia de Concessoes Rodoviarias	4,210
27,064		Cia de Distribucion Integral Logista Holdings SAU	574
1,095,390		ComfortDelgro Corp Ltd	1,720
8,733,716	*	Compania SudAmericana de Vapores S.A.	380
41,301		Container Corp Of India Ltd	793
399,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	322
164,189		Copa Holdings S.A. (Class A)	21,120
85,263	*	Cosan Logistica S.A.	260
354,000		Cosco International Holdings Ltd	147
1,634,949		COSCO Pacific Ltd	1,380
232,328		Costamare, Inc	1,450
40,685	*	Covenant Transportation Group, Inc	1,214
1,766,891		CSX Corp	98,433
68,760	e	CTT-Correios de Portugal S.A.	265
15,249	*	D/S Norden	275
343,677		Dart Group plc	4,016
56,292	*,e	Daseke, Inc	551
424,775		Dazhong Transportation Group Co Ltd	261
1,638,155		Delta Air Lines, Inc	89,787
941,947		Deutsche Lufthansa AG.	30,112
1,147,687		Deutsche Post AG.	50,268
111,491		Dfds A.S.	6,279
153,099		DP World Ltd	3,448
938,102		DSV AS	74,062
76,834	*,e	Eagle Bulk Shipping, Inc	380
528,723		East Japan Railway Co	49,432
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

301,430		easyJet plc	$6,795
203,332	*	Echo Global Logistics, Inc	5,612
133,500		EcoRodovias Infraestrutura e Logistica S.A.	354
15,300	*,e	eHi Car Services Ltd (ADR)	190
1,447,787		El Al Israel Airlines	485
572,894	g	Enav S.p.A	3,058
49,615	g	Europcar Groupe S.A.	552
458,401		Eva Airways Corp	236
246,000		Evergreen International Storage & Transport Corp	111
1,325,582	*	Evergreen Marine Corp Tawain Ltd	692
3,500	e	Exchange Income Corp	84
190,040		Expeditors International of Washington, Inc	12,030
1,295,491		FedEx Corp	311,060
506,797		Finnair Oyj	7,058
678,426	*	Firstgroup plc	782
45,046		Flughafen Zuerich AG.	9,949
164,108		Forward Air Corp	8,675
169,819		Fraport AG. Frankfurt Airport Services Worldwide	16,760
265,323		Freightways Ltd	1,457
67,200		Fukuyama Transporting Co Ltd	2,935
96,720		Gateway Distriparks Ltd	260
879,549		GD Express Carrier Bhd	120
142,349	*,e	Genco Shipping & Trading Ltd	2,024
121,539	*	Genesee & Wyoming, Inc (Class A)	8,604
19,158		GLOVIS Co Ltd	3,283
131,623		Go-Ahead Group plc	3,243
63,900	*	Gol Linhas Aereas Inteligentes S.A.	419
104,839	e	Golden Ocean Group Ltd	845
279,441	*	Grindrod Ltd	325
351,116		Groupe Eurotunnel S.A.	5,012
194,100	*,e	Grupo Aeromexico SAB de C.V.	310
185,300		Grupo Aeroportuario del Centro Norte Sab de C.V.	904
523,431		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,172
268,070		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,518
826,525		Guangdong Provincial Expressway Development Co Ltd	724
607,000		Guangdong Yueyun Transportation Co Ltd	374
226,436		Gujarat Pipavav Port Ltd	509
17,815		Gulf Warehousing Co	198
77,000		Hainan Meilan International Airport Co Ltd	83
10,200		Hamakyorex Co Ltd	344
72,362		Hamburger Hafen und Logistik AG.	1,628
27,334		Hanjin Kal Corp	511
4,859		Hanjin Transportation Co Ltd	106
368,825		Hankyu Hanshin Holdings, Inc	13,814
27,804	*,g	Hapag-Lloyd AG.	1,086
209,908		Hawaiian Holdings, Inc	8,123
77,189		Heartland Express, Inc	1,389
96,006	*,e	Hertz Global Holdings, Inc	1,906
151,700		Hitachi Transport System Ltd	4,250
3,312,739		Hopewell Highway Infrastructure Ltd	2,024
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

139,015	*	Hub Group, Inc (Class A)	$5,818
4,705,213	e	Hutchison Port Holdings Trust	1,394
142,719	*	Hyundai Merchant Marine Co Ltd	590
2,153	*	ID Logistics Group	384
201,457		Iino Kaiun Kaisha Ltd	957
2,191,332		International Consolidated Airlines Group S.A.	18,972
350,869		International Consolidated Airlines Group S.A. (London)	3,028
426,477		International Container Term Services, Inc	821
266,667		Irish Continental Group plc	1,876
665,852		J.B. Hunt Transport Services, Inc	78,005
316,087		Japan Airlines Co Ltd	12,870
29,200	e	Japan Airport Terminal Co Ltd	1,134
4,334		Jeju Air Co Ltd	183
91,297	*	Jet Airways India Ltd	857
932,215	*	JetBlue Airways Corp	18,943
751,834		Jiangsu Express	1,067
151,310		Jinzhou Port Co Ltd	75
35,500	*	Julio Simoes Logistica S.A.	68
289,461		Kamigumi Co Ltd	6,489
239,969		Kansas City Southern Industries, Inc	26,361
114,839	*,e	Kawasaki Kisen Kaisha Ltd	2,682
28,489	e	Keihin Electric Express Railway Co Ltd	501
16,017		Keio Corp	690
16,735		Keisei Electric Railway Co Ltd	515
1,000,047		Kerry Logistics Network Ltd	1,480
121,217		Kintetsu Corp	4,763
117,100		Kintetsu World Express, Inc	2,181
348,038	*	Kirby Corp	26,782
906,956		Knight-Swift Transportation Holdings, Inc	41,729
68,200		Konoike Transport Co Ltd	1,174
8,285	*	Korea Express Co Ltd	1,074
7,535	*	Korea Line Corp	200
25,111		Korean Air Lines Co Ltd	777
28,397		Kuehne & Nagel International AG.	4,473
179,686		Kyushu Railway Co	5,606
220,534		Lan Airlines S.A.	3,434
65,830		Landstar System, Inc	7,218
111,400		Lingkaran Trans Kota Holdings BHD	161
469,611		Localiza Rent A Car	4,085
683,412		Macquarie Atlas Roads Group	3,049
165,294		Macquarie Infrastructure Co LLC	6,104
812,606		Malaysia Airports Holdings BHD	1,863
192,663		Marten Transport Ltd	4,393
5,500	e	Maruwa Unyu Kikan Co Ltd	165
87,000	e	Maruzen Showa Unyu Co Ltd	426
164,388		Matson, Inc	4,708
3,177,456		MISC BHD	5,811
38,950		Mitsubishi Logistics Corp	820
40,590		Mitsui OSK Lines Ltd	1,153
44,610		Mitsui-Soko Co Ltd	143
52,100		Movida Participacoes S.A.	114
1,905,953		MTR Corp	10,289
1,174,613		Mundra Port and Special Economic Zone Ltd	6,423
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

128,792	e	Nagoya Railroad Co Ltd	$3,286
103,800	e	Nankai Electric Railway Co Ltd	2,616
819,853		National Express Group plc	4,445
225,828	*,e	Navios Maritime Holdings, Inc	203
19,037	*,g	Navkar Corp Ltd	44
18,726		Nippon Express Co Ltd	1,239
119,200		Nippon Konpo Unyu Soko Co Ltd	3,146
205,986	*	Nippon Yusen Kabushiki Kaisha	4,044
37,600		Nishi-Nippon Railroad Co Ltd	981
43,100		Nissin Corp	1,136
498,363	g	Nobina AB	3,223
537,996		Norfolk Southern Corp	73,049
82,945		Northgate plc	393
16,929	*,e	Norwegian Air Shuttle AS	366
34,310		Odakyu Electric Railway Co Ltd	699
69,198		Oesterreichische Post AG.	3,441
121,017		Old Dominion Freight Line	17,786
117,500		Orient Overseas International Ltd	1,064
10,072,290	*	Pacific Basin Shipping Ltd	2,713
6,000	e	Panalpina Welttransport Holding AG.	758
15,710		Park-Ohio Holdings Corp	610
24,541	*	Pegasus Hava Tasimaciligi AS.	224
3,490		Piraeus Port Authority	70
63,027	*	PKP Cargo S.A.	768
243,300		Pos Malaysia & Services Holdings BHD	226
455,550	*	Precious Shipping PCL	171
210,802		Promotora y Operadora de Infraestructura SAB de C.V.	2,096
12,753,500	*,†,m	PT Berlian Laju Tanker Tbk	0	^
2,183,354		PT Jasa Marga Tbk	730
169,791		Qantas Airways Ltd	766
656,000	g	Qingdao Port International Co Ltd	487
1,894,290		QR National Ltd	6,215
854,850	e	Qube Logistics Holdings Ltd	1,442
296,180	*	Radiant Logistics, Inc	1,146
578,689		Redde plc	1,366
69,683	*	Roadrunner Transportation Services Holdings, Inc	177
1,759,236		Royal Mail plc	13,352
778,500	*	Rumo S.A.	3,101
3,051	*	Ryanair Holdings plc	60
132,251	*,e	Ryanair Holdings plc (ADR)	16,247
86,480		Ryder System, Inc	6,295
211,342	*	Safe Bulkers, Inc	670
50,700	e	Sagami Railway Co Ltd	1,351
42,506	*	Saia, Inc	3,194
96	*,†,m	SAir Group	0
6,400		Sakai Moving Service Co Ltd	333
123,100		Sankyu, Inc	6,125
143,600	*	Santos Brasil Participacoes S.A.	154
319,217	*,e	SAS AB	758
75,914	e	Schneider National, Inc	1,978
505,731		Scorpio Bulkers, Inc	3,565
31,834	e	Seaspan Corp	213
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

150,581		Seino Holdings Corp	$2,782
78,300	e	Senko Co Ltd	613
96,000		Shandong Airlines Co Ltd	182
102,700		Shanghai Jinjiang International Investment Holdings Co	125
41,700	*	Shenzhen Chiwan Petroleum	130
89,100	†,m	Shenzhen Chiwan Wharf Holdings Ltd	147
448,000		Shenzhen Expressway Co Ltd	458
543,948		Shenzhen International Holdings Ltd	1,199
3,500	e	Shinwa Kaiun Kaisha Ltd	70
69,730	*	Shipping Corp of India Ltd	69
3,331,097		Shun TAK Holdings Ltd	1,384
2,708,000		Sichuan Expressway Co Ltd	960
165,000		Sincere Navigation	101
165,249		Singapore Airlines Ltd	1,373
426,274		Singapore Airport Terminal Services Ltd	1,675
877,219	e	Singapore Post Ltd	920
4,340,000		Sinotrans Ltd	2,400
864,000	e	Sinotrans Shipping Ltd	232
2,853,000		SITC International Co Ltd	2,855
13,182		Sixt AG.	1,432
39,768		Sixt AG. (Preference)	3,043
7,087		Sixt Leasing AG.	143
124,855		Skywest, Inc	6,792
248,975		Societa Iniziative Autostradali e Servizi S.p.A.	4,640
1,360,487		Southwest Airlines Co	77,929
1,073,782	*	SpiceJet Ltd	2,070
410,417	*,e	Spirit Airlines, Inc	15,506
240,808		Stagecoach Group plc	447
15,179		Stolt-Nielsen S.A.	187
182,375	e	Student Transportation, Inc	1,365
171,587	*,e	STX Pan Ocean Co Ltd	858
318,767		Sumitomo Warehouse Co Ltd	2,121
1,264,989		Sydney Airport	6,559
239,000		T.Join Transportation Co	311
1,696,000		Taiwan High Speed Rail Corp	1,303
375,819		TAV Havalimanlari Holding AS	2,264
179,800		Tegma Gestao Logistica	1,322
89,379		TFI International, Inc	2,297
457,200	*	Thai Airways International PCL-Foreign	224
611,335		Thoresen Thai Agencies PCL	157
1,188,000		Tianjin Port Development Holdings Ltd	166
293,078		TNT NV	1,098
132,906		Tobu Railway Co Ltd	4,061
703,737		Tokyu Corp	11,082
4,400		Trancom Co Ltd	304
1,679,428		Transurban Group (ASE)	14,810
469,218	*	Turk Hava Yollari	2,320
260,000		U-Ming Marine Transport Corp	313
4,183,024		Union Pacific Corp	562,324
588,090	*	United Continental Holdings, Inc	40,855
987,396		United Parcel Service, Inc (Class B)	103,341
14,666		Universal Truckload Services, Inc	310
60,603	*	Virgin Australia Holdings Ltd	10
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,336	*,†,m	Virgin Australia Int Holdings	$0	^
13,654		VRL Logistics Ltd	81
26,105		VTG AG.	1,478
330,000		Wan Hai Lines Ltd	204
81,494		Werner Enterprises, Inc	2,975
83,002		West Japan Railway Co	5,885
17,177		WestJet Airlines Ltd	316
567,600		Westports Holdings BHD	520
139,372	e	Westshore Terminals Investment Corp	2,410
56,119	*	Wilh. Wilhelmsen ASA	394
168,033		Wisdom Marine Lines Co Ltd	160
4,324,000		Xiamen International Port Co Ltd	792
280,996	*	XPO Logistics, Inc	28,608
40,431	e	Yamato Transport Co Ltd	1,016
585,523	*	Yang Ming Marine Transport	211
55,487	*	YRC Worldwide, Inc	490
400,000		Yuexiu Transport Infrastructure Ltd	309
1,400,194		Zhejiang Expressway Co Ltd	1,642
		TOTAL TRANSPORTATION	2,808,297

UTILITIES - 2.5%
1,690,805		A2A S.p.A.	3,234
3,316,910		Aboitiz Power Corp	2,468
75,349	e	Acciona S.A.	5,729
55,311		ACEA S.p.A.	939
763,795		Actelios S.p.A.	1,977
548,376	*	Adani Power Ltd	202
1,544,130		AES Corp	17,557
2,485,395		AES Gener S.A.	705
97,800	*	AES Tiete S.A.	360
348,364	*,†,m	AET&D Holdings No 1 Ptd Ltd	0
784,958		AGL Energy Ltd	13,156
2,912,699		Aguas Andinas S.A.	1,895
92,156	*	Aksa Enerji Uretim AS	104
291,636	e	Algonquin Power & Utilities Corp	2,891
170,663		Allete, Inc	12,330
1,205,689		Alliant Energy Corp	49,264
307,110		Alupar Investimento S.A.	1,662
206,194		Ameren Corp	11,677
2,972,161		American Electric Power Co, Inc	203,861
60,515		American States Water Co	3,211
357,229	n	American Water Works Co, Inc	29,339
1,411,933		APA Group (ASE)	8,597
136,301		Aqua America, Inc	4,642
33,719	*,e	AquaVenture Holdings Ltd	419
13,397		Artesian Resources Corp	489
49,941		Ascopiave S.p.A.	200
233,002		Atco Ltd	7,484
125,841		Athens Water Supply & Sewage Co S.A.	925
531,253	*,e	Atlantic Power Corp	1,116
165,932	*,e	Atlantic Power Corp (Toronto)	349
589,960		Atmos Energy Corp	49,698
1,487,470		AusNet Services	1,924
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

102,877	e	Avangrid, Inc	$5,259
109,900		Avista Corp	5,632
386,663		Aygaz AS	1,429
1,338,804	*	Babcock & Brown Wind Partners	604
382,800		BCPG PCL	263
4,426,191		Beijing Enterprises Water Group Ltd	2,490
668,000		Beijing Jingneng Clean Energy Co Ltd	163
15,373,100		Benpres Holdings Corp	1,525
79,864		BKW S.A.	5,313
90,842	e	Black Hills Corp	4,933
3,040,000	*,e	Blue Sky Power Holdings Ltd	214
33,082		Boralex, Inc	574
37,269	*,e	Cadiz, Inc	503
82,304		California Water Service Group	3,066
118,825		Canadian Utilities Ltd	3,172
368,000	e	Canvest Environment Protection Group Co Ltd	211
277,534	e	Capital Power Corp	5,222
49,803		Capital Stage AG.	393
587,948		Centerpoint Energy, Inc	16,110
238,400	*	Centrais Eletricas Brasileiras S.A.	1,516
200,679		Centrais Eletricas Brasileiras S.A. (Preference)	1,465
7,414,005		Centrica plc	14,791
88,473		CESC Ltd	1,318
274,924		CEZ AS	6,845
4,612,000	e	CGN New Energy Holdings Co Ltd	625
9,881,000	e,g	CGN Power Co Ltd	2,571
29,789		Chesapeake Utilities Corp	2,096
1,464,000		China Datang Corp Renewable Power Co Ltd	199
245,000	*,g	China Everbright Greentech Ltd	246
380,000	e	China Everbright Water Ltd	124
1,746,308		China Gas Holdings Ltd	6,402
3,000,627		China Longyuan Power Group Corp	2,317
2,848,000	e	China Oil and Gas Group Ltd	231
208,500		China Power Clean Energy Development Co Ltd	114
2,642,000		China Power International Development Ltd	683
965,580		China Resources Gas Group Ltd	3,377
7,448,983		China Resources Power Holdings Co	13,657
516,000		China Water Affairs Group Ltd	528
736,000	*	China Water Industry Group Ltd	156
704,536		Chubu Electric Power Co, Inc	10,111
188,546	e	Chugoku Electric Power Co, Inc	2,303
98,300		Cia de Gas de Sao Paulo-COMGAS	1,744
305,900		Cia de Saneamento Basico do Estado de Sao Paulo	3,243
37,680		Cia de Saneamento de Minas Gerais-COPASA	549
53,700		Cia de Saneamento do Parana	176
383,800		Cia de Saneamento do Parana	6,975
753,233		Cia Energetica de Minas Gerais	1,953
113,100		Cia Energetica de Sao Paulo (Class B)	541
7,304		Cia Energetica do Ceara	122
61,300		Cia Paranaense de Energia	484
897,344		CK Infrastructure Holdings Ltd	7,355
1,326,900		CK Power PCL	167
2,182,644		CLP Holdings Ltd	22,254
302,075		CMS Energy Corp	13,681
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,099,837		Colbun S.A.	$1,941
19,036		Connecticut Water Service, Inc	1,152
223,451		Consolidated Edison, Inc	17,416
26,778		Consolidated Water Co, Inc	390
897,509		Contact Energy Ltd	3,423
1,424,000	e	CT Environmental Group Ltd	257
1,479,408		Dominion Resources, Inc	99,757
467,290	g	DONG Energy A.S.	30,403
241,181		Drax Group plc	931
1,011,626		DTE Energy Co	105,614
1,542,568		Duke Energy Corp	119,503
268,760	*	Dynegy, Inc	3,634
5,623,732		E.ON AG.	62,491
262,300		Eastern Water Resources Development and Management PCL	98
863,326		Edison International	54,959
298,478		EDP - Energias do Brasil S.A.	1,203
68,841		El Paso Electric Co	3,511
262,800		Electric Power Development Co	6,774
1,375,409		Electricite de France	19,914
28,000		Electricity Generating PCL	205
61,400		Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	332
31,476		Elia System Operator S.A.	1,968
88,548		Emera, Inc	2,801
326,294		Empresa Electrica del Norte Grande S.A.	717
3,038,384		Empresa Nacional de Electricidad S.A.	2,478
802,297		Endesa S.A.	17,675
315,675		Enea S.A.	851
8,435,369		Enel S.p.A.	51,618
859,973		Energa S.A.	2,425
2,683,989		Energias de Portugal S.A.	10,198
1		Energix-Renewable Energies Ltd	0	^
54,383,647		Enersis Chile S.A.	7,045
25,475,136		Enersis S.A.	5,947
266,141		Engie Brasil Energia S.A.	3,157
1,951,228		ENN Energy Holdings Ltd	17,539
459,938		Entergy Corp	36,234
194,000		Equatorial Energia S.A.	4,202
14,300	e	eRex Co Ltd	108
116,045		ERG S.p.A.	2,771
183,202		Eversource Energy	10,794
88,801		EVN AG.	1,733
3,067,196		Exelon Corp	119,651
86,300	m	Federal Grid Co Unified Energy System JSC (GDR)	134
964,700		First Gen Corp	316
626,090		First Philippine Holdings Corp	792
5,777,808		FirstEnergy Corp	196,503
345,817		Fortis, Inc	11,674
1,028,421	e	Fortum Oyj	22,094
1,123,235		GAIL India Ltd	5,687
154,300		Gas Malaysia BHD	113
365,221		Gas Natural SDG S.A.	8,717
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,838	*,†,m	Gayatri Highways Ltd	$6
2,221,990		Gaz de France	37,104
4,660,000	*,e	GCL New Energy Holdings Ltd	268
851,395		Genesis Energy Ltd	1,465
31,915		Genie Energy Ltd	159
18,439	e	Global Water Resources, Inc	165
227,171		Glow Energy PCL (Foreign)	619
587,877		Great Plains Energy, Inc	18,689
2,569,066		Guangdong Investments Ltd	4,070
53,742		Gujarat Gas Co Ltd	690
81,219		Gujarat State Petronet Ltd	237
87,899		Hawaiian Electric Industries, Inc	3,022
648,886		Hera S.p.A.	2,378
3,707,052	e,g	HK Electric Investments & HK Electric Investments Ltd	3,595
100,100		Hokkaido Electric Power Co, Inc	664
106,800	e	Hokuriku Electric Power Co	933
71,002	*	Holding CO ADMIE IPTO S.A.	154
6,872,277		Hong Kong & China Gas Ltd	14,162
1,344,679		Hong Kong Electric Holdings Ltd	12,013
277,230	*	Huadian Energy Co Ltd	100
9,666,000		Huadian Fuxin Energy Corp Ltd	2,493
3,901,756		Huaneng Power International, Inc	2,636
5,272,000		Huaneng Renewables Corp Ltd	1,985
421,800		Hub Power Co Ltd	370
272,072	g	Hydro One Ltd	4,418
6,066,572		Iberdrola S.A.	44,610
176,955		Idacorp, Inc	15,620
105,685	*	Indiabulls Infrastructure and Power Ltd	9
2,117,100	e	Infraestructura Energetica ,NV SAB de C.V.	10,355
1,815,307		Infratil Ltd	4,082
92,776	e	Innergex Renewable Energy, Inc	948
142,489	g	Innogy SE	6,754
1,027,900	*,†,m	Inter Far East Energy Corp	0	^
696,117		Interconexion Electrica S.A.	3,319
838,412		Inversiones Aguas Metropolitanas S.A.	1,542
3,490,226		Iride S.p.A.	10,958
286,095		Italgas S.p.A	1,710
500,000		JSW Energy Ltd	565
307,477	e	Just Energy Income Fund	1,358
7,200		K&O Energy Group, Inc	115
395,000	g	Kangda International Environmental Co Ltd	74
1,088,604		Kansai Electric Power Co, Inc	14,233
19,620		Kenon Holdings Ltd	318
4,617,400		Keppel Infrastructure Trust	1,889
3,450,000	*	Kong Sun Holdings Ltd	99
6,696		Korea District Heating Corp	523
194,261		Korea Electric Power Corp	6,014
18,689	*	Korea Gas Corp	855
151,500		Kot Addu Power Co Ltd	85
372,477		Kyushu Electric Power Co, Inc	4,499
50,000	*	Light S.A.	205
14,133		Mahanagar Gas Ltd	209
1,034,520		Manila Electric Co	6,310
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

736,600		Manila Water Co, Inc	$392
413,779		MDU Resources Group, Inc	11,652
813,417		Meridian Energy Ltd	1,682
59,882		MGE Energy, Inc	3,359
25,943		Middlesex Water Co	952
1,261,712		Mighty River Power Ltd	2,950
3,091,052	m	Mosenergo PJSC (ADR)	7,840
117,450	e	National Fuel Gas Co	6,043
3,089,627		National Grid plc	34,778
295,781		New Jersey Resources Corp	11,861
1,415,746		NextEra Energy, Inc	231,234
22,100		Nippon Gas Co Ltd	1,056
1,510,890		NiSource, Inc	36,125
229,546	e	Northland Power Income Fund	4,100
49,643		Northwest Natural Gas Co	2,862
85,464		NorthWestern Corp	4,598
661,728		NRG Energy, Inc	20,203
202,342		NRG Yield, Inc (Class A)	3,327
112,085		NRG Yield, Inc (Class C)	1,905
2,579,679		NTPC Ltd	6,745
516,797		OGE Energy Corp	16,935
295,820		Okinawa Electric Power Co, Inc	8,352
101,276		ONE Gas, Inc	6,686
93,599		Ormat Technologies, Inc	5,277
0		Ormat Technologies, Inc (Foreign)	0	^
720,137	e	Osaka Gas Co Ltd	14,323
65,770		Otter Tail Corp	2,851
9,000	*,e	Pampa Energia S.A. (ADR)	536
2,290,000	*,e	Panda Green Energy Group Ltd	246
435,887	e	Pattern Energy Group, Inc	7,537
776,747		Pennon Group plc	7,022
552,791		Petronas Gas BHD	2,555
1,469,184		PG&E Corp	64,541
847,177		Pinnacle West Capital Corp	67,605
159,613		PNM Resources, Inc	6,105
763,295		Polska Grupa Energetyczna S.A.	2,212
342,571		Portland General Electric Co	13,878
5,394	e	Poweo	203
569,031		PPL Corp	16,098
10,208,532		PT Perusahaan Gas Negara Persero Tbk	1,717
2,069,178		PTC India Ltd	2,798
69,508	*	Public Power Corp	222
430,610		Public Service Enterprise Group, Inc	21,634
34,045	*	Pure Cycle Corp	322
27,991		Qatar Electricity & Water Co	1,445
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	824
427,969		Red Electrica Corp S.A.	8,834
1,075,969		Redes Energeticas Nacionais S.A.	3,311
458,660		Reliance Energy Ltd	3,039
344,726	*	Reliance Power Ltd	192
12,400	e	RGC Resources, Inc	315
56,637		Rubis S.C.A	4,091
2,279,721		RusHydro PJSC (ADR)	2,863
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

376,442	*	RWE AG.	$9,305
27,810		Saeta Yield S.A.	417
6,472		Samchully Co Ltd	683
262,293		SCANA Corp	9,849
48,255	e,g	Scatec Solar ASA	283
1,176,191		Scottish & Southern Energy plc	21,100
16,099		Sechilienne-Sidec	382
759,452	e	Sempra Energy	84,466
182,241		Severn Trent plc	4,718
113,500	*	Shanghai Lingyun Industries Development Co Ltd	99
669,900		Shikoku Electric Power Co, Inc	8,073
109,700		Shizuoka Gas Co Ltd	992
20,151,280	e	SIIC Environment Holdings Ltd	7,166
51,990		SJW Corp	2,740
128,000	*,†,m	Sound Global Ltd	0	^
190,298		South Jersey Industries, Inc	5,359
1,305,314		Southern Co	58,295
216,384		Southwest Gas Corp	14,634
26,901	e	Spark Energy, Inc	319
2,058,096		Spark Infrastructure Group	3,796
187,800		SPCG PCL	132
122,727		Spire, Inc	8,873
313,352		Suez Environnement S.A.	4,540
122,400		SUI Northern Gas Pipeline	119
6,688,500	*	Superblock PCL-Foreign	212
278,673		Superior Plus Corp	2,669
211,450		Taiwan Cogeneration Corp	197
264,400		Taliworks Corp BHD	56
1,127,288		Tata Power Co Ltd	1,374
1,844,126	*	Tauron Polska Energia S.A.	1,310
52,774		Telecom Plus plc	909
4,824,741		Tenaga Nasional BHD	20,190
79,721		Terna Energy S.A.	489
1,783,898		Terna Rete Elettrica Nazionale S.p.A.	10,425
96,425		TerraForm Power, Inc	1,035
417,900		Thai Solar Energy PCL	50
813,600		Thai Tap Water Supply PCL	312
248,000		Tianjin Development Hldgs Ltd	111
50,175		Toho Gas Co Ltd	1,568
437,694		Tohoku Electric Power Co, Inc	5,954
1,894,919	*	Tokyo Electric Power Co, Inc	7,422
504,145		Tokyo Gas Co Ltd	13,471
183,692		Torrent Power Ltd	652
656,944		Towngas China Co Ltd	574
352,916		TransAlta Corp	1,912
66,451	e	TransAlta Renewables, Inc	611
181,700		Transmissora Alianca de Energia Eletrica S.A.	1,196
333,784		UGI Corp	14,827
286,762		Uniper SE	8,739
611,870		United Utilities Group plc	6,145
39,717		Unitil Corp	1,843
26,283		VA Tech Wabag Ltd	199
50,180	e	Valener, Inc	788
25,000		Vanguard FTSE Developed Markets ETF	1,106
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

115,553		Vectren Corp	$7,386
649,985		Veolia Environnement	15,442
799,578	e	Vistra Energy Corp	16,655
47,386	*,e	Vivint Solar, Inc	173
205,425		WEC Energy Group, Inc	12,880
181,025		Westar Energy, Inc	9,520
86,454		WGL Holdings, Inc	7,232
841,600	*	WHA Utilities and Power PCL	170
707,183		Xcel Energy, Inc	32,163
23,296		York Water Co	722
3,876,290		YTL Corp BHD	1,347
1,790,705		YTL Power International BHD	469
203,000	e	Yunnan Water Investment Co Ltd	84
477,666	*	Zorlu Enerji Elektrik Uretim AS	251
		TOTAL UTILITIES	3,101,315

		TOTAL COMMON STOCKS	122,444,534
		(Cost $104,647,480)

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
1,000		Tesla, Inc	33
		TOTAL AUTOMOBILES & COMPONENTS	33

BANKS - 0.0%
2,000		Citigroup, Inc	4
		TOTAL BANKS	4

DIVERSIFIED FINANCIALS - 0.0%
5,000		S&P 500 Index	5
		TOTAL DIVERSIFIED FINANCIALS	5

MATERIALS - 0.0%
3,000		Tronox Ltd	4
		TOTAL MATERIALS	4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
4,000		Bristol-Myers Squibb Co	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,000		Broadcom Ltd	22
1,000,000		Intel Corp	3,000
24,000		Micron Technology, Inc	64
3,000		QUALCOMM, Inc	12
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,098

SOFTWARE & SERVICES - 0.0%
2,000		Microsoft Corp	11
1,500,000		Microsoft Corp	3,750
2,000		salesforce.com, Inc	22
		TOTAL SOFTWARE & SERVICES	3,783
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000		Acacia Communications, Inc	$17
2,500		Apple, Inc	19
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	36

		TOTAL PURCHASED OPTIONS	6,963
		(Cost $6,021)

PREFERRED STOCKS - 0.0%

CAPITAL GOODS - 0.0%
3,300,256	*	Cairn India Ltd	504
		TOTAL CAPITAL GOODS	504

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	2,331
		TOTAL DIVERSIFIED FINANCIALS	2,331

REAL ESTATE - 0.0%
8,497,223	*,†,m	Ayala Land, Inc	16
		TOTAL REAL ESTATE	16

		TOTAL PREFERRED STOCKS	2,851
		(Cost $4,209)

RIGHTS / WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
391,543		Tata Motors Ltd (DVR)	1,110
		TOTAL AUTOMOBILES & COMPONENTS	1,110

CAPITAL GOODS - 0.0%
304,956	e,m	Abengoa S.A. (B Shares)	0
16,353		Galliford Try plc	64
108,740		Malaysian Resources Corp Bhd	9
108,984		Samsung Heavy Industries Co Ltd	212
		TOTAL CAPITAL GOODS	285

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
301,682	e	Altran Technologies S.A.	505
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	505

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital Inc	0
58,210		Provident Financial plc	303
		TOTAL DIVERSIFIED FINANCIALS	303

ENERGY - 0.0%
244,517	†,m	Ezion Holdings Ltd	6
207,553		Medco Energi Internasional Tbk PT	9
		TOTAL ENERGY	15

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway PDC LLC	0
		TOTAL FOOD & STAPLES RETAILING	0
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 0.0%
8,989	m	Freedom Foods Group Ltd	$0
122,260		Thaifoods Group PCL	4
		TOTAL FOOD, BEVERAGE & TOBACCO	4

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	2
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2

MATERIALS - 0.0%
26,242		Westgold Resources Ltd	4
		TOTAL MATERIALS	4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121		BioTime, Inc	0	^
55,620	†,m	Forest Laboratories, Inc CVR	53
17,790	†,e,m	Omthera Pharmaceuticals, Inc CVR	11
20,027	e,m	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65

REAL ESTATE - 0.0%
124,955		Immobiliare Grande Distribuzione SIIQ S.p.A	133
41,416	m	Primary Health Properties plc	1
		TOTAL REAL ESTATE	134

SOFTWARE & SERVICES - 0.0%
141,205	†,m	Gerber Scientific, Inc	0
122,290	e	Starbreeze AB	2
		TOTAL SOFTWARE & SERVICES	2

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

UTILITIES - 0.0%
2,128,109	e	Anima Holding S.p.A	812
		TOTAL UTILITIES	812

		TOTAL RIGHTS / WARRANTS	3,241
		(Cost $1,984)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.1%
$150,000,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	150,000
	TOTAL GOVERNMENT AGENCY DEBT			150,000

TREASURY DEBT - 0.4%
237,570,000	United States Treasury Bill	1.435-1.612	04/05/18	237,538
156,000,000	United States Treasury Bill	1.503-1.647	04/12/18	155,929
67,250,000	United States Treasury Bill	1.516	04/19/18	67,198
43,430,000	United States Treasury Bill	1.582	04/26/18	43,384
	TOTAL TREASURY DEBT			504,049
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

GOVERNMENT AGENCY DEBT - 0.1%
$100,000,000		Federal National Mortgage Association (FNMA)	0.010%	04/02/2018	$99,996
		TOTAL GOVERNMENT AGENCY DEBT			99,996

REPURCHASE AGREEMENT - 1.8%
330,000,000	q	Barclays	1.770	04/02/2018	330,000
11,000,000	r	Citigroup	1.790	04/02/2018	11,000
275,000,000	s	Citigroup	1.790	04/05/2018	275,000
2,730,000	t	HSBC	1.780	04/02/2018	2,730
100,000,000	u	HSBC	1.770	04/02/2018	100,000
300,000,000	v	HSBC	1.760	04/03/2018	300,000
268,000,000	w	JP Morgan	1.790	04/02/2018	268,000
281,000,000	x	Nomura	1.820	04/02/2018	281,000
30,000,000	y	Royal Bank of Scotland	1.780	04/02/2018	30,000
605,000,000	z	Royal Bank of Scotland	1.750	04/05/2018	605,000
		TOTAL REPURCHASE AGREEMENT			2,202,730

VARIABLE RATE SECURITIES - 0.1%
38,355,808	i	SLM Student Loan Trust	1.785	01/25/2019	38,296
		TOTAL VARIABLE RATE SECURITIES			38,296

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,341,022

		TOTAL SHORT-TERM INVESTMENTS			2,995,071
		(Cost $2,995,111)
		TOTAL INVESTMENTS - 101.8%			125,462,361
		(Cost $107,663,584)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(2,228,727)
		NET ASSETS - 100.0%			$123,233,634

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
DVR	Differential Voting Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,661,160,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities was $660,299,000 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap contracts.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options currency contracts.
p	All or a portion of these securities have been segregated by the custodian to cover requirements on open forward foreign currency contracts.
q	Agreement with Barclays, 1.77% dated 3/29/18 to be repurchased at $330,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $336,600,000.
r	Agreement with Citigroup, 1.79% dated 3/29/18 to be repurchased at $11,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $11,220,000.
s	Agreement with Citigroup, 1.79% dated 3/29/18 to be repurchased at $275,000,000 on 4/05/18, collateralized by U.S. Government Agency Securities valued at $280,504,000.
t	Agreement with HSBC, 1.78% dated 3/29/18 to be repurchased at $2,730,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $2,789,000.
u	Agreement with HSBC, 1.77% dated 3/29/18 to be repurchased at $100,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $102,005,000.
v	Agreement with HSBC, 1.76% dated 3/27/18 to be repurchased at $300,000,000 on 4/03/18, collateralized by U.S. Government Agency Securities valued at $306,002,000.
w	Agreement with JP Morgan, 1.79% dated 3/29/18 to be repurchased at $268,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $273,367,000.
x	Agreement with Nomura, 1.82% dated 3/29/18 to be repurchased at $281,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $286,620,000.
y	Agreement with Royal Bank of Scotland, 1.78% dated 3/29/18 to be repurchased at $30,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $30,604,000.
z	Agreement with Royal Bank of Scotland, 1.75% dated 3/29/18 to be repurchased at $605,000,000 on 4/05/18, collateralized by U.S. Government Agency Securities valued at $617,105,000.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	257	6/15/18	$20,271	$19,676	$(595)
S&P 500 E Mini Index	1,606	6/15/18	219,086	212,233	(6,853)
S&P Mid-Cap 400 E Mini Index	143	6/15/18	27,537	26,928	(609)
Total	2,006		$266,894	$258,837	$(8,057)

Purchased options outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Acacia Communications, Inc, Call	30	$17	$40.00	1/18/19	$17
Apple, Inc, Call	25	28	190.00	1/18/19	19
Bristol-Myers Squibb Co, Call	40	4	70.00	4/20/18	(0	)^
Broadcom Ltd, Call	20	43	280.00	1/18/19	22
Citigroup, Inc, Call	20	12	80.00	1/18/19	4
Intel Corp, Call	10,000	2,458	50.00	5/4/18	3,000
Micron Technology, Inc, Call	240	92	57.50	6/15/18	64
Microsoft Corp, Call	15,000	3,205	94.00	5/4/18	3,750
Microsoft Corp, Call	20	12	100.00	1/18/19	11
QUALCOMM, Inc, Put	30	13	50.00	1/18/19	12
S&P 500 Index, Call	50	68	3,000.00	6/15/18	5
salesforce.com, Inc, Call	20	26	120.00	1/18/19	22
Tesla, Inc, Call	10	32	300.00	1/18/19	33
Tronox Ltd, Call	30	9	23.00	8/17/18	4
Total	25,535	$6,019			$6,963
^	Amount represents less than $1,000.
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Written options outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Acacia Communications, Inc, Call	30	$(8)	$50.00	1/18/19	$(6)
Acacia Communications, Inc, Put	30	(9)	30.00	1/18/19	(9)
Advanced Micro Devices, Inc, Put	30	(1)	9.00	4/20/18	(0)^
Advanced Micro Devices, Inc, Put	50	(0)^	8.00	4/27/18	(0)^
Albemarle Corp, Put	15	(6)	90.00	4/20/18	(3)
American Water Works Co, Inc, Call	30	(1)	90.00	4/20/18	(0)^
Apple, Inc, Call	30	(2)	182.50	4/27/18	(2)
Apple, Inc, Call	50	(28)	210.00	1/18/19	(19)
Apple, Inc, Put	30	(3)	150.00	4/27/18	(1)
Bristol-Myers Squibb Co, Call	40	(1)	75.00	4/20/18	(0)^
Bristol-Myers Squibb Co, Put	20	(1)	60.00	4/20/18	(1)
Bristol-Myers Squibb Co, Put	20	(2)	62.50	4/20/18	(3)
Broadcom Ltd, Call	20	(19)	320.00	1/18/19	(9)
Broadcom Ltd, Put	20	(3)	230.00	4/20/18	(9)
Broadcom Ltd, Put	20	(23)	220.00	1/18/19	(39)
Citigroup, Inc, Call	60	(11)	95.00	1/18/19	(2)
Citigroup, Inc, Put	30	(6)	55.00	1/18/19	(5)
Concho Resources, Inc, Put	20	(1)	125.00	4/20/18	(1)
Facebook, Inc, Call	20	(2)	190.00	4/27/18	(0)^
Facebook, Inc, Put	20	(2)	140.00	4/27/18	(2)
General Electric Co, Put	50	(7)	14.00	9/21/18	(7)
Intel Corp, Call	10,000	(532)	56.00	5/4/18	(710)
Intel Corp, Put	10,000	(912)	45.00	5/4/18	(460)
Melco Resorts & Entertainment Ltd, Put	30	(1)	25.00	4/20/18	(1)
Micron Technology, Inc, Call	240	(53)	62.50	6/15/18	(33)
Micron Technology, Inc, Call	240	(40)	65.00	6/15/18	(24)
Microsoft Corp, Call	15,000	(1,249)	99.00	5/4/18	(1,590)
Microsoft Corp, Call	40	(8)	115.00	1/18/19	(7)
Microsoft Corp, Put	4,000	(833)	77.50	4/20/18	(60)
Microsoft Corp, Put	7,000	(149)	85.00	4/20/18	(427)
Microsoft Corp, Put	5,000	(166)	87.50	4/20/18	(495)
Microsoft Corp, Put	3,000	(166)	90.00	4/20/18	(549)
Microsoft Corp, Put	20	(3)	70.00	1/18/19	(4)
Monsanto Co, Put	30	(6)	100.00	4/20/18	(1)
Overstock.com, Inc, Put	30	(1)	25.00	4/20/18	(1)
Proofpoint, Inc, Call	310	(139)	120.00	4/20/18	(49)
QUALCOMM, Inc, Put	30	(4)	40.00	1/18/19	(4)
QUALCOMM, Inc, Put	30	(8)	45.00	1/18/19	(8)
S&P 500 Index, Put	50	(92)	2,500.00	6/15/18	(209)
salesforce.com, Inc, Call	20	(13)	135.00	1/18/19	(11)
salesforce.com, Inc, Call	20	(8)	145.00	1/18/19	(6)
salesforce.com, Inc, Put	20	(7)	95.00	1/18/19	(8)
Tesla, Inc, Call	20	(34)	360.00	1/18/19	(31)
Tronox Ltd, Call	30	(3)	33.00	8/17/18	(1)
Tronox Ltd, Put	30	(5)	15.00	8/17/18	(4)
Trupanion, Inc, Put	20	(1)	22.50	4/20/18	(0)^
Wellcare Health Plans, Inc, Put	20	(10)	165.00	6/15/18	(3)
Total	55,865	$(4,579)			$(4,814)
^	Amount represents less than $1,000.
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Forward foreign currency contracts outstanding as of March 31, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$8,000	CAD	9,986	Bank of America	4/4/2018	$249
	$12,000	GBP	8,831	Bank of America	4/4/2018	(393)
JPY	280,613		$2,500	Bank of America	4/4/2018	138
CHF	2,906		$3,000	Bank of America	4/4/2018	41
EUR	5,770		$7,000	Bank of America	4/4/2018	102
Total						$137
AUD	3,180		$2,500	Morgan Stanley	4/4/2018	$(58)
HKD	31,216		$4,000	Morgan Stanley	4/4/2018	(22)
Total						$(80)
Total						$57

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Bilateral total return swap contracts outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
Custom Basket A*	LIBOR 1M	Total return of Basket A as specified in contract	Goldman Sachs	4/6/18	$43,081	$41,843	$(1,238)
Custom Basket B*	Total return of Basket B as specified in contract	LIBOR 1M + 0.350%	Goldman Sachs	4/6/18	48,158	49,677	1,519
GSVIUS71 Index	0.300%	Total return of GSVIUS71 as specified in contract	Goldman Sachs	6/5/18	4,086	4,010	(76)
Total							$(205)

* Custom Baskets A and B consist of all domestic equity securities.

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2018

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$87,146,370	69.6%
TOTAL DOMESTIC	87,146,370	69.6
FOREIGN

ARGENTINA	44,308	0.0
AUSTRALIA	1,336,660	1.1
AUSTRIA	226,231	0.2
BELGIUM	137,980	0.1
BERMUDA	140,752	0.1
BRAZIL	787,144	0.6
CANADA	2,298,752	1.8
CAYMAN ISLANDS	2,602	0.0
CHILE	102,404	0.1
CHINA	3,001,518	2.4
COLOMBIA	45,926	0.0
CYPRUS	69	0.0
CZECH REPUBLIC	25,271	0.0
DENMARK	558,012	0.4
EGYPT	18,696	0.0
FAROE ISLANDS	5,898	0.0
FINLAND	332,625	0.3
FRANCE	2,714,027	2.2
GEORGIA	5,976	0.0
GERMANY	2,481,596	2.0
GHANA	6,701	0.0
GREECE	30,465	0.0
GUERNSEY, C.I.	673	0.0
HONG KONG	909,716	0.7
HUNGARY	31,684	0.0
INDIA	929,054	0.7
INDONESIA	195,711	0.2
IRELAND	356,341	0.3
ISRAEL	216,357	0.2
ITALY	883,213	0.7
JAPAN	6,367,232	5.1
JERSEY, C.I.	8,533	0.0
JORDAN	1,389	0.0
KAZAKHSTAN	8,002	0.0
KOREA, REPUBLIC OF	1,418,149	1.1
LUXEMBOURG	83,675	0.1
MACAU	23,487	0.0
MALAYSIA	236,093	0.2
MALTA	10,195	0.0
MEXICO	251,718	0.2
MONACO	2,944	0.0
NETHERLANDS	1,350,097	1.1
NEW ZEALAND	74,305	0.1
NORWAY	252,087	0.2
PAKISTAN	9,465	0.0
PANAMA	22,588	0.0
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PERU	$43,462	0.0%
PHILIPPINES	105,362	0.1
POLAND	88,990	0.1
PORTUGAL	45,366	0.0
PUERTO RICO	32,562	0.0
QATAR	33,053	0.0
ROMANIA	4,604	0.0
RUSSIA	310,344	0.2
SINGAPORE	315,482	0.3
SOUTH AFRICA	609,399	0.5
SPAIN	703,274	0.6
SRI LANKA	5,062	0.0
SWEDEN	481,750	0.4
SWITZERLAND	1,807,989	1.4
TAIWAN	1,219,250	1.0
THAILAND	267,122	0.2
TURKEY	137,825	0.1
UNITED ARAB EMIRATES	65,592	0.1
UNITED KINGDOM	4,020,909	3.2
URUGUAY	46,620	0.0
ZAMBIA	25,653	0.0
TOTAL FOREIGN	38,315,991	30.4

TOTAL PORTFOLIO	$125,462,361	100.0%
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 98.2%

ARGENTINA - 0.2%
586,577		Grupo Financiero Galicia S.A. (ADR) (Class B)	$38,574
230,000		Grupo Supervielle S.A. (ADR)	6,978
11,802		Mercadolibre, Inc	4,206
		TOTAL ARGENTINA	49,758

AUSTRALIA - 1.5%
906,600	*,e	Afterpay Touch Group Ltd	4,565
138,567		AGL Energy Ltd	2,322
637,398		Alumina Ltd	1,170
215,445		Amcor Ltd	2,359
895,430		AMP Ltd	3,456
109,199		APA Group (ASE)	665
12,583		Aristocrat Leisure Ltd	235
321,889	*,†,e,m	Arrium Ltd	2
43,013		AusNet Services	56
1,746,673		Australia & New Zealand Banking Group Ltd	36,354
62,087		Australian Stock Exchange Ltd	2,691
681,005	*,m	AZ BGP Holdings	17
9,030	e	Bank of Queensland Ltd	77
11,361	e	Bendigo Bank Ltd	87
1,924,492	e	BHP Billiton Ltd	42,657
575,767	e	BHP Billiton Ltd (ADR)	25,581
834,516		BHP Billiton plc	16,493
539,256		BlueScope Steel Ltd	6,344
26,474		Boral Ltd	153
253,275		Brambles Ltd	1,955
6,175		Caltex Australia Ltd	150
66,567		Challenger Financial Services Group Ltd	596
35,244		CIMIC Group Ltd	1,213
117,719		Coca-Cola Amatil Ltd	788
1,183		Cochlear Ltd	166
415,005	e	Commonwealth Bank of Australia	23,208
95,608		Computershare Ltd	1,282
8,652		Crown Resorts Ltd	85
141,904		CSL Ltd	17,096
68,025		Dexus Property Group	490
1,131	e	Domino’s Pizza Enterprises Ltd	36
71,877		DuluxGroup Ltd	410
1,149	e	Flight Centre Travel Group Ltd	51
33,227	e	Fortescue Metals Group Ltd	112
101,909		GPT Group (ASE)	373
11,014	e	Harvey Norman Holdings Ltd	31
40,332		Healthscope Ltd	60
137,746		Incitec Pivot Ltd	375
583,333		Insurance Australia Group Ltd	3,377
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

167,127		Lend Lease Corp Ltd	$2,241
140,269		Macquarie Goodman Group	912
53,447		Macquarie Group Ltd	4,262
61,760		Medibank Pvt Ltd	139
310,000		Mineral Resources Ltd	4,110
888,392		Mirvac Group	1,476
420,547		National Australia Bank Ltd	9,284
320,978		Newcrest Mining Ltd	4,841
28,915		Oil Search Ltd	161
75,664		Orica Ltd	1,041
394,550	*	Origin Energy Ltd	2,663
189,414		Orora Ltd	484
672,671		Oxiana Ltd	4,705
3,596		Perpetual Trustees Australia Ltd	130
80,165		Qantas Airways Ltd	362
419,064		QBE Insurance Group Ltd	3,127
43,291		QR National Ltd	142
7,273	e	Ramsay Health Care Ltd	350
1,232		REA Group Ltd	76
307,324	*	Santos Ltd	1,212
3,248,346		Scentre Group	9,586
7,493		Seek Ltd	108
46,400		Shopping Centres Australasia Property Group	83
47,624		Sonic Healthcare Ltd	843
2,768,992		South32 Ltd	6,959
778,951		Stockland Trust Group	2,417
398,909		Suncorp-Metway Ltd	4,114
101,503	e	Sydney Airport	526
40,670		Tabcorp Holdings Ltd	138
1,401,158		Telstra Corp Ltd	3,392
8,784	e	TPG Telecom Ltd	37
275,062		Transurban Group (ASE)	2,426
15,384		Treasury Wine Estates Ltd	201
167,959		Vicinity Centres	312
173,990	*	Virgin Australia Holdings Ltd	30
229,918		Wesfarmers Ltd	7,368
495,721		Westfield Corp	3,252
689,837		Westpac Banking Corp	15,279
162,951	e	Woodside Petroleum Ltd	3,695
228,793		Woolworths Ltd	4,644
15,586		WorleyParsons Ltd	174
		TOTAL AUSTRALIA	304,440

AUSTRIA - 0.3%
157,300		ams AG.	16,518
4,234	e	Andritz AG.	237
178,403		Erste Bank der Oesterreichischen Sparkassen AG.	8,969
8,733		OMV AG.	509
8,680	*	Raiffeisen International Bank Holding AG.	338
6,584		Voestalpine AG.	346
1,503,453		Wienerberger AG.	37,594
		TOTAL AUSTRIA	64,511
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

BELGIUM - 0.1%
10,803		Ageas	$557
77,742		Anheuser-Busch InBev S.A.	8,547
2,500		Befimmo SCA Sicafi	162
2,000		Cofinimmo	260
3,338		Colruyt S.A.	185
4,647		Groupe Bruxelles Lambert S.A.	532
14,308		KBC Groep NV	1,246
8,647		Proximus plc	269
4,269		Solvay S.A.	593
3,041	*	Telenet Group Holding NV	203
7,068		UCB S.A.	576
11,837		Umicore S.A.	627
1,000		Warehouses De Pauw SCA	124
		TOTAL BELGIUM	13,881

BERMUDA - 0.1%
333,709		Marvell Technology Group Ltd	7,008
18,725		RenaissanceRe Holdings Ltd	2,594
133,871	*	Third Point Reinsurance Ltd	1,867
34,705		XL Group Ltd	1,918
		TOTAL BERMUDA	13,387

BRAZIL - 0.7%
767,100		Banco do Brasil S.A.	9,533
888,866		Banco Itau Holding Financeira S.A.	13,815
420,000		Banco Santander Brasil S.A.	5,077
3,360,000		Localiza Rent A Car	29,229
453,748	*	Pagseguro Digital Ltd	17,388
3,062,200	*	Petrobras Distribuidora S.A.	21,417
1,195,300	*	Petroleo Brasileiro S.A.	8,458
3,926,395		Via Varejo S.A.	36,059
		TOTAL BRAZIL	140,976

CANADA - 2.7%
23,794		Agnico-Eagle Mines Ltd	1,001
655,958		Alimentation Couche Tard, Inc	29,362
5,120	e	AltaGas Income Trust	95
14,962	e	ARC Resources Ltd	163
78,631		Atco Ltd	2,526
386,376		Bank of Montreal	29,186
391,804		Bank of Nova Scotia	24,134
242,480		Barrick Gold Corp (Canada)	3,021
4,380		BCE, Inc	189
118,608	*	Blackberry Ltd (New)	1,363
10,000		Boardwalk REIT	344
462,057	*	Bombardier, Inc	1,345
141,866		Brookfield Asset Management, Inc	5,530
8,546		CAE, Inc	159
12,716		Cameco Corp (Toronto)	116
4,000		Canadian Apartment Properties REIT	115
119,356		Canadian Imperial Bank of Commerce/Canada	10,535
148,330		Canadian National Railway Co	10,841
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

748,693		Canadian Natural Resources Ltd (Canada)	$23,536
46,079		Canadian Pacific Railway Ltd (Toronto)	8,126
2,500		Canadian Real Estate Investment Trust	97
50,024	e	Canadian Tire Corp Ltd	6,577
6,739		Canadian Utilities Ltd	180
220,617		Cara Operations Ltd	5,002
53,839		CCL Industries	2,718
1,542,640		Cenovus Energy, Inc (Toronto)	13,135
19,184	*	CGI Group, Inc	1,106
74,776	e	CI Financial Corp	1,602
6,814		Constellation Software, Inc	4,623
16,978	e	Crescent Point Energy Corp	115
244,041	*	Descartes Systems Group, Inc	6,975
316,524		Dollarama, Inc	38,469
12,004	e	Element Financial Corp	39
1,690		Emera, Inc	53
5,562		Empire Co Ltd	112
308,798		Enbridge, Inc	9,712
236,364		EnCana Corp	2,600
1,071		Fairfax Financial Holdings Ltd	543
39,647		Finning International, Inc	956
167,907		First Capital Realty, Inc	2,652
16,696		Fortis, Inc	564
55,040		Franco-Nevada Corp	3,755
6,490		George Weston Ltd	523
95,921		Gildan Activewear, Inc	2,770
89,347		Goldcorp, Inc	1,234
76,938		Great-West Lifeco, Inc	1,964
18,801		H&R Real Estate Investment Trust	307
11,168	*	Husky Energy, Inc	160
9,226	g	Hydro One Ltd	150
2,250	e	IGM Financial, Inc	66
29,638		Imperial Oil Ltd	785
12,713		Industrial Alliance Insurance and Financial Services, Inc	523
52,391		Intact Financial Corp	3,937
197,024		Inter Pipeline Ltd	3,419
2,104		Jean Coutu Group PJC, Inc	40
121,676		Keyera Corp	3,165
55,000	*	Kinaxis, Inc	3,536
536,879	*	Kinross Gold Corp	2,121
131,615		Linamar Corp	7,190
7,510		Loblaw Cos Ltd	379
294,741		Lundin Mining Corp	1,933
101,208		Magna International, Inc	5,701
866,351		Manulife Financial Corp	16,085
1,164,100	*	MEG Energy Corp	4,111
34,878		Methanex Corp	2,113
109,935	e	Metro, Inc	3,507
62,754		National Bank of Canada	2,954
249,674	*,e	Nutrien Ltd	11,800
39,700		Onex Corp	2,863
74,226		Open Text Corp	2,582
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

126,041		Pembina Pipeline Income Fund	$3,933
91,850		Power Corp Of Canada	2,096
147,113		Power Financial Corp	3,684
6,740	e	PrairieSky Royalty Ltd	147
208,559		Restaurant Brands International, Inc	11,871
15,477		Restaurant Brands International, Inc (Toronto)	881
44,873		RioCan Real Estate Investment Trust	823
116,605		Rogers Communications, Inc (Class B)	5,208
447,451		Royal Bank of Canada	34,564
88,795		Saputo, Inc	2,850
215,586	*	Seven Generations Energy Ltd	2,677
13,069		Shaw Communications, Inc (B Shares)	252
120,187	*	Shopify, Inc	14,956
12,216		Smart Real Estate Investment Trust	276
5,373		SNC-Lavalin Group, Inc	236
365,626	*,g	Spin Master Corp	15,052
107,435		Sun Life Financial, Inc	4,412
1,433,298		Suncor Energy, Inc	49,495
107,136		Teck Cominco Ltd	2,759
6,236		TELUS Corp	219
9,186		Thomson Corp (Toronto)	355
694,900		Toronto-Dominion Bank	39,434
240,513		Tourmaline Oil Corp	4,079
271,158	e	TransCanada Corp	11,214
30,076	*	Turquoise Hill Resources Ltd	92
3,381	e	Vermilion Energy, Inc	109
12,986		West Fraser Timber Co Ltd	863
186,803		Wheaton Precious Metals Corp	3,806
		TOTAL CANADA	555,533

CHILE - 0.0%
139,825		Antofagasta plc	1,808
		TOTAL CHILE	1,808

CHINA - 1.0%
300,418	*	Alibaba Group Holding Ltd (ADR)	55,139
18,070	*	Baidu, Inc (ADR)	4,033
5,445,000		Bank of China Ltd	2,974
230,000	e	Byd Co Ltd	1,831
9,579,000	*,†,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	1,155
7,346,800		China Everbright International Ltd	10,374
1,300,255	*	China New Town Development Co Ltd	47
1,982,200		China Overseas Land & Investment Ltd	6,951
1,300,000		China Pacific Insurance Group Co Ltd	5,899
1,863,836		China Resources Land Ltd	6,849
203,000		CNOOC Ltd	301
10,000	*,e	GDS Holdings Ltd (ADR)	275
2,510,600	*,e,g	Meitu, Inc	2,910
16,000		Minth Group Ltd	73
2,381,000		Ping An Insurance Group Co of China Ltd	24,550
8,000,000		Sinopec Shanghai Petrochemical Co Ltd	4,888
832,500		Sunny Optical Technology Group Co Ltd	15,621
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

671,200		Tencent Holdings Ltd	$36,030
47,200	*	Weibo Corp (ADR)	5,642
44,549		Yangzijiang Shipbuilding	42
25,000,000		Yuexiul Property Co Ltd	5,946
564,282		Yum China Holdings, Inc	23,418
		TOTAL CHINA	214,960

CZECH REPUBLIC - 0.0%
1,134,176	g	Moneta Money Bank AS.	4,698
		TOTAL CZECH REPUBLIC	4,698

DENMARK - 0.9%
217		AP Moller - Maersk AS (Class A)	320
365		AP Moller - Maersk AS (Class B)	570
5,983	e	Carlsberg AS (Class B)	714
5,412		Christian Hansen Holding	468
6,813		Coloplast AS	578
838,121		Danske Bank AS	31,403
85,000		Dfds A.S.	4,787
277,790	g	DONG Energy A.S.	18,073
284,534		DSV AS	22,463
7,323	*	Genmab AS	1,578
82,850		GN Store Nord	2,938
3,915	e	H Lundbeck AS	220
9,628		ISS A.S.	358
1,753,648		Novo Nordisk AS	86,255
12,745		Novozymes AS	663
6,016		Pandora AS	651
180,000		Sydbank AS	6,649
46,460	*	TDC AS	385
6,466		Tryg A.S.	151
12,193		Vestas Wind Systems AS	872
6,648	*	William Demant Holding A.S.	248
		TOTAL DENMARK	180,344

FINLAND - 0.4%
178,007		Amer Sports Oyj (A Shares)	5,493
40,000	e	Citycon Oyj	90
8,019		Elisa Oyj (Series A)	363
60,086	e	Fortum Oyj	1,291
19,303		Kone Oyj (Class B)	963
6,449	e	Metso Oyj	203
7,502	e	Neste Oil Oyj	522
331,684		Nokia Oyj (Turquoise)	1,832
6,602		Nokian Renkaat Oyj	300
5,587		Orion Oyj (Class B)	171
1,248,000	e	Outokumpu Oyj	8,511
717,974		Sampo Oyj (A Shares)	40,000
66,652	e	Stora Enso Oyj (R Shares)	1,226
15,000		Technopolis plc	68
250,444		UPM-Kymmene Oyj	9,285
300,000	e	Valmet Corp	6,014
24,811		Wartsila Oyj (B Shares)	548
		TOTAL FINLAND	76,880
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

FRANCE - 3.5%
411,163		Accor S.A.	$22,213
1,744		Aeroports de Paris	380
24,274		Air Liquide	2,979
8,942		Alstom RGPT	403
99,398	g	Amundi S.A.	7,982
338,806		Arkema	44,231
5,355		Atos Origin S.A.	734
110,289		AXA S.A.	2,932
2,331		BioMerieux	192
278,152		BNP Paribas	20,628
49,019		Bollore	261
12,052		Bouygues S.A.	604
15,301		Bureau Veritas S.A.	398
117,998		Cap Gemini S.A.	14,723
33,419		Carrefour S.A.	693
3,155	e	Casino Guichard Perrachon S.A.	154
9,265		CNP Assurances	234
28,512		Compagnie de Saint-Gobain	1,506
1,558,440		Credit Agricole S.A.	25,410
143		Dassault Aviation S.A.	273
163,596		Dassault Systemes S.A.	22,248
12,423		Edenred	432
4,092		Eiffage S.A.	466
32,315		Electricite de France	468
11,769		Essilor International S.A.	1,588
2,484		Eurazeo	229
383,596		European Aeronautic Defence and Space Co	44,404
10,763		Eutelsat Communications	213
175,197		Faurecia	14,176
3,931		Fonciere Des Regions	434
239,562		Gaz de France	4,000
5,282		Gecina S.A.	917
471,493		Groupe Danone	38,230
26,704		Groupe Eurotunnel S.A.	381
1,791		Hermes International	1,062
5,957		Icade	578
1,426		Iliad S.A.	295
2,106		Imerys S.A.	205
3,491		Ingenico	283
12,215		Ipsen	1,899
188,780		JC Decaux S.A.	6,565
76,748	e	Kering	36,810
32,320		Klepierre	1,303
6,505		Lagardere S.C.A.	186
15,088		Legrand S.A.	1,184
199,924		L’Oreal S.A.	45,155
137,624		LVMH Moet Hennessy Louis Vuitton S.A.	42,412
73,881		Michelin (C.G.D.E.) (Class B)	10,937
51,595		Natixis	423
958,990		Orange S. A.	16,301
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

12,037		Pernod-Ricard S.A.	$2,003
705,722		Peugeot S.A.	16,993
11,638		Publicis Groupe S.A.	810
31,256		Remy Cointreau S.A.	4,458
234,491		Renault S.A.	28,455
17,045		Rexel S.A.	289
18,939		Safran S.A.	2,010
240,844		Sanofi-Aventis	19,325
643,872		Schneider Electric S.A.	56,700
9,788		SCOR SE	400
1,242		SEB S.A.	238
1,599		Societe BIC S.A.	159
92,359		Societe Generale	5,016
5,136		Sodexho Alliance S.A.	517
49,009		Suez Environnement S.A.	710
248,213		Teleperformance	38,492
5,969		Thales S.A.	727
774,424		Total S.A.	44,390
4,347	*	Ubisoft Entertainment	368
15,733		Unibail-Rodamco	3,594
267,163		Valeo S.A.	17,673
188,794		Veolia Environnement	4,485
171,789		Vinci S.A.	16,920
58,704		Vivendi Universal S.A.	1,522
1,607		Wendel	251
		TOTAL FRANCE	707,219

GERMANY - 2.7%
43,524		Adidas-Salomon AG.	10,589
2,000	g	ADO Properties S.A.	112
667,836	*	Aixtron AG.	12,923
155,410		Allianz AG.	35,132
195,710		Alstria Office REIT-AG.	3,065
2,665		Axel Springer AG.	223
290,641		BASF SE	29,476
213,753		Bayer AG.	24,097
72,149		Bayerische Motoren Werke AG.	7,848
2,738		Bayerische Motoren Werke AG. (Preference)	257
224,483		Beiersdorf AG.	25,440
1,112,591		Borussia Dortmund GmbH & Co KGaA	7,004
8,856		Brenntag AG.	527
2,670,061	*	Commerzbank AG.	34,664
73,605		Continental AG.	20,331
89,177	g	Covestro AG.	8,781
54,701		Daimler AG. (Registered)	4,661
62,759		Deutsche Annington Immobilien SE	3,112
116,946		Deutsche Bank AG. (Registered)	1,631
10,902		Deutsche Boerse AG.	1,490
3,500		Deutsche Euroshop AG.	128
13,308		Deutsche Lufthansa AG.	425
55,194		Deutsche Post AG.	2,417
989,435		Deutsche Telekom AG.	16,188
46,847		Deutsche Wohnen AG.	2,186
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

62,883		Drillisch AG.	$4,243
65,000		Duerr AG.	7,143
2,240,721		E.ON AG.	24,899
9,366		Evonik Industries AG.	330
2,246		Fraport AG. Frankfurt Airport Services Worldwide	222
151,959		Fresenius Medical Care AG.	15,520
50,689		Fresenius SE	3,876
3,802		Fuchs Petrolub AG. (Preference)	206
10,271		GEA Group AG.	437
8,000		Grand City Properties S.A.	191
3,480		Hannover Rueckversicherung AG.	475
8,320		HeidelbergCement AG.	817
5,862		Henkel KGaA	739
10,120		Henkel KGaA (Preference)	1,330
1,154		Hochtief AG.	216
3,846		Hugo Boss AG.	335
64,289		Infineon Technologies AG.	1,729
7,902	g	Innogy SE	375
10,655	e	K&S AG.	308
4,052		KION Group AG.	378
5,251		Lanxess AG.	403
5,000		LEG Immobilien AG.	562
418		Linde AG.	84
488,532	*	Linde AG.	103,231
1,874		MAN AG.	219
7,312		Merck KGaA	702
10,198		Metro Wholesale & Food Specialist AG.	180
2,936		MTU Aero Engines Holding AG.	495
8,874		Muenchener Rueckver AG.	2,064
104,091		Osram Licht AG.	7,660
400,546	*	Paion AG.	1,143
8,662		Porsche AG.	722
13,454		ProSiebenSat. Media AG.	466
29,509	*	RWE AG.	729
55,826		SAP AG.	5,861
10,545		Schaeffler AG.	163
231,392	g	Scout24 AG.	10,789
315,448		Siemens AG.	40,250
8,525	*,g	Siemens Healthineers AG.	350
80,000	*,e	SLM Solutions Group AG.	3,167
7,084		Symrise AG.	570
10,000		TAG Tegernsee Immobilien und Beteiligungs AG.	207
42,808		Telefonica Deutschland Holding AG.	201
1,136,520		ThyssenKrupp AG.	29,677
5,000		TLG Immobilien AG.	137
24,836		TUI AG. (DI)	533
11,351		Uniper SE	346
77,908		United Internet AG.	4,909
3,999		Volkswagen AG.	800
8,348		Volkswagen AG. (Preference)	1,664
130,314		Wirecard AG.	15,448
6,301	*,g	Zalando SE	344
		TOTAL GERMANY	550,552
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

HONG KONG - 0.8%
5,296,358		AIA Group Ltd	$45,277
5,618		ASM Pacific Technology	79
127,921		Bank of East Asia Ltd	513
658,853		BOC Hong Kong Holdings Ltd	3,232
85,000	*	Cathay Pacific Airways Ltd	147
625,000		Chow Sang Sang Holding	1,314
489,625		CK Asset Holdings Ltd	4,132
605,043		CK Hutchison Holdings Ltd	7,270
42,453		CK Infrastructure Holdings Ltd	348
496,954		CLP Holdings Ltd	5,067
49,463		First Pacific Co	27
52,803		Galaxy Entertainment Group Ltd	485
1,063,434	*,e	Global Brands Group Holding Ltd	60
553,000	*	Glorious Property Holdings Ltd	49
94,000	e	Golden Resorts Group Ltd	42
20,000		Hang Lung Group Ltd	66
813,576		Hang Lung Properties Ltd	1,909
363,972		Hang Seng Bank Ltd	8,457
136,052		Henderson Land Development Co Ltd	892
66,500	e,g	HK Electric Investments & HK Electric Investments Ltd	65
75,660		HKT Trust and HKT Ltd	95
2,726,299		Hong Kong & China Gas Ltd	5,618
294,988		Hong Kong Electric Holdings Ltd	2,635
128,625		Hong Kong Exchanges and Clearing Ltd	4,237
198,000		Hongkong Land Holdings Ltd	1,368
7,000		Hopewell Highway Infrastructure Ltd	4
136,147	e	Hutchison Port Holdings Trust	40
927,760		Hysan Development Co Ltd	4,923
161,316	*,e	I-Cable Communications Ltd	4
4,800		Jardine Matheson Holdings Ltd	296
5,000		Jardine Strategic Holdings Ltd	192
48,000		Kerry Logistics Network Ltd	71
84,026		Kerry Properties Ltd	380
1,203,027	e	Li & Fung Ltd	593
126,026		Link REIT	1,080
1,467,309		Melco Crown Entertainment Ltd (ADR)	42,523
363,678		MTR Corp	1,963
1,781,492		New World Development Co Ltd	2,539
3	*,e	Noble Group Ltd	0	^
25,638		NWS Holdings Ltd	47
98,262		PCCW Ltd	57
21,992		Shangri-La Asia Ltd	45
158,000		Shun TAK Holdings Ltd	66
74,365		Sino Land Co	121
46,611		SJM Holdings Ltd	41
249,468		Sun Hung Kai Properties Ltd	3,960
108,128		Swire Pacific Ltd (Class A)	1,095
2,036,400		Swire Properties Ltd	7,162
29,402		Techtronic Industries Co	173
198,000	g	WH Group Ltd	212
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

238,053		Wharf Holdings Ltd	$824
643,053	*	Wharf Real Estate Investment Co Ltd	4,203
18,334		Wheelock & Co Ltd	134
15,912		Yue Yuen Industrial Holdings	64
		TOTAL HONG KONG	166,196

HUNGARY - 0.0%
560,000		MOL Hungarian Oil & Gas plc	6,110
		TOTAL HUNGARY	6,110

INDIA - 0.5%
804,300		Bharat Petroleum Corp Ltd	5,309
252,743		Capital First Ltd	2,408
167,000		Container Corp Of India Ltd	3,206
322,531	*	DEN Networks Ltd	506
415,000		HDFC Bank Ltd	12,089
1,575,000		Hindustan Petroleum Corp Ltd	8,400
1,970,545		ICICI Bank Ltd (ADR)	17,439
1,062,583		Indiabulls Housing Finance Ltd	20,341
181,381	*	Multi Commodity Exchange of India Ltd	1,872
90,834	*	Prestige Estates Projects Ltd	410
175,000	*	Puravankara Projects Ltd	378
1,063,704		Reliance Industries Ltd	14,519
130,351		Shriram Transport Finance Co Ltd	2,898
513,000		Tech Mahindra Ltd	5,044
6,544,612	*	Unitech Ltd	565
360,385	*	United Phosphorus Ltd	4,062
830,065		Yes Bank Ltd	3,920
		TOTAL INDIA	103,366

INDONESIA - 0.0%
1,325,600		PT Matahari Department Store Tbk	1,059
		TOTAL INDONESIA	1,059

IRELAND - 0.7%
224,218	*	AerCap Holdings NV	11,372
3,169,396		AIB Group plc	19,078
372,524	*	Bank of Ireland Group plc	3,264
772,946		CRH plc	26,181
2,302,262		Green REIT plc	4,292
5,924,391		Hibernia REIT plc	10,526
147,992	*,†,m	Irish Bank Resolution Corp Ltd	0
10,476		James Hardie Industries NV	186
234,174		Kerry Group plc (Class A)	23,743
577,276		Keywords Studios plc	12,084
4,421		Paddy Power plc	454
4,593	*	Ryanair Holdings plc	91
120,591	*	Ryanair Holdings plc (ADR)	14,815
652,095		Smurfit Kappa Group plc	26,473
		TOTAL IRELAND	152,559
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

ISRAEL - 0.1%
2,544		Azrieli Group	$122
143,309		Bank Hapoalim Ltd	986
187,303		Bank Leumi Le-Israel	1,132
124,211		Bezeq Israeli Telecommunication Corp Ltd	159
7,271	*	Check Point Software Technologies	722
1,297		Elbit Systems Ltd	156
2,243		Frutarom Industries Ltd	206
36,928		Israel Chemicals Ltd	157
21,267		Mizrahi Tefahot Bank Ltd	407
3,581	*	Nice Systems Ltd	335
381,906		Teva Pharmaceutical Industries Ltd (ADR)	6,527
		TOTAL ISRAEL	10,909

ITALY - 1.0%
4,000,000		A2A S.p.A.	7,651
70,271		Assicurazioni Generali S.p.A.	1,351
25,279		Autostrade S.p.A.	783
12,885,577		Banca Intesa S.p.A.	46,916
51,467		Banca Intesa S.p.A. RSP	195
200,000		Beni Stabili S.p.A.	166
144,000		Brunello Cucinelli S.p.A	4,529
751,936		Davide Campari-Milano S.p.A	5,693
1,075,973		Enel S.p.A.	6,584
402,068		ENI S.p.A.	7,082
6,923		Ferrari NV	832
23,225		Finmeccanica S.p.A.	269
61,652		Fondiaria-Sai S.p.A	147
1,600,000		Iride S.p.A.	5,023
9,556		Luxottica Group S.p.A.	594
1,865,365		Mediobanca S.p.A.	21,930
586,788		Moncler S.p.A	22,332
896,949	g	OVS S.p.A	5,507
30,183	g	Poste Italiane S.p.A	276
6,485,333		Prada S.p.A	30,509
12,187		Prysmian S.p.A.	383
6,200		Recordati S.p.A.	229
128,919		Snam Rete Gas S.p.A.	593
340,614		Telecom Italia RSP	283
630,946	*	Telecom Italia S.p.A.	599
78,691		Terna Rete Elettrica Nazionale S.p.A.	460
1,201,716	*	UniCredit S.p.A.	25,117
304,209	*	Yoox S.p.A	14,146
		TOTAL ITALY	210,179

JAPAN - 8.0%
700		ABC-Mart, Inc	46
611,000	*,e	Acom Co Ltd	2,744
105		Activia Properties Inc	470
8		Advance Residence Investment Corp	20
17,146		Aeon Co Ltd	305
22,052	e	AEON Financial Service Co Ltd	511
3,097		Aeon Mall Co Ltd	65
800		AEON REIT Investment Corp	845
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

15,772		Air Water, Inc	$308
330,090		Aisin Seiki Co Ltd	18,014
95,375		Ajinomoto Co, Inc	1,732
23,205		Alfresa Holdings Corp	524
26,752	e	All Nippon Airways Co Ltd	1,037
488,929	e	Alps Electric Co Ltd	12,103
9,544		Amada Co Ltd	116
3,284		Aozora Bank Ltd	132
77,831		Asahi Breweries Ltd	4,186
40,501		Asahi Glass Co Ltd	1,697
389,412		Asahi Kasei Corp	5,205
153,900		Ashikaga Holdings Co Ltd	598
4,500	e	Asics Corp	84
395,505		Astellas Pharma, Inc	6,050
37,721		Bank of Kyoto Ltd	2,138
1,953		Benesse Holdings Inc	71
160		BLife Investment Corp	387
129,304		Bridgestone Corp	5,689
6,785		Brother Industries Ltd	157
2,100		Calbee, Inc	71
198,797		Canon, Inc	7,212
4,533	e	Casio Computer Co Ltd	68
32,144		Central Japan Railway Co	6,134
141,562		Chiba Bank Ltd	1,157
189,266		Chubu Electric Power Co, Inc	2,716
87,458		Chugai Pharmaceutical Co Ltd	4,440
58,166	e	Chugoku Electric Power Co, Inc	711
3,300		Coca-Cola West Japan Co Ltd	136
234,100		Concordia Financial Group Ltd	1,322
261,000		Cosmo Energy Holdings Co Ltd	8,447
3,268		Credit Saison Co Ltd	55
10,000		CyberAgent, Inc	520
139,000	*,e	CYBERDYNE, Inc	1,993
6,738		Dai Nippon Printing Co Ltd	140
8,246		Daicel Chemical Industries Ltd	91
17,700		Daifuku Co Ltd	1,049
631,539		Dai-ichi Mutual Life Insurance Co	11,659
88,494		Daiichi Sankyo Co Ltd	2,969
123,355		Daikin Industries Ltd	13,704
18,017		Daito Trust Construction Co Ltd	3,068
15,356		Daiwa House Industry Co Ltd	592
494,480		Daiwa Securities Group, Inc	3,182
20,700	e	Dena Co Ltd	377
90,087		Denso Corp	4,955
136,055		Dentsu, Inc	6,013
14,800		Disco Corp	3,163
3,333		Don Quijote Co Ltd	191
160,168		East Japan Railway Co	14,975
40,000		Ebara Corp	1,427
7,028		Eisai Co Ltd	453
25,993		Electric Power Development Co	670
169,500		en-japan, Inc	9,639
2,344		FamilyMart Co Ltd	195
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

39,243		Fanuc Ltd	$10,099
10,519		Fast Retailing Co Ltd	4,226
1,165,822		Fuji Electric Holdings Co Ltd	8,032
108,680		Fuji Heavy Industries Ltd	3,598
342,993		Fujifilm Holdings Corp	13,697
2,838,991		Fujitsu Ltd	17,252
154,733		Fukuoka Financial Group, Inc	848
18		GLP J-Reit	20
164,400	e	GMO Payment Gateway, Inc	16,229
82,373		Hachijuni Bank Ltd	448
5,800		Hakuhodo DY Holdings, Inc	80
3,900		Hamamatsu Photonics KK	150
66,700		Hankyu Hanshin Holdings, Inc	2,498
532		Hikari Tsushin, Inc	86
66,682		Hino Motors Ltd	867
873		Hirose Electric Co Ltd	121
7,175		Hisamitsu Pharmaceutical Co, Inc	555
28,085		Hitachi Chemical Co Ltd	627
3,033		Hitachi Construction Machinery Co Ltd	118
98,100		Hitachi High-Technologies Corp	4,664
6,492,793		Hitachi Ltd	47,291
19,785		Hitachi Metals Ltd	233
309,496		Honda Motor Co Ltd	10,714
10,512		Hoshizaki Electric Co Ltd	937
78,553		Hoya Corp	3,968
13,629		Idemitsu Kosan Co Ltd	521
3,929		Iida Group Holdings Co Ltd	73
1,286,100		Infomart Corp	13,094
95,283		Inpex Holdings, Inc	1,182
2,400		Invesco Office J-Reit, Inc	339
3,837		Invincible Investment Corp	1,775
65,681		Isetan Mitsukoshi Holdings Ltd	727
575,394		Ishikawajima-Harima Heavy Industries Co Ltd	17,952
14,900		Isuzu Motors Ltd	228
259,770		Itochu Corp	5,073
33,600		Itochu Techno-Science Corp	694
251,700		J Front Retailing Co Ltd	4,251
24,215		Japan Airlines Co Ltd	986
1,303		Japan Airport Terminal Co Ltd	51
10,446		Japan Post Bank Co Ltd	142
42,640		Japan Post Holdings Co Ltd	518
18		Japan Prime Realty Investment Corp	65
33		Japan Real Estate Investment Corp	172
1,340		Japan Retail Fund Investment Corp	2,598
95,000		Japan Steel Works Ltd	3,123
285,540		Japan Tobacco, Inc	8,157
72,713		JFE Holdings, Inc	1,467
36,778	e	JGC Corp	801
20,058		JSR Corp	451
345,903		JTEKT Corp	5,097
2,453,388		JX Holdings, Inc	14,957
370,000		kabu.com Securities Co Ltd	1,291
194,372		Kajima Corp	1,827
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

4,034	e	Kakaku.com, Inc	$71
24,786		Kamigumi Co Ltd	556
28,129		Kaneka Corp	280
281,774		Kansai Electric Power Co, Inc	3,684
20,714		Kansai Paint Co Ltd	484
197,185		Kao Corp	14,803
3,951		Kawasaki Heavy Industries Ltd	128
348,600		KDDI Corp	8,978
2,700		Keihan Electric Railway Co Ltd	84
45,411	e	Keihin Electric Express Railway Co Ltd	798
31,124		Keio Corp	1,341
3,813		Keisei Electric Railway Co Ltd	117
225		Kenedix Realty Investment Corp	1,373
166		Kenedix Retail REIT Corp	363
194,300		Kenedix, Inc	1,210
18,100		Keyence Corp	11,306
4,095		Kikkoman Corp	166
13,591		Kintetsu Corp	534
305,549		Kirin Brewery Co Ltd	8,134
82,401	*	Kobe Steel Ltd	817
3,100		Koito Manufacturing Co Ltd	216
184,836		Komatsu Ltd	6,192
2,286		Konami Corp	116
513,420		Konica Minolta Holdings, Inc	4,365
828	e	Kose Corp	174
1,126,607		Kubota Corp	19,859
36,474		Kuraray Co Ltd	632
2,777		Kurita Water Industries Ltd	90
8,700		Kyocera Corp	493
227,089		Kyowa Hakko Kogyo Co Ltd	4,932
103,535		Kyushu Electric Power Co, Inc	1,250
68,900		Kyushu Financial Group, Inc	344
4,400		Kyushu Railway Co	137
1,180		Lawson, Inc	81
1,200	*	LINE Corp	47
6,100		Lion Corp	125
7,064		LIXIL Group Corp	157
38,713		M3, Inc	1,779
13,305		Mabuchi Motor Co Ltd	662
290,000		Maeda Corp	3,388
50,572		Makita Corp	2,505
777,672		Marubeni Corp	5,679
5,709	e	Marui Co Ltd	115
15,696	e	Maruichi Steel Tube Ltd	478
89,215		Mazda Motor Corp	1,193
1,800		McDonald’s Holdings Co Japan Ltd	85
4,459		Mediceo Paltac Holdings Co Ltd	93
283,100	e	Megachips Corp	9,922
27,700		MEIJI Holdings Co Ltd	2,128
650		MID Reit, Inc	475
245,400		Minebea Co Ltd	5,277
4,700		Miraca Holdings, Inc	185
137,500		MISUMI Group, Inc	3,808
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

386,019		Mitsubishi Chemical Holdings Corp	$3,758
300,311		Mitsubishi Corp	8,084
466,614		Mitsubishi Electric Corp	7,573
236,258		Mitsubishi Estate Co Ltd	3,958
57,180		Mitsubishi Gas Chemical Co, Inc	1,380
194,315		Mitsubishi Heavy Industries Ltd	7,493
171,611		Mitsubishi Materials Corp	5,087
128,300	e	Mitsubishi Motors Corp	918
3,737,196		Mitsubishi UFJ Financial Group, Inc	24,836
13,000		Mitsubishi UFJ Lease & Finance Co Ltd	78
381,520		Mitsui & Co Ltd	6,565
126,128		Mitsui Chemicals, Inc	4,004
289,429		Mitsui Fudosan Co Ltd	6,987
3,149		Mitsui OSK Lines Ltd	89
88,009		Mitsui Sumitomo Insurance Group Holdings, Inc	2,734
316,475		Mitsui Trust Holdings, Inc	12,937
900		Mixi Inc	34
4,554,656		Mizuho Financial Group, Inc	8,300
516,800	e	MonotaRO Co Ltd	18,291
101		Mori Hills REIT Investment Corp	128
30,335		Murata Manufacturing Co Ltd	4,187
3,139		Nabtesco Corp	122
35,000		Nagoya Railroad Co Ltd	893
5,206		Namco Bandai Holdings, Inc	168
59,161		NEC Corp	1,663
18,100	*	NEC Electronics Corp	182
10,400	*	Nexon Co Ltd	176
93,431		NGK Insulators Ltd	1,618
90,593		NGK Spark Plug Co Ltd	2,183
44,417		Nidec Corp	6,836
9,181		Nikon Corp	166
186,498		Nintendo Co Ltd	82,856
134		Nippon Building Fund, Inc	743
2,262		Nippon Electric Glass Co Ltd	66
2,344		Nippon Express Co Ltd	155
1,972		Nippon Meat Packers, Inc	81
16,726		Nippon Paint Co Ltd	616
266		Nippon ProLogis REIT, Inc	578
107,501		Nippon Steel Corp	2,360
676,900		Nippon Telegraph & Telephone Corp	31,579
41,666	*	Nippon Yusen Kabushiki Kaisha	818
12,439		Nissan Chemical Industries Ltd	517
1,155,962		Nissan Motor Co Ltd	11,932
5,731		Nisshin Seifun Group, Inc	114
1,645		Nissin Food Products Co Ltd	114
15,200		Nitori Co Ltd	2,666
66,237		Nitto Denko Corp	5,006
66,653		NKSJ Holdings, Inc	2,686
202,655		NOK Corp	3,957
2,865,480		Nomura Holdings, Inc	16,710
3,374		Nomura Real Estate Holdings, Inc	79
368		Nomura Real Estate Master Fund, Inc	512
27,000		Nomura Research Institute Ltd	1,276
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

82,035		NSK Ltd	$1,104
268,600		NTT Data Corp	2,822
1,082,648		NTT DoCoMo, Inc	27,600
127,596		Obayashi Corp	1,406
1,800		Obic Co Ltd	152
55,949		Odakyu Electric Railway Co Ltd	1,140
936,994		OJI Paper Co Ltd	6,039
162,543		Olympus Corp	6,216
157,113		Omron Corp	9,184
11,268		Ono Pharmaceutical Co Ltd	359
1,003		Oracle Corp Japan	83
41,400		Oriental Land Co Ltd	4,236
3,195,625		ORIX Corp	57,269
187		Orix JREIT, Inc	291
250,521	e	Osaka Gas Co Ltd	4,983
103,700		Osaka Securities Exchange Co Ltd	1,942
9,800		Otsuka Corp	500
78,600		Otsuka Holdings KK	3,943
311,100		Paltac Corp	16,954
228,655		Panasonic Corp	3,284
8,400	e	Park24 Co Ltd	229
50,700		Pola Orbis Holdings, Inc	2,114
25,200		Rakuten, Inc	208
214,439		Recruit Holdings Co Ltd	5,375
560,000		Rengo Co Ltd	4,841
651,772		Resona Holdings, Inc	3,503
18,682	e	Ricoh Co Ltd	185
912		Rinnai Corp	87
113,824		Rohm Co Ltd	10,804
644		Ryohin Keikaku Co Ltd	215
1,280		Sankyo Co Ltd	45
106,500		Santen Pharmaceutical Co Ltd	1,783
145,491		SBI Holdings, Inc	3,418
43,634		Secom Co Ltd	3,250
3,752		Sega Sammy Holdings, Inc	61
5,700		Seibu Holdings, Inc	100
8,000		Seiko Epson Corp	139
400,000		Seino Holdings Corp	7,391
94,451		Sekisui Chemical Co Ltd	1,656
1,204,920		Sekisui House Ltd	22,047
151,800		Seria Co Ltd	7,506
142,612		Seven & I Holdings Co Ltd	6,108
14,600	e	Seven Bank Ltd	47
3,799	*	Sharp Corp	114
135,799	*	SHIFT, Inc	6,823
7,047		Shimadzu Corp	194
5,227		Shimamura Co Ltd	652
1,992		Shimano, Inc	287
114,562		Shimizu Corp	1,022
205,039		Shin-Etsu Chemical Co Ltd	21,387
40,277		Shinsei Bank Ltd	625
60,140		Shionogi & Co Ltd	3,132
10,293		Shiseido Co Ltd	661
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

114,301		Shizuoka Bank Ltd	$1,099
111,328		Shoei Co Ltd	1,213
19,522		Showa Shell Sekiyu KK	266
11,591		SMC Corp	4,715
262,500		SMS Co Ltd	11,203
294,566		Softbank Corp	21,972
1,900		Sohgo Security Services Co Ltd	93
2,400,000		Sojitz Holdings Corp	7,655
1,972,104		Sony Corp	97,028
132,028	e	Sony Financial Holdings, Inc	2,411
163,915		Stanley Electric Co Ltd	6,154
1,030	e	Star Asia Investment Corp	996
5,100		Start Today Co Ltd	133
168,400		Sumco Corp	4,398
423,883		Sumitomo Chemical Co Ltd	2,459
174,463		Sumitomo Corp	2,923
4,063	e	Sumitomo Dainippon Pharma Co Ltd	68
152,224		Sumitomo Electric Industries Ltd	2,327
328,525		Sumitomo Heavy Industries Ltd	12,552
25,315		Sumitomo Metal Mining Co Ltd	1,047
650,791		Sumitomo Mitsui Financial Group, Inc	27,609
110,421		Sumitomo Realty & Development Co Ltd	4,126
4,663		Sumitomo Rubber Industries, Inc	86
1,600		Sundrug Co Ltd	75
3,800		Suntory Beverage & Food Ltd	185
34,576		Suruga Bank Ltd	485
2,107		Suzuken Co Ltd	89
39,234		Suzuki Motor Corp	2,130
213,622		Sysmex Corp	19,410
144,131		T&D Holdings, Inc	2,293
23,100		Taiheiyo Cement Corp	830
41,273		Taisei Corp	2,117
3,956		Taisho Pharmaceutical Holdings Co Ltd	391
115,567		Taiyo Nippon Sanso Corp	1,751
8,117		Takashimaya Co Ltd	78
711,548		Takeda Pharmaceutical Co Ltd	34,696
43,881		Tanabe Seiyaku Co Ltd	887
97,856		TDK Corp	8,718
207,700		TechnoPro Holdings, Inc	12,536
89,586		Teijin Ltd	1,702
33,900		Temp Holdings Co Ltd	985
61,746		Terumo Corp	3,212
49,694		THK Co Ltd	2,067
46,175		Tobu Railway Co Ltd	1,411
3,075		Toho Co Ltd	102
1,800		Toho Gas Co Ltd	56
92,815		Tohoku Electric Power Co, Inc	1,263
711,964		Tokio Marine Holdings, Inc	32,282
616,800	*,e	Tokyo Base Co Ltd	8,556
404,568	*	Tokyo Electric Power Co, Inc	1,585
19,216		Tokyo Electron Ltd	3,555
187,284		Tokyo Gas Co Ltd	5,004
34,000		Tokyo Tatemono Co Ltd	515
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

182,276		Tokyu Corp	$2,870
13,900		Tokyu Fudosan Holdings Corp	100
76,000		Topcon Corp	1,490
14,734		Toppan Printing Co Ltd	121
403,964		Toray Industries, Inc	3,843
175,554	*	Toshiba Corp	512
479,820		Tosoh Corp	9,462
4,042		Toto Ltd	212
16,639		Toyo Seikan Kaisha Ltd	248
2,499		Toyo Suisan Kaisha Ltd	99
1,897		Toyoda Gosei Co Ltd	44
104,393		Toyota Industries Corp	6,311
1,600,453		Toyota Motor Corp	103,920
6,094		Toyota Tsusho Corp	206
3,128		Trend Micro, Inc	184
200,000		TS Tech Co Ltd	7,973
900		Tsuruha Holdings, Inc	130
76,212		Uni-Charm Corp	2,198
242		United Urban Investment Corp	379
6,030		USS Co Ltd	123
106,343	e	Wash House Co Ltd	2,184
24,007		West Japan Railway Co	1,702
284,938	e	Yahoo! Japan Corp	1,334
2,804		Yakult Honsha Co Ltd	210
16,431	e	Yamada Denki Co Ltd	100
40,406		Yamaguchi Financial Group, Inc	500
4,608		Yamaha Corp	202
7,691		Yamaha Motor Co Ltd	229
9,255	e	Yamato Transport Co Ltd	233
3,753		Yamazaki Baking Co Ltd	79
6,724		Yaskawa Electric Corp	305
6,110		Yokogawa Electric Corp	124
2,900		Yokohama Rubber Co Ltd	67
427,000	e	Yume No Machi Souzou Iinkai Co Ltd	9,011
		TOTAL JAPAN	1,636,476

JERSEY, C.I. - 0.0%
11,980		Randgold Resources Ltd	995
		TOTAL JERSEY, C.I.	995

KOREA, REPUBLIC OF - 0.1%
86,045	*	Osstem Implant Co Ltd	4,343
2,920		Samsung Electronics Co Ltd	6,822
37		Samsung Electronics Co Ltd (Preference)	71
25,100		Samsung Life Insurance Co Ltd	2,734
31,499		Samsung SDI Co Ltd	5,711
		TOTAL KOREA, REPUBLIC OF	19,681

LUXEMBOURG - 0.2%
90,000		APERAM	4,310
865,396	*	ArcelorMittal	27,487
510,557	*,e	ArcelorMittal (ADR)	16,241
629		Eurofins Scientific	331
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

3,794		Millicom International Cellular S.A.	$260
2,270		RTL Group	188
20,718		SES Global S.A.	280
27,622		Tenaris S.A.	478
		TOTAL LUXEMBOURG	49,575

MACAU - 0.0%
16,592	e	MGM China Holdings Ltd	43
711,533		Sands China Ltd	3,867
534,983		Wynn Macau Ltd	1,961
		TOTAL MACAU	5,871

MALAYSIA - 0.0%
628,825		Karex BHD	133
45,306	*	YNH Property BHD	16
		TOTAL MALAYSIA	149

MEXICO - 0.0%
12,953		Fresnillo plc	231
		TOTAL MEXICO	231

NETHERLANDS - 2.6%
1,431,835	g	ABN AMRO Group NV (ADR)	43,175
101,028		Aegon NV	682
53,126		Akzo Nobel NV	5,019
29,849	*,e	Altice NV (Class A)	247
553,924		ASML Holding NV	109,839
5,143		Boskalis Westminster	151
10,211		DSM NV	1,015
3,500		Eurocommercial Properties NV	144
807,285	g	Euronext NV	59,173
116,052		EXOR NV	8,261
6,536		Heineken Holding NV	674
78,501		Heineken NV	8,443
9,682,777		ING Groep NV	163,399
169,020		Koninklijke Ahold Delhaize NV	4,005
790,356		Koninklijke KPN NV	2,377
460,395		Koninklijke Philips Electronics NV	17,629
4,120		Koninklijke Vopak NV	202
17,099		NN Group NV	760
19,283	*	NXP Semiconductors NV	2,256
6,785	e	Randstad Holdings NV	447
1,294,075		Royal Dutch Shell plc (A Shares)	40,943
1,635,490		Royal Dutch Shell plc (B Shares)	52,627
3,000	e	Wereldhave NV	115
186,713		Wolters Kluwer NV	9,930
		TOTAL NETHERLANDS	531,513

NEW ZEALAND - 0.0%
4,000,000		Air New Zealand Ltd	9,373
21,064		Auckland International Airport Ltd	93
12,859		Fisher & Paykel Healthcare Corp	123
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
SHARES	COMPANY	(000)

15,758	Fletcher Building Ltd	$69
79,970	Kiwi Property Group Ltd	78
28,805	Meridian Energy Ltd	60
16,216	Mighty River Power Ltd	38
9,028	Ryman Healthcare Ltd	69
36,353	Telecom Corp of New Zealand Ltd	88
	TOTAL NEW ZEALAND	9,991

NORWAY - 0.5%
1,017,200	Aker BP ASA	27,576
916,460	DNB NOR Holding ASA	18,052
10,969	Gjensidige Forsikring BA	202
77,415	Norsk Hydro ASA	459
47,527	Orkla ASA	512
22,572	PAN Fish ASA	456
5,934	Schibsted ASA (B Shares)	152
2,016,170	Statoil ASA	47,719
42,848	Telenor ASA	974
281,200	TGS Nopec Geophysical Co ASA	6,898
10,453	Yara International ASA	447
	TOTAL NORWAY	103,447

PHILIPPINES - 0.1%
13,032,283	Megaworld Corp	1,173
6,633,441	Metropolitan Bank & Trust	10,923
5,471,450	Robinsons Retail Holdings, Inc	9,364
	TOTAL PHILIPPINES	21,460

POLAND - 0.0%
150,000	KGHM Polska Miedz S.A.	3,821
	TOTAL POLAND	3,821

PORTUGAL - 0.1%
131,122	Energias de Portugal S.A.	498
27,014	Galp Energia SGPS S.A.	510
805,237	Jeronimo Martins SGPS S.A.	14,646
	TOTAL PORTUGAL	15,654

RUSSIA - 0.0%
534,800	Sberbank of Russian Federation (ADR)	9,989
	TOTAL RUSSIA	9,989

SINGAPORE - 0.3%
228,645	Ascendas REIT	461
225,146	CapitaCommercial Trust	316
766,946	CapitaLand Ltd	2,100
476,617	CapitaMall Trust	759
143,700	City Developments Ltd	1,432
45,948	ComfortDelgro Corp Ltd	72
323,888	DBS Group Holdings Ltd	6,841
145,092	Genting Singapore plc	120
164,965	Golden Agri-Resources Ltd	44
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

2,066		Jardine Cycle & Carriage Ltd	$55
314,368		Keppel Corp Ltd	1,880
54,756		Keppel Infrastructure Trust	22
79,650	e	K-REIT Asia	74
935,659		Oversea-Chinese Banking Corp	9,217
22,948	e	SembCorp Industries Ltd	55
286,485	e	SembCorp Marine Ltd	497
112,984		Singapore Airlines Ltd	939
15,300		Singapore Airport Terminal Services Ltd	60
449,643		Singapore Exchange Ltd	2,538
406,425	e	Singapore Press Holdings Ltd	784
369,907		Singapore Technologies Engineering Ltd	1,018
2,656,491		Singapore Telecommunications Ltd	6,861
14,030	e	StarHub Ltd	25
236,800		Suntec Real Estate Investment Trust	343
368,143		United Overseas Bank Ltd	7,747
52,231		UOL Group Ltd	342
300,000		Venture Corp Ltd	6,488
35,862		Wilmar International Ltd	87
		TOTAL SINGAPORE	51,177

SOUTH AFRICA - 0.1%
37,250		Investec plc	288
20,130		Mediclinic International plc	170
338,769		Mondi plc	9,106
47,400		Naspers Ltd (N Shares)	11,599
		TOTAL SOUTH AFRICA	21,163

SPAIN - 0.7%
39,376		Abertis Infraestructuras S.A. (Continuous)	883
13,478		ACS Actividades Construccion y Servicios S.A.	526
3,738	g	Aena S.A.	754
474,505		Amadeus IT Holding S.A.	35,115
640,822		Banco Bilbao Vizcaya Argentaria S.A.	5,075
296,673		Banco de Sabadell S.A.	607
1,878,725		Banco Santander S.A.	12,297
67,354	e	Bankia S.A.	302
39,918	e	Bankinter S.A.	411
3,839,811		CaixaBank S.A.	18,307
60,719		Corp Mapfre S.A.	202
12,871		Enagas	352
166,968		Endesa S.A.	3,678
28,032		Ferrovial S.A.	586
13,453	e	Gamesa Corp Tecnologica S.A.	216
20,094		Gas Natural SDG S.A.	480
62,665		Grifols S.A.	1,777
7,000		Hispania Activos Inmobiliarios SAU	149
1,223,496		Iberdrola S.A.	8,997
766,743		Industria De Diseno Textil S.A.	24,105
15,000		Inmobiliaria Colonial S.A.	173
7,000	e	Lar Espana Real Estate Socimi S.A.	84
108,528	*,†,e,m	Let’s GOWEX S.A.	7
30,000	*	Masmovil Ibercom S.A.	4,447
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

25,000		Merlin Properties Socimi S.A.	$383
24,719		Red Electrica Corp S.A.	510
261,659		Repsol YPF S.A.	4,651
987,595		Telefonica S.A.	9,784
		TOTAL SPAIN	134,858

SWEDEN - 0.6%
16,742		Alfa Laval AB	397
837,190		Assa Abloy AB	18,146
367,920		Atlas Copco AB (A Shares)	15,979
106,832		Atlas Copco AB (B Shares)	4,171
21,068	e	Autoliv, Inc	3,075
389,380		Boliden AB	13,702
10,000	e	Castellum AB	164
14,037		Electrolux AB (Series B)	443
173,093	e	Ericsson (LM) (B Shares)	1,102
34,177	*	Essity AB	947
12,000		Fabege AB	261
22,000	*	Fastighets AB Balder	554
12,945	e	Getinge AB (B Shares)	147
53,965	e	Hennes & Mauritz AB (B Shares)	806
374,016		Hexagon AB (B Shares)	22,325
23,798		Husqvarna AB (B Shares)	230
4,569		ICA Gruppen AB	162
10,009		Industrivarden AB	233
467,783	e	Intrum Justitia AB	13,302
13,166		Investment AB Kinnevik (B Shares)	476
25,808		Investor AB (B Shares)	1,146
20,000		Kungsleden AB	134
2,156		Lundbergs AB (B Shares)	155
10,261	*	Lundin Petroleum AB	259
172,537		Nordea Bank AB	1,846
64,167		Sandvik AB	1,176
11,712	*,e	SAS AB	28
17,571		Securitas AB (B Shares)	299
328,065	e	Skandinaviska Enskilda Banken AB (Class A)	3,447
19,581		Skanska AB (B Shares)	401
20,931	e	SKF AB (B Shares)	429
86,084		Svenska Handelsbanken AB	1,078
189,367		Swedbank AB (A Shares)	4,255
10,130		Swedish Match AB	459
21,261		Tele2 AB (B Shares)	256
158,107		TeliaSonera AB	745
348,434		Volvo AB (B Shares)	6,378
		TOTAL SWEDEN	119,113

SWITZERLAND - 2.7%
182,061		ABB Ltd	4,329
9,445		Adecco S.A.	673
54,812		Baloise Holding AG.	8,385
126		Barry Callebaut AG.	246
301,193		Cie Financiere Richemont S.A.	27,066
13,061		Clariant AG.	312
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

10,538		Coca-Cola HBC AG.	$390
2,841,254		Credit Suisse Group	47,719
2,054	*	Dufry Group	270
466		EMS-Chemie Holding AG.	295
36,000		Flughafen Zuerich AG.	7,951
2,136		Geberit AG.	945
8,000		Georg Fischer AG.	10,711
525	e	Givaudan S.A.	1,198
7,476,385		Glencore Xstrata plc	37,152
25,951		Holcim Ltd	1,422
12,667		Julius Baer Group Ltd	780
400,000		Julius Baer Holding AG.	6,735
2,943		Kuehne & Nagel International AG.	464
58		Lindt & Spruengli AG.	360
6		Lindt & Spruengli AG. (Registered)	437
431,333		Lonza Group AG.	101,725
858,380		Nestle S.A.	67,848
1,632,601		Novartis AG.	132,046
2,215		Pargesa Holding S.A.	196
983		Partners Group	731
2,979		Phonak Holding AG.	474
3,500		PSP Swiss Property AG.	341
87,983		Roche Holding AG.	20,183
2,372		Schindler Holding AG.	512
1,149		Schindler Holding AG. (Registered)	241
310		SGS S.A.	763
122		Sika AG.	957
35,920		STMicroelectronics NV	799
575		Straumann Holding AG.	363
1,883		Swatch Group AG.	831
2,461		Swatch Group AG. (Registered)	206
1,879		Swiss Life Holding	670
7,585		Swiss Prime Site AG.	734
142,927		Swiss Re Ltd	14,588
1,472		Swisscom AG.	730
299,991		UBS AG.	5,285
22,702		Vifor Pharma AG.	3,501
217,141		Wolseley plc	16,331
51,031		Zurich Financial Services AG.	16,833
		TOTAL SWITZERLAND	544,728

TAIWAN - 0.2%
665,000		Dadi Early-Childhood Education Group Ltd	5,932
1,900,000		Hon Hai Precision Industry Co, Ltd	5,926
1,535,678		Hota Industrial Manufacturing Co Ltd	6,614
2,374,000		MediaTek, Inc	27,316
372,000		Nien Made Enterprise Co Ltd	3,600
		TOTAL TAIWAN	49,388

THAILAND - 0.1%
1,609,120		Siam Commercial Bank PCL (ADR)	7,398
3,028,000		Tisco Financial Group PCL (ADR)	8,538
		TOTAL THAILAND	15,936
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

TURKEY - 0.1%
5,352,977		Turkcell Iletisim Hizmet AS	$20,513
		TOTAL TURKEY	20,513

UNITED ARAB EMIRATES - 0.0%
120,000		NMC Health plc	5,722
		TOTAL UNITED ARAB EMIRATES	5,722

UNITED KINGDOM - 5.2%
55,120		3i Group plc	665
11,294		Admiral Group plc	292
75,739	e	Anglo American plc (London)	1,764
1,680,556		Ashtead Group plc	45,823
156,900	*	ASOS plc	15,349
256,572		Associated British Foods plc	8,970
441,756		AstraZeneca plc	30,367
58,035	g	Auto Trader Group plc	285
953,806		Aviva plc	6,657
3,236,244		B&M European Value Retail S.A.	17,765
14,232	e	Babcock International Group	134
181,339		BAE Systems plc	1,484
2,028,348		Barclays plc	5,927
58,932		Barratt Developments plc	439
1,028,700		Beazley plc	8,260
296,731	*	Belmond Ltd.	3,309
137,265		Berkeley Group Holdings plc	7,297
100,000		Big Yellow Group plc	1,198
200,000	*,e	Blue Prism Group plc	3,926
4,861,800	*	boohoo.com plc	10,124
6,941,810		BP plc	46,823
1,585,464		British American Tobacco plc	91,651
254,649		British Land Co plc	2,296
959,319		Britvic plc	9,190
479,059		BT Group plc	1,529
18,812		Bunzl plc	553
23,881		Burberry Group plc	569
36,582		Capita Group plc	74
20,000	e	Capital & Counties Properties	76
314,926		Centrica plc	628
5,443,076		CNH Industrial NV	67,260
142,021	*	Cobham plc	245
12,249		Coca-Cola European Partners plc (Class A)	510
89,677		Compass Group plc	1,831
78,643	g	ConvaTec Group plc	219
7,673		Croda International plc	493
102,330	e	CYBG plc	423
4,880		DCC plc	450
358,800		Dechra Pharmaceuticals plc	13,222
422,647		Delphi Automotive plc	35,912
30,000		Derwent London plc	1,306
1,209,835		Diageo plc	40,916
75,032		Direct Line Insurance Group plc	402
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

9,213		easyJet plc	$208
3,057,457		Electrocomponents plc	25,753
52,845		Experian Group Ltd	1,143
861,174		Fevertree Drinks plc	31,814
881,617	*	Fiat DaimlerChrysler Automobiles NV	17,982
95,550		GKN plc	619
2,055,166		GlaxoSmithKline plc	39,913
120,690		Great Portland Estates plc	1,126
88,939		Group 4 Securicor plc	310
31,117	e	GVC Holdings plc	402
145,423	e	Hammerson plc	1,096
15,106		Hargreaves Lansdown plc	347
1,336,080		HSBC Holdings plc	12,547
16,092		IMI plc	244
54,214		Imperial Tobacco Group plc	1,846
800,000		Inchcape plc	7,756
10,259		InterContinental Hotels Group plc	615
35,337		International Consolidated Airlines Group S.A.	306
355,000		International Consolidated Airlines Group S.A. (London)	3,064
8,873		Intertek Group plc	581
25,000	e	Intu Properties plc	73
211,920		ITV plc	429
93,497		J Sainsbury plc	314
40,148		John Wood Group plc	305
11,141		Johnson Matthey plc	475
1,426,714	*	Just Eat plc	13,971
124,958		Kingfisher plc	513
142,066		Land Securities Group plc	1,869
6,251,039		Legal & General Group plc	22,649
119,119	*	Liberty Global plc	3,625
187,284	*	Liberty Global plc (Class A)	5,864
4,079,614		Lloyds TSB Group plc	3,711
101,750		London Stock Exchange Group plc	5,892
3,660,337		Man Group plc	8,826
91,857		Marks & Spencer Group plc	349
43,745		Meggitt plc	265
41,875	g	Merlin Entertainments plc	204
25,292		Micro Focus International plc	353
192,746		National Grid plc	2,170
20,620		Next plc	1,378
276,723		Old Mutual plc	931
44,850		Pearson plc	473
27,299		Pentair plc	1,860
17,321		Persimmon plc	615
2,905,199		Prudential plc	72,597
2,668,208	*,e	Purplebricks Group plc	11,770
122,099		Reckitt Benckiser Group plc	10,306
500,000		Redrow plc	4,178
685,571		Reed Elsevier NV	14,211
153,286		Reed Elsevier plc	3,149
227,462		Rightmove plc	13,885
171,660		Rio Tinto Ltd	9,725
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

641,412		Rio Tinto plc	$32,548
93,950		Rolls-Royce Group plc	1,149
202,413	*	Royal Bank of Scotland Group plc	736
51,704		Royal Mail plc	392
54,636		RSA Insurance Group plc	484
50,000		Safestore Holdings plc	345
62,085		Sage Group plc	558
7,163		Schroders plc	321
57,491		Scottish & Southern Energy plc	1,031
170,307		Segro plc	1,437
12,996		Severn Trent plc	336
15,000		Shaftesbury plc	206
98,495		Shire Ltd	4,902
58,037		Sky plc	1,057
50,592		Smith & Nephew plc	946
22,923		Smiths Group plc	488
30,619		St. James’s Place plc	467
542,051	*	Standard Chartered plc	5,433
151,781		Standard Life plc	766
4,087,445		Taylor Wimpey plc	10,589
59,255		TechnipFMC plc	1,745
9,968,583	e	Tesco plc	28,851
14,013		Travis Perkins plc	243
360,425		Unilever NV	20,344
249,159		Unilever plc	13,819
38,845		United Utilities Group plc	390
1,991,100		Vesuvius plc	16,322
20,614,984		Vodafone Group plc	56,403
12,739		Weir Group plc	357
10,539		Whitbread plc	547
126,479		WM Morrison Supermarkets plc	379
492,573		WPP plc	7,828
431,478	g	ZPG plc	2,034
		TOTAL UNITED KINGDOM	1,064,673

UNITED STATES - 59.2%
449,106		3M Co	98,588
27,929		A.O. Smith Corp	1,776
191,200		Aaron’s, Inc	8,910
2,014,112		Abbott Laboratories	120,686
835,629		AbbVie, Inc	79,092
34,000	*,e	Acacia Communications, Inc	1,308
189,740		Accenture plc	29,125
198,877		Activision Blizzard, Inc	13,416
6,934		Acuity Brands, Inc	965
86,201	*	Adobe Systems, Inc	18,626
26,272		Advance Auto Parts, Inc	3,115
117,139	*,e	Advanced Micro Devices, Inc	1,177
174,625		AES Corp	1,985
200,210		Aetna Inc	33,835
8,027		Affiliated Managers Group, Inc	1,522
163,382		Aflac, Inc	7,150
21,931		AGCO Corp	1,422
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

176,728		Agilent Technologies, Inc	$11,823
52,674		AGNC Investment Corp	997
10,000		Agree Realty Corp	480
202,730		Air Products & Chemicals, Inc	32,240
64,687	*	Akamai Technologies, Inc	4,591
20,363		Albemarle Corp	1,888
33,195		Alexandria Real Estate Equities, Inc	4,146
544,521	*	Alexion Pharmaceuticals, Inc	60,692
21,596	*	Align Technology, Inc	5,423
42,567	*	Alkermes plc	2,467
11,719		Alleghany Corp	7,201
27,218		Allegion plc	2,321
561,168		Allergan plc	94,439
11,790		Alliance Data Systems Corp	2,510
152,109		Alliant Energy Corp	6,215
170,000		Allison Transmission Holdings, Inc	6,640
160,327		Allstate Corp	15,199
112,156		Ally Financial, Inc	3,045
18,219	*	Alnylam Pharmaceuticals, Inc	2,170
135,859	*	Alphabet, Inc (Class A)	140,905
165,086	*	Alphabet, Inc (Class C)	170,334
406,652		Altria Group, Inc	25,343
241,490	*	Amazon.com, Inc	349,518
3,363		Amerco, Inc	1,161
71,482		Ameren Corp	4,048
28,558		American Airlines Group, Inc	1,484
208,511		American Electric Power Co, Inc	14,302
359,762		American Express Co	33,559
96,519		American Financial Group, Inc	10,831
35,000		American Homes 4 Rent	703
1,363,587		American International Group, Inc	74,206
69,715		American Tower Corp	10,132
48,256		American Water Works Co, Inc	3,963
135,801		Ameriprise Financial, Inc	20,090
59,759		AmerisourceBergen Corp	5,152
56,293		Ametek, Inc	4,277
150,896		Amgen, Inc	25,725
63,118		Amphenol Corp (Class A)	5,436
718,891		Anadarko Petroleum Corp	43,428
57,395		Analog Devices, Inc	5,230
31,071		Andeavor	3,124
362,959		Annaly Capital Management, Inc	3,786
21,507	*	Ansys, Inc	3,370
98,297	*	Antero Resources Corp	1,951
171,306		Anthem, Inc	37,636
47,979		Aon plc	6,733
56,151		Apache Corp	2,161
10,000		Apartment Investment & Management Co (Class A)	407
2,419,927		Apple, Inc	406,015
652,095		Applied Materials, Inc	36,263
75,546		ARAMARK Holdings Corp	2,989
37,477	*	Arch Capital Group Ltd	3,208
120,858		Archer Daniels Midland Co	5,242
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

58,776		Arconic, Inc	$1,354
12,749	*	Arista Networks, Inc	3,255
24,604	*	Arrow Electronics, Inc	1,895
53,479		Arthur J. Gallagher & Co	3,676
42,000	*	Asbury Automotive Group, Inc	2,835
110,903		Ashland Global Holdings, Inc	7,740
21,703		Assurant, Inc	1,984
1,900,547		AT&T, Inc	67,755
284,365	*	Athene Holding Ltd	13,595
37,275		Atmos Energy Corp	3,140
29,581	*	Autodesk, Inc	3,715
83,773		Automatic Data Processing, Inc	9,507
27,718	*,e	Autonation, Inc	1,297
6,761	*	AutoZone, Inc	4,386
35,896		AvalonBay Communities, Inc	5,903
30,166		Avery Dennison Corp	3,205
46,835		Avnet, Inc	1,956
193,135	*	Axalta Coating Systems Ltd	5,831
37,627		Axis Capital Holdings Ltd	2,166
55,476		Baker Hughes a GE Co	1,541
91,664		Ball Corp	3,640
7,702,349		Bank of America Corp	230,994
316,699		Bank of New York Mellon Corp	16,319
70,000		Barnes Group, Inc	4,192
724,356		Baxter International, Inc	47,112
149,936		BB&T Corp	7,803
79,865		Becton Dickinson & Co	17,307
25,720		Bed Bath & Beyond, Inc	540
664,938	*	Berkshire Hathaway, Inc (Class B)	132,642
773,472	*	Berry Plastics Group, Inc	42,394
168,928		Best Buy Co, Inc	11,823
73,739	*	Biogen Idec, Inc	20,191
40,163	*	BioMarin Pharmaceutical, Inc	3,256
37,127		BlackRock, Inc	20,112
165,000		Blackstone Group LP	5,272
235,963		Boeing Co	77,368
12,443	*	Booking Holdings, Inc	25,886
123,307		BorgWarner, Inc	6,194
54,388		Boston Properties, Inc	6,702
557,404	*	Boston Scientific Corp	15,228
12,309	*	Brighthouse Financial, Inc	633
90,000	e	Brinker International, Inc	3,249
920,080		Bristol-Myers Squibb Co	58,195
122,707		Brixmor Property Group, Inc	1,871
242,054		Broadcom Ltd	57,040
36,639		Broadridge Financial Solutions, Inc	4,019
77,778		Brown-Forman Corp (Class B)	4,231
113,189		Bunge Ltd	8,369
650,200		Burford Capital Ltd	12,263
90,813		CA, Inc	3,079
117,551		Cabot Oil & Gas Corp	2,819
97,000	*	CACI International, Inc (Class A)	14,681
85,397	*	Cadence Design Systems, Inc	3,140
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

47,141		Camden Property Trust	$3,968
70,309	e	Campbell Soup Co	3,045
208,348		Capital One Financial Corp	19,964
69,837		Cardinal Health, Inc	4,377
31,075	*	Carmax, Inc	1,925
175,225		Carnival Corp	11,491
110,683		Carnival plc	7,124
50,000		Carter’s, Inc	5,205
532,084		Caterpillar, Inc	78,419
33,174		CBOE Holdings, Inc	3,785
43,885	*	CBRE Group, Inc	2,072
336,883		CBS Corp (Class B)	17,312
38,269		CDK Global, Inc	2,424
339,717		CDW Corp	23,886
30,840		Celanese Corp (Series A)	3,090
179,066	*	Celgene Corp	15,974
144,029	*	Centene Corp	15,392
129,138		Centerpoint Energy, Inc	3,538
263,158		CenturyLink, Inc	4,324
107,393	*	Cerner Corp	6,229
33,491		CF Industries Holdings, Inc	1,264
45,990		CH Robinson Worldwide, Inc	4,310
168,808		Charles Schwab Corp	8,815
51,966	*	Charter Communications, Inc	16,173
40,000		Chemed Corp	10,914
225,403		Chemours Co	10,979
66,699	*	Cheniere Energy, Inc	3,565
1,000,986		Chevron Corp	114,152
22,241	*,e	Chipotle Mexican Grill, Inc (Class A)	7,186
302,439		Chubb Ltd	41,365
76,689		Church & Dwight Co, Inc	3,862
168,600	*	Ciena Corp	4,367
164,485		Cigna Corp	27,591
51,052		Cimarex Energy Co	4,773
47,475		Cincinnati Financial Corp	3,525
23,714		Cintas Corp	4,045
4,737,947		Cisco Systems, Inc	203,211
155,924		CIT Group, Inc	8,030
1,148,475		Citigroup, Inc	77,522
518,437		Citizens Financial Group, Inc	21,764
33,176	*	Citrix Systems, Inc	3,079
35,210		Clorox Co	4,687
77,785		CME Group, Inc	12,581
87,656		CMS Energy Corp	3,970
2,331,331		Coca-Cola Co	101,250
23,734		Cognex Corp	1,234
110,922		Cognizant Technology Solutions Corp (Class A)	8,929
251,001	*	Colfax Corp	8,007
139,101		Colgate-Palmolive Co	9,971
67,923		Colony NorthStar, Inc	382
3,974,724		Comcast Corp (Class A)	135,816
208,273		Comerica, Inc	19,980
34,608	*	CommScope Holding Co, Inc	1,383
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

760,632		ConAgra Foods, Inc	$28,052
548,147	*	Concho Resources, Inc	82,403
173,536		ConocoPhillips	10,289
300,000		Conseco, Inc	6,501
71,980		Consolidated Edison, Inc	5,610
46,582		Constellation Brands, Inc (Class A)	10,617
97,018	*	Continental Resources, Inc	5,719
18,440		Cooper Cos, Inc	4,219
9,776	e	Core Laboratories NV	1,058
172,450		Corning, Inc	4,808
8,858	*	CoStar Group, Inc	3,213
367,973		Costco Wholesale Corp	69,337
183,033		Coty, Inc	3,350
22,500	*,e	Credit Acceptance Corp	7,434
138,221		Crown Castle International Corp	15,150
46,325	*	Crown Holdings, Inc	2,351
265,217		CSX Corp	14,775
14,000		CubeSmart	395
94,168		Cummins, Inc	15,264
188,375		CVS Health Corp	11,719
223,948		Danaher Corp	21,927
106,704		Darden Restaurants, Inc	9,097
44,990	*	DaVita, Inc	2,967
8,000		DCT Industrial Trust, Inc	451
65,000		DDR Corp	476
56,326		Deere & Co	8,749
120,632		Delek US Holdings, Inc	4,910
28,545	*	Dell Technologies, Inc-VMware Inc	2,090
16,866		Delphi Technologies plc	804
146,078		Delta Air Lines, Inc	8,007
110,000		Deluxe Corp	8,141
31,149		Dentsply Sirona, Inc	1,567
75,692		Devon Energy Corp	2,406
20,930	*,e	DexCom, Inc	1,552
128,605	*	Diamondback Energy, Inc	16,271
35,000		DiamondRock Hospitality Co	365
28,116		Dick’s Sporting Goods, Inc	985
43,130		Digital Realty Trust, Inc	4,545
173,178		Discover Financial Services	12,457
49,154	*,e	Discovery Communications, Inc (Class A)	1,053
96,940	*	Discovery Communications, Inc (Class C)	1,892
72,406	*	DISH Network Corp (Class A)	2,743
152,064		Dollar General Corp	14,226
103,005	*	Dollar Tree, Inc	9,775
146,699		Dominion Resources, Inc	9,892
16,107		Domino’s Pizza, Inc	3,762
32,395		Dover Corp	3,182
1,510,472		DowDuPont, Inc	96,232
60,722		DR Horton, Inc	2,662
51,064		Dr Pepper Snapple Group, Inc	6,045
18,777	*	Dropbox, Inc	587
91,329		DTE Energy Co	9,535
122,080		Duke Energy Corp	9,458
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

120,500		Duke Realty Corp	$3,191
733,009		DXC Technology Co	73,689
252,484	*	E*TRADE Financial Corp	13,990
28,267		East West Bancorp, Inc	1,768
33,381		Eastman Chemical Co	3,524
87,993		Eaton Corp	7,032
22,683		Eaton Vance Corp	1,263
1,068,373	*	eBay, Inc	42,991
216,961		Ecolab, Inc	29,739
73,626		Edison International	4,687
7,000		Education Realty Trust, Inc	229
187,068	*	Edwards Lifesciences Corp	26,100
193,419	*	Electronic Arts, Inc	23,450
257,718		Eli Lilly & Co	19,940
85,000		EMCOR Group, Inc	6,624
604,372		Emerson Electric Co	41,279
170,000		Encompass Health Corp	9,719
1,016	e	Entercom Communications Corp (Class A)	10
47,824		Entergy Corp	3,768
17,351	*	Envision Healthcare Corp	667
1,094,215		EOG Resources, Inc	115,188
62,979		EQT Corp	2,992
30,998		Equifax, Inc	3,652
17,021		Equinix, Inc	7,117
17,000		Equity Lifestyle Properties, Inc	1,492
106,216		Equity Residential	6,545
23,682		Essex Property Trust, Inc	5,700
261,935		Estee Lauder Cos (Class A)	39,217
14,272		Everest Re Group Ltd	3,665
78,109		Eversource Energy	4,602
246,020		Exelon Corp	9,597
108,675		Expedia, Inc	11,999
55,939		Expeditors International of Washington, Inc	3,541
223,215	*	Express Scripts Holding Co	15,420
45,457		Extra Space Storage, Inc	3,971
1,663,517	d	Exxon Mobil Corp	124,115
23,719	*	F5 Networks, Inc	3,430
1,239,290	*	Facebook, Inc	198,026
75,422		Fastenal Co	4,117
32,746		Federal Realty Investment Trust	3,802
304,546		FedEx Corp	73,125
70,669		Fidelity National Information Services, Inc	6,805
113,373		Fifth Third Bancorp	3,600
63,356	*	First Data Corp	1,014
33,530		First Republic Bank	3,105
617,828		FirstEnergy Corp	21,012
91,022	*	Fiserv, Inc	6,491
15,239	*	FleetCor Technologies, Inc	3,086
381,455	*	Flextronics International Ltd	6,229
62,980		Flir Systems, Inc	3,150
24,991		Flowserve Corp	1,083
23,058		Fluor Corp	1,319
31,919		FMC Corp	2,444
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

88,500		FNF Group	$3,542
45,416		Foot Locker, Inc	2,068
546,428		Ford Motor Co	6,054
39,043	*	Fortinet, Inc	2,092
183,357		Fortive Corp	14,214
29,698		Fortune Brands Home & Security, Inc	1,749
30,000		Four Corners Property Trust, Inc	693
57,114		Franklin Resources, Inc	1,981
1,824,795	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	32,062
255,846		Gaming and Leisure Properties, Inc	8,563
280,998		Gap, Inc	8,767
33,288		Garmin Ltd	1,962
23,047	*	Gartner, Inc	2,711
194,367		General Dynamics Corp	42,936
1,912,905		General Electric Co	25,786
115,703		General Mills, Inc	5,214
18,159,000	*,†,m	General Motors Co	0
183,095		General Motors Co	6,654
29,845,445	*,†,m	General Motors Co	0
61,921,000	*,†,e,m	General Motors Co	0
13,592,224	*,†,m	General Motors Co	0
26,439,985	*,†,m	General Motors Co	0
19,417,463	*,†,m	General Motors Co	0
69,850,000	*,†,m	General Motors Co	0
530,757	*,†,m	General Motors Co	0
4,461,000	*,†,m	General Motors Co	0
18,106,794	*,†,m	General Motors Co	0	^
34,853		Genuine Parts Co	3,131
157,304		GGP, Inc	3,218
410,941		Gilead Sciences, Inc	30,981
37,941		Global Payments, Inc	4,231
78,000	*	GoDaddy, Inc	4,791
394,439		Goldman Sachs Group, Inc	99,343
47,388		Goodyear Tire & Rubber Co	1,260
45,759	*,e	GrubHub, Inc	4,643
97,792	*	Guidewire Software, Inc	7,905
95,512		H&R Block, Inc	2,427
159,047		Halliburton Co	7,466
122,432	e	Hanesbrands, Inc	2,255
51,541	e	Harley-Davidson, Inc	2,210
29,872		Harris Corp	4,818
87,392		Hartford Financial Services Group, Inc	4,502
33,319		Hasbro, Inc	2,809
214,766		HCA Holdings, Inc	20,832
131,934		HCP, Inc	3,065
28,819	*	HD Supply Holdings, Inc	1,093
35,000		Healthcare Trust of America, Inc	926
22,945	e	Helmerich & Payne, Inc	1,527
48,224	*	Henry Schein, Inc	3,241
180,000		Herman Miller, Inc	5,751
40,969		Hershey Co	4,054
41,396		Hess Corp	2,095
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

223,716		Hewlett Packard Enterprise Co	$3,924
111,243		Hilltop Holdings, Inc	2,610
135,000	*	Hilton Grand Vacations, Inc	5,808
26,119		Hilton Worldwide Holdings, Inc	2,057
51,617		HollyFrontier Corp	2,522
101,165	*	Hologic, Inc	3,780
599,976		Home Depot, Inc	106,940
514,745		Honeywell International, Inc	74,386
115,148	e	Hormel Foods Corp	3,952
197,564		Host Marriott Corp	3,683
242,687		HP, Inc	5,320
35,000		Hudson Pacific Properties	1,139
92,730		Humana, Inc	24,929
1,612,090		Huntington Bancshares, Inc	24,343
73,998		Huntington Ingalls	19,074
41,138	*	IAC/InterActiveCorp	6,433
20,837		IDEX Corp	2,969
25,156	*	Idexx Laboratories, Inc	4,815
52,908	*	IHS Markit Ltd	2,552
55,527		Illinois Tool Works, Inc	8,699
77,452	*	Illumina, Inc	18,311
103,025	*	Imax Corp	1,978
39,555	*	Incyte Corp	3,296
266,298		Ingersoll-Rand plc	22,771
69,772		Ingredion, Inc	8,995
45,000	*,e	Inphi Corp	1,355
2,899,296		Intel Corp	150,995
141,223		IntercontinentalExchange Group, Inc	10,241
42,000		InterDigital, Inc	3,091
149,729		International Business Machines Corp	22,973
22,812		International Flavors & Fragrances, Inc	3,123
91,133		International Paper Co	4,869
257,555		Interpublic Group of Cos, Inc	5,931
74,244		Intuit, Inc	12,870
37,210	*	Intuitive Surgical, Inc	15,361
61,754		Invesco Ltd	1,977
102,320		Invitation Homes, Inc	2,336
5,156	*	IPG Photonics Corp	1,203
36,810	*	IQVIA Holdings, Inc	3,611
64,051		Iron Mountain, Inc	2,105
7,456	e	Iron Mountain, Inc (CDI)	246
30,000	e	iShares Dow Jones US Real Estate Index Fund	2,264
385,681		iShares MSCI Canada Index Fund	10,629
1,184,002		iShares MSCI EAFE Index Fund	82,501
213,000		ITT, Inc	10,433
128,559		J.B. Hunt Transport Services, Inc	15,061
37,674		J.M. Smucker Co	4,672
27,750		Jack Henry & Associates, Inc	3,356
21,499		Jacobs Engineering Group, Inc	1,272
77,073	*	Jazz Pharmaceuticals plc	11,637
7,000		JBG SMITH Properties	236
1,168,029		Johnson & Johnson	149,683
124,893		Johnson Controls International plc	4,401
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

6,713		Jones Lang LaSalle, Inc	$1,172
2,313,975		JPMorgan Chase & Co	254,468
101,576		Juniper Networks, Inc	2,471
31,152		Kansas City Southern Industries, Inc	3,422
56,354		KAR Auction Services, Inc	3,054
70,588		Kellogg Co	4,589
52,000		Kennametal, Inc	2,088
217,774		Keycorp	4,257
17,000		Kilroy Realty Corp	1,206
95,026		Kimberly-Clark Corp	10,465
134,625		Kimco Realty Corp	1,939
453,849		Kinder Morgan, Inc	6,835
112,838		Kla-Tencor Corp	12,300
18,580		Knight-Swift Transportation Holdings, Inc	855
110,267		Kohl’s Corp	7,224
130,000		Korn/Ferry International	6,707
535,347		Kraft Heinz Co	33,347
309,600		Kroger Co	7,412
63,537		L Brands, Inc	2,428
10,493		L3 Technologies, Inc	2,183
85,941	*	Laboratory Corp of America Holdings	13,901
119,352		Lam Research Corp	24,248
443,500		Las Vegas Sands Corp	31,888
116,500		Lazard Ltd (Class A)	6,123
93,511		Lear Corp	17,401
46,298		Leggett & Platt, Inc	2,054
136,564		Leidos Holdings, Inc	8,931
257		Lennar Corp (B Shares)	12
51,389		Lennar Corp (Class A)	3,029
13,923		Lennox International, Inc	2,845
90,085		Leucadia National Corp	2,048
144	*	Liberty Braves Group (Class A)	3
30,233	*	Liberty Broadband Corp (Class C)	2,591
394,388	*	Liberty Interactive Corp	9,927
27,627	*	Liberty Media Group (Class C)	852
49,455		Liberty Property Trust	1,965
13,546	*	Liberty SiriusXM Group (Class A)	557
24,416	*	Liberty SiriusXM Group (Class C)	997
239,686		Lincoln National Corp	17,511
19,791	*	Live Nation, Inc	834
73,064	*	LKQ Corp	2,773
41,491		Lockheed Martin Corp	14,021
74,020		Loews Corp	3,681
143,432		Lowe’s Companies, Inc	12,586
36,755	*	Lululemon Athletica, Inc	3,276
64,512		LyondellBasell Industries AF S.C.A	6,818
50,299		M&T Bank Corp	9,273
52,193		Macerich Co	2,924
24,566		Macquarie Infrastructure Co LLC	907
90,898		Macy’s, Inc	2,703
31,826	*,e	Mallinckrodt plc	461
106,169		Manpower, Inc	12,220
115,136		Marathon Oil Corp	1,857
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

136,410		Marathon Petroleum Corp	$9,973
3,792	*	Markel Corp	4,438
62,790		Marriott International, Inc (Class A)	8,538
179,699		Marsh & McLennan Cos, Inc	14,841
14,861		Martin Marietta Materials, Inc	3,081
138,113		Masco Corp	5,585
125,000	*	Mastec, Inc	5,881
410,110		MasterCard, Inc (Class A)	71,835
206,916	*	Matador Resources Co	6,189
273,243	e	Mattel, Inc	3,593
65,988		Maxim Integrated Products, Inc	3,974
37,608		McCormick & Co, Inc	4,001
549,094		McDonald’s Corp	85,867
51,620		McKesson Corp	7,272
32,190	*	MEDNAX, Inc	1,791
290,741		Medtronic plc	23,323
61,925		Merrimack Pharmaceuticals, Inc	498
493,032		Metlife, Inc	22,625
6,190	*	Mettler-Toledo International, Inc	3,559
520,570		MGM Growth Properties LLC	13,816
226,974		MGM Resorts International	7,949
64,339	*	Michael Kors Holdings Ltd	3,994
200,000	*	Michaels Cos, Inc	3,942
37,242	e	Microchip Technology, Inc	3,402
328,578	*	Micron Technology, Inc	17,132
3,764,821		Microsoft Corp	343,615
38,843		Mid-America Apartment Communities, Inc	3,544
11,942	*	Middleby Corp	1,478
61,096	*	Mohawk Industries, Inc	14,188
155,503		Molson Coors Brewing Co (Class B)	11,714
587,679		Mondelez International, Inc	24,524
79,498		Monsanto Co	9,277
443,487	*	Monster Beverage Corp	25,372
32,942		Moody’s Corp	5,314
883,397		Morgan Stanley	47,668
54,876		Mosaic Co	1,332
42,245		Motorola, Inc	4,448
24,177		MSCI, Inc (Class A)	3,614
1,838		Murphy Oil Corp	47
228,878	*	Mylan NV	9,423
40,901		NASDAQ OMX Group, Inc	3,526
60,586		National Oilwell Varco, Inc	2,230
68,055		National Retail Properties, Inc	2,672
8,030		Navient Corp	105
191,262		NetApp, Inc	11,799
114,183	*	NetFlix, Inc	33,724
181,383		New York Community Bancorp, Inc	2,363
101,357		Newell Rubbermaid, Inc	2,583
46,624	*	Newfield Exploration Co	1,139
421,724		Newmont Mining Corp	16,477
74,676		News Corp	1,180
112,905		NextEra Energy, Inc	18,441
95,478		Nielsen NV	3,035
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

1,065,543		Nike, Inc (Class B)	$70,795
126,523		NiSource, Inc	3,025
109,368		Noble Energy, Inc	3,314
25,792		Nordstrom, Inc	1,249
53,675		Norfolk Southern Corp	7,288
43,914		Northern Trust Corp	4,529
137,122		Northrop Grumman Corp	47,872
37,754	*	Norwegian Cruise Line Holdings Ltd	2,000
44,606	*	Nuance Communications, Inc	703
110,328		Nucor Corp	6,740
157,216		NVIDIA Corp	36,410
6,396	*	NVR, Inc	17,909
279,368		Occidental Petroleum Corp	18,148
70,846		OGE Energy Corp	2,322
8,442		Old Dominion Freight Line	1,241
573,989		Olin Corp	17,444
57,315		Omnicom Group, Inc	4,165
67,251		Oneok, Inc	3,828
2,078,390		Oracle Corp	95,086
20,639	*	O’Reilly Automotive, Inc	5,106
173,769		Owens Corning, Inc	13,971
70,616		PACCAR, Inc	4,673
28,775		Packaging Corp of America	3,243
23,314	*	Palo Alto Networks, Inc	4,232
422,187		Parker-Hannifin Corp	72,207
761,794	*	Parsley Energy, Inc	22,084
26,946		Patterson Cos, Inc	599
43,475		Paychex, Inc	2,678
1,142,765	*	PayPal Holdings, Inc	86,702
219,000	*	Penn National Gaming, Inc	5,751
110,788		People’s United Financial, Inc	2,067
466,296		PepsiCo, Inc	50,896
53,975		Perrigo Co plc	4,498
2,744,334		Pfizer, Inc	97,396
490,090		PG&E Corp	21,530
987,533		Philip Morris International, Inc	98,161
128,550		Phillips 66	12,331
400,000		Pilgrim’s Pride Corp	9,844
612,597		Pinnacle Foods, Inc	33,141
82,545		Pinnacle West Capital Corp	6,587
73,934		Pioneer Natural Resources Co	12,700
377,000		Plains All American Pipeline LP	8,305
106,011		Plains GP Holdings LP	2,306
140,861		PNC Financial Services Group, Inc	21,304
17,948	e	Polaris Industries, Inc	2,055
116,194		PPG Industries, Inc	12,967
156,573		PPL Corp	4,429
94,233		Praxair, Inc	13,598
47,007		Principal Financial Group	2,863
555,137		Procter & Gamble Co	44,011
365,919		Progressive Corp	22,295
156,095		Prologis, Inc	9,832
20,000	*	Proofpoint, Inc	2,273
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

314,549		Prudential Financial, Inc	$32,572
111,273		Public Service Enterprise Group, Inc	5,590
37,240		Public Storage, Inc	7,463
323,109		Pulte Homes, Inc	9,528
22,812		PVH Corp	3,454
17,318	*	QIAGEN NV	560
23,407	*	Qorvo, Inc	1,649
18,000		QTS Realty Trust, Inc	652
371,067		QUALCOMM, INC	20,561
54,701		Quest Diagnostics, Inc	5,487
18,047		Ralph Lauren Corp	2,018
117,463	e	Range Resources Corp	1,708
23,726		Raymond James Financial, Inc	2,121
273,329		Raytheon Co	58,990
83,572		Realty Income Corp	4,323
37,953	*	Red Hat, Inc	5,674
79,019		Regency Centers Corp	4,661
15,148	*	Regeneron Pharmaceuticals, Inc	5,216
186,242		Regions Financial Corp	3,460
79,842		Reinsurance Group of America, Inc (Class A)	12,296
60,460		Republic Services, Inc	4,004
41,357		Resmed, Inc	4,072
25,000		Retail Opportunities Investment Corp	442
70,000	*	Retrophin, Inc	1,565
85,000		Rexford Industrial Realty, Inc	2,447
24,489		Robert Half International, Inc	1,418
71,167		Rockwell Automation, Inc	12,397
36,087		Rockwell Collins, Inc	4,866
47,805		Rollins, Inc	2,439
87,108		Roper Industries, Inc	24,450
86,532		Ross Stores, Inc	6,748
83	*,m	Rovi Guides, Inc	0	^
28,858		Royal Caribbean Cruises Ltd	3,398
299,697	*	RSP Permian, Inc	14,050
34,814		S&P Global, Inc	6,652
87,574		Sabre Corp	1,878
654,420	*	salesforce.com, Inc	76,109
657,600		Samsonite International	3,008
200,000	*	Sanmina Corp	5,230
16,638	*	SBA Communications Corp	2,844
61,710		SCANA Corp	2,317
689,110	*	Schering-Plough Corp	37,536
962,915		Schlumberger Ltd	62,378
46,078		Seagate Technology, Inc	2,696
65,346		Sealed Air Corp	2,796
39,403	*	Seattle Genetics, Inc	2,062
36,966		SEI Investments Co	2,769
88,315		Sempra Energy	9,822
26,829	*	Sensata Technologies Holding plc	1,391
146,100	*	ServiceMaster Global Holdings, Inc	7,429
116,376	*	ServiceNow, Inc	19,254
16,460		Sherwin-Williams Co	6,454
10,952	*	Signature Bank	1,555
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

21,310		Signet Jewelers Ltd	$821
77,007		Simon Property Group, Inc	11,886
478,830	e	Sirius XM Holdings, Inc	2,988
26,706		Skyworks Solutions, Inc	2,678
36,613		SL Green Realty Corp	3,545
13,870		Snap-On, Inc	2,046
202,215		Southern Co	9,031
180,443		Southwest Airlines Co	10,336
11,951	e	Spectrum Brands, Inc	1,239
144,568		Spirit Aerosystems Holdings, Inc (Class A)	12,100
100,000		Spirit Realty Capital, Inc	776
25,156	*	Splunk, Inc	2,475
216,228	*,e	Sprint Corp	1,055
36,600	*	Square, Inc	1,801
40,719		SS&C Technologies Holdings, Inc	2,184
31,623		Stanley Works	4,845
330,253		Starbucks Corp	19,118
345,170		State Street Corp	34,424
132,616		Steel Dynamics, Inc	5,864
31,460	*	Stericycle, Inc	1,841
104,233		Stryker Corp	16,773
14,000		Sun Communities, Inc	1,279
45,000		Sunstone Hotel Investors, Inc	685
1,131,252		SunTrust Banks, Inc	76,970
7,464	*	SVB Financial Group	1,791
148,384		Symantec Corp	3,836
411,574		Synchrony Financial	13,800
38,606	*	Synopsys, Inc	3,214
110,127		Sysco Corp	6,603
50,688		T Rowe Price Group, Inc	5,473
94,510	*	Take-Two Interactive Software, Inc	9,241
78,657		Tapestry, Inc	4,138
30,073		Targa Resources Investments, Inc	1,323
387,577		Target Corp	26,909
251,296		TCF Financial Corp	5,732
47,779		TD Ameritrade Holding Corp	2,830
663,397		TE Connectivity Ltd	66,273
13,460		Teleflex, Inc	3,432
632,140		Terex Corp	23,648
14,000		Terreno Realty Corp	483
127,417	*,e	TESARO, Inc	7,281
19,529	*,e	Tesla, Inc	5,197
90,000		Tetra Tech, Inc	4,406
171,616		Texas Instruments, Inc	17,829
706,886		Textron, Inc	41,685
98,059		Thermo Fisher Scientific, Inc	20,245
60,000		Thor Industries, Inc	6,910
58,401		Tiffany & Co	5,703
308,732		Time Warner, Inc	29,200
393,435		TJX Companies, Inc	32,089
180,798	*	T-Mobile US, Inc	11,036
157,418		Toll Brothers, Inc	6,808
75,000	*	TopBuild Corp	5,739
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

33,942		Torchmark Corp	$2,857
48,401		Total System Services, Inc	4,175
41,309		Tractor Supply Co	2,603
12,670		TransDigm Group, Inc	3,889
23,830	*	TransUnion	1,353
56,789		Travelers Cos, Inc	7,886
44,864	*	Trimble Navigation Ltd	1,610
51,962	*,e	TripAdvisor, Inc	2,125
517,506		Tronox Ltd	9,543
219,636		Twenty-First Century Fox, Inc	8,058
120,563		Twenty-First Century Fox, Inc (Class B)	4,385
420,193	*	Twitter, Inc	12,190
70,064		Tyson Foods, Inc (Class A)	5,128
82,888		UDR, Inc	2,952
66,868		UGI Corp	2,970
18,556	*	Ulta Beauty, Inc	3,790
29,905	*,e	Under Armour, Inc	429
48,767	*,e	Under Armour, Inc (Class A)	797
789,710		Union Pacific Corp	106,161
65,576	*	United Continental Holdings, Inc	4,556
123,881		United Parcel Service, Inc (Class B)	12,965
213,562	*	United Rentals, Inc	36,889
134,087		United Technologies Corp	16,871
50,456	*	United Therapeutics Corp	5,669
683,019		UnitedHealth Group, Inc	146,166
30,260		Universal Health Services, Inc (Class B)	3,583
36,359		UnumProvident Corp	1,731
294,136		US Bancorp	14,854
13,954		Vail Resorts, Inc	3,094
79,936	*	Valeant Pharmaceuticals International, Inc	1,273
140,423		Valero Energy Corp	13,027
681,032		Valvoline, Inc	15,071
50,000		Vanguard FTSE Developed Markets ETF	2,213
30,788	*	Varian Medical Systems, Inc	3,776
35,310	*	Veeva Systems, Inc	2,578
88,426		Ventas, Inc	4,380
284,689		VEREIT, Inc	1,981
78,098	*,e	VeriSign, Inc	9,259
45,237	*	Verisk Analytics, Inc	4,705
1,011,705		Verizon Communications, Inc	48,380
67,730	*	Vertex Pharmaceuticals, Inc	11,039
70,071		VF Corp	5,194
201,279		Viacom, Inc (Class B)	6,252
659,815		Visa, Inc (Class A)	78,927
75,000	*	Visteon Corp	8,268
34,961		Vistra Energy Corp	728
26,832	*,e	VMware, Inc (Class A)	3,254
47,023		Vornado Realty Trust	3,165
144,071		Voya Financial, Inc	7,276
32,290		Vulcan Materials Co	3,687
38,877		W.R. Berkley Corp	2,826
50,824		W.W. Grainger, Inc	14,346
14,377	*	WABCO Holdings, Inc	1,925
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

28,431	e	Wabtec Corp	$2,314
202,783		Walgreens Boots Alliance, Inc	13,276
586,098		Wal-Mart Stores, Inc	52,145
440,440		Walt Disney Co	44,238
36,166		Waste Connections, Inc	2,595
215,517		Waste Management, Inc	18,129
18,866	*	Waters Corp	3,748
34,230	*,e	Weatherford International Ltd	78
79,894		WEC Energy Group, Inc	5,009
1,079,155		Wells Fargo & Co	56,559
99,354	*	Welltower, Inc	5,408
63,007		Westar Energy, Inc	3,314
149,109		Western Digital Corp	13,758
140,155		Western Union Co	2,695
158,233		Westlake Chemical Corp	17,588
117,582		WestRock Co	7,545
134,745		Weyerhaeuser Co	4,716
12,485		Whirlpool Corp	1,912
328,629		Williams Cos, Inc	8,170
17,470		Willis Towers Watson plc	2,659
20,758	*	Workday, Inc	2,639
68,492	*	Worldpay, Inc	5,633
583,199	*	WPX Energy, Inc	8,620
431,772		WR Grace and Co	26,437
75,799		Wyndham Worldwide Corp	8,674
302,681		Wynn Resorts Ltd	55,197
381,253		Xcel Energy, Inc	17,339
133,322		Xerox Corp	3,837
120,832		Xilinx, Inc	8,729
50,167		Xylem, Inc	3,859
358,356		Yum! Brands, Inc	30,507
75,996	*	Zayo Group Holdings, Inc	2,596
19,034	*	Zillow Group, Inc (Class C)	1,024
337,126		Zimmer Biomet Holdings, Inc	36,760
568,715		Zions Bancorporation	29,988
370,426		Zoetis, Inc	30,934
		TOTAL UNITED STATES	12,119,933

URUGUAY - 0.2%
3,706,550	*	Arcos Dorados Holdings, Inc	33,915
		TOTAL URUGUAY	33,915

ZAMBIA - 0.0%
160,610		First Quantum Minerals Ltd	2,258
		TOTAL ZAMBIA	2,258

		TOTAL COMMON STOCKS	20,121,555
		(Cost $16,645,301)
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 0.5%

$100,000,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$100,000
		TOTAL GOVERNMENT AGENCY DEBT			100,000

TREASURY DEBT - 1.0%
97,300,000		United States Treasury Bill	1.503-1.612	04/05/18	97,287
52,830,000		United States Treasury Bill	1.611	04/12/18	52,806
14,245,000		United States Treasury Bill	1.516	04/19/18	14,234
920,000		United States Treasury Bill	1.582	04/26/18	919
22,920,000		United States Treasury Bill	1.432	05/03/18	22,888
22,400,000		United States Treasury Bill	1.644	05/24/18	22,347
		TOTAL TREASURY DEBT			210,481

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

GOVERNMENT AGENCY DEBT - 0.1%
25,000,000		Federal National Mortgage Association (FNMA)	0.010	04/02/2018	24,999
		TOTAL GOVERNMENT AGENCY DEBT			24,999

REPURCHASE AGREEMENT - 1.1%
22,000,000	r	Barclays	1.770	04/02/2018	22,000
18,000,000	s	Citigroup	1.780	04/02/2018	18,000
5,860,000	t	HSBC	1.780	04/02/2018	5,860
41,000,000	u	JP Morgan	1.790	04/02/2018	41,000
31,000,000	v	Nomura	1.820	04/02/2018	31,000
33,000,000	w	Royal Bank of Scotland	1.780	04/02/2018	33,000
75,000,000	x	Royal Bank of Scotland	1.750	04/05/2018	75,000
		TOTAL REPURCHASE AGREEMENT			225,860

VARIABLE RATE SECURITIES - 0.1%
6,768,672	i	SLM Student Loan Trust	1.785	01/25/2019	6,758
		TOTAL VARIABLE RATE SECURITIES			6,758

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			257,617

		TOTAL SHORT-TERM INVESTMENTS			568,098
		(Cost $568,101)
		TOTAL INVESTMENTS - 101.0%			20,689,653
		(Cost $17,213,402)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(200,009)
		NET ASSETS - 100.0%			$20,489,644

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $286,683,000.
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

g	Security is exempt from registration under rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities was $181,521,000 or 0.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
r	Agreement with Barclays, 1.77% dated 3/29/18 to be repurchased at $22,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $22,440,000.
s	Agreement with Citigroup, 1.78% dated 3/29/18 to be repurchased at $18,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $18,360,000.
t	Agreement with HSBC, 1.78% dated 3/29/18 to be repurchased at $5,860,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $5,979,000.
u	Agreement with JP Morgan, 1.79% dated 3/29/18 to be repurchased at $41,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $41,820,000.
v	Agreement with Nomura, 1.82% dated 3/29/18 to be repurchased at $31,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $31,620,000.
w	Agreement with Royal Bank of Scotland, 1.78% dated 3/29/18 to be repurchased at $33,000,000 on 4/02/18, collateralized by U.S. Government Agency Securities valued at $33,661,000.
x	Agreement with Royal Bank of Scotland, 1.75% dated 3/29/18 to be repurchased at $75,000,000 on 4/05/18, collateralized by U.S. Government Agency Securities valued at $76,503,000.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	359	6/15/18	$35,908	$35,911	$3
S&P 500 E Mini Index	1,422	6/15/18	192,473	187,917	(4,556)
Total	1,781		$228,381	$223,828	$(4,553)
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
March 31, 2018

SECTOR	VALUE (000)	% OF ASSETS
INFORMATION TECHNOLOGY	$3,841,038	18.6%
FINANCIALS	3,712,138	18.1
CONSUMER DISCRETIONARY	2,841,726	13.9
INDUSTRIALS	2,351,677	11.5
HEALTH CARE	2,294,776	11.2
CONSUMER STAPLES	1,425,029	7.0
ENERGY	1,270,592	6.2
MATERIALS	1,231,077	6.0
REAL ESTATE	404,651	2.0
TELECOMMUNICATION SERVICES	378,756	1.9
UTILITIES	370,095	1.8
SHORT-TERM INVESTMENTS	568,098	2.8
OTHER ASSETS & LIABILITES, NET	(200,009)	(1.0)
NET ASSETS	$20,489,644	100.0%
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.0%
397,714		BorgWarner, Inc	$19,977
800,361		Delphi Automotive plc	68,007
6,230		Delphi Technologies plc	297
1,570,251		Gentex Corp	36,147
8,164	e	Harley-Davidson, Inc	350
209,210		Lear Corp	38,932
128,205	*,e	Tesla, Inc	34,119
243,001		Thor Industries, Inc	27,986
148,680	*	Visteon Corp	16,391
		TOTAL AUTOMOBILES & COMPONENTS	242,206

BANKS - 0.8%
4,632,134		Bank of America Corp	138,918
3,242		Bank of the Ozarks, Inc	156
759,700		Citizens Financial Group, Inc	31,892
199		East West Bancorp, Inc	12
9,426		First Republic Bank	873
1,371		Pinnacle Financial Partners, Inc	88
2,263	*	Signature Bank	321
62,293	*	SVB Financial Group	14,951
547,654		Wells Fargo & Co	28,703
3,899	*	Western Alliance Bancorp	227
		TOTAL BANKS	216,141

CAPITAL GOODS - 7.9%
936,078		3M Co	205,488
9,968		A.O. Smith Corp	634
1,870		Acuity Brands, Inc	260
434,748		Airbus	50,325
889		Air Lease Corp	38
6,779		Allegion plc	578
816,713		Allison Transmission Holdings, Inc	31,901
177,667		Ametek, Inc	13,497
3,071	*	Armstrong World Industries, Inc	173
1,141,800		Boeing Co	374,373
6,894		BWX Technologies, Inc	438
1,368,147		Caterpillar, Inc	201,638
1,568,828		CNH Industrial NV (NYSE)	19,454
237,692		Cummins, Inc	38,528
22,394		Deere & Co	3,478
8,130		Donaldson Co, Inc	366
168,045		Dover Corp	16,505
239,955		Emerson Electric Co	16,389
8,294		Equifax, Inc	977
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

20,024		Fastenal Co	$1,093
937,968		Fortive Corp	72,711
10,361		Fortune Brands Home & Security, Inc	610
4,022	*	Gardner Denver Holdings, Inc	123
2,635	*	Gates Industrial Corp plc	46
11,265		General Dynamics Corp	2,488
107,315		General Electric Co	1,447
11,590		Graco, Inc	530
2,151		Harris Corp	347
369,045	*	HD Supply Holdings, Inc	14,002
2,241		HEICO Corp	195
4,065		HEICO Corp (Class A)	288
4,258		Hexcel Corp	275
1,301,573		Honeywell International, Inc	188,090
138,472		Hubbell, Inc	16,863
125,687		Huntington Ingalls	32,397
4,889		IDEX Corp	697
21,022		Illinois Tool Works, Inc	3,293
390,274		Ingersoll-Rand plc	33,372
2,472		Lennox International, Inc	505
4,124		Lincoln Electric Holdings, Inc	371
160,532		Lockheed Martin Corp	54,249
812,586		Masco Corp	32,861
3,704	*	Middleby Corp	459
1,349		MSC Industrial Direct Co (Class A)	124
3,943		Nordson Corp	538
282,490		Northrop Grumman Corp	98,623
351,100		Owens Corning, Inc	28,228
646,263		Parker-Hannifin Corp	110,530
1,781	*	Quanta Services, Inc	61
89,411		Raytheon Co	19,297
224,692		Rockwell Automation, Inc	39,141
11,186		Rockwell Collins, Inc	1,508
524,934		Roper Industries, Inc	147,344
280,466	*	Sensata Technologies Holding plc	14,537
750		Snap-On, Inc	111
276,700		Spirit Aerosystems Holdings, Inc (Class A)	23,160
1,088		Stanley Works	167
670,200		Textron, Inc	39,522
7,705		Toro Co	481
3,361		TransDigm Group, Inc	1,032
409,975	*	United Rentals, Inc	70,815
7,455	*	Univar, Inc	207
30,301		W.W. Grainger, Inc	8,553
3,557	*	WABCO Holdings, Inc	476
1,443	e	Wabtec Corp	117
2,033		Watsco, Inc	368
7,996	*	Welbilt, Inc	156
6,543		Xylem, Inc	503
		TOTAL CAPITAL GOODS	2,037,951

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
5,057		ADT, Inc	40
497,877	*	Cimpress NV	77,022
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

6,008		Cintas Corp	$1,025
1,921	*	Clean Harbors, Inc	94
322,158	*	Copart, Inc	16,407
2,455	*	CoStar Group, Inc	890
743		Dun & Bradstreet Corp	87
647,228		Experian Group Ltd	13,997
15,779	*	IHS Markit Ltd	761
307,790		KAR Auction Services, Inc	16,682
232,000		Manpower, Inc	26,703
9,036		Robert Half International, Inc	523
6,396		Rollins, Inc	326
203,091	*	TransUnion	11,532
10,506	*	Verisk Analytics, Inc	1,093
323,625		Waste Connections, Inc	23,217
363,753		Waste Management, Inc	30,599
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	220,998

CONSUMER DURABLES & APPAREL - 1.9%
4,575		Brunswick Corp	272
30,695		Carter’s, Inc	3,195
279,300	*	Deckers Outdoor Corp	25,145
485,788		DR Horton, Inc	21,297
24,000	e	Hanesbrands, Inc	442
6,318		Hasbro, Inc	533
7,742		Leggett & Platt, Inc	343
614,065	*	Lululemon Athletica, Inc	54,725
1,756	e	Mattel, Inc	23
305,835	*	Michael Kors Holdings Ltd	18,986
54,643	*	Mohawk Industries, Inc	12,689
203,111		Nike, Inc (Class B)	13,495
24,825	*	NVR, Inc	69,510
211,441	e	Polaris Industries, Inc	24,214
2,619		Pool Corp	383
4,978,600		Prada S.p.A	23,421
1,246,433		Pulte Homes, Inc	36,757
4,448	*	Skechers U.S.A., Inc (Class A)	173
936,701		Sony Corp	46,086
1,834,018		Tapestry, Inc	96,488
369,223	*,e	Tempur Sealy International, Inc	16,722
669,129		Toll Brothers, Inc	28,940
3,155		Tupperware Corp	153
7,703	*,e	Under Armour, Inc	111
8,444	*,e	Under Armour, Inc (Class A)	138
16,717		VF Corp	1,239
459		Whirlpool Corp	70
		TOTAL CONSUMER DURABLES & APPAREL	495,550

CONSUMER SERVICES - 3.2%
1,023,455		ARAMARK Holdings Corp	40,488
3,640	*	Bright Horizons Family Solutions	363
1,651	*	Chipotle Mexican Grill, Inc (Class A)	533
2,259		Choice Hotels International, Inc	181
8,542		Darden Restaurants, Inc	728
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

3,032		Domino’s Pizza, Inc	$708
6,161	e	Dunkin Brands Group, Inc	368
336,559		Extended Stay America, Inc	6,654
2,114		H&R Block, Inc	54
278,347	*	Hilton Grand Vacations, Inc	11,975
13,071		Hilton Worldwide Holdings, Inc	1,029
1,304,413		ILG, Inc	40,580
1,032,247		Las Vegas Sands Corp	74,219
1,481,050		Marriott International, Inc (Class A)	201,393
364,801		McDonald’s Corp	57,048
3,553		MGM Resorts International	124
191,530		Service Corp International	7,228
9,189	*	ServiceMaster Global Holdings, Inc	467
4,687		Six Flags Entertainment Corp	292
3,819,834		Starbucks Corp	221,130
2,781		Vail Resorts, Inc	617
14,918		Wendy’s	262
270,521		Wyndham Worldwide Corp	30,956
566,917		Wynn Resorts Ltd	103,383
487,475		Yum China Holdings, Inc	20,230
23,269		Yum! Brands, Inc	1,981
		TOTAL CONSUMER SERVICES	822,991

DIVERSIFIED FINANCIALS - 3.4%
361,768		Ameriprise Financial, Inc	53,520
3,955		BGC Partners, Inc (Class A)	53
193,547		Capital One Financial Corp	18,546
8,046		CBOE Holdings, Inc	918
777,550		Charles Schwab Corp	40,604
131,291	*,e	Credit Acceptance Corp	43,380
337,700		Discover Financial Services	24,291
410,900	*	E*TRADE Financial Corp	22,768
8,018		Eaton Vance Corp	446
2,642		Factset Research Systems, Inc	527
1,579		Federated Investors, Inc (Class B)	53
399,178		Goldman Sachs Group, Inc	100,537
393,232		IntercontinentalExchange Group, Inc	28,517
4,491		Invesco Ltd	144
1,309,500	e	iShares Russell 1000 Growth Index Fund	178,210
707,339		Lazard Ltd (Class A)	37,178
270,528		Legg Mason, Inc	10,997
360,668		Leucadia National Corp	8,198
234,649		LPL Financial Holdings, Inc	14,330
2,469		MarketAxess Holdings, Inc	537
11,453		Moody’s Corp	1,847
1,230		Morningstar, Inc	117
6,150		MSCI, Inc (Class A)	919
2,528		Raymond James Financial, Inc	226
515,777		S&P Global, Inc	98,544
157,567		SEI Investments Co	11,803
406,346		State Street Corp	40,525
1,909,595		Synchrony Financial	64,029
208,064		T Rowe Price Group, Inc	22,465
687,965		TD Ameritrade Holding Corp	40,748
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

755		Voya Financial, Inc	$38
		TOTAL DIVERSIFIED FINANCIALS	865,015

ENERGY - 1.1%
7,288	*	Antero Resources Corp	145
360		Apache Corp	14
21,294		Cabot Oil & Gas Corp	511
9,395	*	Cheniere Energy, Inc	502
9,353	*,e	Chesapeake Energy Corp	28
6,082		Cimarex Energy Co	569
676,320	*	Concho Resources, Inc	101,671
2,939	*	Continental Resources, Inc	173
2,255		Devon Energy Corp	72
1,627	*	Diamondback Energy, Inc	206
1,085,499		EOG Resources, Inc	114,270
1,719		EQT Corp	82
2,357	*	Gulfport Energy Corp	23
41,412		Halliburton Co	1,944
6,882	*	Laredo Petroleum Holdings, Inc	60
391,379	*	Newfield Exploration Co	9,557
27,420		Oneok, Inc	1,561
1,404,917	*	Parsley Energy, Inc	40,728
1,340	e	RPC, Inc	24
4,168	*	RSP Permian, Inc	195
9,960		Williams Cos, Inc	248
		TOTAL ENERGY	272,583

FOOD & STAPLES RETAILING - 0.9%
33,049		Kroger Co	791
17,320	*,e	Rite Aid Corp	29
7,610	*	Sprouts Farmers Market, Inc	178
599,646		Sysco Corp	35,955
509,484		Walgreens Boots Alliance, Inc	33,356
1,808,865		Wal-Mart Stores, Inc	160,935
		TOTAL FOOD & STAPLES RETAILING	231,244

FOOD, BEVERAGE & TOBACCO - 2.2%
406,268		Altria Group, Inc	25,319
5,775	*	Blue Buffalo Pet Products, Inc	230
248,944		British American Tobacco plc (ADR)	14,362
3,643		Brown-Forman Corp	194
15,112		Brown-Forman Corp (Class B)	822
277,024	e	Campbell Soup Co	11,998
639,571		Coca-Cola Co	27,776
127,772		Constellation Brands, Inc (Class A)	29,122
827,256		Costco Wholesale Corp	155,880
3,186,353		Davide Campari-Milano S.p.A	24,123
12,362		Dr Pepper Snapple Group, Inc	1,463
198,535		General Mills, Inc	8,946
60,909		Hershey Co	6,027
243,800		Ingredion, Inc	31,431
95,286		Kellogg Co	6,194
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

373,400		Kraft Heinz Co	$23,259
1,743		Lamb Weston Holdings, Inc	101
8,344		McCormick & Co, Inc	888
2,442,353	*	Monster Beverage Corp	139,727
498,843		PepsiCo, Inc	54,449
76,395		Philip Morris International, Inc	7,594
59,969		Pilgrim’s Pride Corp	1,476
417	*	TreeHouse Foods, Inc	16
		TOTAL FOOD, BEVERAGE & TOBACCO	571,397

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
283,183		Abbott Laboratories	16,968
2,823	*	Abiomed, Inc	822
266,766		Aetna Inc	45,084
16,000	*	Align Technology, Inc	4,018
297,788		AmerisourceBergen Corp	25,672
190,500		Anthem, Inc	41,853
2,736	*	athenahealth, Inc	391
642,718		Baxter International, Inc	41,802
18,252		Becton Dickinson & Co	3,955
1,029,826	*	Boston Scientific Corp	28,135
402,844	*	Centene Corp	43,052
1,491,303	*	Cerner Corp	86,496
951,796		Cigna Corp	159,654
2,608		Cooper Cos, Inc	597
5,838	*,e	DexCom, Inc	433
691,871	*	Edwards Lifesciences Corp	96,530
362,800		Encompass Health Corp	20,741
685,872	*	Express Scripts Holding Co	47,380
331,571		HCA Holdings, Inc	32,162
10,899	*	Henry Schein, Inc	733
3,994		Hill-Rom Holdings, Inc	348
10,822	*	Hologic, Inc	404
223,870		Humana, Inc	60,183
5,972	*	Idexx Laboratories, Inc	1,143
658,555	*	Intuitive Surgical, Inc	271,871
67	*	LifePoint Hospitals, Inc	3
189,284		McKesson Corp	26,665
233,001		Medtronic plc	18,691
1,220		Patterson Cos, Inc	27
767,155	*	Premier, Inc	24,020
9,669		Resmed, Inc	952
408,994	*,g	Siemens Healthineers AG.	16,808
442,542		Stryker Corp	71,214
569		Teleflex, Inc	145
873,801		UnitedHealth Group, Inc	186,994
6,272	*	Varian Medical Systems, Inc	769
252,123	*	Veeva Systems, Inc	18,410
202,398	*	WellCare Health Plans, Inc	39,190
5,104		West Pharmaceutical Services, Inc	451
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,434,766

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
17,301		Church & Dwight Co, Inc	871
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

8,022		Clorox Co	$1,068
9,432		Colgate-Palmolive Co	676
229,200		Energizer Holdings, Inc	13,656
1,366,714		Estee Lauder Cos (Class A)	204,624
104,703	*,e	Herbalife Ltd	10,205
210,546		Kimberly-Clark Corp	23,188
25,886		Nu Skin Enterprises, Inc (Class A)	1,908
8,918		Procter & Gamble Co	707
90,076	e	Spectrum Brands, Inc	9,341
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	266,244

INSURANCE - 0.6%
166,297		Allstate Corp	15,765
356,415		American International Group, Inc	19,396
17,246		Aon plc	2,420
1,118	*	Arch Capital Group Ltd	96
8,520		Arthur J. Gallagher & Co	586
345		Aspen Insurance Holdings Ltd	15
52,086		Assurant, Inc	4,761
96,019		Chubb Ltd	13,133
1,120		Erie Indemnity Co (Class A)	132
35,271		Marsh & McLennan Cos, Inc	2,913
1,685,578		Progressive Corp	102,702
14		RenaissanceRe Holdings Ltd	2
5,575		XL Group Ltd	308
		TOTAL INSURANCE	162,229

MATERIALS - 2.7%
1,700		Albemarle Corp	158
45,066		Aptargroup, Inc	4,048
1,509		Ardagh Group S.A.	28
156,183		Avery Dennison Corp	16,594
14,912	*	Axalta Coating Systems Ltd	450
13,149		Ball Corp	522
1,780,665	*	Berry Plastics Group, Inc	97,598
5,612		Celanese Corp (Series A)	562
412,643		Chemours Co	20,100
6,540	*	Crown Holdings, Inc	332
278,090		DowDuPont, Inc	17,717
91,013		Eagle Materials, Inc	9,379
17,759		Ecolab, Inc	2,434
9,307		FMC Corp	713
1,231,499	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	21,637
13,230		Graphic Packaging Holding Co	203
1,251,197		Huntsman Corp	36,597
5,527		International Flavors & Fragrances, Inc	757
351,362		International Paper Co	18,773
477,988		LyondellBasell Industries AF S.C.A	50,514
3,952		Martin Marietta Materials, Inc	819
136,881		Monsanto Co	15,973
455		NewMarket Corp	183
1,261,300		Olin Corp	38,331
7,918	*	Owens-Illinois, Inc	171
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

159,494		Packaging Corp of America	$17,975
4,010	*	Platform Specialty Products Corp	39
454,611		PPG Industries, Inc	50,735
454,958		Praxair, Inc	65,650
1,322		Royal Gold, Inc	114
8,825		RPM International, Inc	421
2,375		Scotts Miracle-Gro Co (Class A)	204
6,647		Sealed Air Corp	284
406,400		Sherwin-Williams Co	159,358
4,446		Silgan Holdings, Inc	124
4,803	e	Southern Copper Corp (NY)	260
285,052		Steel Dynamics, Inc	12,605
181,754		Vulcan Materials Co	20,751
1,259		Westlake Chemical Corp	140
294,408		WR Grace and Co	18,027
		TOTAL MATERIALS	701,280

MEDIA - 1.6%
2,988	*	AMC Networks, Inc	155
273		Cable One, Inc	188
323,101		CBS Corp (Class B)	16,604
11,070	*	Charter Communications, Inc	3,445
6,938,933		Comcast Corp (Class A)	237,104
3,987	*	Discovery Communications, Inc (Class C)	78
11,858	*	DISH Network Corp (Class A)	449
1,161	*	GCI Liberty, Inc	61
22,822		Interpublic Group of Cos, Inc	526
1,173	e	Lions Gate Entertainment Corp (Class A)	30
3,374		Lions Gate Entertainment Corp (Class B)	81
9,817	*	Live Nation, Inc	414
7	*	Madison Square Garden Co	2
124,772	e	Omnicom Group, Inc	9,067
4,656	*,m	Rovi Guides, Inc	16
2,498,609	e	Sirius XM Holdings, Inc	15,591
4,354		Twenty-First Century Fox, Inc	160
1,826		Twenty-First Century Fox, Inc (Class B)	66
1,149,022		Walt Disney Co	115,408
		TOTAL MEDIA	399,445

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
1,490,073		AbbVie, Inc	141,036
6,419	*,e	Acadia Pharmaceuticals, Inc	144
215,756		Agilent Technologies, Inc	14,434
3,077	*,e	Agios Pharmaceuticals, Inc	252
5,465	*	Akorn, Inc	102
1,323,494	*	Alexion Pharmaceuticals, Inc	147,517
10,597	*	Alkermes plc	614
178,674		Allergan plc	30,069
5,234	*	Alnylam Pharmaceuticals, Inc	623
207,671		Amgen, Inc	35,404
229,020		Bayer AG.	25,818
356,255	*	Biogen Idec, Inc	97,550
542,788	*	BioMarin Pharmaceutical, Inc	44,004
2,666		Bio-Techne Corp	403
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

713,455		Bristol-Myers Squibb Co	$45,126
2,040		Bruker BioSciences Corp	61
669,990	*	Celgene Corp	59,770
24,204	*	Charles River Laboratories International, Inc	2,584
313,973		Eli Lilly & Co	24,292
19,237	*	Exelixis, Inc	426
950,251		Gilead Sciences, Inc	71,639
791,850	*	Illumina, Inc	187,209
12,075	*	Incyte Corp	1,006
983	*,e	Intercept Pharmaceuticals, Inc	61
2,915	*,e	Intrexon Corp	45
8,072	*,e	Ionis Pharmaceuticals, Inc	356
414,640	*	IQVIA Holdings, Inc	40,680
528,205	*	Jazz Pharmaceuticals plc	79,754
395,632		Johnson & Johnson	50,700
245,703		Lonza Group AG.	57,946
1,729	*	Mettler-Toledo International, Inc	994
6,199	*	Neurocrine Biosciences, Inc	514
1,796,506		Novo Nordisk AS	88,363
5,606	*,e	Opko Health, Inc	18
1,263		PerkinElmer, Inc	96
5,985	*	QIAGEN NV	193
5,513	*	Regeneron Pharmaceuticals, Inc	1,898
309,706	*	Schering-Plough Corp	16,870
7,087	*	Seattle Genetics, Inc	371
2,119	*,e	TESARO, Inc	121
796,588		Teva Pharmaceutical Industries Ltd (ADR)	13,614
108,840		Thermo Fisher Scientific, Inc	22,471
642,008	*	Vertex Pharmaceuticals, Inc	104,634
31,050	*	Waters Corp	6,168
2,705,894		Zoetis, Inc	225,969
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,641,919

REAL ESTATE - 0.7%
253,104		American Tower Corp	36,786
119,980		Boston Properties, Inc	14,784
803,910	*	CBRE Group, Inc	37,961
2,257		Coresite Realty	226
27,855		Crown Castle International Corp	3,053
7,476		CubeSmart	211
5,194		CyrusOne, Inc	266
109,487		Digital Realty Trust, Inc	11,538
8,500		Douglas Emmett, Inc	312
5,389		Equinix, Inc	2,253
137,840		Equity Lifestyle Properties, Inc	12,098
57,196		Extra Space Storage, Inc	4,997
1,914		Federal Realty Investment Trust	222
4,082		Gaming and Leisure Properties, Inc	137
282,189		Hudson Pacific Properties	9,180
18,522		Iron Mountain, Inc	609
5,087		Lamar Advertising Co	324
866,289		MGM Growth Properties LLC	22,991
13		Outfront Media, Inc	0	^
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

10,266		Public Storage, Inc	$2,057
8,052	*	SBA Communications Corp	1,376
54,658		Simon Property Group, Inc	8,437
919	e	Tanger Factory Outlet Centers, Inc	20
1,413		Taubman Centers, Inc	80
3,576		VICI Properties, Inc	66
		TOTAL REAL ESTATE	169,984

RETAILING - 11.2%
1,092		Advance Auto Parts, Inc	130
901,924	*	Amazon.com, Inc	1,305,391
552,633	*	ASOS plc	54,062
1,637	*	AutoZone, Inc	1,062
26,941	*	Booking Holdings, Inc	56,048
109,076	*	Burlington Stores, Inc	14,524
938,601	*,e	Carmax, Inc	58,137
761,889	*	Ctrip.com International Ltd (ADR)	35,519
3,778		Dick’s Sporting Goods, Inc	132
325,571		Dollar General Corp	30,457
347,850	*	Dollar Tree, Inc	33,011
1,375,299		Expedia, Inc	151,847
1,500	*,e	Floor & Decor Holdings, Inc	78
65		Foot Locker, Inc	3
1,076,638		Gap, Inc	33,591
3,956		Genuine Parts Co	355
4,679,957	*	Groupon, Inc	20,311
2,567,653		Home Depot, Inc	457,658
527,739		Industria De Diseno Textil S.A.	16,591
170,712		Kering	81,876
2,252		L Brands, Inc	86
322	*	Liberty Expedia Holdings, Inc	13
3,219,317	*	Liberty Interactive Corp	81,030
3,181	*	LKQ Corp	121
607,212		Lowe’s Companies, Inc	53,283
4,548	*	Michaels Cos, Inc	90
751,513	*	NetFlix, Inc	221,959
315,192	e	Nordstrom, Inc	15,259
5,788	*	O’Reilly Automotive, Inc	1,432
346,485		Ross Stores, Inc	27,019
63	*	Sally Beauty Holdings, Inc	1
398,294		Tiffany & Co	38,897
417,062		TJX Companies, Inc	34,016
8,762		Tractor Supply Co	552
3,212	*,e	TripAdvisor, Inc	131
249,235	*	Ulta Beauty, Inc	50,911
2,693	*,e	Wayfair, Inc	182
144,321	e	Williams-Sonoma, Inc	7,614
		TOTAL RETAILING	2,883,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
1,289,434	*,e	Advanced Micro Devices, Inc	12,959
25,721		Analog Devices, Inc	2,344
5,465,604		Applied Materials, Inc	303,942
1,535,465		Broadcom Ltd	361,832
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

4,592	*	Cavium, Inc	$364
592,508		Cypress Semiconductor Corp	10,049
997,341		Intel Corp	51,941
403,579		Kla-Tencor Corp	43,994
366,200		Lam Research Corp	74,397
373,693		Maxim Integrated Products, Inc	22,504
206,290	e	Microchip Technology, Inc	18,847
665,344	*	Micron Technology, Inc	34,691
6,969	*	Microsemi Corp	451
975,763		NVIDIA Corp	225,977
14,680	*	NXP Semiconductors NV	1,718
456,151	*	ON Semiconductor Corp	11,157
4,763	*	Qorvo, Inc	336
12,637		Skyworks Solutions, Inc	1,267
12,687		Teradyne, Inc	580
359,504		Texas Instruments, Inc	37,349
227		Versum Materials, Inc	9
2,052,612		Xilinx, Inc	148,281
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,364,989

SOFTWARE & SERVICES - 32.9%
656,855		Accenture plc	100,827
1,993,203		Activision Blizzard, Inc	134,462
1,661,104	*	Adobe Systems, Inc	358,931
1,159,973	*	Alibaba Group Holding Ltd (ADR)	212,901
36,827		Alliance Data Systems Corp	7,839
397,062	*	Alphabet, Inc (Class A)	411,809
885,146	*	Alphabet, Inc (Class C)	913,285
5,918	*	Ansys, Inc	927
6,613	*	Atlassian Corp plc	357
11,759	*	Autodesk, Inc	1,477
75,489		Automatic Data Processing, Inc	8,566
183,219	*	Baidu, Inc (ADR)	40,893
8,267	*	Black Knight, Inc	389
257,270		Booz Allen Hamilton Holding Co	9,961
127,379		Broadridge Financial Solutions, Inc	13,972
336,241	*	Cadence Design Systems, Inc	12,364
150,815		CDK Global, Inc	9,553
10,457	*	Citrix Systems, Inc	970
40,422		Cognizant Technology Solutions Corp (Class A)	3,254
11,247		CSRA, Inc	464
241,836	*	Dell Technologies, Inc-VMware Inc	17,705
197,804	*	Dropbox, Inc	6,181
115		DST Systems, Inc	10
1,273,782		DXC Technology Co	128,053
4,015,661	*	eBay, Inc	161,590
312,459	*	Electronic Arts, Inc	37,883
106,544	*	Euronet Worldwide, Inc	8,408
4,599,420	*	Facebook, Inc	734,941
234,350		Fidelity National Information Services, Inc	22,568
2,585	*	First American Corp	117
32,919	*	First Data Corp	527
169,731	*	Fiserv, Inc	12,104
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

255,121	*	FleetCor Technologies, Inc	$51,662
10,288	*	Fortinet, Inc	551
539,327	*	Gartner, Inc	63,436
434,394		Genpact Ltd	13,896
244,809		Global Payments, Inc	27,301
833,283	*	GoDaddy, Inc	51,180
965,863	*	GrubHub, Inc	98,006
166,957	*	Guidewire Software, Inc	13,495
1,515,589	*	IAC/InterActiveCorp	237,008
239,786		International Business Machines Corp	36,790
2,619,831		Intuit, Inc	454,148
5,532		Jack Henry & Associates, Inc	669
413,738		LogMeIn, Inc	47,807
4,196	*	Manhattan Associates, Inc	176
2,780,608		MasterCard, Inc (Class A)	487,051
2,873	*,e	Match Group, Inc	128
15,960,608		Microsoft Corp	1,456,725
2,095,827		Oracle Corp	95,884
11,573	*,e	Pandora Media, Inc	58
108,668		Paychex, Inc	6,693
5,123,025	*	PayPal Holdings, Inc	388,684
103,700	*	Proofpoint, Inc	11,786
8,194	*	PTC, Inc	639
338,157	*	Red Hat, Inc	50,558
396,300		Sabre Corp	8,501
3,948,134	*	salesforce.com, Inc	459,168
495,876	g	Scout24 AG.	23,121
186,992	*	ServiceNow, Inc	30,938
114,562	*	Splunk, Inc	11,272
156,069	*	Square, Inc	7,679
10,741		SS&C Technologies Holdings, Inc	576
96	e	Switch, Inc	2
43,108		Symantec Corp	1,114
92,533	*	Synopsys, Inc	7,702
4,352	*	Tableau Software, Inc	352
132,794	*	Take-Two Interactive Software, Inc	12,985
1,913,806		Tencent Holdings Ltd	102,732
251,976		Total System Services, Inc	21,735
3,630,860	*	Twitter, Inc	105,331
2,385	*	Tyler Technologies, Inc	503
1,958	*	Ultimate Software Group, Inc	477
5,920	*,e	VeriSign, Inc	702
5,328,181		Visa, Inc (Class A)	637,357
288,664	*,e	VMware, Inc (Class A)	35,006
31,891		Western Union Co	613
2,290	*	WEX, Inc	359
9,397	*	Workday, Inc	1,194
19,890	*	Worldpay, Inc	1,636
2,275	*	Zillow Group, Inc	123
5,426	*	Zillow Group, Inc (Class C)	292
		TOTAL SOFTWARE & SERVICES	8,439,089

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
115,776		Amphenol Corp (Class A)	9,972
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

6,192,833		Apple, Inc	$1,039,034
75,209	*	Arista Networks, Inc	19,201
10,222		CDW Corp	719
2,959,267		Cisco Systems, Inc	126,923
86,511		Cognex Corp	4,498
59,238	*	Coherent, Inc	11,101
6,508	*	CommScope Holding Co, Inc	260
4,063		Corning, Inc	113
53,344	*	F5 Networks, Inc	7,714
5,600		Flir Systems, Inc	280
2,488	*	IPG Photonics Corp	580
499,887		Motorola, Inc	52,638
6,104		National Instruments Corp	309
9,098	*	NCR Corp	287
722,320		NetApp, Inc	44,560
107,795	*	Palo Alto Networks, Inc	19,567
1,121,195		TE Connectivity Ltd	112,007
362,087	*	Trimble Navigation Ltd	12,992
2,730		Universal Display Corp	276
3,012		Western Digital Corp	278
76,346	*	Zebra Technologies Corp (Class A)	10,626
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,473,935

TELECOMMUNICATION SERVICES - 0.2%
738,436	*	T-Mobile US, Inc	45,074
322,647		Verizon Communications, Inc	15,429
12,745	*	Zayo Group Holdings, Inc	435
		TOTAL TELECOMMUNICATION SERVICES	60,938

TRANSPORTATION - 2.2%
6,592		Alaska Air Group, Inc	409
864,862		American Airlines Group, Inc	44,938
9,635		CH Robinson Worldwide, Inc	903
11		Copa Holdings S.A. (Class A)	2
53,027		CSX Corp	2,954
8,644		Expeditors International of Washington, Inc	547
717,339		FedEx Corp	172,240
5,986		J.B. Hunt Transport Services, Inc	701
2,785		Landstar System, Inc	306
2,703		Old Dominion Freight Line	397
870,567		Southwest Airlines Co	49,866
597,441	*	Spirit Airlines, Inc	22,571
1,671,897		Union Pacific Corp	224,753
362,339		United Parcel Service, Inc (Class B)	37,923
6,191	*	XPO Logistics, Inc	630
		TOTAL TRANSPORTATION	559,140

UTILITIES - 0.0%
3,967		NRG Energy, Inc	121
		TOTAL UTILITIES	121

		TOTAL COMMON STOCKS	25,533,534
		(Cost $18,885,881)
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.2%
$47,850,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$47,850
		TOTAL GOVERNMENT AGENCY DEBT			47,850
TREASURY DEBT - 0.3%
29,550,000		United States Treasury Bill	1.435	04/05/18	29,546
19,120,000		United States Treasury Bill	1.516	04/19/18	19,105
23,700,000		United States Treasury Bill	1.644	05/24/18	23,644
		TOTAL TREASURY DEBT			72,295

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
243,469,460	c	State Street Navigator Securities Lending Government Money Market Portfolio			243,469
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			243,469

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			243,469

		TOTAL SHORT-TERM INVESTMENTS			363,614
		(Cost $363,611)
		TOTAL INVESTMENTS - 100.9%			25,897,148
		(Cost $19,249,492)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(238,977)
		NET ASSETS - 100.0%			$25,658,171

Abbreviation(s):
ADR American Depositary Receipt

^	Amount represents less than $1,000.
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $241,691,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities was $39,930,000 or 0.2% of net assets.

Cost amounts are in thousands
246

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
60,563	e	Adient plc	$3,619
60,325	*	American Axle & Manufacturing Holdings, Inc	918
144,549		BorgWarner, Inc	7,261
37,696	e	Cooper Tire & Rubber Co	1,105
12,534	*	Cooper-Standard Holding, Inc	1,539
105,026		Dana Holding Corp	2,705
187,577		Delphi Automotive plc	15,938
62,525		Delphi Technologies plc	2,979
19,677	*	Dorman Products, Inc	1,303
2,695,298		Ford Motor Co	29,864
25,297	*	Fox Factory Holding Corp	883
925,018		General Motors Co	33,615
199,630		Gentex Corp	4,596
26,543	*	Gentherm, Inc	901
163,116		Goodyear Tire & Rubber Co	4,336
115,779	e	Harley-Davidson, Inc	4,965
18,367	*	Horizon Global Corp	151
17,506		LCI Industries, Inc	1,823
45,774		Lear Corp	8,518
36,302	*	Modine Manufacturing Co	768
13,147	*	Motorcar Parts of America, Inc	282
5,808	*	Shiloh Industries, Inc	51
24,709		Spartan Motors, Inc	425
15,087		Standard Motor Products, Inc	718
20,247	*	Stoneridge, Inc	559
17,815		Superior Industries International, Inc	237
28,062		Tenneco, Inc	1,540
92,464	*,e	Tesla, Inc	24,607
35,644		Thor Industries, Inc	4,105
15,398		Tower International, Inc	427
22,699	*	Visteon Corp	2,502
14,882	*	VOXX International Corp (Class A)	74
22,457		Winnebago Industries, Inc	844
		TOTAL AUTOMOBILES & COMPONENTS	164,158
BANKS - 6.7%
12,408		1st Source Corp	628
10,115		Access National Corp	289
4,570		ACNB Corp	134
7,958	*	Allegiance Bancshares, Inc	312
5,882		American National Bankshares, Inc	221
26,136		Ameris Bancorp	1,383
7,069		Ames National Corp	194
7,945		Arrow Financial Corp	270
247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

125,355		Associated Banc-Corp	$3,115
14,762	*	Atlantic Capital Bancshares, Inc	267
31,112	e	Banc of California, Inc	600
11,574		Bancfirst Corp	615
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	612
62,103		BancorpSouth Bank	1,975
6,641,234		Bank of America Corp	199,170
11,787		Bank of Commerce Holdings	137
30,867		Bank of Hawaii Corp	2,565
3,864		Bank of Marin Bancorp	266
26,277		Bank of NT Butterfield & Son Ltd	1,179
82,422		Bank of the Ozarks, Inc	3,979
12,265		BankFinancial Corp	208
74,384		BankUnited	2,974
3,897		Bankwell Financial Group, Inc	126
23,725		Banner Corp	1,317
11,016		Bar Harbor Bankshares	305
546,833		BB&T Corp	28,457
7,059		BCB Bancorp, Inc	110
15,407		Bear State Financial, Inc	158
51,465		Beneficial Bancorp, Inc	800
22,749		Berkshire Hills Bancorp, Inc	863
17,706		Blue Hills Bancorp, Inc	369
43,167	*,e	BofI Holding, Inc	1,750
18,057		BOK Financial Corp	1,787
59,217		Boston Private Financial Holdings, Inc	891
13,328		Bridge Bancorp, Inc	447
54,590		Brookline Bancorp, Inc	884
12,987		Bryn Mawr Bank Corp	571
6,346	*	BSB Bancorp, Inc	194
5,576	*	Byline Bancorp, Inc	128
2,353		C&F Financial Corp	124
6,593		Cadence BanCorp	180
11,436		Camden National Corp	509
9,158		Capital City Bank Group, Inc	227
92,364		Capitol Federal Financial	1,141
5,956	*	Capstar Financial Holdings, Inc	112
10,298		Carolina Financial Corp	405
54,668		Cathay General Bancorp	2,186
43,480		Centerstate Banks of Florida, Inc	1,154
21,511		Central Pacific Financial Corp	612
6,214		Central Valley Community Bancorp	122
2,245		Century Bancorp, Inc	178
9,348		Charter Financial Corp	191
48,933		Chemical Financial Corp	2,676
2,189		Chemung Financial Corp	102
85,835		CIT Group, Inc	4,421
1,785,629		Citigroup, Inc	120,530
9,568		Citizens & Northern Corp	221
339,069		Citizens Financial Group, Inc	14,234
10,955		City Holding Co	751
7,262		Civista Bancshares, Inc	166
16,962		Clifton Bancorp, Inc	265
9,772		CNB Financial Corp	284
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,184		CoBiz, Inc	$513
6,146		Codorus Valley Bancorp, Inc	173
51,998		Columbia Banking System, Inc	2,181
120,059		Comerica, Inc	11,517
66,038		Commerce Bancshares, Inc	3,956
4,712		Commerce Union Bancshares, Inc	107
35,397		Community Bank System, Inc	1,896
15,668	*	Community Bankers Trust Corp	141
2,846		Community Financial Corp	106
11,638		Community Trust Bancorp, Inc	526
21,722		ConnectOne Bancorp, Inc	626
3,700		County Bancorp, Inc	108
35,000		Cullen/Frost Bankers, Inc	3,712
19,196	*	Customers Bancorp, Inc	560
75,634		CVB Financial Corp	1,712
23,810		Dime Community Bancshares	438
2,089		DNB Financial Corp	74
22,688	*	Eagle Bancorp, Inc	1,358
93,759		East West Bancorp, Inc	5,864
4,525	*	Entegra Financial Corp	131
6,481		Enterprise Bancorp, Inc	229
16,077		Enterprise Financial Services Corp	754
7,477	*	Equity Bancshares, Inc	293
6,121		ESSA Bancorp, Inc	90
55,323	*	Essent Group Ltd	2,355
3,168		Evans Bancorp, Inc	143
6,654	e	Farmers & Merchants Bancorp, Inc	269
5,336		Farmers Capital Bank Corp	213
18,150		Farmers National Banc Corp	251
4,563	*	FB Financial Corp	185
25,303	*	FCB Financial Holdings, Inc	1,293
6,481		Federal Agricultural Mortgage Corp (Class C)	564
15,456		Fidelity Southern Corp	357
498,708		Fifth Third Bancorp	15,834
10,211		Financial Institutions, Inc	302
20,427		First Bancorp (NC)	728
114,850	*	First Bancorp (Puerto Rico)	691
6,485		First Bancorp, Inc	181
6,018		First Bancshares, Inc	194
26,747		First Busey Corp	795
6,176		First Business Financial Services, Inc	155
5,135		First Citizens Bancshares, Inc (Class A)	2,122
69,402		First Commonwealth Financial Corp	981
12,139		First Community Bancshares, Inc	362
10,568		First Connecticut Bancorp	271
7,726		First Defiance Financial Corp	443
44,691		First Financial Bancorp	1,312
46,159	e	First Financial Bankshares, Inc	2,137
8,330		First Financial Corp	347
6,257		First Financial Northwest, Inc	105
19,660	*	First Foundation, Inc	365
3,022	e	First Guaranty Bancshares, Inc	79
38,811		First Hawaiian, Inc	1,080
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

213,923		First Horizon National Corp	$4,028
4,089		First Internet Bancorp	151
18,329		First Interstate Bancsystem, Inc	725
29,933		First Merchants Corp	1,248
7,120		First Mid-Illinois Bancshares, Inc	260
73,424		First Midwest Bancorp, Inc	1,806
7,602	*	First Northwest Bancorp	128
15,462		First of Long Island Corp	424
113,683		First Republic Bank	10,528
15,789	*	Flagstar Bancorp, Inc	559
20,105		Flushing Financial Corp	542
3,521		FNB Bancorp	130
228,101		FNB Corp	3,068
8,854	*	Franklin Financial Network, Inc	289
119,869		Fulton Financial Corp	2,128
14,703		German American Bancorp, Inc	490
55,696		Glacier Bancorp, Inc	2,138
7,809		Great Southern Bancorp, Inc	390
42,914		Great Western Bancorp, Inc	1,728
14,667	*	Green Bancorp, Inc	326
2,003	e	Greene County Bancorp, Inc	74
16,942		Guaranty Bancorp	480
1,224	e	Guaranty Bancshares, Inc	41
59,807		Hancock Holding Co	3,092
23,963		Hanmi Financial Corp	737
9,284	*	HarborOne Bancorp, Inc	164
17,800		Heartland Financial USA, Inc	944
25,661		Heritage Commerce Corp	423
22,188		Heritage Financial Corp	679
54,190		Hilltop Holdings, Inc	1,271
997		Hingham Institution for Savings	205
4,264		Home Bancorp, Inc	184
112,204		Home Bancshares, Inc	2,559
15,022	*	HomeStreet, Inc	430
13,541	*	HomeTrust Bancshares, Inc	353
93,574		Hope Bancorp, Inc	1,702
15,512		Horizon Bancorp	466
6,001	*	Howard Bancorp, Inc	119
740,418		Huntington Bancshares, Inc	11,180
35,117		IBERIABANK Corp	2,739
6,123	*,e	Impac Mortgage Holdings, Inc	48
19,246		Independent Bank Corp (MA)	1,377
17,558		Independent Bank Corp (MI)	402
12,630		Independent Bank Group, Inc	893
40,567		International Bancshares Corp	1,578
5,550		Investar Holding Corp	143
186,863		Investors Bancorp, Inc	2,549
2,394,510		JPMorgan Chase & Co	263,324
63,473		Kearny Financial Corp	825
756,870		Keycorp	14,797
32,502		Lakeland Bancorp, Inc	645
18,387		Lakeland Financial Corp	850
6,780		LCNB Corp	129
33,647		LegacyTexas Financial Group, Inc	1,441
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,628	*,e	LendingTree, Inc	$1,519
14,926		Live Oak Bancshares, Inc	415
97,948		M&T Bank Corp	18,058
19,210		Macatawa Bank Corp	197
16,944		MainSource Financial Group, Inc	689
4,666	*	Malvern Bancorp, Inc	121
58,413		MB Financial, Inc	2,365
13,586		MBT Financial Corp	146
12,428		Mercantile Bank Corp	413
35,757		Meridian Bancorp, Inc	721
6,858		Meta Financial Group, Inc	749
258,262	*	MGIC Investment Corp	3,357
1,778	e	Middlefield Banc Corp	87
10,800		Midland States Bancorp, Inc	341
6,195		Midsouth Bancorp, Inc	78
7,821		MidWestOne Financial Group, Inc	260
3,816		MutualFirst Financial, Inc	138
19,324		National Bank Holdings Corp	643
5,351	e	National Bankshares, Inc	241
7,588	*	National Commerce Corp	330
20,936	*	Nationstar Mortgage Holdings, Inc	376
31,726		NBT Bancorp, Inc	1,126
305,096		New York Community Bancorp, Inc	3,975
6,480	*	Nicolet Bankshares, Inc	357
38,864	*	NMI Holdings, Inc	643
5,235		Northeast Bancorp	107
33,024		Northfield Bancorp, Inc	516
5,019		Northrim BanCorp, Inc	173
69,442		Northwest Bancshares, Inc	1,150
4,425		Norwood Financial Corp	133
30,487		OceanFirst Financial Corp	816
33,903	e	OFG Bancorp	354
3,155		Ohio Valley Banc Corp	132
6,461	e	Old Line Bancshares, Inc	213
90,192		Old National Bancorp	1,524
2,349		Old Point Financial Corp	62
21,667		Old Second Bancorp, Inc	301
14,808		Opus Bank	415
26,521		Oritani Financial Corp	407
5,318		Orrstown Financial Services, Inc	128
11,579	*	Pacific Mercantile Bancorp	111
28,237	*	Pacific Premier Bancorp, Inc	1,135
81,519		PacWest Bancorp	4,038
9,690		Park National Corp	1,005
3,798		Parke Bancorp, Inc	79
13,465	*	PCSB Financial Corp	282
11,582		Peapack Gladstone Financial Corp	387
2,964		Penns Woods Bancorp, Inc	125
9,540	*	PennyMac Financial Services, Inc	216
3,256	e	Peoples Bancorp of North Carolina, Inc	100
12,623		Peoples Bancorp, Inc	447
5,712		Peoples Financial Services Corp	261
221,952		People’s United Financial, Inc	4,142
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,341		People’s Utah Bancorp	$302
36,552	*	PHH Corp	382
41,949		Pinnacle Financial Partners, Inc	2,693
333,440		PNC Financial Services Group, Inc	50,429
72,890		Popular, Inc	3,034
8,859		Preferred Bank	569
6,765		Premier Financial Bancorp, Inc	126
48,016		Prosperity Bancshares, Inc	3,487
3,260	*	Provident Bancorp, Inc	87
4,497		Provident Financial Holdings, Inc	81
45,191		Provident Financial Services, Inc	1,156
6,101		Prudential Bancorp, Inc	111
8,729		QCR Holdings, Inc	391
152,459		Radian Group, Inc	2,903
803,022		Regions Financial Corp	14,920
30,881		Renasant Corp	1,314
6,104		Republic Bancorp, Inc (Class A)	234
34,776	*,e	Republic First Bancorp, Inc	303
13,238		Riverview Bancorp, Inc	124
25,676		S&T Bancorp, Inc	1,026
22,606		Sandy Spring Bancorp, Inc	876
28,631	*	Seacoast Banking Corp of Florida	758
32,848		ServisFirst Bancshares, Inc	1,341
8,913		Shore Bancshares, Inc	168
8,511		SI Financial Group, Inc	123
8,919		Sierra Bancorp	238
38,410	*	Signature Bank	5,452
55,218		Simmons First National Corp (Class A)	1,571
5,382	*	SmartFinancial, Inc	127
19,619		South State Corp	1,674
4,079	*	Southern First Bancshares, Inc	182
4,139		Southern Missouri Bancorp, Inc	151
8,140		Southern National Bancorp of Virginia, Inc	129
20,042		Southside Bancshares, Inc	696
26,403		State Bank & Trust Co	792
128,939		Sterling Bancorp/DE	2,908
16,305		Stock Yards Bancorp, Inc	572
6,101		Summit Financial Group, Inc	153
330,592		SunTrust Banks, Inc	22,493
35,867	*	SVB Financial Group	8,608
76,607		Synovus Financial Corp	3,826
116,646		TCF Financial Corp	2,661
5,870		Territorial Bancorp, Inc	174
35,836	*	Texas Capital Bancshares, Inc	3,222
34,383		TFS Financial Corp	505
35,393	*	The Bancorp, Inc	382
4,645		Timberland Bancorp, Inc	141
10,641		Tompkins Trustco, Inc	806
46,422		TowneBank	1,328
15,762		Trico Bancshares	587
16,178	*	Tristate Capital Holdings, Inc	376
10,668	*	Triumph Bancorp, Inc	440
71,043		Trustco Bank Corp NY	600
49,168		Trustmark Corp	1,532
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,127	e	Two River Bancorp	$93
26,057		UMB Financial Corp	1,886
161,706		Umpqua Holdings Corp	3,462
34,740		Union Bankshares Corp	1,275
2,885	e	Union Bankshares, Inc	147
72,013		United Bankshares, Inc	2,538
51,942		United Community Banks, Inc	1,644
34,307		United Community Financial Corp	338
36,948		United Financial Bancorp, Inc (New)	599
9,461		United Security Bancshares	102
5,346		Unity Bancorp, Inc	118
19,117		Univest Corp of Pennsylvania	530
1,074,897		US Bancorp	54,282
141,285		Valley National Bancorp	1,760
10,468	*	Veritex Holdings, Inc	290
19,235		Walker & Dunlop, Inc	1,143
50,737		Washington Federal, Inc	1,756
10,818		Washington Trust Bancorp, Inc	581
19,189		Waterstone Financial, Inc	332
67,195		Webster Financial Corp	3,723
3,069,598		Wells Fargo & Co	160,878
30,103		WesBanco, Inc	1,273
11,970		West Bancorporation, Inc	306
18,981	e	Westamerica Bancorporation	1,102
68,448	*	Western Alliance Bancorp	3,978
19,137		Western New England Bancorp, Inc	204
38,890		Wintrust Financial Corp	3,346
144,782	*,e	WMIH Corp	206
21,617		WSFS Financial Corp	1,035
132,437		Zions Bancorporation	6,983
		TOTAL BANKS	1,291,427

CAPITAL GOODS - 7.8%
403,861		3M Co	88,656
102,553		A.O. Smith Corp	6,521
29,877		Aaon, Inc	1,165
23,226		AAR Corp	1,024
43,959		Actuant Corp (Class A)	1,022
28,754	e	Acuity Brands, Inc	4,002
24,758		Advanced Drainage Systems, Inc	641
110,795	*	Aecom Technology Corp	3,948
24,436	*	Aegion Corp	560
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,387
14,335	*	Aerovironment, Inc	652
48,271		AGCO Corp	3,130
69,836		Air Lease Corp	2,976
13,921		Aircastle Ltd	276
6,904		Alamo Group, Inc	759
21,082		Albany International Corp (Class A)	1,322
69,239		Allegion plc	5,905
4,493		Allied Motion Technologies, Inc	179
80,231		Allison Transmission Holdings, Inc	3,134
20,276		Altra Holdings, Inc	932
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,776	*	Ameresco, Inc	$179
2,958	e	American Railcar Industries, Inc	111
10,171	*	American Woodmark Corp	1,001
155,304		Ametek, Inc	11,798
20,270		Apogee Enterprises, Inc	879
27,154		Applied Industrial Technologies, Inc	1,980
301,530		Arconic, Inc	6,947
10,471		Argan, Inc	450
17,658	*	Armstrong Flooring, Inc	240
31,329	*	Armstrong World Industries, Inc	1,764
15,250		Astec Industries, Inc	841
15,755	*	Astronics Corp	588
23,836	*	Atkore International Group, Inc	473
23,354	*,e	Axon Enterprise, Inc	918
19,364		AZZ, Inc	846
36,264		Barnes Group, Inc	2,172
41,684	*	Beacon Roofing Supply, Inc	2,212
3,967	*,e	Blue Bird Corp	94
47,040	*	BMC Stock Holdings, Inc	920
386,794		Boeing Co	126,822
30,438		Briggs & Stratton Corp	652
67,070	*	Builders FirstSource, Inc	1,331
66,179		BWX Technologies, Inc	4,204
14,163		Caesarstone Sdot-Yam Ltd	278
8,775	*	CAI International, Inc	187
41,051		Carlisle Cos, Inc	4,286
392,526		Caterpillar, Inc	57,850
22,344	*	Chart Industries, Inc	1,319
72,289	e	Chicago Bridge & Iron Co NV	1,041
12,045		CIRCOR International, Inc	514
64,286	*	Colfax Corp	2,051
14,727		Columbus McKinnon Corp	528
15,555		Comfort Systems USA, Inc	642
18,016	*	Commercial Vehicle Group, Inc	140
28,296	*	Continental Building Products Inc	808
35,446		Crane Co	3,287
10,574	*	CSW Industrials, Inc	476
18,660		Cubic Corp	1,187
110,586		Cummins, Inc	17,925
31,189		Curtiss-Wright Corp	4,213
221,865		Deere & Co	34,460
9,586		DMC Global, Inc	256
81,746		Donaldson Co, Inc	3,683
16,771		Douglas Dynamics, Inc	727
105,247		Dover Corp	10,337
8,048	*	Ducommun, Inc	244
11,117	*	DXP Enterprises, Inc	433
16,954	*	Dycom Industries, Inc	1,825
3,733		Eastern Co	106
308,028		Eaton Corp	24,615
35,403		EMCOR Group, Inc	2,759
447,210		Emerson Electric Co	30,544
15,305		Encore Wire Corp	868
11,608	*,e	Energous Corp	186
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,905	*,e	Energy Recovery, Inc	$205
31,570		EnerSys	2,190
12,394	*	Engility Holdings, Inc	302
15,803		EnPro Industries, Inc	1,223
2,576	e	EnviroStar, Inc	101
81,459		Equifax, Inc	9,597
18,556		ESCO Technologies, Inc	1,086
18,922	*	Esterline Technologies Corp	1,384
23,589	*	Evoqua Water Technologies Corp	502
207,374		Fastenal Co	11,321
42,557		Federal Signal Corp	937
94,563		Flowserve Corp	4,097
101,648		Fluor Corp	5,816
214,461		Fortive Corp	16,625
109,918		Fortune Brands Home & Security, Inc	6,473
9,256	*	Foundation Building Materials, Inc	138
34,098		Franklin Electric Co, Inc	1,389
9,868		Freightcar America, Inc	132
51,131	*	Gardner Denver Holdings, Inc	1,569
30,738	*	Gates Industrial Corp plc	538
28,224	e	GATX Corp	1,933
4,980	*	Gencor Industries, Inc	80
41,949	*	Generac Holdings, Inc	1,926
37,226	e	General Cable Corp	1,102
178,293		General Dynamics Corp	39,385
6,058,705		General Electric Co	81,671
22,869	*	Gibraltar Industries, Inc	774
16,574		Global Brass & Copper Holdings, Inc	554
17,148	*	GMS, Inc	524
14,132		Gorman-Rupp Co	413
117,129		Graco, Inc	5,355
7,763		Graham Corp	166
29,395		Granite Construction, Inc	1,642
44,924	*	Great Lakes Dredge & Dock Corp	207
19,838	e	Greenbrier Cos, Inc	997
20,793		Griffon Corp	379
23,777		H&E Equipment Services, Inc	915
8,975		Hardinge, Inc	164
79,494		Harris Corp	12,821
59,172	*	Harsco Corp	1,222
26,381	*	HC2 Holdings, Inc	139
131,941	*	HD Supply Holdings, Inc	5,006
21,112		HEICO Corp	1,833
43,635		HEICO Corp (Class A)	3,096
17,889	*	Herc Holdings, Inc	1,162
65,563		Hexcel Corp	4,235
44,280		Hillenbrand, Inc	2,032
521,549		Honeywell International, Inc	75,369
38,998		Hubbell, Inc	4,749
30,695		Huntington Ingalls	7,912
4,796		Hurco Cos, Inc	220
16,053	*,e	Huttig Building Products, Inc	84
7,224		Hyster-Yale Materials Handling, Inc	505
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

49,969		IDEX Corp	$7,121
5,334	*	IES Holdings, Inc	81
210,122		Illinois Tool Works, Inc	32,918
172,194		Ingersoll-Rand plc	14,724
13,472		Insteel Industries, Inc	372
62,449		ITT, Inc	3,059
85,068		Jacobs Engineering Group, Inc	5,032
47,393	*	JELD-WEN Holding, Inc	1,451
22,550		John Bean Technologies Corp	2,557
643,655		Johnson Controls International plc	22,682
8,084		Kadant, Inc	764
17,941		Kaman Corp	1,114
104,383		KBR, Inc	1,690
56,290		Kennametal, Inc	2,261
35,741	*,e	KEYW Holding Corp, The	281
37,311	*	KLX, Inc	2,651
50,983	*,e	Kratos Defense & Security Solutions, Inc	525
55,566		L3 Technologies, Inc	11,558
4,456	*	Lawson Products, Inc	113
13,681	*	Layne Christensen Co	204
5,677	*	LB Foster Co (Class A)	134
25,151		Lennox International, Inc	5,140
42,666		Lincoln Electric Holdings, Inc	3,838
991		Lindsay Corp	91
173,011		Lockheed Martin Corp	58,466
16,944		LSI Industries, Inc	137
12,223	*	Lydall, Inc	590
22,630	*	Manitowoc Co, Inc	644
215,988		Masco Corp	8,735
12,956	*	Masonite International Corp	795
48,078	*	Mastec, Inc	2,262
33,690	*	Mercury Systems, Inc	1,628
60,412	*	Meritor, Inc	1,242
35,939	*	Middleby Corp	4,449
31,692	*	Milacron Holdings Corp	638
7,280		Miller Industries, Inc	182
22,998	*	Moog, Inc (Class A)	1,895
64,419	*	MRC Global, Inc	1,059
31,901		MSC Industrial Direct Co (Class A)	2,926
40,743		Mueller Industries, Inc	1,066
61,326		Mueller Water Products, Inc (Class A)	667
10,993	*	MYR Group, Inc	339
3,534	e	National Presto Industries, Inc	331
35,673	*	Navistar International Corp	1,247
29,151	*	NCI Building Systems, Inc	516
18,421	*,e	Nexeo Solutions, Inc	197
19,066		NN, Inc	458
37,392		Nordson Corp	5,098
112,567		Northrop Grumman Corp	39,299
6,891	*	Northwest Pipe Co	119
78,206	*,e	NOW, Inc	799
5,211	*	NV5 Holdings, Inc	291
2,354		Omega Flex, Inc	153
36,096		Orbital ATK, Inc	4,787
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,593	*	Orion Marine Group, Inc	$129
53,964		Oshkosh Truck Corp	4,170
80,403		Owens Corning, Inc	6,464
239,930		PACCAR, Inc	15,876
91,690		Parker-Hannifin Corp	15,682
17,097	*	Patrick Industries, Inc	1,057
110,096		Pentair plc	7,501
36,380	*	PGT, Inc	678
159,236	*,e	Plug Power, Inc	301
15,949	*	Ply Gem Holdings, Inc	344
7,077		Powell Industries, Inc	190
1,801		Preformed Line Products Co	117
28,783		Primoris Services Corp	719
18,284	*	Proto Labs, Inc	2,149
25,291		Quanex Building Products Corp	440
106,691	*	Quanta Services, Inc	3,665
25,955		Raven Industries, Inc	910
203,354		Raytheon Co	43,888
16,634	*	RBC Bearings, Inc	2,066
32,248		Regal-Beloit Corp	2,365
8,757		REV Group, Inc	182
8,484	*,e	Revolution Lighting Technologies, Inc	29
75,228	*	Rexnord Corp	2,233
89,817		Rockwell Automation, Inc	15,646
112,744		Rockwell Collins, Inc	15,204
68,307		Roper Industries, Inc	19,173
4,597	*	Rush Enterprises, Inc	186
21,510	*	Rush Enterprises, Inc (Class A)	914
112,005	*	Sensata Technologies Holding plc	5,805
29,530		Simpson Manufacturing Co, Inc	1,701
24,415	*,e	SiteOne Landscape Supply, Inc	1,881
37,636		Snap-On, Inc	5,553
7,959	*	Sparton Corp	139
80,000		Spirit Aerosystems Holdings, Inc (Class A)	6,696
30,406	*	SPX Corp	988
29,148	*	SPX FLOW, Inc	1,434
8,333		Standex International Corp	795
107,490		Stanley Works	16,467
18,886	*	Sterling Construction Co, Inc	216
16,194		Sun Hydraulics Corp	867
60,603	*,e	Sunrun, Inc	541
25,120	*	Teledyne Technologies, Inc	4,702
12,744		Tennant Co	863
54,792		Terex Corp	2,050
18,852	*	Textainer Group Holdings Ltd	320
183,047		Textron, Inc	10,794
7,401	*,e	The ExOne Company	54
24,419	*	Thermon Group Holdings	547
50,165		Timken Co	2,288
33,155		Titan International, Inc	418
11,613	*	Titan Machinery, Inc	274
65,756		Toro Co	4,106
7,431	*	TPI Composites, Inc	167
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,971		TransDigm Group, Inc	$10,120
20,335	*	Trex Co, Inc	2,212
34,233	*	Trimas Corp	899
108,898		Trinity Industries, Inc	3,553
30,588		Triton International Ltd	936
32,779		Triumph Group, Inc	826
27,269	*	Tutor Perini Corp	601
6,567	*	Twin Disc, Inc	143
58,124	*	United Rentals, Inc	10,040
517,226		United Technologies Corp	65,077
74,230	*	Univar, Inc	2,060
44,298		Universal Forest Products, Inc	1,437
64,802	*	USG Corp	2,619
15,302		Valmont Industries, Inc	2,239
7,860	*	Vectrus, Inc	293
7,828	*	Veritiv Corp	307
12,845	*	Vicor Corp	367
35,794		W.W. Grainger, Inc	10,104
42,603		Wabash National Corp	887
36,092	*	WABCO Holdings, Inc	4,832
60,858	e	Wabtec Corp	4,954
18,245		Watsco, Inc	3,302
18,825		Watts Water Technologies, Inc (Class A)	1,463
88,290	*	Welbilt, Inc	1,717
39,330	*	Wesco Aircraft Holdings, Inc	403
34,751	*	WESCO International, Inc	2,156
3,392	*	Willis Lease Finance Corp	116
37,561		Woodward Governor Co	2,692
129,048		Xylem, Inc	9,926
		TOTAL CAPITAL GOODS	1,467,186

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,285		ABM Industries, Inc	1,349
37,820	*	Acacia Research (Acacia Technologies)	132
77,675		ACCO Brands Corp	975
72,860		ADT, Inc	578
17,161	*	Advanced Disposal Services, Inc	382
26,021	*	ARC Document Solutions, Inc	57
5,145		Barrett Business Services, Inc	426
4,266		BG Staffing, Inc	81
33,472		Brady Corp (Class A)	1,243
33,001		Brink’s Co	2,355
29,675	*	Casella Waste Systems, Inc (Class A)	694
35,493	*	CBIZ, Inc	648
18,496		Ceco Environmental Corp	82
18,077	*,e	Cimpress NV	2,796
57,986		Cintas Corp	9,891
38,542	*	Clean Harbors, Inc	1,881
140,823	*	Copart, Inc	7,172
25,159	*	CoStar Group, Inc	9,125
84,474		Covanta Holding Corp	1,225
7,013		CRA International, Inc	367
27,694		Deluxe Corp	2,050
25,970		Dun & Bradstreet Corp	3,038
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

107,512	*,†,m	Dyax Corp	$119
20,052		Ennis, Inc	395
28,344		Essendant, Inc	221
18,006		Exponent, Inc	1,416
7,582		Forrester Research, Inc	314
7,620	*	Franklin Covey Co	205
18,566	*	FTI Consulting, Inc	899
9,864	*	GP Strategies Corp	223
49,914		Healthcare Services Group	2,170
14,300		Heidrick & Struggles International, Inc	447
8,893	*	Heritage-Crystal Clean, Inc	209
43,782		Herman Miller, Inc	1,399
25,556	*	Hill International, Inc	146
31,637		HNI Corp	1,142
26,158	*,e	Hudson Technologies, Inc	129
15,850	*	Huron Consulting Group, Inc	604
13,124		ICF International, Inc	767
258,425	*	IHS Markit Ltd	12,466
32,837	*	Innerworkings, Inc	297
25,976		Insperity, Inc	1,807
44,581		Interface, Inc	1,123
88,200		KAR Auction Services, Inc	4,780
20,372		Kelly Services, Inc (Class A)	592
18,302		Kforce, Inc	495
25,171		Kimball International, Inc (Class B)	429
35,963		Knoll, Inc	726
37,013		Korn/Ferry International	1,909
23,849		LSC Communications, Inc	416
43,803		Manpower, Inc	5,042
22,585		Matthews International Corp (Class A)	1,143
17,061		McGrath RentCorp	916
80,085	*,†,m	Media General, Inc	0
13,300	*	Mistras Group, Inc	252
31,645		Mobile Mini, Inc	1,377
24,011		MSA Safety, Inc	1,999
9,774		Multi-Color Corp	646
33,798	*	Navigant Consulting, Inc	650
243,950		Nielsen NV	7,755
4,961	*	NL Industries, Inc	39
36,708	*	On Assignment, Inc	3,006
133,127		Pitney Bowes, Inc	1,450
21,796		Quad Graphics, Inc	553
1,400	*,e	Red Violet, Inc	9
157,798		Republic Services, Inc	10,451
20,546		Resources Connection, Inc	333
79,304		Robert Half International, Inc	4,591
66,866		Rollins, Inc	3,412
31,926		RPX Corp	341
51,083		RR Donnelley & Sons Co	446
12,140	*	SP Plus Corp	432
61,807		Steelcase, Inc (Class A)	841
60,073	*	Stericycle, Inc	3,516
20,907	*,e	Team, Inc	287
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

41,281		Tetra Tech, Inc	$2,021
124,580	*	TransUnion	7,074
30,336	*	TriNet Group, Inc	1,405
30,958	*	TrueBlue, Inc	802
11,006		Unifirst Corp	1,779
16,280		US Ecology, Inc	868
103,110	*	Verisk Analytics, Inc	10,723
15,178		Viad Corp	796
5,586		VSE Corp	289
26,743	*	WageWorks, Inc	1,209
298,772		Waste Management, Inc	25,133
5,398	*	Willdan Group, Inc	153
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	184,131

CONSUMER DURABLES & APPAREL - 1.4%
15,286	e	Acushnet Holdings Corp	353
39,523	*,e	American Outdoor Brands Corp	408
7,681		Bassett Furniture Industries, Inc	233
21,459	*	Beazer Homes USA, Inc	342
54,098		Brunswick Corp	3,213
69,841		Callaway Golf Co	1,143
33,604		Carter’s, Inc	3,498
6,102	*	Cavco Industries, Inc	1,060
13,611	*	Century Communities, Inc	408
14,228	*	Clarus Corp	96
19,279		Columbia Sportswear Co	1,474
45,716	*	CROCS, Inc	743
6,879		CSS Industries, Inc	120
6,895		Culp, Inc	211
22,861	*	Deckers Outdoor Corp	2,058
5,204	*	Delta Apparel, Inc	94
248,158		DR Horton, Inc	10,879
7,865		Escalade, Inc	108
18,783		Ethan Allen Interiors, Inc	431
5,531		Flexsteel Industries, Inc	219
31,215	*,e	Fossil Group, Inc	396
77,803		Garmin Ltd	4,585
30,360	*	G-III Apparel Group Ltd	1,144
74,136	*,e	GoPro, Inc	355
16,535	*	Green Brick Partners, Inc	180
6,360		Hamilton Beach Brands Holding Co	135
263,507	e	Hanesbrands, Inc	4,854
81,028		Hasbro, Inc	6,831
19,658	*	Helen of Troy Ltd	1,710
7,913		Hooker Furniture Corp	290
93,175	*	Hovnanian Enterprises, Inc (Class A)	171
13,822	*	Installed Building Products Inc	830
18,443	*,e	iRobot Corp	1,184
3,583		Johnson Outdoors, Inc	222
60,650		KB Home	1,726
36,137		La-Z-Boy, Inc	1,082
94,275		Leggett & Platt, Inc	4,182
11,279		Lennar Corp (B Shares)	538
177,695		Lennar Corp (Class A)	10,473
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,635	*,e	LGI Homes, Inc	$892
3,964		Libbey, Inc	19
7,210		Lifetime Brands, Inc	89
61,692	*	Lululemon Athletica, Inc	5,498
16,714	*	M/I Homes, Inc	532
13,092	*	Malibu Boats Inc	435
8,407		Marine Products Corp	118
246,470	e	Mattel, Inc	3,241
13,690		MCBC Holdings, Inc	345
12,262		MDC Holdings, Inc	342
26,198	*	Meritage Homes Corp	1,185
99,912	*	Michael Kors Holdings Ltd	6,203
42,399	*	Mohawk Industries, Inc	9,846
11,320		Movado Group, Inc	435
3,180		Nacco Industries, Inc (Class A)	104
22,756	*	Nautilus, Inc	306
6,504	*	New Home Co Inc	72
345,653		Newell Rubbermaid, Inc	8,807
900,678		Nike, Inc (Class B)	59,841
2,410	*	NVR, Inc	6,748
11,750		Oxford Industries, Inc	876
8,860	*	Perry Ellis International, Inc	229
38,838	e	Polaris Industries, Inc	4,448
24,507		Pool Corp	3,583
196,552		Pulte Homes, Inc	5,796
52,136		PVH Corp	7,895
40,781		Ralph Lauren Corp	4,559
27,136	*,e	Sequential Brands Group, Inc	57
79,579	*	Skechers U.S.A., Inc (Class A)	3,095
40,349		Steven Madden Ltd	1,771
12,383	e	Sturm Ruger & Co, Inc	650
5,163		Superior Uniform Group, Inc	136
191,265		Tapestry, Inc	10,062
76,342	*	Taylor Morrison Home Corp	1,777
33,646	*,e	Tempur Sealy International, Inc	1,524
107,446		Toll Brothers, Inc	4,647
26,487	*	TopBuild Corp	2,027
75,996	*	TRI Pointe Homes, Inc	1,249
28,980		Tupperware Corp	1,402
135,169	*,e	Under Armour, Inc	1,940
134,677	*,e	Under Armour, Inc (Class A)	2,202
10,905	*	Unifi, Inc	395
10,485	*	Universal Electronics, Inc	546
16,444	*	Vera Bradley, Inc	174
231,190		VF Corp	17,136
41,550	*	Vista Outdoor, Inc	678
5,214		Weyco Group, Inc	175
50,263		Whirlpool Corp	7,696
17,713	*	William Lyon Homes, Inc	487
67,978		Wolverine World Wide, Inc	1,965
21,026	*	Zagg, Inc	257
		TOTAL CONSUMER DURABLES & APPAREL	262,471
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 2.3%
44,790	*	Adtalem Global Education, Inc	$2,130
12,233	*	American Public Education, Inc	526
162,451		ARAMARK Holdings Corp	6,427
10,215	*	Ascent Media Corp (Series A)	38
64,026	*	Belmond Ltd.	714
15,173		BJ’s Restaurants, Inc	681
44,145		Bloomin’ Brands, Inc	1,072
12,424	*	Bojangles’, Inc	172
61,116		Boyd Gaming Corp	1,947
13,548	*	Bridgepoint Education, Inc	91
36,213	*	Bright Horizons Family Solutions	3,611
34,614	e	Brinker International, Inc	1,250
94,787	*	Caesars Entertainment Corp	1,066
8,227	*	Cambium Learning Group, Inc	92
8,534		Capella Education Co	745
46,334	*	Career Education Corp	609
285,876		Carnival Corp	18,748
11,838		Carriage Services, Inc	327
27,792	*	Carrols Restaurant Group, Inc	311
16,727	*	Century Casinos, Inc	125
31,824	e	Cheesecake Factory	1,535
60,816	*	Chegg, Inc	1,256
18,056	*	Chipotle Mexican Grill, Inc (Class A)	5,834
24,500		Choice Hotels International, Inc	1,964
9,566		Churchill Downs, Inc	2,335
12,474	*	Chuy’s Holdings, Inc	327
5,623		Collectors Universe	88
13,430	e	Cracker Barrel Old Country Store, Inc	2,138
82,979		Darden Restaurants, Inc	7,074
30,312	*	Dave & Buster’s Entertainment, Inc	1,265
17,725	*	Del Frisco’s Restaurant Group, Inc	270
23,487	*	Del Taco Restaurants, Inc	243
41,277	*	Denny’s Corp	637
10,362		DineEquity, Inc	680
30,807		Domino’s Pizza, Inc	7,195
43,999	*	Drive Shack, Inc	210
66,960	e	Dunkin Brands Group, Inc	3,997
14,501	*	El Pollo Loco Holdings, Inc	138
33,208	*,e	Eldorado Resorts, Inc	1,096
2,242	*,e	Empire Resorts, Inc	39
117,907		Extended Stay America, Inc	2,331
20,469	*,e	Fiesta Restaurant Group, Inc	379
6,424	*	Fogo De Chao, Inc	101
7,389	e	Golden Entertainment, Inc	172
2,966		Graham Holdings Co	1,786
27,744	*	Grand Canyon Education, Inc	2,911
149,953		H&R Block, Inc	3,810
14,706	*,e	Habit Restaurants, Inc	129
42,750	*	Hilton Grand Vacations, Inc	1,839
153,442		Hilton Worldwide Holdings, Inc	12,085
76,812	*	Houghton Mifflin Harcourt Co	534
32,335		Hyatt Hotels Corp	2,466
76,966		ILG, Inc	2,394
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,027		International Game Technology plc	$2,032
18,045		International Speedway Corp (Class A)	796
10,324	*	J Alexander’s Holdings, Inc	118
21,801		Jack in the Box, Inc	1,860
26,055	*	K12, Inc	369
61,127	*	La Quinta Holdings, Inc	1,156
253,278		Las Vegas Sands Corp	18,211
26,148	*	Laureate Education, Inc	360
3,365	e	Liberty Tax, Inc	34
10,890	*	Lindblad Expeditions Holdings, Inc	112
14,211		Marcus Corp	431
211,448		Marriott International, Inc (Class A)	28,753
15,948		Marriott Vacations Worldwide Corp	2,124
552,077		McDonald’s Corp	86,334
350,417		MGM Resorts International	12,272
7,140	*	Monarch Casino & Resort, Inc	302
2,378		Nathan’s Famous, Inc	176
8,091	*,e	Noodles & Co	61
130,999	*	Norwegian Cruise Line Holdings Ltd	6,939
18,811	e	Papa John’s International, Inc	1,078
60,160	*	Penn National Gaming, Inc	1,580
38,765	*	Pinnacle Entertainment, Inc	1,169
60,595		Planet Fitness, Inc	2,289
16,455	*	Potbelly Corp	198
6,547		RCI Hospitality Holdings, Inc	186
11,433	*	Red Lion Hotels Corp	111
9,211	*	Red Robin Gourmet Burgers, Inc	534
48,687		Red Rock Resorts, Inc	1,426
27,109	*	Regis Corp	410
118,823		Royal Caribbean Cruises Ltd	13,990
21,790		Ruth’s Chris Steak House, Inc	533
37,197	*	Scientific Games Corp (Class A)	1,547
51,334	*,e	SeaWorld Entertainment, Inc	761
132,072		Service Corp International	4,984
86,396	*	ServiceMaster Global Holdings, Inc	4,393
15,620	*,e	Shake Shack, Inc	650
42,908	e	Six Flags Entertainment Corp	2,671
29,466	e	Sonic Corp	743
27,603	*	Sotheby’s (Class A)	1,416
9,984		Speedway Motorsports, Inc	178
950,933		Starbucks Corp	55,050
769	*	Steak N Shake Co	314
7,659	e	Strayer Education, Inc	774
48,860		Texas Roadhouse, Inc (Class A)	2,823
28,261		Vail Resorts, Inc	6,265
20,333	*,e	Weight Watchers International, Inc	1,296
134,006		Wendy’s	2,352
21,048		Wingstop, Inc	994
68,964		Wyndham Worldwide Corp	7,892
54,319		Wynn Resorts Ltd	9,906
252,546		Yum China Holdings, Inc	10,481
231,746		Yum! Brands, Inc	19,729
14,098	*	Zoe’s Kitchen, Inc	204
		TOTAL CONSUMER SERVICES	431,307
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 4.0%
38,253		Affiliated Managers Group, Inc	$7,252
21,134		AG Mortgage Investment Trust	367
256,339		AGNC Investment Corp	4,850
311,298		Ally Financial, Inc	8,452
499,375		American Express Co	46,582
102,717		Ameriprise Financial, Inc	15,196
806,094		Annaly Capital Management, Inc	8,408
70,479		Anworth Mortgage Asset Corp	338
61,155		Apollo Commercial Real Estate Finance, Inc	1,100
22,112		Ares Commercial Real Estate Corp	273
16,506	e	Arlington Asset Investment Corp (Class A)	182
26,163	*	ARMOUR Residential REIT, Inc	609
32,135		Artisan Partners Asset Management, Inc	1,070
4,316	e	Associated Capital Group, Inc	162
10,240		B. Riley Financial, Inc	200
683,746		Bank of New York Mellon Corp	35,233
166,153		BGC Partners, Inc (Class A)	2,235
86,090		BlackRock, Inc	46,637
48,331	*	Cannae Holdings, Inc	912
331,334		Capital One Financial Corp	31,748
71,072		Capstead Mortgage Corp	615
79,012		CBOE Holdings, Inc	9,015
822,435		Charles Schwab Corp	42,948
7,318		Cherry Hill Mortgage Investment Corp	128
99,283		Chimera Investment Corp	1,729
234,226		CME Group, Inc	37,884
15,440		Cohen & Steers, Inc	628
18,127	*,e	Cowen Group, Inc	239
8,085	*,e	Credit Acceptance Corp	2,671
112,419		CYS Investments, Inc	755
2,179		Diamond Hill Investment Group, Inc	450
255,530		Discover Financial Services	18,380
19,156	*	Donnelley Financial Solutions, Inc	329
33,323		Dynex Capital, Inc	221
185,893	*	E*TRADE Financial Corp	10,300
78,977		Eaton Vance Corp	4,397
11,344	*,e	Elevate Credit, Inc	80
4,816	e	Ellington Residential Mortgage REIT	53
17,368	*,e	Encore Capital Group, Inc	785
23,911	*	Enova International, Inc	527
29,096		Evercore Partners, Inc (Class A)	2,537
38,445	*	Ezcorp, Inc (Class A)	507
27,381		Factset Research Systems, Inc	5,460
68,886		Federated Investors, Inc (Class B)	2,301
42,264		Financial Engines, Inc	1,479
34,393		FirstCash, Inc	2,794
228,297		Franklin Resources, Inc	7,917
23,847	e	Gain Capital Holdings, Inc	161
4,049		GAMCO Investors, Inc (Class A)	101
244,785		Goldman Sachs Group, Inc	61,652
31,227		Granite Point Mortgage Trust, Inc	516
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,938		Great Ajax Corp	$121
33,057	*	Green Dot Corp	2,121
19,893	e	Greenhill & Co, Inc	368
10,099		Hamilton Lane, Inc	376
15,460		Houlihan Lokey, Inc	689
47,028		Interactive Brokers Group, Inc (Class A)	3,162
400,659		IntercontinentalExchange Group, Inc	29,056
11,369	*	INTL FCStone, Inc	485
270,619		Invesco Ltd	8,662
81,478		Invesco Mortgage Capital, Inc	1,335
24,759		Investment Technology Group, Inc	489
7,773	e	KKR Real Estate Finance Trust, Inc	156
49,496		Ladder Capital Corp	746
73,441		Ladenburg Thalmann Financial Services, Inc	240
76,930		Lazard Ltd (Class A)	4,043
62,850		Legg Mason, Inc	2,555
214,482	*	LendingClub Corp	751
234,584		Leucadia National Corp	5,332
63,483		LPL Financial Holdings, Inc	3,877
26,319		MarketAxess Holdings, Inc	5,723
6,533		Marlin Business Services Corp	185
5,352		Medley Management, Inc	30
280,832		MFA Mortgage Investments, Inc	2,115
18,185		Moelis & Co	925
116,245		Moody’s Corp	18,750
885,640		Morgan Stanley	47,789
13,834		Morningstar, Inc	1,321
63,518		MSCI, Inc (Class A)	9,494
34,047		MTGE Investment Corp	609
81,850		NASDAQ OMX Group, Inc	7,057
166,451		Navient Corp	2,184
14,990		Nelnet, Inc (Class A)	786
213,603		New Residential Investment Corp	3,514
75,449	e	New York Mortgage Trust, Inc	447
22,218	*,†,m	NewStar Financial, Inc	11
144,365		Northern Trust Corp	14,888
40,173		OM Asset Management plc	633
36,046	*	On Deck Capital, Inc	201
38,494	*	OneMain Holdings, Inc	1,152
7,363		Oppenheimer Holdings, Inc	190
23,694	e	Orchid Island Capital, Inc	175
6,966	e	Owens Realty Mortgage, Inc	102
47,765		PennyMac Mortgage Investment Trust	861
17,372		Pico Holdings, Inc	199
10,272		Piper Jaffray Cos	853
13,025		PJT Partners, Inc	653
33,753	*,e	PRA Group, Inc	1,283
9,591		Pzena Investment Management, Inc (Class A)	107
86,900		Raymond James Financial, Inc	7,770
17,345		Redwood Trust, Inc	268
8,577	*	Regional Management Corp	273
22,197		Resource Capital Corp	211
176,236		S&P Global, Inc	33,672
16,951	*	Safeguard Scientifics, Inc	208
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

104,294		Santander Consumer USA Holdings, Inc	$1,700
87,401		SEI Investments Co	6,547
5,338		Silvercrest Asset Management Group, Inc	81
313,613	*	SLM Corp	3,516
259,408		State Street Corp	25,871
47,909		Stifel Financial Corp	2,838
542,114		Synchrony Financial	18,177
164,445		T Rowe Price Group, Inc	17,755
205,091		TD Ameritrade Holding Corp	12,148
22,143		Tiptree Financial, Inc	141
7,897		TPG RE Finance Trust, Inc	157
125,580		Two Harbors Investment Corp	1,930
18,355	e	Virtu Financial, Inc	606
4,800		Virtus Investment Partners, Inc	594
123,112		Voya Financial, Inc	6,217
58,496	e	Waddell & Reed Financial, Inc (Class A)	1,182
28,538		Western Asset Mortgage Capital Corp	277
5,409		Westwood Holdings Group, Inc	306
84,317		WisdomTree Investments, Inc	773
4,248	*	World Acceptance Corp	447
10,497		ZAIS Financial Corp	159
		TOTAL DIVERSIFIED FINANCIALS	759,990

ENERGY - 5.4%
109,725	*	Abraxas Petroleum Corp	244
1,730		Adams Resources & Energy, Inc	75
388,004		Anadarko Petroleum Corp	23,439
110,226		Andeavor	11,084
134,201	*	Antero Resources Corp	2,664
274,941		Apache Corp	10,580
28,129	*,e	Approach Resources, Inc	73
9,586		Arch Coal, Inc	881
51,391		Archrock, Inc	450
20,832	*	Ardmore Shipping Corp	158
286,729		Baker Hughes a GE Co	7,962
12,272	*	Basic Energy Services, Inc	177
14,562	*	Bonanza Creek Energy, Inc	404
26,221	e	Bristow Group, Inc	341
33,520	*	C&J Energy Services, Inc	865
307,488		Cabot Oil & Gas Corp	7,374
16,011	*	Cactus, Inc	431
16,749	*,e	California Resources Corp	287
145,414	*,e	Callon Petroleum Co	1,925
15,028	*,e	CARBO Ceramics, Inc	109
45,074	*,e	Carrizo Oil & Gas, Inc	721
80,346	*	Centennial Resource Development, Inc	1,474
137,649	*	Cheniere Energy, Inc	7,357
435,982	*,e	Chesapeake Energy Corp	1,317
1,310,282		Chevron Corp	149,424
61,229		Cimarex Energy Co	5,725
96,211	*	Clean Energy Fuels Corp	159
54,879	*	Cloud Peak Energy, Inc	160
165,329	*	CNX Resources Corp	2,551
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

102,349	*	Concho Resources, Inc	$15,386
827,823		ConocoPhillips	49,082
20,666	*	CONSOL Energy, Inc	599
12,994	*	Contango Oil & Gas Co	46
64,271	*	Continental Resources, Inc	3,789
11,149	e	CVR Energy, Inc	337
56,457		Delek US Holdings, Inc	2,298
280,409	*,e	Denbury Resources, Inc	768
368,169		Devon Energy Corp	11,704
55,111		DHT Holdings, Inc	187
38,317	*,e	Diamond Offshore Drilling, Inc	562
70,230	*	Diamondback Energy, Inc	8,885
20,589	*	Dorian LPG Ltd	154
27,635	*	Dril-Quip, Inc	1,238
7,121	*	Earthstone Energy, Inc	72
61,180	*	Eclipse Resources Corp	88
70,571	*	Energen Corp	4,436
21,016	*	Energy XXI Gulf Coast, Inc	81
301,987	e	Ensco plc	1,326
400,349		EOG Resources, Inc	42,145
28,367	*,e	EP Energy Corp	38
158,565		EQT Corp	7,533
14,364	*	Era Group, Inc	134
17,517		Evolution Petroleum Corp	141
23,313	*	Exterran Corp	622
87,596	*,e	Extraction Oil & Gas, Inc	1,004
2,940,140	d	Exxon Mobil Corp	219,364
110,222	*,e	Fairmount Santrol Holdings, Inc	468
49,153	*	Forum Energy Technologies, Inc	541
36,662		Frank’s International NV	199
52,498	e	Frontline Ltd	233
15,611	*	FTS International, Inc	287
32,033	e	GasLog Ltd	527
74,944	*,e	Gastar Exploration, Inc	51
32,816	*	Gener8 Maritime, Inc	185
9,836	*	Geospace Technologies Corp	97
69,477	e	Golar LNG Ltd	1,901
26,945		Green Plains Renewable Energy, Inc	453
10,488		Gulf Island Fabrication, Inc	74
109,431	*	Gulfport Energy Corp	1,056
42,984	*	Halcon Resources Corp	209
10,340		Hallador Energy Co	71
613,238		Halliburton Co	28,785
100,808	*	Helix Energy Solutions Group, Inc	584
76,890	e	Helmerich & Payne, Inc	5,118
206,705		Hess Corp	10,463
21,135	*	HighPoint Resources Corp	107
127,243		HollyFrontier Corp	6,217
23,510	*	Independence Contract Drilling, Inc	89
20,967	*,e	International Seaways, Inc	369
823	*	Isramco, Inc	85
22,747	*,e	Jagged Peak Energy, Inc	321
22,628	*	Keane Group, Inc	335
7,122	*,e	Key Energy Services, Inc	83
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,319,140		Kinder Morgan, Inc	$19,866
139,280	*	Kosmos Energy LLC	877
117,588	*	Laredo Petroleum Holdings, Inc	1,024
29,366	*,e	Lilis Energy, Inc	117
5,616	*	Mammoth Energy Services, Inc	180
610,364		Marathon Oil Corp	9,845
334,242		Marathon Petroleum Corp	24,436
64,577	*	Matador Resources Co	1,931
19,934	*	Matrix Service Co	273
200,712	*	McDermott International, Inc	1,222
7,581	*	Midstates Petroleum Co, Inc	101
114,242	e	Murphy Oil Corp	2,952
203,104		Nabors Industries Ltd	1,420
256,371		National Oilwell Varco, Inc	9,437
9,713	*	Natural Gas Services Group, Inc	232
61,477	e	Navios Maritime Acq Corp	52
7,613	*,e	NCS Multistage Holdings, Inc	114
144,456	*	Newfield Exploration Co	3,528
63,344	*	Newpark Resources, Inc	513
63,005	*	Noble Corp plc	234
330,855		Noble Energy, Inc	10,025
68,002	e	Nordic American Tanker Shipping	132
170,623	*	Oasis Petroleum, Inc	1,382
534,314		Occidental Petroleum Corp	34,709
71,446		Oceaneering International, Inc	1,325
38,178	*	Oil States International, Inc	1,000
261,756		Oneok, Inc	14,899
26,237	*	Overseas Shipholding Group, Inc	75
29,983	*	Pacific Ethanol, Inc	90
10,734		Panhandle Oil and Gas, Inc (Class A)	207
23,180	*	Par Pacific Holdings, Inc	398
96,030	*	Parker Drilling Co	61
167,421	*	Parsley Energy, Inc	4,854
150,779		Patterson-UTI Energy, Inc	2,640
78,916		PBF Energy, Inc	2,675
47,717	*	PDC Energy, Inc	2,340
35,218		Peabody Energy Corp	1,285
10,090	*	Penn Virginia Corp	354
9,723	*	PHI, Inc	100
294,268		Phillips 66	28,226
42,944	*	Pioneer Energy Services Corp	116
118,885		Pioneer Natural Resources Co	20,422
17,508	*,e	ProPetro Holding Corp	278
173,948	*	Questar Market Resources, Inc	1,703
139,657	e	Range Resources Corp	2,031
27,182	*	Renewable Energy Group, Inc	348
15,559	*,e	Resolute Energy Corp	539
4,186	*	Rex American Resources Corp	305
9,601	*	RigNet, Inc	131
32,471	*	Ring Energy, Inc	466
83,867	*	Rowan Cos plc	968
42,512	e	RPC, Inc	766
95,255	*	RSP Permian, Inc	4,466
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,286	*,e	Sanchez Energy Corp	$98
24,071	*	SandRidge Energy, Inc	349
966,267		Schlumberger Ltd	62,595
121,758		Scorpio Tankers, Inc	239
11,768	*	SEACOR Holdings, Inc	601
11,831	*	SEACOR Marine Holdings, Inc	225
6,869	*,e	Select Energy Services, Inc	87
48,551	e	SemGroup Corp	1,039
45,041	e	Ship Finance International Ltd	644
4,694	*	SilverBow Resources, Inc	137
80,594		SM Energy Co	1,453
12,316	*,e	Smart Sand, Inc	72
6,855	*	Solaris Oilfield Infrastructure, Inc	114
278,863	*	Southwestern Energy Co	1,207
143,792	*	SRC Energy, Inc	1,356
13,911	*	Stone Energy Corp	516
111,107	*	Superior Energy Services	937
141,390		Targa Resources Investments, Inc	6,221
36,192	e	Teekay Corp	293
85,424	e	Teekay Tankers Ltd (Class A)	102
39,279	*,e	Tellurian, Inc	283
32,701	*	Tetra Technologies, Inc	123
283,324	*,e	Transocean Ltd (NYSE)	2,805
57,191	*	Ultra Petroleum Corp	238
36,980	*	Unit Corp	731
95,169	*,e	Uranium Energy Corp	125
58,687	e	US Silica Holdings Inc	1,498
303,023		Valero Energy Corp	28,111
14,396	*	W&T Offshore, Inc	64
643,511	*,e	Weatherford International Ltd	1,474
65,205	*	Whiting Petroleum Corp	2,207
13,341	*,e	WildHorse Resource Development Corp	255
581,180		Williams Cos, Inc	14,448
49,281		World Fuel Services Corp	1,210
284,313	*	WPX Energy, Inc	4,202
		TOTAL ENERGY	1,023,067

FOOD & STAPLES RETAILING - 1.2%
19,849		Andersons, Inc	657
22,168		Casey’s General Stores, Inc	2,433
14,374	*	Chefs’ Warehouse Holdings, Inc	331
710,678		CVS Health Corp	44,211
10,217		Ingles Markets, Inc (Class A)	346
632,171		Kroger Co	15,134
6,410	*	Natural Grocers by Vitamin C	46
70,016	*	Performance Food Group Co	2,090
14,866		Pricesmart, Inc	1,242
763,555	*,e	Rite Aid Corp	1,283
17,661	*	Smart & Final Stores, Inc	98
27,344		Spartan Stores, Inc	471
72,919	*	Sprouts Farmers Market, Inc	1,711
27,415	*,e	SUPERVALU, Inc	417
337,446		Sysco Corp	20,233
36,929	*	United Natural Foods, Inc	1,586
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

144,258	*	US Foods Holding Corp	$4,727
4,843		Village Super Market (Class A)	128
595,459		Walgreens Boots Alliance, Inc	38,985
993,726		Wal-Mart Stores, Inc	88,412
4,684		Weis Markets, Inc	192
		TOTAL FOOD & STAPLES RETAILING	224,733

FOOD, BEVERAGE & TOBACCO - 4.1%
2,319		Alico, Inc	63
1,328,677		Altria Group, Inc	82,803
382,570		Archer Daniels Midland Co	16,592
48,393	e	B&G Foods, Inc (Class A)	1,147
63,616	*	Blue Buffalo Pet Products, Inc	2,533
5,887	*	Boston Beer Co, Inc (Class A)	1,113
38,532		Brown-Forman Corp	2,055
156,206		Brown-Forman Corp (Class B)	8,498
92,994		Bunge Ltd	6,876
11,455	e	Calavo Growers, Inc	1,056
22,629	*	Cal-Maine Foods, Inc	989
128,062	e	Campbell Soup Co	5,546
61,868	*,e	Castle Brands, Inc	77
3,092		Coca-Cola Bottling Co Consolidated	534
2,664,718		Coca-Cola Co	115,728
276,572		ConAgra Foods, Inc	10,200
111,540		Constellation Brands, Inc (Class A)	25,422
302,140		Costco Wholesale Corp	56,932
7,653	*	Craft Brewers Alliance, Inc	142
118,243	*	Darling International, Inc	2,046
65,223		Dean Foods Co	562
126,157		Dr Pepper Snapple Group, Inc	14,934
5,320	*	Farmer Bros Co	161
96,600		Flowers Foods, Inc	2,112
11,340		Fresh Del Monte Produce, Inc	513
15,781	*,e	Freshpet, Inc	260
395,124		General Mills, Inc	17,804
73,323	*	Hain Celestial Group, Inc	2,351
95,764		Hershey Co	9,477
193,543	e	Hormel Foods Corp	6,642
57,996	*	Hostess Brands, Inc	858
46,997		Ingredion, Inc	6,059
10,369		J&J Snack Foods Corp	1,416
78,341		J.M. Smucker Co	9,715
5,780		John B. Sanfilippo & Son, Inc	335
169,417		Kellogg Co	11,014
413,294		Kraft Heinz Co	25,744
93,729		Lamb Weston Holdings, Inc	5,457
13,060		Lancaster Colony Corp	1,608
19,323	*	Landec Corp	252
3,603	*	Lifeway Foods, Inc	22
8,386		Limoneira Co	199
81,380		McCormick & Co, Inc	8,658
9,193	e	MGP Ingredients, Inc	824
124,267		Molson Coors Brewing Co (Class B)	9,361
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

997,993		Mondelez International, Inc	$41,646
288,410	*	Monster Beverage Corp	16,500
8,574	e	National Beverage Corp	763
990,864		PepsiCo, Inc	108,153
1,077,311		Philip Morris International, Inc	107,085
39,140		Pilgrim’s Pride Corp	963
85,273		Pinnacle Foods, Inc	4,613
47,135	*	Post Holdings, Inc	3,571
18,742	*	Primo Water Corp	219
14,731		Sanderson Farms, Inc	1,753
192		Seaboard Corp	819
5,451	*	Seneca Foods Corp	151
10,981	e	Tootsie Roll Industries, Inc	323
40,066	*	TreeHouse Foods, Inc	1,533
4,760		Turning Point Brands, Inc	93
194,482		Tyson Foods, Inc (Class A)	14,234
17,023		Universal Corp	826
48,193	e	Vector Group Ltd	983
		TOTAL FOOD, BEVERAGE & TOBACCO	780,918

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
5,996	*,e	AAC Holdings, Inc	69
16,111		Abaxis, Inc	1,138
1,176,507		Abbott Laboratories	70,496
28,689	*	Abiomed, Inc	8,348
56,824	*,e	Acadia Healthcare Co, Inc	2,226
58,290	*	Accuray, Inc	291
20,426		Aceto Corp	155
5,501	*	Addus HomeCare Corp	268
219,198		Aetna Inc	37,044
55,158	*	Align Technology, Inc	13,852
133,589	*	Allscripts Healthcare Solutions, Inc	1,650
9,240	*	Almost Family, Inc	517
20,714	*	Amedisys, Inc	1,250
6,596	*,e	American Renal Associates Holdings, Inc	124
108,196		AmerisourceBergen Corp	9,328
23,848	*	AMN Healthcare Services, Inc	1,353
9,253		Analogic Corp	887
26,107	*	Angiodynamics, Inc	450
10,943	*	Anika Therapeutics, Inc	544
104,354	*,e	Antares Pharma, Inc	230
177,222		Anthem, Inc	38,936
24,349	*	athenahealth, Inc	3,483
22,609	*	AtriCure, Inc	464
1,019		Atrion Corp	643
18,090	*,e	AxoGen, Inc	660
346,498		Baxter International, Inc	22,536
182,975		Becton Dickinson & Co	39,651
86,257	*,e	BioScrip, Inc	212
19,708	*	BioTelemetry, Inc	612
938,346	*	Boston Scientific Corp	25,636
135,933	*	Brookdale Senior Living, Inc	912
25,974		Cantel Medical Corp	2,894
19,478	*	Capital Senior Living Corp	209
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

219,683		Cardinal Health, Inc	$13,770
23,626	*	Cardiovascular Systems, Inc	518
45,319	*,e	Castlight Health, Inc	165
116,521	*	Centene Corp	12,453
200,098	*	Cerner Corp	11,606
71,510	*	Cerus Corp	392
10,898		Chemed Corp	2,974
166,404		Cigna Corp	27,913
11,529	*	Civitas Solutions, Inc	178
68,750	*,e	Community Health Systems, Inc	272
8,700	e	Computer Programs & Systems, Inc	254
27,401	*,e	ConforMIS, Inc	40
19,875		Conmed Corp	1,259
34,668		Cooper Cos, Inc	7,932
55,618	*,e	Corindus Vascular Robotics, Inc	76
7,512	*	Corvel Corp	380
19,227	*	Cotiviti Holdings, Inc	662
25,224	*	Cross Country Healthcare, Inc	280
23,064	*	CryoLife, Inc	462
10,004	*	Cutera, Inc	503
429,710		Danaher Corp	42,073
104,674	*	DaVita, Inc	6,902
162,210		Dentsply Sirona, Inc	8,161
60,646	*,e	DexCom, Inc	4,497
34,269	*	Diplomat Pharmacy, Inc	691
142,058	*	Edwards Lifesciences Corp	19,820
62,923		Encompass Health Corp	3,597
59,131	*	Endologix, Inc	250
35,447		Ensign Group, Inc	932
84,226	*	Envision Healthcare Corp	3,237
27,704	*,e	Evolent Health, Inc	395
390,165	*	Express Scripts Holding Co	26,953
4,418	*	FONAR Corp	132
28,070	*,e	Genesis Health Care, Inc	42
30,765	*,e	GenMark Diagnostics, Inc	167
20,642	*,e	Glaukos Corp	636
39,036	*	Globus Medical, Inc	1,945
36,085	*	Haemonetics Corp	2,640
33,829	*	Halyard Health, Inc	1,559
195,828		HCA Holdings, Inc	18,995
35,870	*	HealthEquity, Inc	2,172
18,780		HealthStream, Inc	466
114,182	*	Henry Schein, Inc	7,674
4,605	*	Heska Corp	364
47,607		Hill-Rom Holdings, Inc	4,142
60,877	*	HMS Holdings Corp	1,025
199,868	*	Hologic, Inc	7,467
95,289		Humana, Inc	25,617
10,885	*	ICU Medical, Inc	2,747
59,502	*	Idexx Laboratories, Inc	11,388
12,244	*	Inogen Inc	1,504
43,464	*,e	Inovalon Holdings, Inc	461
41,898	*	Insulet Corp	3,632
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,691	*	Integer Holding Corp	$1,283
44,740	*	Integra LifeSciences Holdings Corp	2,476
77,717	*	Intuitive Surgical, Inc	32,084
23,110	e	Invacare Corp	402
9,800	*	iRhythm Technologies, Inc	617
29,171	*	K2M Group Holdings, Inc	553
61,383	*	Kindred Healthcare, Inc	562
69,963	*	Laboratory Corp of America Holdings	11,316
18,233	*	Lantheus Holdings, Inc	290
9,523		LeMaitre Vascular, Inc	345
11,372	*	LHC Group, Inc	700
26,991	*	LifePoint Hospitals, Inc	1,269
27,985	*	LivaNova plc	2,477
16,931	*	Magellan Health Services, Inc	1,813
32,408	*	Masimo Corp	2,850
145,466		McKesson Corp	20,492
40,701	*	Medidata Solutions, Inc	2,556
66,129	*	MEDNAX, Inc	3,679
940,756		Medtronic plc	75,467
31,965		Meridian Bioscience, Inc	454
35,220	*	Merit Medical Systems, Inc	1,597
31,755	*	Molina Healthcare, Inc	2,578
12,716	*,e	NantHealth, Inc	39
7,753		National Healthcare Corp	462
5,598		National Research Corp	164
24,197	*	Natus Medical, Inc	814
35,733	*	Neogen Corp	2,394
19,942	*	Nevro Corp	1,728
41,426	*	Novocure Ltd	903
36,380	*	NuVasive, Inc	1,899
45,234	*	NxStage Medical, Inc	1,124
6,699	*,e	Obalon Therapeutics, Inc	23
26,681	*	Omnicell, Inc	1,158
40,487	*	OraSure Technologies, Inc	684
12,159	*	Orthofix International NV	715
43,714		Owens & Minor, Inc	680
14,688	*	Oxford Immunotec Global plc	183
57,408		Patterson Cos, Inc	1,276
21,136	*,e	Penumbra, Inc	2,444
5,304	*,e	PetIQ, Inc	141
33,935	*	Premier, Inc	1,062
8,662	*	Providence Service Corp	599
6,666	*,e	Pulse Biosciences, Inc	90
37,773	*	Quality Systems, Inc	516
92,408		Quest Diagnostics, Inc	9,269
20,943	*	Quidel Corp	1,085
18,147	*,e	Quotient Ltd	85
72,154	*	R1 RCM, Inc	515
25,914	*	RadNet, Inc	373
93,908		Resmed, Inc	9,247
37,335	*,e	Rockwell Medical, Inc	194
38,631	*	RTI Biologics, Inc	178
77,335	*	Select Medical Holdings Corp	1,334
10,185	*,e	Sientra, Inc	98
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,680		Simulations Plus, Inc	$113
26,141	*	Staar Surgical Co	387
59,349		STERIS Plc	5,541
234,852		Stryker Corp	37,792
13,353	*,e	Surgery Partners, Inc	229
10,275	*	SurModics, Inc	391
6,560	*	Tabula Rasa HealthCare, Inc	255
6,719	*,e	Tactile Systems Technology, Inc	214
38,788	*,e	Teladoc, Inc	1,563
29,977		Teleflex, Inc	7,644
59,665	*,e	Tenet Healthcare Corp	1,447
26,395	*	Tivity Health, Inc	1,047
18,039	*	Triple-S Management Corp (Class B)	472
665,131		UnitedHealth Group, Inc	142,338
62,113		Universal Health Services, Inc (Class B)	7,355
9,158		US Physical Therapy, Inc	745
2,349		Utah Medical Products, Inc	232
27,229	*	Varex Imaging Corp	974
61,190	*	Varian Medical Systems, Inc	7,505
70,240	*	Veeva Systems, Inc	5,129
19,827	*,e	ViewRay, Inc	127
11,543	*,e	Viveve Medical, Inc	42
20,093	*	Vocera Communications, Inc	471
31,751	*	WellCare Health Plans, Inc	6,148
51,937		West Pharmaceutical Services, Inc	4,586
76,096	*,e	Wright Medical Group NV	1,510
140,781		Zimmer Biomet Holdings, Inc	15,351
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,038,384

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
7,431	*	Central Garden & Pet Co	320
24,471	*	Central Garden and Pet Co (Class A)	969
167,255		Church & Dwight Co, Inc	8,423
88,640		Clorox Co	11,799
594,358		Colgate-Palmolive Co	42,604
303,286		Coty, Inc	5,550
41,449	*	Edgewell Personal Care Co	2,024
15,146	*	elf Beauty, Inc	293
44,546		Energizer Holdings, Inc	2,654
153,041		Estee Lauder Cos (Class A)	22,913
39,823	*,e	Herbalife Ltd	3,882
81,882	*	HRG Group, Inc	1,350
12,258		Inter Parfums, Inc	578
245,566		Kimberly-Clark Corp	27,044
7,966		Medifast, Inc	744
5,685	e	Natural Health Trends Corp	108
5,868		Nature’s Sunshine Products, Inc	65
36,417		Nu Skin Enterprises, Inc (Class A)	2,684
3,981		Oil-Dri Corp of America	160
6,476	e	Orchids Paper Products Co	53
1,752,765		Procter & Gamble Co	138,959
8,319	*	Revlon, Inc (Class A)	171
17,796	e	Spectrum Brands, Inc	1,846
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

8,349	*	USANA Health Sciences, Inc	$717
9,183		WD-40 Co	1,209
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	277,119

INSURANCE - 4.2%
532,046		Aflac, Inc	23,282
10,673		Alleghany Corp	6,558
246,006		Allstate Corp	23,321
32,424	*	AMBAC Financial Group, Inc	508
61,796		American Equity Investment Life Holding Co	1,814
49,160		American Financial Group, Inc	5,517
628,604		American International Group, Inc	34,209
5,469		American National Insurance Co	640
13,468		Amerisafe, Inc	744
61,882	e	Amtrust Financial Services, Inc	762
171,666		Aon plc	24,090
82,527	*	Arch Capital Group Ltd	7,063
24,041		Argo Group International Holdings Ltd	1,380
127,528		Arthur J. Gallagher & Co	8,765
43,239		Aspen Insurance Holdings Ltd	1,939
38,716		Assurant, Inc	3,539
87,044		Assured Guaranty Ltd	3,151
81,541	*	Athene Holding Ltd	3,898
8,461	*	Atlas Financial Holdings, Inc	88
58,873		Axis Capital Holdings Ltd	3,389
6,904		Baldwin & Lyons, Inc (Class B)	152
1,334,970	*	Berkshire Hathaway, Inc (Class B)	266,300
4,749		Blue Capital Reinsurance Holdings Ltd	58
50,784	*	Brighthouse Financial, Inc	2,610
144,728		Brown & Brown, Inc	3,682
319,890		Chubb Ltd	43,751
102,852		Cincinnati Financial Corp	7,638
32,879	*,e	Citizens, Inc (Class A)	241
17,827		CNA Financial Corp	880
123,157		Conseco, Inc	2,669
11,609		Crawford & Co (Class B)	95
7,812		Donegal Group, Inc (Class A)	123
11,930	*	eHealth, Inc	171
6,754		EMC Insurance Group, Inc	183
23,170		Employers Holdings, Inc	937
8,013	*	Enstar Group Ltd	1,685
17,977		Erie Indemnity Co (Class A)	2,115
29,074		Everest Re Group Ltd	7,467
7,071		FBL Financial Group, Inc (Class A)	490
10,321		Federated National Holding Co	163
67,815		First American Financial Corp	3,979
187,960		FNF Group	7,522
339,186	*	Genworth Financial, Inc (Class A)	960
6,929		Global Indemnity Ltd	239
20,683	*	Greenlight Capital Re Ltd (Class A)	332
7,438	*	Hallmark Financial Services	66
30,826		Hanover Insurance Group, Inc	3,634
250,070		Hartford Financial Services Group, Inc	12,884
5,533	e	HCI Group, Inc	211
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

8,194	*,e	Health Insurance Innovations, Inc	$237
18,411	e	Heritage Insurance Holdings, Inc	279
29,606		Horace Mann Educators Corp	1,266
5,237		Independence Holding Co	187
7,783		Infinity Property & Casualty Corp	921
1,119		Investors Title Co	224
12,617		James River Group Holdings Ltd	448
28,739		Kemper Corp	1,638
7,037		Kingstone Cos, Inc	118
10,502		Kinsale Capital Group, Inc	539
154,642		Lincoln National Corp	11,298
190,008		Loews Corp	9,449
48,335		Maiden Holdings Ltd	314
9,220	*	Markel Corp	10,790
357,583		Marsh & McLennan Cos, Inc	29,533
10,660	*,e	MBIA, Inc	99
20,342		Mercury General Corp	933
630,473		Metlife, Inc	28,932
35,673		National General Holdings Corp	867
1,551		National Western Life Group, Inc	473
15,353		Navigators Group, Inc	885
7,308	*	NI Holdings, Inc	122
172,585		Old Republic International Corp	3,702
27,126		Primerica, Inc	2,620
184,832		Principal Financial Group	11,258
37,307		ProAssurance Corp	1,811
397,851		Progressive Corp	24,241
296,915		Prudential Financial, Inc	30,746
45,889		Reinsurance Group of America, Inc (Class A)	7,067
28,612		RenaissanceRe Holdings Ltd	3,963
27,824		RLI Corp	1,764
11,093		Safety Insurance Group, Inc	852
42,211		Selective Insurance Group, Inc	2,562
11,039		State Auto Financial Corp	315
15,315		Stewart Information Services Corp	673
51,271	*	Third Point Reinsurance Ltd	715
76,067		Torchmark Corp	6,403
191,841		Travelers Cos, Inc	26,639
15,868	*,e	Trupanion, Inc	474
16,104		United Fire & Casualty Co	771
12,682		United Insurance Holdings Corp	243
22,402		Universal Insurance Holdings, Inc	715
153,551		UnumProvident Corp	7,311
55,625		Validus Holdings Ltd	3,752
59,812		W.R. Berkley Corp	4,348
2,317		White Mountains Insurance Group Ltd	1,906
88,137		Willis Towers Watson plc	13,414
168,527		XL Group Ltd	9,313
		TOTAL INSURANCE	793,024

MATERIALS - 3.3%
20,886		A. Schulman, Inc	898
15,014		Advanced Emissions Solutions, Inc	171
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

22,501	*	AdvanSix, Inc	$783
16,379	*,e	AgroFresh Solutions, Inc	120
147,204		Air Products & Chemicals, Inc	23,410
228,124	*,e	AK Steel Holding Corp	1,033
79,222		Albemarle Corp	7,347
122,406		Alcoa Corp	5,503
78,013	*,e	Allegheny Technologies, Inc	1,847
20,501		American Vanguard Corp	414
4,440		Ampco-Pittsburgh Corp	40
43,141		Aptargroup, Inc	3,875
13,288		Ardagh Group S.A.	248
43,629		Ashland Global Holdings, Inc	3,045
62,843		Avery Dennison Corp	6,677
153,684	*	Axalta Coating Systems Ltd	4,640
23,190		Balchem Corp	1,896
248,833		Ball Corp	9,881
66,316		Bemis Co, Inc	2,886
91,892	*	Berry Plastics Group, Inc	5,037
27,727		Boise Cascade Co	1,070
43,691		Cabot Corp	2,434
24,233		Carpenter Technology Corp	1,069
95,524		Celanese Corp (Series A)	9,572
36,798	*	Century Aluminum Co	609
154,694		CF Industries Holdings, Inc	5,837
5,158		Chase Corp	601
119,808		Chemours Co	5,836
11,678	*	Clearwater Paper Corp	457
213,712	*,e	Cleveland-Cliffs, Inc	1,485
119,550	*	Coeur Mining, Inc	956
83,562		Commercial Metals Co	1,710
22,798	e	Compass Minerals International, Inc	1,375
5,367		Core Molding Technologies, Inc	96
89,223	*	Crown Holdings, Inc	4,528
45,300		Domtar Corp	1,927
1,618,359		DowDuPont, Inc	103,106
34,107		Eagle Materials, Inc	3,515
97,831		Eastman Chemical Co	10,329
176,824		Ecolab, Inc	24,237
60,041	*	Ferro Corp	1,394
47,286	*,m	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	248
89,953		FMC Corp	6,888
943,540	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	16,578
17,819		FutureFuel Corp	214
48,995	*	GCP Applied Technologies, Inc	1,423
39,231	*	Gold Resource Corp	177
224,514		Graphic Packaging Holding Co	3,446
3,993		Greif, Inc	233
18,292		Greif, Inc (Class A)	956
34,325		H.B. Fuller Co	1,707
7,923		Hawkins, Inc	279
9,402		Haynes International, Inc	349
283,752		Hecla Mining Co	1,041
143,018		Huntsman Corp	4,183
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

30,403	*	Ingevity Corp	$2,240
14,138		Innophos Holdings, Inc	569
17,291		Innospec, Inc	1,186
52,461		International Flavors & Fragrances, Inc	7,182
287,694		International Paper Co	15,372
67,354	*,e	Intrepid Potash, Inc	245
12,178		Kaiser Aluminum Corp	1,229
62,146		Kapstone Paper and Packaging Corp	2,132
125,028	*,e	Klondex Mines Ltd	294
7,156		KMG Chemicals, Inc	429
15,231	*	Koppers Holdings, Inc	626
21,628	*	Kraton Polymers LLC	1,032
14,288		Kronos Worldwide, Inc	323
104,108		Louisiana-Pacific Corp	2,995
15,120	*,e	LSB Industries, Inc	93
226,878		LyondellBasell Industries AF S.C.A	23,976
45,253		Martin Marietta Materials, Inc	9,381
14,781		Materion Corp	755
17,584		Minerals Technologies, Inc	1,177
303,165		Monsanto Co	35,376
255,239		Mosaic Co	6,197
18,118		Myers Industries, Inc	383
10,909		Neenah Paper, Inc	855
4,153		NewMarket Corp	1,668
382,185		Newmont Mining Corp	14,932
224,015		Nucor Corp	13,685
119,149		Olin Corp	3,621
6,559		Olympic Steel, Inc	135
32,453	*	Omnova Solutions, Inc	341
90,414	*	Owens-Illinois, Inc	1,958
66,961		Packaging Corp of America	7,547
32,454		PH Glatfelter Co	666
159,281	*	Platform Specialty Products Corp	1,534
58,890		PolyOne Corp	2,504
180,622		PPG Industries, Inc	20,157
20,162	*	PQ Group Holdings, Inc	282
199,630		Praxair, Inc	28,807
9,399		Quaker Chemical Corp	1,392
31,957	e	Rayonier Advanced Materials, Inc	686
50,286		Reliance Steel & Aluminum Co	4,312
41,577		Royal Gold, Inc	3,570
94,890		RPM International, Inc	4,523
8,418	*	Ryerson Holding Corp	69
19,399		Schnitzer Steel Industries, Inc (Class A)	628
9,187		Schweitzer-Mauduit International, Inc	360
30,897	e	Scotts Miracle-Gro Co (Class A)	2,649
126,662		Sealed Air Corp	5,420
31,821		Sensient Technologies Corp	2,246
57,658		Sherwin-Williams Co	22,609
33,157		Silgan Holdings, Inc	923
69,011		Sonoco Products Co	3,347
46,208	e	Southern Copper Corp (NY)	2,504
168,984		Steel Dynamics, Inc	7,473
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

14,267		Stepan Co	$1,187
78,354	*	Summit Materials, Inc	2,373
48,451	*	SunCoke Energy, Inc	521
207,059		Tahoe Resources, Inc	971
29,755	*,e	TimkenSteel Corp	452
15,246	*	Trecora Resources	207
19,671		Tredegar Corp	353
31,587		Trinseo S.A.	2,339
47,159		Tronox Ltd	870
4,630	*	UFP Technologies, Inc	137
1,357		United States Lime & Minerals, Inc	99
113,186		United States Steel Corp	3,983
11,048	*,e	US Concrete, Inc	667
16,839		Valhi, Inc	102
120,028		Valvoline, Inc	2,656
22,885	*	Verso Corp	385
90,183		Vulcan Materials Co	10,296
11,178	e	Warrior Met Coal, Inc	313
24,489		Westlake Chemical Corp	2,722
170,131		WestRock Co	10,917
31,289	*	Worthington Industries, Inc	1,343
48,393		WR Grace and Co	2,963
		TOTAL MATERIALS	620,067

MEDIA - 2.5%
39,663	e	AMC Entertainment Holdings, Inc	557
27,567	*	AMC Networks, Inc	1,425
3,422		Cable One, Inc	2,351
229,939		CBS Corp (Class B)	11,817
		Central European Media Enterprises Ltd (Class A)
57,360	*,e	(NASDAQ)	241
122,556	*	Charter Communications, Inc	38,142
76,895	e	Cinemark Holdings, Inc	2,897
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	137
10,504	*,e	Cogint, Inc	26
3,221,135		Comcast Corp (Class A)	110,066
772	*,e	Daily Journal Corp	176
111,235	*,e	Discovery Communications, Inc (Class A)	2,384
211,266	*	Discovery Communications, Inc (Class C)	4,124
158,597	*	DISH Network Corp (Class A)	6,009
11,002	e	Emerald Expositions Events, Inc	214
88,350	e	Entercom Communications Corp (Class A)	853
50,932		Entravision Communications Corp (Class A)	239
20,620	*,e	Eros International plc	225
42,935		EW Scripps Co (Class A)	515
86,657		Gannett Co, Inc	865
56,236	*	GCI Liberty, Inc	2,973
46,930	*	Gray Television, Inc	596
11,523	*	Hemisphere Media Group, Inc	130
42,177	*	Imax Corp	810
256,720		Interpublic Group of Cos, Inc	5,912
31,321		John Wiley & Sons, Inc (Class A)	1,995
7,655	*	Liberty Braves Group (Class A)	174
25,374	*	Liberty Braves Group (Class C)	579
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

17,476	*	Liberty Broadband Corp (Class A)	$1,482
74,265	*	Liberty Broadband Corp (Class C)	6,364
15,619	*	Liberty Media Group (Class A)	457
123,792	*,e	Liberty Media Group (Class C)	3,819
64,398	*	Liberty SiriusXM Group (Class A)	2,647
115,843	*	Liberty SiriusXM Group (Class C)	4,732
37,150	e	Lions Gate Entertainment Corp (Class A)	960
71,817		Lions Gate Entertainment Corp (Class B)	1,729
96,974	*	Live Nation, Inc	4,087
9,932	*	Loral Space & Communications, Inc	414
13,200	*	Madison Square Garden Co	3,245
37,799	*	MDC Partners, Inc	272
27,920		Meredith Corp	1,502
43,336	*	MSG Networks, Inc	979
46,358		National CineMedia, Inc	241
36,183		New Media Investment Group, Inc	620
89,935		New York Times Co (Class A)	2,167
268,456		News Corp	4,242
86,319		News Corp (Class B)	1,390
31,898		Nexstar Broadcasting Group, Inc (Class A)	2,121
159,145		Omnicom Group, Inc	11,565
12,373	*	Reading International, Inc	206
1,728	*,m	Rovi Guides, Inc	6
3,161		Saga Communications, Inc	118
7,701		Salem Communications	28
19,984		Scholastic Corp	776
51,858	e	Sinclair Broadcast Group, Inc (Class A)	1,623
1,052,096	e	Sirius XM Holdings, Inc	6,565
156,124		TEGNA, Inc	1,778
539,214		Time Warner, Inc	50,999
5,104		Townsquare Media, Inc	40
52,414		Tribune Co	2,123
15,283	*	tronc, Inc	251
718,061		Twenty-First Century Fox, Inc	26,346
298,587		Twenty-First Century Fox, Inc (Class B)	10,860
7,706	e	Viacom, Inc	305
233,649		Viacom, Inc (Class B)	7,257
1,044,434		Walt Disney Co	104,903
15,148	*,e	WideOpenWest, Inc	108
27,047	e	World Wrestling Entertainment, Inc (Class A)	974
		TOTAL MEDIA	466,733

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
1,104,975		AbbVie, Inc	104,586
18,729	*,e	Abeona Therapeutics, Inc	269
70,913	*,e	Acadia Pharmaceuticals, Inc	1,593
18,841	*,e	Accelerate Diagnostics, Inc	431
22,847	*	Acceleron Pharma, Inc	893
21,294	*,e	Achaogen, Inc	276
86,253	*	Achillion Pharmaceuticals, Inc	320
14,790	*,e	Aclaris Therapeutics, Inc	259
31,389	*	Acorda Therapeutics, Inc	742
12,735	*,e	Adamas Pharmaceuticals, Inc	304
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

26,641	*,e	Aduro Biotech, Inc	$248
26,299	*,e	Advaxis, Inc	44
21,807	*,e	Aerie Pharmaceuticals, Inc	1,183
56,789	*,e	Agenus, Inc	267
223,758		Agilent Technologies, Inc	14,969
30,271	*,e	Agios Pharmaceuticals, Inc	2,476
25,712	*,e	Aimmune Therapeutics, Inc	818
10,845	*,e	Akcea Therapeutics, Inc	278
26,366	*	Akebia Therapeutics, Inc	251
64,824	*	Akorn, Inc	1,213
34,164	*,e	Alder Biopharmaceuticals, Inc	434
152,165	*	Alexion Pharmaceuticals, Inc	16,960
110,420	*	Alkermes plc	6,400
235,392		Allergan plc	39,614
60,843	*	Alnylam Pharmaceuticals, Inc	7,246
25,493	*,e	AMAG Pharmaceuticals, Inc	514
500,490		Amgen, Inc	85,324
98,916	*	Amicus Therapeutics, Inc	1,488
25,774	*	Amphastar Pharmaceuticals, Inc	483
12,566	*,e	AnaptysBio, Inc	1,308
23,093	*	Anavex Life Sciences Corp	64
5,767	*	ANI Pharmaceuticals, Inc	336
29,050	*	Aratana Therapeutics, Inc	128
22,973	*	Ardelyx, Inc	116
23,307	*	Arena Pharmaceuticals, Inc	921
126,892	*	Array Biopharma, Inc	2,071
10,043	*	Assembly Biosciences, Inc	494
17,138	*,e	Asterias Biotherapeutics, Inc	25
17,368	*,e	Atara Biotherapeutics, Inc	677
52,762	*,e	Athersys, Inc	97
10,702	*	Audentes Therapeutics, Inc	322
19,343	*	Avexis, Inc	2,390
21,434	*,e	Axovant Sciences Ltd	29
19,950	*,e	Bellicum Pharmaceuticals, Inc	131
53,741	*,e	BioCryst Pharmaceuticals, Inc	256
146,919	*	Biogen Idec, Inc	40,229
7,175	*	Biohaven Pharmaceutical Holding Co Ltd	185
126,546	*	BioMarin Pharmaceutical, Inc	10,259
15,362	*	Bio-Rad Laboratories, Inc (Class A)	3,842
3,856	*	Biospecifics Technologies Corp	171
25,935		Bio-Techne Corp	3,917
56,186	*,e	BioTime, Inc	151
33,689	*	Bluebird Bio, Inc	5,752
28,144	*	Blueprint Medicines Corp	2,581
1,143,670		Bristol-Myers Squibb Co	72,337
76,600		Bruker BioSciences Corp	2,292
21,820	*	Calithera Biosciences, Inc	137
5,849	*,e	Calyxt, Inc	77
23,380	*	Cambrex Corp	1,223
19,366	*,e	Cara Therapeutics Inc	240
90,837	*	Catalent, Inc	3,730
50,782	*	Catalyst Pharmaceuticals, Inc	121
518,147	*	Celgene Corp	46,224
73,063	*	Celldex Therapeutics, Inc	170
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

34,386	*	Charles River Laboratories International, Inc	$3,670
18,304	*	ChemoCentryx, Inc	249
30,594	*	Chimerix, Inc	159
14,633	*,e	Clearside Biomedical, Inc	157
28,355	*	Clovis Oncology, Inc	1,497
23,538	*	Codexis, Inc	259
27,864	*	Coherus Biosciences, Inc	308
16,286	*,e	Collegium Pharmaceutical, Inc	416
11,239	*	Concert Pharmaceuticals Inc	257
18,652	*	Contatus Pharmaceuticals, Inc	109
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	200
65,375	*,e	Corcept Therapeutics, Inc	1,075
15,295	*,e	Corium International, Inc	175
6,717	*	Corvus Pharmaceuticals, Inc	77
84,568	*	Curis, Inc	55
30,153	*	Cytokinetics, Inc	217
21,311	*	CytomX Therapeutics, Inc	606
44,278	*,e	Depomed, Inc	292
27,246	*,e	Dermira, Inc	218
84,059	*	Durect Corp	180
35,256	*,e	Dynavax Technologies Corp	700
6,368	*,e	Eagle Pharmaceuticals, Inc	336
12,202	*	Edge Therapeutics, Inc	14
24,325	*,e	Editas Medicine, Inc	806
682,006		Eli Lilly & Co	52,767
24,015	*	Emergent Biosolutions, Inc	1,264
11,786	*	Enanta Pharmaceuticals, Inc	954
161,263	*	Endo International plc	958
27,058	*	Enzo Biochem, Inc	148
29,818	*	Epizyme, Inc	529
9,694	*	Esperion Thereapeutics, Inc	701
79,297	*,e	Exact Sciences Corp	3,198
189,826	*	Exelixis, Inc	4,205
24,636	*,e	Fate Therapeutics, Inc	240
42,613	*	FibroGen, Inc	1,969
19,800	*	Five Prime Therapeutics, Inc	340
19,463	*,e	Flexion Therapeutics Inc	436
20,851	*	Fluidigm Corp	122
24,951	*,e	Fortress Biotech, Inc	114
10,540	*,e	Foundation Medicine, Inc	830
5,695	*	G1 Therapeutics, Inc	211
20,661	*,e	Genocea Biosciences Inc	22
14,071	*	Genomic Health, Inc	440
114,325	*,e	Geron Corp	486
903,527		Gilead Sciences, Inc	68,117
26,450	*	Global Blood Therapeutics, Inc	1,278
79,065	*	Halozyme Therapeutics, Inc	1,549
32,353	*	Heron Therapeutics, Inc	893
118,653	*	Horizon Pharma plc	1,685
62,986	*,e	Idera Pharmaceuticals, Inc	116
100,279	*	Illumina, Inc	23,708
8,484	*,e	Immune Design Corp	28
65,469	*	Immunogen, Inc	689
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

69,521	*,e	Immunomedics, Inc	$1,016
53,162	*	Impax Laboratories, Inc	1,034
123,042	*	Incyte Corp	10,253
55,553	*	Innoviva, Inc	926
49,160	*,e	Inovio Pharmaceuticals, Inc	232
45,452	*	Insmed, Inc	1,024
17,481	*,e	Insys Therapeutics, Inc	106
10,757	*,e	Intellia Therapeutics, Inc	227
12,921	*,e	Intercept Pharmaceuticals, Inc	795
18,642	*	Intersect ENT, Inc	733
25,348	*	Intra-Cellular Therapies, Inc	534
39,434	*,e	Intrexon Corp	605
27,249	*,e	Invitae Corp	128
89,084	*,e	Ionis Pharmaceuticals, Inc	3,927
34,093	*	Iovance Biotherapeutics, Inc	576
113,005	*	IQVIA Holdings, Inc	11,087
95,014	*,e	Ironwood Pharmaceuticals, Inc	1,466
1,870,995		Johnson & Johnson	239,768
4,482	*,e	Jounce Therapeutics, Inc	100
5,857	*,e	Kala Pharmaceuticals, Inc	93
23,632	*	Karyopharm Therapeutics, Inc	317
59,203	*,e	Keryx Biopharmaceuticals, Inc	242
15,620	*	Kindred Biosciences Inc	135
10,057	*,e	Kura Oncology, Inc	189
12,410	*,e	La Jolla Pharmaceutical Co	370
19,506	*,e	Lannett Co, Inc	313
30,110	*,e	Lexicon Pharmaceuticals, Inc	258
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,436
14,417	*,e	Loxo Oncology, Inc	1,663
31,134		Luminex Corp	656
23,459	*	MacroGenics, Inc	590
72,043	*,e	Mallinckrodt plc	1,043
40,487	*,e	Matinas BioPharma Holdings, Inc	31
49,764	*,e	Medicines Co	1,639
22,034	*,e	MediciNova, Inc	225
5,025	*	Medpace Holdings, Inc	175
6,150	*,e	Melinta Therapeutics, Inc	46
9,058		Merrimack Pharmaceuticals, Inc	73
17,325	*	Mettler-Toledo International, Inc	9,962
75,041	*,e	MiMedx Group, Inc	523
18,922	*,e	Minerva Neurosciences, Inc	118
10,019	*	Miragen Therapeutics, Inc	70
53,355	*	Momenta Pharmaceuticals, Inc	968
370,268	*	Mylan NV	15,244
11,927	*	MyoKardia, Inc	582
46,607	*	Myriad Genetics, Inc	1,377
10,862	*	NanoString Technologies, Inc	82
22,232	*,e	NantKwest, Inc	86
19,889	*	Natera, Inc	184
97,897	*	Nektar Therapeutics	10,403
38,546	*,e	NeoGenomics, Inc	315
10,102	*,e	Neos Therapeutics, Inc	84
63,342	*	Neurocrine Biosciences, Inc	5,253
14,869	*,e	NewLink Genetics Corp	108
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

197,987	*,e	Novavax, Inc	$416
10,969	*	Novelion Therapeutics, Inc	38
19,320	*,e	Nymox Pharmaceutical Corp	82
13,115	*	Ocular Therapeutix, Inc	85
29,642	*,e	Omeros Corp	331
238,337	*,e	Opko Health, Inc	756
60,008	*,e	Organovo Holdings, Inc	62
18,209	*	Otonomy, Inc	76
4,292	*,e	Ovid therapeutics, Inc	30
55,440	*,e	Pacific Biosciences of California, Inc	114
28,237	*	Pacira Pharmaceuticals, Inc	880
17,330	*	Paratek Pharmaceuticals, Inc	225
120,653	*	PDL BioPharma, Inc	355
78,986		PerkinElmer, Inc	5,981
92,108		Perrigo Co plc	7,676
4,102,301		Pfizer, Inc	145,591
12,927		Phibro Animal Health Corp	513
24,527	*	Pieris Pharmaceuticals, Inc	167
36,240	*	Portola Pharmaceuticals, Inc	1,184
34,913	*	PRA Health Sciences, Inc	2,896
38,233	*	Prestige Brands Holdings, Inc	1,289
51,583	*,e	Progenics Pharmaceuticals, Inc	385
4,860	*	Protagonist Therapeutics, Inc	42
27,579	*,e	Prothena Corp plc	1,012
25,096	*	PTC Therapeutics, Inc	679
20,506	*	Puma Biotechnology, Inc	1,395
166,375	*	QIAGEN NV	5,376
8,205	*	Ra Pharmaceuticals, Inc	44
27,010	*,e	Radius Health, Inc	971
6,375	*,e	Reata Pharmaceuticals, Inc	131
8,471	*	Recro Pharma, Inc	93
55,147	*	Regeneron Pharmaceuticals, Inc	18,990
19,715	*	REGENXBIO, Inc	589
24,847	*	Repligen Corp	899
25,726	*	Retrophin, Inc	575
15,494	*	Revance Therapeutics, Inc	477
6,147	*,e	Rhythm Pharmaceuticals, Inc	122
86,450	*	Rigel Pharmaceuticals, Inc	306
28,996	*	Sage Therapeutics, Inc	4,670
52,234	*	Sangamo Biosciences, Inc	992
37,245	*,e	Sarepta Therapeutics, Inc	2,759
1,899,969	*	Schering-Plough Corp	103,491
70,004	*	Seattle Genetics, Inc	3,664
8,829	*,e	Selecta Biosciences, Inc	90
13,345	*,e	Seres Therapeutics, Inc	98
16,648	*,e	Spark Therapeutics, Inc	1,109
56,104	*	Spectrum Pharmaceuticals, Inc	903
12,168	*	Stemline Therapeutics, Inc	186
14,983	*	Strongbridge Biopharma plc	133
34,621	*	Supernus Pharmaceuticals, Inc	1,586
6,983	*	Syndax Pharmaceuticals, Inc	99
39,474	*	Syneos Health, Inc	1,401
164,107	*,e	Synergy Pharmaceuticals, Inc	300
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

9,466	*,e	Syros Pharmaceuticals, Inc	$123
29,885	*,e	Teligent, Inc	100
26,872	*,e	TESARO, Inc	1,535
26,726	*	Tetraphase Pharmaceuticals, Inc	82
34,724	*,e	TG Therapeutics, Inc	493
114,084	*,e	TherapeuticsMD, Inc	556
29,259	*,e	Theravance Biopharma, Inc	710
278,412		Thermo Fisher Scientific, Inc	57,481
6,159	*,e	Tocagen, Inc	73
32,080	*	Trevena, Inc	53
28,669	*	Ultragenyx Pharmaceutical, Inc	1,462
28,234	*	United Therapeutics Corp	3,172
31,395	*	Vanda Pharmaceuticals, Inc	529
17,356	*,e	VBI Vaccines, Inc	61
16,367	*,e	Veracyte, Inc	91
23,940	*	Versartis, Inc	40
175,617	*	Vertex Pharmaceuticals, Inc	28,622
8,673	*,e	Voyager Therapeutics, Inc	163
55,014	*	Waters Corp	10,929
8,910	*,e	WaVe Life Sciences Pte Ltd	357
8,356	*,e	XBiotech, Inc	45
27,098	*	Xencor Inc	812
90,754	*,e	ZIOPHARM Oncology, Inc	356
340,063		Zoetis, Inc	28,399
17,421	*	Zogenix, Inc	698
7,989	*,e	Zynerba Pharmaceuticals, Inc	69
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,462,630

REAL ESTATE - 3.7%
60,331		Acadia Realty Trust	1,484
18,415		Agree Realty Corp	885
47,563		Alexander & Baldwin, Inc	1,100
1,329		Alexander’s, Inc	507
69,354		Alexandria Real Estate Equities, Inc	8,662
8,343	*,e	Altisource Portfolio Solutions S.A.	222
28,646		American Assets Trust,Inc	957
96,842		American Campus Communities, Inc	3,740
164,177		American Homes 4 Rent	3,297
291,660		American Tower Corp	42,390
36,156	e	Americold Realty Trust	690
111,644		Apartment Investment & Management Co (Class A)	4,549
123,327		Apple Hospitality REIT, Inc	2,167
31,681		Armada Hoffler Properties, Inc	434
20,771		Ashford Hospitality Prime, Inc	202
56,474		Ashford Hospitality Trust, Inc	365
7,072	*	AV Homes, Inc	131
96,379		AvalonBay Communities, Inc	15,850
16,903	e	Bluerock Residential Growth REIT, Inc	144
110,916		Boston Properties, Inc	13,667
121,360		Brandywine Realty Trust	1,927
218,369		Brixmor Property Group, Inc	3,330
61,667		Camden Property Trust	5,191
50,740		CareTrust REIT, Inc	680
29,192		CatchMark Timber Trust Inc	364
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

124,137	e	CBL & Associates Properties, Inc	$518
198,683	*	CBRE Group, Inc	9,382
62,949		Cedar Realty Trust, Inc	248
28,285		Chatham Lodging Trust	542
40,024		Chesapeake Lodging Trust	1,113
21,833		City Office REIT, Inc	252
10,462	e	Clipper Realty, Inc	89
350,580		Colony NorthStar, Inc	1,970
83,894		Columbia Property Trust, Inc	1,716
9,586		Community Healthcare Trust, Inc	247
3,235		Consolidated-Tomoka Land Co	203
86,682		CoreCivic, Inc	1,692
9,299		CorEnergy Infrastructure Trust, Inc	349
24,799		Coresite Realty	2,486
72,219		Corporate Office Properties Trust	1,865
301,076		Cousins Properties, Inc	2,613
279,811		Crown Castle International Corp	30,670
131,589		CubeSmart	3,711
62,800		CyrusOne, Inc	3,216
66,623		DCT Industrial Trust, Inc	3,753
152,476		DDR Corp	1,118
144,818		DiamondRock Hospitality Co	1,512
145,529		Digital Realty Trust, Inc	15,336
102,445		Douglas Emmett, Inc	3,766
256,864		Duke Realty Corp	6,802
26,096		Easterly Government Properties, Inc	532
23,492		EastGroup Properties, Inc	1,942
52,715		Education Realty Trust, Inc	1,726
87,790		Empire State Realty Trust, Inc	1,474
45,571		Entertainment Properties Trust	2,525
53,440		Equinix, Inc	22,345
66,736	*	Equity Commonwealth	2,047
57,898		Equity Lifestyle Properties, Inc	5,082
249,420		Equity Residential	15,369
46,847		Essex Property Trust, Inc	11,275
82,938		Extra Space Storage, Inc	7,245
19,962	e	Farmland Partners, Inc	167
52,442		Federal Realty Investment Trust	6,089
80,676		First Industrial Realty Trust, Inc	2,358
166,308		Forest City Realty Trust, Inc	3,369
425	*,e	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,032
72,511		Franklin Street Properties Corp	610
37,147		Front Yard Residential Corp	373
4,942	*	FRP Holdings, Inc	277
141,130		Gaming and Leisure Properties, Inc	4,724
87,896		Geo Group, Inc	1,799
18,198		Getty Realty Corp	459
421,393		GGP, Inc	8,622
17,811		Gladstone Commercial Corp	309
10,990	e	Global Medical REIT, Inc	76
44,961	*,e	Global Net Lease, Inc	759
51,670		Government Properties Income Trust	706
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

108,607		Gramercy Property Trust	$2,360
35,286	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	688
322,762		HCP, Inc	7,498
82,789		Healthcare Realty Trust, Inc	2,294
142,087		Healthcare Trust of America, Inc	3,758
27,708	e	Hersha Hospitality Trust	496
14,600		HFF, Inc (Class A)	726
71,000		Highwoods Properties, Inc	3,111
115,061		Hospitality Properties Trust	2,916
504,248		Host Marriott Corp	9,399
24,727	*	Howard Hughes Corp	3,440
113,109		Hudson Pacific Properties	3,679
48,914		Independence Realty Trust, Inc	449
14,095	*,e	Industrial Logistics Properties Trust	287
90,609		Investors Real Estate Trust	470
207,077		Invitation Homes, Inc	4,728
190,342		Iron Mountain, Inc	6,255
49,646	*,e	iStar Financial, Inc	505
62,519		JBG SMITH Properties	2,107
6,203	e	Jernigan Capital, Inc	112
31,831		Jones Lang LaSalle, Inc	5,559
61,074		Kennedy-Wilson Holdings, Inc	1,063
69,929		Kilroy Realty Corp	4,962
297,898		Kimco Realty Corp	4,290
23,963		Kite Realty Group Trust	365
51,720		Lamar Advertising Co	3,292
81,319		LaSalle Hotel Properties	2,359
86,530		Lexington Realty Trust	681
104,529		Liberty Property Trust	4,153
31,791		Life Storage, Inc	2,655
12,680		LTC Properties, Inc	482
99,507		Macerich Co	5,574
65,387		Mack-Cali Realty Corp	1,093
11,498	*	Marcus & Millichap, Inc	415
4,532	*	Maui Land & Pineapple Co, Inc	53
20,532		MedEquities Realty Trust, Inc	216
258,540		Medical Properties Trust, Inc	3,361
81,536		Mid-America Apartment Communities, Inc	7,439
50,307		Monmouth Real Estate Investment Corp (Class A)	757
28,201		National Health Investors, Inc	1,898
107,891		National Retail Properties, Inc	4,236
31,451		National Storage Affiliates Trust	789
55,714		New Senior Investment Group, Inc	456
16,319	*	Newmark Group, Inc	248
12,730		NexPoint Residential Trust, Inc	316
42,262		NorthStar Realty Europe Corp	550
139,485	e	Omega Healthcare Investors, Inc	3,772
9,027		One Liberty Properties, Inc	199
97,077		Outfront Media, Inc	1,819
141,733		Paramount Group, Inc	2,018
123,329		Park Hotels & Resorts, Inc	3,332
49,813	e	Pebblebrook Hotel Trust	1,711
52,388	e	Pennsylvania REIT	506
107,460		Physicians Realty Trust	1,673
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

100,383		Piedmont Office Realty Trust, Inc	$1,766
44,027		Potlatch Corp	2,292
21,687		Preferred Apartment Communities, Inc	308
363,022		Prologis, Inc	22,867
13,748		PS Business Parks, Inc	1,554
101,140		Public Storage, Inc	20,267
34,553		QTS Realty Trust, Inc	1,251
69,475	*	Quality Care Properties, Inc	1,350
5,257	*	Rafael Holdings, Inc	25
57,913		Ramco-Gershenson Properties	716
89,792		Rayonier, Inc	3,159
13,117		Re/Max Holdings, Inc	793
75,694	e	Realogy Holdings Corp	2,065
198,343		Realty Income Corp	10,260
40,113	*,e	Redfin Corp	916
108,110		Regency Centers Corp	6,376
78,162		Retail Opportunities Investment Corp	1,381
173,060		Retail Properties of America, Inc	2,018
48,113		Rexford Industrial Realty, Inc	1,385
124,274		RLJ Lodging Trust	2,416
5,123		RMR Group, Inc	358
31,992		Ryman Hospitality Properties	2,478
116,469		Sabra Healthcare REIT, Inc	2,056
7,521	e	Safety Income and Growth, Inc	120
6,451		Saul Centers, Inc	329
82,698	*	SBA Communications Corp	14,135
41,385		Select Income REIT	806
170,932		Senior Housing Properties Trust	2,677
18,501	e	Seritage Growth Properties	658
216,824		Simon Property Group, Inc	33,467
62,660		SL Green Realty Corp	6,067
280,967		Spirit Realty Capital, Inc	2,180
33,773	*	St. Joe Co	637
64,412		STAG Industrial, Inc	1,541
149,169		Starwood Property Trust, Inc	3,125
121,165		STORE Capital Corp	3,007
4,495		Stratus Properties, Inc	136
73,018		Summit Hotel Properties, Inc	994
52,001		Sun Communities, Inc	4,751
159,024		Sunstone Hotel Investors, Inc	2,420
67,688	e	Tanger Factory Outlet Centers, Inc	1,489
41,435		Taubman Centers, Inc	2,358
12,164	*	Tejon Ranch Co	281
35,329		Terreno Realty Corp	1,219
34,663		Tier REIT, Inc	641
13,643	*,e	Trinity Place Holdings, Inc	89
175,727		UDR, Inc	6,259
20,169		UMH Properties, Inc	270
119,952	e	Uniti Group, Inc	1,949
9,264		Universal Health Realty Income Trust	557
70,770		Urban Edge Properties	1,511
20,808		Urstadt Biddle Properties, Inc (Class A)	402
247,662		Ventas, Inc	12,267
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

709,541		VEREIT, Inc	$4,938
189,427		VICI Properties, Inc	3,470
125,038		Vornado Realty Trust	8,415
134,922	e	Washington Prime Group, Inc	900
34,308		Washington REIT	937
86,814		Weingarten Realty Investors	2,438
256,728	*	Welltower, Inc	13,974
524,970		Weyerhaeuser Co	18,374
25,132	e	Whitestone REIT	261
76,656		WP Carey, Inc	4,752
79,064		Xenia Hotels & Resorts, Inc	1,559
		TOTAL REAL ESTATE	693,391

RETAILING - 5.8%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	216
45,849		Aaron’s, Inc	2,137
51,631		Abercrombie & Fitch Co (Class A)	1,250
51,735		Advance Auto Parts, Inc	6,133
279,469	*	Amazon.com, Inc	404,487
117,400		American Eagle Outfitters, Inc	2,340
5,481	*	America’s Car-Mart, Inc	277
13,496	*	Asbury Automotive Group, Inc	911
4,073	*	At Home Group, Inc	130
36,032	*	Autonation, Inc	1,686
19,160	*	AutoZone, Inc	12,429
29,015	*	Barnes & Noble Education, Inc	200
40,294		Barnes & Noble, Inc	199
76,045		Bed Bath & Beyond, Inc	1,596
181,780		Best Buy Co, Inc	12,723
14,390	e	Big 5 Sporting Goods Corp	104
20,052	e	Big Lots, Inc	873
34,032	*	Booking Holdings, Inc	70,800
9,762	*	Boot Barn Holdings, Inc	173
14,004	e	Buckle, Inc	310
8,786	*	Build-A-Bear Workshop, Inc	80
44,520	*	Burlington Stores, Inc	5,928
28,267		Caleres, Inc	950
22,123		Camping World Holdings, Inc	713
126,809	*	Carmax, Inc	7,855
10,677	*,e	Carvana Co	245
12,003		Cato Corp (Class A)	177
83,036		Chico’s FAS, Inc	751
12,596		Children’s Place Retail Stores, Inc	1,704
11,556		Citi Trends, Inc	357
13,169	*,e	Conn’s, Inc	448
11,400	*,e	Container Store Group, Inc	62
33,096		Core-Mark Holding Co, Inc	704
63,082		Dick’s Sporting Goods, Inc	2,211
10,952	e	Dillard’s, Inc (Class A)	880
192,542		Dollar General Corp	18,012
161,125	*	Dollar Tree, Inc	15,291
49,292		DSW, Inc (Class A)	1,107
7,236	*,e	Duluth Holdings, Inc	136
83,587		Expedia, Inc	9,229
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

55,323	*	Express Parent LLC	$396
28,194	e	Finish Line, Inc (Class A)	382
39,150	*	Five Below, Inc	2,871
20,355	*,e	Floor & Decor Holdings, Inc	1,061
83,075		Foot Locker, Inc	3,783
25,440	*	Francesca’s Holdings Corp	122
13,967	*	FTD Cos, Inc	51
6,584	*	Gaia, Inc	102
33,774	e	GameStop Corp (Class A)	426
171,913		Gap, Inc	5,364
13,677	*	Genesco, Inc	555
97,329		Genuine Parts Co	8,744
50,651	*,e	GNC Holdings, Inc	196
14,604		Group 1 Automotive, Inc	954
244,899	*	Groupon, Inc	1,063
44,451		Guess?, Inc	922
13,840		Haverty Furniture Cos, Inc	279
16,994	*,e	Hibbett Sports, Inc	407
818,253		Home Depot, Inc	145,845
27,375	*,e	Hudson Ltd	436
8,070	*,e	J. Jill, Inc	36
228,517	*,e	JC Penney Co, Inc	690
12,718	*	Kirkland’s, Inc	123
114,318		Kohl’s Corp	7,489
162,527		L Brands, Inc	6,210
9,431	*,e	Lands’ End, Inc	220
39,468	*	Liberty Expedia Holdings, Inc	1,550
312,118	*	Liberty Interactive Corp	7,856
53,282	*	Liberty TripAdvisor Holdings, Inc	573
16,930		Lithia Motors, Inc (Class A)	1,702
211,254	*	LKQ Corp	8,017
577,668		Lowe’s Companies, Inc	50,690
19,294	*,e	Lumber Liquidators, Inc	462
215,124		Macy’s, Inc	6,398
18,578	*	MarineMax, Inc	361
61,561	*	Michaels Cos, Inc	1,213
23,604		Monro Muffler, Inc	1,265
25,361	*	Murphy USA, Inc	1,846
12,838	*	National Vision Holdings, Inc	415
283,755	*	NetFlix, Inc	83,807
84,693		Nordstrom, Inc	4,100
21,359		Nutri/System, Inc	576
186,699		Office Depot, Inc	401
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	2,074
59,099	*	O’Reilly Automotive, Inc	14,620
12,199	*,e	Overstock.com, Inc	442
17,507	*,e	Party City Holdco, Inc	273
14,225		Penske Auto Group, Inc	631
14,105	e	PetMed Express, Inc	589
59,095		Pier 1 Imports, Inc	190
30,873	e	Rent-A-Center, Inc	266
14,305	*,e	RH	1,363
263,656		Ross Stores, Inc	20,560
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

66,571	*	Sally Beauty Holdings, Inc	$1,095
2,356		Shoe Carnival, Inc	56
24,406	*	Shutterfly, Inc	1,983
38,798	e	Signet Jewelers Ltd	1,494
29,918	*	Sleep Number Corp	1,052
20,728		Sonic Automotive, Inc (Class A)	393
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	81
26,598		Tailored Brands, Inc	667
377,738		Target Corp	26,226
77,229		Tiffany & Co	7,542
24,339		Tile Shop Holdings, Inc	146
6,790		Tilly’s, Inc	77
443,661		TJX Companies, Inc	36,185
86,269		Tractor Supply Co	5,437
77,582	*,e	TripAdvisor, Inc	3,172
39,841	*	Ulta Beauty, Inc	8,138
64,021	*	Urban Outfitters, Inc	2,366
17,699	*,e	Vitamin Shoppe, Inc	77
27,839	*,e	Wayfair, Inc	1,880
62,628	e	Williams-Sonoma, Inc	3,304
1,945		Winmark Corp	254
11,661	*	Zumiez, Inc	279
		TOTAL RETAILING	1,088,685

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
13,345	*,e	Acacia Communications, Inc	513
19,982	*	Advanced Energy Industries, Inc	1,277
556,337	*,e	Advanced Micro Devices, Inc	5,591
15,539	*	Alpha & Omega Semiconductor Ltd	240
23,188	*,e	Ambarella, Inc	1,136
73,241	*	Amkor Technology, Inc	742
253,983		Analog Devices, Inc	23,145
730,870		Applied Materials, Inc	40,644
20,849	*	Axcelis Technologies, Inc	513
26,991	*	AXT, Inc	196
280,482		Broadcom Ltd	66,096
49,923		Brooks Automation, Inc	1,352
17,388		Cabot Microelectronics Corp	1,862
47,258	*	Cavium, Inc	3,751
15,710	*	Ceva, Inc	569
46,452	*	Cirrus Logic, Inc	1,887
18,761		Cohu, Inc	428
70,502	*	Cree, Inc	2,842
4,598	*,e	CyberOptics Corp	83
236,910		Cypress Semiconductor Corp	4,018
28,713	*	Diodes, Inc	875
16,832	*	DSP Group, Inc	199
102,868		Entegris, Inc	3,580
49,996	*	First Solar, Inc	3,549
51,293	*	Formfactor, Inc	700
9,281	*	GSI Technology, Inc	69
8,421	*,e	Ichor Holdings Ltd	204
13,074	*,e	Impinj, Inc	170
29,376	*,e	Inphi Corp	884
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

96,873	*	Integrated Device Technology, Inc	$2,960
3,271,011		Intel Corp	170,354
108,495		Kla-Tencor Corp	11,827
50,517	*,e	Kopin Corp	158
110,620		Lam Research Corp	22,474
75,431	*	Lattice Semiconductor Corp	420
29,103	*,e	MA-COM Technology Solutions	483
269,916		Marvell Technology Group Ltd	5,668
192,499		Maxim Integrated Products, Inc	11,592
43,500	*	MaxLinear, Inc	990
160,899	e	Microchip Technology, Inc	14,700
758,496	*	Micron Technology, Inc	39,548
82,939	*	Microsemi Corp	5,368
38,853		MKS Instruments, Inc	4,493
28,750		Monolithic Power Systems, Inc	3,328
18,167	*	Nanometrics, Inc	489
21,168	*,e	NeoPhotonics Corp Ltd	145
3,184		NVE Corp	265
402,301		NVIDIA Corp	93,169
237,107	*	NXP Semiconductors NV	27,742
279,225	*	ON Semiconductor Corp	6,830
20,605	*	PDF Solutions, Inc	240
46,544	*	Photronics, Inc	384
19,443	*	Pixelworks, Inc	75
20,135		Power Integrations, Inc	1,376
83,066	*	Qorvo, Inc	5,852
1,020,852		QUALCOMM, INC	56,565
79,664	*	Rambus, Inc	1,070
22,659	*	Rudolph Technologies, Inc	628
47,350	*	Semtech Corp	1,849
25,567	*	Sigma Designs, Inc	158
28,958	*	Silicon Laboratories, Inc	2,603
128,723		Skyworks Solutions, Inc	12,906
14,575	*	SMART Global Holdings, Inc	726
42,585	*,e	SunPower Corp	340
145,190		Teradyne, Inc	6,637
685,456		Texas Instruments, Inc	71,212
23,500	*	Ultra Clean Holdings	452
34,384	*	Veeco Instruments, Inc	585
77,993		Versum Materials, Inc	2,935
37,527	*	Xcerra Corp	437
172,027		Xilinx, Inc	12,427
35,485		Xperi Corp	750
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	770,325

SOFTWARE & SERVICES - 14.2%
31,603	*	2U, Inc	2,656
65,506	*	8x8, Inc	1,222
32,215	*	A10 Networks, Inc	187
428,123		Accenture plc	65,717
86,241	*	ACI Worldwide, Inc	2,046
509,386		Activision Blizzard, Inc	34,363
57,158	*	Acxiom Corp	1,298
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

342,720	*	Adobe Systems, Inc	$74,055
111,077	*	Akamai Technologies, Inc	7,884
14,717	*	Alarm.com Holdings, Inc	555
32,517		Alliance Data Systems Corp	6,922
206,671	*	Alphabet, Inc (Class A)	214,347
209,906	*	Alphabet, Inc (Class C)	216,579
6,774	*,e	Alteryx, Inc	231
11,882	*	Amber Road, Inc	106
95,104		Amdocs Ltd	6,345
15,720	*	American Software, Inc (Class A)	204
57,732	*	Ansys, Inc	9,046
5,867	*	Appfolio, Inc	240
12,607	*	Apptio, Inc	357
52,922	*	Aspen Technology, Inc	4,175
64,859	*	Atlassian Corp plc	3,497
140,900	*	Autodesk, Inc	17,694
309,048		Automatic Data Processing, Inc	35,071
11,374	*,e	Benefitfocus, Inc	278
78,388	*	Black Knight, Inc	3,692
34,044		Blackbaud, Inc	3,466
40,135	*	Blackhawk Network Holdings, Inc	1,794
7,430	*	Blackline, Inc	291
30,473	*	Blucora, Inc	750
105,922		Booz Allen Hamilton Holding Co	4,101
29,562	*	Bottomline Technologies, Inc	1,146
56,836	*	Box, Inc	1,168
20,694	*	Brightcove, Inc	144
77,769		Broadridge Financial Solutions, Inc	8,530
209,879		CA, Inc	7,115
17,838	*	CACI International, Inc (Class A)	2,700
184,754	*	Cadence Design Systems, Inc	6,793
46,299	*	Callidus Software, Inc	1,664
18,030	*	Carbonite, Inc	519
33,955	*	Cardtronics plc	758
10,137	*	Care.com, Inc	165
51,951	*,e	Cars.com, Inc	1,472
8,830		Cass Information Systems, Inc	525
88,343		CDK Global, Inc	5,596
15,814	*	ChannelAdvisor Corp	144
103,036	*	Citrix Systems, Inc	9,562
68,978	*	Cloudera, Inc	1,489
401,455		Cognizant Technology Solutions Corp (Class A)	32,317
19,734	*	CommerceHub, Inc	444
9,867	*	CommerceHub, Inc (Series A)	222
28,135	*	Commvault Systems, Inc	1,609
137,713	*	Conduent, Inc	2,567
67,630		Convergys Corp	1,530
37,259	*	Cornerstone OnDemand, Inc	1,457
21,523	*	Coupa Software, Inc	982
24,883		CSG Systems International, Inc	1,127
114,401		CSRA, Inc	4,717
142,078	*	Dell Technologies, Inc-VMware Inc	10,402
32,513	*	DHI Group, Inc	52
7,264	*,e	Digimarc Corp	174
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

37,056		DST Systems, Inc	$3,100
196,821		DXC Technology Co	19,786
657,052	*	eBay, Inc	26,440
17,480	e	Ebix, Inc	1,302
207,222	*	Electronic Arts, Inc	25,124
24,127	*,e	Ellie Mae, Inc	2,218
43,380	*	Endurance International Group Holdings, Inc	321
30,234	*	Envestnet, Inc	1,732
34,220	*	EPAM Systems, Inc	3,919
83,578	*	Etsy, Inc	2,345
35,298	*	Euronet Worldwide, Inc	2,786
12,571	*	Everbridge, Inc	460
45,885	*	Everi Holdings, Inc	301
44,094		EVERTEC, Inc	721
21,916	*	ExlService Holdings, Inc	1,222
1,642,253	*	Facebook, Inc	262,416
18,026		Fair Isaac Corp	3,053
225,986		Fidelity National Information Services, Inc	21,762
127,712	*	FireEye, Inc	2,162
48,580	*	First American Corp	2,197
336,138	*	First Data Corp	5,378
288,624	*	Fiserv, Inc	20,582
37,675	*	Five9, Inc	1,122
60,412	*	FleetCor Technologies, Inc	12,233
92,111	*	Fortinet, Inc	4,935
62,703	*	Gartner, Inc	7,375
97,664		Genpact Ltd	3,124
103,740		Global Payments, Inc	11,569
54,344	*	Glu Mobile, Inc	205
89,098	*	GoDaddy, Inc	5,472
42,541	*,e	Gogo, Inc	367
60,011	*,e	GrubHub, Inc	6,089
22,127	*,e	GTT Communications, Inc	1,255
52,363	*	Guidewire Software, Inc	4,233
17,956		Hackett Group, Inc	288
34,799	*	Hortonworks, Inc	709
24,272	*	HubSpot, Inc	2,629
49,755	*	IAC/InterActiveCorp	7,781
24,295	*	Imperva, Inc	1,052
24,668	*	Information Services Group, Inc	103
15,324	*,e	Instructure, Inc	646
14,801	*	Internap Corp	163
585,970		International Business Machines Corp	89,905
168,326		Intuit, Inc	29,179
33,493		j2 Global, Inc	2,643
55,229		Jack Henry & Associates, Inc	6,680
9,177	*	Leaf Group Ltd	65
101,147		Leidos Holdings, Inc	6,615
50,961	*	Limelight Networks, Inc	209
19,090	*	Liquidity Services, Inc	124
40,701	*	Liveperson, Inc	665
36,974		LogMeIn, Inc	4,272
48,035	*	Manhattan Associates, Inc	2,012
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

18,418		Mantech International Corp (Class A)	$1,022
643,763		MasterCard, Inc (Class A)	112,762
24,371	*,e	Match Group, Inc	1,083
44,595		MAXIMUS, Inc	2,976
46,865	*	Meet Group, Inc	98
5,204,711		Microsoft Corp	475,034
6,844	*	MicroStrategy, Inc (Class A)	883
26,600	*	MINDBODY, Inc	1,035
22,456	*	Mitek Systems, Inc	166
40,466	*	MobileIron, Inc	200
14,483	*	Model N, Inc	261
22,389	*	MoneyGram International, Inc	193
29,292		Monotype Imaging Holdings, Inc	658
10,573	*	MuleSoft, Inc	465
21,173	*	New Relic, Inc	1,569
46,584		NIC, Inc	620
208,409	*	Nuance Communications, Inc	3,282
75,444	*	Nutanix, Inc	3,705
8,277	*	Okta, Inc	330
2,021,782		Oracle Corp	92,496
163,222	*,e	Pandora Media, Inc	821
7,197	*,e	Park City Group, Inc	63
224,335		Paychex, Inc	13,817
35,482	*,e	Paycom Software, Inc	3,810
18,614	*	Paylocity Holding Corp	954
786,217	*	PayPal Holdings, Inc	59,650
26,462		Pegasystems, Inc	1,605
25,493	*	Perficient, Inc	584
13,412	*	Presidio, Inc	210
31,483		Progress Software Corp	1,211
30,883	*	Proofpoint, Inc	3,510
19,034	*	PROS Holdings, Inc	628
81,664	*	PTC, Inc	6,371
22,395	*	Q2 Holdings, Inc	1,020
7,729		QAD, Inc (Class A)	322
22,512	*	Qualys, Inc	1,638
20,643	*	QuinStreet, Inc	264
53,361	*	Quotient Technology, Inc	699
14,504	*	Rapid7, Inc	371
18,038	*	RealNetworks, Inc	55
42,414	*,e	RealPage, Inc	2,184
123,197	*	Red Hat, Inc	18,419
6,528		Reis, Inc	140
44,988	*	RingCentral, Inc	2,857
13,437	*	Rosetta Stone, Inc	177
27,990	*	Rubicon Project, Inc	50
151,223		Sabre Corp	3,244
13,931	*	SailPoint Technologies Holding, Inc	288
476,220	*	salesforce.com, Inc	55,384
31,653		Science Applications International Corp	2,494
4,599	*,e	SecureWorks Corp	37
116,397	*	ServiceNow, Inc	19,258
46,932	*	ServiceSource International LLC	179
13,499	*	Shutterstock, Inc	650
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

98,246	*	Splunk, Inc	$9,666
12,246	*	SPS Commerce, Inc	785
160,838	*	Square, Inc	7,913
122,104		SS&C Technologies Holdings, Inc	6,550
11,437	*	Stamps.com, Inc	2,299
6,538	*	StarTek, Inc	64
25,754	e	Switch, Inc	410
29,262	*	Sykes Enterprises, Inc	847
429,847		Symantec Corp	11,112
30,290	*	Synchronoss Technologies, Inc	320
100,694	*	Synopsys, Inc	8,382
23,254		Syntel, Inc	594
43,485	*	Tableau Software, Inc	3,514
78,879	*	Take-Two Interactive Software, Inc	7,713
12,153	*	TechTarget, Inc	242
20,400	*	TeleNav, Inc	110
76,002	*	Teradata Corp	3,015
84,788		TiVo Corp	1,149
130,014		Total System Services, Inc	11,215
12,457	*	Trade Desk, Inc	618
88,235		Travelport Worldwide Ltd	1,442
44,667	*,e	TrueCar, Inc	423
10,054		TTEC Holdings, Inc	309
6,516	*,e	Tucows, Inc	365
29,696	*	Twilio, Inc	1,134
471,188	*	Twitter, Inc	13,669
24,426	*	Tyler Technologies, Inc	5,153
20,094	*	Ultimate Software Group, Inc	4,897
38,674	*,e	Unisys Corp	416
4,914	*	Upland Software, Inc	141
13,785	*	Varonis Systems, Inc	834
21,489	*	Vasco Data Security International	278
45,384	*	Verint Systems, Inc	1,933
57,678	*,e	VeriSign, Inc	6,838
32,131	*,e	VirnetX Holding Corp	127
19,953	*	Virtusa Corp	967
1,263,885		Visa, Inc (Class A)	151,186
51,001	*,e	VMware, Inc (Class A)	6,185
27,749	*	Website Pros, Inc	502
309,241		Western Union Co	5,947
27,596	*	WEX, Inc	4,322
93,622	*	Workday, Inc	11,900
16,351	*	Workiva, Inc	388
203,284	*	Worldpay, Inc	16,718
19,259	*	XO Group, Inc	400
56,028	*	Yelp, Inc	2,339
8,394	*,e	Yext, Inc	106
69,807	*	Zendesk, Inc	3,342
38,071	*	Zillow Group, Inc	2,056
76,096	*	Zillow Group, Inc (Class C)	4,094
42,422	*	Zix Corp	181
549,506	*	Zynga, Inc	2,011
		TOTAL SOFTWARE & SERVICES	2,678,228
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
74,639	*,e	3D Systems Corp	$865
35,649		Adtran, Inc	554
16,323	*	Aerohive Networks, Inc	66
11,056	*	Agilysys, Inc	132
6,547	*,e	Akoustis Technologies, Inc	38
207,269		Amphenol Corp (Class A)	17,852
21,094	*	Anixter International, Inc	1,598
3,526,398		Apple, Inc	591,659
13,189	*,e	Applied Optoelectronics, Inc	331
35,726	*	Arista Networks, Inc	9,121
112,990	*	ARRIS International plc	3,002
55,742	*	Arrow Electronics, Inc	4,293
24,161	*	Avid Technology, Inc	110
76,135		Avnet, Inc	3,179
34,410		AVX Corp	569
9,807		Badger Meter, Inc	462
7,316		Bel Fuse, Inc (Class B)	138
30,293		Belden CDT, Inc	2,088
35,867		Benchmark Electronics, Inc	1,071
26,799	*	CalAmp Corp	613
28,887	*	Calix, Inc	198
101,397		CDW Corp	7,129
101,053	*	Ciena Corp	2,617
3,438,603		Cisco Systems, Inc	147,482
8,964	*,e	Clearfield, Inc	116
110,414		Cognex Corp	5,740
17,685	*	Coherent, Inc	3,314
122,398	*	CommScope Holding Co, Inc	4,892
16,237		Comtech Telecommunications Corp	485
15,682	*	Control4 Corp	337
586,689		Corning, Inc	16,357
29,620	*	Cray, Inc	613
23,637		CTS Corp	643
27,847		Daktronics, Inc	245
53,560	e	Diebold, Inc	825
18,652	*	Digi International, Inc	192
39,659		Dolby Laboratories, Inc (Class A)	2,521
13,533	*,e	Eastman Kodak Co	72
33,587	*	EchoStar Corp (Class A)	1,772
21,493	*	Electro Scientific Industries, Inc	415
33,181	*	Electronics for Imaging, Inc	907
18,982		EMCORE Corp	108
9,278	*	ePlus, Inc	721
79,396	*	Extreme Networks, Inc	879
42,100	*	F5 Networks, Inc	6,088
26,560	*	Fabrinet	833
12,851	*	FARO Technologies, Inc	751
80,146	*,e	Finisar Corp	1,267
124,310	*,e	Fitbit, Inc	634
95,771		Flir Systems, Inc	4,790
58,321	*	Harmonic, Inc	222
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

1,087,338		Hewlett Packard Enterprise Co	$19,072
1,157,228		HP, Inc	25,366
43,712	*	II-VI, Inc	1,788
21,661	*,e	Immersion Corp	259
103,799	*	Infinera Corp	1,127
25,682	*	Insight Enterprises, Inc	897
25,007		InterDigital, Inc	1,841
13,652	*	Intevac, Inc	94
25,495	*	IPG Photonics Corp	5,950
18,293	*,e	Iteris, Inc	91
24,355	*	Itron, Inc	1,743
107,922		Jabil Circuit, Inc	3,101
267,163		Juniper Networks, Inc	6,500
32,485	*	Kemet Corp	589
131,492	*	Keysight Technologies, Inc	6,889
21,162	*	Kimball Electronics, Inc	342
64,648	*	Knowles Corp	814
10,929	*	KVH Industries, Inc	113
17,448		Littelfuse, Inc	3,632
43,856	*,e	Lumentum Holdings, Inc	2,798
24,482	*,e	Maxwell Technologies, Inc	145
2,255	e	Mesa Laboratories, Inc	335
25,950		Methode Electronics, Inc	1,015
47,549	*,e	Microvision, Inc	54
112,066		Motorola, Inc	11,801
12,096	e	MTS Systems Corp	625
7,937	*	Napco Security Technologies, Inc	93
76,957		National Instruments Corp	3,892
87,292	*	NCR Corp	2,751
184,306		NetApp, Inc	11,370
23,887	*	Netgear, Inc	1,366
64,175	*	Netscout Systems, Inc	1,691
23,522	*	Novanta, Inc	1,227
119,078	*	Oclaro, Inc	1,138
12,827	*	OSI Systems, Inc	837
59,973	*	Palo Alto Networks, Inc	10,886
14,228		Park Electrochemical Corp	240
8,216		PC Connection, Inc	205
6,945	*	PC Mall, Inc	58
24,496		Plantronics, Inc	1,479
24,305	*	Plexus Corp	1,452
67,260	*	Pure Storage, Inc	1,342
15,117	*	Quantenna Communications, Inc	207
20,253	*	Quantum Corp	74
37,508	*	Ribbon Communications, Inc	191
12,852	*	Rogers Corp	1,536
52,368	*	Sanmina Corp	1,369
17,777	*	Scansource, Inc	632
37,383	*,e	Stratasys Ltd	754
27,221	*	Super Micro Computer, Inc	463
25,356	*	Synaptics, Inc	1,160
20,598		SYNNEX Corp	2,439
9,938		Systemax, Inc	284
25,262	*	Tech Data Corp	2,151
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

178,485	*	Trimble Navigation Ltd	$6,404
66,124	*	TTM Technologies, Inc	1,011
16,794	*,e	Ubiquiti Networks, Inc	1,155
27,466		Universal Display Corp	2,774
28,420	*	USA Technologies, Inc	256
80,817	*	VeriFone Systems, Inc	1,243
38,380	*,e	Viasat, Inc	2,522
165,919	*	Viavi Solutions, Inc	1,613
97,366	e	Vishay Intertechnology, Inc	1,811
9,508	*	Vishay Precision Group, Inc	296
204,489		Western Digital Corp	18,868
166,502		Xerox Corp	4,792
33,846	*	Zebra Technologies Corp (Class A)	4,711
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,046,630

TELECOMMUNICATION SERVICES - 1.8%
4,266,517		AT&T, Inc	152,101
7,918		ATN International, Inc	472
27,406	*	Boingo Wireless, Inc	679
656,157		CenturyLink, Inc	10,781
29,963	*	Cincinnati Bell, Inc	415
29,776		Cogent Communications Group, Inc	1,292
48,355	e	Consolidated Communications Holdings, Inc	530
57,416	e	Frontier Communications Corp	426
316,146	*,e	Globalstar, Inc	217
5,442	*	Hawaiian Telcom Holdco, Inc	145
10,513		IDT Corp (Class B)	66
23,607	*,e	Intelsat S.A.	89
60,764	*,e	Iridium Communications, Inc	684
13,047	*	Ooma, Inc	142
44,329	*	Orbcomm, Inc	415
7,472	*,e	pdvWireless, Inc	223
33,638		Shenandoah Telecom Co	1,211
14,641		Spok Holdings, Inc	219
458,152	*,e	Sprint Corp	2,236
70,982		Telephone & Data Systems, Inc	1,990
201,037	*	T-Mobile US, Inc	12,271
9,529	*	US Cellular Corp	383
2,857,484		Verizon Communications, Inc	136,645
143,849	*	Vonage Holdings Corp	1,532
134,628	e	Windstream Holdings, Inc	190
134,804	*	Zayo Group Holdings, Inc	4,605
		TOTAL TELECOMMUNICATION SERVICES	329,959

TRANSPORTATION - 2.1%
37,928	*	Air Transport Services Group, Inc	884
77,886		Alaska Air Group, Inc	4,826
5,514		Allegiant Travel Co	951
2,057		Amerco, Inc	710
300,093		American Airlines Group, Inc	15,593
19,331		Arkansas Best Corp	620
16,948	*	Atlas Air Worldwide Holdings, Inc	1,024
41,208	*,e	Avis Budget Group, Inc	1,930
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

100,174		CH Robinson Worldwide, Inc	$9,387
21,812		Copa Holdings S.A. (Class A)	2,806
23,634		Costamare, Inc	147
8,672	*	Covenant Transportation Group, Inc	259
593,476		CSX Corp	33,063
14,173	*	Daseke, Inc	139
459,684		Delta Air Lines, Inc	25,195
28,818	*	Eagle Bulk Shipping, Inc	143
21,041	*	Echo Global Logistics, Inc	581
120,086		Expeditors International of Washington, Inc	7,601
172,726		FedEx Corp	41,473
20,963		Forward Air Corp	1,108
6,118	*,e	Genco Shipping & Trading Ltd	87
43,633	*	Genesee & Wyoming, Inc (Class A)	3,089
36,387		Hawaiian Holdings, Inc	1,408
33,759		Heartland Express, Inc	607
40,162	*,e	Hertz Global Holdings, Inc	797
21,791	*	Hub Group, Inc (Class A)	912
61,748		J.B. Hunt Transport Services, Inc	7,234
213,370	*	JetBlue Airways Corp	4,336
70,219		Kansas City Southern Industries, Inc	7,714
37,438	*	Kirby Corp	2,881
87,818		Knight-Swift Transportation Holdings, Inc	4,040
25,122		Landstar System, Inc	2,755
55,800		Macquarie Infrastructure Co LLC	2,061
23,235		Marten Transport Ltd	530
32,238		Matson, Inc	923
65,499	*,e	Navios Maritime Holdings, Inc	59
200,812		Norfolk Southern Corp	27,266
43,304		Old Dominion Freight Line	6,364
6,136		Park-Ohio Holdings Corp	238
29,335	*	Radiant Logistics, Inc	113
20,933	*	Roadrunner Transportation Services Holdings, Inc	53
38,669		Ryder System, Inc	2,815
33,371	*	Safe Bulkers, Inc	106
18,094	*	Saia, Inc	1,360
22,723	e	Schneider National, Inc	592
40,927		Scorpio Bulkers, Inc	289
37,279		Skywest, Inc	2,028
376,864		Southwest Airlines Co	21,587
50,261	*	Spirit Airlines, Inc	1,899
545,402		Union Pacific Corp	73,319
189,371	*	United Continental Holdings, Inc	13,156
477,168		United Parcel Service, Inc (Class B)	49,940
6,297		Universal Truckload Services, Inc	133
31,167		Werner Enterprises, Inc	1,138
79,581	*	XPO Logistics, Inc	8,102
23,809	*	YRC Worldwide, Inc	210
		TOTAL TRANSPORTATION	398,581

UTILITIES - 2.9%
479,673		AES Corp	5,454
30,256		Allete, Inc	2,186
162,876		Alliant Energy Corp	6,655
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

174,489		Ameren Corp	$9,881
337,036		American Electric Power Co, Inc	23,117
25,230		American States Water Co	1,339
122,513		American Water Works Co, Inc	10,062
125,741		Aqua America, Inc	4,283
8,231	*,e	AquaVenture Holdings Ltd	102
4,909		Artesian Resources Corp	179
92,825	*,e	Atlantic Power Corp	195
75,558		Atmos Energy Corp	6,365
39,059		Avangrid, Inc	1,997
33,582		Avista Corp	1,721
26,888	e	Black Hills Corp	1,460
15,011	*,e	Cadiz, Inc	203
35,650		California Water Service Group	1,328
309,882		Centerpoint Energy, Inc	8,491
11,318		Chesapeake Utilities Corp	796
201,227		CMS Energy Corp	9,114
8,405		Connecticut Water Service, Inc	509
214,411		Consolidated Edison, Inc	16,711
10,961		Consolidated Water Co, Inc	159
444,995		Dominion Resources, Inc	30,006
128,939		DTE Energy Co	13,461
488,751		Duke Energy Corp	37,864
80,776	*	Dynegy, Inc	1,092
222,436		Edison International	14,160
27,569		El Paso Electric Co	1,406
129,224		Entergy Corp	10,180
220,603		Eversource Energy	12,998
669,403		Exelon Corp	26,113
303,210		FirstEnergy Corp	10,312
9,378		Genie Energy Ltd	47
6,410		Global Water Resources, Inc	57
153,133		Great Plains Energy, Inc	4,868
58,286		Hawaiian Electric Industries, Inc	2,004
30,421		Idacorp, Inc	2,685
119,020		MDU Resources Group, Inc	3,352
24,502		MGE Energy, Inc	1,375
11,759		Middlesex Water Co	432
57,732		National Fuel Gas Co	2,970
62,202		New Jersey Resources Corp	2,494
323,083		NextEra Energy, Inc	52,769
234,601		NiSource, Inc	5,609
14,483		Northwest Natural Gas Co	835
35,112		NorthWestern Corp	1,889
194,062		NRG Energy, Inc	5,925
24,011		NRG Yield, Inc (Class A)	395
47,061		NRG Yield, Inc (Class C)	800
142,240		OGE Energy Corp	4,661
36,272		ONE Gas, Inc	2,395
26,977		Ormat Technologies, Inc	1,521
27,545		Otter Tail Corp	1,194
50,689	e	Pattern Energy Group, Inc	876
352,287		PG&E Corp	15,476
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

73,930		Pinnacle West Capital Corp	$5,900
55,254		PNM Resources, Inc	2,113
62,460		Portland General Electric Co	2,530
481,107		PPL Corp	13,610
354,951		Public Service Enterprise Group, Inc	17,833
11,616	*	Pure Cycle Corp	110
4,887	e	RGC Resources, Inc	124
95,839		SCANA Corp	3,599
176,668		Sempra Energy	19,649
12,005		SJW Corp	633
58,642		South Jersey Industries, Inc	1,651
694,848		Southern Co	31,032
34,400		Southwest Gas Corp	2,326
7,544	e	Spark Energy, Inc	89
33,979		Spire, Inc	2,457
123,477		UGI Corp	5,485
10,272		Unitil Corp	477
59,431		Vectren Corp	3,799
169,935		Vistra Energy Corp	3,540
15,334	*,e	Vivint Solar, Inc	56
218,307		WEC Energy Group, Inc	13,688
101,059		Westar Energy, Inc	5,315
28,865		WGL Holdings, Inc	2,415
356,775		Xcel Energy, Inc	16,226
9,006		York Water Co	279
		TOTAL UTILITIES	539,464

		TOTAL COMMON STOCKS	18,792,608
		(Cost $8,642,358)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†,m	Forest Laboratories, Inc CVR	10
4,045	†,m	Omthera Pharmaceuticals, Inc CVR	3
6,981	m	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

SOFTWARE & SERVICES - 0.0%
19,206	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	13
		(Cost $1)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.3%
TREASURY DEBT - 0.4%
$47,100,000	United States Treasury Bill	1.435%-1.540%	04/05/18	47,094
23,540,000	United States Treasury Bill	1.432	05/03/18	23,507
	TOTAL TREASURY DEBT			70,601
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
358,130,130	c	State Street Navigator Securities Lending Government Money Market Portfolio	$358,130
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	358,130

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	358,130

		TOTAL SHORT-TERM INVESTMENTS	428,731
		(Cost $428,732)
		TOTAL INVESTMENTS - 101.8%	19,221,352
		(Cost $9,071,091)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(342,660)
		NET ASSETS - 100.0%	$18,878,692

Abbreviation(s):
CVR	Contingent Value Right
GTD	Guaranteed
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $351,405,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands

Futures contracts outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	87	6/15/18	$6,852	$6,661	$(191)
S&P 500 E Mini Index	402	6/15/18	54,749	53,124	(1,625)
S&P Mid-Cap 400 E Mini Index	29	6/15/18	5,578	5,461	(117)
Total	518		$67,179	$65,246	$(1,933)
303

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

BANK LOAN OBLIGATIONS - 0.2%

CAPITAL GOODS - 0.0%
$496,250	i	Avolon TLB Borrower Luxembourg Sarl	LIBOR 1M + 2.250%	4.070%	03/21/22	$497
		TOTAL CAPITAL GOODS				497

CONSUMER DURABLES & APPAREL - 0.0%
897,750	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.630	12/05/24	901
		TOTAL CONSUMER DURABLES & APPAREL				901

CONSUMER SERVICES - 0.0%
493,960	i	1011778 BC / New Red Finance, Inc	LIBOR 1 and 3 M + 2.250%	3.940	02/17/24	494
489,725	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	4.240	09/15/23	492
714,161	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.810	06/16/23	716
		TOTAL CONSUMER SERVICES				1,702

DIVERSIFIED FINANCIALS - 0.0%
173,933	i	Mallinckrodt International Finance S.A.	LIBOR 6 M + 2.750%	5.200	09/24/24	173
		TOTAL DIVERSIFIED FINANCIALS				173

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.229	12/31/21	1,941
		TOTAL ENERGY				1,941

FOOD & STAPLES RETAILING - 0.0%
207,433	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.960	06/22/23	205
		TOTAL FOOD & STAPLES RETAILING				205

FOOD, BEVERAGE & TOBACCO - 0.0%
992,500	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	3.880	05/24/24	994
		TOTAL FOOD, BEVERAGE & TOBACCO				994

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
495,000	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.630	03/01/24	496
2,467,556	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.627	02/06/24	2,354
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,850

MATERIALS - 0.1%
1,485,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	3.740	01/19/24	1,494
498,750	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	3.880	03/31/24	500
1,412,176	i	PolyOne Corp	LIBOR 1 M + 2.000%	3.820	11/11/22	1,415
		TOTAL MATERIALS				3,409
304

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

MEDIA - 0.0%
	$976,992	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.040%	07/17/25	$974
	900,000		Lions Gate Capital Holdings LLC		4.100	03/20/25	901
	13,391	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.160	01/17/24	13
	104,015	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.160	01/17/24	104
	750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.280	01/15/26	754
			TOTAL MEDIA				2,746

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	124,063	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.188	04/29/24	124
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				124

RETAILING - 0.0%
	801,244	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.680	03/11/22	641
			TOTAL RETAILING				641

SOFTWARE & SERVICES - 0.0%
	1,419,152	i	First Data Corp	LIBOR 1 M + 2.250%	4.120	07/08/22	1,421
	98,755	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	3.880	02/22/24	99
			TOTAL SOFTWARE & SERVICES				1,520

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
	868,525	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.880	12/29/22	872
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				872

TRANSPORTATION - 0.0%
	1,039,500	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.780	12/14/23	1,040
	247,500	i	Vouvray US Finance, LLC	LIBOR 1M + 3.000%	4.880	03/11/24	246
			TOTAL TRANSPORTATION				1,286

			TOTAL BANK LOAN OBLIGATIONS				19,861
			(Cost $19,895)

BONDS - 98.1%

CORPORATE BONDS - 34.6%

AUTOMOBILES & COMPONENTS - 0.3%
EUR	1,250,000	g	Adient Global Holdings Ltd		3.500	08/15/24	1,561
	$590,000	g	Adient Global Holdings Ltd		4.875	08/15/26	558
	960,000	g	Allison Transmission, Inc		5.000	10/01/24	952
	4,050,000		Aptiv plc		3.150	11/19/20	4,042
	8,775,000		General Motors Co		4.200	10/01/27	8,581
	6,950,000		General Motors Co		6.600	04/01/36	7,956
	3,350,000		General Motors Co		6.250	10/02/43	3,674
	1,925,000		General Motors Co		6.750	04/01/46	2,231
	6,500,000		General Motors Co		5.400	04/01/48	6,482
305

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$2,425,000	g	Hyundai Capital America		2.600%	03/19/20	$2,391
	3,850,000	g	Hyundai Capital America		2.550	04/03/20	3,790
	4,800,000	g	Hyundai Capital America		3.250	09/20/22	4,712
	200,000	o	IHO Verwaltungs GmbH		4.125	09/15/21	196
	200,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	194
EUR	400,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	513
	$8,675,000		Magna International, Inc		3.625	06/15/24	8,762
	600,000	g	Schaeffler Finance BV		4.750	05/15/23	603
	1,000,000		Tenneco, Inc		5.000	07/15/26	970
			TOTAL AUTOMOBILES & COMPONENTS				58,168

BANKS - 6.4%
	3,400,000	g	ADCB Finance Cayman Ltd		4.000	03/29/23	3,395
	3,075,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5YR + 5.026%	7.200	03/16/27	3,128
	6,000,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	5,852
	4,000,000	g	Banco de Bogota S.A.		6.250	05/12/26	4,204
	500,000	g	Banco de Bogota S.A.		4.375	08/03/27	481
	14,225,000	g	Banco del Estado de Chile		2.668	01/08/21	13,923
	5,300,000	g	Banco do Brasil S.A.		4.625	01/15/25	5,170
	3,000,000	g	Banco General S.A.		4.125	08/07/27	2,839
	3,800,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	3,677
	1,425,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	1,421
	6,400,000		Banco Santander S.A.		3.125	02/23/23	6,200
	3,800,000		Banco Santander S.A.		3.800	02/23/28	3,663
	5,000,000	g	Bank Nederlandse Gemeenten		2.625	04/28/21	4,986
	2,350,000	g	Bank Nederlandse Gemeenten NV		2.500	02/28/20	2,347
	15,900,000		Bank of America Corp		2.151	11/09/20	15,584
EUR	400,000		Bank of America Corp		1.375	03/26/25	499
	$10,200,000		Bank of America Corp		3.875	08/01/25	10,272
	200,000		Bank of America Corp		4.250	10/22/26	201
EUR	300,000		Bank of America Corp		1.776	05/04/27	378
	$28,050,000		Bank of America Corp		3.248	10/21/27	26,419
	7,300,000	g,i	Bank of America Corp	LIBOR 3 M + 1.040%	3.419	12/20/28	6,988
	5,350,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5YR + 1.432%	3.803	12/15/32	5,068
	25,000,000		Bank of Nova Scotia		2.125	09/11/19	24,831
	6,450,000	i	Bank of Nova Scotia	LIBOR 3 M + 2.648%	4.650	12/30/49	6,087
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	5,399
	6,700,000		Barclays plc		3.650	03/16/25	6,453
	500,000		Barclays plc		5.200	05/12/26	504
	10,100,000	g	BNP Paribas S.A.		3.375	01/09/25	9,764
	9,350,000	g,i	BNP Paribas S.A.	USD SWAP SEMI 30/360 5YR + 1.483%	4.375	03/01/33	9,145
	3,225,000	g	BPCE S.A.		3.000	05/22/22	3,158
	5,224,000	g	BPCE S.A.		4.625	07/11/24	5,297
	1,733,000	g	BPCE S.A.		4.500	03/15/25	1,739
306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$3,200,000		Branch Banking & Trust Co		2.300%	10/15/18	$3,197
	9,750,000		Capital One Bank USA NA		2.650	08/08/22	9,377
	4,500,000		Capital One Bank USA NA		3.375	02/15/23	4,384
	20,320,000		Capital One NA		2.350	01/31/20	19,986
	50,075,000		Citigroup, Inc		3.200	10/21/26	47,635
	10,850,000	i	Citigroup, Inc	LIBOR 3 M + 1.390%	3.668	07/24/28	10,571
	5,950,000		Citigroup, Inc		4.125	07/25/28	5,876
	175,000		Citigroup, Inc		4.650	07/30/45	186
	10,000,000		Citigroup, Inc		5.350	12/30/49	9,938
	7,400,000		Citizens Bank NA		2.650	05/26/22	7,168
	6,500,000		Compass Bank		2.875	06/29/22	6,300
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	6,945
	13,700,000		Cooperatieve Rabobank UA		2.500	01/19/21	13,475
	19,900,000		Cooperatieve Rabobank UA		3.750	07/21/26	19,194
	4,900,000	g,i	Cooperatieve Rabobank UA	LIBOR 3 M + 10.868%	11.000	12/30/49	5,358
EUR	600,000		Credit Agricole Assurances S.A.		4.250	12/30/49	799
	$4,825,000	g	Credit Agricole S.A.		2.500	04/15/19	4,809
	5,500,000	g	Credit Agricole S.A.		2.375	07/01/21	5,342
	11,050,000	g	Credit Agricole S.A.		3.250	10/04/24	10,583
	3,800,000	g	DBS Group Holdings Ltd		2.246	07/16/19	3,774
EUR	500,000		Deutsche Bank AG.		1.250	09/08/21	623
	$9,200,000		Deutsche Bank AG.		3.950	02/27/23	9,171
	4,875,000		Discover Bank		3.200	08/09/21	4,820
	1,400,000		Discover Bank		3.450	07/27/26	1,322
EUR	1,000,000		FCE Bank plc		1.134	02/10/22	1,247
	$7,350,000	g	HSBC Bank plc		4.125	08/12/20	7,509
	5,150,000		HSBC Holdings plc		2.650	01/05/22	5,006
	6,575,000	i	HSBC Holdings plc	LIBOR 3 M + 1.055%	3.262	03/13/23	6,488
	4,250,000	i	HSBC Holdings plc	LIBOR 3 M + 0.923%	3.033	11/22/23	4,148
	250,000		HSBC Holdings plc		4.250	08/18/25	248
	11,825,000		HSBC Holdings plc		3.900	05/25/26	11,794
	3,825,000		HSBC Holdings plc		4.375	11/23/26	3,807
	6,450,000	i	HSBC Holdings plc	LIBOR 3 M + 1.546%	4.041	03/13/28	6,441
	3,300,000	i	HSBC Holdings plc	USD ICE SWAP RATE 11:00 NY 5 + 3.746%	6.000	12/30/49	3,275
	13,025,000		Huntington National Bank		2.500	08/07/22	12,552
	2,125,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	1,982
EUR	600,000		Intesa Sanpaolo S.p.A		3.500	01/17/22	818
	$6,075,000	g	Intesa Sanpaolo S.p.A		3.875	01/12/28	5,726
	12,925,000		JPMorgan Chase & Co		2.750	06/23/20	12,851
	16,725,000		JPMorgan Chase & Co		2.295	08/15/21	16,258
	10,850 ,000	i	JPMorgan Chase & Co	LIBOR 3 M + 0.935%	2.776	04/25/23	10,594
	4,850,000		JPMorgan Chase & Co		2.700	05/18/23	4,677
	20,400,000		JPMorgan Chase & Co		3.200	06/15/26	19,558
	21,275,000		JPMorgan Chase & Co		2.950	10/01/26	20,002
	5,750,000	i	JPMorgan Chase & Co	LIBOR 3 M + 1.360%	3.882	07/24/38	5,579
	200,000		JPMorgan Chase & Co		4.950	06/01/45	216
	3,750,000	i	JPMorgan Chase & Co	LIBOR 3 M + 3.250%	5.150	12/30/49	3,747
	2,700,000		KeyBank NA		2.500	12/15/19	2,683
	9,875,000		KeyBank NA		2.300	09/14/22	9,483
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$200,000		Lloyds Banking Group plc		3.574%	11/07/28	$189
	4,475,000	g	Macquarie Bank Ltd		2.600	06/24/19	4,456
	9,950,000		Manufacturers & Traders Trust Co		2.100	02/06/20	9,783
	17,000,000		PNC Bank NA		2.600	07/21/20	16,860
	5,625,000		PNC Bank NA		2.450	11/05/20	5,537
	10,950,000		PNC Bank NA		2.700	11/01/22	10,598
	17,395,000		PNC Bank NA		2.950	01/30/23	17,007
	6,000,000		PNC Financial Services Group, Inc		3.900	04/29/24	6,059
	40,000,000		Royal Bank of Canada		1.875	02/05/20	39,374
	9,350,000		Santander Holdings USA, Inc		3.400	01/18/23	9,137
	4,825,000		Santander Holdings USA, Inc		4.400	07/13/27	4,796
	3,325,000		Santander UK Group Holdings plc		3.571	01/10/23	3,287
	15,000,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	14,974
	13,100,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	12,913
	3,800,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	3,799
	6,650,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	6,577
	4,025,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	4,041
	13,875,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	13,473
	3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,569
	6,850,000		SunTrust Banks, Inc		2.900	03/03/21	6,803
	5,700,000		SunTrust Banks, Inc		2.750	05/01/23	5,527
	2,725,000		Synchrony Bank		3.000	06/15/22	2,634
	3,500,000	g	TC Ziraat Bankasi AS		5.125	09/29/23	3,378
	5,000,000		Toronto-Dominion Bank		1.450	09/06/18	4,981
	13,700,000		Toronto-Dominion Bank		1.850	09/11/20	13,331
	2,350,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	2,250
	2,100,000	g	Turkiye Is Bankasi		5.500	04/21/22	2,065
	4,275,000	g	Turkiye Is Bankasi		6.125	04/25/24	4,160
	5,000,000	g	UBS AG		2.450	12/01/20	4,910
	5,700,000		UnionBanCal Corp		3.500	06/18/22	5,692
	10,000,000	g	Westpac Banking Corp		1.850	11/26/18	9,962
	10,000,000		Westpac Banking Corp		2.750	01/11/23	9,738
	8,475,000	i	Westpac Banking Corp	USD ICE SWAP RATE 11:00 NY 5 + 2.236%	4.322	11/23/31	8,405
	3,875,000	i	Westpac Banking Corp	USD ICE SWAP RATE 11:00 NY 5 + 2.888%	5.000	12/30/49	3,581
	5,000,000	g	Yapi ve Kredi Bankasi AS		6.100	03/16/23	4,958
			TOTAL BANKS				865,398

CAPITAL GOODS - 0.8%
	7,175,000		Air Lease Corp		3.875	04/01/21	7,282
GBP	1,000,000		BAE Systems plc		4.125	06/08/22	1,530
	$2,075,000		Eaton Corp		4.000	11/02/32	2,078
	250,000		Eaton Corp		4.150	11/02/42	247
	4,075,000		General Electric Co		4.125	10/09/42	3,771
GBP	650,000		Glencore Finance Europe S.A.		6.500	02/27/19	952
EUR	1,000,000		Illinois Tool Works, Inc		1.250	05/22/23	1,273
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$7,400,000		Ingersoll-Rand Global Holding Co Ltd	3.750%	08/21/28	$7,341
EUR	600,000		Johnson Controls International plc	1.000	09/15/23	742
	$500,000		KLA-Tencor Corp	4.125	11/01/21	514
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,272
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,154
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,319
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	9,758
	3,000,000		Mosaic Co	4.050	11/15/27	2,924
	8,250,000		Parker-Hannifin Corp	3.250	03/01/27	8,061
	2,550,000		Parker-Hannifin Corp	4.100	03/01/47	2,600
	8,725,000		Rockwell Collins, Inc	3.500	03/15/27	8,412
	500,000		Rockwell Collins, Inc	4.350	04/15/47	492
	350,000	g	Stena AB	7.000	02/01/24	330
	2,075,000		Textron, Inc	3.875	03/01/25	2,081
	12,950,000		Timken Co	3.875	09/01/24	12,847
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,200
	8,225,000		United Technologies Corp	3.750	11/01/46	7,403
			TOTAL CAPITAL GOODS			105,583

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	4,875,000		AECOM	5.875	10/15/24	5,100
	4,400,000		RELX Capital, Inc	3.500	03/16/23	4,404
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,300
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,210
	8,171,000		Republic Services, Inc	2.900	07/01/26	7,653
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,035
	1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,544
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,545
	1,850,000		Waste Management, Inc	2.400	05/15/23	1,764
	9,700,000		Waste Management, Inc	3.150	11/15/27	9,236
	2,000,000		Waste Management, Inc	3.900	03/01/35	1,994
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,238
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			67,023

CONSUMER DURABLES & APPAREL - 0.1%
	3,000,000		Lennar Corp	4.750	04/01/21	3,052
	8,075,000		Newell Rubbermaid, Inc	4.200	04/01/26	7,999
	500,000		PulteGroup, Inc	4.250	03/01/21	506
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,030
EUR	500,000		Whirlpool Finance Luxembourg Sarl	1.100	11/09/27	593
			TOTAL CONSUMER DURABLES & APPAREL			13,180

CONSUMER SERVICES - 1.2%
	$2,165,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	2,068
	1,425,000		ADT Corp	6.250	10/15/21	1,486
	1,390,000		ADT Corp	3.500	07/15/22	1,291
	9,820,000		Amherst College	4.100	11/01/45	10,323
EUR	930,000		Aramark International Finance Sarl	3.125	04/01/25	1,188
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$2,500,000	g	Aramark Services, Inc		5.000%	04/01/25	$2,519
	2,000,000		Aramark Services, Inc		4.750	06/01/26	1,935
	3,400,000	g	Arcos Dorados Holdings, Inc		5.875	04/04/27	3,429
	2,000,000		Duke University		3.199	10/01/38	1,864
	16,000,000		George Washington University		3.545	09/15/46	14,801
	1,000,000		Hilton Domestic Operating Co, Inc		4.250	09/01/24	970
	1,610,000	g	International Game Technology		6.250	02/15/22	1,686
	1,610,000	g	International Game Technology		6.500	02/15/25	1,725
EUR	750,000		International Game Technology plc		4.750	02/15/23	1,011
	$5,000,000		Johns Hopkins University		4.083	07/01/53	5,193
	750,000		MGM Resorts International		4.625	09/01/26	716
	9,605,000		Northwestern University		3.812	12/01/50	9,553
	8,000,000		President and Fellows of Harvard College		3.529	10/01/31	8,139
	14,250,000		President and Fellows of Harvard College		3.619	10/01/37	14,356
	8,108,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	8,787
	10,000,000		Princeton University		3.840	07/01/48	10,440
	250,000		Scientific Games International, Inc		10.000	12/01/22	269
	1,000,000	g	Scientific Games International, Inc		5.000	10/15/25	972
EUR	500,000		Scientific Games International, Inc		3.375	02/15/26	595
	$2,000,000		Service Corp International		4.625	12/15/27	1,930
	3,600,000	g	ServiceMaster Co LLC		5.125	11/15/24	3,483
	15,000,000		Smith College		4.620	07/01/45	16,852
	6,600,000		Trustees of Dartmouth College		3.474	06/01/46	6,334
	21,000,000		University of Chicago		4.151	10/01/45	21,306
			TOTAL CONSUMER SERVICES				155,221

DIVERSIFIED FINANCIALS - 3.7%
	500,000		AerCap Ireland Capital Ltd		5.000	10/01/21	520
	2,800,000		Aircastle Ltd		4.125	05/01/24	2,758
	10,625,000		American Express Co		2.500	08/01/22	10,246
	12,275,000		American Express Co		3.400	02/27/23	12,247
	300,000		American Express Credit Corp		2.375	05/26/20	296
	2,425,000		American Express Credit Corp		2.700	03/03/22	2,372
	2,775,000		American Express Credit Corp		3.300	05/03/27	2,687
EUR	500,000		American Honda Finance Corp		0.550	03/17/23	615
	$3,050,000	g	Banco BTG Pactual S.A.		5.500	01/31/23	2,981
	4,125,000		Bank of New York Mellon Corp		5.450	05/15/19	4,248
	10,500,000		Bank of New York Mellon Corp		2.500	04/15/21	10,294
	300,000	g,i	BBVA Bancomer S.A.	DGS5 + 3.000%	5.350	11/12/29	295
	4,575,000	g,i	BBVA Bancomer S.A.	DGS5 + 2.650%	5.125	01/18/33	4,392
	10,525,000		Berkshire Hathaway, Inc		3.125	03/15/26	10,252
	250,000		Capital One Financial Corp		3.050	03/09/22	245
	9,700,000		Capital One Financial Corp		3.300	10/30/24	9,366
	6,900,000		Capital One Financial Corp		3.800	01/31/28	6,679
	250,000		Credit Suisse		3.625	09/09/24	249
	9,800,000	g,i	Credit Suisse Group AG.	LIBOR 3 M + 1.200%	2.997	12/14/23	9,498
	3,900,000	g	Credit Suisse Group AG.		4.282	01/09/28	3,905
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

EUR	750,000		Credit Suisse Group Funding Guernsey Ltd		1.250%	04/14/22	$942
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	7,712
	10,250,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	10,005
	13,800,000	g	Daimler Finance North America LLC		2.200	10/30/21	13,280
	100,000		Discover Financial Services		3.950	11/06/24	99
	7,325,000	g	EDP Finance BV		3.625	07/15/24	7,204
	4,975,000		Ford Motor Credit Co LLC		2.425	06/12/20	4,883
	29,100,000		Ford Motor Credit Co LLC		3.200	01/15/21	28,856
	12,925,000		Ford Motor Credit Co LLC		3.815	11/02/27	12,142
	4,978,000		GE Capital International Funding Co		4.418	11/15/35	4,849
	1,432,000		General Electric Capital Corp		5.875	01/14/38	1,664
	108,000		General Electric Capital Corp		6.875	01/10/39	140
	6,500,000		General Motors Financial Co, Inc		3.950	04/13/24	6,442
	300,000		General Motors Financial Co, Inc		4.300	07/13/25	300
EUR	850,000		General Motors Financial International BV		1.875	10/15/19	1,076
	950,000		Goldman Sachs Group, Inc		2.000	07/27/23	1,226
	$13,575,000		Goldman Sachs Group, Inc		3.500	01/23/25	13,310
	12,416,000	i	Goldman Sachs Group, Inc	LIBOR 3 M + 1.201%	3.272	09/29/25	11,946
	16,150,000	i	Goldman Sachs Group, Inc	LIBOR 3 M + 1.510%	3.691	06/05/28	15,646
	6,075,000	i	Goldman Sachs Group, Inc	LIBOR 3 M + 1.373%	4.017	10/31/38	5,870
	7,675,000		Goldman Sachs Group, Inc		4.800	07/08/44	8,259
	100,000		Goldman Sachs Group, Inc		5.150	05/22/45	108
	3,800,000	g	GrupoSura Finance S.A.		5.500	04/29/26	4,023
	1,315,985		Helios Leasing I LLC		2.018	05/29/24	1,285
	1,725,000		Icahn Enterprises LP		5.875	02/01/22	1,729
	5,750,000	g	ICICI Bank Ltd		3.800	12/14/27	5,367
	8,400,000		International Lease Finance Corp		3.875	04/15/18	8,402
	3,200,000		International Lease Finance Corp		5.875	04/01/19	3,287
	5,000,000		International Lease Finance Corp		5.875	08/15/22	5,364
	9,200,000		Jefferies Group LLC		4.150	01/23/30	8,570
	250,000		Jefferies Group, Inc		6.450	06/08/27	282
	1,625,000		Legg Mason, Inc		2.700	07/15/19	1,619
	2,400,000		Legg Mason, Inc		3.950	07/15/24	2,406
EUR	350,000		Lincoln Finance Ltd		6.875	04/15/21	445
	$2,050,000	g	LUKOIL International Finance BV		4.563	04/24/23	2,066
	8,925,000		Morgan Stanley		2.750	05/19/22	8,701
	24,800,000		Morgan Stanley		3.700	10/23/24	24,656
	23,475,000		Morgan Stanley		3.125	07/27/26	22,201
	250,000		Morgan Stanley		4.350	09/08/26	252
EUR	900,000		Morgan Stanley		1.342	10/23/26	1,086
	$8,225,000		Morgan Stanley		3.625	01/20/27	8,046
	3,800,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	3,970
	4,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	4,403
	5,000,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	4,823
	4,500,000		ORIX Corp		3.250	12/04/24	4,370
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$6,500,000		Raymond James Financial, Inc		4.950%	07/15/46	$7,017
	100,000		Shire Acquisitions Investments Ireland DAC		2.400	09/23/21	97
	24,200,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	22,551
	6,625,000		TD Ameritrade Holding Corp		3.300	04/01/27	6,459
	6,800,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	6,748
	11,600,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	11,244
	9,775,000		Unilever Capital Corp		2.900	05/05/27	9,239
	45,550,000		Wells Fargo & Co		2.625	07/22/22	44,050
	10,825,000		Wells Fargo & Co		3.069	01/24/23	10,641
EUR	500,000		Wells Fargo & Co		1.375	10/26/26	612
	$10,650,000	i	Wells Fargo & Co	LIBOR 3 M + 1.310%	3.584	05/22/28	10,385
			TOTAL DIVERSIFIED FINANCIALS				506,500

ENERGY - 3.7%
	3,725,000	g	Abu Dhabi Crude Oil Pipeline LLC		3.650	11/02/29	3,557
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,772
	2,375,000		AmeriGas Partners LP		5.625	05/20/24	2,360
	2,050,000		AmeriGas Partners LP		5.875	08/20/26	2,004
	4,200,000		Anadarko Petroleum Corp		5.550	03/15/26	4,582
	5,925,000		Anadarko Petroleum Corp		4.500	07/15/44	5,674
	100,000		Andeavor		5.125	12/15/26	105
	3,725,000		Andeavor Logistics LP		4.250	12/01/27	3,629
	3,100,000		Andeavor Logistics LP		5.200	12/01/47	3,047
	1,575,000	g	APT Pipelines Ltd		4.250	07/15/27	1,574
	4,150,000		Ashland, Inc		4.750	08/15/22	4,212
	16,500,000		BP Capital Markets plc		1.375	05/10/18	16,480
	13,300,000		BP Capital Markets plc		2.315	02/13/20	13,154
	3,800,000		BP Capital Markets plc		2.520	09/19/22	3,688
	7,500,000		BP Capital Markets plc		3.588	04/14/27	7,480
	6,575,000		BP Capital Markets plc		3.279	09/19/27	6,386
	699,000	g	California Resources Corp		8.000	12/15/22	549
	478,000	†	California Resources Corp		6.000	11/15/24	292
	6,500,000		Cenovus Energy, Inc		5.400	06/15/47	6,532
	3,025,000		Cimarex Energy Co		3.900	05/15/27	2,989
	6,200,000	g	Colonial Pipeline Co		4.250	04/15/48	6,164
	6,150,000		Concho Resources, Inc		3.750	10/01/27	6,009
	2,375,000		Crestwood Midstream Partners LP		5.750	04/01/25	2,354
	3,025,000		Devon Energy Corp		4.750	05/15/42	3,087
	6,000,000		Ecopetrol S.A.		5.375	06/26/26	6,252
	650,000	g	Empresa Nacional del Petroleo		3.750	08/05/26	626
	2,000,000	g	Empresa Nacional del Petroleo		4.500	09/14/47	1,859
	8,900,000		Energy Transfer Partners LP		4.750	01/15/26	8,994
	5,125,000		Enterprise Products Operating LLC		3.700	02/15/26	5,076
	4,775,000		Enterprise Products Operating LLC		4.450	02/15/43	4,745
	1,925,000		Enterprise Products Operating LLC		4.850	03/15/44	2,013
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$4,025,000		Enterprise Products Operating LLC	4.250%	02/15/48	$3,916
	100,000		Enterprise Products Operating LLC	5.250	08/16/77	97
	3,100,000		EQT Midstream Partners LP	4.125	12/01/26	2,974
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,233
	4,750,000		Exxon Mobil Corp	2.222	03/01/21	4,682
	2,739,000	*	Husky Energy, Inc	3.950	04/15/22	2,791
	500,000	g	KazMunayGas National Co JSC	3.875	04/19/22	498
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	2,961
EUR	500,000		Kinder Morgan, Inc	2.250	03/16/27	636
	$9,200,000		Kinder Morgan, Inc	4.300	03/01/28	9,162
	2,215,000		Kinder Morgan, Inc	5.300	12/01/34	2,273
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,903
	6,150,000		Kinder Morgan, Inc	5.200	03/01/48	6,181
	3,200,000		Magellan Midstream Partners LP	4.200	10/03/47	3,082
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,955
	3,000,000		Marathon Oil Corp	5.200	06/01/45	3,150
	4,240,000		MPLX LP	5.500	02/15/23	4,351
	3,800,000		MPLX LP	4.000	02/15/25	3,774
	8,012,000		MPLX LP	4.125	03/01/27	7,956
	5,850,000		MPLX LP	4.000	03/15/28	5,764
	6,150,000		MPLX LP	4.500	04/15/38	6,031
	6,150,000		MPLX LP	4.700	04/15/48	6,020
	200,000	g	NGPL PipeCo LLC	4.375	08/15/22	199
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,674
	900,000		Noble Energy, Inc	3.900	11/15/24	899
	9,500,000		Noble Energy, Inc	3.850	01/15/28	9,334
	6,075,000		Noble Energy, Inc	5.050	11/15/44	6,340
	1,500,000		Noble Energy, Inc	4.950	08/15/47	1,560
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,767
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,514
	2,500,000		ONEOK, Inc	4.000	07/13/27	2,461
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,175
	3,050,000	g	Peru LNG Srl	5.375	03/22/30	3,067
	11,500,000		Petrobras Global Finance BV	6.125	01/17/22	12,288
	2,335,000	g	Petrobras Global Finance BV	5.999	01/27/28	2,312
	400,000		Petrobras Global Finance BV	5.750	02/01/29	387
	750,000		Petrobras Global Finance BV	7.250	03/17/44	765
	4,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	3,898
	6,750,000		Petroleos Mexicanos	6.375	02/04/21	7,192
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,537
	825,000		Petroleos Mexicanos	5.375	03/13/22	856
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	464
	$10,000,000		Petroleos Mexicanos	1.950	12/20/22	9,829
	5,350,000		Petroleos Mexicanos	2.000	12/20/22	5,265
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,649
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,781
	1,775,000		Petroleos Mexicanos	6.500	03/13/27	1,896
	3,300,000	g	Petroleos Mexicanos	5.350	02/12/28	3,234
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$4,500,000		Petroleos Mexicanos		6.500%	06/02/41	$4,466
	4,180,000		Petroleos Mexicanos		5.500	06/27/44	3,722
	1,800,000		Petroleos Mexicanos		6.750	09/21/47	1,821
	2,600,000	g	Petroleos Mexicanos		6.350	02/12/48	2,512
	6,575,000		Phillips 66 Partners LP		3.550	10/01/26	6,253
	3,275,000		Phillips 66 Partners LP		4.680	02/15/45	3,189
	1,600,000		Phillips 66 Partners LP		4.900	10/01/46	1,603
	614,000		Pioneer Natural Resources Co		7.500	01/15/20	661
	8,675,000		Pioneer Natural Resources Co		3.450	01/15/21	8,728
	6,850,000		Pioneer Natural Resources Co		4.450	01/15/26	7,120
	100,000		Plains All American Pipeline LP		4.500	12/15/26	99
	3,335,000		Range Resources Corp		5.000	08/15/22	3,227
	1,200,000		Regency Energy Partners LP		4.500	11/01/23	1,215
	2,375,000	g	Reliance Holdings USA		5.400	02/14/22	2,509
	4,750,000	g	Reliance Industries Ltd		3.667	11/30/27	4,492
	9,875,000		Sabine Pass Liquefaction LLC		4.200	03/15/28	9,718
	6,000,000		Shell International Finance BV		2.375	08/21/22	5,821
	4,875,000		Shell International Finance BV		3.250	05/11/25	4,826
	6,825,000		Shell International Finance BV		4.000	05/10/46	6,856
	5,000,000		Southwestern Energy Co		4.100	03/15/22	4,787
	3,950,000		Spectra Energy Partners LP		3.500	03/15/25	3,803
	7,150,000		Spectra Energy Partners LP		4.500	03/15/45	6,927
	5,300,000		Statoil ASA		2.450	01/17/23	5,132
	250,000		Suncor Energy, Inc		3.600	12/01/24	250
	6,300,000		Suncor Energy, Inc		4.000	11/15/47	6,166
	6,500,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	6,153
	1,000,000	g	Sunoco LP		4.875	01/15/23	964
	600,000		Targa Resources Partners LP		5.125	02/01/25	597
EUR	600,000		Total Capital International S.A.		2.500	03/25/26	823
	$3,400,000		TransCanada PipeLines Ltd		5.850	03/15/36	4,023
	2,750,000	i	TransCanada PipeLines Ltd	LIBOR 3 M + 2.210%	4.049	05/15/67	2,637
	2,500,000		Vale Overseas Ltd		6.250	08/10/26	2,801
	2,760,000		Vale Overseas Ltd		6.875	11/21/36	3,246
	6,150,000		Valero Energy Partners LP		4.500	03/15/28	6,182
	4,550,000		Western Gas Partners LP		4.650	07/01/26	4,604
	2,900,000		Western Gas Partners LP		4.500	03/01/28	2,904
	5,075,000		Williams Partners LP		3.600	03/15/22	5,054
	1,500,000		Williams Partners LP		3.750	06/15/27	1,433
	1,175,000		Williams Partners LP		4.900	01/15/45	1,157
	350,000		WPX Energy, Inc		8.250	08/01/23	392
	2,400,000		WPX Energy, Inc		5.250	09/15/24	2,364
	3,500,000	g	YPF S.A.		8.500	07/28/25	3,863
	2,225,000	g	YPF S.A.		6.950	07/21/27	2,234
	4,725,000	g	YPF S.A.		7.000	12/15/47	4,236
			TOTAL ENERGY				495,548

FOOD & STAPLES RETAILING - 0.6%
	575,000	g	CK Hutchison International 17 Ltd		2.250	09/29/20	562
	9,200,000		CVS Health Corp		3.700	03/09/23	9,228
	15,950,000		CVS Health Corp		2.875	06/01/26	14,689
	18,875,000		CVS Health Corp		4.300	03/25/28	18,992
	20,300,000		CVS Health Corp		4.780	03/25/38	20,541
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$150,000		CVS Health Corp	5.125%	07/20/45	$160
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,898
	5,575,000		Kroger Co	3.700	08/01/27	5,383
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,264
	$4,600,000		SYSCO Corp	3.250	07/15/27	4,395
	7,575,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	7,153
			TOTAL FOOD & STAPLES RETAILING			87,265

FOOD, BEVERAGE & TOBACCO - 1.0%
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	13,590
	20,025,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	20,029
	2,910,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	2,891
	5,025,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	4,880
	19,475,000	h	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	19,703
	5,575,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	6,037
	6,825,000	h	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	7,047
	13,125,000	g	BAT Capital Corp	3.557	08/15/27	12,552
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,023
	3,500,000	g	Cosan Ltd	5.950	09/20/24	3,548
	4,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	3,857
EUR	465,000		Heineken NV	2.875	08/04/25	646
	$8,425,000	g	Heineken NV	3.500	01/29/28	8,177
	3,600,000	g	Heineken NV	4.350	03/29/47	3,666
	150,000		JM Smucker Co	4.375	03/15/45	150
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	203
	213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	211
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,239
	7,225,000		PepsiCo, Inc	3.450	10/06/46	6,628
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,058
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,066
	450,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	449
	6,000,000		Tyson Foods, Inc	3.550	06/02/27	5,754
			TOTAL FOOD, BEVERAGE & TOBACCO			136,404

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
	11,100,000		Anthem, Inc	3.650	12/01/27	10,724
	17,775,000		Becton Dickinson and Co	3.700	06/06/27	17,150
	400,000		Becton Dickinson and Co	4.685	12/15/44	402
	13,400,000		Cardinal Health, Inc	3.410	06/15/27	12,612
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,798
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,173
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	611
	$18,000,000		Express Scripts Holding Co	3.400	03/01/27	16,900
	3,575,000		HCA, Inc	5.875	03/15/22	3,767
	2,500,000		HCA, Inc	4.500	02/15/27	2,413
	3,000,000		HCA, Inc	5.500	06/15/47	2,899
	2,400,000	g	Hologic, Inc	4.375	10/15/25	2,316
	6,055,000		Johns Hopkins Health System Corp	3.837	05/15/46	6,045
	200,000		Laboratory Corp of America Holdings	3.600	02/01/25	197
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$9,625,000		Medtronic, Inc		4.625%	03/15/45	$10,524
	12,500,000		Mercy Health		3.382	11/01/25	12,212
	5,000,000		New York and Presbyterian Hospital		3.563	08/01/36	4,841
	2,000,000		Tenet Healthcare Corp		4.375	10/01/21	1,965
	2,700,000		Thermo Fisher Scientific, Inc		2.400	02/01/19	2,690
	4,325,000		Thermo Fisher Scientific, Inc		3.150	01/15/23	4,254
EUR	150,000		Thermo Fisher Scientific, Inc		1.400	01/23/26	184
	$5,350,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	4,991
	5,435,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	5,141
EUR	300,000		Thermo Fisher Scientific, Inc		1.950	07/24/29	368
	500,000		Thermo Fisher Scientific, Inc		2.875	07/24/37	623
	$2,150,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	2,153
	3,745,000		Zimmer Holdings, Inc		3.550	04/01/25	3,632
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				137,585

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	4,900,000		Clorox Co		3.500	12/15/24	4,909
	1,300,000		Ecolab, Inc		2.700	11/01/26	1,218
	1,300,000		Ecolab, Inc		3.700	11/01/46	1,191
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				7,318

INSURANCE - 1.3%
	6,250,000		ACE INA Holdings, Inc		2.875	11/03/22	6,190
	1,925,000		Aetna, Inc		6.625	06/15/36	2,428
	5,500,000		Allstate Corp		3.280	12/15/26	5,344
	8,500,000	i	Allstate Corp	LIBOR 3 M + 2.938%	5.750	08/15/53	8,904
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,586
EUR	650,000		American International Group, Inc		1.500	06/08/23	821
	$2,500,000		American International Group, Inc		3.750	07/10/25	2,460
	6,750,000		American International Group, Inc		3.900	04/01/26	6,677
	2,875,000		American International Group, Inc		4.200	04/01/28	2,903
	200,000		American International Group, Inc		3.875	01/15/35	186
	12,975,000		Aon plc		3.500	06/14/24	12,889
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	20,430
EUR	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	616
	250,000		Chubb INA Holdings, Inc		2.500	03/15/38	312
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,560
	3,050,000		CNA Financial Corp		3.450	08/15/27	2,896
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.869	07/13/20	7,589
	5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,821
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,343
	6,250,000		Humana, Inc		3.950	03/15/27	6,223
	3,300,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	3,367
EUR	1,125,000		Liberty Mutual Group, Inc		2.750	05/04/26	1,483
	$2,425,000		Lincoln National Corp		3.800	03/01/28	2,402
	3,250,000		Markel Corp		3.500	11/01/27	3,099
	2,150,000		Markel Corp		4.300	11/01/47	2,097
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,592
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,354
	4,325,000		MetLife, Inc		3.600	11/13/25	4,313
	8,050,000		Prudential Financial, Inc		7.375	06/15/19	8,478
	9,200,000		Prudential Financial, Inc		3.878	03/27/28	9,318
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,000,000	g	Prudential Funding LLC	6.750%	09/15/23	$3,432
	4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,266
	4,775,000		Travelers Cos, Inc	4.000	05/30/47	4,755
	6,150,000		Travelers Cos, Inc	4.050	03/07/48	6,196
	5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	5,486
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	4,348
	7,750,000	g	Vitality Re IX Ltd	3.300	01/10/22	7,774
	50,000		WellPoint, Inc	4.625	05/15/42	51
	500,000		Willis Group Holdings plc	5.750	03/15/21	532
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,517
			TOTAL INSURANCE			177,038

MATERIALS - 1.3%
	2,950,000		Agrium, Inc	3.375	03/15/25	2,862
	2,925,000		Agrium, Inc	4.125	03/15/35	2,849
	500,000		Agrium, Inc	5.250	01/15/45	544
	11,200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	10,682
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	6,784
	3,349,000		Albemarle Corp	5.450	12/01/44	3,652
EUR	850,000		Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	1,093
	$1,365,000		Ball Corp	5.000	03/15/22	1,413
EUR	250,000		Ball Corp	4.375	12/15/23	348
	$1,825,000		Barrick Gold Corp	3.850	04/01/22	1,866
	750,000	g	Berry Global, Inc	4.500	02/15/26	710
	3,200,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,698
	2,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	2,866
	1,425,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,674
	5,075,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	4,882
	2,275,000	g	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	2,319
	2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,315
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,330
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	4,060
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	3,788
	3,250,000	g	CRH America Finance, Inc	3.400	05/09/27	3,111
	3,725,000	g,h	CRH America Finance, Inc	3.950	04/04/28	3,711
	6,200,000	g,h	CRH America Finance, Inc	4.500	04/04/48	6,136
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,380
	1,025,000	g	Crown Americas LLC	4.750	02/01/26	992
	1,875,000		Crown Americas LLC	4.250	09/30/26	1,734
	3,250,000		Dow Chemical Co	4.375	11/15/42	3,230
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,040
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,045
	2,800,000	g	Equate Petrochemical BV	3.000	03/03/22	2,703
	3,125,000	g	Gerdau Trade, Inc	4.875	10/24/27	3,080
	6,500,000	g	Glencore Funding LLC	4.000	03/27/27	6,271
	6,725,000		International Paper Co	3.000	02/15/27	6,216
	4,925,000		International Paper Co	4.350	08/15/48	4,664
	4,800,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,782
	3,850,000	g	Klabin Finance S.A.	4.875	09/19/27	3,701
	3,250,000		LYB International Finance II BV	3.500	03/02/27	3,117
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,403
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$6,900,000		Newmont Mining Corp	4.875%	03/15/42	$7,245
	4,900,000	g	Nexa Resources S.A.	5.375	05/04/27	5,016
	3,500,000	g	Nova Chemicals Corp	4.875	06/01/24	3,351
	2,590,000		Nucor Corp	4.000	08/01/23	2,680
	1,600,000		Nucor Corp	5.200	08/01/43	1,844
	3,000,000	g	OCP S.A.	4.500	10/22/25	2,955
EUR	250,000		OI European Group BV	3.125	11/15/24	312
	$1,350,000		Olin Corp	5.125	09/15/27	1,331
	2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,871
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,038
	1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,408
	2,300,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	2,271
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,397
	1,350,000		Sherwin-Williams Co	4.500	06/01/47	1,341
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	938
	$1,800,000		Steel Dynamics, Inc	5.250	04/15/23	1,823
	1,630,000		Teck Resources Ltd	3.750	02/01/23	1,567
	3,300,000		Vulcan Materials Co	3.900	04/01/27	3,243
	4,400,000	g	WestRock Co	3.750	03/15/25	4,387
			TOTAL MATERIALS			174,069

MEDIA - 1.4%
	100,000		21st Century Fox America, Inc	3.375	11/15/26	99
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,725
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	2,003
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,901
GBP	675,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	970
	$6,750,000		CBS Corp	2.300	08/15/19	6,695
	4,200,000		CBS Corp	2.900	01/15/27	3,804
	2,500,000		CBS Corp	3.375	02/15/28	2,322
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,239
	5,395,000		Charter Communications Operating LLC	4.464	07/23/22	5,513
	19,275,000		Charter Communications Operating LLC	4.908	07/23/25	19,687
	3,400,000		Charter Communications Operating LLC	5.375	05/01/47	3,283
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,456
	18,200,000		Comcast Corp	3.200	07/15/36	16,058
	3,000,000		Comcast Corp	3.900	03/01/38	2,912
	3,403,000		Comcast Corp	4.049	11/01/52	3,203
	4,000,000		Discovery Communications LLC	2.950	03/20/23	3,853
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	413
	$5,625,000		Discovery Communications LLC	3.950	03/20/28	5,396
	1,930,000	g	Gannett Co, Inc	4.875	09/15/21	1,944
	2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,983
	2,000,000		Lamar Media Corp	5.000	05/01/23	2,017
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,060
	7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,248
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,643
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,157
	3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,739
	4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,731
	1,000,000	g	Sirius XM Radio, Inc	3.875	08/01/22	960
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,919
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$4,075,000		Time Warner Cable, Inc	4.500%	09/15/42	$3,524
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,364
	4,045,000		Time Warner, Inc	2.950	07/15/26	3,702
	7,500,000		Time Warner, Inc	3.800	02/15/27	7,246
	150,000		Time Warner, Inc	4.850	07/15/45	153
	5,000,000		Viacom, Inc	3.450	10/04/26	4,723
	1,150,000		Viacom, Inc	5.850	09/01/43	1,251
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	658
			TOTAL MEDIA			188,554

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,795
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,334
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,523
	18,500,000		AbbVie, Inc	3.200	05/14/26	17,597
	150,000		AbbVie, Inc	4.500	05/14/35	153
	6,700,000		AbbVie, Inc	4.400	11/06/42	6,600
	20,275,000		Actavis Funding SCS	3.800	03/15/25	19,915
	9,500,000		Actavis Funding SCS	4.550	03/15/35	9,288
	134,000		Actavis Funding SCS	4.750	03/15/45	131
EUR	475,000		Allergan Funding SCS	1.250	06/01/24	576
	$5,200,000		Amgen, Inc	1.850	08/19/21	4,982
	8,600,000		Amgen, Inc	2.600	08/19/26	7,847
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,409
	3,400,000		Celgene Corp	3.625	05/15/24	3,356
	13,600,000		Celgene Corp	3.450	11/15/27	12,883
	6,025,000		Celgene Corp	3.900	02/20/28	5,900
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,202
	6,750,000		Gilead Sciences, Inc	4.150	03/01/47	6,597
	8,150,000		Johnson & Johnson	2.900	01/15/28	7,827
	3,750,000		Johnson & Johnson	3.400	01/15/38	3,600
	4,100,000		Mylan NV	3.750	12/15/20	4,127
	3,300,000		Mylan NV	3.950	06/15/26	3,199
	4,600,000	g,h	Mylan, Inc	4.550	04/15/28	4,592
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,360
	500,000		Perrigo Finance plc	3.900	12/15/24	496
	2,675,000	g	Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	2,597
	17,825,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	14,300
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			186,186

REAL ESTATE - 1.5%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,638
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,245
	10,300,000		American Tower Corp	3.300	02/15/21	10,296
	2,418,000		American Tower Corp	3.375	10/15/26	2,273
	1,600,000		American Tower Corp	3.600	01/15/28	1,518
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,570
	2,700,000		Brandywine Operating Partnership LP	3.950	11/15/27	2,617
	4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,518
	5,250,000		Brixmor Operating Partnership LP	3.650	06/15/24	5,115
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,687
	2,650,000		Brixmor Operating Partnership LP	4.125	06/15/26	2,597
	3,965,000		Camden Property Trust	4.625	06/15/21	4,129
	3,000,000		Camden Property Trust	2.950	12/15/22	2,950
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$3,911,000		Crown Castle International Corp	4.875%	04/15/22	$4,108
2,850,000		Crown Castle International Corp	3.200	09/01/24	2,731
3,825,000		Crown Castle International Corp	3.650	09/01/27	3,642
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,316
2,968,000		DDR Corp	3.625	02/01/25	2,841
3,250,000		DDR Corp	4.250	02/01/26	3,228
3,250,000		DDR Corp	4.700	06/01/27	3,309
3,075,000		Digital Realty Trust LP	3.700	08/15/27	2,961
1,600,000		Duke Realty LP	3.250	06/30/26	1,533
1,250,000		Equinix, Inc	5.375	01/01/22	1,287
2,750,000		Equity One, Inc	3.750	11/15/22	2,768
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,728
78,000		HCP, Inc	5.375	02/01/21	82
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,627
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,502
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,711
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,544
6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	5,952
1,950,000		Highwoods Realty LP	3.875	03/01/27	1,896
2,900,000		Highwoods Realty LP	4.125	03/15/28	2,882
1,775,000		Host Hotels & Resorts LP	4.500	02/01/26	1,796
1,700,000		Kimco Realty Corp	3.800	04/01/27	1,636
2,500,000		Liberty Property LP	3.250	10/01/26	2,378
5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,415
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,482
4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,313
3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,458
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,616
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,357
2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,557
3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,886
7,400,000	h	Realty Income Corp	3.875	04/15/25	7,373
4,125,000		Realty Income Corp	3.650	01/15/28	4,001
7,225,000		Regency Centers LP	3.900	11/01/25	7,181
4,750,000		Regency Centers LP	3.600	02/01/27	4,550
405,000		Ventas Realty LP	3.125	06/15/23	397
6,150,000		Ventas Realty LP	4.000	03/01/28	6,051
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,165
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,764
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,127
3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,920
1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,234
3,575,000	*	Welltower, Inc	4.000	06/01/25	3,570
		TOTAL REAL ESTATE			200,028

RETAILING - 0.5%
600,000		Asbury Automotive Group, Inc	6.000	12/15/24	610
2,950,000		AutoNation, Inc	3.800	11/15/27	2,822
100,000		Best Buy Co, Inc	5.500	03/15/21	106
6,525,000		Enable Midstream Partners LP	4.400	03/15/27	6,382
8,850,000		Home Depot, Inc	2.000	04/01/21	8,632
8,725,000		Home Depot, Inc	3.350	09/15/25	8,685
5,175,000		Home Depot, Inc	3.000	04/01/26	5,027
2,975,000		Home Depot, Inc	3.500	09/15/56	2,651
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$3,150,000		L Brands, Inc	6.750%	07/01/36	$3,024
	7,575,000		O’Reilly Automotive, Inc	3.550	03/15/26	7,404
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,657
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	4,971
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,856
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,895
	$5,800,000		Target Corp	2.500	04/15/26	5,386
	5,625,000		Target Corp	3.625	04/15/46	5,097
			TOTAL RETAILING			71,205

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	16,275,000		Intel Corp	3.150	05/11/27	15,908
	2,500,000	g	Intel Corp	3.734	12/08/47	2,430
	3,475,000		Maxim Integrated Products, Inc	3.450	06/15/27	3,357
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,350
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			25,045

SOFTWARE & SERVICES - 0.8%
	4,175,000		Activision Blizzard Inc	2.300	09/15/21	4,034
	4,350,000		Activision Blizzard Inc	3.400	09/15/26	4,249
	5,400,000		Baidu, Inc	2.875	07/06/22	5,240
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,489
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	208
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	460
	$800,000	g	IMS Health, Inc	5.000	10/15/26	796
	30,200,000		Microsoft Corp	2.400	08/08/26	28,102
	3,750,000		Microsoft Corp	4.100	02/06/37	3,959
	5,850,000		Microsoft Corp	3.700	08/08/46	5,761
	1,475,000		NCR Corp	4.625	02/15/21	1,468
	525,000		NCR Corp	5.875	12/15/21	534
	550,000	g	Open Text Corp	5.625	01/15/23	570
	12,600,000		Oracle Corp	2.500	05/15/22	12,349
	14,375,000		Oracle Corp	2.650	07/15/26	13,432
	4,900,000		Oracle Corp	3.800	11/15/37	4,838
	6,300,000		Oracle Corp	4.000	11/15/47	6,218
			TOTAL SOFTWARE & SERVICES			103,707

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,462
	23,475,000		Apple, Inc	3.200	05/11/27	22,922
	14,500,000		Apple, Inc	3.000	11/13/27	13,877
EUR	750,000		Apple, Inc	1.375	05/24/29	925
	$4,525,000		Apple, Inc	4.650	02/23/46	4,974
	4,075,000		Broadcom Corp	3.875	01/15/27	3,960
	4,150,000		Broadcom Corp	3.500	01/15/28	3,898
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,044
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,622
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,655
	2,075,000		Corning, Inc	4.375	11/15/57	1,907
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,512
	10,550,000	g	Diamond Finance Corp	6.020	06/15/26	11,355
	200,000		Koninklijke Philips NV	3.750	03/15/22	205
	2,900,000		Motorola Solutions, Inc	4.600	02/23/28	2,917
	525,000	g	Sensata Technologies BV	5.625	11/01/24	549
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$250,000	g	Sensata Technologies BV	5.000%	10/01/25	$246
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,037
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,724
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	506
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,206
	3,000,000		Western Digital Corp	4.750	02/15/26	2,993
	250,000		Xerox Corp	3.625	03/15/23	244
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			125,740

TELECOMMUNICATION SERVICES - 1.5%
EUR	1,000,000		Altice Luxembourg S.A.	7.250	05/15/22	1,195
	$27,775,000		AT&T, Inc	3.400	05/15/25	26,748
	13,025,000		AT&T, Inc	3.900	08/14/27	13,106
	7,324,000	g	AT&T, Inc	4.100	02/15/28	7,267
EUR	500,000		AT&T, Inc	2.350	09/05/29	626
	$7,000,000	g	AT&T, Inc	4.300	02/15/30	6,965
	9,000,000		AT&T, Inc	4.500	05/15/35	8,806
	19,550,000		AT&T, Inc	4.900	08/14/37	19,694
GBP	355,000		AT&T, Inc	3.550	09/14/37	500
	$200,000		AT&T, Inc	4.300	12/15/42	185
	150,000		AT&T, Inc	4.800	06/15/44	146
	4,525,000		AT&T, Inc	4.750	05/15/46	4,388
	6,525,000	g	AT&T, Inc	5.150	11/15/46	6,658
	13,025,000		AT&T, Inc	5.150	02/14/50	13,133
	500,000		AT&T, Inc	5.300	08/14/58	503
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,481
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,652
	3,950,000		France Telecom S.A.	5.375	01/13/42	4,533
	4,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	4,036
	3,500,000	†,g,q	Oi S.A.	5.750	02/10/22	1,645
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,121
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,430
	2,000,000		T-Mobile USA, Inc	4.500	02/01/26	1,920
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,367
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,771
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	486
	400,000		Verizon Communications, Inc	1.875	10/26/29	484
	$30,520,000		Verizon Communications, Inc	4.272	01/15/36	29,176
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	368
	10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,276
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	3,010
	400,000		Verizon Communications, Inc	5.012	08/21/54	397
EUR	500,000		Virgin Media Finance plc	4.500	01/15/25	622
	$4,750,000	g,h	Vrio Finco LLC	6.875	04/04/28	4,774
			TOTAL TELECOMMUNICATION SERVICES			200,469

TRANSPORTATION - 0.8%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,537
	5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,731
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	73
	6,150,000		Burlington Northern Santa Fe LLC	4.050	06/15/48	6,177
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	8,839
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	225
	5,000,000		CSX Corp	3.250	06/01/27	4,776
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$150,000		CSX Corp	4.100%	03/15/44	$145
4,000,000		CSX Corp	3.800	11/01/46	3,671
3,000,000		CSX Corp	4.300	03/01/48	2,978
9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,236
100,000		FedEx Corp	3.875	08/01/42	94
2,830,000		FedEx Corp	4.100	02/01/45	2,674
7,425,000		FedEx Corp	4.050	02/15/48	6,958
17,344,000		Kansas City Southern	2.350	05/15/20	17,111
7,025,000	g	Norfolk Southern Corp	4.050	08/15/52	6,766
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,623
8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,513
3,500,000		Northrop Grumman Corp	4.030	10/15/47	3,354
1,925,000	g	Rumo Luxembourg Sarl	5.875	01/18/25	1,901
3,500,000	g	TTX Co	3.600	01/15/25	3,493
		TOTAL TRANSPORTATION			99,875

UTILITIES - 3.6%
1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,591
1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,647
1,600,000		AES Corp	4.500	03/15/23	1,629
1,775,000		AES Corp	4.875	05/15/23	1,806
8,475,000		AGL Capital Corp	3.875	11/15/25	8,483
2,125,000		AGL Capital Corp	4.400	06/01/43	2,129
3,475,000		Alabama Power Co	4.150	08/15/44	3,606
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,930
2,750,000		American Water Capital Corp	3.000	12/01/26	2,624
2,375,000		American Water Capital Corp	4.000	12/01/46	2,383
7,175,000		American Water Capital Corp	3.750	09/01/47	6,850
5,500,000		Atmos Energy Corp	8.500	03/15/19	5,790
1,175,000		Atmos Energy Corp	4.125	10/15/44	1,214
6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	6,242
5,925,000	g	Berkshire Hathaway Energy Co	3.250	04/15/28	5,714
6,225,000		Black Hills Corp	4.250	11/30/23	6,416
1,575,000		Black Hills Corp	3.150	01/15/27	1,482
4,750,000		Carolina Power & Light Co	5.300	01/15/19	4,835
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,786
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,271
2,850,000	g	Cerro del Aguila S.A.	4.125	08/16/27	2,715
44,491,499		CES MU2 LLC	1.994	05/13/27	42,814
3,840,000	g	CEZ AS.	4.250	04/03/22	3,940
4,675,000		CMS Energy Corp	3.600	11/15/25	4,623
200,000		CMS Energy Corp	3.450	08/15/27	194
2,625,000	g	Colbun S.A.	3.950	10/11/27	2,534
200,000		Commonwealth Edison Co	2.950	08/15/27	191
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,163
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,815
5,500,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	5,377
4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,417
3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,604
5,750,000		DTE Electric Co	3.750	08/15/47	5,616
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,437
5,825,000		Duke Energy Corp	1.800	09/01/21	5,543
8,675,000		Duke Energy Corp	2.650	09/01/26	7,912
750,000		Duke Energy Corp	4.800	12/15/45	805
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$8,794,789		Duke Energy Florida Project Finance LLC	1.196%	03/01/20	$8,646
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,825
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,486
	7,260,000		DY8 Leasing LLC	2.627	04/29/26	7,217
	10,746,080		DY9 Leasing LLC	2.372	03/19/27	10,533
	200,000		Emera US Finance LP	3.550	06/15/26	191
EUR	600,000		Engie S.A.	2.375	05/19/26	809
	$5,700,000		Entergy Corp	2.950	09/01/26	5,302
	5,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	5,798
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,455
	300,000		FirstEnergy Corp	3.900	07/15/27	294
	8,150,000		Fortis, Inc	3.055	10/04/26	7,548
	350,000		Georgia Power Co	3.250	03/30/27	338
	3,000,000		Georgia Power Co	5.400	06/01/40	3,553
	1,737,809		Golondrina Leasing LLC	1.822	05/03/25	1,680
	13,171,479		Helios Leasing II LLC	2.668	03/18/25	13,121
EUR	500,000		Iberdrola International BV	1.125	04/21/26	612
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,188
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,393
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,794
	2,425,000		Interstate Power & Light Co	3.700	09/15/46	2,300
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,008
	1,300,000		Israel Electric Corp Ltd	5.000	11/12/24	1,353
	6,125,000		Israel Electric Corp Ltd	4.250	08/14/28	6,006
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,045
	4,525,000	g	KazTransGas JSC	4.375	09/26/27	4,343
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,070
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	5,902
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	2,896
	800,000	g	Minejesa Capital BV	5.625	08/10/37	790
	2,800,000		Nevada Power Co	6.500	08/01/18	2,837
	3,335,000		Nevada Power Co	5.450	05/15/41	4,041
	13,025,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	12,649
	550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	533
	9,750,000		NiSource Finance Corp	3.490	05/15/27	9,422
	200,000		NiSource Finance Corp	4.800	02/15/44	212
	2,775,000		NiSource Finance Corp	3.950	03/30/48	2,603
	3,375,000		Northeast Utilities	1.450	05/01/18	3,372
	6,450,000		Northern States Power Co	3.600	09/15/47	6,141
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,060
	6,150,000		Ohio Power Co	4.150	04/01/48	6,256
	7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,048
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,527
	8,075,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	7,898
	2,700,000		Pacific Gas & Electric Co	3.750	08/15/42	2,411
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	5,650
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,659
	4,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	4,423
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,120
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,132
	200,000		PPL Capital Funding, Inc	3.100	05/15/26	189
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,996
	3,825,000		Progress Energy, Inc	7.050	03/15/19	3,969
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,100
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$2,640,000		Public Service Electric & Gas Co	5.300%	05/01/18	$2,646
	3,100,000		Public Service Electric & Gas Co	3.600	12/01/47	2,960
	3,635,451		Santa Rosa Leasing LLC	1.693	08/15/24	3,531
	5,550,000		Sempra Energy	2.875	10/01/22	5,426
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,894
	8,250,000		Southern Power Co	2.500	12/15/21	8,028
	7,825,000		Southern Power Co	4.150	12/01/25	8,035
	7,375,000		Southwest Gas Corp	3.700	04/01/28	7,423
	5,690,481		Tortola Leasing LLC	1.732	09/18/24	5,531
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,652
	300,000		Virginia Electric & Power Co	2.950	11/15/26	285
	6,500,000		Virginia Electric & Power Co	3.500	03/15/27	6,415
	3,925,000		Virginia Electric & Power Co	3.800	09/15/47	3,784
	7,995,585		Windermere Aviation LLC	2.351	05/27/26	7,849
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,141
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	2,885
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,180
			TOTAL UTILITIES			488,537

			TOTAL CORPORATE BONDS			4,675,646
			(Cost $4,727,706)

GOVERNMENT BONDS - 44.4%

AGENCY SECURITIES - 1.6%
	8,335,185		AMAL Ltd	3.465	08/21/21	8,468
	5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,440
	4,398,214		Export Lease Ten Co LLC	1.650	05/07/25	4,226
	250,000		Federal Home Loan Bank (FHLB)	1.125	07/14/21	239
	300,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	297
	13,409,634		HNA 2015 LLC	2.291	06/30/27	13,063
	13,385,000		Lutheran Medical Center	1.982	02/20/30	12,328
	8,775,000		Montefiore Medical Center	2.152	10/20/26	8,307
	3,755,475		MSN 41079 and 41084 Ltd	1.631	12/14/24	3,615
	8,623,221		Premier Aircraft Leasing	3.576	02/06/22	8,789
	5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,094
	7,240,000		PEFCO	1.450	08/15/19	7,143
	27,750,000		PEFCO	2.250	03/15/20	27,640
	35,000,000		PEFCO	4.300	12/15/21	37,054
	25,747,000		PEFCO	2.050	11/15/22	25,028
	34,186,950		Tagua Leasing LLC	1.900	07/12/24	33,249
	1,861,719		Union 12 Leasing LLC	2.164	02/17/24	1,829
	12,545,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,926
	2,524,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,555
	18,117,125		Zarapito Leasing LLC	2.628	11/12/26	17,959
			TOTAL AGENCY SECURITIES			235,249

FOREIGN GOVERNMENT BONDS - 5.7%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,854
	15,000,000		African Development Bank	1.375	12/17/18	14,909
	5,575,000		Argentina Republic Government International Bond	5.875	01/11/28	5,243
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,448
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,140
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

	$2,000,000	g	Bermuda Government International Bond	4.854%	02/06/24	$2,104
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,364
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,991
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,432
	$3,300,000		Brazilian Government International Bond	5.625	02/21/47	3,199
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,260
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,944
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,819
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,863
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	527
CAD	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,124
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,130
	$10,120,000		Chile Government International Bond	3.240	02/06/28	9,923
	100,000		Colombia Government International Bond	7.375	03/18/19	104
	6,125,000		Colombia Government International Bond	2.625	03/15/23	5,856
	5,350,000		Colombia Government International Bond	5.000	06/15/45	5,424
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,647
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	19,789
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	15,909
DOP	48,650,000	g	Dominican Republic International Bond	8.900	02/15/23	1,011
	$2,000,000	g	Dominican Republic International Bond	6.500	02/15/48	2,070
	1,000,000		Ecuador Government International Bond	7.875	01/23/28	963
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,309
	3,950,000	g	Egypt Government International Bond	8.500	01/31/47	4,409
	10,000,000		European Investment Bank	2.500	04/15/21	9,959
	250,000		European Investment Bank	3.250	01/29/24	255
	3,500,000		European Investment Bank	4.875	02/15/36	4,366
	3,575,000	g	Export Credit Bank of Turkey	4.250	09/18/22	3,393
	300,000	g	Export Credit Bank of Turkey	5.375	10/24/23	295
	15,000,000		Export Development Canada	2.000	11/30/20	14,783
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,973
	5,800,000	g	Export-Import Bank of India	3.875	02/01/28	5,631
	4,950,000		Export-Import Bank of Korea	2.250	01/21/20	4,877
EUR	2,762,000		France Government Bond OAT	1.750	11/25/24	3,738
	3,100,000		French Republic Government Bond OAT	0.750	05/25/28	3,826
	1,200,000		French Republic Government Bond OAT	2.000	05/25/48	1,630
	$3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,560
	2,000,000	g	Guatemala Government International Bond	4.375	06/05/27	1,945
EUR	1,575,000		Hellenic Republic Government Bond	4.375	08/01/22	2,025
	3,600,000		Hellenic Republic Government Bond	3.375	02/15/25	4,297
	$2,595,000		Honduras Government International Bond	7.500	03/15/24	2,859
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,926
EUR	1,250,000		Indonesia Government International Bond	2.150	07/18/24	1,584
	$2,500,000		Indonesia Government International Bond	3.500	01/11/28	2,395
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,394
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	425
	900,000		Inter-American Development Bank	2.750	10/30/25	678
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	1,009
ILS	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,326
	3,600,000	i	Israel Government Bond-FRN	0.130	05/31/26	1,018
	$6,200,000		Israel Government International Bond	3.250	01/17/28	6,040
	5,200,000		Israel Government International Bond	4.125	01/17/48	5,000
EUR	2,250,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	2,802
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

EUR	4,525,000		Italy Buoni Poliennali Del Tesoro		0.900%	08/01/22	$5,669
	5,925,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	7,114
	1,225,000		Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	1,596
	850,000	i	Italy Certificati di Credito del Tesoro	EURIBOR 6 M ACT/360 + 1.100%	0.826	10/15/24	1,083
	$5,310,000		Italy Government International Bond		6.875	09/27/23	6,170
	2,457,000	i	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	2,354
EUR	1,000,000		Ivory Coast Government International Bond		6.625	03/22/48	1,236
	$3,050,000		Jamaica Government International Bond		8.000	03/15/39	3,645
	6,000,000		Japan Bank for International Cooperation		2.375	04/20/26	5,680
	2,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	1,958
	2,700,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	2,637
	4,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,896
JPY	113,000,000		Japan Finance Organization for Municipalities		0.450	03/14/25	1,092
	103,000,000		Japan Finance Organization for Municipalities		0.484	06/13/25	999
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,311
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	4,177
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,501
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,260
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,236
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,791
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,993
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	5,281
	120,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	1,155
	445,000,000		Japan Government Two Year Bond		0.100	02/15/19	4,191
	280,000,000		Japan Government Two Year Bond		0.100	04/15/19	2,638
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	480
	1,900,000	g	Kenya Government International Bond		7.250	02/28/28	1,987
	18,750,000		KFW		2.625	01/25/22	18,686
EUR	1,025,000		Kingdom of Belgium Government Bond		1.600	06/22/47	1,279
NOK	1,200,000		Kommunalbanken AS.		2.000	05/03/18	153
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,588
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,867
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,645
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	611
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	4,966
	2,600,000		Korea Development Bank		2.500	03/11/20	2,571
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.621	03/12/21	3,998
	6,000,000	g	Korea Housing Finance Corp		1.625	09/15/18	5,961
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,555
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,653
KRW	980,000,000		Korea Treasury Bond		1.750	12/10/18	919
	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,649
	1,900,000,000		Korea Treasury Bond		1.375	09/10/21	1,725
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,543
	$7,050,000	g	Kuwait International Government Bond		2.750	03/20/22	6,912
	1,750,000		Lebanon Government International Bond		6.750	11/29/27	1,669
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,898
MXN	14,500,000		Mexican Bonos		8.000	12/07/23	826
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)

MXN	23,500,000		Mexican Bonos	5.750%	03/05/26	$1,174
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	4,912
	5,100,000		Mexico Government International Bond	4.150	03/28/27	5,156
	6,650,000		Mexico Government International Bond	4.750	03/08/44	6,467
	525,000	g	Mongolia Government International Bond	5.625	05/01/23	518
	5,750,000	g	Morocco Government International Bond	5.500	12/11/42	6,107
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,847
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	3,053
EUR	2,150,000		Netherlands Government Bond	0.750	07/15/28	2,673
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	416
NZD	700,000		New Zealand Government International Bond	4.500	04/15/27	577
	$3,050,000	g	Nigeria Government International Bond	6.500	11/28/27	3,092
	1,550,000	g	Nigeria Government International Bond	7.143	02/23/30	1,610
NOK	13,000,000		Norway Government International Bond	2.000	05/24/23	1,699
	12,200,000		Norway Government International Bond	1.500	02/19/26	1,524
	$5,000,000	g	Pakistan Government International Bond	6.875	12/05/27	4,725
	4,000,000		Panama Government International Bond	6.700	01/26/36	5,050
	3,000,000		Panama Government International Bond	4.500	05/15/47	3,045
	3,150,000	g	Paraguay Government International Bond	5.600	03/13/48	3,205
	4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	3,945
	9,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	9,420
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,877
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,490
	2,250,000		Peruvian Government International Bond	5.625	11/18/50	2,706
	625,000		Petroamazonas EP	4.625	11/06/20	600
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,643
	3,000,000		Philippine Government International Bond	3.700	02/02/42	2,895
	8,150,000		Poland Government International Bond	5.000	03/23/22	8,720
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	2,075
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,455
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,808
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,584
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	9,980
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,052
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,023
	8,835,000		Province of Quebec Canada	4.625	05/14/18	8,856
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,929
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,289
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,274
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,130
PLN	4,000,000		Republic of Poland Government Bond	3.250	07/25/25	1,196
	$635,827	i	Republic of Serbia	6.750	11/01/24	638
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,442
	100,000		Republic of the Philippines	6.500	01/20/20	106
	4,500,000	g	Romanian Government International Bond	6.750	02/07/22	5,002
RUB	88,750,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,589
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,421
	4,200,000		Russian Foreign Bond - Eurobond	4.375	03/21/29	4,148
	3,000,000		Russian Foreign Bond - Eurobond	5.250	06/23/47	2,996
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,445
	16,750,000	g	Saudi Government International Bond	2.875	03/04/23	16,124
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,746
EUR	1,000,000		Senegal Government International Bond	4.750	03/13/28	1,230
	$2,600,000	g	Senegal Government International Bond	6.250	05/23/33	2,564
	4,000,000	g	Senegal Government International Bond	6.750	03/13/48	3,920
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

SGD	4,250,000		Singapore Government Bond		1.750%	04/01/22	$3,211
	$4,000,000		South Africa Government International Bond		5.875	09/16/25	4,260
ZAR	12,200,000		South Africa Government International Bond		10.500	12/21/26	1,191
	15,100,000		South Africa Government International Bond		8.750	01/31/44	1,254
EUR	1,000,000		Spain Government Bond		0.450	10/31/22	1,251
	1,000,000		Spain Government Bond		2.700	10/31/48	1,352
	2,745,000		Spain Government International Bond		0.400	04/30/22	3,438
	2,550,000		Spain Government International Bond		2.750	10/31/24	3,589
	2,425,000		Spain Government International Bond		2.350	07/30/33	3,257
	$3,000,000	g	Sri Lanka Government International Bond		5.750	01/18/22	3,035
	1,500,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,555
	4,000,000		Svensk Exportkredit AB		1.125	04/05/18	4,000
	4,000,000		Svensk Exportkredit AB		1.750	03/10/21	3,895
SEK	4,400,000		Sweden Government International Bond		2.250	06/01/32	611
THB	53,000,000		Thailand Government International Bond		1.875	06/17/22	1,706
AUD	500,000		Treasury Corp of Victoria		6.000	06/15/20	416
	500,000		Treasury Corp of Victoria		3.000	10/20/28	383
	$7,000,000		Turkey Government International Bond		3.250	03/23/23	6,493
	5,750,000		Turkey Government International Bond		5.750	03/22/24	5,893
	2,600,000		Turkey Government International Bond		6.000	03/25/27	2,633
	5,650,000		Turkey Government International Bond		5.125	02/17/28	5,340
	2,950,000		Turkey Government International Bond		6.875	03/17/36	3,063
	6,300,000	g	Ukraine Government International Bond		7.375	09/25/32	6,075
GBP	2,375,000		United Kingdom Gilt		1.750	07/22/19	3,376
	2,365,000		United Kingdom Gilt		2.750	09/07/24	3,649
	2,450,000		United Kingdom Gilt		4.750	12/07/30	4,705
	1,000,000		United Kingdom Gilt		4.250	03/07/36	1,966
	2,150,000		United Kingdom Gilt		1.500	07/22/47	2,872
UYU	20,760,000	g	Uruguay Government International Bond		9.875	06/20/22	744
	$2,352,945		Uruguay Government International Bond		4.375	10/27/27	2,423
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	709
	$6,750,000		Uruguay Government International Bond		5.100	06/18/50	6,919
			TOTAL FOREIGN GOVERNMENT BONDS				769,010

MORTGAGE BACKED - 18.9%
	36,633,359		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	37,300
	9,603,161		FHLMC		3.000	03/15/44	9,463
	26,291,250		FHLMC		3.500	09/15/44	26,535
	11,954,052		FHLMC		3.500	11/15/44	12,061
	7,211,198		FHLMC		3.500	01/15/45	7,284
	11,986,586	i	FHLMC	LIBOR 1 M + 0.350%	2.127	11/15/47	11,993
	27,893,218	i	FHLMC	LIBOR 1 M + 0.350%	2.127	12/15/47	27,926
	14,188,251	i	FHLMC	LIBOR 1 M + 0.300%	2.077	02/15/48	14,136
	29,657		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	30
	8,977		FGLMC		7.000	05/01/23	10
	13,094,909		FGLMC		3.500	03/01/27	13,358
	24,594		FGLMC		8.000	01/01/31	27
	5,441		FGLMC		7.000	01/01/32	5
	48,848		FGLMC		8.000	02/01/32	50
	672,259		FGLMC		4.500	07/01/33	709
	1,436,865		FGLMC		5.500	12/01/33	1,583
	765,371		FGLMC		5.500	12/01/33	846
	4,566,061		FGLMC		7.000	12/01/33	5,157
	1,360,254		FGLMC		4.500	10/01/34	1,431
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$871,675		FGLMC	4.500%	04/01/35	$916
1,396,102		FGLMC	7.000	05/01/35	1,574
1,762,100		FGLMC	5.000	04/01/38	1,906
1,442,902		FGLMC	5.000	07/01/39	1,555
8,854,913	w	FGLMC	4.500	11/01/40	9,401
9,620,484	w	FGLMC	4.500	12/01/40	10,216
174,581		FGLMC	4.500	12/01/43	185
107,627		FGLMC	4.500	02/01/44	114
4,312,436		FGLMC	4.500	10/01/44	4,601
1,728,091		FGLMC	4.500	11/01/44	1,836
2,591,616		FGLMC	4.500	11/01/44	2,765
880,594		FGLMC	4.500	12/01/44	926
1,437,786		FGLMC	4.500	12/01/44	1,534
8,620,586		FGLMC	3.500	04/01/45	8,672
1,086,061		FGLMC	4.500	05/01/45	1,111
67,238,408		FGLMC	3.500	10/01/45	67,617
41,354,070		FGLMC	4.000	12/01/45	42,761
7,208,594		FGLMC	4.000	05/01/46	7,430
126,642,298		FGLMC	3.500	08/01/46	127,631
49,518,505		FGLMC	3.000	01/01/47	48,275
99,407,115		FGLMC	3.000	02/01/47	96,953
6,286,831		FGLMC	4.000	09/01/47	6,541
2,528		Federal National Mortgage Association (FNMA)	8.000	03/01/23	3
63,720		FNMA	8.000	07/01/24	71
13,595		FNMA	9.000	11/01/25	15
22,693,811		FNMA	3.500	02/01/32	23,153
7,642,699		FNMA	3.500	05/01/32	7,815
19,109,098		FNMA	3.500	07/01/32	19,496
833,799		FNMA	6.500	07/01/32	934
68,373		FNMA	7.000	07/01/32	70
144,489		FNMA	7.000	07/01/32	151
17,435,508		FNMA	3.000	11/01/32	17,420
5,574,339		FNMA	5.000	06/01/33	6,012
707,182		FNMA	4.500	10/01/33	744
13,224,561		FNMA	5.000	10/01/33	14,275
82,180		FNMA	5.000	11/01/33	88
1,823,865		FNMA	5.000	11/01/33	1,989
710,472		FNMA	5.000	03/01/34	767
5,808,942		FNMA	5.500	03/01/34	6,380
5,019,964		FNMA	5.500	02/01/35	5,513
1,242,412		FNMA	4.500	05/01/35	1,308
8,020,774		FNMA	5.000	05/01/35	8,658
3,570,738		FNMA	5.000	10/01/35	3,854
3,034,585		FNMA	5.000	02/01/36	3,275
32,078		FNMA	6.500	03/01/37	36
1,873,125		FNMA	5.500	08/01/37	2,062
1,096,891		FNMA	6.000	09/01/37	1,252
840,510		FNMA	6.000	09/01/37	957
526,675		FNMA	6.500	09/01/37	588
1,180,744		FNMA	5.500	01/01/38	1,296
65,451		FNMA	6.500	02/01/38	73
2,954,527		FNMA	5.500	04/01/38	3,233
6,869,457		FNMA	5.500	11/01/38	7,581
4,403,382		FNMA	5.500	12/01/38	4,876
149,247		FNMA	4.500	04/01/39	158
3,373,095		FNMA	4.500	05/01/39	3,570
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$2,866,951		FNMA	5.500%	08/01/39	$3,168
244,649		FNMA	4.500	02/01/40	259
1,197,789		FNMA	5.000	08/01/40	1,295
6,699,997		FNMA	5.000	09/01/40	7,241
454,654		FNMA	6.000	10/01/40	510
697,914		FNMA	4.500	11/01/40	741
10,964,325		FNMA	4.500	01/01/41	11,607
1,154,320		FNMA	4.500	01/01/41	1,226
19,231,371		FNMA	4.500	01/01/41	20,418
993,720		FNMA	4.500	02/01/41	1,055
9,928,638		FNMA	5.000	05/01/41	10,713
1,244,327		FNMA	4.500	06/01/41	1,321
1,011,156		FNMA	4.500	06/01/41	1,074
574,583		FNMA	5.000	06/01/41	621
3,300,226		FNMA	5.000	07/01/41	3,568
931,779		FNMA	5.000	08/01/41	1,007
4,196,007	h	FNMA	4.500	09/01/41	4,441
1,437,322		FNMA	4.500	12/01/41	1,526
19,831,156		FNMA	5.500	12/01/41	22,254
1,808,700		FNMA	4.500	01/01/42	1,920
1,261,929		FNMA	4.500	01/01/42	1,340
1,437,507		FNMA	4.500	03/01/42	1,527
1,102,128		FNMA	4.500	04/01/42	1,170
6,668,284		FNMA	4.500	04/01/42	7,051
1,428,717		FNMA	4.500	06/01/42	1,517
5,447,403		FNMA	4.500	06/01/42	5,749
1,034,393		FNMA	4.500	07/01/42	1,098
12,547,853		FNMA	4.500	08/01/42	13,278
4,881,529		FNMA	4.500	01/01/43	5,160
12,213,188		FNMA	4.500	10/01/43	12,928
8,079,882		FNMA	4.500	06/01/44	8,516
7,881,235		FNMA	4.500	10/01/44	8,384
14,643,135		FNMA	4.500	11/01/44	15,431
4,146,977		FNMA	4.500	12/01/44	4,409
42,436,908		FNMA	3.000	02/25/45	42,315
8,866,257		FNMA	3.000	02/25/45	8,813
799,448		FNMA	3.500	03/01/45	805
528,512		FNMA	3.500	03/01/45	531
1,945,411		FNMA	4.500	03/01/45	2,069
12,361,265		FNMA	3.000	03/25/45	12,257
701,517		FNMA	4.500	04/01/45	746
31,666,446		FNMA	3.500	04/25/45	32,083
37,896,446		FNMA	3.500	04/25/45	37,975
17,250,113		FNMA	3.500	05/01/45	17,369
75,731,626		FNMA	3.000	12/25/45	74,670
24,042,701		FNMA	3.500	01/01/46	24,165
42,935,207		FNMA	4.000	01/01/46	44,377
21,426,904		FNMA	3.500	06/01/46	21,536
4,874,296		FNMA	3.500	08/01/46	4,897
24,027,560		FNMA	3.500	10/01/46	24,152
1,963,539		FNMA	4.000	10/01/46	2,024
49,352,602		FNMA	3.500	12/01/46	49,487
140,092,605		FNMA	3.500	01/01/47	140,453
92,169,793		FNMA	4.500	10/01/47	96,678
9,637,397		FNMA	4.500	11/01/47	10,110
8,651,889		FNMA	4.000	12/01/47	8,912
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$12,561,221	i	FNMA	LIBOR 1 M + 0.300%	2.172%	01/25/48	$12,508
12,470,562	i	FNMA	LIBOR 1 M + 0.300%	2.172	02/25/48	12,443
145,394,377		FNMA		3.000	02/25/48	143,196
22,631,555	i	FNMA	LIBOR 1 M + 0.300%	2.172	03/25/48	22,598
316,278,272	h	FNMA		4.000	04/01/48	324,861
4,000,000	h	FNMA		3.000	05/25/48	3,893
8,000,000	h	FNMA		3.500	05/25/48	7,999
4,891		Government National Mortgage Association (GNMA)		8.000	06/15/24	5
20,170		GNMA		8.500	11/20/30	23
33,434		GNMA		8.500	12/20/30	39
14,490,194		GNMA		3.700	10/15/33	14,750
263,025		GNMA		6.000	10/20/36	295
305,200		GNMA		6.000	01/20/37	345
923,582		GNMA		6.000	02/20/37	1,041
653,850		GNMA		5.000	04/15/38	702
312,306		GNMA		6.000	08/20/38	351
579,225		GNMA		6.500	11/20/38	654
64,908		GNMA		4.500	02/20/39	69
276,579		GNMA		2.176	05/16/39	275
2,142,508		GNMA		5.000	06/15/39	2,309
1,382,443		GNMA		5.000	06/15/39	1,490
11,529,419		GNMA		3.700	08/15/40	11,716
91,575		GNMA		4.500	08/20/41	98
327,202		GNMA		4.500	09/20/41	349
71,445		GNMA		4.500	01/20/44	76
75,558		GNMA		4.500	02/20/44	80
137,970		GNMA		4.500	05/20/44	147
940,942		GNMA		4.500	05/20/44	1,004
1,072,650		GNMA		4.500	08/20/44	1,146
1,083,095		GNMA		4.500	09/20/44	1,156
384,813		GNMA		4.500	10/20/44	410
235,661		GNMA		4.500	11/20/44	246
674,728		GNMA		4.500	12/20/44	720
1,025,272		GNMA		4.500	02/20/45	1,095
1,184,824		GNMA		4.500	08/20/45	1,265
1,276,505		GNMA		4.500	08/20/45	1,362
1,193,529		GNMA		4.500	12/20/45	1,274
45,553,155		GNMA		3.000	12/20/47	44,816
106,104,389		GNMA		3.500	12/20/47	107,178
113,444,078		GNMA		3.000	01/20/48	111,609
90,983,763		GNMA		3.500	01/20/48	91,902
32,844,000		GNMA		4.000	03/20/48	33,816
7,000,000	h	GNMA		3.500	05/20/48	7,053
		TOTAL MORTGAGE BACKED				2,570,408

MUNICIPAL BONDS - 3.6%
28,410,000		California State University		3.899	11/01/47	28,885
845,000		City & County of San Francisco CA		3.750	09/01/37	835
2,000,000		City & County of San Francisco CA		4.000	09/01/48	2,001
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue		0.985	10/01/18	9,946
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue		1.217	10/01/19	8,571
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue		1.868	10/01/22	4,799
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068%	10/01/23	$2,654
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,287
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,047
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,009
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,564
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,286
5,815,000		Commonwealth Financing Authority	3.864	06/01/38	5,843
9,950,000		Commonwealth of Massachusetts	3.277	06/01/46	9,365
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,810
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,446
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,434
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,334
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,325
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,353
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,653
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,914
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	25,141
5,080,000		Illinois Finance Authority	3.944	08/15/47	5,107
1,895,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,882
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,166
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,243
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	963
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,561
2,560,000		Michigan Finance Authority	1.941	11/01/21	2,446
3,000,000		Michigan Finance Authority	2.244	11/01/22	2,861
500,000		New Jersey Economic Development Authority	3.300	06/15/19	501
570,000		New Jersey Economic Development Authority	3.500	06/15/20	573
500,000		New Jersey Economic Development Authority	3.700	06/15/21	504
1,110,000		New Jersey Economic Development Authority	3.800	07/01/22	1,109
5,680,000		New York State Dormitory Authority	3.998	07/01/39	5,750
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,009
8,000,000		Ohio State University	3.798	12/01/46	8,022
3,500,000		Palm Beach County Solid Waste Authority	2.083	10/01/21	3,421
2,625,000		Permanent University Fund	1.730	07/01/18	2,624
4,720,000		Permanent University Fund	1.880	07/01/19	4,691
2,320,000		Permanent University Fund	2.258	07/01/20	2,310
2,160,000		Permanent University Fund	2.408	07/01/21	2,144
2,750,000		Permanent University Fund	2.508	07/01/22	2,720
2,855,000		Permanent University Fund	2.608	07/01/23	2,826
3,250,000		Permanent University Fund	2.708	07/01/24	3,209
2,335,000		Permanent University Fund	2.808	07/01/25	2,308
3,775,000		Permanent University Fund	2.908	07/01/26	3,727
4,000,000		Permanent University Fund	3.008	07/01/27	3,958
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	1,990
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,698
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,500
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,002
7,500,000		Port of Morrow OR	1.582	09/01/20	7,329
2,075,000		Port of Morrow OR	1.782	09/01/21	2,009
1,955,000	h	Public Finance Authority	4.269	07/01/40	1,956
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	942
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259%	05/15/24	$945
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,179
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,684
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,487
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	647
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	821
11,360,000	San Jose Redevelopment Agency	3.375	08/01/34	10,996
3,060,000	State of Georgia	2.000	07/01/20	3,034
3,215,000	State of Georgia	2.150	07/01/21	3,176
3,465,000	State of Georgia	1.910	02/01/23	3,326
3,905,000	State of Georgia	2.750	07/01/25	3,830
4,100,000	State of Georgia	2.850	07/01/26	4,034
4,305,000	State of Georgia	2.950	07/01/27	4,247
4,520,000	State of Georgia	3.050	07/01/28	4,462
3,245,000	State of Georgia	3.150	07/01/29	3,215
3,200,000	State of Illinois	4.350	06/01/18	3,206
7,500,000	State of Illinois	2.000	06/15/19	7,447
7,160,000	State of Illinois	5.463	02/01/20	7,386
12,500,000	State of Illinois	1.930	06/15/20	12,283
12,500,000	State of Illinois	2.250	06/15/21	12,226
12,500,000	State of Illinois	3.150	06/15/26	12,328
12,500,000	State of Illinois	3.250	06/15/27	12,297
23,185,000	State of Illinois	5.100	06/01/33	21,732
20,000,000	State of Michigan	1.579	11/01/20	19,524
13,000,000	State of Michigan	1.779	11/01/21	12,575
7,000,000	State of Michigan	1.966	11/01/22	6,744
9,900,000	State of Wisconsin	3.154	05/01/27	9,744
6,000,000	University of California	2.570	05/15/22	5,965
17,045,000	University of California	3.931	05/15/45	17,399
20,000,000	University of New Mexico	3.532	06/20/32	19,917
500,000	Utah Municipal Power Agency	1.630	07/01/19	494
835,000	Utah Municipal Power Agency	1.823	07/01/20	816
500,000	Utah Municipal Power Agency	2.023	07/01/21	484
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,689
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,454
2,160,000	Virginia Port Authority	4.228	07/01/36	2,170
	TOTAL MUNICIPAL BONDS			483,526

U.S. TREASURY SECURITIES - 14.6%
106,186,000	United States Treasury Bond	5.375	02/15/31	135,845
65,602,000	United States Treasury Bond	4.500	02/15/36	80,952
4,500,000	United States Treasury Bond	4.750	02/15/37	5,752
38,000,000	United States Treasury Bond	3.500	02/15/39	41,680
11,900,000	United States Treasury Bond	3.875	08/15/40	13,760
19,135,000	United States Treasury Bond	4.375	05/15/41	23,772
16,434,000	United States Treasury Bond	3.750	08/15/41	18,692
56,375,000	United States Treasury Bond	3.625	08/15/43	62,988
35,680,000	United States Treasury Bond	3.000	05/15/45	35,829
81,710,000	United States Treasury Bond	2.875	08/15/45	80,071
102,850,000	United States Treasury Bond	2.500	05/15/46	93,323
1,075,000	United States Treasury Bond	3.000	05/15/47	1,078
83,480,000	United States Treasury Bond	2.750	11/15/47	79,629
67,000,000	United States Treasury Bond	3.000	02/15/48	67,236
40,000,000	United States Treasury Note	0.750	04/15/18	39,988
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$75,000,000	United States Treasury Note	0.625%	04/30/18	$74,944
60,000,000	United States Treasury Note	1.000	05/15/18	59,952
107,200,000	United States Treasury Note	0.625	06/30/18	106,888
37,665,000	United States Treasury Note	0.875	07/15/18	37,563
12,100,000	United States Treasury Note	2.250	07/31/18	12,117
12,700,000	United States Treasury Note	0.750	08/31/18	12,640
9,966,900	United States Treasury Note	1.375	09/30/18	9,939
71,675,000	United States Treasury Note	0.750	10/31/18	71,171
1,365,000	United States Treasury Note	1.750	10/31/18	1,363
5,325,000	United States Treasury Note	1.000	11/30/18	5,289
9,115,000	United States Treasury Note	1.250	12/31/18	9,060
10,950,000	United States Treasury Note	1.125	01/31/19	10,863
17,775,000	United States Treasury Note	1.000	03/15/19	17,586
1,100,000	United States Treasury Note	1.250	03/31/19	1,090
1,195,000	United States Treasury Note	0.875	04/15/19	1,179
5,400,000	United States Treasury Note	1.250	04/30/19	5,347
43,115,000	United States Treasury Note	1.250	05/31/19	42,658
50,000,000	United States Treasury Note	1.250	06/30/19	49,421
68,575,000	United States Treasury Note	1.375	07/31/19	67,826
48,700,000	United States Treasury Note	1.250	08/31/19	48,040
1,680,000	United States Treasury Note	1.500	10/31/19	1,660
57,835,000	United States Treasury Note	2.000	01/31/20	57,554
2,250,000	United States Treasury Note	1.375	02/15/20	2,212
25,000,000	United States Treasury Note	2.250	02/29/20	24,985
4,790,000	United States Treasury Note	1.625	03/15/20	4,728
7,500,000	United States Treasury Note	1.500	05/15/20	7,373
21,800,000	United States Treasury Note	1.625	07/31/20	21,447
51,565,000	United States Treasury Note	2.125	08/31/20	51,283
40,110,000	United States Treasury Note	1.375	09/15/20	39,178
3,000,000	United States Treasury Note	1.750	12/31/20	2,950
750,000	United States Treasury Note	1.375	01/31/21	729
825,000	United States Treasury Note	2.125	01/31/21	819
12,589,300	United States Treasury Note	1.125	02/28/21	12,139
12,720,000	United States Treasury Note	2.000	02/28/21	12,576
10,165,000	United States Treasury Note	2.375	03/15/21	10,159
18,635,000	United States Treasury Note	1.375	04/30/21	18,060
3,240,000	United States Treasury Note	2.250	04/30/21	3,224
1,040,000	United States Treasury Note	1.375	05/31/21	1,006
16,465,000	United States Treasury Note	2.000	05/31/21	16,248
1,730,000	United States Treasury Note	2.125	06/30/21	1,713
11,825,000	United States Treasury Note	2.000	08/31/21	11,645
1,710,000	United States Treasury Note	1.750	03/31/22	1,661
1,600,000	United States Treasury Note	1.875	03/31/22	1,561
8,000,000	United States Treasury Note	1.750	04/30/22	7,762
7,000,000	United States Treasury Note	2.000	07/31/22	6,849
30,000,000	United States Treasury Note	2.000	11/30/22	29,273
500,000	United States Treasury Note	1.750	01/31/23	482
19,400,000	United States Treasury Note	2.375	01/31/23	19,234
59,480,000	United States Treasury Note	2.625	02/28/23	59,640
20,000,000	United States Treasury Note	2.500	03/31/23	19,931
510,000	United States Treasury Note	1.375	06/30/23	480
500,000	United States Treasury Note	1.250	07/31/23	467
7,000,000	United States Treasury Note	2.125	02/29/24	6,801
26,379,000	United States Treasury Note	2.500	01/31/25	26,068
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$52,370,000		United States Treasury Note		2.750%	02/28/25	$52,559
17,630,000		United States Treasury Note		2.750	02/15/28	17,626
		TOTAL U.S. TREASURY SECURITIES				1,977,613

		TOTAL GOVERNMENT BONDS				6,035,806
		(Cost $6,082,985)

STRUCTURED ASSETS - 19.1%

ASSET BACKED - 9.4%
176,733	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.607	08/25/35	177
		Series - 2005 HE5 (Class M2)
11,450,000		Ally Auto Receivables Trust		2.100	03/15/22	11,284
		Series - 2017 2 (Class A4)
24,500,000		American Express Credit Account Master Trust		2.350	05/15/25	23,969
		Series - 2017 7 (Class A)
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,544
		Series - 2015 2 (Class C)
3,500,000		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	3,480
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	12,869
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust		1.870	08/18/21	5,454
		Series - 2017 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust		1.900	03/18/22	4,930
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,395
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO 7 Ltd		3.300	10/15/27	3,390
		Series - 2015 7A (Class B2R)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,000,000	g,i	Aventura Mall Trust		3.743	12/05/32	5,003
		Series - 2013 AVM (Class E)
1,000,000	g,i	Aventura Mall Trust		3.743	12/05/32	1,008
		Series - 2013 AVM (Class C)
13,500,000	g,i	Aventura Mall Trust		3.743	12/05/32	13,678
		Series - 2013 AVM (Class B)
2,701,000	g	Avis Budget Rental Car Funding AESOP LLC		1.920	09/20/19	2,696
		Series - 2013 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	11,883
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	31,399
		Series - 2017 2A (Class A)
3,850,000	g	BBCMS Trust		3.821	09/05/32	3,889
		Series - 2013 TYSN (Class C)
2,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	2,500
		Series - 2014 1A (Class B2R)
5,250,000		Capital Auto Receivables Asset Trust		1.690	03/20/21	5,181
		Series - 2016 3 (Class A4)
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$8,000,000	g	Capital Automotive REIT	3.660%	10/15/44	$7,910
		Series - 2014 1A (Class A)
6,935,833	g	Capital Automotive REIT	3.870	04/15/47	6,910
		Series - 2017 1A (Class A1)
14,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	13,794
		Series - 2017 A3 (Class A3)
29,500,000		Capital One Multi-Asset Execution Trust	2.290	07/15/25	28,741
		Series - 2017 A6 (Class A6)
3,000,000		CarMax Auto Owner Trust	1.600	01/18/22	2,918
		Series - 2016 3 (Class A4)
5,500,000		CarMax Auto Owner Trust	1.970	04/15/22	5,422
		Series - 2017 3 (Class A3)
4,850,000		CarMax Auto Owner Trust	2.250	09/15/22	4,772
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust	2.330	05/15/23	4,033
		Series - 2017 4 (Class A4)
2,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	2,500
		Series - 2014 21A (Class A2BR)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	402
		Series - 2004 2 (Class 1M2)
526,610	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	536
		Series - 2002 1 (Class AF6)
12,000,000		CNH Equipment Trust	2.170	04/17/23	11,751
		Series - 2017 B (Class A4)
12,500,000		CNH Equipment Trust	2.480	02/15/24	12,339
		Series - 2017 A (Class A4)
39,990,000		CNH Equipment Trust	2.360	11/15/24	39,086
		Series - 2017 C (Class A4)
5,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	5,212
		Series - 2016 BA (Class A3)
19,885,000	g	DB Master Finance LLC	3.980	02/20/45	20,057
		Series - 2015 1A (Class A2II)
21,082,163	g	DB Master Finance LLC	3.629	11/20/47	20,988
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	4,907
		Series - 2017 A2 (Class A2)
16,702,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,673
		Series - 2015 1A (Class A2I)
2,456,250	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,555
		Series - 2015 1A (Class A2II)
64,675,000	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	63,312
		Series - 2017 1A (Class A2II)
6,451,250	g	FOCUS Brands Funding LLC	3.857	04/30/47	6,483
		Series - 2017 1A (Class A2I)
5,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	4,971
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	17,787
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	17,255
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,446
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	16,042
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	11,860
		Series - 2017 1 (Class A)
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$27,050,000	g	Ford Credit Auto Owner Trust		2.360%	03/15/29	$26,290
		Series - 2017 2 (Class A)
20,500,000	g	Ford Credit Auto Owner Trust		319.000	07/15/31	20,430
3,500,000		Ford Credit Floorplan Master Owner Trust		2.070	05/15/22	3,448
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	4,948
		Series - 2015 5 (Class A)
7,000,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	6,875
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.019	03/25/49	2,285
		Series - 2016 K53 (Class B)
2,000,000		GM Financial Automobile Leasing Trust		2.020	09/21/20	1,981
		Series - 2017 2 (Class A3)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	5,860
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	6,897
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust		1.960	05/17/21	3,472
		Series - 2016 1 (Class A1)
922,902	g	HERO Funding Trust		3.280	09/20/48	922
		Series - 2017 2A (Class A1)
1,845,804	g	HERO Funding Trust		4.070	09/20/48	1,889
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,333
		Series - 2018 1A (Class A)
4,754,167	g	Hertz Vehicle Financing LLC		1.830	08/25/19	4,744
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	4,973
		Series - 2016 1A (Class A)
11,875,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	11,772
		Series - 2016 3A (Class A)
9,250,171	g	Hilton Grand Vacations Trust		2.660	12/26/28	9,125
		Series - 2017 AA (Class A)
5,395,933	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	5,300
		Series - 2017 AA (Class B)
5,000,000	g	Houston Galleria Mall Trust		3.087	03/05/37	4,864
		Series - 2015 HGLR (Class A1A2)
10,000,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	9,908
		Series - 2017 C (Class A3)
7,000,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	6,929
		Series - 2017 C (Class A4)
1,026,480	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	2.632	02/25/34	1,015
		Series - 2005 A (Class A3)
9,409,527	g	JG Wentworth XXII LLC		3.820	12/15/48	9,569
		Series - 2010 3A (Class A)
20,000,000		John Deere Owner Trust		2.110	07/15/24	19,632
		Series - 2017 B (Class A4)
1,354,342	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.122	02/25/36	1,353
		Series - 2006 1 (Class 1A1)
5,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	4,999
		Series - 2014 13A (Class B2R)
4,245,272	g	MVW Owner Trust		2.520	12/20/32	4,189
		Series - 2015 1A (Class A)
10,772,593	g	MVW Owner Trust		2.420	12/20/34	10,527
		Series - 2017 1A (Class A)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	3.222%	09/27/21	$7,032
		Series - 2016 1 (Class A)
23,027,000	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	23,475
		Series - 2017 1A (Class A1)
220,647	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	221
		Series - 2016 1A (Class A)
2,927,374	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,916
		Series - 2018 A (Class A)
8,840,000	g	Palisades Center Trust		3.357	04/13/33	8,698
		Series - 2016 PLSD (Class B)
17,822	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	2.752	08/25/33	17
		Series - 2003 2 (Class A)
558,807	i	Residential Funding Mortgage Securities II, Inc		5.950	08/25/34	563
		Series - 2005 HI1 (Class A5)
302,151	i	Residential Funding Mortgage Securities II, Inc		6.510	02/25/36	303
		Series - 2006 HI1 (Class M1)
204,793	i	Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	213
		Series - 2006 HI1 (Class M2)
4,741,106		Santander Drive Auto Receivables Trust		2.910	04/15/20	4,746
		Series - 2014 1 (Class D)
882,652		Santander Drive Auto Receivables Trust		1.560	05/15/20	882
		Series - 2016 2 (Class A3)
65,627		Santander Drive Auto Receivables Trust		1.960	05/15/20	66
		Series - 2015 5 (Class B)
608,572		Santander Drive Auto Receivables Trust		2.130	08/17/20	609
		Series - 2014 3 (Class C)
9,000,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	8,972
		Series - 2017 1 (Class A3)
3,500,000		Santander Drive Auto Receivables Trust		1.870	12/15/20	3,486
		Series - 2017 2 (Class A3)
5,000,000		Santander Drive Auto Receivables Trust		1.870	06/15/21	4,966
		Series - 2017 3 (Class A3)
600,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	601
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,933
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	7,950
		Series - 2017 1 (Class D)
12,500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	12,357
		Series - 2017 A (Class A4)
2,604,777	g	Sierra Receivables Funding Co LLC		2.700	10/20/30	2,598
		Series - 2013 3A (Class B)
3,374,898	g,i	Sierra Receivables Funding Co LLC		2.050	06/20/31	3,355
		Series - 2014 2A (Class A)
978,474	g,i	Sierra Receivables Funding Co LLC		2.400	06/20/31	974
		Series - 2014 2A (Class B)
3,048,583	g	Sierra Receivables Funding Co LLC		2.400	03/22/32	3,025
		Series - 2015 1A (Class A)
17,611,469	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	17,424
		Series - 2017 1A (Class A)
657,066	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	647
		Series - 2017 1A (Class B)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$3,778,439	g	Sierra Timeshare Receivables Funding LLC	2.580%	09/20/32	$3,766
		Series - 2015 3A (Class A)
686,390	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	682
		Series - 2015 3A (Class B)
2,530,119	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	2,536
		Series - 2016 1A (Class A)
8,194,729	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	8,099
		Series - 2016 2A (Class A)
1,304,893	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,292
		Series - 2016 2A (Class B)
5,835,609	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	5,732
		Series - 2016 3A (Class A)
3,458,138	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	3,352
		Series - 2016 3A (Class B)
8,069,087	g	SLM Student Loan Trust	3.740	02/15/29	8,125
		Series - 2011 B (Class A2)
6,211,886	g	SMB Private Education Loan Trust	2.490	06/15/27	6,134
		Series - 2015 A (Class A2A)
9,569,593	g	SMB Private Education Loan Trust	2.750	07/15/27	9,507
		Series - 2015 C (Class A2A)
13,703,000	g	SMB Private Education Loan Trust	2.430	02/17/32	13,358
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	15,761
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust	2.820	10/15/35	14,907
		Series - 2017 B (Class A2A)
10,000,000	g	SMB Private Education Loan Trust	3.500	02/15/36	9,998
		Series - 2018 A (Class A2A)
2,519,555	g	SoFi Professional Loan Program LLC	1.530	04/25/33	2,506
		Series - 2016 D (Class A2A)
16,220,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	15,754
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	14,841
		Series - 2016 E (Class A2B)
3,305,039	g	SoFi Professional Loan Program LLC	2.760	12/26/36	3,276
		Series - 2016 A (Class A2)
1,577,522	g	SoFi Professional Loan Program LLC	1.550	03/26/40	1,564
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	4,805
		Series - 2017 A (Class A2B)
13,800,320	g	SoFi Professional Loan Program LLC	1.830	05/25/40	13,714
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC	2.740	05/25/40	12,902
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC	2.630	07/25/40	3,926
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC	2.720	11/26/40	10,373
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC	2.840	01/25/41	13,280
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC	2.950	02/25/42	20,714
		Series - 2018 A (Class A2B)
3,600,835	g	SolarCity LMC	4.590	04/20/44	3,611
		Series - 2014 1 (Class A)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$37,283,590	g	SpringCastle America Funding LLC		3.050%	04/25/29	$37,234
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,914
		Series - 2016 AA (Class B)
14,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	13,718
		Series - 2017 2 (Class A)
13,084,375	g	Taco Bell Funding LLC		3.832	05/25/46	13,157
		Series - 2016 1A (Class A2I)
13,468,294	g	TLF National Tax Lien Trust		3.090	12/15/29	13,453
		Series - 2017 1A (Class A)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,394
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,010
		Series - 2017 C4 (Class ASB)
5,304,000	g	Verizon Owner Trust		1.680	05/20/21	5,244
		Series - 2016 2A (Class A)
3,000,000	g	Verizon Owner Trust		2.060	09/20/21	2,971
		Series - 2017 1A (Class A)
25,000,000	g	Verizon Owner Trust		1.920	12/20/21	24,642
		Series - 2017 2A (Class A)
11,735,339	g,i	VOLT LXII LLC (Step Bond)		3.125	09/25/47	11,671
		Series - 2017 NPL9 (Class A1)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	1,996
		Series - 2010 VNO (Class C)
431,935	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	425
		Series - 2006 N1 (Class N1)
366,853	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.232	05/25/35	366
		Series - 2005 SD1 (Class A)
38,902,500	g	Wendys Funding LLC		3.573	03/15/48	38,429
		Series - 2018 1A (Class A2I)
4,987,500	g	Wendys Funding LLC		3.884	03/15/48	4,941
		Series - 2018 1A (Class A2II)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,913
		Series - 2016 A (Class A)
3,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	2,950
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	8,794
		Series - 2017 B (Class A4)
5,932,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	5,871
		Series - 2016 A (Class A4)
7,000,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	6,897
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				1,271,454

OTHER MORTGAGE BACKED - 9.7%
3,202,743	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	3,244
		Series - 2007 1 (Class AM)
1,891,261	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	1,916
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	11,782
		Series - 2016 UB10 (Class ASB)
4,077,038	i	Banc of America Commercial Mortgage Trust		5.862	02/10/51	4,193
		Series - 2007 5 (Class AJ)
1,160,000	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	1,172
		Series - 2007 4 (Class E)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

$2,640,286	g,i	Banc of America Commercial Mortgage Trust	5.901%	02/10/51	$2,652
		Series - 2007 4 (Class D)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	1,991
		Series - 2007 5 (Class B)
15,000,000		BANK	3.419	05/15/50	14,998
		Series - 2017 BNK4 (Class ASB)
5,500,000		BANK	3.314	11/15/50	5,453
		Series - 2017 BNK8 (Class ASB)
15,000,000		BBCMS MORTGAGE TRUST	3.488	02/15/50	15,149
		Series - 2017 C1 (Class ASB)
7,698,000		CCUBS Commercial Mortgage Trust	3.462	11/15/50	7,752
		Series - 2017 C1 (Class ASB)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,349
		Series - 2016 CD1 (Class ASB)
12,500,000		CD Mortgage Trust	2.926	08/10/49	11,811
		Series - 2016 CD1 (Class AM)
10,000,000		CD Mortgage Trust	3.220	08/15/50	9,903
		Series - 2017 CD5 (Class AAB)
5,000,000		CD Mortgage Trust	3.332	11/13/50	5,002
		Series - 2017 CD6 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	7,965
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	8,996
		Series - 2015 SMRT (Class D)
5,000,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	4,957
		Series - 2017 B1 (Class AAB)
3,887,748		CHL Mortgage Pass-Through Trust	3.520	02/20/35	3,926
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g	Citigroup Commercial Mortgage Trust	2.228	09/10/31	2,909
		Series - 2016 SMPL (Class A)
2,500,000	g	Citigroup Commercial Mortgage Trust	2.576	09/10/31	2,403
		Series - 2016 SMPL (Class B)
3,209,228		Citigroup Commercial Mortgage Trust	1.506	05/10/49	3,154
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,413
		Series - 2016 C1 (Class AAB)
10,000,000		Citigroup Commercial Mortgage Trust	3.268	09/15/50	9,943
		Series - 2017 P8 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	6,808
		Series - 2017 C4 (Class AS)
9,228,019	i	COBALT CMBS Commercial Mortgage Trust	5.812	05/15/46	9,407
		Series - 2007 C3 (Class AJ)
15,000,000	g	COMM Mortgage Trust	3.244	10/10/29	14,816
		Series - 2017 PANW (Class A)
6,545,000	g	COMM Mortgage Trust	4.353	08/10/30	6,877
		Series - 2013 300P (Class A1)
444,891		COMM Mortgage Trust	1.399	02/10/48	441
		Series - 2015 LC19 (Class A1)
16,702,470		COMM Mortgage Trust	3.183	02/10/48	16,439
		Series - 2015 LC19 (Class A4)
14,500,000		COMM Mortgage Trust	3.421	07/10/48	14,651
		Series - 2015 LC21 (Class ASB)
2,632,945		COMM Mortgage Trust	1.667	07/10/50	2,618
		Series - 2015 PC1 (Class A1)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$4,356,428	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.022%	09/25/28	$4,389
		Series - 2016 C02 (Class 1M1)
6,675,629	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.222	01/25/29	6,706
		Series - 2016 C05 (Class 2M1)
29,118,654	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.322	01/25/29	29,351
		Series - 2016 C04 (Class 1M1)
15,681,777	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.172	04/25/29	15,818
		Series - 2016 C06 (Class 1M1)
11,731,336	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	11,826
		Series - 2017 C01 (Class 1M1)
12,508,131	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.822	10/25/29	12,579
		Series - 2017 C03 (Class 1M1)
3,687,142	i	Connecticut Avenue Securities	LIBOR 1 M + 0.550%	2.422	01/25/30	3,685
		Series - 2017 C05 (Class 1M1)
44,923,152	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.472	07/25/30	44,907
		Series - 2018 C01 (Class 1M1)
6,144,500	g,i	Credit Suisse Commercial Mortgage Trust		5.751	01/15/49	6,263
		Series - 2007 C2 (Class B)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	5,935
		Series - 2007 C2 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	11,857
		Series - 2006 OMA (Class D)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,485
		Series - 2016 C7 (Class ASB)
14,580,000		CSAIL Commercial Mortgage Trust		3.186	06/15/50	14,422
		Series - 2017 C8 (Class ASB)
56,366,029	i	CSAIL Commercial Mortgage Trust		0.902	09/15/50	2,794
		Series - 2017 CX9 (Class XA)
6,518,115		CSAIL Commercial Mortgage Trust		1.454	06/15/57	6,466
		Series - 2015 C2 (Class A1)
7,400,000	g,i	CSMC Trust		3.728	11/10/32	7,453
		Series - 2017 CALI (Class B)
11,000,000		DBJPM Mortgage Trust		2.756	09/10/49	10,657
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	9,822
		Series - 2017 C6 (Class ASB)
11,000,000	g	DBUBS Mortgage Trust		3.452	10/10/34	11,036
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	15,340
		Series - 2017 BRBK (Class B)
5,093,091	g	DBUBS Mortgage Trust		4.452	05/10/44	5,232
		Series - 2011 LC3A (Class PM1)
43,996,657	g	DBUBS Mortgage Trust		4.537	07/10/44	45,740
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,126
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.565	07/10/44	5,263
		Series - 2011 LC2A (Class C)
9,800,000	g,i	DBUBS Mortgage Trust		5.341	08/10/44	10,377
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust		5.341	08/10/44	2,188
		Series - 2011 LC3A (Class B)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$5,525,000	g,i	DBUBS Mortgage Trust		5.699%	11/10/46	$5,829
		Series - 2011 LC1A (Class C)
4,849,927	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates		5.401	12/13/28	5,125
		Series - 2006 4TS (Class A)
9,929,135	i	GE Commercial Mortgage Corp		5.606	12/10/49	10,021
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,673
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE Mortgage Trust		3.369	06/10/28	21,403
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust		3.520	06/10/28	4,986
		Series - 2014 GRCE (Class B)
3,454,843	i	Greenwich Capital Commercial Funding Corp		5.736	07/10/38	3,455
		Series - 2006 GG7 (Class AM)
4,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	4,516
		Series - 2017 SLP (Class A)
15,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	16,199
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,340
		Series - 2012 BWTR (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II		5.183	12/10/43	6,173
		Series - 2010 C2 (Class B)
10,000,000		GS Mortgage Securities Trust		2.777	10/10/49	9,734
		Series - 2016 GS3 (Class AAB)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	11,889
		Series - 2017 GS6 (Class AAB)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,680
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	6,742
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,359
		Series - 2016 10HY (Class B)
874,855	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.532	03/25/35	838
		Series - 2004 11 (Class 2A1)
25,850,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	26,829
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,359
		Series - 2011 C3 (Class C)
1,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.674	02/15/46	1,470
		Series - 2011 C3 (Class E)
818,644	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.106	07/15/46	819
		Series - 2011 C4 (Class A3)
17,250,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	17,825
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,560
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.541	07/15/46	6,759
		Series - 2011 C4 (Class C)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713%	08/15/49	$6,779
		Series - 2016 JP2 (Class ASB)
2,199,009	g,i	JP Morgan Mortgage Trust		2.698	06/25/46	2,185
		Series - 2016 2 (Class A1)
2,062,040	g,i	JP Morgan Mortgage Trust		2.861	06/25/46	2,049
		Series - 2016 2 (Class 2A1)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,088
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.458	09/15/47	2,060
		Series - 2014 C23 (Class B)
62,998,071	i	JPMCC Commercial Mortgage Securities Trust		1.326	07/15/50	4,585
		Series - 2017 JP6 (Class XA)
3,875,000		JPMCC Commercial Mortgage Securities Trust		3.241	09/15/50	3,830
		Series - 2017 JP7 (Class ASB)
6,148,000		JPMDB Commercial Mortgage Securities Trust		3.492	03/15/50	6,172
		Series - 2017 C5 (Class ASB)
17,726,195	i	JPMDB Commercial Mortgage Securities Trust		0.917	10/15/50	1,147
		Series - 2017 C7 (Class XA)
12,404,000		JPMDB Commercial Mortgage Securities Trust		3.242	10/15/50	12,256
		Series - 2017 C7 (Class ASB)
694,685	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	695
		Series - 2007 C1 (Class D)
1,825,464	g	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	1,824
		Series - 2007 C6 (Class AMFL)
189,495	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	189
		Series - 2007 C6 (Class AM)
15,000,000	g	LCCM		3.357	07/12/50	15,026
		Series - 2017 LC26 (Class ASB)
9,244,754	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	9,271
		Series - 2015 A (Class A)
5,880,000	g,i	Merrill Lynch Mortgage Trust		6.498	02/12/51	5,873
		Series - 2008 C1 (Class C)
2,209,722	g,i	Merrill Lynch Mortgage Trust		6.498	02/12/51	2,207
		Series - 0 C1 (Class AJAF)
16,415,807	i	ML-CFC Commercial Mortgage Trust		5.485	03/12/51	16,570
		Series - 2007 6 (Class AM)
3,097,566		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	3,069
		Series - 2013 C7 (Class AAB)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	4,528
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,607
		Series - 2015 C20 (Class AS)
1,424,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	1,425
		Series - 2015 C21 (Class AS)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$12,400,000	g	Morgan Stanley Capital I Trust		2.695%	01/11/32	$12,302
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust		4.012	09/09/32	2,601
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust		4.264	09/09/32	3,601
		Series - 2014 150E (Class B)
3,788,305	i	Morgan Stanley Capital I Trust		5.389	11/12/41	3,789
		Series - 2006 HQ10 (Class AJ)
3,450,000	g,i	Morgan Stanley Capital I Trust		5.427	09/15/47	3,591
		Series - 2011 C1 (Class D)
6,191,837	i	Morgan Stanley Capital I Trust		5.994	06/11/49	6,286
		Series - 2007 IQ15 (Class AJ)
12,121,000	g,i	Morgan Stanley Capital I Trust		5.994	06/11/49	11,955
		Series - 2007 IQ15 (Class B)
143,612	i	Morgan Stanley Capital I Trust		6.122	12/12/49	144
		Series - 2007 IQ16 (Class AMA)
10,736,116	i	Morgan Stanley Capital I Trust		6.168	12/12/49	9,657
		Series - 2007 IQ16 (Class AJFX)
6,557,977	i	Morgan Stanley Capital I Trust		6.168	12/12/49	5,899
		Series - 2007 IQ16 (Class AJ)
21,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	21,027
		Series - 2017 H1 (Class ASB)
146,007		Morgan Stanley Capital I Trust		4.770	07/15/56	145
		Series - 0 IQ9 (Class AJ)
25,000,000	g	Prima Capital CRE Securitization Ltd		4.000	08/24/49	25,042
		Series - 2015 4A (Class C)
6,760,963	g,i	Sequoia Mortgage Trust		3.500	03/25/47	6,769
		Series - 2017 2 (Class A4)
10,423,214	g,i	Sequoia Mortgage Trust		3.500	03/25/47	10,396
		Series - 2017 2 (Class A1)
11,713,507	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,718
		Series - 2017 3 (Class A4)
4,426,621	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,436
		Series - 2017 5 (Class A4)
3,565,668	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	09/25/24	3,681
		Series - 2014 HQ2 (Class M2)
14,729,510	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.822	05/25/25	15,122
		Series - 2015 HQ2 (Class M2)
480,913	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	3.322	07/25/28	481
		Series - 2016 DNA1 (Class M1)
1,474,010	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	10/25/28	1,494
		Series - 2016 DNA2 (Class M2)
2,360,989	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.972	12/25/28	2,363
		Series - 2016 DNA3 (Class M1)
3,745,830	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.672	03/25/29	3,753
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.172	03/25/29	2,781
		Series - 2016 DNA4 (Class M2)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$9,471,966	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.072%	07/25/29	$9,554
		Series - 2017 DNA1 (Class M1)
41,712,815	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.622	03/25/30	41,833
		Series - 2017 DNA3 (Class M1)
3,497,542	g	VSE VOI Mortgage LLC		2.540	07/20/33	3,437
		Series - 2016 A (Class A)
2,682,450	g	VSE VOI Mortgage LLC		2.740	07/20/33	2,627
		Series - 2016 A (Class B)
8,681,462	g	VSE VOI Mortgage LLC		2.330	03/20/35	8,464
		Series - 2017 A (Class A)
502,719	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	502
		Series - 2006 C27 (Class AJ)
5,382,584	i	Wachovia Bank Commercial Mortgage Trust		6.133	05/15/46	5,450
		Series - 2007 C34 (Class AJ)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	2,647
		Series - 2007 C34 (Class C)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,381
		Series - 2007 C34 (Class B)
4,510,277	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	4,602
		Series - 2007 C31 (Class AJ)
3,670,182	i	Wachovia Bank Commercial Mortgage Trust		5.794	06/15/49	3,713
		Series - 2007 C32 (Class AJ)
17,177,197	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	17,615
		Series - 2007 C33 (Class AM)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,036
		Series - 2012 LC5 (Class AS)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.290	05/15/48	7,417
		Series - 2015 C28 (Class A3)
2,852,361		Wells Fargo Commercial Mortgage Trust		1.392	07/15/48	2,795
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust		2.788	07/15/48	9,721
		Series - 2016 C35 (Class ASB)
725,125		Wells Fargo Commercial Mortgage Trust		1.321	08/15/49	706
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	14,369
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	14,585
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	8,156
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust		3.446	03/15/50	7,493
		Series - 2017 RB1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust		3.261	07/15/50	14,832
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.212	09/15/50	9,854
		Series - 2017 C39 (Class ASB)
12,000,000		Wells Fargo Commercial Mortgage Trust		4.012	03/15/51	12,434
		Series - 2018 C43 (Class A4)
7,250,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	7,202
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust		3.749	03/15/59	6,046
		Series - 2016 C33 (Class AS)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)

	$1,250,000		Wells Fargo Commercial Mortgage Trust		2.933%	11/15/59	$1,219
			Series - 2016 C36 (Class ASB)
	4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	4,919
			Series - 2010 C1 (Class B)
	4,735,341	g,i	WFCG Commercial Mortgage Trust	LIBOR 1 M + 1.122%	2.899	11/15/29	4,735
			Series - 2015 BXRP (Class A)
	55,000,000	g,i	WFRBS Commercial Mortgage Trust		4.902	06/15/44	57,771
			Series - 2011 C4 (Class A4)
	4,000,000	i	WFRBS Commercial Mortgage Trust		4.079	03/15/46	4,167
			Series - 2013 UBS1 (Class A4)
			TOTAL OTHER MORTGAGE BACKED				1,316,140

			TOTAL STRUCTURED ASSETS				2,587,594
			(Cost $2,631,727)

			TOTAL BONDS				13,299,046
			(Cost $13,442,418)

SHARES			COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
	470,597	*	Federal Home Loan Mortgage Corp (FHLMC)				2,706
	1,527,061	*	Federal National Mortgage Association (FNMA)				8,781
			TOTAL BANKS				11,487
			TOTAL PREFERRED STOCKS				11,487
			(Cost $49,942)

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.4%
	$59,350,000		Federal Home Loan Bank (FHLB)		1.200-1.400	04/02/18	59,350
			TOTAL GOVERNMENT AGENCY DEBT				59,350

TREASURY DEBT - 0.3%
NGN	550,000,000	j	Nigeria Treasury Bill		0.000	08/02/18	1,458
	$34,930,000		United States Treasury Bill		1.611	04/12/18	34,914
			TOTAL TREASURY DEBT				36,372

			TOTAL SHORT-TERM INVESTMENTS				95,722
			(Cost $95,678)

			TOTAL INVESTMENTS - 99.1%				13,426,116
			(Cost $13,607,933)
			OTHER ASSETS & LIABILITIES, NET - 0.9%				126,344
			NET ASSETS - 100.0%				$13,552,460
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DGS5	5-Year Treasury Constant Maturity Rate
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Pound Sterling
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities was $2,460,375,000 or 18.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Forward foreign currency contracts outstanding as of March 31, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$23,443	GBP	16,581	Bank of America	4/30/2018	$150
	$1,700	NOK	13,281	Bank of America	4/3/2018	5
Total						$155
	$5,807	AUD	7,536	Citibank N.A.	4/30/2018	$19
	$2,512	PLN	8,547	Citibank N.A.	4/30/2018	14
	$630	SEK	5,174	Citibank N.A.	4/30/2018	9
	$1,602	SGD	2,095	Citibank N.A.	4/30/2018	3
	$1,264	ZAR	14,809	Citibank N.A.	4/30/2018	18
Total						$63
	$7,265	CAD	9,332	Morgan Stanley	4/30/2018	$17
	$87,919	EUR	70,717	Morgan Stanley	4/30/2018	719
AUD	1,236		$947	Morgan Stanley	4/30/2018	3
Total						$739
	$36,940	JPY	3,895,732	Toronto Dominion Bank	4/27/2018	$266
	$5,782	KRW	6,212,234	Toronto Dominion Bank	4/30/2018	(70)
	$1,737	NOK	13,374	Toronto Dominion Bank	4/30/2018	29
	$295	NZD	406	Toronto Dominion Bank	4/30/2018	1
	$860	THB	26,810	Toronto Dominion Bank	4/30/2018	2
Total						$228
Total						$1,185

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
350

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.7%

AGENCY SECURITIES - 0.7%
		Montefiore Medical Center
$16,740,000		2.895%, 04/20/32	$16,026
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,483
3,000,000		3.250%, 06/15/25	3,073
		Reliance Industries Ltd
5,263,158		2.444%, 01/15/26	5,197
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,463
15,000,000		1.471%, 09/29/21	14,465
		TOTAL AGENCY SECURITIES	45,707

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
12,771,367		3.650%, 02/15/32	12,976
		TOTAL MORTGAGE BACKED	12,976

U.S. TREASURY SECURITIES - 98.8%
	k	United States Treasury Inflation Indexed Bonds
20,777,040		2.125%, 01/15/19	21,140
299,305,790		0.125%, 04/15/19	299,045
142,762,410		1.875%, 07/15/19	146,575
159,641,979		1.375%, 01/15/20	163,042
472,513,090		0.125%, 04/15/20	470,562
251,851,467		1.250%, 07/15/20	258,493
340,934,926		1.125%, 01/15/21	348,623
337,741,720		0.125%, 04/15/21	334,750
352,738,848		0.625%, 07/15/21	356,889
356,928,541		0.125%, 01/15/22	352,982
254,249,635		0.125%, 04/15/22	250,556
373,951,490		0.125%, 07/15/22	370,034
321,024,340		0.125%, 01/15/23	315,506
186,891,705		0.375%, 07/15/23	186,175
135,153,498		0.625%, 01/15/24	135,780
106,980,275		0.125%, 07/15/24	104,441
170,548,530		0.250%, 01/15/25	166,659
213,329,712		2.375%, 01/15/25	238,710
102,413,920		0.375%, 07/15/25	101,034
142,888,260		0.625%, 01/15/26	142,739
232,024,812	d	2.000%, 01/15/26	255,993
132,337,920		0.125%, 07/15/26	127,062
166,713,625		0.375%, 01/15/27	162,311
167,374,818		2.375%, 01/15/27	191,583
54,200,850		0.375%, 07/15/27	52,821
68,821,265		0.500%, 01/15/28	67,519
203,940,580		1.750%, 01/15/28	223,980
351

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

$99,633,256	3.625%, 04/15/28	$127,601
182,260,812	2.500%, 01/15/29	215,655
149,378,175	3.875%, 04/15/29	198,598
	United States Treasury Note
5,000,000	2.375%, 03/15/21	4,997
	TOTAL U.S. TREASURY SECURITIES	6,391,855

	TOTAL GOVERNMENT BONDS	6,450,538
	(Cost $6,305,729)

SHORT-TERM INVESTMENTS - 0.0%

GOVERNMENT AGENCY DEBT - 0.0%
	Federal Home Loan Bank (FHLB)
3,550,000	1.200%, 04/02/18	3,550
		3,550

	TOTAL SHORT-TERM INVESTMENTS	3,550
	(Cost $3,550)
	TOTAL INVESTMENTS - 99.7%	6,454,088
	(Cost $6,309,279)
	OTHER ASSETS AND LIABILITIES, NET - 0.3%	17,731
	NET ASSETS - 100.0%	$6,471,819

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2018 were as follows (notional amounts and values are in thousands) (See Note3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(100)	6/20/18	$(12,024)	$(12,114)	$(90)
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$2,570,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.630%	03/03/23	$2,586
		TOTAL CAPITAL GOODS				2,586

MATERIALS - 0.0%
3,308,375	i	H.B. Fuller Co	LIBOR 1 M + 2.250%	4.070	10/21/24	3,323
		TOTAL MATERIALS				3,323

MEDIA - 0.1%
8,553,563	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	3.880	04/30/25	8,582
		TOTAL MEDIA				8,582

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
8,906,870	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.990	07/05/23	8,957
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,957

UTILITIES - 0.1%
5,087,250	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.990	11/28/24	5,135
2,668,313	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.750%	4.630	11/08/22	2,681
14,563,044	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.130	12/09/21	13,180
		TOTAL UTILITIES				20,996

		TOTAL BANK LOAN OBLIGATIONS				44,444
		(Cost $45,471)

BONDS - 39.1%

CORPORATE BONDS - 12.1%

AUTOMOBILES & COMPONENTS - 0.1%
1,955,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,847
7,550,000		Aptiv plc		3.150	11/19/20	7,535
12,000,000		Ford Motor Co		4.750	01/15/43	10,926
4,675,000		Magna International, Inc		3.625	06/15/24	4,722
		TOTAL AUTOMOBILES & COMPONENTS				25,030

BANKS - 2.5%
10,900,000		Bank of America Corp		2.151	11/09/20	10,684
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,157
18,500,000		Bank of Nova Scotia		2.125	09/11/19	18,375
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,475
15,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.557	03/02/20	15,014
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,309
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950%	11/09/22	$7,097
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,736
7,275,000		Cooperatieve Rabobank UA		2.750	01/10/22	7,139
15,000,000	e,i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.188	01/10/23	14,972
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	4,774
9,400,000		Discover Bank		3.450	07/27/26	8,875
5,000,000	e,g	DNB Boligkreditt AS.		2.000	05/28/20	4,898
10,000,000		First Niagara Financial Group, Inc		6.750	03/19/20	10,660
13,400,000	i	HSBC Holdings plc	LIBOR 3 M + 0.923%	3.033	11/22/23	13,077
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	11,338
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	10,030
6,300,000		KeyBank NA		2.350	03/08/19	6,278
4,644,000	i	Manufacturers & Traders Trust Co	LIBOR 1 M + 1.215%	3.092	12/28/20	4,639
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	2.646	12/01/21	9,042
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,552
3,425,000	e	Manufacturers & Traders Trust Co		3.400	08/17/27	3,327
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	17,907
24,878,000		People’s United Financial, Inc		3.650	12/06/22	25,098
8,245,000		PNC Bank NA		2.950	01/30/23	8,061
13,500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.688	04/01/21	13,485
10,000,000		Regions Financial Corp		2.750	08/14/22	9,714
8,450,000		Royal Bank of Canada		1.875	02/05/20	8,318
12,000,000		Royal Bank of Canada		2.100	10/14/20	11,788
14,500,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	14,475
12,500,000		SVB Financial Group		3.500	01/29/25	12,208
25,450,000		Toronto-Dominion Bank		1.850	09/11/20	24,765
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,799
12,000,000	g	Toronto-Dominion Bank		2.500	01/18/22	11,797
12,019,000	g	Westpac Banking Corp		2.100	02/25/21	11,765
		TOTAL BANKS				372,628

CAPITAL GOODS - 0.4%
6,525,000		Air Lease Corp		4.250	09/15/24	6,612
1,975,000		Anixter, Inc		5.125	10/01/21	2,032
4,575,000		Anixter, Inc		5.500	03/01/23	4,735
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,246
4,600,000		Ingersoll-Rand Global Holding Co Ltd		4.250	06/15/23	4,798
3,250,000		Johnson Controls International plc		5.000	03/30/20	3,382
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	5,856
6,980,000		Pentair Finance S.A.		2.650	12/01/19	6,915
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,291
6,125,000		Rockwell Collins, Inc		3.700	12/15/23	6,144
		TOTAL CAPITAL GOODS				50,011

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,730,000		Waste Management, Inc		4.600	03/01/21	2,839
3,475,000		Waste Management, Inc		3.900	03/01/35	3,464
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,303

CONSUMER SERVICES - 0.5%
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	9,881
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,250,000		McDonald’s Corp		5.000%	02/01/19	$1,275
19,000,000		Metropolitan Museum of Art		3.400	07/01/45	17,974
7,550,000		Nature Conservancy		6.300	07/01/19	7,782
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	18,031
5,145,000		Salvation Army		5.637	09/01/26	5,440
9,800,000		Starbucks Corp		2.450	06/15/26	9,136
		TOTAL CONSUMER SERVICES				69,519

DIVERSIFIED FINANCIALS - 0.8%
14,500,000		American Express Co		3.000	10/30/24	13,916
6,350,000	i	Bank of New York Mellon Corp	LIBOR 3 M + 0.634%	2.661	05/16/23	6,178
2,169,000		Discover Financial Services		3.850	11/21/22	2,170
5,103,000	g	EDP Finance BV		4.125	01/15/20	5,183
9,500,000	g	EDP Finance BV		5.250	01/14/21	9,953
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,434
9,500,000		Ford Foundation		3.859	06/01/47	9,747
2,300,000	e	Legg Mason, Inc		3.950	07/15/24	2,306
2,214,000		Northern Trust Corp		3.375	08/23/21	2,252
18,900,000	g	Pattern Energy Group, Inc		5.875	02/01/24	19,325
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,493
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	9,944
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,489
15,000,000	i	State Street Corp	LIBOR 3 M + 0.635%	2.653	05/15/23	14,644
4,525,000		Unilever Capital Corp		2.000	07/28/26	4,032
		TOTAL DIVERSIFIED FINANCIALS				115,066

ENERGY - 1.1%
4,175,000		Apache Corp		3.250	04/15/22	4,129
2,075,000	g	APT Pipelines Ltd		4.250	07/15/27	2,073
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	14,499
3,175,000		Cimarex Energy Co		3.900	05/15/27	3,138
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,383
7,735,007	g	Continental Wind LLC		6.000	02/28/33	7,862
8,450,000		EOG Resources, Inc		3.900	04/01/35	8,280
4,450,000		EOG Resources, Inc		5.100	01/15/36	4,918
11,750,000	g	Greenko Dutch BV		4.875	07/24/22	11,335
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	14,601
1,000,000		Marathon Oil Corp		2.700	06/01/20	985
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	15,144
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,433
3,875,000		ONEOK, Inc		4.000	07/13/27	3,815
6,200,000		ONEOK, Inc		4.950	07/13/47	6,280
2,775,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.472	04/15/20	2,778
9,000,000		Phillips 66		4.650	11/15/34	9,433
9,500,000		Statoil ASA		3.150	01/23/22	9,516
4,500,000		Statoil ASA		2.650	01/15/24	4,340
5,932,000		Statoil ASA		3.950	05/15/43	5,976
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,104
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	9,682
		TOTAL ENERGY				154,704
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.055%	06/06/22	$7,523
7,250,000		Becton Dickinson & Co		3.363	06/06/24	6,975
4,500,000		Becton Dickinson & Co		4.669	06/06/47	4,566
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	8,954
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				28,018

INSURANCE - 0.4%
3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.869	07/13/20	3,036
15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,262
7,450,000	i	Prudential Financial, Inc	LIBOR 3 M + 3.031%	5.375	05/15/45	7,627
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	17,892
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	14,313
		TOTAL INSURANCE				58,130

MATERIALS - 0.8%
2,275,000		Ball Corp		5.000	03/15/22	2,355
8,930,000		Ball Corp		4.000	11/15/23	8,707
2,300,000		Eastman Chemical Co		5.500	11/15/19	2,392
20,000,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	20,760
7,500,000		International Paper Co		5.000	09/15/35	7,988
5,000,000		International Paper Co		6.000	11/15/41	5,717
4,600,000		International Paper Co		4.800	06/15/44	4,616
17,000,000	e,g	Inversiones CMPC S.A.		4.375	04/04/27	16,935
10,075,000	g	Klabin Finance S.A.		4.875	09/19/27	9,685
5,000,000		MeadWestvaco Corp		7.375	09/01/19	5,296
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,587
6,350,000	g	WestRock Co		3.000	09/15/24	6,068
10,750,000	g	WestRock Co		3.750	03/15/25	10,719
5,000,000	g	WestRock Co		4.000	03/15/28	4,999
		TOTAL MATERIALS				108,824

MEDIA - 0.2%
2,775,000	e,g	CCO Holdings LLC		4.000	03/01/23	2,671
3,125,000		Charter Communications Operating LLC		3.579	07/23/20	3,133
14,850,000		Charter Communications Operating LLC		4.464	07/23/22	15,175
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,608
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	4,756
		TOTAL MEDIA				29,343

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
5,000,000		Bristol-Myers Squibb Co		3.250	08/01/42	4,512
3,300,000		Zoetis, Inc		3.450	11/13/20	3,323
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				7,835

REAL ESTATE - 0.5%
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,992
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,168
4,500,000		Brixmor Operating Partnership LP		3.650	06/15/24	4,384
6,525,000		Brixmor Operating Partnership LP		3.850	02/01/25	6,370
3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,382
3,225,000		Healthcare Realty Trust, Inc		3.625	01/15/28	3,054
11,075,000		Kilroy Realty LP		3.450	12/15/24	10,741
16,825,000		Mid-America Apartments LP		4.000	11/15/25	16,876
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$16,822,000		Regency Centers LP		3.750%	06/15/24	$16,669
		TOTAL REAL ESTATE				67,636

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
18,110,000		Apple, Inc		2.850	02/23/23	17,950
14,250,000		Apple, Inc		3.000	06/20/27	13,728
10,200,000		Corning, Inc		4.375	11/15/57	9,374
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				41,052

TELECOMMUNICATION SERVICES - 0.3%
3,400,000	e	CenturyLink, Inc		6.750	12/01/23	3,306
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.145	03/16/22	5,096
11,750,000		Verizon Communications, Inc		2.625	08/15/26	10,724
9,500,000		Verizon Communications, Inc		4.500	08/10/33	9,608
7,350,000		Verizon Communications, Inc		5.250	03/16/37	7,913
		TOTAL TELECOMMUNICATION SERVICES				36,647

TRANSPORTATION - 1.0%
6,775,000		CSX Corp		4.250	11/01/66	6,136
7,150,000		Delta Air Lines, Inc		3.625	03/15/22	7,139
2,085,383		Delta Air Lines, Inc		4.250	07/30/23	2,117
5,288,247		Delta Air Lines, Inc		3.625	07/30/27	5,233
3,800,000	e,g	Hertz Corp		7.625	06/01/22	3,843
4,000,000		Kansas City Southern		3.000	05/15/23	3,877
7,000,000		Kansas City Southern		4.300	05/15/43	6,857
15,925,000		Kansas City Southern		4.950	08/15/45	17,072
5,275,000	g	Mexico City Airport Trust		4.250	10/31/26	5,074
9,525,000	g	Mexico City Airport Trust		5.500	10/31/46	8,679
11,050,000	g	Mexico City Airport Trust		5.500	07/31/47	10,083
475,000		Norfolk Southern Corp		5.590	05/17/25	531
6,450,000		Spirit Airlines Pass Through Trust		3.800	02/15/26	6,332
10,000,000		Spirit Airlines Pass Through Trust		3.375	02/15/30	9,724
7,981,908		Spirit Airlines, Inc		4.100	04/01/28	7,966
4,050,000		Union Pacific Corp		3.375	02/01/35	3,810
5,004,157		Union Pacific Railroad Co		3.227	05/14/26	4,911
16,531,087	†	Union Pacific Railroad Co		2.695	05/12/27	15,746
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,868
2,250,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.230	05/16/22	2,257
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.758	04/01/23	7,490
		TOTAL TRANSPORTATION				136,745

UTILITIES - 2.9%
2,000,000		Atmos Energy Corp		8.500	03/15/19	2,105
11,100,000		Avangrid, Inc		3.150	12/01/24	10,771
16,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	17,055
1,200,000		Connecticut Light & Power Co		5.500	02/01/19	1,228
2,000,000		Connecticut Light & Power Co		5.750	03/01/37	2,426
22,500,000	g	Electricite de France S.A.		3.625	10/13/25	22,498
6,150,000		Fortis, Inc		2.100	10/04/21	5,878
10,750,000		Fortis, Inc		3.055	10/04/26	9,956
13,750,000		Georgia Power Co		3.250	04/01/26	13,391
2,745,000		International Transmission Co		4.625	08/15/43	2,913
6,575,000		Interstate Power & Light Co		3.250	12/01/24	6,472
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,000,000		MidAmerican Energy Co		3.100%	05/01/27	$3,883
9,250,000	g	Narragansett Electric Co		4.170	12/10/42	9,298
2,050,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	1,989
3,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	3,652
9,732,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	10,125
9,750,000	g	Niagara Mohawk Power Corp		4.119	11/28/42	9,953
1,500,000		Northwest Natural Gas Co		5.620	11/21/23	1,683
11,000,000		NorthWestern Corp		4.176	11/15/44	11,181
630,000		Public Service Co of Colorado		4.750	08/15/41	697
5,500,000		San Diego Gas & Electric Co		3.000	08/15/21	5,494
7,642,903		San Diego Gas & Electric Co		1.914	02/01/22	7,455
9,600,000	e,i	Sempra Energy	LIBOR 3 M + 0.250%	1.959	07/15/19	9,600
8,875,000		Sierra Pacific Power Co		3.375	08/15/23	8,991
25,382,510	g	Solar Star Funding LLC		3.950	06/30/35	24,371
23,899,588	g	Solar Star Funding LLC		5.375	06/30/35	25,625
2,000,000		Southern California Edison Co		2.400	02/01/22	1,949
6,600,000		Southern Power Co		1.950	12/15/19	6,484
8,300,000		Southern Power Co		2.500	12/15/21	8,076
25,000,000		Southern Power Co		4.150	12/01/25	25,670
20,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	18,975
18,588,398	g	Topaz Solar Farms LLC		4.875	09/30/39	19,165
12,880,263	g	Topaz Solar Farms LLC		5.750	09/30/39	14,187
5,000,000		Washington Gas Light Co		5.440	08/11/25	5,585
19,650,000		Westar Energy, Inc		2.550	07/01/26	18,292
16,525,000		WGL Holdings, Inc		2.250	11/01/19	16,324
15,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	2.384	11/29/19	14,971
20,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	2.657	03/12/20	20,000
		TOTAL UTILITIES				398,368

		TOTAL CORPORATE BONDS				1,705,859
		(Cost $1,718,846)

GOVERNMENT BONDS - 23.6%

AGENCY SECURITIES - 4.3%
19,778,646		Abay Leasing 2014 LLC		2.654	11/09/26	19,649
22,739,760		CES MU2 LLC		2.166	12/16/26	22,080
6,966,667		DY9 Leasing LLC		2.415	06/30/27	6,838
10,552,158		Ethiopian Leasing LLC		2.566	08/14/26	10,372
3,141,581		Export Lease Ten Co LLC		1.650	05/07/25	3,019
7,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	6,919
15,500,000		FNMA		2.625	09/06/24	15,356
2,290,826	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,399
1,096,000	j	Government Trust Certificate		0.000	04/01/19	1,071
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,621
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	5,989
5,560,000	g	Hospital for Special Surgery		3.500	01/01/23	5,590
6,750,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	1.873	02/01/27	6,510
45,500,000		Iraq Government AID Bond		2.149	01/18/22	44,659
4,460,000		Lutheran Medical Center		1.982	02/20/30	4,108
6,750,000		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,613
5,605,000		Montefiore Medical Center		2.152	10/20/26	5,306
3,230,000	g	Montefiore Medical Center		3.896	05/20/27	3,287
20,695,000		Montefiore Medical Center		2.895	04/20/32	19,813
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$20,900,000	†	NCUA Guaranteed Notes		3.000%	06/12/19	$21,043
7,000,000	†	NCUA Guaranteed Notes		3.450	06/12/21	7,196
16,515,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	15,629
6,200,000	j	Overseas Private Investment Corp (OPIC)		0.000	04/12/18	6,223
2,450,000	j	OPIC		0.000	04/30/18	2,480
5,540,000	j	OPIC		0.000	11/13/18	5,555
3,150,000	j	OPIC		0.000	09/30/19	3,149
5,700,000	j	OPIC		0.000	11/15/19	6,117
3,050,000	j	OPIC		0.000	01/26/21	3,048
12,536,000	j	OPIC		0.000	07/17/21	12,359
3,638,250		OPIC		2.290	09/15/26	3,561
1,930,324		OPIC		2.040	12/15/26	1,875
9,563,830		OPIC		2.740	09/15/29	9,199
11,770,868		OPIC		3.220	09/15/29	11,539
13,242,226		OPIC		3.280	09/15/29	13,176
2,421,331		OPIC		2.610	04/15/30	2,278
3,819,000		OPIC		2.930	05/15/30	3,707
6,311,400		OPIC		3.040	05/15/30	6,235
7,205,944		OPIC		3.540	06/15/30	7,351
18,649,252		OPIC		3.370	12/15/30	18,810
20,846,355		OPIC		3.820	12/20/32	21,214
13,449,261		OPIC		3.938	12/20/32	13,805
11,548,556		OPIC		3.160	06/01/33	11,424
11,086,614		OPIC		3.430	06/01/33	11,165
1,175,871		OPIC		2.810	07/31/33	1,110
1,881,394		OPIC		2.940	07/31/33	1,793
4,675,535		Penta Aircraft Leasing LLC		1.691	04/29/25	4,502
4,545,452	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.004	02/07/23	4,543
5,000,000		Private Export Funding Corp (PEFCO)		4.375	03/15/19	5,094
5,854,000		PEFCO		1.450	08/15/19	5,775
13,150,000		PEFCO		2.250	03/15/20	13,098
8,000,000		PEFCO		2.300	09/15/20	7,962
17,500,000		PEFCO		4.300	12/15/21	18,527
4,250,000		PEFCO		2.050	11/15/22	4,131
4,000,000		PEFCO		3.550	01/15/24	4,158
8,000,000		PEFCO		3.250	06/15/25	8,196
1,876,771		Tayarra Ltd		3.628	02/15/22	1,915
1,785,785		Tricahue Leasing LLC		3.503	11/19/21	1,817
15,300,000		Ukraine Government AID Bonds		1.847	05/29/20	15,136
19,500,000		Ukraine Government AID Bonds		1.471	09/29/21	18,805
8,804,349		Ulani MSN 37894		2.184	12/20/24	8,624
3,043,139		Union 16 Leasing LLC		1.863	01/22/25	2,953
7,235,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	7,454
10,750,000		US Department of Housing and Urban Development (HUD)		1.770	08/01/18	10,748
4,213,000		HUD		5.380	08/01/18	4,265
750,000		HUD		2.050	08/01/19	747
9,500,000		HUD		4.870	08/01/19	9,792
13,967,000		HUD		4.960	08/01/20	14,405
13,500,000		HUD		5.050	08/01/21	13,954
3,217,000		HUD		2.910	08/01/23	3,211
		TOTAL AGENCY SECURITIES				605,052
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

FOREIGN GOVERNMENT BONDS - 5.1%
$26,350,000		African Development Bank		1.375%	12/17/18	$26,191
13,550,000	e	African Development Bank		2.375	09/23/21	13,414
17,500,000		Asian Development Bank		2.125	03/19/25	16,697
17,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	16,762
6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,933
5,668,559	g	Carpintero Finance Ltd		2.004	09/18/24	5,527
6,500,000		Council Of Europe Development Bank		1.000	02/04/19	6,429
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,850
19,500,000		European Bank for Reconstruction & Development		0.875	07/22/19	19,135
2,000,000		European Investment Bank		2.000	03/15/21	1,965
20,750,000		European Investment Bank		2.125	04/13/26	19,595
15,000,000		European Investment Bank		2.375	05/24/27	14,314
2,000,000		European Investment Bank		4.875	02/15/36	2,495
15,775,000		Export Development Canada		1.250	12/10/18	15,684
9,000,000	e	Export Development Canada		1.625	12/03/19	8,888
15,000,000	e	Export Development Canada		2.000	11/30/20	14,783
12,000,000		Export Development Canada		1.375	10/21/21	11,464
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,273
6,082,000		Hydro Quebec		8.400	01/15/22	7,143
45,000,000		Inter-American Development Bank		1.185	07/09/18	44,924
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.016	01/15/22	19,986
19,075,000	e	International Finance Corp		1.250	11/27/18	18,960
19,250,000		International Finance Corp		1.750	03/30/20	18,989
46,500,000		International Finance Corp		1.546	11/04/21	44,460
40,500,000		International Finance Corp		2.125	04/07/26	38,214
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,862
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,765
19,750,000		KFW		1.750	10/15/19	19,563
11,500,000		KFW		1.500	04/20/20	11,272
38,200,000		KFW		1.875	11/30/20	37,539
10,000,000		KFW		2.625	01/25/22	9,966
8,850,000	g	Kommunalbanken AS.		1.375	10/26/20	8,585
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	11,854
19,400,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	19,248
18,500,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	2.429	07/06/22	18,507
16,750,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,339
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,011
25,000,000	e,g	Nederlandse Waterschapsbank NV		2.375	03/24/26	23,838
10,000,000		North American Development Bank		2.300	10/10/18	10,004
2,000,000		North American Development Bank		4.375	02/11/20	2,060
37,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	36,771
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,473
12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	12,675
5,000,000		Province of Ontario Canada		4.400	04/14/20	5,179
10,000,000	e	Province of Quebec Canada		3.500	07/29/20	10,191
10,000,000	e	Province of Quebec Canada		2.750	04/12/27	9,663
5,000,000		Province of Quebec Canada		7.500	09/15/29	6,895
		TOTAL FOREIGN GOVERNMENT BONDS				712,335

MORTGAGE BACKED - 7.2%
12,323,665		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	12,548
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,660,503		FHLMC		3.000%	03/15/44	$4,592
9,877,647		FHLMC		3.500	09/15/44	9,969
3,661,824		FHLMC		3.500	11/15/44	3,695
2,206,597		FHLMC		3.500	01/15/45	2,229
3,363,699	i	FHLMC	LIBOR 1 M + 0.350%	2.127	11/15/47	3,365
3,282,453	i	FHLMC	LIBOR 1 M + 0.350%	2.127	12/15/47	3,286
5,599,952	i	FHLMC	LIBOR 1 M + 0.300%	2.077	02/15/48	5,579
24,715		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	25
3,593		FGLMC		7.000	05/01/23	4
5,237,964		FGLMC		3.500	03/01/27	5,343
14,619		FGLMC		8.000	01/01/31	16
295,041		FGLMC		4.500	07/01/33	311
473,991		FGLMC		5.500	09/01/33	518
481,273		FGLMC		5.500	09/01/33	527
735,140		FGLMC		5.500	12/01/33	810
2,006,326		FGLMC		7.000	12/01/33	2,266
613,190		FGLMC		7.000	05/01/35	691
450,559		FGLMC		5.000	07/01/39	486
2,302,277	w	FGLMC		4.500	11/01/40	2,444
2,505,318	w	FGLMC		4.500	12/01/40	2,660
718,739		FGLMC		4.500	10/01/44	767
768,040		FGLMC		4.500	11/01/44	816
1,151,829		FGLMC		4.500	11/01/44	1,229
391,375		FGLMC		4.500	12/01/44	412
639,016		FGLMC		4.500	12/01/44	682
2,851,778		FGLMC		3.500	04/01/45	2,869
25,326,739		FGLMC		3.500	10/01/45	25,470
12,384,028		FGLMC		4.000	12/01/45	12,805
2,402,865		FGLMC		4.000	05/01/46	2,477
49,286,745		FGLMC		3.500	08/01/46	49,671
18,491,631		FGLMC		3.000	01/01/47	18,027
28,881,630		FGLMC		3.000	02/01/47	28,169
2,688,083		FGLMC		4.000	09/01/47	2,797
693		Federal National Mortgage Association (FNMA)		8.000	03/01/23	1
17,629		FNMA		8.000	07/01/24	20
18,500,000		FNMA		2.785	02/25/27	17,935
8,405,115		FNMA		3.500	02/01/32	8,575
3,705,888		FNMA		3.500	05/01/32	3,790
9,099,570		FNMA		3.500	07/01/32	9,284
259,240		FNMA		6.500	07/01/32	290
10,377,174		FNMA		3.000	11/01/32	10,368
2,027,032		FNMA		5.000	06/01/33	2,186
4,537,840		FNMA		5.000	10/01/33	4,898
257,336		FNMA		5.000	11/01/33	276
710,472		FNMA		5.000	03/01/34	767
1,242,554		FNMA		5.500	03/01/34	1,365
3,743,028		FNMA		5.000	05/01/35	4,040
2,380,492		FNMA		5.000	10/01/35	2,569
1,813,959		FNMA		5.000	02/01/36	1,958
936,562		FNMA		5.500	08/01/37	1,031
587,620		FNMA		6.000	09/01/37	671
450,273		FNMA		6.000	09/01/37	513
98,751		FNMA		6.500	09/01/37	110
590,137		FNMA		5.500	01/01/38	648
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,435		FNMA	6.500%	02/01/38	$19
1,772,716		FNMA	5.500	04/01/38	1,940
2,747,783		FNMA	5.500	11/01/38	3,032
3,559,119		FNMA	5.500	12/01/38	3,941
29,850		FNMA	4.500	04/01/39	32
674,619		FNMA	4.500	05/01/39	714
1,040,007		FNMA	5.500	08/01/39	1,149
48,930		FNMA	4.500	02/01/40	52
399,263		FNMA	5.000	08/01/40	432
1,867,314		FNMA	5.000	09/01/40	2,018
139,583		FNMA	4.500	11/01/40	148
4,837,202		FNMA	4.500	01/01/41	5,121
230,864		FNMA	4.500	01/01/41	245
5,229,583		FNMA	4.500	01/01/41	5,552
198,744		FNMA	4.500	02/01/41	211
3,135,359		FNMA	5.000	05/01/41	3,383
248,866		FNMA	4.500	06/01/41	264
202,231		FNMA	4.500	06/01/41	215
574,583		FNMA	5.000	06/01/41	621
1,697,259		FNMA	5.000	07/01/41	1,835
1,402,389	h	FNMA	4.500	09/01/41	1,484
383,286		FNMA	4.500	12/01/41	407
9,915,578		FNMA	5.500	12/01/41	11,127
602,900		FNMA	4.500	01/01/42	640
252,386		FNMA	4.500	01/01/42	268
220,425		FNMA	4.500	04/01/42	234
1,711,645		FNMA	4.500	04/01/42	1,810
285,744		FNMA	4.500	06/01/42	303
2,403,266		FNMA	4.500	06/01/42	2,536
206,878		FNMA	4.500	07/01/42	220
4,857,042		FNMA	4.500	08/01/42	5,139
1,952,612		FNMA	4.500	01/01/43	2,064
4,727,499		FNMA	4.500	10/01/43	5,004
938,511		FNMA	4.500	06/01/44	988
10,253,623		FNMA	4.500	06/01/44	10,807
2,422,327		FNMA	4.500	08/01/44	2,553
5,515,346		FNMA	4.500	10/01/44	5,867
10,980,616		FNMA	4.500	11/01/44	11,572
2,311,168		FNMA	4.500	12/01/44	2,457
12,448,160		FNMA	3.000	02/25/45	12,413
3,541,883		FNMA	3.000	02/25/45	3,520
399,725		FNMA	3.500	03/01/45	403
264,256		FNMA	3.500	03/01/45	266
648,470		FNMA	4.500	03/01/45	690
3,803,466		FNMA	3.000	03/25/45	3,771
701,516		FNMA	4.500	04/01/45	746
9,266,712		FNMA	3.500	04/25/45	9,389
15,654,793		FNMA	3.500	04/25/45	15,687
5,493,666		FNMA	3.500	05/01/45	5,532
27,325,950		FNMA	3.000	12/25/45	26,943
8,586,678		FNMA	3.500	01/01/46	8,630
10,545,490		FNMA	4.000	01/01/46	10,900
10,713,451		FNMA	3.500	06/01/46	10,768
2,924,577		FNMA	3.500	08/01/46	2,938
7,801,795		FNMA	3.500	10/01/46	7,842
18,981,770		FNMA	3.500	12/01/46	19,033
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$51,955,333		FNMA		3.500%	01/01/47	$52,089
35,378,304		FNMA		4.500	10/01/47	37,109
2,591,057		FNMA		4.500	11/01/47	2,718
3,735,064		FNMA		4.000	12/01/47	3,848
992,068	i	FNMA	LIBOR 1 M + 0.300%	2.172	01/25/48	988
4,981,727	i	FNMA	LIBOR 1 M + 0.300%	2.172	02/25/48	4,971
62,821,360		FNMA		3.000	02/25/48	61,872
7,452,996	i	FNMA	LIBOR 1 M + 0.300%	2.172	03/25/48	7,442
120,475,426	h	FNMA		4.000	04/01/48	123,745
10,425		Government National Mortgage Association (GNMA)		6.500	08/15/23	12
5,376		GNMA		6.500	08/15/23	6
5,368,389		GNMA		2.580	08/15/25	5,229
68,875		GNMA		6.500	05/20/31	79
7,956,626		GNMA		2.640	01/15/33	7,673
11,173,903		GNMA		2.690	06/15/33	10,674
9,008,446		GNMA		3.700	10/15/33	9,170
70,439		GNMA		6.000	10/20/36	79
81,731		GNMA		6.000	01/20/37	92
462,376		GNMA		6.000	02/20/37	521
198,962		GNMA		5.000	04/15/38	214
130,683		GNMA		6.000	08/20/38	147
289,613		GNMA		6.500	11/20/38	327
23,975		GNMA		4.500	02/20/39	26
8,302,867		GNMA		3.700	08/15/40	8,437
33,825		GNMA		4.500	08/20/41	36
120,858		GNMA		4.500	09/20/41	129
26,390		GNMA		4.500	01/20/44	28
27,909		GNMA		4.500	02/20/44	30
50,962		GNMA		4.500	05/20/44	54
347,555		GNMA		4.500	05/20/44	371
396,205		GNMA		4.500	08/20/44	423
400,062		GNMA		4.500	09/20/44	427
142,138		GNMA		4.500	10/20/44	151
87,047		GNMA		4.500	11/20/44	91
249,224		GNMA		4.500	12/20/44	266
378,704		GNMA		4.500	02/20/45	404
432,175		GNMA		4.500	08/20/45	462
471,502		GNMA		4.500	08/20/45	503
440,853		GNMA		4.500	12/20/45	471
18,677,637		GNMA		3.000	12/20/47	18,375
45,623,499		GNMA		3.500	12/20/47	46,085
46,515,477		GNMA		3.000	01/20/48	45,763
38,118,047		GNMA		3.500	01/20/48	38,503
10,620,000		GNMA		4.000	03/20/48	10,934
		TOTAL MORTGAGE BACKED				1,015,699

MUNICIPAL BONDS - 4.4%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority		4.326	06/01/36	3,398
4,500,000	g	Basin Electric Power Coop		6.127	06/01/41	5,095
3,790,000		Bay Area Water Supply & Conservation Agency		2.535	10/01/21	3,748
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,635,000		Bay Area Water Supply & Conservation Agency	3.015%	10/01/24	$2,598
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,140
6,270,600		California Earthquake Authority	2.805	07/01/19	6,260
13,000,000		California Housing Finance Agency	2.966	08/01/22	12,991
6,080,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,230
7,930,000	g	California Pollution Control Financing Authority	5.000	07/01/37	7,980
2,470,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,511
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,702
3,380,000		Chicago Board of Education	5.000	12/01/20	3,526
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,249
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,496
3,035,000		City & County of Honolulu, HI	2.668	10/01/27	2,887
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,303
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,110
5,500,000		City & County of San Francisco CA	4.000	09/01/48	5,502
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,788
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,732
6,500,000		City of Chicago IL	7.750	01/01/42	7,078
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,243
560,000		City of Eugene, OR	6.320	08/01/22	611
1,250,000		City of Florence SC	4.250	12/01/34	1,265
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,527
500,000		City of Jersey City NJ	2.079	09/01/18	499
925,000		City of Jersey City NJ	2.423	09/01/19	921
3,010,000		City of Norfolk VA	3.000	10/01/35	2,705
3,665,000		City of Norfolk VA	3.050	10/01/36	3,302
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,201
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,750
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,961
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	996
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	987
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,128
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,275
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,743
7,650,000		County of Alameda CA	3.820	08/01/38	7,714
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,441
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	16,893
1,600,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	1,612
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	8,978
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,818
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,082
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,250,000		Grant County Public Utility District No 2	4.164%	01/01/35	$1,289
4,135,000		Greene County OH	2.720	12/01/21	4,148
4,365,000		Greene County OH	3.120	12/01/23	4,387
4,615,000		Greene County OH	3.270	12/01/24	4,646
4,755,000		Greene County OH	3.420	12/01/25	4,795
1,400,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,499
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	969
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,484
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,076
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	549
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,573
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,697
355,000		Massachusetts Housing Finance Agency	4.782	12/01/20	361
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,308
3,500,000		Metropolitan Council	1.750	09/01/20	3,431
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,222
8,000,000		Michigan Finance Authority	5.000	07/01/22	8,868
500,000		Michigan Finance Authority	5.000	07/01/22	546
8,945,000		Michigan Finance Authority	5.000	07/01/22	9,916
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,783
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,218
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,356
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,683
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	8,292
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,382
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,592
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,292
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,622
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,192
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,208
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,256
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,230
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,135
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	506
680,000		New York State Urban Development Corp	6.500	12/15/18	700
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,251
4,750,000		Northern California Power Agency	4.320	07/01/24	4,886
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,760,000		Ohio State Water Development Authority	4.879%	12/01/34	$5,278
700,000		Oklahoma Water Resources Board	3.071	04/01/22	707
13,500,000	g,h	Oregon State Business Development Commission	6.500	04/01/31	14,084
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,420
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	993
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,053
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,099
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	974
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	434
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,076
1,000,000		South Dakota Conservancy District	1.620	08/01/18	999
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,326
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,900
38,830,000		State of California	3.750	10/01/37	39,571
10,050,000		State of California	4.988	04/01/39	11,056
2,228,000		State of Illinois	4.350	06/01/18	2,232
10,500,000		State of Illinois	5.000	02/01/19	10,697
9,800,000		State of Illinois	5.000	02/01/20	10,082
8,000,000		State of Illinois	5.000	02/01/22	8,310
9,000,000		State of Illinois	5.520	04/01/38	8,556
1,500,000		State of Louisiana	1.769	08/01/20	1,477
4,505,000		State of Michigan	3.375	12/01/20	4,601
4,405,000		State of Michigan	3.590	12/01/26	4,546
2,500,000		State of Ohio	5.412	09/01/28	2,957
2,500,000		State of Texas	2.749	10/01/23	2,501
5,000,000		State of Texas	6.072	10/01/29	5,261
2,025,000		State of Texas	3.576	08/01/34	2,033
3,370,000		State of Texas	3.726	08/01/43	3,377
3,000		State of Wisconsin	5.700	05/01/26	3
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,235
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,634
2,280,000		Tampa Bay Water	2.612	10/01/25	2,177
3,225,000		Tampa Bay Water	2.782	10/01/26	3,103
3,000,000		Tampa Bay Water	2.952	10/01/27	2,915
1,255,000		Texas Water Development Board	4.248	10/15/35	1,297
4,170,000		Texas Water Development Board	4.648	04/15/50	4,385
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,197
3,035,000		University of California	3.809	05/15/28	3,100
11,400,000		University of California	4.009	05/15/30	11,836
1,000,000		University of Cincinnati	3.250	06/01/29	1,005
1,560,000		University of Cincinnati	3.650	06/01/34	1,577
1,615,000		University of Cincinnati	3.700	06/01/35	1,634
18,000,000		University of New Mexico	3.532	06/20/32	17,925
17,500,000		University of Virginia	3.570	04/01/45	17,651
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,119
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,063
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$12,710,000	g	Virgin Islands Water & Power Authority-Electric System		5.500%	11/15/18	$12,657
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,102
695,000		Water Works Board of the City of Birmingham		1.509	01/01/19	689
2,470,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,415
3,750,000		Water Works Board of the City of Birmingham		1.988	01/01/21	3,638
3,100,000		Water Works Board of the City of Birmingham		2.192	01/01/22	2,976
600,000		West Virginia Water Development Authority		5.000	11/01/21	659
1,345,000		West Virginia Water Development Authority		5.000	11/01/22	1,504
1,000,000		West Virginia Water Development Authority		5.000	11/01/23	1,137
		TOTAL MUNICIPAL BONDS				623,557

U.S. TREASURY SECURITIES - 2.6%
6,000,000		United States Treasury Bond		3.125	02/15/43	6,173
1,000,000		United States Treasury Bond		3.375	05/15/44	1,073
66,090,000		United States Treasury Bond		2.875	11/15/46	64,674
88,925,000		United States Treasury Bond		3.000	05/15/47	89,167
37,260,000		United States Treasury Bond		2.750	11/15/47	35,541
2,750,000		United States Treasury Note		1.250	04/30/19	2,723
40,000		United States Treasury Note		1.375	09/30/19	40
2,000,000		United States Treasury Note		2.000	01/31/20	1,990
5,750,000		United States Treasury Note		1.625	03/15/20	5,676
12,480,000		United States Treasury Note		2.375	03/15/21	12,472
13,285,000		United States Treasury Note		1.375	05/31/21	12,856
4,150,000		United States Treasury Note		2.000	07/31/22	4,060
4,500,000		United States Treasury Note		1.750	09/30/22	4,348
12,234,500		United States Treasury Note		1.625	11/15/22	11,741
13,130,000		United States Treasury Note		1.750	01/31/23	12,645
13,081,500		United States Treasury Note		2.375	01/31/23	12,970
2,500,000		United States Treasury Note		2.625	02/28/23	2,507
5,200,000		United States Treasury Note		1.500	03/31/23	4,938
1,500,000		United States Treasury Note		1.375	09/30/23	1,405
3,200,000		United States Treasury Note		1.625	10/31/23	3,036
2,500,000		United States Treasury Note		2.250	10/31/24	2,435
26,250,000		United States Treasury Note		2.125	11/30/24	25,351
6,500,000		United States Treasury Note		2.750	02/28/25	6,523
45,974,000		United States Treasury Note		2.750	02/15/28	45,963
		TOTAL U.S. TREASURY SECURITIES				370,307

		TOTAL GOVERNMENT BONDS				3,326,950
		(Cost $3,347,096)

STRUCTURED ASSETS - 3.4%

ASSET BACKED - 1.9%
890,347	i	Basic Asset Backed Securities Trust	LIBOR 1 M + 0.310%	2.182	04/25/36	855
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	3,955
		Series - 2014 1A (Class A)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,963,333	g	Capital Automotive REIT		3.870%	04/15/47	$3,949
		Series - 2017 1A (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	2.727	06/25/34	3,840
		Series - 2004 OPT1 (Class M1)
2,992,500	g	DB Master Finance LLC		3.629	11/20/47	2,979
		Series - 2017 1A (Class A2I)
1,965,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	1,962
		Series - 2015 1A (Class A2I)
884,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	920
		Series - 2015 1A (Class A2II)
12,039,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,786
		Series - 2017 1A (Class A2II)
10,499,395	†,g	HERO Funding Trust		3.840	09/21/40	10,669
		Series - 2015 1A (Class A)
2,364,270	†,g	HERO Funding Trust		3.990	09/21/40	2,416
		Series - 2014 2A (Class A)
5,030,927	g	HERO Funding Trust		3.750	09/20/41	5,033
		Series - 2016 2A (Class A)
4,767,546	g	HERO Funding Trust		4.050	09/20/41	4,762
		Series - 2016 1A (Class A)
1,871,164	g	HERO Funding Trust		3.080	09/20/42	1,858
		Series - 2016 3A (Class A1)
11,569,801	g	HERO Funding Trust		3.710	09/20/47	11,623
		Series - 2017 1A (Class A1)
11,137,119	g	HERO Funding Trust		3.190	09/20/48	10,979
		Series - 2017 3A (Class A1)
2,768,706	g	HERO Funding Trust		3.280	09/20/48	2,765
		Series - 2017 2A (Class A1)
971,143	†,g	HERO Residual Funding		4.500	09/21/42	966
		Series - 2016 1R (Class A1)
652,060	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.122	02/25/36	651
		Series - 2006 1 (Class 1A1)
1,000,000	g	Mosaic Solar Loans LLC		2.000	09/20/42	939
		Series - 2017 2A (Class C)
9,266,351	g	Mosaic Solar Loans LLC		3.820	09/20/42	9,189
		Series - 2017 2A (Class A)
3,446,862	g	MVW Owner Trust		2.420	12/20/34	3,368
		Series - 2017 1A (Class A)
6,222,778	g	Renew		3.670	09/20/52	6,038
		Series - 2017 1A (Class A)
241,721	i	Residential Funding Mortgage Securities II, Inc		6.510	02/25/36	243
		Series - 2006 HI1 (Class M1)
117,025	i	Residential Funding Mortgage Securities II, Inc		6.560	02/25/36	121
		Series - 2006 HI1 (Class M2)
87,503		Santander Drive Auto Receivables Trust		1.960	05/15/20	87
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	801
		Series - 2015 5 (Class C)
582,059	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	580
		Series - 2015 3A (Class A)
411,834	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	409
		Series - 2015 3A (Class B)
5,168,492	g	SolarCity LMC		4.590	04/20/44	5,183
		Series - 2014 1 (Class A)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$25,043,851	†,g	SolarCity LMC		4.020%	07/20/44	$23,566
		Series - 2014 2 (Class A)
5,320,514	g	SolarCity LMC		4.800	09/20/48	5,254
		Series - 2016 A (Class A)
3,101,280	g	SpringCastle America Funding LLC		3.050	04/25/29	3,097
		Series - 2016 AA (Class A)
3,128,893	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.164	04/25/35	3,060
		Series - 2005 7XS (Class 2A1A)
12,000,000	g	TES LLC		4.330	10/20/47	11,973
		Series - 2017 1A (Class A)
2,500,000	†,g	TES LLC		7.740	10/20/47	2,486
		Series - 2017 1A (Class B)
9,766,445	g	TES LLC		4.120	02/20/48	9,766
		Series - 2017 2A (Class A)
18,139,468	g	Tesla Auto Lease Trust		2.320	12/20/19	18,103
		Series - 2018 A (Class A)
3,446,394		Toyota Auto Receivables Owner Trust		1.270	05/15/19	3,441
		Series - 2015 B (Class A3)
17,365,347		Toyota Auto Receivables Owner Trust		1.300	04/15/20	17,257
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	22,392
		Series - 2015 B (Class A4)
3,632,304	g,i	VOLT LVIII LLC		3.375	05/28/47	3,626
		Series - 2017 NPL5 (Class A1)
2,500,000	g,i	VOLT LVIII LLC		5.375	05/28/47	2,501
		Series - 2017 NPL5 (Class A2)
3,497,775	g,i	VOLT LXIII LLC		3.000	10/25/47	3,465
		Series - 2017 NP10 (Class A1)
4,500,000	g,i	VOLT LXIII LLC		4.625	10/25/47	4,447
		Series - 2017 NP10 (Class A2)
316,050	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	311
		Series - 2006 N1 (Class N1)
190,221	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.232	05/25/35	190
		Series - 2005 SD1 (Class A)
2,992,500	g	Wendys Funding LLC		3.573	03/15/48	2,956
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				246,817

OTHER MORTGAGE BACKED - 1.5%
930,320	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	942
		Series - 2007 1 (Class AM)
2,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	1,991
		Series - 2007 5 (Class B)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,613
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,014
		Series - 2015 MSQ (Class B)
5,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	4,863
		Series - 2016 CLNE (Class A)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,953,691	i	COBALT CMBS Commercial Mortgage Trust		5.812%	05/15/46	$5,050
		Series - 2007 C3 (Class AJ)
2,750,000	g,i	COMM Mortgage Trust		3.413	10/10/29	2,701
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.538	10/10/29	7,329
		Series - 2017 PANW (Class C)
10,761,000	g	COMM Mortgage Trust		3.544	03/10/31	11,037
		Series - 2013 WWP (Class C)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.122	01/25/29	5,659
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.322	01/25/29	2,516
		Series - 2016 C05 (Class 2M2)
1,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 3.550%	5.422	07/25/30	1,731
		Series - 2018 C01 (Class 1B1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.072	08/25/30	6,032
		Series - 2018 C02 (Class 2M2)
2,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.000%	5.872	08/25/30	1,969
		Series - 2018 C02 (Class 2B1)
2,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	2,062
		Series - 2006 OMA (Class D)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,603
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	8,634
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,036
		Series - 2017 CALI (Class B)
1,715,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	1,809
		Series - 2011 LC1A (Class C)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,668
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,105
		Series - 2014 GRCE (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II		5.183	12/10/43	2,648
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	4,733
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,649
		Series - 2016 10HY (Class C)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,717
		Series - 2016 10HY (Class B)
421,123	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.532	03/25/35	404
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.541	07/15/46	3,168
		Series - 2011 C4 (Class C)
567,466	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	568
		Series - 2007 C1 (Class D)
189,495	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	189
		Series - 2007 C6 (Class AM)
4,160,139	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	4,172
		Series - 2015 A (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.142	08/15/34	3,947
		Series - 2017 330M (Class B)
2,257,738	i	ML-CFC Commercial Mortgage Trust		5.485	03/12/51	2,279
		Series - 2007 6 (Class AM)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$21,000,000	g	Morgan Stanley Capital I Trust		3.350%	07/13/29	$21,194
		Series - 2014 CPT (Class A)
827,418	i	Morgan Stanley Capital I Trust		5.389	11/12/41	828
		Series - 2006 HQ10 (Class AJ)
168,838	i	Morgan Stanley Capital I Trust		6.251	10/15/42	168
		Series - 2006 IQ11 (Class AJ)
1,004,082	i	Morgan Stanley Capital I Trust		5.994	06/11/49	1,019
		Series - 2007 IQ15 (Class AJ)
3,578,705	i	Morgan Stanley Capital I Trust		6.168	12/12/49	3,219
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.316	07/11/39	4,942
		Series - 2017 712F (Class A)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	17,940
		Series - 2010 OBP (Class A)
4,426,621	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,373
		Series - 2017 5 (Class A5)
2,662,838	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	03/25/25	2,683
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.672	03/25/25	810
		Series - 2015 HQ1 (Class M3)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.222	03/25/29	1,781
		Series - 2016 HQA3 (Class M2)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	3.672	07/25/30	7,918
		Series - 2018 DNA1 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.150%	5.022	07/25/30	2,872
		Series - 2018 DNA1 (Class B1)
1,246,987	i	Wachovia Bank Commercial Mortgage Trust		6.133	05/15/46	1,263
		Series - 2007 C34 (Class AJ)
1,650,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	1,683
		Series - 2007 C34 (Class C)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,048
		Series - 2007 C34 (Class B)
781,470	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	797
		Series - 2007 C31 (Class AJ)
950,322	i	Wachovia Bank Commercial Mortgage Trust		5.794	06/15/49	961
		Series - 2007 C32 (Class AJ)
260,725	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	267
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				217,604

		TOTAL STRUCTURED ASSETS				464,421
		(Cost $470,333)

		TOTAL BONDS				5,497,230
		(Cost $5,536,275)
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 59.2%

AUTOMOBILES & COMPONENTS - 1.2%
145,100		Aisin Seiki Co Ltd	$7,919
107,305	*	American Axle & Manufacturing Holdings, Inc	1,633
121,612		Bayerische Motoren Werke AG.	13,228
86,681		Bayerische Motoren Werke AG. (Preference)	8,134
6,199		BorgWarner, Inc	311
2,283		Delphi Automotive plc	194
203,582		Denso Corp	11,198
2,157,591		Ford Motor Co	23,906
302,703		Fuji Heavy Industries Ltd	10,020
72,301	e	Harley-Davidson, Inc	3,100
476,080		Honda Motor Co Ltd	16,480
189,208		Magna International, Inc	10,658
267,759		Mazda Motor Corp	3,581
56,903		Michelin (C.G.D.E.) (Class B)	8,424
7,033	*	Modine Manufacturing Co	149
13,300		NGK Spark Plug Co Ltd	321
1,075,664	e	Nissan Motor Co Ltd	11,103
37,334		Renault S.A.	4,530
277,400		Sumitomo Electric Industries Ltd	4,240
78,637	*,e	Tesla, Inc	20,928
1,490	*	Visteon Corp	164
135,700		Yamaha Motor Co Ltd	4,037
		TOTAL AUTOMOBILES & COMPONENTS	164,258

BANKS - 4.8%
37,611		Ameris Bancorp	1,990
73,916		Associated Banc-Corp	1,837
796,793		Australia & New Zealand Banking Group Ltd	16,584
4,002,410		Banca Intesa S.p.A.	14,573
1,214,557		Banca Intesa S.p.A. RSP	4,601
3,846		Bancfirst Corp	204
1,929,911		Banco Bilbao Vizcaya Argentaria S.A.	15,284
1,237,197		Banco de Sabadell S.A.	2,531
1,000,186		Bank Hapoalim Ltd	6,878
823,290		Bank Leumi Le-Israel	4,973
1,030		Bank of Hawaii Corp	86
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

190,229		Bank of Montreal	$14,370
309,455		Bank of Nova Scotia	19,062
3,264		Bank of the Ozarks, Inc	158
3,730		BankUnited	149
14,280		Banner Corp	792
696,994		BB&T Corp	36,272
356	e	Bendigo Bank Ltd	3
17,567		Beneficial Bancorp, Inc	273
41,663		Berkshire Hills Bancorp, Inc	1,581
2,092,500		BOC Hong Kong Holdings Ltd	10,265
900		BOK Financial Corp	89
20,664		Brookline Bancorp, Inc	335
14,021		Bryn Mawr Bank Corp	616
2,033,355		CaixaBank S.A.	9,694
19,106		Camden National Corp	850
87,694		Canadian Imperial Bank of Commerce/Canada	7,741
3,360		Cathay General Bancorp	134
9,281		Chemical Financial Corp	507
263,607		CIT Group, Inc	13,576
675,377		Citizens Financial Group, Inc	28,352
5,178		City Holding Co	355
2,120		Columbia Banking System, Inc	89
232,762		Comerica, Inc	22,329
69,875		Commerce Bancshares, Inc	4,186
198,393	*	Commerzbank AG.	2,576
396,371		Commonwealth Bank of Australia	22,166
3,936		Community Bank System, Inc	211
3,149		Community Trust Bancorp, Inc	142
9,015		Cullen/Frost Bankers, Inc	956
35,598	*	Customers Bancorp, Inc	1,038
616,493		DBS Group Holdings Ltd	13,022
270,130		DNB NOR Holding ASA	5,321
10,657		East West Bancorp, Inc	666
39,046	*	FCB Financial Holdings, Inc	1,995
11,562		Federal Agricultural Mortgage Corp (Class C)	1,006
23,528		Fifth Third Bancorp	747
115,446		First Commonwealth Financial Corp	1,631
6,726		First Financial Bancorp	197
25,728		First Financial Bankshares, Inc	1,191
1,399		First Financial Corp	58
25,682		First Interstate Bancsystem, Inc	1,016
26,737		First Merchants Corp	1,115
2,260		First Republic Bank	209
20,089		Flushing Financial Corp	542
16,186		FNB Corp	218
2,590		Glacier Bancorp, Inc	99
5,441		Hancock Holding Co	281
434,600		Hang Seng Bank Ltd	10,098
7,159		Hanmi Financial Corp	220
21,059		Heartland Financial USA, Inc	1,117
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

25,997		Heritage Financial Corp	$796
31,813	*	HomeStreet, Inc	911
21,937	*	HomeTrust Bancshares, Inc	571
91,000		Hope Bancorp, Inc	1,655
15,980		Independent Bank Corp (MA)	1,143
1,029,939		ING Groep NV	17,380
1,147		International Bancshares Corp	45
136,208		Investors Bancorp, Inc	1,858
125,286		KBC Groep NV	10,910
1,229,939		Keycorp	24,045
13,009		Lakeland Financial Corp	601
2,791		Live Oak Bancshares, Inc	78
166,854		M&T Bank Corp	30,761
1,800		MB Financial, Inc	73
58,589	*	MGIC Investment Corp	762
236,500		Mitsui Trust Holdings, Inc	9,668
2,476		Mizrahi Tefahot Bank Ltd	47
8,083,221		Mizuho Financial Group, Inc	14,731
739,068		National Australia Bank Ltd	16,316
31,271		National Bank Holdings Corp	1,040
7,259		National Bank of Canada	342
12,836		NBT Bancorp, Inc	455
620,145		New York Community Bancorp, Inc	8,081
1,114,424		Nordea Bank AB	11,924
54,855		Northfield Bancorp, Inc	856
1,532		OceanFirst Financial Corp	41
80,307	e	OFG Bancorp	839
19,038		Old National Bancorp	322
23,224		Opus Bank	650
21,876		PacWest Bancorp	1,084
14,998		People’s United Financial, Inc	280
19,960		Pinnacle Financial Partners, Inc	1,281
288,770		PNC Financial Services Group, Inc	43,674
820		Prosperity Bancshares, Inc	60
961,160		Regions Financial Corp	17,858
993,900		Resona Holdings, Inc	5,342
8,068		S&T Bancorp, Inc	322
6,272		ServisFirst Bancshares, Inc	256
260,893	e	Skandinaviska Enskilda Banken AB (Class A)	2,741
26,162		Southside Bancshares, Inc	909
1,186,681	*	Standard Chartered plc	11,893
17,563		State Bank & Trust Co	527
8,646		Stock Yards Bancorp, Inc	303
31,853	*	SVB Financial Group	7,645
441,173		Svenska Handelsbanken AB	5,522
394,873	e	Swedbank AB (A Shares)	8,873
800	*	Texas Capital Bancshares, Inc	72
6,965		TFS Financial Corp	102
63,097	*	The Bancorp, Inc	681
422,873		Toronto-Dominion Bank	23,997
10,795		TowneBank	309
12,715		Trico Bancshares	473
27,461	*	Tristate Capital Holdings, Inc	638
1,700		Trustmark Corp	53
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

9,293		UMB Financial Corp	$673
33,564		Umpqua Holdings Corp	719
19,739		Union Bankshares Corp	725
23,476		United Bankshares, Inc	828
55,304		United Financial Bancorp, Inc (New)	896
15,008		Univest Corp of Pennsylvania	416
857,264		US Bancorp	43,292
36,494		Walker & Dunlop, Inc	2,168
14,406		Webster Financial Corp	798
8,948		WesBanco, Inc	379
13,401	e	Westamerica Bancorporation	778
51,005	*	Western Alliance Bancorp	2,964
843,855		Westpac Banking Corp	18,691
1,110		Wintrust Financial Corp	96
5,244		WSFS Financial Corp	251
39,949		Zions Bancorporation	2,107
		TOTAL BANKS	676,734

CAPITAL GOODS - 4.9%
246,360		3M Co	54,081
19,092		A.O. Smith Corp	1,214
565,482		ABB Ltd	13,446
881		Acuity Brands, Inc	123
3,960		AGCO Corp	257
71,384		Air Lease Corp	3,042
4,500		Allegion plc	384
295,593		Ametek, Inc	22,456
166,678		Arconic, Inc	3,840
17,429		Argan, Inc	749
2,620	*	Armstrong World Industries, Inc	148
73,600		Asahi Glass Co Ltd	3,084
41,142		Assa Abloy AB	892
195,793		Atlas Copco AB (A Shares)	8,504
163,412		Atlas Copco AB (B Shares)	6,381
65,507		Barnes Group, Inc	3,923
2,120	*	Beacon Roofing Supply, Inc	113
28,642		Briggs & Stratton Corp	613
73,289	*	Builders FirstSource, Inc	1,454
3,590		Carlisle Cos, Inc	375
236,174		Caterpillar, Inc	34,807
16,918	*	Chart Industries, Inc	999
120,007	e	Chicago Bridge & Iron Co NV	1,728
697,318		CNH Industrial NV	8,617
208,245		Compagnie de Saint-Gobain	10,996
152,969		Cummins, Inc	24,795
100,400		Daikin Industries Ltd	11,154
20,018		DCC plc	1,844
127,520		Deere & Co	19,806
9,310		Donaldson Co, Inc	419
17,648		Dover Corp	1,733
24,059	*	DXP Enterprises, Inc	937
348,056		Eaton Corp	27,813
4,718		EMCOR Group, Inc	368
40,628	*	Esterline Technologies Corp	2,972
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

151,700		Fastenal Co	$8,281
29,348		Finning International, Inc	708
10,965		Flowserve Corp	475
7,150		Fortune Brands Home & Security, Inc	421
9,820		Graco, Inc	449
31,785		H&E Equipment Services, Inc	1,223
117,466		Hexcel Corp	7,587
115,000		Hino Motors Ltd	1,496
97,900		Hitachi Construction Machinery Co Ltd	3,800
4,550		Hubbell, Inc	554
238,540		Illinois Tool Works, Inc	37,370
141,421		Ingersoll-Rand plc	12,093
1,610		ITT, Inc	79
548,041		Johnson Controls International plc	19,313
35,030		Kaman Corp	2,176
55,200		Kawasaki Heavy Industries Ltd	1,781
1,195,870		Keppel Corp Ltd	7,150
97,015	*,e	KEYW Holding Corp, The	763
340,300		Komatsu Ltd	11,400
555,900		Kubota Corp	9,799
52,980		L3 Technologies, Inc	11,020
2,740		Lennox International, Inc	560
3,476		Lincoln Electric Holdings, Inc	313
438,875		Masco Corp	17,748
430,602		Meggitt plc	2,612
519,700		Mitsubishi Corp	13,990
718,600		Mitsubishi Electric Corp	11,663
3,630		MSC Industrial Direct Co (Class A)	333
20,156	*	MYR Group, Inc	621
83,000		NGK Insulators Ltd	1,438
228,900		NSK Ltd	3,079
5,880		Oshkosh Truck Corp	454
68,619		Osram Licht AG.	5,049
124,495		PACCAR, Inc	8,238
40,805		Parker-Hannifin Corp	6,979
108,449		Pentair plc	7,389
508,888	*,e	Plug Power, Inc	962
174,197	*	Quanta Services, Inc	5,984
247,163		Rexel S.A.	4,187
34,741		Rockwell Automation, Inc	6,052
250,661		Rockwell Collins, Inc	33,802
56,524		Roper Industries, Inc	15,866
17,377	*	Rush Enterprises, Inc (Class A)	738
351,615		Sandvik AB	6,442
171,627		Schneider Electric S.A.	15,114
1,554	*	Sensata Technologies Holding plc	81
171,850		Siemens AG.	21,928
3,493		Snap-On, Inc	515
9,470		Stanley Works	1,451
641,500		Sumitomo Corp	10,747
37,399	*	Teledyne Technologies, Inc	7,000
3,530		Timken Co	161
22,276	*	Titan Machinery, Inc	525
195,100		Toyota Tsusho Corp	6,593
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

64,863		TransDigm Group, Inc	$19,909
1,172		Travis Perkins plc	20
52,269		Triton International Ltd	1,599
19,864	*	United Rentals, Inc	3,431
10,935	*	Veritiv Corp	429
43,367		Vestas Wind Systems AS	3,103
3,069		W.W. Grainger, Inc	866
34,781		Wabash National Corp	724
3,910	*	WABCO Holdings, Inc	523
366,312		Wartsila Oyj (B Shares)	8,094
3,753	*	Welbilt, Inc	73
126,967	*	Wesco Aircraft Holdings, Inc	1,301
3,660	*	WESCO International, Inc	227
135,082		Wolseley plc	10,159
19,775		Woodward Governor Co	1,417
8,540		Xylem, Inc	657
		TOTAL CAPITAL GOODS	683,151

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,604		ABM Industries, Inc	87
138,545		ACCO Brands Corp	1,739
25,543		Adecco S.A.	1,819
248,743		Brambles Ltd	1,920
544,551		Capita Group plc	1,101
53,312	*,e	Cimpress NV	8,247
266,170	*	Copart, Inc	13,556
20,242		Exponent, Inc	1,592
1,924		Forrester Research, Inc	80
21,492		Heidrick & Struggles International, Inc	672
11,793		ICF International, Inc	689
33,300		Insperity, Inc	2,316
133,901		Intertek Group plc	8,765
1,600		KAR Auction Services, Inc	87
16,221		Kelly Services, Inc (Class A)	471
18,783		Kforce, Inc	508
19,491		Manpower, Inc	2,243
38,808	*,†,m	Media General, Inc	0
23,089	*	Mistras Group, Inc	437
2,100		Mobile Mini, Inc	91
61,102	*	Navigant Consulting, Inc	1,176
1,000	*	On Assignment, Inc	82
10,610		Pitney Bowes, Inc	115
21,731		Resources Connection, Inc	352
115,356		Robert Half International, Inc	6,678
50,157		RPX Corp	536
1,100		Secom Co Ltd	82
3,754		SGS S.A.	9,235
1,544	*	SP Plus Corp	55
66,652	*,e	Team, Inc	916
9,438		Tetra Tech, Inc	462
23,633		Viad Corp	1,240
148,564		Waste Management, Inc	12,497
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	79,846
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

CONSUMER DURABLES & APPAREL - 1.0%
62,137		Adidas-Salomon AG.	$15,118
497,409		Barratt Developments plc	3,701
30,182		Berkeley Group Holdings plc	1,604
263,458		Burberry Group plc	6,280
83,671		Callaway Golf Co	1,369
2,780		Carter’s, Inc	289
20,968	*	Century Communities, Inc	628
55,802		Cie Financiere Richemont S.A.	5,014
20,506		Ethan Allen Interiors, Inc	471
177,127	*,e	Fossil Group, Inc	2,250
10,070		Garmin Ltd	593
23,858	e	Hanesbrands, Inc	439
3,176		Hasbro, Inc	268
15,890	*,e	iRobot Corp	1,020
1,638	*,e	LGI Homes, Inc	116
6,840	*	Lululemon Athletica, Inc	610
24,761	e	Mattel, Inc	326
34,564	*	Meritage Homes Corp	1,564
7,900	*	Michael Kors Holdings Ltd	490
12,542	*	Mohawk Industries, Inc	2,913
19,825		Movado Group, Inc	761
468,823		Newell Rubbermaid, Inc	11,946
692,582		Nike, Inc (Class B)	46,015
834,600		Panasonic Corp	11,985
14,720		Pandora AS	1,593
1,680	e	Polaris Industries, Inc	192
1,840		Pool Corp	269
5,910		PVH Corp	895
98,400		Sekisui House Ltd	1,800
342,800		Sony Corp	16,866
762,926		Taylor Wimpey plc	1,977
3,870	*,e	Tempur Sealy International, Inc	175
4,220		Tupperware Corp	204
83,606	*,e	Under Armour, Inc	1,200
170,145	*,e	Under Armour, Inc (Class A)	2,782
18,549	*	Unifi, Inc	672
19,391		VF Corp	1,437
3,380		Whirlpool Corp	518
245,500		Yue Yuen Industrial Holdings	984
		TOTAL CONSUMER DURABLES & APPAREL	147,334

CONSUMER SERVICES - 1.4%
152,001		Accor S.A.	8,212
15,319	*	American Public Education, Inc	659
8,700		ARAMARK Holdings Corp	344
3,840	*	Bright Horizons Family Solutions	383
19,899		Carriage Services, Inc	550
44,849		Choice Hotels International, Inc	3,595
10,682		Darden Restaurants, Inc	911
3,120		Domino’s Pizza, Inc	729
6,454		Dunkin Brands Group, Inc	385
3,355	*	El Pollo Loco Holdings, Inc	32
16,029		Hilton Worldwide Holdings, Inc	1,262
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

29,678		ILG, Inc	$923
147,177		InterContinental Hotels Group plc	8,818
6,202		Marcus Corp	188
269,815		Marriott International, Inc (Class A)	36,689
349,917		McDonald’s Corp	54,720
653,836		Merlin Entertainments plc	3,179
106,500		Oriental Land Co Ltd	10,897
22,729		Royal Caribbean Cruises Ltd	2,676
6,580		Service Corp International	248
97,238	*	ServiceMaster Global Holdings, Inc	4,945
1,152,000		Shangri-La Asia Ltd	2,339
4,710		Six Flags Entertainment Corp	293
663,970		Starbucks Corp	38,437
14,482		Vail Resorts, Inc	3,211
11,100		Wendy’s	195
150,515		Whitbread plc	7,813
6,251		Wyndham Worldwide Corp	715
		TOTAL CONSUMER SERVICES	193,348

DIVERSIFIED FINANCIALS - 3.2%
751,577		3i Group plc	9,071
90,800	e	AEON Financial Service Co Ltd	2,105
41,106		Ally Financial, Inc	1,116
453,746		American Express Co	42,325
4,187		Ameriprise Financial, Inc	619
1,444,992		AMP Ltd	5,577
1,173,308		Annaly Capital Management, Inc	12,238
728,750		Bank of New York Mellon Corp	37,553
76,439		BlackRock, Inc	41,409
740,718		Charles Schwab Corp	38,680
6,710		Chimera Investment Corp	117
243,043		CME Group, Inc	39,310
85,936		Deutsche Boerse AG.	11,748
445,964		Discover Financial Services	32,078
3,050		Dynex Capital, Inc	20
3,290	*	E*TRADE Financial Corp	182
4,050		Eaton Vance Corp	225
12,537	*,e	Encore Capital Group, Inc	567
101,152		EXOR NV	7,200
7,754		Factset Research Systems, Inc	1,546
15,227		Franklin Resources, Inc	528
55,617	*	Green Dot Corp	3,568
393,937		Hong Kong Exchanges and Clearing Ltd	12,975
479,180		IntercontinentalExchange Group, Inc	34,750
30,320		Invesco Ltd	971
617,282		Investec plc	4,771
33,731		Investment Technology Group, Inc	666
47,941		Legg Mason, Inc	1,949
179,352		London Stock Exchange Group plc	10,385
5,310		LPL Financial Holdings, Inc	324
138,941		Macquarie Group Ltd	11,079
365,600		Mitsubishi UFJ Lease & Finance Co Ltd	2,190
3,950		Moody’s Corp	637
910		Morningstar, Inc	87
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

867		NASDAQ OMX Group, Inc	$75
882,631		Natixis	7,242
12,048	*,†,m	NewStar Financial, Inc	6
127,031		Northern Trust Corp	13,101
104,012	*	On Deck Capital, Inc	581
9,469		Pico Holdings, Inc	108
1,180		Raymond James Financial, Inc	106
87,910		S&P Global, Inc	16,796
109,355		Schroders plc	4,907
6,827		SEI Investments Co	511
1,096,051		Standard Life plc	5,533
321,242		State Street Corp	32,037
733		T Rowe Price Group, Inc	79
1,056		TD Ameritrade Holding Corp	63
6,454		Voya Financial, Inc	326
23,058		Wendel	3,596
		TOTAL DIVERSIFIED FINANCIALS	453,633

ENERGY - 3.4%
71,388	e	AltaGas Income Trust	1,321
1,834		Andeavor	184
201,655	*	Antero Resources Corp	4,003
6,550		Apache Corp	252
251,982		Baker Hughes a GE Co	6,998
8,057	*,e	California Resources Corp	138
3,504		Caltex Australia Ltd	85
408,418		Cenovus Energy, Inc (Toronto)	3,478
204,334	*	Cheniere Energy, Inc	10,922
2,666		Cimarex Energy Co	249
175,792	*	Clean Energy Fuels Corp	290
796	*	Concho Resources, Inc	120
270,789		ConocoPhillips	16,055
43,727	*	Continental Resources, Inc	2,578
101,766		Delek US Holdings, Inc	4,142
574,319	*,e	Denbury Resources, Inc	1,574
284,522		Devon Energy Corp	9,045
16,418		Enagas	450
475,733		Enbridge, Inc	14,962
604,136		EnCana Corp	6,645
269,835		EOG Resources, Inc	28,406
40,526		EQT Corp	1,925
42,054	*	Exterran Corp	1,123
154,036	*,e	Fairmount Santrol Holdings, Inc	655
78,969	*	Forum Energy Technologies, Inc	869
382,818		Galp Energia SGPS S.A.	7,219
47,174		Green Plains Renewable Energy, Inc	792
69,947	*	Helix Energy Solutions Group, Inc	405
54,520		Hess Corp	2,760
342,286		Inpex Holdings, Inc	4,248
923,139		Kinder Morgan, Inc	13,902
57,666		Koninklijke Vopak NV	2,831
1,460	*	Laredo Petroleum Holdings, Inc	13
281,323		Marathon Oil Corp	4,538
281,775		Marathon Petroleum Corp	20,601
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

35,997	*	Matrix Service Co	$493
315,075	*	McDermott International, Inc	1,919
404,715		National Oilwell Varco, Inc	14,898
16,599	*	Natural Gas Services Group, Inc	396
117,437	e	Neste Oil Oyj	8,174
107,917	*	Newpark Resources, Inc	874
113,229		Noble Energy, Inc	3,431
407,001		Occidental Petroleum Corp	26,439
5,830		Oceaneering International, Inc	108
138,124		OMV AG.	8,056
71,009		Oneok, Inc	4,042
3,920		PBF Energy, Inc	133
36,726	*	PDC Energy, Inc	1,801
291,585		Pembina Pipeline Income Fund	9,098
325,323		Phillips 66	31,205
21,522		Pioneer Natural Resources Co	3,697
5,210	e	Range Resources Corp	76
50,847	*	Renewable Energy Group, Inc	651
626,380		Repsol YPF S.A.	11,134
17,609	*	RigNet, Inc	239
151,169	*	Rowan Cos plc	1,744
1,410	e	RPC, Inc	25
580,653		Schlumberger Ltd	37,615
894	*	SEACOR Holdings, Inc	46
115,262		SM Energy Co	2,078
1,880,318		Snam Rete Gas S.p.A.	8,643
347,139	*	Southwestern Energy Co	1,503
526,603		Statoil ASA	12,464
474,453		Suncor Energy, Inc	16,384
84,715	*	Superior Energy Services	714
282,465		Tenaris S.A.	4,883
244,854	*	Tetra Technologies, Inc	918
493,398		Total S.A.	28,281
66,590	*	Unit Corp	1,316
400,458		Valero Energy Corp	37,150
881,425	*,e	Weatherford International Ltd	2,018
404,163		Williams Cos, Inc	10,047
283,365		Woodside Petroleum Ltd	6,426
5,550		World Fuel Services Corp	136
		TOTAL ENERGY	473,033

FOOD & STAPLES RETAILING - 0.6%
156,900		Aeon Co Ltd	2,790
17,193		Alimentation Couche Tard, Inc	770
130,654		Carrefour S.A.	2,710
74,078		Casey’s General Stores, Inc	8,132
46,095	e	Casino Guichard Perrachon S.A.	2,258
41,504	*	Chefs’ Warehouse Holdings, Inc	955
12,016		Colruyt S.A.	665
612,987		J Sainsbury plc	2,056
69,935		Koninklijke Ahold Delhaize NV	1,657
20,898		Loblaw Cos Ltd	1,056
147,990		Metro Wholesale & Food Specialist AG.	2,618
64,899	*	Performance Food Group Co	1,937
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

26,111		Pricesmart, Inc	$2,182
228,200		Seven & I Holdings Co Ltd	9,774
53,243	*	Smart & Final Stores, Inc	295
48,144		Spartan Stores, Inc	829
255,430	*	Sprouts Farmers Market, Inc	5,995
4,023,485		Tesco plc	11,645
64,657	*	United Natural Foods, Inc	2,776
319,867	*	US Foods Holding Corp	10,482
12,906		Weis Markets, Inc	529
208,002		Wesfarmers Ltd	6,665
459,754		WM Morrison Supermarkets plc	1,379
		TOTAL FOOD & STAPLES RETAILING	80,155

FOOD, BEVERAGE & TOBACCO - 2.3%
414,000		Ajinomoto Co, Inc	7,518
259,803		Associated British Foods plc	9,083
37,006		Bunge Ltd	2,736
14,196	e	Campbell Soup Co	615
467,456		Coca-Cola Amatil Ltd	3,130
1,463,549		Coca-Cola Co	63,562
170,731		Coca-Cola HBC AG.	6,318
206,833		Dr Pepper Snapple Group, Inc	24,485
10,430		Flowers Foods, Inc	228
19,775	*,e	Freshpet, Inc	325
438,404		General Mills, Inc	19,755
188,469		Groupe Danone	15,282
2,360	*	Hain Celestial Group, Inc	76
17,173	e	Hormel Foods Corp	589
77,739		Kellogg Co	5,054
92,440		Kerry Group plc (Class A)	9,373
121,200	e	Kikkoman Corp	4,914
429,134		Kraft Heinz Co	26,731
848		Lindt & Spruengli AG.	5,261
85		Lindt & Spruengli AG. (Registered)	6,187
10,061		McCormick & Co, Inc	1,070
795,457		Mondelez International, Inc	33,195
47,900		Nissin Food Products Co Ltd	3,323
455,798		Orkla ASA	4,912
53,130		PAN Fish ASA	1,074
563,841		PepsiCo, Inc	61,543
11,158	*	Seneca Foods Corp	309
129,900		Suntory Beverage & Food Ltd	6,324
81,500		Yakult Honsha Co Ltd	6,109
		TOTAL FOOD, BEVERAGE & TOBACCO	329,081

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
13,468		Abaxis, Inc	951
18,475	*	Abiomed, Inc	5,376
74,297	*,e	Acadia Healthcare Co, Inc	2,911
39,666	*	Accuray, Inc	198
13,529		Aceto Corp	103
56,270	*	Align Technology, Inc	14,131
86,466	*	Allscripts Healthcare Solutions, Inc	1,068
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

36,444	*	Amedisys, Inc	$2,199
167,251		AmerisourceBergen Corp	14,419
40,869	*	AMN Healthcare Services, Inc	2,319
12,558		Analogic Corp	1,204
35,222	*	Angiodynamics, Inc	608
175,182		Anthem, Inc	38,487
52,026	*	athenahealth, Inc	7,441
32,319	*	AtriCure, Inc	663
175,755		Becton Dickinson & Co	38,086
38,478	*	Brookdale Senior Living, Inc	258
31,810	*	Capital Senior Living Corp	342
359,072		Cardinal Health, Inc	22,507
25,145	*	Cardiovascular Systems, Inc	551
109,346	*	Centene Corp	11,686
79,050	*	Cerus Corp	433
175,112		Cigna Corp	29,373
50,101		Coloplast AS	4,249
14,582	e	Computer Programs & Systems, Inc	426
4,570	*	Corvel Corp	231
25,039	*	Cross Country Healthcare, Inc	278
12,366		Dentsply Sirona, Inc	622
49,980	*	Diplomat Pharmacy, Inc	1,007
193,020	*	Edwards Lifesciences Corp	26,930
105,895	*	Endologix, Inc	448
144,368	*	Envision Healthcare Corp	5,548
88,785		Essilor International S.A.	11,977
52,788	*,e	GenMark Diagnostics, Inc	287
4,374	*	Haemonetics Corp	320
45,619		HCA Holdings, Inc	4,425
583,695		Healthscope Ltd	875
9,462		HealthStream, Inc	235
11,220	*	Henry Schein, Inc	754
10,561	*	HMS Holdings Corp	178
95,816	*	Hologic, Inc	3,580
52,884		Humana, Inc	14,217
8,856	*	Idexx Laboratories, Inc	1,695
39,783	*	Integer Holding Corp	2,250
330,962		Koninklijke Philips Electronics NV	12,673
8,000	*	Laboratory Corp of America Holdings	1,294
19,312	*	LHC Group, Inc	1,189
49,318	*	LifePoint Hospitals, Inc	2,318
480,567	e	Mediclinic International plc	4,055
1,474	*	Medidata Solutions, Inc	93
35,601	*	Merit Medical Systems, Inc	1,614
22,284	*	NxStage Medical, Inc	554
46,381	*	Omnicell, Inc	2,013
70,523	*	OraSure Technologies, Inc	1,191
2,830	*	Premier, Inc	89
15,337	*	Providence Service Corp	1,060
42,933	*	Quality Systems, Inc	586
11,521		Quest Diagnostics, Inc	1,156
23,328	*	Quidel Corp	1,209
115,938	e	Ramsay Health Care Ltd	5,586
4,392		Resmed, Inc	432
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

252,994		Ryman Healthcare Ltd	$1,947
75,106	*	Select Medical Holdings Corp	1,296
42,474	*	Staar Surgical Co	629
48,609	*,e	Surgery Partners, Inc	834
96,000		Sysmex Corp	8,723
31,845	*,e	Teladoc, Inc	1,283
19,606	*	Tivity Health, Inc	777
5,928	*	Triple-S Management Corp (Class B)	155
16,067		US Physical Therapy, Inc	1,306
4,880	*	Varian Medical Systems, Inc	599
32,132	*	Vocera Communications, Inc	752
3,460		West Pharmaceutical Services, Inc	305
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	331,564

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
3,000		Clorox Co	399
284,299		Colgate-Palmolive Co	20,379
38,872		Energizer Holdings, Inc	2,316
48,593		Estee Lauder Cos (Class A)	7,275
55,180		Henkel KGaA	6,952
22,604		Henkel KGaA (Preference)	2,972
149,779		Kimberly-Clark Corp	16,495
70,264		L’Oreal S.A.	15,870
51,675		Nu Skin Enterprises, Inc (Class A)	3,809
908,087		Procter & Gamble Co	71,993
189,916		Reckitt Benckiser Group plc	16,031
39,900		Shiseido Co Ltd	2,562
283,430		Unilever NV	15,998
339,045		Unilever plc	18,804
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	201,855

INSURANCE - 2.7%
1,073,234		Aegon NV	7,241
689,062		Aflac, Inc	30,153
102,647		Allianz AG.	23,204
19,460		Allstate Corp	1,845
830		American Financial Group, Inc	93
196,770		American International Group, Inc	10,708
13,310		Aon plc	1,868
4,310	*	Arch Capital Group Ltd	369
6,370		Arthur J. Gallagher & Co	438
57,946		Aspen Insurance Holdings Ltd	2,599
429,880		Assicurazioni Generali S.p.A.	8,263
3,230		Assurant, Inc	295
1,721,855		Aviva plc	12,017
539,019		AXA S.A.	14,329
4,933		Axis Capital Holdings Ltd	284
279,011		Chubb Ltd	38,160
158,058		CNP Assurances	3,990
11,216		Employers Holdings, Inc	454
1,270		First American Financial Corp	75
280,217		Hartford Financial Services Group, Inc	14,437
3,000,370		Legal & General Group plc	10,871
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

4,290		Lincoln National Corp	$314
6,790		Loews Corp	338
302,483		Marsh & McLennan Cos, Inc	24,982
54,934		Muenchener Rueckver AG.	12,774
109,100		NKSJ Holdings, Inc	4,396
2,976,550		Old Mutual plc	10,016
12,039		Principal Financial Group	733
232,336		Progressive Corp	14,156
334,513		Prudential Financial, Inc	34,639
701,928		Prudential plc	17,540
8,928		Reinsurance Group of America, Inc (Class A)	1,375
42,644		RenaissanceRe Holdings Ltd	5,907
209,543		RSA Insurance Group plc	1,855
643		Stewart Information Services Corp	28
110,861		Swiss Re Ltd	11,315
257,108		Travelers Cos, Inc	35,702
1,467		Willis Towers Watson plc	223
46,595		Zurich Financial Services AG.	15,370
		TOTAL INSURANCE	373,356

MATERIALS - 3.3%
107,681		Agnico-Eagle Mines Ltd	4,530
127,535		Air Liquide	15,651
146,653		Air Products & Chemicals, Inc	23,322
63,469		Akzo Nobel NV	5,997
563		Albemarle Corp	52
2,910		Aptargroup, Inc	261
162,000		Asahi Kasei Corp	2,165
46,012		Avery Dennison Corp	4,889
15,220	*	Axalta Coating Systems Ltd	460
128,760		Ball Corp	5,113
214,323		BASF SE	21,736
5,360		Bemis Co, Inc	233
7,650	*	Berry Plastics Group, Inc	419
515,949		BlueScope Steel Ltd	6,070
256,521		Boliden AB	9,027
12,163		Celanese Corp (Series A)	1,219
34,439	*	Century Aluminum Co	570
2,372	*	Clearwater Paper Corp	93
125,429		Commercial Metals Co	2,566
164,700		CRH plc	5,579
65,860		Croda International plc	4,231
3,750		Domtar Corp	160
5,941		DSM NV	591
44,489		Eastman Chemical Co	4,697
266,798		Ecolab, Inc	36,570
104,881		Evonik Industries AG.	3,698
5,690	*	Ferro Corp	132
60,932		Franco-Nevada Corp	4,157
4,725		Givaudan S.A.	10,779
3,382		Hawkins, Inc	119
95,039		HeidelbergCement AG.	9,337
197,200		Hitachi Metals Ltd	2,318
201,401		Holcim Ltd	11,036
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

2,659		Innophos Holdings, Inc	$107
3,730		International Flavors & Fragrances, Inc	511
202,320		International Paper Co	10,810
157,971		Johnson Matthey plc	6,739
15,108		Kapstone Paper and Packaging Corp	518
193,461	*	Kinross Gold Corp	764
43,700	*	Kobe Steel Ltd	434
39,288	*	Kraton Polymers LLC	1,874
59,233		Louisiana-Pacific Corp	1,704
199,835		LyondellBasell Industries AF S.C.A	21,119
26,494		Materion Corp	1,353
36,779		Minerals Technologies, Inc	2,462
104,899		Mitsubishi Materials Corp	3,109
152,392		Mitsui Chemicals, Inc	4,838
77,471		Mondi plc	2,082
111,504		Mosaic Co	2,707
5,405		Myers Industries, Inc	114
334,745		Newcrest Mining Ltd	5,049
28,700		Nitto Denko Corp	2,169
1,243,014		Norsk Hydro ASA	7,373
408,805		Nucor Corp	24,974
207,009	*,e	Nutrien Ltd	9,784
15,929		PPG Industries, Inc	1,778
254,664		Praxair, Inc	36,748
13,201		Reliance Steel & Aluminum Co	1,132
68,498		Royal Gold, Inc	5,882
13,575		Schnitzer Steel Industries, Inc (Class A)	439
1,510	e	Scotts Miracle-Gro Co (Class A)	130
15,457		Sealed Air Corp	661
51,016		Sherwin-Williams Co	20,004
131,300		Shin-Etsu Chemical Co Ltd	13,696
520		Sika AG.	4,079
5,820		Sonoco Products Co	282
3,559,610		South32 Ltd	8,946
86,932	e	Stora Enso Oyj (R Shares)	1,598
1,244,000		Sumitomo Chemical Co Ltd	7,217
207,400		Sumitomo Metal Mining Co Ltd	8,578
76,725	*	Summit Materials, Inc	2,323
338,564		Teck Cominco Ltd	8,719
9,000		Toray Industries, Inc	86
35,484		Trinseo S.A.	2,628
154,132		Umicore S.A.	8,165
163,079		UPM-Kymmene Oyj	6,046
19,003	*,e	US Concrete, Inc	1,148
173,352		WestRock Co	11,124
24,083	*	Worthington Industries, Inc	1,034
		TOTAL MATERIALS	460,814

MEDIA - 1.4%
340		Cable One, Inc	234
111,822	*	Charter Communications, Inc	34,801
3,849		Cinemark Holdings, Inc	145
66,744		Clear Channel Outdoor Holdings, Inc (Class A)	327
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

2,100		Dentsu, Inc	$93
210,146	*,e	Discovery Communications, Inc (Class A)	4,503
279,622	*	Discovery Communications, Inc (Class C)	5,458
33,882	e	Entercom Communications Corp (Class A)	327
84,634		Entravision Communications Corp (Class A)	398
85,122	*	Gray Television, Inc	1,081
526,783		ITV plc	1,066
9,368		JC Decaux S.A.	326
12,239		John Wiley & Sons, Inc (Class A)	780
4,448	*	Liberty Global plc	135
2,960	*	Liberty Global plc (Class A)	93
162,213		New York Times Co (Class A)	3,909
475,703		Pearson plc	5,015
63,571		ProSiebenSat. Media AG.	2,202
3,689		Reed Elsevier NV	76
514,300		Reed Elsevier plc	10,565
1,550		Scholastic Corp	60
15,236		Shaw Communications, Inc (B Shares)	294
57,685	e	Sinclair Broadcast Group, Inc (Class A)	1,806
566,899		Sky plc	10,324
449,133		Time Warner, Inc	42,479
1,940		Tribune Co	79
212,730		Vivendi Universal S.A.	5,517
587,403		Walt Disney Co	58,999
553,504		WPP plc	8,796
		TOTAL MEDIA	199,888

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
96,085	*,e	Acadia Pharmaceuticals, Inc	2,159
18,975	*,e	Aduro Biotech, Inc	176
219,099		Agilent Technologies, Inc	14,658
2,681	*,e	Agios Pharmaceuticals, Inc	219
70,341	*	Akorn, Inc	1,316
316,482		Amgen, Inc	53,954
353,614		Astellas Pharma, Inc	5,409
85,693	*,e	Bellicum Pharmaceuticals, Inc	562
182,339	*,e	BioCryst Pharmaceuticals, Inc	870
103,797	*	Biogen Idec, Inc	28,422
31,458	*	BioMarin Pharmaceutical, Inc	2,550
1,740		Bio-Techne Corp	263
11,809	*	Bluebird Bio, Inc	2,016
789,081		Bristol-Myers Squibb Co	49,909
4,840		Bruker BioSciences Corp	145
379,076	*	Celgene Corp	33,817
127,116	*	Celldex Therapeutics, Inc	296
184,697		Chugai Pharmaceutical Co Ltd	9,377
75,717	*,e	Coherus Biosciences, Inc	837
127,834	*	Depomed, Inc	842
57,100		Eisai Co Ltd	3,677
13,062	*	FibroGen, Inc	603
19,936	*,e	Flexion Therapeutics Inc	447
42,707	*	Genmab AS	9,201
609,089		Gilead Sciences, Inc	45,919
1,167,555		GlaxoSmithKline plc	22,675
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

7,414	*,e	Immunomedics, Inc	$108
34,337	*	Intersect ENT, Inc	1,349
50,224	*	Iovance Biotherapeutics, Inc	849
96,469	*	IQVIA Holdings, Inc	9,465
79,125	*,e	Ironwood Pharmaceuticals, Inc	1,221
786,177		Johnson & Johnson	100,748
127,000		Kyowa Hakko Kogyo Co Ltd	2,758
39,648		Lonza Group AG.	9,351
84,518		Merck KGaA	8,109
1,289	*	Mettler-Toledo International, Inc	741
137,082	*	Nektar Therapeutics	14,566
434,674		Novartis AG.	35,157
435,421		Novo Nordisk AS	21,417
34,699	*,e	Opko Health, Inc	110
1,883		Orion Oyj (Class B)	58
15,721		PerkinElmer, Inc	1,190
160,718	*,e	Progenics Pharmaceuticals, Inc	1,199
16,974	*,e	Prothena Corp plc	623
179,666	*	QIAGEN NV	5,808
567	*	Repligen Corp	21
140,969		Roche Holding AG.	32,338
23,833	*	Sage Therapeutics, Inc	3,839
135,327	*	Sangamo Biosciences, Inc	2,571
9,826	*,e	Sarepta Therapeutics, Inc	728
1,076,458	*	Schering-Plough Corp	58,635
88,000	e	Shionogi & Co Ltd	4,583
245,585		Takeda Pharmaceutical Co Ltd	11,975
16,323	*,e	TESARO, Inc	933
24,808	*,e	Theravance Biopharma, Inc	602
68,217	*	Ultragenyx Pharmaceutical, Inc	3,478
110,825	*	Vertex Pharmaceuticals, Inc	18,062
6,065	*	Waters Corp	1,205
445,685		Zoetis, Inc	37,219
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	681,335

REAL ESTATE - 2.1%
15,548	*,e	Altisource Portfolio Solutions S.A.	413
103,765		American Campus Communities, Inc	4,007
265,573		American Tower Corp	38,598
4,180		Apple Hospitality REIT, Inc	73
117,909		Boston Properties, Inc	14,529
4,210		Brandywine Realty Trust	67
805,154		British Land Co plc	7,258
206,345		Brixmor Property Group, Inc	3,147
553,549		CapitaLand Ltd	1,516
22,331		CatchMark Timber Trust Inc	278
161,608	*	CBRE Group, Inc	7,631
228,200		City Developments Ltd	2,274
82,661		Columbia Property Trust, Inc	1,691
35,170		Coresite Realty	3,526
292,700		Daiwa House Industry Co Ltd	11,276
160,837		Duke Realty Corp	4,259
2,171		Easterly Government Properties, Inc	44
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

58,955		Equinix, Inc	$24,651
5,830	*	Equity Commonwealth	179
179,720		Forest City Realty Trust, Inc	3,641
590,981	e	Hammerson plc	4,455
661,000		Hang Lung Properties Ltd	1,551
313,953		HCP, Inc	7,293
983,900		Henderson Land Development Co Ltd	6,452
359,709		Host Marriott Corp	6,705
25,508	*	Howard Hughes Corp	3,549
13,670		Hysan Development Co Ltd	73
945		Iron Mountain, Inc	31
40,680	*,e	iStar Financial, Inc	414
490		Jones Lang LaSalle, Inc	86
495,014		Land Securities Group plc	6,513
45,796		Lend Lease Corp Ltd	614
3,590		Liberty Property Trust	143
60,811		Macerich Co	3,407
587,400		Mitsubishi Estate Co Ltd	9,840
362,810		Mitsui Fudosan Co Ltd	8,759
17		Nippon ProLogis REIT, Inc	37
59,300		Nomura Real Estate Holdings, Inc	1,392
71,768		NorthStar Realty Europe Corp	934
108,203		Paramount Group, Inc	1,541
7,000		Piedmont Office Realty Trust, Inc	123
400,776		Prologis, Inc	25,245
36,640		QTS Realty Trust, Inc	1,327
11,682	*	Rafael Holdings, Inc	57
6,220		Rayonier, Inc	219
7,990	e	Realogy Holdings Corp	218
3,556		RMR Group, Inc	249
157		Ryman Hospitality Properties	12
109,546	*	SBA Communications Corp	18,724
284,290		Scentre Group	839
310,801		Segro plc	2,623
46,895		Senior Housing Properties Trust	734
150,700		Shoei Co Ltd	1,642
6,210		Starwood Property Trust, Inc	130
395,000		Swire Pacific Ltd (Class A)	4,000
974,400		Swire Properties Ltd	3,427
2,845	*	Tejon Ranch Co	66
62,244		Tier REIT, Inc	1,150
12,000		Tokyu Fudosan Holdings Corp	86
172,695		UDR, Inc	6,151
40,112		Unibail-Rodamco	9,163
113,795		Vornado Realty Trust	7,658
414,162	*	Welltower, Inc	22,543
1,409		Weyerhaeuser Co	49
		TOTAL REAL ESTATE	299,282

RETAILING - 2.2%
57,365	*	1-800-FLOWERS.COM, Inc (Class A)	677
4,395		Advance Auto Parts, Inc	521
4,820	*	Autonation, Inc	226
145,197		Best Buy Co, Inc	10,162
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

23,536	*	Booking Holdings, Inc	$48,964
85,508	*	Carmax, Inc	5,296
289,696		Dollar General Corp	27,101
26,000		Fast Retailing Co Ltd	10,445
39,731	*	FTD Cos, Inc	145
3,480	e	GameStop Corp (Class A)	44
183,206		Gap, Inc	5,716
26,485		Group 1 Automotive, Inc	1,731
761,137	*	Groupon, Inc	3,303
25,226		Haverty Furniture Cos, Inc	508
6,368	e	Hennes & Mauritz AB (B Shares)	95
358,363		Industria De Diseno Textil S.A.	11,266
82,400		Jardine Cycle & Carriage Ltd	2,177
27,098		Kering	12,997
22,653		Kingfisher plc	93
191,386		Kohl’s Corp	12,538
36,910	*,e	Lands’ End, Inc	862
4,807,620		Li & Fung Ltd	2,370
20,073	*	LKQ Corp	762
481,101		Lowe’s Companies, Inc	42,217
30,764	*	MarineMax, Inc	598
342,665		Marks & Spencer Group plc	1,302
2,400	e	Marui Co Ltd	48
2,720	*	Murphy USA, Inc	198
178,657	*	NetFlix, Inc	52,766
31,269		Next plc	2,090
7,991		Nordstrom, Inc	387
66,551		Nutri/System, Inc	1,794
663,706		Office Depot, Inc	1,427
40,038	*,e	Overstock.com, Inc	1,451
38,690	e	PetMed Express, Inc	1,615
294,471		Ross Stores, Inc	22,963
10,710	*	Sally Beauty Holdings, Inc	176
15,085		Shoe Carnival, Inc	359
82,263	*	Shutterfly, Inc	6,684
7,140		Tiffany & Co	697
15,696		Tile Shop Holdings, Inc	94
3,888		Tractor Supply Co	245
50,344	*	Ulta Beauty, Inc	10,284
87,250	*,e	Wayfair, Inc	5,892
5,040	e	Williams-Sonoma, Inc	266
		TOTAL RETAILING	311,552

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
9,917		Analog Devices, Inc	904
707,239		Applied Materials, Inc	39,330
96,982		ASML Holding NV	19,231
86,324	*	Cirrus Logic, Inc	3,507
73,775	*	First Solar, Inc	5,236
18,222	*	Integrated Device Technology, Inc	557
1,544,998		Intel Corp	80,463
44,592		Lam Research Corp	9,059
28,520		Marvell Technology Group Ltd	599
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

25,876	e	Microchip Technology, Inc	$2,364
243,006		NVIDIA Corp	56,278
293,738	*	ON Semiconductor Corp	7,185
127,846		Skyworks Solutions, Inc	12,818
133,532	*,e	SunPower Corp	1,066
487,096		Texas Instruments, Inc	50,604
60,700		Tokyo Electron Ltd	11,229
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	300,430

SOFTWARE & SERVICES - 6.3%
316,283		Accenture plc	48,549
75,368	*	Alphabet, Inc (Class A)	78,167
80,948	*	Alphabet, Inc (Class C)	83,521
99,818		Amadeus IT Holding S.A.	7,387
6,107	*	Ansys, Inc	957
31,835	*	Autodesk, Inc	3,998
247,695		Automatic Data Processing, Inc	28,108
68,103	*	Black Knight, Inc	3,208
27,736		Blackbaud, Inc	2,824
8,400		Booz Allen Hamilton Holding Co	325
27,304		CA, Inc	926
83,357		Cap Gemini S.A.	10,401
6,438	*	Cardtronics plc	144
126,574	*	CGI Group, Inc	7,300
10,875	*	Citrix Systems, Inc	1,009
473,621		Cognizant Technology Solutions Corp (Class A)	38,126
19,152		Convergys Corp	433
28,146		CSG Systems International, Inc	1,275
5,860		CSRA, Inc	242
109,297	*	Dell Technologies, Inc-VMware Inc	8,002
59,662		DST Systems, Inc	4,991
41,722	*	Ellie Mae, Inc	3,836
139,374	*	Etsy, Inc	3,911
15,395	*	Euronet Worldwide, Inc	1,215
1,018,000		Fujitsu Ltd	6,186
39,817	*,e	Gogo, Inc	344
363,389		International Business Machines Corp	55,755
164,471		Intuit, Inc	28,511
60,212		j2 Global, Inc	4,752
81,224		LogMeIn, Inc	9,385
4,942	*	Manhattan Associates, Inc	207
372,371		MasterCard, Inc (Class A)	65,225
1,958,704		Microsoft Corp	178,771
18,817	*	MINDBODY, Inc	732
29,149	*	New Relic, Inc	2,161
62,400		Nomura Research Institute Ltd	2,948
93,650		Open Text Corp	3,258
1,199,644		Oracle Corp	54,884
44,472	*	Perficient, Inc	1,019
5,420	*	PTC, Inc	423
36,105	*	Qualys, Inc	2,627
83,541	*	Quotient Technology, Inc	1,094
76,390	*	RingCentral, Inc	4,851
382,124	*	salesforce.com, Inc	44,441
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

224,101		SAP AG.	$23,526
194,307	*	ServiceSource International LLC	740
21,993	*	SPS Commerce, Inc	1,409
21,303	*	Sykes Enterprises, Inc	616
548,302		Symantec Corp	14,174
12,352		Syntel, Inc	315
390	*	Tableau Software, Inc	31
28,709	*	Teradata Corp	1,139
7,887		TiVo Corp	107
94,084	*,e	Twilio, Inc	3,592
25,942	*	Ultimate Software Group, Inc	6,322
36,283	*	Vasco Data Security International	470
49,721	*	Website Pros, Inc	900
41,350		Western Union Co	795
500	*	WEX, Inc	78
154,597	*	Workday, Inc	19,651
		TOTAL SOFTWARE & SERVICES	880,294

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
37,861	*	Anixter International, Inc	2,868
25,108		Badger Meter, Inc	1,184
4,043		Belden CDT, Inc	279
64,501		Benchmark Electronics, Inc	1,925
1,697,124		Cisco Systems, Inc	72,790
49,605	*	Coherent, Inc	9,296
22,719		Comtech Telecommunications Corp	679
531,797		Corning, Inc	14,827
89,852	*	Cray, Inc	1,860
27,237		CTS Corp	741
39,009		Daktronics, Inc	344
70,617		Dolby Laboratories, Inc (Class A)	4,488
832,266	e	Ericsson (LM) (B Shares)	5,300
133,705	*	Fabrinet	4,196
25,626	*	FARO Technologies, Inc	1,497
249,296	*,e	Finisar Corp	3,941
8,777	*	Flextronics International Ltd	143
157,700		Fujifilm Holdings Corp	6,298
1,039,648		Hewlett Packard Enterprise Co	18,235
1,579,889		HP, Inc	34,631
20,660	*	Insight Enterprises, Inc	722
31,249	*	Itron, Inc	2,236
238,102		Jabil Circuit, Inc	6,841
28,000		Keyence Corp	17,490
10,620	*	Keysight Technologies, Inc	556
34,382	*	Kimball Electronics, Inc	555
193,000	e	Konica Minolta Holdings, Inc	1,641
148,000		Kyocera Corp	8,391
13,844		Littelfuse, Inc	2,882
37,090		Methode Electronics, Inc	1,450
145,230		Motorola, Inc	15,293
3,868	e	MTS Systems Corp	200
77,300		Murata Manufacturing Co Ltd	10,670
40,046		National Instruments Corp	2,025
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

19,681		NEC Corp	$553
14,425	*	Netgear, Inc	825
24,547	*	Novanta, Inc	1,280
58,800		Omron Corp	3,437
7,653	*	OSI Systems, Inc	500
14,729	*	Plexus Corp	880
64,222	*	Ribbon Communications, Inc	328
40,306	*	Rogers Corp	4,818
22,741	*	Sanmina Corp	595
32,127	*	Scansource, Inc	1,142
87,066	*	Super Micro Computer, Inc	1,480
24,306		SYNNEX Corp	2,878
39,200		TDK Corp	3,492
4,348		TE Connectivity Ltd	434
78,624	*	Tech Data Corp	6,693
149,978	*	Trimble Navigation Ltd	5,381
199,222	*	TTM Technologies, Inc	3,046
69,875		Universal Display Corp	7,057
301,035		Xerox Corp	8,664
138,600		Yaskawa Electric Corp	6,286
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	316,243

TELECOMMUNICATION SERVICES - 1.4%
47,941	*	Boingo Wireless, Inc	1,188
3,441,084		BT Group plc	10,983
945,122		CenturyLink, Inc	15,528
55,858	*	Cincinnati Bell, Inc	774
233,020	*	Globalstar, Inc	160
23,363		IDT Corp (Class B)	147
109,486	*,e	Iridium Communications, Inc	1,232
570,432		KDDI Corp	14,691
517,900		NTT DoCoMo, Inc	13,203
742,207		Orange S. A.	12,616
206,831		Rogers Communications, Inc (Class B)	9,237
25,635		Shenandoah Telecom Co	923
3,479,100		Singapore Telecommunications Ltd	8,985
859,216	*,e	Sprint Corp	4,193
17,350		Swisscom AG.	8,607
143,396		TeliaSonera AB	676
411,619		Telstra Corp Ltd	996
12,857		TELUS Corp	452
1,436,141		Verizon Communications, Inc	68,676
6,713,646		Vodafone Group plc	18,369
304,841	e	Windstream Holdings, Inc	430
		TOTAL TELECOMMUNICATION SERVICES	192,066

TRANSPORTATION - 1.7%
27,025		Aeroports de Paris	5,888
57,900	e	All Nippon Airways Co Ltd	2,244
60		Amerco, Inc	21
12,475		Arkansas Best Corp	400
221,179		Auckland International Airport Ltd	981
92,845	*,e	Avis Budget Group, Inc	4,349
210,401		Canadian National Railway Co	15,377
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

63,000		Central Japan Railway Co	$12,023
4,910		CH Robinson Worldwide, Inc	460
230,554		CSX Corp	12,844
97,595		Delta Air Lines, Inc	5,349
313,413		Deutsche Post AG.	13,727
126,900		East Japan Railway Co	11,864
20,721	*	Echo Global Logistics, Inc	572
10,545		Expeditors International of Washington, Inc	668
33,952		Fraport AG. Frankfurt Airport Services Worldwide	3,351
32,582	*	Genesee & Wyoming, Inc (Class A)	2,306
149,550	*,e	Hertz Global Holdings, Inc	2,969
4,007		Kansas City Southern Industries, Inc	440
723		Kuehne & Nagel International AG.	114
2,480		Landstar System, Inc	272
65,400		Mitsui OSK Lines Ltd	1,857
1,407,101		MTR Corp	7,596
23,078	*	Nippon Yusen Kabushiki Kaisha	453
29,577		Norfolk Southern Corp	4,016
24,291		Ryder System, Inc	1,768
511,407		Southwest Airlines Co	29,293
33,219	*	Spirit Airlines, Inc	1,255
14,066	e	Sydney Airport	73
75,800		Tokyu Corp	1,194
1,102,431		Transurban Group (ASE)	9,722
378,826		Union Pacific Corp	50,926
369,092		United Parcel Service, Inc (Class B)	38,629
200		West Japan Railway Co	14
23,313	*	YRC Worldwide, Inc	206
		TOTAL TRANSPORTATION	243,221

UTILITIES - 1.8%
23,930		AES Corp	272
82,327		AGL Energy Ltd	1,380
58,665		Alliant Energy Corp	2,397
41,802		American Water Works Co, Inc	3,433
559,392		APA Group (ASE)	3,406
4,270		Aqua America, Inc	145
19,112		Atco Ltd	614
40,021		Avista Corp	2,051
46,554		Canadian Utilities Ltd	1,243
267,506		Centerpoint Energy, Inc	7,330
851,000		CLP Holdings Ltd	8,677
10,721		CMS Energy Corp	485
233,498		Consolidated Edison, Inc	18,199
271,904		Dominion Resources, Inc	18,334
32,029		DONG Energy A.S.	2,084
416,140		E.ON AG.	4,624
77,521		Edison International	4,935
10,425		Energias de Portugal S.A.	40
135,213		Eversource Energy	7,967
112,045		Fortis, Inc	3,782
59,506		Gas Natural SDG S.A.	1,420
5,031,589		Hong Kong & China Gas Ltd	10,369
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

1,887,688		Iberdrola S.A.	$13,881
49,141		Idacorp, Inc	4,338
4,730		MDU Resources Group, Inc	133
316,226		Meridian Energy Ltd	654
1,224,256		National Grid plc	13,781
20,290		NiSource, Inc	485
3,980		Pinnacle West Capital Corp	317
145,254		Public Service Enterprise Group, Inc	7,297
590,463		Scottish & Southern Energy plc	10,592
244,396		Sempra Energy	27,182
35,973		South Jersey Industries, Inc	1,013
602,707		Southern Co	26,917
303,357		Suez Environnement S.A.	4,396
32,615		Terna Rete Elettrica Nazionale S.p.A.	190
67,058		Tokyo Gas Co Ltd	1,792
630,476		United Utilities Group plc	6,332
980		Vectren Corp	63
144,512		WEC Energy Group, Inc	9,061
23,838		WGL Holdings, Inc	1,994
340,977		Xcel Energy, Inc	15,508
		TOTAL UTILITIES	249,113

		TOTAL COMMON STOCKS	8,321,586
		(Cost $5,936,832)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)	1,340
740,991	*	Federal National Mortgage Association (FNMA)	4,261
14,500	*	M&T Bank Corp	15,044
		TOTAL BANKS	20,645

		TOTAL PREFERRED STOCKS	20,645
		(Cost $38,865)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 0.2%
$28,050,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	28,050
	TOTAL GOVERNMENT AGENCY DEBT			28,050

TREASURY DEBT - 0.8%
100,000,000	United States Treasury Bill	1.641	04/05/18	99,987
6,800,000	United States Treasury Bill	1.405	04/12/18	6,797
	TOTAL TREASURY DEBT			106,784
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
230,403,463	c	State Street Navigator Securities Lending Government Money Market Portfolio	$230,403
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	230,403

		TOTAL SHORT-TERM INVESTMENTS	365,237
		(Cost $365,231)
		TOTAL INVESTMENTS - 101.4%	14,249,142
		(Cost $11,922,674)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(191,119)
		NET ASSETS - 100.0%	$14,058,023

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $225,170,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities was $1,057,165,000 or 7.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements mortgage dollar rolls.

Cost amounts are in thousands.
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2018

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 59.5%
$14,265,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/02/18	$14,264
17,500,000	FAMC	0.010	04/06/18	17,496
8,000,000	FAMC	0.010	04/30/18	7,990
20,500,000	FAMC	0.010	05/04/18	20,472
20,000,000	FAMC	0.010	05/29/18	19,954
7,000,000	FAMC	0.010	06/27/18	6,971
1,790,000	FAMC	0.010	07/16/18	1,781
1,250,000	FAMC	0.010	09/05/18	1,240
10,000,000	FAMC	0.010	10/02/18	9,905
27,670,000	Federal Farm Credit Bank (FFCB)	0.010	04/10/18	27,661
10,000,000	FFCB	0.010	04/11/18	9,996
11,000,000	FFCB	0.010	04/13/18	10,995
14,250,000	FFCB	0.010	04/17/18	14,240
31,800,000	FFCB	0.010	04/19/18	31,779
22,100,000	FFCB	0.010	04/23/18	22,081
35,500,000	FFCB	0.010	04/24/18	35,467
15,000,000	FFCB	0.010	04/25/18	14,986
11,840,000	FFCB	0.010	04/27/18	11,828
57,500,000	FFCB	0.010	04/30/18	57,432
58,200,000	FFCB	0.010	05/01/18	58,122
20,000,000	FFCB	0.010	05/02/18	19,972
42,000,000	FFCB	0.010	05/07/18	41,936
52,780,000	FFCB	0.010	05/10/18	52,690
35,000,000	FFCB	0.010	05/14/18	34,939
49,200,000	FFCB	0.010	05/15/18	49,110
24,200,000	FFCB	0.010	05/17/18	24,146
45,000,000	FFCB	0.010	05/21/18	44,906
42,000,000	FFCB	0.010	05/22/18	41,903
35,130,000	FFCB	0.010	05/23/18	35,048
20,000,000	FFCB	0.010	05/24/18	19,957
5,000,000	FFCB	0.010	05/29/18	4,989
15,000,000	FFCB	0.010	05/31/18	14,959
35,000,000	FFCB	0.010	06/04/18	34,901
4,000,000	FFCB	1.280	06/05/18	3,991
20,000,000	FFCB	0.010	06/06/18	19,938
17,000,000	FFCB	0.010	06/07/18	16,946
25,000,000	FFCB	0.010	06/08/18	24,922
25,000,000	FFCB	0.010	06/13/18	24,916
25,000,000	FFCB	0.010	06/18/18	24,909
7,725,000	FFCB	0.010	06/19/18	7,697
25,000,000	FFCB	0.010	06/28/18	24,892
16,000,000	FFCB	0.010	07/05/18	15,927
20,000,000	FFCB	0.010	07/13/18	19,900
400,000	FFCB	0.010	07/30/18	398
1,000,000	FFCB	0.010	11/02/18	988
50,000,000	Federal Home Loan Bank (FHLB)	0.010	04/02/18	49,998
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$49,200,000	FHLB	0.010%	04/03/18	$49,196
116,765,000	FHLB	0.010	04/04/18	116,751
50,000,000	FHLB	0.010	04/05/18	49,992
125,490,000	FHLB	0.010	04/06/18	125,464
106,900,000	FHLB	0.010	04/09/18	106,863
115,030,000	FHLB	0.010	04/11/18	114,983
94,073,000	FHLB	0.010-1.230	04/13/18	94,027
91,175,000	FHLB	0.010	04/16/18	91,115
129,500,000	FHLB	0.010-1.240	04/18/18	129,407
70,041,000	FHLB	0.010-1.240	04/20/18	69,984
44,074,000	FHLB	0.010	04/23/18	44,035
131,095,000	FHLB	0.010	04/25/18	130,957
66,600,000	FHLB	0.010-1.260	04/27/18	66,523
95,900,000	FHLB	0.010	04/30/18	95,773
33,255,000	FHLB	0.010	05/01/18	33,211
77,620,000	FHLB	0.010	05/02/18	77,510
95,470,000	FHLB	0.010	05/04/18	95,343
22,750,000	FHLB	0.010	05/07/18	22,711
44,860,000	FHLB	0.010-1.265	05/08/18	44,784
65,800,000	FHLB	0.010	05/09/18	65,684
99,880,000	FHLB	0.010	05/11/18	99,701
60,045,000	FHLB	0.010	05/16/18	59,916
38,550,000	FHLB	0.010	05/18/18	38,467
70,020,000	FHLB	0.010	05/22/18	69,857
50,310,000	FHLB	0.010	05/23/18	50,187
42,378,000	FHLB	0.010	05/29/18	42,265
29,430,000	FHLB	0.010	05/30/18	29,351
75,000,000	FHLB	0.010	06/01/18	74,783
90,000,000	FHLB	0.010	06/05/18	89,716
8,645,000	FHLB	0.010	06/06/18	8,618
50,000,000	FHLB	0.010	06/12/18	49,827
30,000,000	FHLB	0.010	06/13/18	29,893
84,130,000	FHLB	0.010	06/19/18	83,815
20,000,000	FHLB	0.010	06/25/18	19,920
27,000,000	FHLB	0.010	06/27/18	26,885
15,000,000	FHLB	0.010	07/13/18	14,933
3,830,000	FHLB	0.010	07/17/18	3,813
45,440,000	FHLB	0.010	08/03/18	45,155
6,891,000	FHLB	0.010	08/08/18	6,846
3,225,000	FHLB	0.010	08/24/18	3,201
3,000,000	FHLB	0.010	10/19/18	2,973
60,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	04/03/18	59,995
15,000,000	FHLMC	1.195	04/04/18	14,999
122,859,000	FHLMC	0.010	04/10/18	122,816
25,000,000	FHLMC	0.010	04/11/18	24,991
45,060,000	FHLMC	0.010	04/12/18	45,042
50,000,000	FHLMC	0.010	04/13/18	49,978
48,000,000	FHLMC	0.010-1.200	04/16/18	47,971
52,685,000	FHLMC	0.010	04/17/18	52,654
35,770,000	FHLMC	0.010	04/18/18	35,747
53,005,000	FHLMC	0.010	04/23/18	52,959
65,000,000	FHLMC	0.010	04/26/18	64,938
45,860,000	FHLMC	0.010	04/27/18	45,813
34,800,000	FHLMC	1.305	05/04/18	34,758
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$80,000,000	FHLMC	0.010%	05/07/18	$79,879
34,572,000	FHLMC	0.010	05/10/18	34,513
25,000,000	FHLMC	0.010	05/21/18	24,943
40,000,000	FHLMC	0.010	06/04/18	39,883
26,115,000	FHLMC	0.010	06/05/18	26,039
70,000,000	FHLMC	0.010	06/20/18	69,720
2,000,000	FHLMC	0.010	07/11/18	1,990
37,725,000	FHLMC	0.010	07/18/18	37,535
25,000,000	FHLMC	0.010	08/09/18	24,840
30,000,000	Federal National Mortgage Association (FNMA)	0.010	04/02/18	29,999
20,000,000	FNMA	0.010	04/04/18	19,998
30,000,000	FNMA	0.010	04/09/18	29,990
22,990,000	FNMA	0.010	04/16/18	22,977
73,195,000	FNMA	0.010	04/17/18	73,146
25,000,000	FNMA	0.010	04/18/18	24,983
32,200,000	FNMA	0.010	04/20/18	32,174
20,000,000	FNMA	0.010	04/23/18	19,981
104,340,000	FNMA	0.010	04/24/18	104,240
20,000,000	FNMA	0.010	04/26/18	19,977
20,000,000	FNMA	0.010	04/30/18	19,975
50,000,000	FNMA	0.010	05/01/18	49,936
30,000,000	FNMA	0.010	05/02/18	29,956
20,000,000	FNMA	0.010	05/03/18	19,971
3,000,000	FNMA	0.010	05/07/18	2,995
107,230,000	FNMA	0.010	05/08/18	107,051
25,000,000	FNMA	0.010	05/09/18	24,958
23,275,000	FNMA	0.010	05/14/18	23,230
28,630,000	FNMA	0.010	05/15/18	28,574
20,000,000	FNMA	0.010	05/16/18	19,960
35,000,000	FNMA	0.010	05/18/18	34,921
20,000,000	FNMA	0.010	05/21/18	19,952
40,000,000	FNMA	0.875	05/21/18	39,967
30,000,000	FNMA	0.010	05/22/18	29,927
53,520,000	FNMA	0.010	05/23/18	53,389
49,000,000	FNMA	0.010	05/30/18	48,868
35,000,000	FNMA	0.010	06/04/18	34,899
44,408,000	FNMA	0.010	06/06/18	44,272
44,695,000	FNMA	0.010	06/13/18	44,537
25,000,000	FNMA	0.010	06/18/18	24,910
19,800,000	FNMA	0.010	06/27/18	19,717
30,000,000	FNMA	0.010	07/11/18	29,847
10,000,000	Tennessee Valley Authority	0.010	04/10/18	9,996
	TOTAL GOVERNMENT AGENCY DEBT			5,655,249

TREASURY DEBT - 23.2%
100,000,000	United States Treasury Bill	0.010	04/05/18	99,984
128,200,000	United States Treasury Bill	0.010	04/12/18	128,142
145,000,000	United States Treasury Bill	0.010	04/19/18	144,887
86,760,000	United States Treasury Bill	0.010	04/26/18	86,666
110,000,000	United States Treasury Bill	0.010	05/03/18	109,850
59,450,000	United States Treasury Bill	0.010	05/10/18	59,347
100,000,000	United States Treasury Bill	0.010	05/17/18	99,794
91,195,000	United States Treasury Bill	0.010	05/24/18	90,978
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$40,000,000		United States Treasury Bill		0.010%	05/31/18	$39,891
114,750,000		United States Treasury Bill		0.010	06/07/18	114,425
100,000,000		United States Treasury Bill		0.010	06/14/18	99,682
107,575,000		United States Treasury Bill		0.010-1.271	06/21/18	107,190
65,425,000		United States Treasury Bill		0.010	06/28/18	65,177
33,815,000		United States Treasury Bill		0.010	07/05/18	33,661
101,070,000		United States Treasury Bill		0.010-1.355	07/19/18	100,618
6,780,000		United States Treasury Bill		0.010	07/26/18	6,740
10,000,000		United States Treasury Bill		0.010	08/02/18	9,938
30,000,000		United States Treasury Bill		0.010	08/09/18	29,804
55,960,000		United States Treasury Bill		0.010-1.342	08/16/18	55,623
29,720,000		United States Treasury Bill		0.010	08/30/18	29,490
10,225,000		United States Treasury Bill		0.010	09/06/18	10,139
94,050,000		United States Treasury Bill		0.010	09/13/18	93,361
35,000,000		United States Treasury Bill		0.010	09/20/18	34,687
125,000,000		United States Treasury Bill		0.010	10/11/18	123,895
120,000,000		United States Treasury Bill		0.010	11/08/18	118,792
80,000,000		United States Treasury Bill		0.010	12/06/18	79,062
35,000,000		United States Treasury Note		0.875	05/31/18	34,956
80,000,000		United States Treasury Note		1.125	06/15/18	79,973
10,000,000		United States Treasury Note		0.625	06/30/18	9,983
60,000,000		United States Treasury Note		0.750	07/31/18	59,839
9,840,000		United States Treasury Note		1.000	08/15/18	9,819
30,055,000		United States Treasury Note		1.250	12/15/18	29,936
		TOTAL TREASURY DEBT				2,196,329

VARIABLE RATE SECURITIES - 17.3%
30,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 3 M - 0.230%	1.530	04/27/18	30,000
25,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.752	05/25/18	25,000
50,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.657	06/15/18	50,000
22,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.914	06/22/18	22,008
44,500,000	i	FAMC	LIBOR 1 M - 0.120%	1.566	08/03/18	44,500
50,000,000	i	FAMC	LIBOR 1 M - 0.100%	1.564	11/01/18	50,000
25,000,000	i	FAMC	LIBOR 1 M - 0.030%	1.634	11/01/18	25,000
40,000,000	i	FAMC	EFFR + 0.020%	1.700	01/25/19	40,000
31,000,000	i	FAMC	LIBOR 1 M - 0.075%	1.611	02/04/19	31,000
25,000,000	i	FAMC	EFFR + 0.010%	1.690	03/01/19	25,000
25,000,000	i	FAMC	EFFR + 0.080%	1.760	03/01/19	25,000
40,000,000	i	FAMC	EFFR + 0.010%	1.440	04/01/19	40,000
30,000,000	i	FAMC	LIBOR 1 M - 0.050%	1.827	07/01/19	30,000

10,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 2.900%	1.850	05/14/18	10,001
16,000,000	i	FFCB	FRED - 2.870%	1.880	05/17/18	16,000
25,000,000	i	FFCB	FRED - 2.880%	1.870	06/13/18	25,000
10,000,000	i	FFCB	LIBOR 1 M + 0.140%	1.804	08/01/18	10,010
40,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.611	08/08/18	40,000
20,000,000	i	FFCB	LIBOR 1 M + 0.190%	1.901	08/08/18	20,024
20,000,000	i	FFCB	FRED - 2.850%	1.900	08/10/18	20,001
46,700,000	i	FFCB	LIBOR 1 M + 0.030%	1.905	08/27/18	46,699
95,000,000	i	FFCB	LIBOR 1 M - 0.050%	1.758	09/17/18	94,996
10,000,000	i	FFCB	LIBOR 3 M - 0.030%	2.148	09/18/18	10,008
50,000,000	i	FFCB	LIBOR 3 M - 0.150%	1.683	11/14/18	49,998
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$13,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.818%	12/05/18	$13,005
45,000,000	i	FFCB	FRED - 3.020%	1.730	01/14/19	45,039
20,000,000	i	FFCB	LIBOR 3 M - 0.160%	1.560	01/15/19	20,000
50,000,000	i	FFCB	LIBOR 1 M - 0.110%	1.762	01/25/19	50,002
33,700,000	i	FFCB	FRED - 3.020%	1.730	03/27/19	33,737
50,000,000	i	FFCB	LIBOR 1 M - 0.145%	1.732	03/29/19	49,998
50,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.577	06/07/19	50,000
55,000,000	i	FFCB	FRED - 3.080%	1.670	06/27/19	55,008
50,000,000	i	FFCB	FRED - 3.080%	1.670	08/16/19	49,993
30,000,000	i	FFCB	EFFR - 0.015%	1.665	09/20/19	30,000
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.818	10/18/19	40,000
47,000,000	i	FFCB	FRED - 3.065%	1.685	12/26/19	46,967
50,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.265%	1.480	04/20/18	50,000
72,500,000	i	FHLB	LIBOR 3 M - 0.200%	1.534	01/18/19	72,502
20,000,000	i	FHLB	LIBOR 3 M - 0.230%	1.590	02/13/19	20,001
50,000,000	i	FHLB	LIBOR 1 M - 0.040%	1.814	02/22/19	50,025

38,000,000	i	FHLB	LIBOR 3 M - 0.235%	1.790	03/06/19	37,983
45,000,000	i	FHLB	LIBOR 1 M - 0.070%	1.670	07/12/19	44,999
30,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.648	07/19/18	30,000
70,000,000	i	FHLMC	LIBOR 1 M - 0.100%	1.611	08/08/19	70,000
		TOTAL VARIABLE RATE SECURITIES				1,639,504

		TOTAL SHORT-TERM INVESTMENTS				9,491,082
		(Cost $9,491,082)

		TOTAL INVESTMENTS - 100.0%				9,491,082
		(Cost $9,491,082)
		OTHER ASSETS & LIABILITIES, NET - 0.0%				(1,898)
		NET ASSETS - 100.0%				$9,489,184

Abbreviation(s):
EFFR Effective Federal Funds Rate
FRED Federal Bank Prime Loan Rate
LIBOR London Interbank Offered Rate
M Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
401

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Accounts to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Accounts’ various filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

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COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of March 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2018, there were no material transfers between levels by the Accounts.

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COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

As of March 31, 2018, 100% of the value of investments in the Inflation-Linked Bond Account and the Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2018, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$11,116,247	$4,955,194	$6	$16,071,447
Consumer staples	5,742,931	3,111,972	116	8,855,019
Energy	5,089,653	2,139,774	1,065	7,230,492
Financials	12,909,012	7,916,756	363	20,826,131
Health care	11,252,257	2,577,783	350	13,830,390
Industrials	9,567,660	4,284,476	1,794	13,853,930
Information technology	21,774,036	4,031,847	188	25,806,071
Materials	3,039,860	3,318,363	2,335	6,360,558
Real estate	2,588,397	1,608,988	9,656	4,207,041
Telecommunication services	1,160,612	1,146,795	13	2,307,420
Utilities	2,096,173	1,005,947	7	3,102,127
Government bonds	—	291	—	291
Equity-linked notes	—	9,410	—	9,410
Short-term investments	—	2,995,071	—	2,995,071
Purchased options**	6,963	—	—	6,963
Written options**	(4,814)	—	—	(4,814)
Futures contracts**	(8,057)	—	—	(8,057)
Forward foreign currency contracts**	—	57	—	57
Swaps contracts**	—	(205)	—	(205)
Total	$86,330,930	$39,102,519	$15,893	$125,449,342
Global Equities
Equity investments:
Asia	$88,509	$1,762,917	$12	$1,851,438
Australasia	25,581	278,856	2	304,439
Europe	55,081	3,343,605	—	3,398,686
North America	12,118,172	557,295	—	12,675,467
All other equity investments*	227,160	1,664,358	7	1,891,525
Short-term investments	—	568,098	—	568,098
Futures contracts**	(4,553)	—	—	(4,553)
Total	$12,509,950	$8,175,129	$21	$20,685,100
Growth
Equity investments:
Consumer discretionary	$4,621,518	$222,054	$—	$4,843,572
Consumer staples	1,044,763	24,123	—	1,068,886
Health care	2,904,557	172,127	—	3,076,684
Industrials	—	64,323	—	64,323
Information technology	11,152,159	125,853	—	11,278,012
All other equity investments *	5,202,057	—	—	5,202,057
Short-term investments	243,469	120,145	—	363,614
Total	$25,168,523	$728,625	$—	$25,897,148
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COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$2,413,347	$6	$—	$2,413,353
Consumer staples	1,282,770	—	—	1,282,770
Financials	2,844,431	—	11	2,844,442
Health care	2,501,014	—	13	2,501,027
Industrials	2,049,778	—	119	2,049,897
All other equity investments *	7,701,132	—	—	7,701,132
Short-term investments	358,130	70,601	—	428,731
Futures contracts**	(1,933)	—	—	(1,933)
Total	$19,148,669	$70,607	$143	$19,219,419
Bond Market
Bank loan obligations	$—	$19,861	$—	$19,861
Corporate bonds	1,533	4,672,176	1,937	4,675,646
Government bonds	2,847	6,032,959	—	6,035,806
Structured assets	58,272	2,520,051	9,271	2,587,594
Preferred stocks	11,487	—	—	11,487
Short-term investments	—	95,722	—	95,722
Forward foreign currency contracts**	—	1,185	—	1,185
Total	$74,139	$13,341,954	$11,208	$13,427,301
Social Choice
Equity investments:
Consumer discretionary	$707,170	$309,210	$—	$1,016,380
Consumer staples	397,051	214,040	—	611,091
Energy	318,250	154,783	—	473,033
Financials	934,685	589,676	6	1,524,367
Health care	780,925	231,975	—	1,012,900
Industrials	686,925	319,293	—	1,006,218
Information technology	1,341,942	155,025	—	1,496,967
Materials	234,441	226,373	—	460,814
Real estate	215,494	83,788	—	299,282
Telecommunication services	93,250	98,816	—	192,066
Utilities	159,857	89,256	—	249,113
Bank loan obligations	—	31,264	13,180	44,444
Corporate bonds	—	1,690,113	15,746	1,705,859
Government bonds	—	3,296,312	30,638	3,326,950
Structured assets	—	420,146	44,275	464,421
Short-term investments	230,403	134,834	—	365,237
Total	$6,100,393	$8,044,904	$103,845	$14,249,142

*	For detailed categories, see the accompanying schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of

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the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of March 31, 2018 are disclosed in the schedules of investments.

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of March 31, 2018 are disclosed in the schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets. The total return swap contracts outstanding as of March 31, 2018 are disclosed in the schedules of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Accounts realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward contracts outstanding as of March 31, 2018 are disclosed in the schedules of investments.

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

					Change in unrealized
Issue	Value at 12/31/17	Purchase cost	Sales proceeds	Realized gain/(loss)	appreciation (depreciation)	Dividend income	Shares at 3/31/18	Value at 3/31/18
Stock Account
Common stock
Materials
Tronox Ltd	$166,864	$23,774	$1,863	$989	$(18,873)	$411	9,267,429	$170,891
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Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of March 31, 2018, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $127,462,277 related to equity securities and $97,707,307 related to fixed income securities. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$107,663,584	$21,272,014	$(3,473,237)	$17,798,777
Global Equities	17,213,402	3,944,131	(467,883)	3,476,248
Growth	19,249,492	6,923,079	(275,423)	6,647,656
Equity Index	9,071,091	10,696,670	(546,409)	10,150,261
Bond Market	13,607,933	96,528	(278,345)	(181,817)
Inflation-Linked Bond	6,309,279	219,806	(74,997)	144,809
Social Choice	11,922,674	2,705,572	(379,104)	2,326,468
407

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: May 17, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 17, 2018	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: May 17, 2018	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer